UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® AGGRESSIVE ALLOCATION ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.93%

DOMESTIC EQUITY — 56.84%
iShares Core S&P 500 ETF[a]	392,654	$69,381,963
iShares Core S&P Mid-Cap ETF[a,b]	263,475	33,867,076
iShares Core S&P Small-Cap ETF[a]	48,682	5,034,206

		108,283,245

DOMESTIC FIXED INCOME — 17.01%
iShares Core Total U.S. Bond Market ETF[a]	115,433	12,458,684
iShares iBoxx $ High Yield Corporate Bond ETF[a]	65,673	6,133,858
iShares Short Treasury Bond ETF[a]	92,991	10,251,328
iShares TIPS Bond ETF[a]	31,494	3,556,617

		32,400,487

INTERNATIONAL EQUITY — 26.08%
iShares MSCI EAFE ETF[a]	682,539	44,965,669
iShares MSCI Emerging Markets ETF[a]	111,331	4,727,114

		49,692,783

TOTAL INVESTMENT COMPANIES
(Cost: $164,071,215)		190,376,515

SHORT-TERM INVESTMENTS — 10.83%

MONEY MARKET FUNDS — 10.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[a,c,d]	19,363,658	19,363,658
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[a,c,d]	1,125,357	1,125,357
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	142,513	142,513

		20,631,528

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,631,528)		20,631,528

TOTAL INVESTMENTS IN SECURITIES — 110.76%
(Cost: $184,702,743)		211,008,043
Other Assets, Less Liabilities — (10.76)%		(20,499,898)

NET ASSETS — 100.00%		$190,508,145

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

1

Schedule of Investments  (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.91%

CAPITAL MARKETS — 0.76%
CITIC Securities Co. Ltd. Class H	19,443,000	$40,726,465

		40,726,465

COMMERCIAL BANKS — 37.53%
Agricultural Bank of China Ltd. Class H	461,443,000	222,000,682
Bank of China Ltd. Class H	709,811,000	332,335,523
Bank of Communications Co. Ltd. Class H	177,105,200	129,521,477
China CITIC Bank Corp. Ltd. Class H	166,939,000	93,664,384
China Construction Bank Corp. Class H	622,256,320	483,162,503
China Merchants Bank Co. Ltd. Class H	100,972,438	200,563,075
China Minsheng Banking Corp. Ltd. Class Ha	111,828,500	128,227,648
Industrial and Commercial Bank of China Ltd. Class H	611,874,995	428,538,604

		2,018,013,896

CONSTRUCTION MATERIALS — 1.71%
Anhui Conch Cement Co. Ltd. Class Ha	26,306,500	91,782,050

		91,782,050

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.36%
China Telecom Corp. Ltd. Class H	356,054,000	185,993,731
China Unicom (Hong Kong) Ltd.	98,970,000	156,247,258

		342,240,989

INSURANCE — 13.91%
China Life Insurance Co. Ltd. Class H	78,799,000	209,370,428
China Pacific Insurance (Group) Co. Ltd. Class H	48,834,000	176,363,109
People’s Insurance Co. Group of China Ltd. Class Ha	83,999,000	39,653,599
PICC Property and Casualty Co. Ltd. Class H	65,890,000	100,963,260
Ping An Insurance (Group) Co. of China Ltd. Class H	28,105,000	221,307,776

		747,658,172

INTERNET SOFTWARE & SERVICES — 7.22%
Tencent Holdings Ltd.	7,116,200	388,437,562

		388,437,562

OIL, GAS & CONSUMABLE FUELS — 16.02%
China Petroleum & Chemical Corp. Class H	275,682,600	225,081,853
China Shenhua Energy Co. Ltd. Class H	66,421,000	202,183,089
CNOOC Ltd.	103,909,000	213,365,228
PetroChina Co. Ltd. Class H	192,726,000	220,739,822

		861,369,992

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.07%
China Overseas Land & Investment Ltd.[a]	70,654,000	218,713,410

		218,713,410

Security	Shares	Value

SPECIALTY RETAIL — 3.02%
Belle International Holdings Ltd.	115,121,000	$162,442,360

		162,442,360

WIRELESS TELECOMMUNICATION SERVICES — 9.31%
China Mobile Ltd.	47,685,500	500,654,542

		500,654,542

TOTAL COMMON STOCKS
(Cost: $5,628,963,490)		5,372,039,438

SHORT-TERM INVESTMENTS — 4.13%

MONEY MARKET FUNDS — 4.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	209,392,109	209,392,109
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	12,169,234	12,169,234
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	168,294	168,294

		221,729,637

TOTAL SHORT-TERM INVESTMENTS
(Cost: $221,729,637)		221,729,637

TOTAL INVESTMENTS IN SECURITIES — 104.04%
(Cost: $5,850,693,127)		5,593,769,075
Other Assets, Less Liabilities — (4.04)%		(216,978,644)

NET ASSETS — 100.00%		$5,376,790,431

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

2

Schedule of Investments  (Unaudited)

iSHARES® CONSERVATIVE ALLOCATION ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 18.69%
iShares Core S&P 500 ETF[a]	112,867	$19,943,599
iShares Core S&P Mid-Cap ETF[a]	24,566	3,157,714
iShares Core S&P Small-Cap ETF[a]	15,467	1,599,442

		24,700,755

DOMESTIC FIXED INCOME — 68.42%
iShares Core Total U.S. Bond Market ETF[a]	395,133	42,646,705
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	109,459	10,223,471
iShares Short Treasury Bond ETF[a]	287,818	31,729,056
iShares TIPS Bond ETF[a]	51,429	5,807,877

		90,407,109

INTERNATIONAL EQUITY — 12.83%
iShares MSCI EAFE ETF[a]	237,178	15,625,287
iShares MSCI Emerging Markets ETF[a]	31,098	1,320,421

		16,945,708

TOTAL INVESTMENT COMPANIES
(Cost: $126,088,495)		132,053,572

SHORT-TERM INVESTMENTS — 0.58%

MONEY MARKET FUNDS — 0.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[a,c,d]	630,129	630,129
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[a,c,d]	36,621	36,621
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	96,636	96,636

		763,386

TOTAL SHORT-TERM INVESTMENTS
(Cost: $763,386)		763,386

TOTAL INVESTMENTS IN SECURITIES — 100.52%
(Cost: $126,851,881)		132,816,958
Other Assets, Less Liabilities — (0.52)%		(678,178)

NET ASSETS — 100.00%		$132,138,780

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.90%

AUSTRALIA — 7.97%
Abacus Property Group	25,315	$55,855
Acrux Ltd.	15,748	39,966
Adelaide Brighton Ltd.	33,041	120,459
AGL Energy Ltd.	40,384	598,099
Ainsworth Game Technology Ltd.	8,336	34,417
ALS Ltd.	27,844	264,460
Alumina Ltd.[a]	190,095	185,411
Amcor Ltd.	88,124	904,587
AMP Ltd.	215,732	968,322
Ansell Ltd.	9,687	178,784
APA Group	61,866	355,019
APN News & Media Ltd.[a]	49,915	21,979
Aquarius Platinum Ltd.[a]	41,574	27,361
Aquila Resources Ltd.[a]	12,844	27,488
ARB Corp. Ltd.	4,133	45,595
Ardent Leisure Group	33,994	63,898
Aristocrat Leisure Ltd.	33,625	160,798
Arrium Ltd.	101,824	133,545
Asciano Ltd.	71,369	393,332
Aspen Group	11,003	17,191
ASX Ltd.	14,402	500,377
Atlas Iron Ltd.	61,365	60,143
Aurizon Holdings Ltd.	147,619	669,584
Aurora Oil and Gas Ltd.[a]	28,134	86,585
Ausdrill Ltd.	28,378	41,115
Ausenco Ltd.	12,483	19,504
Austin Engineering Ltd.	4,648	17,386
Australand Property Group	17,491	61,780
Australia and New Zealand Banking Group Ltd.	200,681	6,430,780
Australian Agricultural Co. Ltd.[a]	52,261	55,675
Automotive Holdings Group	13,138	45,161
AWE Ltd.[a]	43,166	51,095
Bank of Queensland Ltd.	23,115	264,416
Beach Energy Ltd.	92,663	125,479
Beadell Resources Ltd.[a,b]	58,893	51,865
Bendigo and Adelaide Bank Ltd.	30,327	313,028
BHP Billiton Ltd.	233,863	8,340,054
Billabong International Ltd.[a]	57,000	21,321
BlueScope Steel Ltd.[a]	40,971	193,599
Boral Ltd.	57,726	270,038
Bradken Ltd.	13,237	78,217
Brambles Ltd.	114,310	1,006,686
Buru Energy Ltd.[a]	19,173	30,230
BWP Trust	37,250	81,130
Cabcharge Australia Ltd.	10,479	39,990
Caltex Australia Ltd.	10,320	181,085
Cardno Ltd.	10,266	68,827
carsales.com Ltd.	14,709	146,251
CFS Retail Property Trust Group	152,355	298,644
Challenger Diversified Property Group	9,886	24,434
Challenger Ltd.	39,637	225,206
Charter Hall Group	16,412	60,145
Charter Hall Retail REIT	21,660	82,864
Coca-Cola Amatil Ltd.	41,704	509,442
Cochlear Ltd.	4,283	238,886
Commonwealth Bank of Australia	117,666	8,477,124

Security	Shares	Value

Commonwealth Property Office Fund	151,722	$171,689
Computershare Ltd.	34,980	355,755
Crown Ltd.	29,352	468,900
CSL Ltd.	36,223	2,383,945
CSR Ltd.	42,011	99,456
David Jones Ltd.	40,142	103,394
Decmil Group Ltd.	13,004	31,155
Dexus Property Group	350,837	360,464
Discovery Metals Ltd.[a,b]	104,774	6,647
Downer EDI Ltd.	32,248	150,549
Drillsearch Energy Ltd.[a]	31,944	39,173
DUET Group	89,707	182,638
DuluxGroup Ltd.	28,186	137,457
Echo Entertainment Group Ltd.	54,016	135,549
Energy Resources of Australia Ltd.[a]	18,030	21,854
Energy World Corp. Ltd.[a,b]	72,684	29,940
Envestra Ltd.	73,973	78,805
Fairfax Media Ltd.	167,814	96,141
Federation Centres	101,724	238,892
FKP Property Group	29,391	51,628
FlexiGroup Ltd.	16,641	74,064
Flight Centre Ltd.	4,121	202,573
Forge Group Ltd.	7,121	29,670
Fortescue Metals Group Ltd.	113,891	561,894
G.U.D Holdings Ltd.	9,880	55,480
Gindalbie Metals Ltd.[a,b]	131,837	16,230
Goodman Fielder Ltd.	132,004	95,001
Goodman Group	124,481	596,459
GPT Group	126,953	443,605
GrainCorp Ltd. Class A	13,684	159,903
Grange Resources Ltd.	52,030	10,593
GWA Group Ltd.	15,843	46,508
Harvey Norman Holdings Ltd.	40,184	124,050
Hills Industries Ltd.	21,154	36,658
Horizon Oil Ltd.[a]	84,290	26,340
iiNET Ltd.	9,650	59,397
Iluka Resources Ltd.	30,949	301,864
Incitec Pivot Ltd.	119,617	301,302
Independence Group NL	18,947	71,050
Indophil Resources NLa	56,964	8,361
Insurance Australia Group Ltd.	152,521	892,576
Investa Office Fund	47,129	138,796
Invocare Ltd.	8,128	84,357
IOOF Holdings Ltd.	15,688	133,553
Iress Ltd.	10,185	95,290
James Hardie Industries SE	32,804	339,527
JB Hi-Fi Ltd.	7,273	150,140
Karoon Gas Australia Ltd.[a,b]	15,674	65,752
Leighton Holdings Ltd.	12,726	215,831
Lend Lease Group	39,796	429,607
Linc Energy Ltd.[a,b]	26,416	36,021
Lynas Corp. Ltd.[a,b]	149,289	48,772
M2 Telecommunications Group Ltd.	11,867	71,245
Macmahon Holdings Ltd.[a]	124,820	17,730
Macquarie Atlas Roads Group	31,524	79,107
Macquarie Group Ltd.	22,520	1,086,525
Maverick Drilling & Exploration Ltd.[a]	31,064	15,002
McMillan Shakespeare Ltd.	4,075	49,856
Mermaid Marine Australia Ltd.	17,005	60,386
Mesoblast Ltd.[a,b]	12,666	79,161
Metcash Ltd.	63,626	201,840
Miclyn Express Offshore Ltd.	9,346	18,585
Mineral Deposits Ltd.[a,b]	11,508	34,000

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Mineral Resources Ltd.	10,014	$107,440
Mirvac Group	264,927	436,518
Monadelphous Group Ltd.[b]	6,227	107,201
Mount Gibson Iron Ltd.	54,662	46,068
Myer Holdings Ltd.	44,347	104,986
National Australia Bank Ltd.	170,657	5,706,225
Navitas Ltd.	13,769	75,624
Newcrest Mining Ltd.	56,799	553,994
Northern Star Resources Ltd.	28,549	24,061
NRW Holdings Ltd.	29,551	39,177
Nufarm Ltd.	13,497	62,499
Orica Ltd.	26,903	536,775
Origin Energy Ltd.	80,480	1,114,960
OZ Minerals Ltd.	22,580	77,403
Pacific Brands Ltd.	77,460	51,712
PanAust Ltd.	40,059	76,626
Papillon Resources Ltd.[a]	27,298	30,115
Perpetual Ltd.	3,014	131,289
Platinum Asset Management Ltd.	15,901	92,905
Premier Investments Ltd.	6,081	45,837
Primary Health Care Ltd.	37,115	173,622
Programmed Maintenance Services Ltd.	14,254	37,254
Qantas Airways Ltd.[a]	84,475	99,592
QBE Insurance Group Ltd.	87,750	1,229,804
Qube Logistics Holdings Ltd.	41,463	85,202
Ramsay Health Care Ltd.	9,760	358,599
Red Fork Energy Ltd.[a]	53,979	24,535
Regis Resources Ltd.	27,176	89,813
Reject Shop Ltd. (The)	2,890	48,877
Rio Tinto Ltd.	31,834	1,928,992
Roc Oil Co. Ltd.[a]	58,551	26,891
SAI Global Ltd.	17,289	67,288
Sandfire Resources NLa	8,347	51,614
Santos Ltd.	70,454	1,012,088
Seek Ltd.	24,046	295,787
Senex Energy Ltd.[a,b]	70,860	55,694
Seven West Media Ltd.	49,364	117,798
Shopping Centres Australasia Property Group	47,116	71,163
Sigma Pharmaceuticals Ltd.	93,842	50,652
Silex Systems Ltd.[a]	8,319	18,906
Sims Metal Management Ltd.[a]	12,280	115,820
Skilled Group Ltd.	12,487	41,741
SMS Management & Technology Ltd.	8,285	36,168
Sonic Healthcare Ltd.	27,795	424,812
Southern Cross Media Group Ltd.	40,833	73,080
SP AusNet	123,015	145,611
Spark Infrastructure Group	97,763	156,917
St Barbara Ltd.[a]	44,870	20,395
Starpharma Holdings Ltd.[a]	23,199	19,662
Stockland Corp. Ltd.	166,304	631,501
STW Communications Group Ltd.	33,559	50,528
Suncorp Group Ltd.	94,145	1,192,835
Sundance Energy Australia Ltd.[a]	34,930	37,542
Super Retail Group Ltd.	10,486	132,860
Sydney Airport	14,092	55,913
Syrah Resources Ltd.[a]	7,952	21,084
Tabcorp Holdings Ltd.	54,451	185,625
Tatts Group Ltd.	102,513	304,815
Telstra Corp. Ltd.	317,136	1,555,616
Ten Network Holdings Ltd.[a]	143,081	37,937
Tiger Resources Ltd.[a]	96,847	36,225
Toll Holdings Ltd.	50,587	276,402
TPG Telecom Ltd.	21,212	93,604

Security	Shares	Value

Transpacific Industries Group Ltd.[a]	79,715	$86,432
Transurban Group	102,339	688,060
Treasury Wine Estates Ltd.	46,618	207,481
UGL Ltd.	12,473	87,049
Wesfarmers Ltd.	73,245	2,980,371
Western Areas NL	14,751	39,112
Westfield Group	151,298	1,550,199
Westfield Retail Trust	219,670	642,771
Westpac Banking Corp.	226,817	7,364,955
Whitehaven Coal Ltd.[a]	44,181	67,776
Woodside Petroleum Ltd.	47,843	1,758,737
Woolworths Ltd.	90,528	2,991,820
WorleyParsons Ltd.	15,235	318,255
Wotif.com Holdings Ltd.	8,770	36,873

		86,205,574

AUSTRIA — 0.35%
AMAG Austria Metall AGc	1,039	30,108
Andritz AG	5,433	335,110
CA Immobilien Anlagen AG	6,160	93,962
conwert Immobilien Invest SE	5,211	64,964
Erste Group Bank AG	19,039	672,324
EVN AG	2,162	33,037
Flughafen Wien AG	735	56,856
IMMOFINANZ AG	69,192	303,364
Kapsch TrafficCom AG	342	18,491
Lenzing AG	505	37,760
Mayr-Melnhof Karton AG	666	74,471
Oesterreichische Post AG	2,148	101,083
OMV AG	10,979	524,572
Palfinger AG	939	34,723
Raiffeisen International Bank Holding AG	3,585	131,934
RHI AG	1,719	63,484
S IMMO AG	6,641	44,781
Schoeller-Bleckmann Oilfield Equipment AG	837	96,722
Semperit AG Holding	776	38,137
Telekom Austria AG	16,868	139,129
Verbund AG	5,212	122,547
Vienna Insurance Group AG	2,883	152,956
Voestalpine AG	8,361	395,393
Wienerberger AG	9,241	160,934
Zumtobel AG	2,355	42,149

		3,768,991

BELGIUM — 1.18%
Ablynx NVa	3,746	36,820
Ackermans & van Haaren NV	1,843	199,918
Ageas	17,081	727,881
Agfa-Gevaert NVa	16,199	38,539
Anheuser-Busch InBev NV	58,568	6,099,133
Arseus NV	1,768	54,610
Barco NV	977	74,129
Befimmo SA	1,148	82,452
Bekaert NV	3,000	126,046
Belgacom SA	10,989	301,256
Cofinimmo SA	1,231	148,878
Colruyt SA	5,324	298,168
Compagnie d’Entreprises CFE SA	734	58,106
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	7,402	473,616
Econocom Group SA	4,384	42,674
Elia System Operator SA	1,675	76,740

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Euronav SAa	3,089	$21,753
EVS Broadcast Equipment SA	1,079	70,851
Galapagos NVa,b	2,704	52,458
GIMV NV	1,586	80,425
Groupe Bruxelles Lambert SA	5,941	531,210
KBC Ancora SCA[a]	2,537	82,743
KBC Groep NV	16,790	916,464
Kinepolis Group NV	334	48,736
Melexis NV	1,830	59,635
Mobistar SA	2,933	51,079
Nyrstar NVb	12,601	51,907
SA D’Ieteren NV	1,320	62,360
Solvay SA	4,314	676,221
Telenet Group Holding NV	3,646	200,500
Tessenderlo Chemie NV	2,302	57,709
UCB SA	8,055	530,236
Umicore SA	8,276	395,311
Warehouses De Pauw SCA	997	74,128

		12,802,692
DENMARK — 1.25%
A.P. Moeller-Maersk A/S Class A	42	380,019
A.P. Moeller-Maersk A/S Class B	94	910,658
ALK-Abello A/S	470	44,719
Alm. Brand A/Sa	6,722	26,343
Auriga Industries A/S Class Ba	1,242	48,786
Bang & Olufsen A/S Class Ba	3,121	30,151
Bavarian Nordic A/Sa	2,750	33,584
Carlsberg A/S Class B	7,835	783,322
Christian Hansen Holding A/S	6,950	257,795
Coloplast A/S Class B	8,242	538,124
D/S Norden A/S	2,196	96,786
Danske Bank A/Sa	47,896	1,120,083
DSV A/S	13,326	390,337
East Asiatic Co. Ltd. A/Sa	1,773	30,378
FLSmidth & Co. A/Sb	4,036	201,938
Genmab A/Sa	3,022	131,373
GN Store Nord A/S	11,770	268,814
Jyske Bank A/S Registered[a,b]	4,998	282,503
NKT Holding A/S	1,926	93,592
Novo Nordisk A/S Class B	29,031	4,836,516
Novozymes A/S Class B	17,187	674,166
Pandora A/S	5,367	256,207
Rockwool International A/S Class B	533	84,182
Royal Unibrew A/S	744	95,606
Schouw & Co. A/S	1,155	43,263
SimCorp AS	3,249	106,597
Solar Holdings A/S Class B	639	36,456
Sydbank A/Sa	5,756	170,280
TDC A/S	53,861	486,946
Topdanmark A/Sa	7,739	211,028
TrygVesta A/S	1,802	164,886
United International Enterprises Ltd.	193	36,973
Vestas Wind Systems A/Sa	14,991	403,039
William Demant Holding A/Sa	1,849	183,173

		13,458,623
FINLAND — 0.95%
Amer Sports OYJ Class A	8,707	179,215
Cargotec Corp. OYJ Class B	2,817	103,172
Caverion Corp.[a]	8,187	64,110

Security	Shares	Value

Citycon OYJ	19,104	$68,306
Cramo OYJ	2,205	44,156
Elisa OYJ	10,361	259,601
Fortum OYJ	32,137	716,520
Huhtamaki OYJ	6,020	145,024
Kemira OYJ	7,354	118,273
Kesko OYJ Class B	4,399	146,401
Kone OYJ Class B	11,283	996,283
Konecranes OYJ	3,524	119,005
Metsa Board OYJ Class B	13,178	51,238
Metso OYJ	9,387	370,087
Neste Oil OYJ	9,720	193,061
Nokia OYJ[a]	273,238	2,069,070
Nokian Renkaat OYJ	8,259	418,471
Oriola-KD OYJ Class B	8,154	26,494
Orion OYJ Class B	7,230	194,519
Outokumpu OYJ[a,b]	71,675	39,951
Outotec OYJ[b]	12,466	123,547
PKC Group OYJ	1,626	53,208
Pohjola Bank PLC Class A	10,416	190,035
Ramirent OYJ	5,233	63,032
Rautaruukki OYJ	7,194	62,447
Sampo OYJ Class A	30,619	1,452,349
Sanoma OYJ	6,292	54,745
Sponda OYJ	17,666	91,745
Stockmann OYJ Abp Class B	2,180	34,913
Stora Enso OYJ Class R	40,182	374,198
Technopolis OYJ	3,883	26,395
Tieto OYJ	4,289	94,460
UPM-Kymmene OYJ	38,338	610,331
Uponor OYJ	4,001	79,143
Wartsila OYJ Abp	12,899	572,907
YIT OYJ	8,163	106,093

		10,312,505
FRANCE — 9.24%
AB Science SAa,b	1,299	30,764
ABC Arbitrage	7,652	52,431
Accor SA	11,432	513,112
Aeroports de Paris	1,924	205,854
Air France-KLM[a]	4,589	48,101
Alcatel-Lucent[a]	170,649	653,536
ALSTOM	15,603	581,216
Altamir Amboise SCA	4,669	63,792
ALTEN	2,054	93,183
Altran Technologies SAa	9,856	87,631
ANF Immobilier	636	19,100
Aperam	4,398	75,456
APRIL	1,068	22,766
ArcelorMittal	73,789	1,167,178
Arkema SA	4,538	515,886
Assystem	1,826	49,798
Atos SA	3,980	340,231
AXA SA	130,466	3,263,579
Beneteau SAa	3,893	71,396
BNP Paribas SA	72,916	5,406,509
Boiron SA	637	43,179
Bonduelle SCA	1,346	33,670
BOURBON SA	3,277	93,713
Bouygues SA	13,807	540,406
Bull[a]	7,230	31,945
Bureau Veritas SA	15,644	473,000

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Cap Gemini SA	10,482	$690,426
Carrefour SA	43,789	1,606,149
Casino Guichard-Perrachon SA	3,959	446,243
CGG[a]	11,715	258,089
Christian Dior SA	3,919	745,903
Club Mediterranee SAa	1,775	41,916
CNP Assurances SA	11,983	211,781
Compagnie de Saint-Gobain	28,889	1,521,693
Compagnie Generale des Etablissements Michelin Class B	13,254	1,387,808
Compagnie Plastic Omnium SA	4,752	136,313
Credit Agricole Nord de France	2,125	45,847
Credit Agricole SAa	72,574	877,816
Danone	41,555	3,085,702
Dassault Systemes SA	4,473	544,314
Derichebourg[a]	6,234	21,866
Edenred SA	14,654	498,551
Eiffage SA	2,637	156,754
Electricite de France SA	17,421	611,990
Essilor International SA	14,739	1,584,979
Esso SA Francaise	333	21,459
Etablissements Maurel et Prom	5,942	96,049
Euler Hermes SA	916	121,093
Eurazeo	2,259	171,153
Eurofins Scientific SA	628	172,418
European Aeronautic Defence and Space Co. NV	42,468	2,921,979
Eutelsat Communications SA	10,350	328,483
Faiveley Transport SA	617	48,240
Faurecia[a]	3,936	115,260
FFP[a]	585	33,904
Fonciere des Regions	1,981	170,127
GameLoft SAa	5,902	62,746
GDF Suez	96,357	2,402,490
Gecina SA	1,547	207,265
Gemalto NVb	5,797	650,893
GL Events SA	1,003	21,681
Groupe Eurotunnel SA Registered	39,722	385,682
Groupe Fnac[a]	1,444	40,440
Groupe Steria SCA	2,356	43,689
Havas SA	18,740	156,327
Icade	2,443	225,414
Iliad SA	1,645	376,606
Imerys SA	2,334	187,751
Ingenico SA	2,724	205,384
Ipsen SA	2,089	91,774
Ipsos SA	2,693	113,733
JCDecaux SA	4,849	195,064
Kering SA	5,477	1,246,084
Klepierre	6,941	312,152
L’Air Liquide SA	22,598	3,081,413
L’Oreal SA	17,536	3,007,438
Lafarge SA	13,521	937,104
Lagardere SCA	8,093	294,755
Legrand SA	19,076	1,084,811
LISI	311	48,073
LVMH Moet Hennessy Louis Vuitton SA	18,538	3,573,700
M6-Metropole Television	4,715	108,810
Medica SA	2,693	69,378
Mercialys	3,191	68,868
Mersen	1,197	43,905
MPI	8,634	37,679
Natixis	67,459	364,274
Naturex	429	33,932
Neopost SA	2,403	182,161

Security	Shares	Value

Nexans SA	2,258	$100,995
Nexity	2,176	85,494
Orange	134,427	1,847,637
Orpea SA	1,887	101,974
Parrot SAa	634	17,721
Pernod Ricard SA	15,269	1,837,100
PSA Peugeot Citroen SAa,b	17,232	227,381
Publicis Groupe SA	13,058	1,090,526
Rallye SA	1,320	56,286
Remy Cointreau SA	1,784	176,274
Renault SA	13,990	1,226,941
Rexel SA	15,146	379,903
Rubis SCA	2,005	125,468
Safran SA	18,003	1,152,164
Saft Groupe SA	2,260	71,834
Sanofi	86,828	9,271,065
Sartorius Stedim Biotech SA	373	56,161
Schneider Electric SA	38,357	3,235,678
SCOR SE	10,698	378,651
SEB SA	1,540	138,535
Sechilienne-Sidec	1,985	48,602
SES SA Class A FDR	22,749	663,080
Societe BIC SA	1,974	247,030
Societe d’Edition Canal Plus	9,716	80,310
Societe de la Tour Eiffel	782	52,519
Societe Generale	51,131	2,907,015
Societe Television Francaise 1	8,593	165,887
Sodexo	6,662	647,484
Soitec SAa,b	14,941	33,921
Solocal Group[a]	13,452	31,455
Sopra Group SA	435	38,097
Stallergenes SA	326	24,557
STMicroelectronics NV	47,442	367,377
Suez Environnement SA	20,298	354,735
Technicolor SA Registered[a]	20,648	112,003
Technip SA	7,364	772,376
Teleperformance SA	4,162	221,011
Tessi SA	231	31,577
Thales SA	6,479	398,130
Total SA	155,645	9,578,040
Ubisoft Entertainment SAa	7,110	91,634
Unibail-Rodamco SE	7,069	1,854,788
Valeo SA	5,238	520,905
Vallourec SA	7,723	460,137
Veolia Environnement	24,725	424,204
Vicat SA	991	74,167
Vilmorin & Cie SA	300	35,467
Vinci SA	33,520	2,152,974
Virbac SA	304	61,229
Vivendi SA	86,426	2,196,589
Wendel	2,398	335,136
Zodiac Aerospace	2,394	384,048

		99,957,485
GERMANY — 8.02%
Aareal Bank AGa	3,640	140,168
Adidas AG	15,217	1,739,405
ADVA Optical Networking SEa	4,484	24,030
AIXTRON SEa	7,229	104,519
Allianz SE Registered	33,344	5,616,528
Alstria Office REIT AG	5,585	70,902
Aurelius AG	1,656	56,598

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Aurubis AG	2,540	$160,432
Axel Springer AG	3,055	184,467
Balda AG	4,549	28,256
BASF SE	67,151	6,995,685
Bauer AG	1,123	27,687
Bayer AG Registered	60,404	7,517,190
Bayerische Motoren Werke AG	24,260	2,755,270
BayWa AG Registered	1,007	51,427
Bechtle AG	1,112	71,506
Beiersdorf AG	7,346	702,178
Bertrandt AG	468	61,309
Bilfinger Berger SE	3,116	346,394
Borussia Dortmund GmbH & Co. KGaA	9,161	47,451
Brenntag AG	3,721	631,325
Carl Zeiss Meditec AG Bearer	2,566	81,247
Celesio AG	6,446	200,987
Cewe Stiftung & Co. KGAA	594	33,287
Comdirect Bank AG	2,738	31,186
Commerzbank AGa	70,733	910,553
Continental AG	8,189	1,502,390
CTS Eventim AG	1,656	80,935
Daimler AG Registered	70,150	5,764,094
Delticom AG	420	22,194
Deutsche Bank AG Registered	74,360	3,601,921
Deutsche Beteiligungs AG	1,469	38,664
Deutsche Boerse AG	14,128	1,065,028
Deutsche EuroShop AG	3,246	144,524
Deutsche Lufthansa AG Registered[a]	16,740	324,643
Deutsche Post AG Registered	65,868	2,231,971
Deutsche Telekom AG Registered	204,325	3,222,244
Deutsche Wohnen AG Bearer	11,520	217,067
DEUTZ AGa	6,778	64,595
Dialog Semiconductor PLC[a]	4,407	85,017
DIC Asset AG	2,002	22,182
DMG MORI SEIKI AG	4,545	149,932
Draegerwerk AG & Co. KGaA	246	24,414
Drillisch AG	3,483	90,039
Duerr AG	1,885	165,548
E.ON SE	132,403	2,421,924
ElringKlinger AG	2,408	102,695
Evotec AGa,b	7,735	45,470
Fraport AG	2,548	197,691
Freenet AG	7,493	195,432
Fresenius Medical Care AG & Co. KGaA	15,624	1,035,702
Fresenius SE & Co. KGaA	9,063	1,179,503
GAGFAH SAa	6,158	87,653
GEA Group AG	13,403	583,995
Gerresheimer AG	2,384	158,228
Gerry Weber International AG	1,819	75,610
Gesco AG	325	33,089
Grammer AG	1,157	54,007
GSW Immobilien AG	3,633	168,842
H&R AGa	1,643	19,922
Hamborner REIT AG	3,848	38,320
Hamburger Hafen und Logistik AG	1,949	49,019
Hannover Rueck SE Registered	4,306	345,913
HeidelbergCement AG	10,313	814,031
Heidelberger Druckmaschinen AGa	19,398	52,137
Henkel AG & Co. KGaA	9,515	880,787
Hochtief AG	2,323	210,994
Hugo Boss AG	2,300	300,302
Indus Holding AG	1,571	56,598
Infineon Technologies AG	79,112	766,743

Security	Shares	Value

Jenoptik AG	3,346	$58,612
K+S AG Registered[b]	12,609	322,097
Kabel Deutschland Holding AG	1,717	216,152
Kloeckner & Co. SEa	7,978	112,962
Kontron AG	4,741	32,523
Krones AG	909	79,782
KUKA AG	2,146	97,911
KWS Saat AG	170	60,818
Lanxess AG	6,091	429,272
LEG Immobilien AG	2,287	130,585
LEONI AG	2,619	178,062
Linde AG	13,422	2,553,695
MAN SE	2,586	312,015
Merck KGaA	4,709	784,871
METRO AG	9,435	442,976
MLP AG	6,461	40,352
MorphoSys AGa	1,859	144,335
MTU Aero Engines Holding AG	3,811	381,274
Muenchener Rueckversicherungs-Gesellschaft AG Registered	13,116	2,744,220
Nemetschek AG	545	36,031
Nordex SEa	4,709	82,904
NORMA Group SE	2,518	126,334
Osram Licht AGa	6,308	327,292
Pfeiffer Vacuum Technology AG	737	86,078
ProSiebenSat.1 Media AG Registered	8,252	393,548
PSI AG	1,148	19,142
QIAGEN NVa	17,447	401,803
QSC AG	7,976	49,663
Rational AG	263	80,806
Rheinmetall AG	3,018	187,444
Rhoen Klinikum AG	7,615	212,901
RWE AG	36,047	1,332,470
SAF-Holland SAa	3,737	53,319
Salzgitter AG	2,983	131,699
SAP AG	67,052	5,274,352
SGL Carbon SE	2,414	94,484
Siemens AG Registered	57,990	7,424,902
Sixt SE	1,009	30,446
Sky Deutschland AGa	32,669	322,886
Software AG	4,700	174,693
Stada Arzneimittel AG	4,512	260,115
STRATEC Biomedical AG	564	24,111
Suedzucker AG	5,857	188,952
Symrise AG	8,140	345,491
TAG Immobilien AG	9,438	114,195
Takkt AG	1,712	34,028
Telefonica Deutschland Holding AGc	19,706	155,625
ThyssenKrupp AGa	28,237	722,657
Tipp24 SEa	490	31,919
Tom Tailor Holding AGa,b	1,287	29,395
TUI AGa	10,051	133,623
United Internet AG Registered[d]	8,186	323,850
Volkswagen AG	2,128	522,189
Vossloh AG	433	44,727
Wacker Chemie AG	1,165	109,743
Wacker Neuson SE	1,894	29,199
Wincor Nixdorf AG	2,225	147,645
Wirecard AG	7,904	288,570

		86,753,741
GREECE — 0.14%
Alpha Bank AEa	113,809	102,427

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Bank of Cyprus PLC[a,e]	69,804	$1
Ellaktor SAa	12,620	55,074
Folli Follie Group[a]	2,510	74,730
Hellenic Exchanges SA	6,160	64,986
Hellenic Petroleum SA	6,558	85,590
Hellenic Telecommunications Organization SAa	18,696	236,126
Intralot SA	12,050	31,945
Jumbo SAa	8,014	107,861
Marfin Investment Group Holdings SAa	52,839	33,762
Metka SA	2,227	41,932
Motor Oil (Hellas) Corinth Refineries SA	4,944	59,014
Mytilineos Holdings SAa	6,949	56,399
OPAP SA	16,883	210,015
Public Power Corp. SA	8,900	132,611
Titan Cement Co. SAa	4,820	131,711
Viohalco Hellenic Copper and Aluminum Industry SAa	7,740	76,814

		1,500,998
HONG KONG — 2.87%
AAC Technologies Holdings Inc.	56,000	247,387
AIA Group Ltd.	879,400	4,463,326
ASM Pacific Technology Ltd.	17,400	167,760
Bank of East Asia Ltd. (The)	94,000	406,769
BOC Hong Kong (Holdings) Ltd.	272,500	889,231
Brightoil Petroleum (Holdings) Ltd.[a]	179,000	30,707
Cafe de Coral Holdings Ltd.	24,000	82,342
Cathay Pacific Airways Ltd.	85,000	168,618
Champion REIT	168,000	74,974
Cheung Kong (Holdings) Ltd.	101,000	1,578,888
Cheung Kong Infrastructure Holdings Ltd.	47,000	327,052
Chow Sang Sang Holdings International Ltd.	22,000	71,365
CK Life Sciences International (Holdings) Inc.[b]	304,000	28,231
CLP Holdings Ltd.	130,000	1,046,298
CST Mining Group Ltd.[a]	1,912,000	22,195
Dah Sing Banking Group Ltd.	35,200	66,377
Dah Sing Financial Holdings Ltd.[b]	10,400	64,723
Emperor International Holdings Ltd.	86,000	24,958
Emperor Watch & Jewellery Ltd.[b]	260,000	20,792
Esprit Holdings Ltd.[b]	138,600	254,566
FIH Mobile Ltd.[a]	173,000	97,511
First Pacific Co. Ltd.	178,250	202,780
G-Resources Group Ltd.[a]	2,150,400	64,348
Galaxy Entertainment Group Ltd.[a]	154,000	1,149,083
Giordano International Ltd.	86,000	80,642
Great Eagle Holdings Ltd.[b]	18,000	64,078
Hang Lung Properties Ltd.	165,000	543,754
Hang Seng Bank Ltd.	56,100	933,426
Henderson Land Development Co. Ltd.	78,000	462,283
HKR International Ltd.	63,200	30,895
HKT Trust and HKT Ltd.	170,000	157,654
Hong Kong and China Gas Co. Ltd. (The)	423,900	990,716
Hong Kong Exchanges and Clearing Ltd.	66,500	1,072,159
Hopewell Holdings Ltd.	41,500	139,706
Hutchison Telecommunications Hong Kong Holdings Ltd.	110,000	48,239
Hutchison Whampoa Ltd.	156,000	1,943,700
Hysan Development Co. Ltd.	46,000	215,077
I.T Ltd.	54,000	16,437
Johnson Electric Holdings Ltd.	103,000	74,131
K. Wah International Holdings Ltd.	79,000	43,306
Kerry Properties Ltd.	47,000	203,688
Kowloon Development Co. Ltd.	31,000	38,305
Lai Sun Development Co. Ltd.[a]	710,000	20,330

Security	Shares	Value

Li & Fung Ltd.	430,000	$607,864
Link REIT (The)	166,500	839,689
Luk Fook Holdings International Ltd.	26,000	92,892
Man Wah Holdings Ltd.	24,800	42,735
Melco International Development Ltd.[b]	66,000	207,286
MGM China Holdings Ltd.	71,200	245,199
Midland Holdings Ltd.[b]	66,000	26,900
MTR Corp. Ltd.	108,000	418,597
New World Development Co. Ltd.	279,000	386,488
Newocean Energy Holdings Ltd.	72,000	43,833
NWS Holdings Ltd.	109,000	170,114
Orient Overseas International Ltd.	16,000	82,651
Pacific Basin Shipping Ltd.	137,000	98,071
Pacific Textile Holdings Ltd.	41,000	56,267
PCCW Ltd.	299,000	134,979
Pico Far East Holdings Ltd.	102,000	32,232
Power Assets Holdings Ltd.	102,500	854,051
Prosperity REIT	139,000	41,773
Regal Hotels International Holdings Ltd.	38,000	20,732
Regal REIT[b]	97,000	28,776
Sa Sa International Holdings Ltd.[b]	80,000	87,295
Sands China Ltd.	177,200	1,259,339
Shangri-La Asia Ltd.[b]	114,000	208,795
Shun Tak Holdings Ltd.	120,000	69,495
Singamas Container Holdings Ltd.	112,000	26,147
Sino Land Co. Ltd.	222,000	311,537
SITC International Holdings Co. Ltd.	89,000	37,652
SJM Holdings Ltd.	143,000	462,031
SmarTone Telecommunications Holding Ltd.[b]	28,500	37,568
SOCAM Development Ltd.[b]	30,000	35,715
Stella International Holdings Ltd.[b]	33,500	82,529
Sun Hung Kai Properties Ltd.	117,000	1,533,229
Sunlight REIT	115,000	45,389
Swire Pacific Ltd. Class A	49,500	571,740
Swire Properties Ltd.	87,200	236,191
Techtronic Industries Co. Ltd.[b]	104,000	261,574
Television Broadcasts Ltd.	22,600	132,194
Texwinca Holdings Ltd.	54,000	55,232
Trinity Ltd.	104,000	38,901
United Laboratories International Holdings Ltd. (The)[a,b]	54,000	22,776
Value Partners Group Ltd.[b]	80,000	48,600
VTech Holdings Ltd.	12,200	175,139
Wharf (Holdings) Ltd. (The)	111,000	934,897
Wheelock and Co. Ltd.	68,000	347,321
Wing Hang Bank Ltd.	14,000	199,173
Wynn Macau Ltd.	115,200	442,045
Xinyi Glass Holdings Co. Ltd.[b]	136,000	134,719
Yue Yuen Industrial (Holdings) Ltd.	55,000	151,102

		31,008,261
IRELAND — 0.44%
Aer Lingus Group PLC	18,164	34,572
Bank of Ireland[a]	1,530,468	561,781
C&C Group PLC	23,383	137,234
CRH PLC	52,392	1,274,961
DCC PLC	5,885	264,641
Elan Corp. PLC[a]	35,572	589,993
Glanbia PLC	8,239	115,593
Grafton Group PLC	17,304	165,414
Irish Continental Group PLC	1,378	48,362
Kerry Group PLC Class A	10,367	664,740
Kingspan Group PLC	9,408	157,575

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Paddy Power PLC	2,834	$231,169
Ryanair Holdings PLC SP ADR	3,177	159,517
Smurfit Kappa Group PLC	16,343	397,708

		4,803,260
ISRAEL — 0.50%
Alony Hetz Properties & Investments Ltd.	5,530	37,478
Babylon Ltd.	2,492	5,346
Bank Hapoalim BM	80,386	431,951
Bank Leumi le-Israel BMa	95,640	365,803
Bezeq The Israel Telecommunication Corp. Ltd.	145,456	253,824
Cellcom Israel Ltd.[a]	4,394	51,492
Clal Insurance Enterprises Holdings Ltd.	2,055	40,456
Delek Automotive Systems Ltd.	2,907	32,257
Delek Group Ltd. (The)	321	111,283
Elbit Systems Ltd.	1,866	99,951
EZchip Semiconductor Ltd.[a]	2,137	56,420
First International Bank of Israel Ltd.	1,728	28,470
Frutarom	3,096	55,627
Gazit Globe Ltd.	5,354	73,468
Given Imaging Ltd.[a]	1,801	36,146
Harel Insurance Investments & Financial Services Ltd.	10,210	60,143
Israel Chemicals Ltd.	33,535	278,065
Israel Corp. Ltd. (The)[a]	203	102,621
Israel Discount Bank Ltd. Class Aa,b	60,816	122,007
Ituran Location and Control Ltd.	2,818	51,817
Migdal Insurance & Financial Holdings Ltd.	22,577	39,526
Mizrahi Tefahot Bank Ltd.	9,685	113,936
NICE Systems Ltd.	4,532	179,006
Nitsba Holdings (1995) Ltd.[a]	3,386	47,627
Oil Refineries Ltd.[a]	70,301	22,813
Ormat Industries Ltd.[a]	5,735	38,851
Osem Investment Ltd.	3,136	69,436
Partner Communications Co. Ltd.[a]	6,856	56,615
Paz Oil Co. Ltd.[a]	402	62,633
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	691	37,504
Shikun & Binui Ltd.	17,241	41,398
Shufersal Ltd.	7,754	31,398
Strauss Group Ltd.	2,895	51,234
Teva Pharmaceutical Industries Ltd.	62,137	2,330,700

		5,417,302
ITALY — 2.38%
A2A SpA	95,885	108,260
ACEA SpA	4,104	42,794
Amplifon SpA	8,464	45,222
Ansaldo STS SpA	8,181	87,086
Assicurazioni Generali SpA	85,613	2,004,250
Astaldi SpA	4,438	43,320
Atlantia SpA	24,440	536,602
Autogrill SpA[a]	8,743	78,686
Autostrada Torino-Milano SpA	2,529	38,233
Azimut Holding SpA	8,829	224,576
Banca Carige SpA[a,b]	90,685	72,862
Banca Generali SpA	4,525	118,544
Banca Monte dei Paschi di Siena SpA[a,b]	467,456	148,073
Banca Piccolo Credito Valtellinese Scrl[a]	40,070	71,907
Banca Popolare dell’Emilia Romagna SCa	25,114	241,899
Banca Popolare di Milano Scrl[a]	190,669	128,026
Banca Popolare di Sondrio Scrl	22,115	127,417
Banco Popolare Scrl[a]	132,338	263,753

Security	Shares	Value

Beni Stabili SpA	80,339	$55,266
Brembo SpA	2,238	59,299
Buzzi Unicem SpA	7,404	128,539
CIR SpA[a]	35,411	59,069
Credito Emiliano SpA	5,751	43,666
Danieli & C. Officine Meccaniche SpA	1,159	35,720
Danieli & C. Officine Meccaniche SpA RNC	2,600	53,904
Davide Campari-Milano SpA	20,562	179,465
De’Longhi SpA	2,949	45,704
DiaSorin SpA	1,666	78,955
Enel Green Power SpA	132,155	321,959
Enel SpA	480,907	2,124,826
Eni SpA	186,188	4,720,733
ERG SpA	3,922	47,988
Exor SpA	7,251	287,747
Fiat SpA[a]	65,036	511,931
Finmeccanica SpA[a]	30,195	221,876
Fondiaria-Sai SpA[a]	37,888	97,300
Gemina SpA[a]	34,161	83,131
Geox SpA[b]	9,607	26,357
GTECH SpA	4,814	146,534
Hera SpA	40,158	81,182
Interpump Group SpA	6,170	68,783
Intesa Sanpaolo SpA	850,935	2,118,184
Iren SpA	38,046	56,999
Italcementi SpA	8,743	77,854
Luxottica Group SpA	12,261	666,753
Marr SpA	4,146	65,270
Mediaset SpA[a]	54,507	273,585
Mediobanca SpA	38,691	353,738
Mediolanum SpA	16,535	144,092
Milano Assicurazioni SpA[a]	61,647	52,758
Piaggio & C. SpA	11,911	34,426
Pirelli & C. SpA	17,201	242,734
Prysmian SpA	15,212	372,253
Recordati SpA	6,793	89,303
Safilo Group SpA[a]	3,253	66,779
Saipem SpA	19,460	456,628
Salvatore Ferragamo SpA	3,238	111,108
Saras SpA[a]	23,959	29,673
Snam SpA	149,469	771,359
Societa Cattolica di Assicurazioni Scrl	3,231	81,921
Societa Iniziative Autostradali e Servizi SpA	4,877	51,186
Sorin SpA[a]	23,074	63,679
Telecom Italia SpA	801,283	781,604
Telecom Italia SpA RNC	358,550	280,527
Tenaris SA	34,874	819,265
Terna SpA	111,192	551,754
Tod’s SpA	913	152,298
Trevi Finanziaria Industriale SpA	3,554	32,759
UniCredit SpA	317,048	2,387,887
Unione di Banche Italiane SpA	63,430	439,788
Unipol Gruppo Finanziario SpA	15,779	83,876
World Duty Free SPA[a]	7,697	85,387
Yoox SpA[a]	3,179	114,529

		25,771,400
JAPAN — 21.55%
77 Bank Ltd. (The)	25,000	123,586
ABC-MART Inc.	1,900	95,087
Access Co. Ltd.[a]	2,800	18,722
Accordia Golf Co. Ltd.	7,500	82,255

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Acom Co. Ltd.[a]	30,900	$120,627
Activia Properties Inc.	15	130,721
Adastria Holdings Co. Ltd.	1,120	52,398
Adeka Corp.	6,600	77,429
Aderans Co. Ltd.	1,700	20,776
Advance Residence Investment Corp.	92	208,362
Advantest Corp.	11,000	131,179
AEON Co. Ltd.	44,400	605,064
AEON Delight Co. Ltd.	1,500	29,171
AEON Financial Service Co. Ltd.	5,100	156,207
AEON Mall Co. Ltd.	8,200	233,104
Ai Holdings Corp.	3,500	44,843
Aica Kogyo Co. Ltd.	4,000	81,867
Aichi Steel Corp.	8,000	40,934
Aida Engineering Ltd.	4,400	42,471
AIFUL Corp.[a]	24,100	115,698
Air Water Inc.	12,000	171,236
Aisin Seiki Co. Ltd.	14,300	579,375
Ajinomoto Co. Inc.	44,000	615,758
Akebono Brake Industry Co. Ltd.	6,300	30,245
Alfresa Holdings Corp.	3,100	169,361
Alpen Co. Ltd.	1,400	29,139
Alpine Electronics Inc.	4,200	50,729
Alps Electric Co. Ltd.[a]	11,900	104,069
Amada Co. Ltd.	27,000	231,719
Amano Corp.	5,300	51,806
ANA Holdings Inc.[b]	85,000	177,607
Anritsu Corp.	10,100	132,079
Aoki Holdings Inc.	1,100	36,607
Aoyama Trading Co. Ltd.	3,800	96,714
Aozora Bank Ltd.	78,000	226,582
Arcs Co. Ltd.	2,300	43,135
Ariake Japan Co. Ltd.	1,700	41,135
Arnest One Corp.	3,300	90,682
Asahi Co. Ltd.	1,500	25,471
Asahi Diamond Industrial Co. Ltd.	4,700	45,558
Asahi Glass Co. Ltd.	75,000	462,491
Asahi Group Holdings Ltd.	28,600	772,500
Asahi Holdings Inc.	2,100	34,654
Asahi Intecc Co. Ltd.	900	60,453
Asahi Kasei Corp.	94,000	713,791
Asatsu-DK Inc.	2,600	71,367
ASICS Corp.	11,900	209,472
Askul Corp.	1,800	57,609
Astellas Pharma Inc.	31,900	1,775,293
Atom Corp.	3,900	19,677
Autobacs Seven Co. Ltd.	4,800	69,962
Avex Group Holdings Inc.	2,500	63,347
Awa Bank Ltd. (The)	14,000	73,061
Axell Corp.	1,200	22,946
Azbil Corp.	4,800	115,756
Bando Chemical Industries Ltd.	10,000	38,936
Bank of Kyoto Ltd. (The)	24,000	210,865
Bank of Nagoya Ltd. (The)	12,000	41,097
Bank of Saga Ltd. (The)	10,000	21,506
Bank of the Ryukyus Ltd.	4,100	44,840
Bank of Yokohama Ltd. (The)	87,000	478,850
Benesse Holdings Inc.	5,200	193,986
BIC Camera Inc.[b]	66	32,492
BML Inc.	1,100	37,560
Bridgestone Corp.	47,700	1,631,164
Brother Industries Ltd.	17,500	198,170
Calbee Inc.	5,600	146,921

Security	Shares	Value

Calsonic Kansei Corp.	12,000	$57,609
Canon Electronics Inc.	1,500	28,055
Canon Inc.	82,800	2,607,808
Canon Marketing Japan Inc.	4,200	56,208
Capcom Co. Ltd.	3,400	63,523
Casio Computer Co. Ltd.	17,400	166,179
Cawachi Ltd.	1,400	26,328
Central Glass Co. Ltd.	14,000	48,660
Central Japan Railway Co.	10,600	1,372,133
Century Tokyo Leasing Corp.	3,400	107,430
Chiba Bank Ltd. (The)	55,000	391,295
Chiyoda Co. Ltd.	1,900	41,714
Chiyoda Corp.	12,000	151,911
Chofu Seisakusho Co. Ltd.	1,400	32,464
Chubu Electric Power Co. Inc.	47,500	702,986
Chugai Pharmaceutical Co. Ltd.	17,100	401,574
Chugoku Bank Ltd. (The)	12,000	172,582
Chugoku Electric Power Co. Inc. (The)	22,100	338,337
Citizen Holdings Co. Ltd.	19,800	140,665
CKD Corp.	4,200	38,913
Coca-Cola East Japan Co. Ltd.	4,500	79,808
Coca-Cola West Co. Ltd.	4,900	99,438
cocokara fine Inc.	1,000	28,448
Colowide Co. Ltd.	5,000	50,352
COMSYS Holdings Corp.	7,500	103,965
Cosel Co. Ltd.	1,600	20,027
Cosmo Oil Co. Ltd.[a]	43,000	75,823
CREATE HOLDINGS Co. Ltd.	900	32,795
Credit Saison Co. Ltd.	11,800	321,851
CyberAgent Inc.	4,100	111,788
Dai Nippon Printing Co. Ltd.	42,000	440,077
Dai-ichi Life Insurance Co. Ltd. (The)	62,600	890,731
Daibiru Corp.	3,800	48,260
Daicel Corp.	22,000	185,221
Daido Steel Co. Ltd.	22,000	126,022
Daiei Inc. (The)[a]	9,550	33,096
Daifuku Co. Ltd.	7,000	89,756
Daihatsu Motor Co. Ltd.	14,100	273,348
Daihen Corp.	10,000	42,605
Daiichi Sankyo Co. Ltd.	50,000	926,511
Daiichikosho Co. Ltd.	3,100	88,630
Daikin Industries Ltd.	17,300	992,753
Daikyo Inc.	21,000	65,070
Dainippon Screen Manufacturing Co. Ltd.[a]	15,000	85,924
Dainippon Sumitomo Pharma Co. Ltd.	12,200	163,645
Daiseki Co. Ltd.	3,100	60,825
Daishi Bank Ltd. (The)	25,000	87,147
Daito Trust Construction Co. Ltd.	5,300	540,750
Daiwa House Industry Co. Ltd.	43,000	859,474
Daiwa Office Investment Corp.	17	75,548
Daiwa Securities Group Inc.	123,000	1,118,296
Daiwabo Holdings Co. Ltd.	17,000	32,576
Daiwahouse Residential Investment Corp.	23	95,413
DCM Holdings Co. Ltd.	6,600	46,081
Dena Co. Ltd.[b]	8,000	174,416
Denki Kagaku Kogyo K.K.	36,000	150,443
Denso Corp.	35,800	1,716,838
Dentsu Inc.	16,000	602,589
DIC Corp.	58,000	167,302
Digital Garage Inc.	2,600	68,478
DISCO Corp.	2,000	126,185
DMG Mori Seiki Co Ltd.	7,800	126,091
Don Quijote Co. Ltd.	4,100	272,470

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Doshisha Co. Ltd.	1,900	$27,558
Doutor Nichires Holdings Co. Ltd.	2,300	41,799
Dowa Holdings Co. Ltd.	19,000	178,942
Dr. Ci:Labo Co. Ltd.	10	33,075
DTS Corp.	2,000	34,268
Duskin Co. Ltd.	3,900	79,304
Earth Chemical Co. Ltd.	1,100	40,923
East Japan Railway Co.	24,600	2,133,789
Ebara Corp.	34,000	182,285
EDION Corp.	6,000	30,028
Eighteenth Bank Ltd. (The)	13,000	29,946
Eisai Co. Ltd.	18,900	741,668
Eizo Nanao Corp.	1,700	41,794
Electric Power Development Co. Ltd.	8,600	274,366
Enplas Corp.	600	39,446
EPS Co. Ltd.	26	27,004
Euglena Co. Ltd.[a,b]	3,500	52,512
Exedy Corp.	2,500	74,177
FamilyMart Co. Ltd.	4,200	188,146
Fancl Corp.	3,400	40,442
FANUC Corp.	14,000	2,243,196
Fast Retailing Co. Ltd.	3,900	1,305,830
FCC Co. Ltd.	2,800	63,814
Fields Corp.	1,300	23,082
Foster Electric Co. Ltd.	1,900	37,105
FP Corp.	1,000	77,260
France Bed Holdings Co. Ltd.	11,000	22,760
Frontier Real Estate Investment Corp.	17	170,329
Fuji Co. Ltd.	1,500	27,031
Fuji Electric Co. Ltd.	44,000	196,881
Fuji Heavy Industries Ltd.	43,200	1,176,100
Fuji Machine Manufacturing Co. Ltd.	4,800	43,249
Fuji Oil Co. Ltd.	5,300	96,536
Fuji Seal International Inc.	2,000	60,177
Fuji Soft Inc.	1,900	37,802
FUJIFILM Holdings Corp.	34,300	836,611
Fujikura Ltd.	26,000	118,459
Fujimi Inc.	1,700	22,838
Fujitsu Ltd.[a]	137,000	587,881
Fujiya Co. Ltd.	14,000	27,683
Fukuoka Financial Group Inc.	58,000	261,299
Fukuoka REIT Corp.	10	82,662
Fukuyama Transporting Co. Ltd.	10,000	63,908
Funai Electric Co. Ltd.	3,000	31,862
Furukawa Co. Ltd.	25,000	51,982
Furukawa Electric Co. Ltd.	51,000	118,000
Futaba Corp.	2,800	38,756
Fuyo General Lease Co. Ltd.	1,700	70,436
Geo Holdings Corp.	3,700	34,545
Global One Real Estate Investment Corp. Ltd.	9	53,114
Glory Ltd.	4,400	109,025
GLP J-Reit	139	144,653
GMO Internet Inc.	5,900	66,992
Goldcrest Co. Ltd.	1,200	32,033
Gree Inc.[b]	8,700	74,931
GS Yuasa Corp.	27,000	162,094
GungHo Online Entertainment Inc.[a,b]	256	160,734
Gunma Bank Ltd. (The)	28,000	161,533
Gunze Ltd.	20,000	53,409
H.I.S. Co. Ltd.	1,600	86,271
H2O Retailing Corp.	9,000	76,414
Hachijuni Bank Ltd. (The)	31,000	190,847
HAJIME CONSTRUCTION Co. Ltd.[b]	800	55,285

Security	Shares	Value

Hakuhodo DY Holdings Inc.	18,600	$143,704
Hamamatsu Photonics K.K.	5,200	194,516
Hankyu Hanshin Holdings Inc.	85,000	476,506
Hankyu REIT Inc.	10	57,690
Hanwa Co. Ltd.	15,000	69,718
Haseko Corp.[a,b]	20,400	150,541
Heiwa Corp.	3,000	50,270
Heiwa Real Estate Co. Ltd.	3,200	57,666
Heiwa Real Estate REIT Inc.	46	36,712
Heiwado Co. Ltd.	2,100	32,728
Hibiya Engineering Ltd.	2,700	32,832
Higashi-Nippon Bank Ltd. (The)	10,000	22,118
Higo Bank Ltd. (The)	13,000	73,805
Hino Motors Ltd.	20,000	281,113
Hirose Electric Co. Ltd.	2,300	350,240
Hiroshima Bank Ltd. (The)	37,000	156,885
Hisamitsu Pharmaceutical Co. Inc.	4,600	248,497
Hitachi Capital Corp.	3,800	101,788
Hitachi Chemical Co. Ltd.	8,000	122,556
Hitachi Construction Machinery Co. Ltd.	8,300	174,866
Hitachi High-Technologies Corp.	4,900	112,474
Hitachi Koki Co. Ltd.	4,000	29,232
Hitachi Ltd.	354,000	2,471,613
Hitachi Metals Ltd.	15,000	201,814
Hitachi Transport System Ltd.	3,600	57,168
Hitachi Zosen Corp.	13,000	103,221
Hogy Medical Co. Ltd.	900	52,380
Hokkaido Electric Power Co. Inc.[a]	13,300	171,079
Hokkoku Bank Ltd. (The)	20,000	73,795
Hokuetsu Bank Ltd. (The)	17,000	35,175
Hokuetsu Kishu Paper Co. Ltd.	9,000	41,922
Hokuhoku Financial Group Inc.	88,000	181,184
Hokuriku Electric Power Co.	12,600	179,284
Hokuto Corp.	2,400	46,087
Honda Motor Co. Ltd.	119,100	4,752,589
Honeys Co. Ltd.	2,500	27,444
HORIBA Ltd.	2,700	98,522
Hoshizaki Electric Co. Ltd.	2,700	98,935
Hosiden Corp.	5,000	27,316
House Foods Group Inc.	5,200	82,365
Hoya Corp.	32,300	774,660
Hulic Co. Ltd.	19,700	312,437
Hyakugo Bank Ltd. (The)	18,000	73,204
Hyakujushi Bank Ltd. (The)	18,000	65,498
IBIDEN Co. Ltd.	8,700	150,394
IBJ Leasing Co. Ltd.	2,500	70,151
Ichibanya Co. Ltd.	600	25,685
IDEC Corp.	2,400	21,551
Idemitsu Kosan Co. Ltd.	1,700	142,259
IHI Corp.	100,000	421,975
Iino Kaiun Kaisha Ltd.	6,900	45,292
Inaba Denki Sangyo Co. Ltd.	2,200	66,307
Inabata & Co. Ltd.	3,400	33,234
Industrial & Infrastructure Fund Investment Corp.	10	92,753
INPEX Corp.	64,400	744,364
Internet Initiative Japan Inc.	2,500	70,151
Iseki & Co. Ltd.	15,000	48,619
Isetan Mitsukoshi Holdings Ltd.	26,600	402,077
Ishihara Sangyo Kaisha Ltd.[a]	33,000	30,609
Isuzu Motors Ltd.	88,000	545,347
IT Holdings Corp.	5,600	80,538
ITO EN Ltd.	4,200	94,351
ITOCHU Corp.	110,600	1,327,967

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Itochu Enex Co. Ltd.	5,000	$27,265
ITOCHU Techno-Solutions Corp.	2,000	78,381
Itoham Foods Inc.	13,000	54,857
Iwatani Corp.	16,000	73,550
Iyo Bank Ltd. (The)	19,000	197,921
Izumi Co. Ltd.	3,300	107,130
J Trust Co. Ltd.	4,600	79,425
J-Oil Mills Inc.	10,000	31,597
J. Front Retailing Co. Ltd.	36,000	279,605
Jaccs Co. Ltd.	11,000	52,360
JAFCO Co. Ltd.	2,400	119,865
Japan Airlines Co. Ltd.	4,400	256,977
Japan Airport Terminal Co. Ltd.	3,300	79,818
Japan Excellent Inc.	16	99,154
Japan Exchange Group Inc.	18,200	420,542
Japan Hotel REIT Investment Corp.	180	84,854
Japan Logistics Fund Inc.	13	135,154
Japan Petroleum Exploration Co. Ltd.	2,300	93,538
Japan Prime Realty Investment Corp.	58	193,314
Japan Pulp & Paper Co. Ltd.	9,000	29,080
Japan Real Estate Investment Corp.	44	504,536
Japan Rental Housing Investments Inc.	53	38,787
Japan Retail Fund Investment Corp.	172	349,400
Japan Securities Finance Co. Ltd.	8,200	59,843
Japan Steel Works Ltd. (The)	24,000	133,809
Japan Tobacco Inc.	80,300	2,905,565
JFE Holdings Inc.	36,200	819,859
JGC Corp.	16,000	610,743
Joyo Bank Ltd. (The)	51,000	264,071
JSP Corp.	1,900	30,192
JSR Corp.	13,300	252,417
JTEKT Corp.	15,300	195,402
Juroku Bank Ltd. (The)	22,000	86,107
JVC Kenwood Corp.	16,100	31,507
JX Holdings Inc.	165,900	820,115
K’s Holdings Corp.	3,600	105,531
kabu.com Securities Co. Ltd.	7,600	39,971
Kadokawa Corp.	1,700	61,946
Kagome Co. Ltd.	5,700	98,999
Kagoshima Bank Ltd. (The)	11,000	73,886
Kajima Corp.	63,000	266,487
Kakaku.com Inc.	10,500	202,701
Kaken Pharmaceutical Co. Ltd.	6,000	93,813
Kamigumi Co. Ltd.	18,000	156,498
Kaneka Corp.	22,000	139,252
Kanematsu Corp.	36,000	48,802
Kansai Electric Power Co. Inc. (The)[a]	51,700	653,430
Kansai Paint Co. Ltd.	18,000	240,709
Kansai Urban Banking Corp.	26,000	31,006
Kao Corp.	38,800	1,291,224
Kappa Create Co. Ltd.[a]	1,550	28,927
Kasumi Co. Ltd.	5,100	31,501
Kato Sangyo Co. Ltd.	1,500	30,777
Kawasaki Heavy Industries Ltd.	106,000	412,720
Kawasaki Kisen Kaisha Ltd.	65,000	148,405
Kayaba Industry Co. Ltd.	11,000	63,459
KDDI Corp.	39,300	2,127,031
Keihin Corp.	3,200	52,154
Keikyu Corp.	35,000	329,273
Keio Corp.	42,000	290,674
Keisei Electric Railway Co. Ltd.	21,000	216,400
Keiyo Bank Ltd. (The)	17,000	86,464
Kenedix Inc.[a]	18,900	97,476

Security	Shares	Value

Kenedix Realty Investment Corp.	21	$94,287
Kewpie Corp.	7,800	117,425
KEY Coffee Inc.	3,000	47,610
Keyence Corp.	3,500	1,498,318
Kikkoman Corp.	12,000	218,449
Kinden Corp.	10,000	109,673
Kintetsu Corp.	133,000	489,379
Kintetsu World Express Inc.	1,300	49,557
Kirin Holdings Co. Ltd.	64,000	934,135
Kisoji Co. Ltd.	1,900	35,130
Kissei Pharmaceutical Co. Ltd.	2,300	53,192
Kitz Corp.	6,600	28,389
Kiyo Bank Ltd. (The)[a]	4,900	65,277
Koa Corp.	3,200	30,072
Kobayashi Pharmaceutical Co. Ltd.	2,100	117,511
Kobe Steel Ltd.[a]	186,000	327,979
Kohnan Shoji Co. Ltd.	3,500	36,816
Koito Manufacturing Co. Ltd.	8,000	145,551
Kokuyo Co. Ltd.	7,000	53,583
Komatsu Ltd.	68,500	1,494,139
Komeri Co. Ltd.	2,400	58,587
Komori Corp.	4,400	69,020
Konami Corp.	7,700	185,770
Konica Minolta Holdings Inc.	35,000	289,675
Kose Corp.	2,600	76,031
Kubota Corp.	78,000	1,151,198
Kurabo Industries Ltd.	19,000	33,116
Kuraray Co. Ltd.	25,200	295,383
Kureha Corp.	12,000	46,234
Kurita Water Industries Ltd.	8,800	191,948
Kuroda Electric Co. Ltd.	2,800	39,185
Kyocera Corp.	23,900	1,237,509
Kyoei Steel Ltd.	1,300	26,832
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,900	36,239
KYORIN Holdings Inc.	3,500	74,523
Kyoritsu Maintenance Co. Ltd.	1,200	46,112
Kyowa Exeo Corp.	6,400	75,931
Kyowa Hakko Kirin Co. Ltd.	17,000	187,657
Kyushu Electric Power Co. Inc.[a]	31,400	441,347
Lawson Inc.	4,800	385,037
Leopalace21 Corp.[a]	14,000	96,891
Lintec Corp.	3,600	74,561
Lion Corp.	16,000	96,055
LIXIL Group Corp.	19,600	459,085
M3 Inc.	53	145,046
Mabuchi Motor Co. Ltd.	1,900	100,897
Macromill Inc.	4,600	28,929
Maeda Corp.	10,000	71,756
Makino Milling Machine Co. Ltd.	9,000	58,801
Makita Corp.	8,400	423,810
Mandom Corp.	1,800	61,737
Mani Inc.	800	30,741
Mars Engineering Corp.	1,200	22,958
Marubeni Corp.	122,000	953,766
Marudai Food Co. Ltd.	10,000	31,495
Maruha Nichiro Holdings Inc.	33,000	63,235
Marui Group Co. Ltd.	16,300	155,673
Maruichi Steel Tube Ltd.	3,700	90,360
MARUWA Co. Ltd.	800	29,029
Matsui Securities Co. Ltd.	9,000	95,862
Matsumotokiyoshi Co. Ltd.	2,200	74,223
Matsuya Co. Ltd.[a]	2,400	29,281
Mazda Motor Corp.[a]	199,000	892,468

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

McDonald’s Holdings Co. (Japan) Ltd.	4,900	$135,648
Medipal Holdings Corp.	10,000	134,951
Megachips Corp.	1,700	27,863
MEGMILK SNOW BRAND Co. Ltd.	3,800	54,031
Meidensha Corp.	15,000	55,958
Meiji Holdings Co. Ltd.	4,500	251,351
Meitec Corp.	2,300	61,257
Melco Holdings Inc.	1,400	19,178
Message Co. Ltd.	1,000	28,234
MID REIT Inc.	15	34,645
Milbon Co. Ltd.	1,000	41,637
Minato Bank Ltd. (The)	10,000	17,429
Minebea Co. Ltd.	25,000	138,110
Ministop Co. Ltd.	2,100	32,813
Miraca Holdings Inc.	4,200	189,002
MIRAIT Holdings Corp.	5,500	48,828
Misawa Homes Co. Ltd.	2,400	43,005
Misumi Group Inc.	6,200	181,305
Mitsubishi Chemical Holdings Corp.	100,500	469,157
Mitsubishi Corp.	102,800	2,076,747
Mitsubishi Electric Corp.	142,000	1,555,907
Mitsubishi Estate Co. Ltd.	94,000	2,679,829
Mitsubishi Gas Chemical Co. Inc.	30,000	244,623
Mitsubishi Heavy Industries Ltd.	223,000	1,413,780
Mitsubishi Logistics Corp.	10,000	138,518
Mitsubishi Materials Corp.	84,000	327,918
Mitsubishi Motors Corp.[a]	32,200	360,367
Mitsubishi Paper Mills Ltd.[a]	45,000	40,822
Mitsubishi Pencil Co. Ltd.	1,600	41,765
Mitsubishi Shokuhin Co. Ltd.	1,000	27,969
Mitsubishi Steel Manufacturing Co. Ltd.	12,000	34,125
Mitsubishi Tanabe Pharma Corp.	16,700	235,580
Mitsubishi UFJ Financial Group Inc.	930,000	5,877,077
Mitsubishi UFJ Lease & Finance Co. Ltd.	43,260	244,277
Mitsui & Co. Ltd.	127,200	1,815,105
Mitsui Chemicals Inc.	62,000	164,305
Mitsui Engineering & Shipbuilding Co. Ltd.	54,000	105,677
Mitsui Fudosan Co. Ltd.	61,000	2,011,365
Mitsui Mining & Smelting Co. Ltd.	44,000	112,119
Mitsui O.S.K. Lines Ltd.	82,000	346,020
Mitsui Sugar Co. Ltd.	7,000	25,115
Mitsui-Soko Co. Ltd.	7,000	35,032
Mitsumi Electric Co. Ltd.[a]	7,200	48,362
Miura Co. Ltd.	2,300	60,319
Miyazaki Bank Ltd. (The)	13,000	37,764
Mizuho Financial Group Inc.	1,675,900	3,501,779
Modec Inc.	1,300	39,367
Monex Group Inc.	15,400	55,880
MonotaRO Co. Ltd.	2,100	49,252
Mori Hills REIT Investment Corp.	19	133,432
MORI TRUST Sogo REIT Inc.[b]	15	133,626
Morinaga & Co. Ltd.	17,000	36,214
Morinaga Milk Industry Co. Ltd.	15,000	46,784
MOS Food Services Inc.	2,600	50,458
Moshi Moshi Hotline Inc.	2,800	35,161
MS&AD Insurance Group Holdings Inc.	37,400	962,542
Murata Manufacturing Co. Ltd.	14,900	1,195,220
Musashi Seimitsu Industry Co. Ltd.	1,900	44,774
Musashino Bank Ltd. (The)	2,400	84,150
Nabtesco Corp.	8,200	199,839
Nachi-Fujikoshi Corp.	13,000	63,602
Nagaileben Co. Ltd.	1,300	21,479
Nagase & Co. Ltd.	8,100	100,641

Security	Shares	Value

Namco Bandai Holdings Inc.	13,400	$252,676
Nanto Bank Ltd. (The)	16,000	63,439
NEC Corp.	183,000	410,356
NEC Networks & System Integration Corp.	2,000	50,331
Net One Systems Co. Ltd.	6,900	48,176
Nexon Co. Ltd.	8,600	100,455
NGK Insulators Ltd.	20,000	335,134
NGK Spark Plug Co. Ltd.	15,000	341,708
NHK Spring Co. Ltd.	11,800	123,039
Nichi-Iko Pharmaceutical Co. Ltd.	2,500	62,353
Nichicon Corp.	4,300	44,836
Nichiha Corp.	1,900	27,248
Nichii Gakkan Co.	4,000	40,118
Nichirei Corp.	18,000	92,835
Nidec Corp.	7,500	728,519
Nifco Inc.	4,000	106,411
Nihon Kohden Corp.	2,800	115,156
Nihon M&A Center Inc.	1,000	77,362
Nihon Unisys Ltd.	4,800	42,760
Nikon Corp.	25,100	463,062
Nintendo Co. Ltd.	7,800	876,119
Nippon Accommodations Fund Inc.	18	129,345
Nippon Building Fund Inc.	51	632,627
Nippon Coke & Engineering Co. Ltd.	21,000	26,542
Nippon Denko Co. Ltd.	10,000	29,049
Nippon Electric Glass Co. Ltd.	28,000	143,839
Nippon Express Co. Ltd.	60,000	300,887
Nippon Flour Mills Co. Ltd.	10,000	48,211
Nippon Kayaku Co. Ltd.	12,000	167,689
Nippon Konpo Unyu Soko Co. Ltd.	4,200	73,118
Nippon Light Metal Holdings Co. Ltd.	35,700	50,943
Nippon Meat Packers Inc.	13,000	190,011
Nippon Paint Co. Ltd.	13,000	218,102
Nippon Paper Industries Co. Ltd.	7,400	117,890
Nippon Prologis REIT Inc.	18	179,798
Nippon Road Co. Ltd. (The)	6,000	37,305
Nippon Sharyo Ltd.	6,000	31,556
Nippon Sheet Glass Co. Ltd.[a]	70,000	90,613
Nippon Shokubai Co. Ltd.	10,000	122,617
Nippon Signal Co. Ltd. (The)	4,100	31,175
Nippon Soda Co. Ltd.	12,000	73,265
Nippon Steel & Sumikin Bussan Corp.	13,720	41,673
Nippon Steel & Sumitomo Metal Corp.	557,000	1,833,768
Nippon Suisan Kaisha Ltd.[a]	24,000	48,925
Nippon Telegraph and Telephone Corp.	31,900	1,654,989
Nippon Thompson Co. Ltd.	7,000	38,100
Nippon Valqua Industries Ltd.	16,000	44,848
Nippon Yusen K.K.	120,000	365,712
Nipro Corp.[b]	8,700	79,454
Nishi-Nippon City Bank Ltd. (The)	51,000	137,754
Nishimatsu Construction Co. Ltd.	23,000	80,879
Nishimatsuya Chain Co. Ltd.	4,100	30,423
Nissan Chemical Industries Ltd.	10,000	156,661
Nissan Motor Co. Ltd.	182,000	1,821,670
Nissha Printing Co. Ltd.[a]	2,500	40,720
Nisshin OilliO Group Ltd. (The)	14,000	47,090
Nisshin Seifun Group Inc.	15,500	167,939
Nisshin Steel Holdings Co. Ltd.	5,700	75,818
Nisshinbo Holdings Inc.	12,000	105,677
Nissin Foods Holdings Co. Ltd.	4,600	196,922
Nissin Kogyo Co. Ltd.	3,100	57,854
Nitori Holdings Co. Ltd.	2,550	239,379
Nitta Corp.	1,700	35,833

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Nitto Boseki Co. Ltd.	13,000	$60,289
Nitto Denko Corp.	12,200	637,917
Nitto Kogyo Corp.	2,100	33,198
NKSJ Holdings Inc.	24,800	639,022
NOF Corp.	13,000	90,235
NOK Corp.	7,200	110,961
Nomura Holdings Inc.	266,100	1,960,965
Nomura Real Estate Holdings Inc.	9,100	229,935
Nomura Real Estate Office Fund Inc.	26	128,662
Nomura Real Estate Residential Fund Inc.	12	69,106
Nomura Research Institute Ltd.	7,700	258,210
Noritake Co. Ltd.	13,000	35,379
Noritz Corp.	2,300	53,380
North Pacific Bank Ltd.	25,200	109,934
NS Solutions Corp.	1,400	31,921
NSD Co. Ltd.	3,200	39,172
NSK Ltd.	35,000	371,726
NTN Corp.[a]	35,000	167,312
NTT Data Corp.	9,400	311,385
NTT DOCOMO Inc.	111,700	1,776,088
NTT Urban Development Corp.	8,600	109,308
Obayashi Corp.	49,000	313,149
Obic Business Consultants Co. Ltd.	900	31,052
OBIC Co. Ltd.	5,200	163,245
Odakyu Electric Railway Co. Ltd.	46,000	443,543
Ogaki Kyoritsu Bank Ltd. (The)	23,000	64,703
Ohsho Food Service Corp.	1,000	32,820
Oiles Corp.	1,900	42,431
Oita Bank Ltd. (The)	11,000	40,363
Oji Holdings Corp.	60,000	273,978
Okabe Co. Ltd.	3,500	46,805
Okamoto Industries Inc.	10,000	31,903
Okasan Securities Group Inc.	13,000	111,834
Oki Electric Industry Co. Ltd.[a]	51,000	116,441
Okinawa Electric Power Co. Inc. (The)	1,300	45,184
Okuma Corp.	11,000	92,498
Okumura Corp.	12,000	56,875
Olympus Corp.[a]	17,600	563,286
Omron Corp.	15,200	579,431
OncoTherapy Science Inc.[a]	12,000	36,694
Ono Pharmaceutical Co. Ltd.	6,200	467,638
Onward Holdings Co. Ltd.	9,000	74,488
Oracle Corp. Japan	2,900	114,688
Orient Corp.[a]	23,500	58,684
Oriental Land Co. Ltd.	3,700	592,845
ORIX Corp.	91,800	1,577,564
ORIX JREIT Inc.	122	152,578
Osaka Gas Co. Ltd.	139,000	585,129
OSAKA Titanium technologies Co. Ltd.	1,800	39,354
OSG Corp.	5,900	95,316
Otsuka Corp.	1,200	155,703
Otsuka Holdings Co. Ltd.	27,000	767,812
Oyo Corp.	1,900	31,295
Pacific Metals Co. Ltd.	13,000	47,569
Pack Corp. (The)	1,300	24,951
Pal Co. Ltd.	1,000	27,948
Paltac Corp.	2,200	29,599
Panasonic Corp.	161,700	1,623,428
Paramount Bed Holdings Co. Ltd.	1,400	48,303
PARK24 Co. Ltd.	7,400	144,515
Penta-Ocean Construction Co. Ltd.	24,000	72,409
Pigeon Corp.	2,700	138,977
Pilot Corp.	1,200	45,561

Security	Shares	Value

Pioneer Corp.[a,b]	22,800	$41,831
Plenus Co. Ltd.	1,600	36,302
Pola Orbis Holdings Inc.	1,800	61,003
Premier Investment Corp.	16	65,559
Press Kogyo Co. Ltd.	9,000	39,446
Prima Meat Packers Ltd.	11,000	23,321
Proto Corp.	2,700	39,574
Rakuten Inc.	53,400	695,599
Relo Holdings Inc.	1,100	50,902
Rengo Co. Ltd.	15,000	80,114
Resona Holdings Inc.	140,200	728,794
Resorttrust Inc.	2,600	98,848
Ricoh Co. Ltd.	49,000	515,921
Ricoh Leasing Co. Ltd.	1,200	34,284
Riken Corp.	9,000	39,354
Ringer Hut Co. Ltd.	2,800	40,840
Rinnai Corp.	2,700	209,153
Riso Kagaku Corp.	1,400	31,194
Rohm Co. Ltd.	7,300	298,741
Round One Corp.	6,300	33,391
Royal Holdings Co. Ltd.	2,600	41,739
Ryobi Ltd.	12,000	52,961
Ryohin Keikaku Co. Ltd.	1,700	169,636
Ryosan Co. Ltd.	2,700	52,288
Ryoyo Electro Corp.	4,100	37,569
Saint Marc Holdings Co. Ltd.	700	36,031
Saizeriya Co. Ltd.	2,100	25,964
Sakai Chemical Industry Co. Ltd.	11,000	36,439
Sakata Seed Corp.	2,600	35,485
San-A & Co. Ltd.	1,400	39,941
San-in Godo Bank Ltd. (The)	12,000	86,964
Sanden Corp.	9,000	36,418
Sangetsu Co. Ltd.	2,400	63,675
Sanken Electric Co. Ltd.	8,000	44,114
Sankyo Co. Ltd.	4,100	194,741
Sankyo Tateyama Inc.	2,000	42,279
Sankyu Inc.	19,000	67,975
Sanrio Co. Ltd.	3,300	180,960
Santen Pharmaceutical Co. Ltd.	5,600	282,825
Sanwa Holdings Corp.	17,000	108,817
Sanyo Shokai Ltd.	10,000	27,622
Sanyo Special Steel Co. Ltd.	8,000	43,054
Sapporo Holdings Ltd.	25,000	111,100
Sato Holdings Corp.	1,700	34,447
Sawai Pharmaceutical Co. Ltd.	2,200	160,554
SBI Holdings Inc.	15,600	187,944
SCSK Corp.	3,900	98,702
Secom Co. Ltd.	15,700	944,144
Sega Sammy Holdings Inc.	13,800	353,756
Seikagaku Corp.	2,800	36,302
Seiko Epson Corp.	10,000	162,675
Seiko Holdings Corp.	11,000	49,444
Seino Holdings Co. Ltd.	11,000	108,419
Seiren Co. Ltd.	4,600	29,304
Sekisui Chemical Co. Ltd.	32,000	370,849
Sekisui House Ltd.	40,000	572,011
Sekisui House SI Investment Corp.	13	65,656
Senko Co. Ltd.	6,000	32,351
Senshu Ikeda Holdings Inc.	14,700	72,369
Seria Co. Ltd.	1,600	53,491
Seven & I Holdings Co. Ltd.	55,100	2,033,045
Seven Bank Ltd.	46,400	164,110
Sharp Corp.[a]	106,000	312,241

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Shiga Bank Ltd. (The)	17,000	$92,875
Shikoku Electric Power Co. Inc.[a]	13,000	231,618
Shima Seiki Manufacturing Ltd.	2,400	49,169
Shimachu Co. Ltd.	3,200	77,692
Shimadzu Corp.	18,000	175,945
Shimamura Co. Ltd.	1,600	179,880
Shimano Inc.	5,800	508,409
Shimizu Corp.	44,000	225,135
Shin-Etsu Chemical Co. Ltd.	30,100	1,696,596
Shinko Electric Industries Co. Ltd.	5,100	45,225
Shinko Plantech Co. Ltd.	4,100	33,098
Shinsei Bank Ltd.	124,000	289,430
Shionogi & Co. Ltd.	22,200	490,115
Ship Healthcare Holdings Inc.	2,400	98,339
Shiseido Co. Ltd.	26,800	457,548
Shizuoka Bank Ltd. (The)	42,000	472,184
Shizuoka Gas Co. Ltd.	4,500	29,813
SHO-BOND Holdings Co. Ltd.	1,700	79,447
Shochiku Co. Ltd.	7,000	69,208
Showa Corp.	3,900	53,943
Showa Denko K.K.	116,000	157,252
Showa Sangyo Co. Ltd.	6,000	18,530
Showa Shell Sekiyu K.K.	14,200	152,551
SIIX Corp.	1,600	19,537
Sintokogio Ltd.	3,700	27,794
SKY Perfect JSAT Holdings Inc.	13,800	79,753
SMC Corp.	3,800	882,316
SoftBank Corp.	70,100	5,215,880
Sohgo Security Services Co. Ltd.	4,400	88,798
Sojitz Corp.	92,200	178,555
Sony Corp.	74,200	1,419,564
Sony Financial Holdings Inc.	12,900	240,223
Sotetsu Holdings Inc.	30,000	111,609
Square Enix Holdings Co. Ltd.	4,900	78,911
Stanley Electric Co. Ltd.	10,700	248,442
Star Micronics Co. Ltd.	4,100	44,130
Starbucks Coffee Japan Ltd.	3,100	36,337
Start Today Co. Ltd.	4,000	111,507
Sugi Holdings Co. Ltd.	3,000	125,522
Sumco Corp.	8,500	77,107
Sumitomo Bakelite Co. Ltd.	16,000	57,568
Sumitomo Chemical Co. Ltd.	111,000	405,035
Sumitomo Corp.	82,800	1,076,037
Sumitomo Electric Industries Ltd.	55,900	836,420
Sumitomo Forestry Co. Ltd.	10,100	117,255
Sumitomo Heavy Industries Ltd.	43,000	189,777
Sumitomo Metal Mining Co. Ltd.	39,000	539,823
Sumitomo Mitsui Financial Group Inc.	92,900	4,464,616
Sumitomo Mitsui Trust Holdings Inc.	244,000	1,198,736
Sumitomo Osaka Cement Co. Ltd.	30,000	120,783
Sumitomo Real Estate Sales Co. Ltd.	1,400	45,734
Sumitomo Realty & Development Co. Ltd.	27,000	1,272,806
Sumitomo Rubber Industries Inc.	13,300	184,636
Sumitomo Warehouse Co. Ltd. (The)	11,000	64,356
Sundrug Co. Ltd.	2,600	129,457
Suntory Beverage & Food Ltd.[a]	9,400	309,469
Suruga Bank Ltd.	14,000	221,751
Suzuken Co. Ltd.	5,200	187,626
Suzuki Motor Corp.	27,000	677,270
Sysmex Corp.	5,500	362,705
T&D Holdings Inc.	43,000	514,983
T-Gaia Corp.	2,100	21,169
Tachi-S Co. Ltd.	1,700	27,100

Security	Shares	Value

Tadano Ltd.	8,000	$109,754
Taiheiyo Cement Corp.	88,000	372,235
Taikisha Ltd.	2,100	48,824
Taisei Corp.	72,000	368,403
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	175,568
Taiyo Holdings Co. Ltd.	1,400	42,210
Taiyo Nippon Sanso Corp.	18,000	123,107
Taiyo Yuden Co. Ltd.	7,900	100,813
Takamatsu Construction Group Co. Ltd.	1,000	18,714
Takara Bio Inc.[b]	3,600	80,395
Takara Holdings Inc.	12,000	109,714
Takasago Thermal Engineering Co. Ltd.	5,100	42,626
Takashimaya Co. Ltd.	20,000	190,399
Takata Corp.	2,800	70,407
Takeda Pharmaceutical Co. Ltd.	57,800	2,748,313
Tamron Co. Ltd.	1,300	27,773
TDK Corp.	9,200	390,093
Tecmo Koei Holdings Co. Ltd.	2,800	31,793
Teijin Ltd.	73,000	163,694
Temp Holdings Co. Ltd.	3,700	107,670
Terumo Corp.	11,300	545,938
THK Co. Ltd.	8,700	189,235
Toa Corp.[a]	18,000	43,665
Toagosei Co. Ltd.	19,000	85,985
Tobu Railway Co. Ltd.	76,000	393,517
TOC Co. Ltd.	4,700	38,037
Tocalo Co. Ltd.	2,000	32,739
Tochigi Bank Ltd. (The)	9,000	34,400
Toda Corp.	17,000	62,032
Toho Bank Ltd. (The)	15,000	47,090
Toho Co. Ltd.	8,600	184,167
Toho Gas Co. Ltd.	30,000	156,253
Toho Holdings Co. Ltd.	3,500	67,567
Toho Titanium Co. Ltd.[b]	2,800	22,232
Toho Zinc Co. Ltd.	15,000	45,102
Tohoku Electric Power Co. Inc.[a]	33,400	403,415
Tokai Carbon Co. Ltd.	17,000	58,394
Tokai Corp. (GIFU)	1,000	26,552
TOKAI Holdings Corp.	7,600	26,958
Tokai Rika Co. Ltd.	3,900	82,444
Tokai Rubber Industries Ltd.	2,700	24,823
Tokai Tokyo Financial Holdings Inc.	15,900	132,568
Token Corp.	540	28,676
Tokio Marine Holdings Inc.	50,800	1,659,505
TOKO Inc.[a]	9,000	31,465
Tokuyama Corp.	25,000	96,320
Tokyo Broadcasting System Holdings Inc.	3,600	47,335
Tokyo Dome Corp.	13,000	89,043
Tokyo Electric Power Co. Inc.[a,b]	106,100	565,593
Tokyo Electron Ltd.	12,700	695,128
Tokyo Gas Co. Ltd.	181,000	981,470
Tokyo Ohka Kogyo Co. Ltd.	3,200	70,517
Tokyo Seimitsu Co. Ltd.	3,200	60,960
Tokyo Steel Manufacturing Co. Ltd.[a]	9,100	48,695
Tokyo Tatemono Co. Ltd.	31,000	289,746
Tokyo Tomin Bank Ltd. (The)	3,500	37,422
Tokyotokeiba Co. Ltd.	10,000	40,567
Tokyu Corp.	84,000	571,073
Tokyu Fudosan Holdings Corp.[a]	38,900	383,013
TOKYU REIT Inc.	14	86,474
TOMONY Holdings Inc.	9,800	36,959
Tomy Co. Ltd.	7,900	40,744
TonenGeneral Sekiyu K.K.	22,000	204,505

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Top REIT Inc.	10	$46,631
Topcon Corp.	5,600	84,077
Toppan Forms Co. Ltd.	3,500	32,642
Toppan Printing Co. Ltd.	42,000	331,342
Topre Corp.	3,100	43,415
TOPY Industries Ltd.	14,000	30,680
Toray Industries Inc.	109,000	679,931
Toridoll Corp.	2,100	19,778
Torii Pharmaceutical Co. Ltd.	1,300	33,669
Toshiba Corp.	295,000	1,250,841
Toshiba Machine Co. Ltd.	9,000	46,509
Toshiba Tec Corp.	11,000	67,720
Tosoh Corp.	39,000	148,670
Totetsu Kogyo Co. Ltd.	2,000	44,970
TOTO Ltd.	23,000	324,452
Towa Bank Ltd. (The)	32,000	29,355
Toyo Corp.	2,500	27,902
Toyo Engineering Corp.	11,000	46,754
Toyo Ink SC Holdings Co. Ltd.	15,000	76,292
Toyo Seikan Group Holdings Ltd.	12,200	252,680
Toyo Suisan Kaisha Ltd.	7,000	222,607
Toyo Tanso Co. Ltd.	1,100	20,854
Toyo Tire & Rubber Co. Ltd.	15,000	87,453
Toyobo Co. Ltd.	66,000	126,470
Toyoda Gosei Co. Ltd.	5,100	127,149
Toyota Boshoku Corp.	5,000	66,813
Toyota Industries Corp.	12,400	545,367
Toyota Motor Corp.	201,200	13,042,829
Toyota Tsusho Corp.	15,900	440,649
TPR Co. Ltd.	1,800	34,107
Trans Cosmos Inc.	2,000	34,635
Trend Micro Inc.	8,000	296,810
Trusco Nakayama Corp.	1,500	31,923
TS Tech Co. Ltd.	3,600	134,665
TSI Holdings Co. Ltd.	6,400	45,206
Tsubakimoto Chain Co.	12,000	79,503
Tsukuba Bank Ltd. (The)	10,700	37,408
Tsumura & Co.	4,500	141,270
Tsuruha Holdings Inc.	1,400	127,143
TV Asahi Corp.	2,100	48,781
UACJ Corp.	18,000	59,077
Ube Industries Ltd.	80,000	165,528
ULVAC Inc.[a]	3,000	30,609
Unicharm Corp.	8,500	544,950
Unipres Corp.	2,800	56,422
United Arrows Ltd.	1,400	60,218
United Urban Investment Corp.	174	266,205
Unitika Ltd.[a,b]	73,000	44,644
Universal Entertainment Corp.	1,500	29,905
UNY Co. Ltd.	17,000	107,257
Ushio Inc.	8,300	104,395
USS Co. Ltd.	16,000	234,186
Valor Co. Ltd.	2,900	41,825
Vital KSK Holdings Inc.	2,800	19,635
Wacoal Holdings Corp.	8,000	85,944
Wacom Co. Ltd.	11,000	81,398
Watami Co. Ltd.[b]	1,600	24,625
Weathernews Inc.	1,300	28,131
Welcia Holdings Co. Ltd.	600	36,327
West Japan Railway Co.	12,400	555,479
Xebio Co. Ltd.	1,900	41,037
Yachiyo Bank Ltd. (The)	1,300	35,405
Yahoo! Japan Corp.	108,400	504,931

Security	Shares	Value

Yakult Honsha Co. Ltd.	6,600	$334,675
Yamada Denki Co. Ltd.	66,300	185,837
Yamagata Bank Ltd. (The)	9,000	37,427
Yamaguchi Financial Group Inc.	15,000	141,117
Yamaha Corp.	12,200	181,551
Yamaha Motor Co. Ltd.	21,000	320,640
Yamanashi Chuo Bank Ltd. (The)	11,000	46,417
Yamato Holdings Co. Ltd.	27,500	590,307
Yamato Kogyo Co. Ltd.	3,300	122,266
Yamazaki Baking Co. Ltd.	8,000	81,378
Yamazen Corp.	4,800	30,431
Yaoko Co. Ltd.	700	26,114
Yaskawa Electric Corp.	16,000	206,462
Yellow Hat Ltd.	1,400	25,514
Yodogawa Steel Works Ltd.	9,000	40,730
Yokogawa Electric Corp.	15,800	206,136
Yokohama Reito Co. Ltd.	4,800	37,966
Yokohama Rubber Co. Ltd. (The)	16,000	156,233
Yorozu Corp.	1,600	31,556
Yoshinoya Holdings Co. Ltd.	4,400	50,543
Yuasa Trading Co. Ltd.	20,000	40,363
Zenrin Co. Ltd.	2,500	26,323
Zensho Holdings Co. Ltd.	4,700	53,702
Zeon Corp.	13,000	154,633

		233,174,350
NETHERLANDS — 2.59%
Aalberts Industries NV	7,012	210,103
Accell Group NV	1,338	27,322
AEGON NV	130,230	1,038,207
Akzo Nobel NV	17,496	1,273,967
AMG Advanced Metallurgical Group NVa	4,230	47,426
Amsterdam Commodities NV	1,344	30,020
Arcadis NV	4,286	134,745
ASM International NV	3,622	119,730
ASML Holding NV	26,036	2,474,883
BE Semiconductor Industries NV	2,488	27,114
BinckBank NV	4,076	39,343
Brunel International NV	753	44,367
CNH Industrial NVa	69,310	820,716
Corbion NV	5,234	121,713
Corio NV	4,834	211,185
Delta Lloyd NV	14,139	301,016
Eurocommercial Properties NV	2,584	110,025
Fugro NV CVA	5,181	324,603
Grontmij NVa	6,970	35,572
Heineken Holding NV	7,333	467,506
Heineken NV	16,717	1,156,791
ING Groep NV CVA[a]	279,714	3,568,082
Koninklijke Ahold NV	73,028	1,391,927
Koninklijke BAM Groep NV	17,606	94,281
Koninklijke DSM NV	11,212	850,391
Koninklijke KPN NVa	233,901	748,544
Koninklijke Philips Electronics NV	69,642	2,469,209
Koninklijke Ten Cate NV	2,058	62,644
Nieuwe Steen Investments NV	3,733	28,166
Nutreco NV	5,048	247,848
OCI NVa	6,471	249,140
PostNL NVa	32,142	168,758
Randstad Holding NV	9,185	567,597
Reed Elsevier NV	51,223	1,033,074
Royal Boskalis Westminster NV CVA	5,512	265,797

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Royal Imtech NVa,b	28,559	$84,252
Royal Vopak NV	5,107	314,829
SBM Offshore NVa	13,862	290,784
SNS REAAL NVa,b,e	3,991	—
Tetragon Financial Group Ltd.	7,669	75,846
TKH Group NV	2,883	92,362
TNT Express NV	26,018	240,526
TomTom NVa	7,696	59,648
Unilever NV CVA	118,606	4,703,510
Unit4 NV	2,027	95,678
USG People NV	6,933	92,001
VastNed Retail NV	1,157	53,567
Wereldhave NV	1,534	119,560
Wolters Kluwer NV	22,471	610,375
Ziggo NV	10,885	467,695

		28,062,445
NEW ZEALAND — 0.22%
Air New Zealand Ltd.	22,620	30,145
Auckland International Airport Ltd.	80,279	227,927
Chorus Ltd.	28,619	62,777
Contact Energy Ltd.	28,766	125,008
Fisher & Paykel Healthcare Corp. Ltd.	42,753	130,231
Fletcher Building Ltd.	50,085	414,164
Freightways Ltd.	12,728	46,041
Goodman Property Trust	79,306	67,615
Infratil Ltd.	39,837	82,438
Kiwi Income Property Trust	53,795	48,759
Mainfreight Ltd.	5,938	57,016
New Zealand Oil & Gas Ltd.	51,351	35,705
Nuplex Industries Ltd.	17,594	50,972
Precinct Properties New Zealand Ltd.	57,245	47,148
Ryman Healthcare Ltd.	28,432	177,686
Sky Network Television Ltd.	29,561	151,708
SKYCITY Entertainment Group Ltd.	44,062	141,877
Telecom Corp. of New Zealand Ltd.	135,870	264,296
Trade Me Group Ltd.	30,866	114,972
Warehouse Group Ltd.(The)	5,816	17,716
Xero Ltd.[a]	4,595	106,498

		2,400,699
NORWAY — 0.99%
Aker ASA Class A	1,949	61,441
Aker Solutions ASA	12,004	166,101
Algeta ASA[a,b]	2,592	103,066
Archer Ltd.[a]	24,684	22,618
Atea ASA	5,637	62,552
Austevoll Seafood ASA	7,595	47,247
BW Offshore Ltd.	25,212	34,632
Cermaq ASA	3,327	59,014
Det norske oljeselskap ASA[a]	4,824	68,778
DNB ASA	71,411	1,266,674
DNO International ASA[a]	42,131	119,499
Electromagnetic GeoServices ASa	18,606	21,507
Fred Olsen Energy ASA	2,439	102,805
Gjensidige Forsikring ASA	14,650	273,652
Golden Ocean Group Ltd.[b]	24,515	36,931
Hoegh LNG Holdings Ltd.[a]	4,129	31,795
Kvaerner ASA	19,655	32,055
Leroey Seafood Group ASA	1,309	40,715
Marine Harvest ASA	211,215	247,872

Security	Shares	Value

Nordic Semiconductor ASA[a]	9,647	$40,873
Norsk Hydro ASA	67,484	301,807
Norwegian Air Shuttle ASa	1,956	80,539
Norwegian Property ASA	43,029	55,127
Opera Software ASA[b]	6,580	79,654
Orkla ASA	56,056	454,744
Petroleum Geo-Services ASA	16,712	202,868
Polarcus Ltd.[a]	60,905	39,731
Prosafe SE	18,679	160,323
REC Silicon ASA[a]	142,229	71,022
Schibsted ASA	5,868	359,119
Seadrill Ltd.	27,433	1,270,698
Sevan Drilling ASa	32,727	31,419
Songa Offshore SEa,b	13,283	12,506
SpareBank 1 SMN	9,118	77,034
Statoil ASA	80,535	1,909,198
Stolt-Nielsen Ltd.[b]	1,843	52,212
Storebrand ASA[a]	26,683	172,451
Subsea 7 SA	19,456	411,838
Telenor ASA	51,084	1,228,198
TGS-NOPEC Geophysical Co. ASA	7,764	213,819
Tomra Systems ASA	10,860	99,968
Yara International ASA	13,415	579,657

		10,703,759
PORTUGAL — 0.21%
Altri SGPS SA	15,096	49,235
Banco BPI SAa,d	24,181	38,463
Banco Comercial Portugues SA Registered[a],b	1,014,807	152,035
Banco Espirito Santo SA Registered[a]	136,113	180,049
Energias de Portugal SA	148,673	548,152
Galp Energia SGPS SA Class B	25,805	437,822
Jeronimo Martins SGPS SA	18,490	342,116
Portucel SA	12,785	49,362
Portugal Telecom SGPS SA Registered[b]	46,753	211,339
Redes Energeticas Nacionais SA	8,117	24,443
Semapa - Sociedade de Investimento e Gestao SGPS SA	4,477	43,999
Sonae SGPS SA	75,714	109,624
ZON OPTIMUS SGPS SA	10,693	73,645

		2,260,284
SINGAPORE — 1.67%
AIMS AMP Capital Industrial REIT[b]	49,000	62,615
ARA Asset Management Ltd.[b]	46,200	68,349
Ascendas India Trust	82,000	42,311
Ascendas REIT	153,000	292,345
Ascott Residence Trust	61,000	64,425
Biosensors International Group Ltd.[b]	67,000	50,776
Blumont Group Ltd.[a,b]	89,000	8,395
Boustead Singapore Ltd.	39,000	47,321
Cache Logistics Trust[b]	73,000	70,331
Cambridge Industrial Trust	128,000	72,238
CapitaCommercial Trust	154,000	183,134
CapitaLand Ltd.	190,000	477,930
CapitaMall Trust Management Ltd.	179,000	291,514
CapitaMalls Asia Ltd.	99,000	161,229
CapitaRetail China Trust	37,000	41,613
CDL Hospitality Trusts	46,000	61,749
Chip Eng Seng Corp. Ltd.	73,000	41,492
City Developments Ltd.	31,000	257,427
ComfortDelGro Corp. Ltd.	153,000	237,453

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

COSCO Corp. (Singapore) Ltd.[b]	90,000	$56,960
CSE Global Ltd.[b]	56,000	42,665
CWT Ltd.[b]	17,000	19,051
DBS Group Holdings Ltd.	125,000	1,687,024
Ezion Holdings Ltd.	56,000	101,133
Ezra Holdings Ltd.[a,b]	65,000	70,222
First REIT	58,000	51,905
First Resources Ltd.	44,000	69,174
Frasers Centrepoint Trust	40,000	59,822
Frasers Commercial Trust	58,000	60,322
Genting Singapore PLC	452,000	555,730
Global Logistic Properties Ltd.	228,000	568,001
GMG Global Ltd.	247,000	20,113
Golden Agri-Resources Ltd.	529,000	255,895
GuocoLeisure Ltd.	51,000	33,922
Ho Bee Land Ltd.[b]	18,000	29,895
Hong Leong Asia Ltd.[b]	17,000	19,942
Hutchison Port Holdings Trust	391,000	285,430
Hyflux Ltd.	59,000	55,178
Indofood Agri Resources Ltd.[b]	48,000	35,216
Jardine Cycle & Carriage Ltd.	9,000	265,933
K-Green Trust	74,000	61,152
Keppel Corp. Ltd.[b]	107,000	935,986
Keppel Land Ltd.	52,000	155,537
Keppel REIT Management Ltd.	106,880	104,265
Lippo Malls Indonesia Retail Trust	127,000	46,076
M1 Ltd.[b]	30,000	82,477
Mapletree Commercial Trust	89,000	90,410
Mapletree Industrial Trust	82,000	91,563
Mapletree Logistics Trust	114,000	100,641
Midas Holdings Ltd.	105,000	42,327
Neptune Orient Lines Ltd.[a,b]	79,000	67,513
Noble Group Ltd.	318,000	264,071
Olam International Ltd.[b]	108,000	134,091
OSIM International Ltd.[b]	26,000	44,229
OUE Ltd.[b]	22,000	42,923
Oversea-Chinese Banking Corp. Ltd.	188,000	1,576,329
Parkway Life REIT	27,000	52,896
Perennial China Retail Trust	68,000	29,605
Raffles Education Corp. Ltd.[a]	90,000	21,768
Raffles Medical Group Ltd.[b]	21,000	54,009
Sabana Shari’ah Compliant Industrial REIT	74,000	65,030
SATS Ltd.	50,000	137,058
SembCorp Industries Ltd.	75,000	321,683
SembCorp Marine Ltd.[b]	65,000	235,820
Singapore Airlines Ltd.	40,000	336,357
Singapore Exchange Ltd.	63,000	372,814
Singapore Post Ltd.	111,000	117,233
Singapore Technologies Engineering Ltd.	118,000	401,467
Singapore Telecommunications Ltd.	581,000	1,770,613
SMRT Corp. Ltd.	62,000	64,982
Sound Global Ltd.[a,b]	54,000	30,475
Stamford Land Corp. Ltd.[b]	110,000	50,550
Starhill Global REIT	119,000	77,712
StarHub Ltd.	46,000	165,034
STX OSV Holdings Ltd.[a]	52,000	36,893
Suntec REIT	163,000	225,376
Super Group Ltd.[b]	19,000	64,490
Swiber Holdings Ltd.[b]	57,000	28,722
Tat Hong Holdings Ltd.[b]	26,000	19,599
Tiger Airways Holdings Ltd.[a]	90,400	37,899
United Engineers Ltd.[b]	36,000	53,694
United Overseas Bank Ltd.	93,000	1,562,559

Security	Shares	Value

UOL Group Ltd.	35,000	$185,956
Venture Corp. Ltd.	20,000	125,448
Wheelock Properties Ltd.	18,000	24,670
Wilmar International Ltd.	143,000	398,904
Wing Tai Holdings Ltd.	30,000	53,453
Yangzijiang Shipbuilding	148,000	140,799
Yanlord Land Group Ltd.	49,000	48,789
Ying Li International Real Estate Ltd.[a]	67,000	22,147

		18,050,274
SPAIN — 3.17%
Abengoa SA Class B	16,985	41,264
Abertis Infraestructuras SA	28,390	609,820
Acciona SAb	2,039	129,536
Acerinox SAb	8,579	113,307
Actividades de Construcciones y Servicios SA	11,081	364,187
Almirall SAb	4,587	68,659
Amadeus IT Holding SA Class A	27,941	1,038,911
Antena 3 Television SA	5,114	85,863
Banco Bilbao Vizcaya Argentaria SA	409,689	4,806,110
Banco de Sabadell SA	249,680	641,541
Banco Popular Espanol SAa	94,299	537,412
Banco Santander SA	814,402	7,239,842
Bankia SAa	294,220	440,791
Bankinter SA	32,887	201,060
Bolsas y Mercados Espanoles	1,895	71,014
CaixaBank SA	88,747	461,974
Construcciones y Auxiliar de Ferrocarriles SA	140	72,868
Corporacion Financiera Alba SA	1,304	72,241
Distribuidora Internacional de Alimentacion SA	45,082	412,658
Duro Felguera SA	8,320	54,519
Ebro Foods SA	5,662	128,086
Enagas SA	12,699	339,934
Ence Energia y Celulosa SA	13,622	54,817
FAES FARMA SA	17,607	63,552
Ferrovial SA	30,194	576,529
Fomento de Construcciones y Contratas SAa	3,621	83,588
Gamesa Corporacion Tecnologica SAa	15,923	154,562
Gas Natural SDG SA	25,924	612,182
Grifols SA	11,397	468,003
Grupo Catalana Occidente SA	3,297	111,833
Iberdrola SA	347,265	2,184,909
Indra Sistemas SA	7,640	126,405
Industria de Diseno Textil SA	15,885	2,613,073
International Consolidated Airlines Group SAa	69,336	386,475
Jazztel PLC[a]	16,620	182,567
Mapfre SA	58,544	235,906
Mediaset Espana Comunicacion SAa	12,683	155,183
Melia Hotels International SA	4,082	46,394
NH Hoteles SAa,b	7,968	41,705
Obrascon Huarte Lain SA	3,038	127,622
Pescanova SAa,e	498	—
Promotora de Informaciones SAa	47,348	24,139
Prosegur Compania de Seguridad SA	13,678	81,447
Red Electrica Corporacion SA	7,050	440,023
Repsol SA	62,647	1,684,634
Tecnicas Reunidas SA	2,380	122,791
Telefonica SAa	299,846	5,293,210
Tubacex SA	9,431	36,413
Tubos Reunidos SA	14,182	35,476
Viscofan SA	3,382	179,752
Zardoya Otis SA	11,919	207,896
Zeltia SAa	17,486	60,619

		34,323,302

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

SWEDEN — 3.20%
AarhusKarlshamn AB	1,965	$116,454
Active Biotech ABa	4,045	45,007
AF AB Class B	2,507	79,421
Alfa Laval AB	23,272	532,256
Alliance Oil Co. Ltd. SDR[a]	7,497	66,790
Assa Abloy AB Class B	24,468	1,216,395
Atlas Copco AB Class A	49,656	1,379,706
Atlas Copco AB Class B	27,709	690,686
Avanza Bank Holding AB	1,727	55,645
Axfood ABb	1,451	75,229
Axis Communications AB	3,306	114,337
Betsson AB	2,351	74,115
Bilia AB	1,323	32,098
Billerud AB	11,535	135,652
BioGaia AB Class B	1,203	41,085
Boliden AB	20,494	292,317
Castellum AB	10,916	167,678
CDON Group ABa,b	6,540	25,671
Clas Ohlson AB Class B	2,700	42,559
East Capital Explorer ABa	6,142	51,966
Electrolux AB Class B	17,555	434,056
Elekta AB Class B	26,865	396,890
Fabege AB	10,004	115,329
Fastighets AB Balder Class Ba	6,034	53,383
Getinge AB Class B	14,693	466,603
Hakon Invest ABa	5,625	170,287
Hennes & Mauritz AB Class B	69,407	3,003,216
Hexagon AB Class B	17,546	527,650
Hexpol AB	1,845	138,851
HiQ International AB	5,345	31,057
Holmen AB Class B	3,744	124,568
Hufvudstaden AB Class A	7,327	96,073
Husqvarna AB Class B	29,591	174,316
Industrial & Financial Systems Class B	1,857	42,759
Industrivarden AB Class C	9,823	175,328
Indutrade AB	1,440	56,411
Intrum Justitia AB	6,047	161,196
Investment AB Kinnevik Class B	16,550	610,742
Investor AB Class B	33,356	1,073,198
JM AB	5,844	167,073
Klovern AB	6,280	27,950
Kungsleden AB	10,283	75,640
Lindab International ABa	4,284	41,807
Loomis AB Class B	4,591	110,322
Lundbergforetagen AB	2,647	110,853
Lundin Petroleum ABa	16,000	330,827
Meda AB Class A	16,668	187,517
Medivir ABa	3,010	39,538
Mekonomen AB	1,733	57,311
Millicom International Cellular SA SDR	4,827	445,698
Modern Times Group MTG AB Class B	4,083	223,235
NCC AB Class B	6,121	188,803
Net Entertainment AB	3,219	62,430
Nibe Industrier AB Class B	5,865	112,659
Nobia AB	9,220	80,502
Nordea Bank AB	207,919	2,666,843
Nordnet AB	6,256	26,779
Oriflame Cosmetics SA SDR[b]	3,270	103,592

Security	Shares	Value

Peab AB	14,089	$83,062
Ratos AB Class B	15,120	131,198
Rezidor Hotel Group ABa	6,467	36,877
Saab AB Class B	4,472	89,840
Sandvik AB	78,136	1,058,951
Scania AB Class B	23,308	468,245
Securitas AB Class B	22,612	258,581
Skandinaviska Enskilda Banken AB Class A	111,099	1,347,737
Skanska AB Class B	27,536	531,482
SKF AB Class B	28,788	763,848
SSAB AB Class Ab	19,875	131,209
Svenska Cellulosa AB Class B	42,696	1,214,032
Svenska Handelsbanken AB Class A	36,298	1,646,888
Swedbank AB Class A	66,100	1,726,289
Swedish Match AB	14,578	481,649
Swedish Orphan Biovitrum ABa	10,607	101,627
Tele2 AB Class B	23,152	279,782
Telefonaktiebolaget LM Ericsson Class B	221,963	2,653,177
TeliaSonera AB	175,116	1,453,200
Trelleborg AB Class B	18,231	345,121
Unibet Group PLC SDR	2,161	86,827
Volvo AB Class B	110,483	1,421,363
Wallenstam AB Class B	6,218	86,529
Wihlborgs Fastigheter AB	5,200	90,001

		34,633,874
SWITZERLAND — 8.35%
ABB Ltd. Registered	159,438	4,079,486
Acino Holding AG Registered[a]	497	63,061
Actelion Ltd. Registered	8,186	635,047
Adecco SA Registered	9,750	720,846
AFG Arbonia-Forster Holding AG Registered[a]	1,570	54,700
Allreal Holding AG Registered	907	124,900
AMS AG	735	80,436
Aryzta AG	6,303	471,916
Ascom Holding AG Registered	3,765	55,713
Baloise Holding AG Registered	3,502	408,383
Banque Cantonale Vaudoise Registered	171	95,362
Barry Callebaut AG Registered	142	148,657
Basilea Pharmaceutica AG Registered[a]	736	80,464
BKW AG	1,174	40,838
Bossard Holding AG Bearer	277	56,468
Bucher Industries AG Registered	479	133,166
Burckhardt Compression Holding AG	252	101,156
Clariant AG Registered	20,875	368,837
Compagnie Financiere Richemont SA Registered	38,001	3,904,802
Credit Suisse Group AG Registered	109,176	3,403,499
Dufry AG Registered[a]	1,860	301,322
EFG International AGa	3,680	54,252
EMS-Chemie Holding AG Registered	567	207,095
Flughafen Zurich AG Registered	288	159,974
Forbo Holding AG Registered	107	84,130
Galenica Holding AG Registered	342	303,081
GAM Holding AG	13,323	250,114
Gategroup Holding AGa	2,188	57,506
Geberit AG Registered	2,813	842,766
Georg Fischer AG Registered	304	210,153
Givaudan SA Registered	598	850,559
Helvetia Holding AG Registered	446	210,921
Holcim Ltd. Registered	16,558	1,236,067
Huber & Suhner AG Registered	1,210	66,276
Implenia AG Registered[a]	1,206	81,306

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Inficon Holding AG Registered	156	$48,753
Intershop Holdings AG Bearer	112	40,691
Julius Baer Group Ltd.	16,440	809,519
Kaba Holding AG Class B Registered	253	108,473
Komax Holding AG Registered	466	63,811
Kudelski SA Bearer	3,587	49,712
Kuehne & Nagel International AG Registered	3,852	487,907
Kuoni Reisen Holding AG Class B Registered	264	111,950
LEM Holding SA Registered	42	31,052
Lindt & Spruengli AG Participation Certificates	60	253,768
Lindt & Spruengli AG Registered	7	352,802
Logitech International SA Registered	10,346	106,139
Lonza Group AG Registered	3,955	354,205
Meyer Burger Technology AGa	6,401	75,281
Micronas Semiconductor Holding AG Registered	3,283	26,973
Mobilezone Holding AG Bearer	7,215	74,895
Mobimo Holding AG Registered	602	126,310
Nestle SA Registered	234,904	16,991,013
Nobel Biocare Holding AG Registered	9,303	154,100
Novartis AG Registered	167,626	13,040,971
OC Oerlikon Corp. AG Registered	13,061	183,176
Orascom Development Holding AGa	1,772	25,145
Panalpina Welttransport Holding AG Registered	900	135,067
Pargesa Holding SA Bearer	1,909	152,311
Partners Group Holding AG	1,277	331,536
PSP Swiss Property AG Registered	2,660	229,120
Rieter Holding AG Registered	289	60,733
Roche Holding AG Genusschein	51,218	14,207,898
Schindler Holding AG Participation Certificates	3,315	471,140
Schindler Holding AG Registered	1,623	231,204
Schmolz + Bickenbach AG Registered[a]	45,266	57,485
Schweiter Technologies AG Bearer	78	52,457
Schweizerische National-Versicherungs-Gesellschaft AG Registered	1,280	63,396
SGS SA Registered	394	925,011
Siegfried Holding AG Registered[a]	336	55,508
Sika AG Bearer	155	489,708
Sonova Holding AG Registered	3,623	472,504
St Galler Kantonalbank AG Registered	169	68,959
Straumann Holding AG Registered	644	128,437
Sulzer AG Registered	1,721	270,061
Swatch Group AG (The) Bearer	2,252	1,443,638
Swatch Group AG (The) Registered	3,092	345,206
Swiss Life Holding AG Registered	2,345	466,902
Swiss Prime Site AG Registered	3,678	279,440
Swiss Re AG	25,406	2,236,053
Swisscom AG Registered	1,657	847,393
Swisslog Holding AG Registered	35,229	41,238
Swissquote Group Holding SA Registered	942	38,645
Syngenta AG Registered	6,708	2,714,905
Tecan AG Registered	862	90,431
Temenos Group AG Registered[a]	5,380	137,537
Transocean Ltd.	26,184	1,240,165
U-Blox AG	693	62,753
UBS AG Registered	265,607	5,150,526
Valiant Holding Registered	1,243	116,400
Valora Holding AG Registered	218	53,901
Vetropack Holding AG Bearer	24	48,024
Vontobel Holding AG Registered	2,135	85,702
Zehnder Group AG Bearer	1,168	55,140
Zurich Insurance Group AGa	10,890	3,017,283

		90,333,722

Security	Shares	Value

UNITED KINGDOM — 21.66%
3i Group PLC	71,041	$425,836
888 Holdings PLC	12,671	32,388
Abcam PLC	15,277	123,825
Aberdeen Asset Management PLC	69,821	496,821
Admiral Group PLC	13,853	284,657
Advanced Medical Solutions Group PLC	27,003	42,407
Afren PLC[a]	77,508	196,375
African Minerals Ltd.[a]	17,958	53,808
Aggreko PLC	19,500	504,392
Alent PLC	21,364	118,965
AMEC PLC	21,493	406,426
Amerisur Resources PLC[a,b]	64,993	45,944
Amlin PLC	36,126	247,309
Anglo American PLC	101,157	2,413,407
Anglo Pacific Group PLC	12,034	42,921
Antofagasta PLC	28,481	391,228
ARM Holdings PLC	101,563	1,608,053
Ashmore Group PLC	25,491	165,658
Ashtead Group PLC	36,882	388,118
ASOS PLC[a]	5,111	465,583
Associated British Foods PLC	25,394	924,891
AstraZeneca PLC	91,007	4,838,154
Avanti Communications Group PLC[a,b]	8,916	31,585
AVEVA Group PLC	4,897	203,454
Aviva PLC	213,786	1,542,519
AZ Electronic Materials SA	28,110	129,839
Babcock International Group PLC	25,621	524,825
BAE Systems PLC	232,875	1,701,202
Balfour Beatty PLC	49,600	227,667
Bank of Georgia Holdings PLC	2,862	90,766
Barclays PLC	1,115,949	4,726,045
Barratt Developments PLC	71,703	386,029
BBA Aviation PLC	33,255	180,745
Beazley PLC	40,390	148,470
Bellway PLC	8,829	213,338
Berendsen PLC	12,833	200,093
Berkeley Group Holdings PLC (The)	9,061	340,643
Betfair Group PLC	5,238	84,575
BG Group PLC	248,688	5,088,173
BHP Billiton PLC	153,117	4,748,991
Big Yellow Group PLC	10,904	81,863
Blinkx PLC[a]	23,283	61,347
Bodycote PLC	14,663	155,009
Booker Group PLC	106,217	256,143
Bovis Homes Group PLC	10,358	130,633
Bowleven PLC[a]	24,358	22,110
BP PLC	1,382,345	10,720,174
Brewin Dolphin Holdings PLC	23,041	105,130
British American Tobacco PLC	139,249	7,686,937
British Land Co. PLC	66,414	663,679
British Sky Broadcasting Group PLC	74,802	1,126,659
Britvic PLC	17,668	177,409
BT Group PLC	571,989	3,464,472
BTG PLC[a]	26,538	178,901
Bunzl PLC	23,294	515,331
Burberry Group PLC	32,120	792,122
Bwin.Party Digital Entertainment PLC[a]	49,036	96,743
Cable & Wireless Communications PLC	194,596	146,283
Cairn Energy PLC[a]	42,510	193,143
Cape PLC	10,073	44,706
Capita PLC	47,404	750,931

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Capital & Counties Properties PLC	46,518	$259,184
Carillion PLC	30,407	148,510
Carnival PLC	13,111	468,467
Catlin Group Ltd.	26,788	220,353
Centamin PLC[a]	84,366	68,042
Centrica PLC	371,926	2,111,695
Chemring Group PLC	16,777	58,625
Chesnara PLC	14,044	65,884
Chime Communications PLC	8,307	42,240
Cineworld Group PLC	13,008	77,482
Clarkson PLC	1,729	56,001
Close Brothers Group PLC	11,065	224,880
Cobham PLC	77,697	359,755
Coca-Cola HBC AG	7,569	219,130
Coca-Cola HBC AG SP ADR	6,498	187,532
COLT Group SAa	29,023	57,493
Compass Group PLC	129,230	1,862,361
Computacenter PLC	6,916	65,945
Croda International PLC	9,673	378,570
CSR PLC	12,417	109,621
Daily Mail & General Trust PLC Class A NVS	20,921	273,599
Dairy Crest Group PLC	12,437	107,300
Darty PLC	38,541	51,084
De La Rue PLC	7,515	103,169
Debenhams PLC	91,364	149,574
Derwent London PLC	6,663	268,048
Devro PLC	13,929	70,783
Diageo PLC	181,974	5,809,186
Dialight PLC	2,562	44,824
Dignity PLC	4,546	101,739
Diploma PLC	8,654	96,351
Direct Line Insurance Group PLC	57,487	207,807
Dixons Retail PLC[a]	264,218	207,747
Domino Printing Sciences PLC	8,674	96,365
Domino’s Pizza Group PLC	10,717	100,897
Drax Group PLC	29,151	297,864
DS Smith PLC	68,032	330,743
Dunelm Group PLC	6,316	89,804
easyJet PLC	11,431	240,399
Electrocomponents PLC	34,993	167,704
Elementis PLC	34,942	145,453
EnQuest PLC[a]	56,898	122,036
Enterprise Inns PLC[a]	35,627	86,716
Essar Energy PLC[a,b]	22,418	42,932
Essentra PLC	16,740	210,718
Experian PLC	72,850	1,486,419
F&C Asset Management PLC	45,692	74,510
Faroe Petroleum PLC[a]	15,133	30,330
Fenner PLC	15,191	97,624
Ferrexpo PLC	11,400	33,261
Fidessa Group PLC	3,138	102,091
FirstGroup PLC	86,036	159,651
Fresnillo PLC	14,091	220,840
G4S PLC	111,994	470,516
Galliford Try PLC	6,659	122,603
Gem Diamonds Ltd.[a]	12,824	32,862
Genus PLC	5,026	106,587
GKN PLC	119,332	705,334
GlaxoSmithKline PLC	358,176	9,457,455
Glencore Xstrata PLC[a]	771,607	4,214,860
Go-Ahead Group PLC (The)	3,357	90,716
Grainger PLC	36,371	113,654
Great Portland Estates PLC	24,435	224,944

Security	Shares	Value

Greencore Group PLC	34,179	$98,897
Greene King PLC	16,008	212,177
Greggs PLC	9,735	71,945
Gulf Keystone Petroleum Ltd.[a,b]	61,207	171,103
Halfords Group PLC	15,369	104,570
Halma PLC	27,350	241,014
Hammerson PLC	50,150	426,221
Hansteen Holdings PLC	59,281	98,670
Hargreaves Lansdown PLC	15,651	299,225
Hargreaves Services PLC	2,996	41,925
Hays PLC	107,524	215,071
Helical Bar PLC	10,840	52,247
Henderson Group PLC	77,785	267,935
Heritage Oil PLC[a,b]	14,864	44,298
Highland Gold Mining Ltd.	35,065	39,294
Hikma Pharmaceuticals PLC	10,060	194,111
Hill & Smith Holdings PLC	6,859	53,060
Hiscox Ltd.[b]	24,791	263,471
Home Retail Group PLC	60,730	194,162
Homeserve PLC	23,737	89,391
Howden Joinery Group PLC	48,265	250,230
HSBC Holdings PLC	1,353,755	14,835,296
Hunting PLC	9,415	134,925
ICAP PLC	40,934	253,325
IG Group Holdings PLC	27,558	271,625
Imagination Technologies Group PLC[a,b]	15,552	69,436
IMI PLC	23,109	563,958
Imperial Tobacco Group PLC	70,790	2,648,802
Inchcape PLC	32,691	334,036
Informa PLC	45,117	405,554
Inmarsat PLC	32,731	378,880
Innovation Group PLC[a]	129,826	66,224
InterContinental Hotels Group PLC	18,979	554,034
Intermediate Capital Group PLC	30,005	231,148
International Personal Finance PLC	19,065	176,887
Interserve PLC	10,715	105,698
Intertek Group PLC	11,498	615,510
Intu Properties PLC	46,959	259,680
Invensys PLC	47,740	385,797
Investec PLC	42,980	301,480
IQE PLC[a]	59,919	24,066
ITE Group PLC	20,435	105,814
ITV PLC	275,007	843,447
J Sainsbury PLC	84,813	537,548
Jardine Lloyd Thompson Group PLC	9,257	148,872
JD Wetherspoon PLC	7,236	81,959
John Menzies PLC	4,094	53,869
John Wood Group PLC	26,005	339,251
Johnson Matthey PLC	14,726	710,711
Jupiter Fund Management PLC	21,916	140,383
Kcom Group PLC	51,317	82,941
Keller Group PLC	5,311	89,678
Kentz Corp. Ltd.	6,556	56,246
Kier Group PLC	6,341	184,291
Kingfisher PLC	170,612	1,034,748
Kofax PLC[a]	6,786	41,320
Ladbrokes PLC	65,936	202,438
Laird PLC	20,612	82,788
Lancashire Holdings Ltd.	12,154	158,556
Land Securities Group PLC	55,680	884,268
Legal & General Group PLC	427,245	1,484,710
Lloyds Banking Group PLC[a]	3,362,089	4,187,811
London Mining PLC[a]	10,029	20,987

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

London Stock Exchange Group PLC	12,968	$342,101
LondonMetric Property PLC	49,686	102,975
Lonmin PLC[a]	34,552	179,079
Lookers PLC	26,467	55,278
Majestic Wine PLC	7,669	67,026
Man Group PLC	129,574	185,275
Marks & Spencer Group PLC	115,948	937,931
Marston’s PLC	43,191	105,474
Mears Group PLC	10,535	72,441
Meggitt PLC	56,113	516,116
Melrose Industries PLC	91,603	471,237
Michael Page International PLC	21,665	168,675
Micro Focus International PLC	10,539	138,588
Millennium & Copthorne Hotels PLC	9,613	87,955
Mitchells & Butlers PLC[a]	14,652	94,395
Mitie Group PLC	28,038	141,759
Mondi PLC	26,662	477,184
Moneysupermarket.com Group PLC	34,244	84,395
Monitise PLC[a]	95,654	85,291
Morgan Crucible Co. PLC (The)	22,317	108,998
Morgan Sindall Group PLC	3,812	48,505
Mothercare PLC[a]	7,991	49,171
N Brown Group PLC	12,097	101,937
National Express Group PLC	33,528	140,914
National Grid PLC	265,068	3,340,860
Next PLC	11,391	996,478
Northgate PLC	10,768	78,368
Ocado Group PLC[a]	29,981	209,047
Old Mutual PLC	351,844	1,150,896
Ophir Energy PLC[a]	31,140	166,048
Oxford Instruments PLC	4,245	88,660
Pace PLC	20,521	100,424
Pan African Resources PLC[a]	191,324	46,107
Paragon Group of Companies PLC	23,288	126,835
Pearson PLC	59,238	1,241,041
Pendragon PLC	110,176	67,263
Pennon Group PLC	26,314	287,900
Persimmon PLC	22,154	450,247
Petra Diamonds Ltd.[a]	36,269	65,262
Petrofac Ltd.	18,763	441,016
Phoenix Group Holdings[b]	11,637	145,455
Playtech Ltd.	12,060	142,701
Premier Farnell PLC	29,960	108,734
Premier Foods PLC[a]	17,527	42,379
Premier Oil PLC	39,561	220,485
Primary Health Properties PLC	11,055	57,546
Provident Financial PLC	9,968	253,031
Prudential PLC	185,938	3,820,734
PZ Cussons PLC	19,228	121,621
QinetiQ Group PLC	48,663	154,722
Quindell Portfolio PLC[a]	203,502	51,494
Quintain Estates and Development PLC[a]	44,457	69,282
Randgold Resources Ltd.	6,522	486,191
Rathbone Brothers PLC	4,220	110,783
Reckitt Benckiser Group PLC	46,865	3,650,222
Redrow PLC	17,599	74,928
Reed Elsevier PLC	86,289	1,211,644
Regus PLC	49,004	161,475
Renishaw PLC	2,375	61,890
Rentokil Initial PLC	130,064	218,364
Resolution Ltd.	102,038	585,901
Restaurant Group PLC (The)	16,013	148,185
Rexam PLC	55,807	465,782

Security	Shares	Value

Rightmove PLC	7,463	$317,977
Rio Tinto PLC	93,217	4,729,501
Rockhopper Exploration PLC[a]	23,418	54,460
Rolls-Royce Holdings PLC	135,765	2,508,382
Rotork PLC	6,365	292,771
Royal Bank of Scotland Group PLC[a]	155,266	916,980
Royal Dutch Shell PLC Class A	277,673	9,263,470
Royal Dutch Shell PLC Class B	185,028	6,419,464
RPC Group PLC	12,735	104,346
RPS Group PLC	18,287	85,202
RSA Insurance Group PLC	259,134	534,561
SABMiller PLC	69,875	3,652,981
Sage Group PLC (The)	80,299	434,888
Salamander Energy PLC[a]	23,213	39,998
Savills PLC	9,071	94,728
Schroders PLC	7,516	311,420
SDL PLC	7,545	30,547
SEGRO PLC	54,224	284,696
Senior PLC	32,065	153,414
Serco Group PLC	36,346	325,252
Severn Trent PLC	17,175	512,409
Shaftesbury PLC	18,907	180,433
Shanks Group PLC	41,647	70,590
Shire PLC	40,170	1,775,418
SIG PLC	44,159	146,149
Smith & Nephew PLC	64,558	826,640
Smiths Group PLC	27,868	642,489
SOCO International PLC[a]	13,093	83,741
Spectris PLC	8,744	324,793
Speedy Hire PLC	51,332	53,606
Spirax-Sarco Engineering PLC	5,389	252,640
Spirent Communications PLC	47,536	84,696
Spirit Pub Co. PLC	53,390	62,617
Sports Direct International PLC[a]	16,869	189,712
SSE PLC	68,645	1,561,638
St James’s Place PLC	30,428	330,467
St. Modwen Properties PLC	14,572	82,478
Stagecoach Group PLC	29,046	164,262
Standard Chartered PLC	176,670	4,256,154
Standard Life PLC	170,975	966,904
SThree PLC	8,599	49,666
Stobart Group Ltd.[b]	21,905	49,973
SuperGroup PLC[a]	2,494	46,960
Synergy Health PLC	5,815	96,881
Synthomer PLC	20,502	80,205
TalkTalk Telecom Group PLC	36,421	156,115
Tate & Lyle PLC	33,049	420,259
Taylor Wimpey PLC	236,431	418,595
Telecity Group PLC	15,651	191,730
Telecom plus PLC	4,634	114,876
Tesco PLC	587,555	3,437,926
Thomas Cook Group PLC[a]	104,818	242,665
Travis Perkins PLC	17,760	529,577
TT electronics PLC	17,226	55,074
TUI Travel PLC	31,857	197,049
Tullett Prebon PLC	17,026	86,986
Tullow Oil PLC	65,454	991,119
UBM PLC	19,109	209,838
UDG Healthcare PLC	19,248	96,482
Ultra Electronics Holdings PLC	5,154	160,143
Unilever PLC	93,276	3,783,898
UNITE Group PLC	14,483	92,143
United Utilities Group PLC	48,242	546,027

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Vectura Group PLC[a]	28,114	$49,685
Vedanta Resources PLC	7,008	119,684
Vesuvius PLC	21,065	164,274
Victrex PLC	6,273	166,290
Vodafone Group PLC	3,544,613	12,784,780
W.S. Atkins PLC	7,944	157,493
Weir Group PLC (The)	15,458	560,026
WH Smith PLC	9,178	132,856
Whitbread PLC	12,654	697,927
William Hill PLC	61,827	398,219
Wm Morrison Supermarkets PLC	152,722	690,943
Wolseley PLC	19,753	1,066,620
Workspace Group PLC	9,358	73,579
WPP PLC	96,023	2,044,086
Xchanging PLC	28,132	57,400
Xcite Energy Ltd.[a,b]	24,014	43,404
XP Power Ltd.	1,641	41,392

		234,291,153

TOTAL COMMON STOCKS (Cost: $952,464,434)		1,069,994,694

PREFERRED STOCKS — 0.57%

GERMANY — 0.56%
Bayerische Motoren Werke AG	3,628	303,729
Biotest AG	537	41,978
Draegerwerk AG & Co. KGaA	390	45,863
Fuchs Petrolub SE	2,575	208,642
Henkel AG & Co. KGaA	12,922	1,400,126
Jungheinrich AG	1,254	78,421
Porsche Automobil Holding SE	11,163	1,046,998
RWE AG NVS	2,371	81,068
Sartorius AG	658	69,507
Sixt SE	922	22,086
Sto AG	166	30,974
Volkswagen AG	10,542	2,682,920

		6,012,312
ITALY — 0.01%
Unipol Gruppo Finanziario SpA[b]	21,191	95,359

		95,359
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC[a]	11,367,566	18,263

		18,263

TOTAL PREFERRED STOCKS (Cost: $5,171,829)		6,125,934

RIGHTS — 0.01%

HONG KONG — 0.00%
New Hotel[a]	3,363	—

		—

Security	Shares	Value

ITALY — 0.00%
Hera SPA[a]	40,158	$726

		726
SINGAPORE — 0.00%
CapitaRetail China Trust[a]	2,220	170

		170
SPAIN—0.01%
Banco Santander SAa	766,533	163,610

		163,610

TOTAL RIGHTS (Cost: $158,228)		164,506

SHORT-TERM INVESTMENTS — 1.08%

MONEY MARKET FUNDS — 1.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[f,g,h]	8,039,917	8,039,917
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[f,g,h]	467,256	467,256
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	3,126,266	3,126,266

		11,633,439

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,633,439)		11,633,439

TOTAL INVESTMENTS IN SECURITIES — 100.56% (Cost: $969,427,930)		1,087,918,573
Other Assets, Less Liabilities — (0.56)%		(6,071,747)

NET ASSETS — 100.00%		$1,081,846,826

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2013

Financial futures contracts purchased as of October 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
56	MSCI EAFE E-Mini (Dec.2013)	NYSE LIFFE	$5,250,840	$169,575

See accompanying notes to schedules of investments.

25

Consolidated Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 96.90%

AUSTRALIA — 5.69%
Abacus Property Group	4,130	$9,112
Acrux Ltd.	1,874	4,756
Adelaide Brighton Ltd.	3,426	12,490
AGL Energy Ltd.	7,715	114,261
ALS Ltd.	3,928	37,308
Alumina Ltd.[a]	43,659	42,583
Amcor Ltd.	16,178	166,066
AMP Ltd.	41,922	188,169
Ansell Ltd.	2,720	50,200
APA Group	10,514	60,335
Aquila Resources Ltd.[a]	1,654	3,540
ARB Corp. Ltd.	871	9,609
Ardent Leisure Group	5,905	11,100
Aristocrat Leisure Ltd.	9,025	43,158
Arrium Ltd.	18,021	23,635
Asciano Ltd.	16,350	90,109
ASX Ltd.	3,379	117,399
Atlas Iron Ltd.	19,465	19,078
Aurizon Holdings Ltd.	30,726	139,370
Aurora Oil and Gas Ltd.[a]	7,379	22,710
Australand Property Group	1,707	6,029
Australia and New Zealand Banking Group Ltd.	36,328	1,164,123
Automotive Holdings Group	1,925	6,617
AWE Ltd.[a]	9,162	10,845
Bank of Queensland Ltd.	5,960	68,177
Beach Energy Ltd.	32,610	44,158
Beadell Resources Ltd.[a]	13,530	11,915
Bendigo and Adelaide Bank Ltd.	4,571	47,181
BHP Billiton Ltd.	43,367	1,546,560
Billabong International Ltd.[a]	10,471	3,917
BlueScope Steel Ltd.[a]	6,664	31,489
Boart Longyear Ltd.	29,266	11,917
Boral Ltd.	14,377	67,255
Bradken Ltd.	1,459	8,621
Brambles Ltd.	21,179	186,516
Buru Energy Ltd.[a,b]	6,008	9,473
BWP Trust	5,303	11,550
Cabcharge Australia Ltd.	2,508	9,571
Caltex Australia Ltd.	1,353	23,741
Cardno Ltd.	1,179	7,904
carsales.com Ltd.	4,608	45,817
CFS Retail Property Trust Group	29,151	57,141
Challenger Ltd.	10,001	56,823
Charter Hall Group	2,172	7,960
Charter Hall Retail REIT	2,763	10,570
Coca-Cola Amatil Ltd.	8,464	103,393
Cochlear Ltd.	563	31,402
Commonwealth Bank of Australia	22,218	1,600,673
Commonwealth Property Office Fund	41,472	46,930
Computershare Ltd.	7,865	79,989
Crown Ltd.	6,823	108,998
CSL Ltd.	6,856	451,214
CSR Ltd.	5,424	12,841
Cudeco Ltd.[a,b]	4,476	8,519
David Jones Ltd.	3,871	9,971
Decmil Group Ltd.	2,011	4,818

Security	Shares	Value

Dexus Property Group	78,804	$80,966
Downer EDI Ltd.	10,066	46,993
Drillsearch Energy Ltd.[a]	18,219	22,342
DUET Group	22,563	45,937
DuluxGroup Ltd.	3,352	16,347
Echo Entertainment Group Ltd.	10,009	25,117
Emeco Holdings Ltd.	36,962	12,075
Envestra Ltd.	7,228	7,700
Evolution Mining Ltd.	9,901	7,876
Fairfax Media Ltd.	21,152	12,118
Federation Centres	23,101	54,251
Fleetwood Corp. Ltd.	2,510	8,010
FlexiGroup Ltd.	1,608	7,157
Flight Centre Ltd.	919	45,174
Fortescue Metals Group Ltd.	19,370	95,564
G.U.D Holdings Ltd.	2,325	13,056
Goodman Fielder Ltd.	15,755	11,339
Goodman Group	25,072	120,134
GPT Group	27,162	94,911
GrainCorp Ltd. Class A	3,461	40,443
GWA Group Ltd.	4,607	13,524
Harvey Norman Holdings Ltd.	3,861	11,919
iiNET Ltd.	1,820	11,202
Iluka Resources Ltd.	6,811	66,432
Incitec Pivot Ltd.	15,005	37,796
Independence Group NL	1,919	7,196
Insurance Australia Group Ltd.	26,271	153,742
Investa Office Fund	18,324	53,964
Invocare Ltd.	1,069	11,095
IOOF Holdings Ltd.	5,850	49,801
Iress Ltd.	1,124	10,516
James Hardie Industries SE	7,568	78,330
JB Hi-Fi Ltd.	1,817	37,509
Karoon Gas Australia Ltd.[a]	4,009	16,818
Kingsgate Consolidated Ltd.[b]	4,922	6,688
Leighton Holdings Ltd.	2,761	46,826
Lend Lease Group	8,263	89,201
Lynas Corp. Ltd.[a,b]	39,870	13,025
M2 Telecommunications Group Ltd.	1,818	10,915
Macquarie Atlas Roads Group	5,321	13,353
Macquarie Group Ltd.	4,008	193,374
McMillan Shakespeare Ltd.	1,001	12,247
Mermaid Marine Australia Ltd.	2,860	10,156
Mesoblast Ltd.[a]	1,414	8,837
Metcash Ltd.	17,814	56,511
Mineral Deposits Ltd.[a,b]	5,722	16,906
Mineral Resources Ltd.	1,028	11,029
Mirvac Group	41,761	68,809
Monadelphous Group Ltd.[b]	554	9,537
Mount Gibson Iron Ltd.	19,072	16,074
Myer Holdings Ltd.	4,728	11,193
National Australia Bank Ltd.	31,117	1,040,453
Navitas Ltd.	1,322	7,261
Newcrest Mining Ltd.	9,561	93,254
Northern Star Resources Ltd.	8,461	7,131
NRW Holdings Ltd.	8,677	11,503
Nufarm Ltd.	1,220	5,649
Orica Ltd.	5,458	108,899
Origin Energy Ltd.	15,580	215,843
OZ Minerals Ltd.	5,714	19,587
Pacific Brands Ltd.	11,205	7,480
Paladin Energy Ltd.[a]	13,952	5,549
PanAust Ltd.	15,515	29,678

26

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Perpetual Ltd.	328	$14,288
Perseus Mining Ltd.[a]	13,807	5,687
Platinum Asset Management Ltd.	1,668	9,746
Premier Investments Ltd.	1,103	8,314
Primary Health Care Ltd.	11,178	52,290
Qantas Airways Ltd.[a]	7,768	9,158
QBE Insurance Group Ltd.	16,526	231,610
Qube Logistics Holdings Ltd.	4,230	8,692
Ramsay Health Care Ltd.	1,361	50,005
Regis Resources Ltd.	3,675	12,145
Resolute Mining Ltd.	12,626	7,712
Rio Tinto Ltd.	5,860	355,089
SAI Global Ltd.	2,320	9,029
Sandfire Resources NLa	3,051	18,866
Santos Ltd.	12,959	186,159
Seek Ltd.	6,430	79,095
Senex Energy Ltd.[a]	7,402	5,818
Seven West Media Ltd.	5,269	12,573
Shopping Centres Australasia Property Group	25,860	39,059
Sigma Pharmaceuticals Ltd.	15,619	8,431
Silex Systems Ltd.[a]	2,724	6,191
Sims Metal Management Ltd.[a]	1,224	11,544
Skilled Group Ltd.	2,802	9,366
SMS Management & Technology Ltd.	2,209	9,643
Sonic Healthcare Ltd.	3,922	59,943
Southern Cross Media Group Ltd.	6,811	12,190
SP AusNet	10,423	12,338
Spark Infrastructure Group	28,662	46,005
Stockland Corp. Ltd.	30,514	115,870
Suncorp Group Ltd.	16,880	213,873
Super Retail Group Ltd.	2,923	37,035
Sydney Airport	1,661	6,590
Tabcorp Holdings Ltd.	16,304	55,581
Tatts Group Ltd.	13,001	38,657
Telstra Corp. Ltd.	55,662	273,033
Ten Network Holdings Ltd.[a]	32,129	8,519
Toll Holdings Ltd.	12,373	67,605
TPG Telecom Ltd.	1,871	8,256
Transfield Services Ltd.	6,312	7,979
Transpacific Industries Group Ltd.[a]	6,907	7,489
Transurban Group	20,361	136,894
Treasury Wine Estates Ltd.	11,116	49,474
UGL Ltd.	1,566	10,929
Wesfarmers Ltd.	13,530	550,542
Western Areas NL	6,278	16,646
Westfield Group	28,012	287,011
Westfield Retail Trust	44,023	128,815
Westpac Banking Corp.	41,154	1,336,308
Whitehaven Coal Ltd.[a]	4,869	7,469
Woodside Petroleum Ltd.	8,711	320,222
Woolworths Ltd.	16,656	550,457
WorleyParsons Ltd.	3,410	71,234
Wotif.com Holdings Ltd.	1,316	5,533

		16,156,935
AUSTRIA — 0.27%
AMAG Austria Metall AGc	120	3,477
Andritz AG	827	51,010
CA Immobilien Anlagen AG	601	9,167
conwert Immobilien Invest SE	565	7,044
Erste Group Bank AG	3,368	118,934
EVN AG	373	5,700

Security	Shares	Value

Flughafen Wien AG	80	$6,188
IMMOFINANZ AG	14,676	64,345
Lenzing AG	67	5,010
Mayr-Melnhof Karton AG	65	7,268
Oesterreichische Post AG	1,504	70,777
OMV AG	2,153	102,870
Raiffeisen International Bank Holding AG	324	11,924
RHI AG	210	7,755
S IMMO AG	4,775	32,198
Schoeller-Bleckmann Oilfield Equipment AG	70	8,089
Semperit AG Holding	110	5,406
Telekom Austria AG	5,716	47,146
Verbund AG	518	12,180
Vienna Insurance Group AG	954	50,614
Voestalpine AG	1,524	72,070
Wienerberger AG	3,355	58,428

		757,600
BELGIUM — 0.85%
Ackermans & van Haaren NV	756	82,007
Ageas	3,351	142,798
Anheuser-Busch InBev NV	10,717	1,116,043
Barco NV	220	16,692
Befimmo SA	171	12,282
Bekaert NV	1,018	42,772
Belgacom SA	2,476	67,878
Cofinimmo SA	108	13,062
Colruyt SA	707	39,595
Compagnie d’Entreprises CFE SA	316	25,016
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	1,414	90,475
Elia System Operator SA	203	9,300
EVS Broadcast Equipment SA	368	24,164
Galapagos NVa	501	9,719
GIMV NV	1,311	66,480
Groupe Bruxelles Lambert SA	857	76,628
KBC Groep NV	3,058	166,917
Kinepolis Group NV	72	10,506
Mobistar SA	420	7,314
Nyrstar NV	1,221	5,030
SA D’Ieteren NV	130	6,141
Solvay SA	776	121,638
Telenet Group Holding NV	327	17,982
Tessenderlo Chemie NV	311	7,796
ThromboGenics NVa,b	1,123	31,053
UCB SA	1,701	111,972
Umicore SA	1,873	89,466
Warehouses De Pauw SCA	164	12,194

		2,422,920
BRAZIL — 1.37%
Abril Educacao SA Units	100	1,435
Aliansce Shopping Centers SA	3,700	36,062
ALL - America Latina Logistica SA	11,600	41,843
Anhanguera Educacional Participacoes SA	6,400	38,572
Arezzo Industria e Comercio SA	700	10,547
Arteris SA	152	1,360
Autometal SA	200	1,583
B2W Companhia Global do Varejo[a]	400	3,013
Banco Bradesco SA	17,190	277,641
Banco do Brasil SA	8,900	119,088
Banco Santander (Brasil) SA Units	18,500	127,724

27

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

BM&F Bovespa SA	25,600	$145,424
BR Malls Participacoes SA	5,800	56,608
BR Properties SA	5,500	47,001
Brasil Brokers Participacoes SA	5,100	13,373
Brasil Insurance Participacoes e Administracao SA	300	2,753
BRF - Brasil Foods SA	9,200	217,654
Brookfield Incorporacoes SAa	32,000	20,294
CCR SA	11,900	99,713
Centrais Eletricas Brasileiras SA	5,000	15,967
CETIP SA - Mercados Organizados	2,600	29,048
Cielo SA	5,000	152,922
Companhia de Bebidas das Americas	1,900	71,314
Companhia de Saneamento Basico do Estado de Sao Paulo	5,200	55,523
Companhia de Saneamento de Minas Gerais SA	1,800	29,291
Companhia Hering SA	1,600	23,424
Companhia Siderurgica Nacional SA	12,700	69,631
Cosan SA Industria e Comercio	1,400	28,285
CPFL Energia SA	2,600	22,382
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,500	41,435
Diagnosticos da America SA	1,000	5,172
Duratex SA	5,690	35,752
EcoRodovias Infraestrutura e Logistica SA	3,500	23,928
EDP Energias do Brasil SA	5,900	33,967
Embraer SA	9,200	67,655
Eneva SAa	728	1,473
Equatorial Energia SA	2,728	28,466
Estacio Participacoes SA	2,600	20,231
Eternit SA	1,000	4,273
Even Construtora e Incorporadora SA	800	3,005
EZ TEC Empreendimentos e Participacoes SA	200	2,964
Fibria Celulose SAa	4,100	53,570
Fleury SA	300	2,341
Gafisa SAa	8,000	10,903
Helbor Empreendimentos SA	650	2,611
HRT Participacoes em Petroleo SAa	25,100	7,451
Hypermarcas SA	5,200	45,724
Iochpe-Maxion SA	800	9,855
JBS SA	7,600	27,517
JHSF Participacoes SA	500	1,255
Julio Simoes Logistica SA	400	2,753
Kroton Educacional SA	3,200	47,640
Light SA	200	1,776
LLX Logistica SAa	32,000	16,983
Localiza Rent A Car SA	1,825	29,960
Lojas Renner SA	2,400	72,863
LPS Brasil - Consultoria de Imoveis SA	400	2,823
M Dias Branco SA	300	14,177
Marfrig Alimentos SAa	2,600	5,321
Mills Estruturas e Servicos de Engenharia SA	2,400	33,571
MMX Mineracao e Metalicos SAa	40,914	15,642
MRV Engenharia e Participacoes SA	6,200	26,966
Multiplan Empreendimentos Imobiliarios SA	900	21,288
Multiplus SA	200	2,496
Natura Cosmeticos SA	2,800	56,419
Odontoprev SA	8,200	34,152
PDG Realty SA Empreendimentos e Participacoes[a]	21,600	19,722
Petroleo Brasileiro SA	41,100	361,209
Porto Seguro SA	1,300	16,459
Qualicorp SAa	2,700	25,478
Raia Drogasil SA	2,400	17,681
Restoque Comercio e Confeccoes de Roupas SA	2,600	7,788
Rossi Residencial SAa	10,857	13,478
Santos Brasil Participacoes SA Units	200	1,954

Security	Shares	Value

Sao Martinho SA	200	$2,843
SLC Agricola SA	300	2,820
Sonae Sierra Brasil SA	200	2,024
Souza Cruz SA	5,300	57,759
Sul America SA Units	4,195	30,943
Tecnisa SAa	600	2,510
Tegma Gestao Logistica SA	200	2,002
TIM Participacoes SA	11,300	58,041
Totvs SA	1,400	23,915
Tractebel Energia SA	2,500	42,841
Ultrapar Participacoes SA	4,700	126,201
Vale SA	27,000	434,142
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,500	38,860
WEG SA	3,200	41,883

		3,904,406
CANADA — 7.26%
Advantage Oil & Gas Ltd.[a]	1,408	5,725
Aecon Group Inc.	524	7,261
AG Growth International Inc.	119	4,336
AGF Management Ltd. Class B	669	8,834
Agnico-Eagle Mines Ltd.	2,079	61,721
Agrium Inc.	2,273	193,985
Aimia Inc.	3,715	65,654
Alacer Gold Corp.	1,469	4,071
Alamos Gold Inc.	2,074	33,034
Alaris Royalty Corp.	502	17,127
Algonquin Power & Utilities Corp.	1,008	6,505
Alimentation Couche-Tard Inc. Class B	1,815	122,909
Allied Properties Real Estate Investment Trust	167	5,373
AltaGas Ltd.	1,354	50,117
ARC Resources Ltd.	4,308	114,346
Argonaut Gold Inc.[a]	1,720	9,566
Artis Real Estate Investment Trust	278	3,844
ATCO Ltd. Class I NVS	1,214	56,332
Athabasca Oil Corp.[a]	4,514	28,135
ATS Automation Tooling Systems Inc.[a]	3,016	41,704
AuRico Gold Inc.	1,802	7,482
B2Gold Corp.[a,b]	7,419	18,355
Bank of Montreal	8,578	597,338
Bank of Nova Scotia	15,753	957,552
Bankers Petroleum Ltd.[a]	1,821	6,985
Barrick Gold Corp.	13,260	257,863
Baytex Energy Corp.	2,111	88,096
BCE Inc.	3,175	138,131
Bell Aliant Inc.	412	10,434
Bellatrix Exploration Ltd.[a,b]	1,125	8,425
Birchcliff Energy Ltd.[a,b]	717	5,122
Bird Construction Inc.	1,059	13,293
Black Diamond Group Ltd.	324	8,485
Blackberry Ltd.[a,b]	5,553	43,823
BlackPearl Resources Inc.[a]	2,824	5,253
Boardwalk Real Estate Investment Trust	120	6,825
Bombardier Inc. Class B	22,124	100,559
Bonavista Energy Corp.	2,760	31,838
Bonterra Energy Corp.	1,016	57,091
Brookfield Asset Management Inc. Class A	7,667	303,489
Brookfield Office Properties Inc.	3,371	62,969
CAE Inc.	1,476	16,913
Calfrac Well Services Ltd.	280	8,726
Calloway Real Estate Investment Trust	927	22,312

28

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Cameco Corp.	5,957	$113,045
Canadian Apartment Properties Real Estate Investment Trust	230	4,748
Canadian Energy Services & Technology Corp.	570	10,259
Canadian Imperial Bank of Commerce	5,320	452,495
Canadian National Railway Co.	5,850	642,583
Canadian Natural Resources Ltd.	14,775	468,816
Canadian Oil Sands Ltd.	7,707	150,171
Canadian Pacific Railway Ltd.	2,467	352,574
Canadian Real Estate Investment Trust	667	27,164
Canadian Tire Corp. Ltd. Class A NVS	1,369	127,048
Canadian Utilities Ltd. Class A	1,577	57,932
Canadian Western Bank	3,214	103,060
Canexus Corp.	906	6,307
Canfor Corp.[a]	2,127	44,076
Canyon Services Group Inc.	472	5,173
Capital Power Corp.	471	9,756
Capstone Mining Corp.[a]	2,117	5,623
Catamaran Corp.[a]	3,055	143,310
Celestica Inc.[a]	4,076	44,753
Cenovus Energy Inc.	10,811	321,163
Centerra Gold Inc.	808	3,231
CGI Group Inc. Class Aa	3,016	101,165
Chartwell Retirement Residences	424	4,358
China Gold International Resources Corp. Ltd.[a]	1,080	2,900
CI Financial Corp.	1,761	58,562
Cineplex Inc.	1,912	77,004
Cogeco Cable Inc.	157	7,422
Colossus Minerals Inc.[a,b]	4,576	2,238
Cominar Real Estate Investment Trust	216	3,933
Constellation Software Inc.	266	48,448
Continental Gold Ltd.[a]	3,515	13,314
Corus Entertainment Inc. Class B	578	13,468
Cott Corp.	1,153	9,442
Crescent Point Energy Corp.	5,627	218,476
Crew Energy Inc.[a]	753	4,376
Davis & Henderson Corp.	2,654	68,332
Denison Mines Corp.[a]	3,261	3,596
Detour Gold Corp.[a]	1,126	9,199
Dollarama Inc.	900	77,344
Dominion Diamond Corp.[a]	2,800	37,804
Dorel Industries Inc. Class B	216	8,024
Dream Unlimited Corp. Class Aa	199	2,649
Dundee Corp. Class Aa	354	6,786
Dundee Precious Metals Inc.[a]	706	3,013
Dundee Real Estate Investment Trust	209	5,794
Eldorado Gold Corp.	11,575	78,029
Empire Co. Ltd. Class A	407	29,965
Enbridge Inc.	10,630	460,734
Enbridge Income Fund Holdings Inc.	366	8,195
Encana Corp.	10,979	196,661
Endeavour Mining Corp.[a]	5,202	3,093
Endeavour Silver Corp.[a]	4,177	17,343
EnerCare Inc.	770	7,361
Enerflex Ltd.	666	9,433
Enerplus Corp.	3,027	52,218
Ensign Energy Services Inc.	1,821	31,117
Extendicare Inc.	1,178	7,557
Finning International Inc.	1,876	43,246
First Capital Realty Inc.	1,430	24,847
First Majestic Silver Corp.[a]	2,254	25,504
First Quantum Minerals Ltd.	7,520	142,634
FirstService Corp.	275	11,429
Fortis Inc.	3,257	101,284

Security	Shares	Value

Fortuna Silver Mines Inc.[a]	2,461	$9,746
Franco-Nevada Corp.	2,276	102,380
Freehold Royalties Ltd.	374	8,510
Gabriel Resources Ltd.[a]	2,153	1,837
Genivar Inc.	325	9,299
Genworth MI Canada Inc.	267	8,400
George Weston Ltd.	965	78,599
Gibson Energy Inc.	1,520	37,328
Gildan Activewear Inc.	1,666	80,293
Goldcorp Inc.	12,104	308,273
Golden Star Resources Ltd.[a]	7,468	3,724
Great-West Lifeco Inc.	3,921	121,256
H&R Real Estate Investment Trust	1,358	28,128
Home Capital Group Inc.	812	64,432
HudBay Minerals Inc.	1,079	8,795
Husky Energy Inc.	5,053	143,617
IGM Financial Inc.	1,425	68,650
Imperial Metals Corp.[a]	362	4,579
Imperial Oil Ltd.	3,960	172,890
Industrial Alliance Insurance and Financial Services Inc.	1,613	72,325
Innergex Renewable Energy Inc.	803	7,038
Intact Financial Corp.	1,604	100,022
Ithaca Energy Inc.[a]	3,160	7,394
Jean Coutu Group PJC Inc. (The) Class A	1,514	26,756
Just Energy Group Inc.	957	6,791
Keyera Corp.	811	47,983
Killam Properties Inc.	728	7,686
Kinross Gold Corp.	13,169	66,928
Labrador Iron Ore Royalty Corp.	950	28,832
Laurentian Bank of Canada	252	11,249
Legacy Oil & Gas Inc. Class Aa	918	6,215
Lightstream Resources Ltd.	1,200	7,710
Linamar Corp.	1,577	53,018
Loblaw Companies Ltd.[b]	1,579	72,208
Lundin Mining Corp.[a]	12,730	57,373
MacDonald Dettwiler & Associates Ltd.	574	43,785
MAG Silver Corp.[a]	919	5,023
Magna International Inc. Class A	3,264	276,400
Major Drilling Group International Inc.	615	4,848
Manitoba Telecom Services Inc.	514	14,525
Manulife Financial Corp.	25,408	450,003
Maple Leaf Foods Inc.	706	10,392
Medical Facilities Corp.	1,601	25,607
MEG Energy Corp.[a]	1,667	53,342
Methanex Corp.	1,607	93,182
Metro Inc. Class A	1,163	72,745
Morguard Real Estate Investment Trust	367	5,983
Morneau Shepell Inc.	1,122	15,385
Mullen Group Ltd.	1,326	35,526
National Bank of Canada	2,201	190,964
Nevsun Resources Ltd.	1,372	4,999
New Gold Inc.[a]	4,807	28,210
Newalta Corp.	704	10,970
Niko Resources Ltd.[a,b]	818	2,628
Norbord Inc.	251	7,124
North West Co. Inc. (The)	1,127	28,022
Northern Property Real Estate Investment Trust	203	5,450
Northland Power Inc.	552	8,744
Novagold Resources Inc.[a]	1,477	3,187
OceanaGold Corp.[a,b]	5,675	9,469
Onex Corp.	1,613	85,209
Open Text Corp.	723	53,120
Osisko Mining Corp.[a]	9,306	45,421

29

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Pacific Rubiales Energy Corp.	4,359	$90,160
Paladin Labs Inc.[a]	129	7,886
Pan American Silver Corp.	1,014	10,773
Paramount Resources Ltd. Class Aa	967	33,502
Parex Resources Inc.[a]	1,013	5,857
Parkland Fuel Corp.	560	10,262
Pason Systems Inc.	510	10,598
Pembina Pipeline Corp.	4,375	143,519
Pengrowth Energy Corp.	7,326	47,067
Penn West Petroleum Ltd.	6,964	77,730
Petrominerales Ltd.	1,022	11,750
Peyto Exploration & Development Corp.	1,823	54,925
Poseidon Concepts Corp.	293	1
Potash Corp. of Saskatchewan Inc.	11,756	365,244
Power Corp. of Canada	5,952	175,332
Power Financial Corp.	3,518	115,743
Precision Drilling Corp.	4,174	44,147
Premier Gold Mines Ltd.[a]	6,905	15,295
Pretium Resources Inc.[a]	1,115	3,646
Progressive Waste Solutions Ltd.	2,662	71,499
Quebecor Inc. Class B	659	16,291
Reitmans Canada Ltd. Class A	774	5,084
RioCan Real Estate Investment Trust	1,570	38,315
Ritchie Bros. Auctioneers Inc.	652	12,886
Rogers Communications Inc. Class B	5,111	231,915
Romarco Minerals Inc.[a]	11,200	4,027
RONA Inc.	1,103	12,925
Royal Bank of Canada	19,982	1,341,650
Rubicon Minerals Corp.[a]	6,006	8,293
Russel Metals Inc.	412	11,378
Sabina Gold & Silver Corp.[a]	1,153	940
Saputo Inc.	1,561	77,223
Savanna Energy Services Corp.	807	6,067
Seabridge Gold Inc.[a]	314	2,993
Secure Energy Services Inc.	753	10,679
SEMAFO Inc.	1,828	4,961
Shaw Communications Inc. Class B	5,407	129,310
ShawCor Ltd.	1,300	54,638
Sherritt International Corp.	1,103	3,776
Shoppers Drug Mart Corp.	2,867	167,481
Silver Standard Resources Inc.[a]	580	3,265
Silver Wheaton Corp.	4,259	96,627
Silvercorp Metals Inc.	1,170	3,646
SNC-Lavalin Group Inc.	2,556	107,377
Stantec Inc.	1,318	78,308
Sun Life Financial Inc.	8,308	279,788
Suncor Energy Inc.	20,901	759,399
Superior Plus Corp.	801	8,541
Surge Energy Inc.	700	4,672
Tahoe Resources Inc.[a]	2,053	39,412
Talisman Energy Inc.	15,406	192,049
Tanzanian Royalty Exploration Corp.[a,b]	1,826	4,290
Taseko Mines Ltd.[a]	1,730	4,247
Teck Resources Ltd. Class B	7,653	204,745
TELUS Corp. NVS	1,590	55,528
Thompson Creek Metals Co. Inc.[a,b]	1,856	5,980
Thomson Reuters Corp.	5,020	188,602
Tim Hortons Inc.	2,253	134,465
TMX Group Ltd.	125	5,700
Torex Gold Resources Inc.[a]	5,675	6,312
Toromont Industries Ltd.	529	11,718
Toronto-Dominion Bank (The)	12,786	1,172,607
Total Energy Services Inc.	767	13,577

Security	Shares	Value

Tourmaline Oil Corp.[a]	2,458	$95,294
TransAlta Corp.	4,180	56,236
TransCanada Corp.	9,669	435,678
Transcontinental Inc. Class A	670	10,697
TransForce Inc.	518	11,469
TransGlobe Energy Corp.[a]	553	5,006
Trican Well Service Ltd.	4,018	56,445
Trilogy Energy Corp.	1,426	41,829
Trinidad Drilling Ltd.	922	8,930
Turquoise Hill Resources Ltd.[a]	2,569	12,391
Twin Butte Energy Ltd.	1,627	3,464
Valeant Pharmaceuticals International Inc.[a]	4,302	454,394
Valener Inc.	1,803	26,815
Veresen Inc.	1,275	15,772
Vermilion Energy Inc.	1,659	91,171
Wajax Corp.	374	13,366
West Fraser Timber Co. Ltd.	671	61,492
Westport Innovations Inc.[a,b]	1,467	34,352
Whitecap Resources Inc.	4,052	47,053
Wi-Lan Inc.	2,927	9,206
Yamana Gold Inc.	11,875	117,742

		20,605,474
CHILE — 0.11%
Banco de Chile SP ADR	25	2,296
Banco Santander (Chile) SA SP ADR	157	3,856
Cencosud SA	5,768	23,537
Empresa Nacional de Electricidad SA SP ADR	1,505	67,875
Empresas Copec SA	2,908	42,590
Empresas Iansa SA	772,103	32,784
Enersis SA	85,179	28,533
LATAM Airlines Group SA	1,415	23,466
Multiexport Foods SAa	122,469	24,396
S.A.C.I. Falabella SA	5,864	58,386
Sociedad Quimica y Minera de Chile SA Series B SP ADR	362	9,995

		317,714
CHINA — 3.97%
Agile Property Holdings Ltd.	22,000	26,531
Agricultural Bank of China Ltd. Class H	302,000	145,292
Air China Ltd. Class H	24,000	16,375
Ajisen (China) Holdings Ltd.	4,000	4,200
Aluminum Corp. of China Ltd. Class Ha,b	112,000	41,893
Anhui Conch Cement Co. Ltd. Class H	20,500	71,523
Anta Sports Products Ltd.	11,000	15,777
Anxin-China Holdings Ltd.	52,000	16,835
Asian Citrus Holdings Ltd.	16,000	6,047
AviChina Industry & Technology Co. Ltd. Class H	52,000	24,682
Bank of China Ltd. Class H	1,029,000	481,781
Bank of Communications Co. Ltd. Class H	124,000	90,684
BBMG Corp. Class H	4,500	3,227
Beijing Capital International Airport Co. Ltd. Class H	24,000	16,933
Beijing Enterprises Holdings Ltd.	6,500	53,363
Beijing Enterprises Water Group Ltd.	50,000	22,249
Belle International Holdings Ltd.	62,000	87,486
Brilliance China Automotive Holdings Ltd.	48,000	83,951
BYD Co. Ltd. Class Ha,b	9,000	44,576
China Agri-Industries Holdings Ltd.	60,100	28,217
China BlueChemical Ltd. Class H	40,000	25,693
China CITIC Bank Corp. Ltd. Class H	124,000	69,573
China Coal Energy Co. Class H	67,000	41,135

30

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

China Communications Construction Co. Ltd. Class H	76,000	$62,050
China Communications Services Corp. Ltd. Class H	32,000	19,605
China Construction Bank Corp. Class H	971,000	753,951
China COSCO Holdings Co. Ltd. Class Ha	63,000	29,903
China Everbright International Ltd.	44,000	43,869
China Everbright Ltd.	18,000	26,653
China High Speed Transmission Equipment Group Co. Ltd.[a]	11,000	5,902
China International Marine Containers (Group) Co. Ltd. Class H	2,600	4,863
China Life Insurance Co. Ltd. Class H	106,000	281,644
China Longyuan Power Group Corp. Ltd. Class H	41,000	47,118
China Lumena New Materials Corp.[b]	34,000	7,236
China Medical System Holdings Ltd.	28,000	25,172
China Mengniu Dairy Co. Ltd.	17,000	74,771
China Merchants Bank Co. Ltd. Class H	60,677	120,524
China Merchants Holdings (International) Co. Ltd.	16,000	56,752
China Metal Recycling Holdings Ltd.[a,b,d]	3,000	—
China Minsheng Banking Corp. Ltd. Class H	77,500	88,865
China Mobile Ltd.	81,500	855,676
China Modern Dairy Holdings Ltd.[a]	11,000	5,122
China National Building Material Co. Ltd. Class H	60,000	58,661
China Oil and Gas Group Ltd.	40,000	6,397
China Oilfield Services Ltd. Class H	24,000	67,174
China Overseas Grand Oceans Group Ltd.	8,000	9,534
China Overseas Land & Investment Ltd.	56,000	173,351
China Pacific Insurance (Group) Co. Ltd. Class H	41,400	149,515
China Petroleum & Chemical Corp. Class H	338,200	276,124
China Power International Development Ltd.[b]	57,000	22,350
China Precious Metal Resources Holdings Co. Ltd.[a]	102,000	16,445
China Railway Construction Corp. Ltd. Class H	29,000	31,794
China Railway Group Ltd. Class H	57,000	32,202
China Resources Cement Holdings Ltd.	30,000	20,082
China Resources Enterprise Ltd.	18,000	63,730
China Resources Gas Group Ltd.	16,000	41,377
China Resources Land Ltd.	30,000	86,869
China Resources Power Holdings Co. Ltd.	26,000	68,076
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	30,500	3,659
China Shanshui Cement Group Ltd.	8,000	2,848
China Shenhua Energy Co. Ltd. Class H	48,500	147,632
China Shineway Pharmaceutical Group Ltd.	2,000	3,096
China Shipping Container Lines Co. Ltd. Class Ha	94,000	23,279
China Southern Airlines Co. Ltd. Class H	34,000	12,542
China State Construction International Holdings Ltd.	30,000	50,535
China Taiping Insurance Holdings Co. Ltd.[a]	24,200	37,768
China Telecom Corp. Ltd. Class H	240,000	125,370
China Travel International Investment Hong Kong Ltd.	118,000	22,830
China Unicom (Hong Kong) Ltd.	60,000	94,724
China Vanke Co. Ltd. Class B	19,800	33,532
China Yurun Food Group Ltd.[a,b]	28,000	18,563
China ZhengTong Auto Services Holdings Ltd.[a]	4,500	3,134
Chongqing Rural Commercial Bank Co. Ltd. Class H	54,000	27,233
CITIC Pacific Ltd.[b]	29,000	41,295
CITIC Resources Holdings Ltd.[a]	20,000	2,812
CITIC Securities Co. Ltd. Class H	16,500	34,562
CNOOC Ltd.	227,000	466,118
COSCO Pacific Ltd.	32,000	46,640
Country Garden Holdings Co. Ltd.	56,000	38,282
CSR Corp Ltd. Class H	25,000	20,831
Dah Chong Hong Holdings Ltd.	33,000	28,007
Daphne International Holdings Ltd.[b]	4,000	2,084
Datang International Power Generation Co. Ltd. Class H	36,000	16,484
Digital China Holdings Ltd.	7,000	9,191
Dongfeng Motor Group Co. Ltd. Class H	44,000	62,200
Dongyue Group Ltd.	6,000	2,832

Security	Shares	Value

ENN Energy Holdings Ltd.[b]	10,000	$59,267
Evergrande Real Estate Group Ltd.[b]	72,000	30,367
Far East Horizon Ltd.	36,000	26,328
Fosun International Ltd.	29,500	28,347
Franshion Properties (China) Ltd.	118,000	40,941
GCL-Poly Energy Holdings Ltd.[a,b]	154,000	47,274
Geely Automobile Holdings Ltd.	60,000	30,259
Glorious Property Holdings Ltd.[a]	14,000	2,239
Golden Eagle Retail Group Ltd.[b]	21,000	31,528
GOME Electrical Appliances Holdings Ltd.	153,000	23,681
Great Wall Motor Co. Ltd. Class H	14,500	85,189
Greentown China Holdings Ltd.	15,000	29,137
Guangdong Investment Ltd.	44,000	37,853
Guangzhou Automobile Group Co. Ltd. Class H	38,000	45,092
Guangzhou R&F Properties Co. Ltd. Class H	20,400	35,785
Haitian International Holdings Ltd.	8,000	19,275
Harbin Electric Co. Ltd. Class H	4,000	2,513
Hengan International Group Co. Ltd.[b]	9,500	116,345
Hengdeli Holdings Ltd.	13,200	3,133
Hopson Development Holdings Ltd.[a,b]	4,000	4,917
Huabao International Holdings Ltd.	8,000	3,508
Huaneng Power International Inc. Class H	50,000	52,238
Hunan Nonferrous Metal Corp. Ltd. Class Ha	10,000	2,773
Industrial and Commercial Bank of China Ltd. Class H	1,033,000	723,482
Inner Mongolia Yitai Coal Co. Ltd. Class B	14,800	29,008
Intime Retail Group Co. Ltd.	29,500	35,120
Jiangsu Expressway Co. Ltd. Class H	16,000	20,142
Jiangxi Copper Co. Ltd. Class H	30,000	57,655
Ju Teng International Holdings Ltd.	10,000	7,275
Kingboard Chemical Holdings Co. Ltd.	14,500	38,153
Kingboard Laminates Holdings Ltd.[b]	12,500	5,143
Kingdee International Software Group Co. Ltd.[a]	22,000	7,094
Kingsoft Corp. Ltd.	7,000	17,389
Kunlun Energy Co. Ltd.	52,000	85,045
KWG Property Holdings Ltd.	28,500	18,453
Lee & Man Paper Manufacturing Ltd.	39,000	27,968
Lenovo Group Ltd.[b]	90,000	96,349
Longfor Properties Co. Ltd.[b]	26,000	42,388
Lonking Holdings Ltd.[a]	59,000	12,024
Minth Group Ltd.	10,000	20,947
MMG Ltd.[a]	36,000	8,033
Nine Dragons Paper (Holdings) Ltd.	41,000	33,845
North Mining Shares Co. Ltd.[a]	40,000	1,780
Parkson Retail Group Ltd.[b]	50,000	17,155
PetroChina Co. Ltd. Class H	326,000	373,386
Phoenix Satellite Television Holdings Ltd.	8,000	2,817
PICC Property and Casualty Co. Ltd. Class H	48,000	73,550
Ping An Insurance (Group) Co. of China Ltd. Class H	26,000	204,732
Poly Property Group Co. Ltd.	23,000	14,091
Renhe Commercial Holdings Co. Ltd.[a]	108,000	6,060
REXLot Holdings Ltd.	100,000	8,771
Sany Heavy Equipment International Holdings Co. Ltd.	5,000	1,445
Semiconductor Manufacturing International Corp.[a,b]	440,000	32,916
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	20,000	18,780
Shanghai Electric Group Co. Ltd. Class H	68,000	24,032
Shanghai Industrial Holdings Ltd.	11,000	36,392
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,500	25,764
Shenzhen International Holdings Ltd.	230,000	28,182
Shenzhen Investment Ltd.	70,000	27,989
Shenzhou International Group Holdings Ltd.	11,000	37,882
Shimao Property Holdings Ltd.	15,000	37,766
Shougang Fushan Resources Group Ltd.[b]	84,000	28,278
Shui On Land Ltd.	97,500	33,954

31

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Sihuan Pharmaceutical Holdings Group Ltd.	52,000	$38,767
Sino Biopharmaceutical Ltd.	52,000	36,688
Sino-Ocean Land Holdings Ltd.	75,000	47,594
Sinofert Holdings Ltd.	14,000	2,275
Sinopec Kantons Holdings Ltd.	26,000	23,709
Sinopec Shanghai Petrochemical Co. Ltd. Class H	15,000	3,966
Sinopharm Group Co. Ltd. Class H	11,200	30,336
Skyworth Digital Holdings Ltd.[b]	36,000	17,459
SOHO China Ltd.[b]	31,000	27,149
Sun Art Retail Group Ltd.[b]	33,500	54,875
Sunac China Holdings Ltd.	19,000	13,184
Tencent Holdings Ltd.	14,000	764,190
Tianneng Power International Ltd.	10,000	3,779
Tingyi (Cayman Islands) Holding Corp.	28,000	79,091
Tong Ren Tang Technologies Co. Ltd. Class H	8,000	24,249
Towngas China Co. Ltd.	14,000	13,796
Travelsky Technology Ltd. Class H	28,000	23,944
Tsingtao Brewery Co. Ltd. Class H	6,000	49,142
Uni-President China Holdings Ltd.[b]	12,000	11,995
Vinda International Holdings Ltd.	12,000	17,026
Want Want China Holdings Ltd.	90,000	138,371
Weichai Power Co. Ltd. Class H	7,000	28,034
West China Cement Ltd.	30,000	4,489
Wumart Stores Inc. Class H	10,000	16,690
Yingde Gases Group Co. Ltd.[b]	32,500	33,368
Yuexiu Property Co. Ltd.	114,000	31,760
Yuexiu Real Estate Investment Trust	76,000	38,230
Zhaojin Mining Industry Co. Ltd. Class H	11,000	8,910
Zhejiang Expressway Co. Ltd. Class H	18,000	16,577
Zhongsheng Group Holdings Ltd.[b]	15,000	24,029
Zhuzhou CSR Times Electric Co. Ltd. Class H	7,000	25,100
Zijin Mining Group Co. Ltd. Class Hb	224,000	51,716
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	38,600	35,598
ZTE Corp. Class Ha	12,600	27,465

		11,272,238
COLOMBIA — 0.20%
Almacenes Exito SA	3,357	56,305
Bancolombia SA	808	11,158
Cementos Argos SA	10,461	55,294
Cemex Latam Holdings SAa	1,870	14,327
Corporacion Financiera Colombiana SA	2,798	58,299
Ecopetrol SA	63,525	151,250
Grupo Argos SA	4,125	47,885
Grupo de Inversiones Suramericana SA	3,892	77,223
Interconexion Electrica SA ESP	7,669	37,980
Isagen SA ESP	30,949	49,453

		559,174
CZECH REPUBLIC — 0.06%
CEZ AS	2,572	74,199
Komercni Banka AS	171	42,549
Telefonica O2 Czech Republic AS	2,716	44,405

		161,153
DENMARK — 0.94%
A.P. Moeller-Maersk A/S Class A	9	81,433
A.P. Moeller-Maersk A/S Class B	24	232,509
ALK-Abello A/S	120	11,418
Bang & Olufsen A/S Class Ba	902	8,714

Security	Shares	Value

Carlsberg A/S Class B	1,474	$147,366
Christian Hansen Holding A/S	1,756	65,135
Coloplast A/S Class B	1,356	88,534
D/S Norden A/S	353	15,558
Danske Bank A/Sa	9,321	217,978
DSV A/S	3,462	101,407
FLSmidth & Co. A/S	1,113	55,688
Genmab A/Sa	571	24,823
GN Store Nord A/S	3,102	70,846
Jyske Bank A/S Registered[a,b]	1,411	79,754
NKT Holding A/S	229	11,128
Novo Nordisk A/S Class B	5,462	909,960
Novozymes A/S Class B	3,351	131,444
Pandora A/S	827	39,479
Rockwool International A/S Class B	63	9,950
Royal Unibrew A/S	110	14,135
SimCorp AS	430	14,108
Solar Holdings A/S Class B	265	15,119
Sydbank A/Sa	657	19,436
TDC A/S	12,973	117,286
Topdanmark A/Sa	1,354	36,921
TrygVesta A/S	307	28,091
United International Enterprises Ltd.	117	22,414
Vestas Wind Systems A/Sa	2,875	77,296
William Demant Holding A/Sa	174	17,237

		2,665,167
EGYPT — 0.02%
Commercial International Bank (Egypt) SAE	2,534	15,689
EFG-Hermes Holding Co. SAE[a]	8,842	10,333
Egyptian Kuwaiti Holding Co. SAE	14,033	13,051
Global Telecom Holding SAE[a]	11,819	8,116
National Societe Generale Bank SAE	508	2,005
Talaat Moustafa Group Holding Co. SAE[a]	5,270	4,231
Telecom Egypt Co. SAE	6,211	12,218

		65,643
FINLAND — 0.64%
Amer Sports OYJ Class A	1,815	37,358
Cargotec Corp. OYJ Class B	221	8,094
Caverion Corp.[a]	3,519	27,556
Citycon OYJ	1,950	6,972
Elisa OYJ	2,361	59,156
Fortum OYJ	5,828	129,940
Huhtamaki OYJ	477	11,491
Kemira OYJ	565	9,087
Kesko OYJ Class B	1,175	39,105
Kone OYJ Class B	2,068	182,603
Konecranes OYJ	276	9,321
Metsa Board OYJ Class B	1,179	4,584
Metso OYJ	1,566	61,740
Neste Oil OYJ	2,157	42,843
Nokia OYJ[a]	50,215	380,249
Nokian Renkaat OYJ	1,561	79,094
Orion OYJ Class B	1,551	41,729
Outokumpu OYJ[a,b]	6,900	3,846
Outotec OYJ[b]	3,515	34,836
Pohjola Bank PLC Class A	2,422	44,188
Ramirent OYJ	456	5,493
Rautaruukki OYJ	752	6,528
Sampo OYJ Class A	5,658	268,375

32

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Sanoma OYJ	616	$5,360
Sponda OYJ	1,458	7,572
Stockmann OYJ Abp Class B	216	3,459
Stora Enso OYJ Class R	6,976	64,964
Tieto OYJ	371	8,171
UPM-Kymmene OYJ	7,752	123,410
Uponor OYJ	419	8,288
Wartsila OYJ Abp	2,303	102,287
YIT OYJ	629	8,175

		1,825,874
FRANCE — 6.60%
Accor SA	2,273	102,021
Aeroports de Paris	367	39,266
Air France-KLM[a]	1,064	11,153
Alcatel-Lucent[a]	31,315	119,927
ALSTOM	3,001	111,788
ALTEN	252	11,432
Altran Technologies SAa	4,769	42,402
ANF Immobilier	111	3,333
Aperam	453	7,772
ArcelorMittal	14,751	233,328
Arkema SA	824	93,673
Atos SA	918	78,476
AXA SA	23,975	599,729
Beneteau SAa	469	8,601
BNP Paribas SA	13,474	999,058
Bonduelle SCA	369	9,230
BOURBON SA	328	9,380
Bouygues SA	2,567	100,472
Bureau Veritas SA	2,869	86,745
Cap Gemini SA	2,021	133,119
Carrefour SA	8,015	293,985
Casino Guichard-Perrachon SA	678	76,422
CGG[a]	1,577	34,742
Christian Dior SA	713	135,705
Club Mediterranee SAa	469	11,075
CNP Assurances SA	2,422	42,805
Compagnie de Saint-Gobain	5,554	292,550
Compagnie Generale des Etablissements Michelin Class B	2,455	257,060
Compagnie Plastic Omnium SA	627	17,986
Credit Agricole SAa	13,251	160,277
Danone	7,669	569,468
Dassault Systemes SA	821	99,906
Edenred SA	2,850	96,961
Eiffage SA	666	39,590
Electricite de France SA	3,017	105,986
Essilor International SA	2,813	302,500
Etablissements Maurel et Prom	559	9,036
Euler Hermes SA	202	26,704
Eurazeo	572	43,338
Eurofins Scientific SA	129	35,417
European Aeronautic Defence and Space Co. NV	7,874	541,765
Eutelsat Communications SA	1,976	62,713
Faiveley Transport SA	73	5,707
Faurecia[a]	1,170	34,262
Fonciere des Regions	424	36,413
GameLoft SAa	1,014	10,780
GDF Suez	17,855	445,183
Gecina SA	358	47,964
Gemalto NVb	1,069	120,028
Groupe Eurotunnel SA Registered	11,317	109,883

Security	Shares	Value

Groupe Fnac[a]	2,070	$57,972
Groupe Steria SCA	457	8,474
Havas SA	5,955	49,676
Icade	529	48,810
Iliad SA	279	63,874
Imerys SA	504	40,543
Ingenico SA	422	31,818
Ipsen SA	220	9,665
Ipsos SA	323	13,641
JCDecaux SA	1,112	44,733
Kering SA	1,003	228,195
Klepierre	1,225	55,091
L’Air Liquide SA	4,023	548,567
L’Oreal SA	3,442	590,306
Lafarge SA	2,420	167,724
Lagardere SCA	1,913	69,673
Legrand SA	3,351	190,564
LVMH Moet Hennessy Louis Vuitton SA	3,360	647,731
M6-Metropole Television	503	11,608
Medica SA	580	14,942
Mercialys	925	19,963
Mersen	229	8,400
Natixis	12,313	66,489
Naturex	677	53,548
Neopost SA	422	31,990
Nexans SA	207	9,259
Nexity	220	8,644
Orange	25,070	344,576
Orpea SA	209	11,294
Pernod Ricard SA	2,852	343,140
PSA Peugeot Citroen SAa,b	3,152	41,592
Publicis Groupe SA	2,260	188,742
Rallye SA	177	7,547
Remy Cointreau SA	263	25,987
Renault SA	2,619	229,690
Rexel SA	3,826	95,967
Rubis SCA	210	13,141
Safran SA	3,226	206,459
Saft Groupe SA	405	12,873
Sanofi	16,493	1,761,041
Sartorius Stedim Biotech SA	54	8,130
Schneider Electric SA	7,215	608,635
SCOR SE	2,409	85,266
SEB SA	126	11,335
SES SA Class A FDR	3,719	108,400
Societe BIC SA	356	44,551
Societe d’Edition Canal Plus	7,416	61,299
Societe de la Tour Eiffel	162	10,880
Societe Generale	9,624	547,165
Societe Television Francaise 1	2,226	42,973
Sodexo	1,172	113,907
STMicroelectronics NV	9,463	73,279
Suez Environnement SA	3,314	57,917
Technicolor SA Registered[a]	2,516	13,648
Technip SA	1,427	149,671
Teleperformance SA	1,076	57,138
Thales SA	1,171	71,957
Total SA	29,675	1,826,132
Ubisoft Entertainment SAa	2,726	35,133
Unibail-Rodamco SE	1,310	343,722
Valeo SA	1,063	105,713
Vallourec SA	1,450	86,391
Veolia Environnement	4,603	78,973

33

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Vicat SA	110	$8,232
Vilmorin & Cie SA	25	2,956
Vinci SA	6,278	403,233
Virbac SA	22	4,431
Vivendi SA	16,005	406,780
Wendel	368	51,430
Zodiac Aerospace	505	81,013

		18,741,355
GERMANY — 5.70%
Aareal Bank AGa	1,418	54,604
Adidas AG	2,804	320,516
AIXTRON SEa	2,268	32,791
Allianz SE Registered	6,157	1,037,097
Alstria Office REIT AG	658	8,353
Aurubis AG	211	13,327
Axel Springer AG	822	49,634
BASF SE	12,412	1,293,063
Bayer AG Registered	11,214	1,395,566
Bayerische Motoren Werke AG	4,411	500,969
BayWa AG Registered	156	7,967
Bechtle AG	175	11,253
Beiersdorf AG	1,362	130,189
Bertrandt AG	67	8,777
Bilfinger Berger SE	754	83,819
Brenntag AG	762	129,285
Carl Zeiss Meditec AG Bearer	306	9,689
Celesio AG	1,243	38,757
Comdirect Bank AG	1,905	21,698
Commerzbank AGa	13,325	171,534
Continental AG	1,504	275,931
CTS Eventim AG	225	10,997
Daimler AG Registered	13,054	1,072,623
Deutsche Bank AG Registered	14,155	685,653
Deutsche Boerse AG	2,569	193,662
Deutsche EuroShop AG	653	29,074
Deutsche Lufthansa AG Registered[a]	3,509	68,051
Deutsche Post AG Registered	12,068	408,930
Deutsche Telekom AG Registered	36,974	583,087
Deutsche Wohnen AG Bearer	1,853	34,915
DEUTZ AGa	1,279	12,189
Dialog Semiconductor PLC[a]	1,680	32,409
DMG MORI SEIKI AG	1,675	55,255
Drillisch AG	503	13,003
Duerr AG	553	48,566
E.ON SE	24,950	456,387
ElringKlinger AG	256	10,918
Fraport AG	250	19,397
Freenet AG	1,661	43,322
Fresenius Medical Care AG & Co. KGaA	2,703	179,180
Fresenius SE & Co. KGaA	1,708	222,287
GAGFAH SAa	578	8,227
GEA Group AG	2,166	94,377
Gerresheimer AG	814	54,026
Gerry Weber International AG	166	6,900
GSW Immobilien AG	706	32,811
Hamborner REIT AG	3,601	35,860
Hamburger Hafen und Logistik AG	255	6,413
Hannover Rueck SE Registered	824	66,194
HeidelbergCement AG	1,859	146,736
Henkel AG & Co. KGaA	1,680	155,515
Hochtief AG	653	59,311

Security	Shares	Value

Hugo Boss AG	463	$60,452
Indus Holding AG	404	14,555
Infineon Technologies AG	14,758	143,033
K+S AG Registered[b]	2,475	63,224
Kabel Deutschland Holding AG	924	116,322
Kloeckner & Co. SEa	869	12,304
Krones AG	114	10,006
KUKA AG	570	26,006
KWS Saat AG	13	4,651
Lanxess AG	1,206	84,995
LEONI AG	853	57,994
Linde AG	2,418	460,053
MAN SE	401	48,383
Merck KGaA	800	133,340
METRO AG	1,901	89,253
MorphoSys AGa	476	36,957
MTU Aero Engines Holding AG	777	77,735
Muenchener Rueckversicherungs-Gesellschaft AG Registered	2,372	496,286
NORMA Group SE	902	45,255
Osram Licht AGa	1,462	75,856
Pfeiffer Vacuum Technology AG	72	8,409
ProSiebenSat.1 Media AG Registered	1,728	82,410
QIAGEN NVa	2,900	66,787
Rational AG	14	4,301
Rheinmetall AG	919	57,078
Rhoen Klinikum AG	1,602	44,789
RWE AG	6,728	248,699
Salzgitter AG	308	13,598
SAP AG	12,521	984,910
SGL Carbon SE	225	8,807
Siemens AG Registered	10,721	1,372,691
Sky Deutschland AGa	6,059	59,885
Software AG	1,160	43,116
Stada Arzneimittel AG	959	55,286
Suedzucker AG	863	27,841
Symrise AG	1,256	53,309
TAG Immobilien AG	3,953	47,830
ThyssenKrupp AGa	5,376	137,586
TUI AGa	3,300	43,872
United Internet AG Registered(e)	1,930	76,354
Volkswagen AG	421	103,309
Vossloh AG	62	6,404
Wacker Chemie AG	110	10,362
Wincor Nixdorf AG	779	51,692
Wirecard AG	1,919	70,061

		16,177,140
GREECE — 0.10%
Alpha Bank AEa	15,020	13,518
Bank of Cyprus PLC[a,d]	7,977	—
Folli Follie Group[a]	850	25,307
Hellenic Petroleum SA	1,931	25,202
Hellenic Telecommunications Organization SAa	4,040	51,024
Jumbo SAa	2,009	27,039
Motor Oil (Hellas) Corinth Refineries SA	290	3,462
Mytilineos Holdings SAa	3,177	25,785
OPAP SA	3,606	44,856
Piraeus Bank SAa	2,225	4,628
Public Power Corp. SA	1,480	22,052
Titan Cement Co. SAa	690	18,855
Viohalco Hellenic Copper and Aluminum Industry SAa	1,920	19,055

		280,783

34

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

HONG KONG — 2.06%
AAC Technologies Holdings Inc.	13,000	$57,429
AIA Group Ltd.	167,200	848,611
ASM Pacific Technology Ltd.	2,600	25,068
Bank of East Asia Ltd. (The)	21,800	94,336
BOC Hong Kong (Holdings) Ltd.	44,500	145,214
Bosideng International Holdings Ltd.	12,000	2,771
Brightoil Petroleum (Holdings) Ltd.[a]	13,000	2,230
Cafe de Coral Holdings Ltd.	2,000	6,862
Cathay Pacific Airways Ltd.	25,000	49,593
Champion REIT	10,000	4,463
Cheung Kong (Holdings) Ltd.	19,000	297,019
Cheung Kong Infrastructure Holdings Ltd.	9,000	62,627
China Gas Holdings Ltd.[b]	36,000	40,118
Chow Sang Sang Holdings International Ltd.	10,000	32,439
CLP Holdings Ltd.	20,500	164,993
Dah Sing Banking Group Ltd.	3,600	6,789
Dah Sing Financial Holdings Ltd.	800	4,979
Esprit Holdings Ltd.	22,950	42,152
FIH Mobile Ltd.[a]	29,000	16,346
First Pacific Co. Ltd.	31,000	35,266
G-Resources Group Ltd.[a]	174,600	5,225
Galaxy Entertainment Group Ltd.[a]	30,000	223,847
Giordano International Ltd.	34,000	31,882
Great Eagle Holdings Ltd.	8,000	28,479
Haier Electronics Group Co. Ltd.	12,000	25,600
Hang Lung Properties Ltd.	37,000	121,933
Hang Seng Bank Ltd.	9,000	149,748
Henderson Land Development Co. Ltd.	15,500	91,864
HKR International Ltd.	6,400	3,129
HKT Trust and HKT Ltd.	23,000	21,330
Hong Kong and China Gas Co. Ltd. (The)	80,300	187,673
Hong Kong Exchanges and Clearing Ltd.	5,300	85,450
Hopewell Holdings Ltd.	13,000	43,763
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,000	2,631
Hutchison Whampoa Ltd.	30,000	373,788
Hysan Development Co. Ltd.	8,000	37,405
Johnson Electric Holdings Ltd.	6,000	4,318
K. Wah International Holdings Ltd.	5,000	2,741
Kerry Properties Ltd.	7,000	30,336
Kowloon Development Co. Ltd.	22,000	27,184
Li & Fung Ltd.	92,000	130,055
Link REIT (The)	30,500	153,817
Luk Fook Holdings International Ltd.	3,000	10,718
Melco International Development Ltd.	17,000	53,392
MGM China Holdings Ltd.	16,400	56,478
Midland Holdings Ltd.	6,000	2,445
MTR Corp. Ltd.	25,000	96,897
New World Development Co. Ltd.	58,000	80,345
NWS Holdings Ltd.	20,000	31,214
Orient Overseas International Ltd.	5,500	28,411
Pacific Basin Shipping Ltd.	55,000	39,372
PCCW Ltd.	77,000	34,760
Power Assets Holdings Ltd.	15,500	129,149
Prosperity REIT	166,000	49,887
Sa Sa International Holdings Ltd.	24,000	26,188
Sands China Ltd.	34,400	244,477
Shangri-La Asia Ltd.	24,000	43,957
Shun Tak Holdings Ltd.	8,000	4,633
Sino Land Co. Ltd.	52,000	72,973
SJM Holdings Ltd.	29,000	93,699
SmarTone Telecommunications Holding Ltd.[b]	1,500	1,977

Security	Shares	Value

Stella International Holdings Ltd.	2,000	$4,927
Sun Hung Kai Properties Ltd.	22,000	288,299
Sunlight REIT	155,000	61,176
Swire Pacific Ltd. Class A	8,000	92,402
Swire Properties Ltd.	14,000	37,921
Techtronic Industries Co. Ltd.	25,000	62,878
Television Broadcasts Ltd.	1,000	5,849
Texwinca Holdings Ltd.	4,000	4,091
Trinity Ltd.	4,000	1,496
VTech Holdings Ltd.	2,800	40,196
Wharf (Holdings) Ltd. (The)	22,000	185,295
Wheelock and Co. Ltd.	15,000	76,615
Wing Hang Bank Ltd.	3,000	42,680
Wynn Macau Ltd.	21,600	82,883
Xinyi Glass Holdings Co. Ltd.[b]	24,000	23,774
Yue Yuen Industrial (Holdings) Ltd.	10,500	28,847

		5,861,804
HUNGARY — 0.04%
Magyar Telekom Telecommunications PLC	3,505	4,828
MOL Hungarian Oil and Gas PLC	605	41,531
OTP Bank PLC	3,171	66,034

		112,393
INDIA — 1.28%
Adani Ports and Special Economic Zone Ltd.	3,922	9,286
Ambuja Cements Ltd.	18,929	58,014
Apollo Hospitals Enterprise Ltd.	1,206	17,835
Asian Paints Ltd.	4,254	37,342
Bajaj Auto Ltd.	1,665	57,705
Bank of Baroda	821	8,589
Bharat Heavy Electricals Ltd.	5,672	13,023
Bharat Petroleum Corp. Ltd.	2,053	12,011
Bharti Airtel Ltd.	9,712	58,014
Cairn India Ltd.	6,071	31,237
Cipla Ltd.	3,472	23,344
Clariant Chemicals (India) Ltd.	1,529	14,531
Coal India Ltd.	4,865	22,795
Dabur India Ltd.	4,852	14,105
Development Credit Bank Ltd.[a]	32,008	26,641
Divi’s Laboratories Ltd.	680	10,761
DLF Ltd.	7,200	17,767
Dr. Reddy’s Laboratories Ltd.	1,576	62,994
Emami Ltd.	1,062	8,603
FDC Ltd.	13,302	19,113
GAIL (India) Ltd.	3,379	19,442
Gateway Distriparks Ltd.	10,129	18,740
Godrej Consumer Products Ltd.	1,218	17,273
Gujarat Mineral Development Corp. Ltd.	4,367	7,348
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,875	8,867
Gujarat NRE Coke Ltd.[a]	73,507	15,609
HCL Technologies Ltd.	3,559	63,434
HDFC Bank Ltd.	23,511	260,455
Hero Motocorp Ltd.	1,605	54,281
Hindalco Industries Ltd.	28,251	52,889
Hindustan Unilever Ltd.	8,327	82,633
Housing Development Finance Corp. Ltd.	20,517	285,462
ICICI Bank Ltd.	6,559	119,637
Idea Cellular Ltd.	9,110	25,608
Infosys Ltd.	6,254	336,834
Ingersoll-Rand India Ltd.	3,357	18,179

35

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

ITC Ltd.	32,455	$176,917
Jammu & Kashmir Bank Ltd.	421	8,933
Jindal Steel & Power Ltd.	3,851	15,030
Karur Vysya Bank Ltd.	2,050	11,478
Kaveri Seed Co. Ltd.	650	16,821
Kotak Mahindra Bank Ltd.	5,315	65,076
Larsen & Toubro Ltd.	4,800	76,052
LIC Housing Finance Ltd.	2,930	10,706
Lupin Ltd.	1,011	14,607
Mahindra & Mahindra Financial Services Ltd.	2,707	12,442
Mahindra & Mahindra Ltd.	4,570	66,024
Novartis India Ltd.	2,326	15,172
NTPC Ltd.	16,902	41,007
Oil & Natural Gas Corp. Ltd.	12,120	57,923
Oil India Ltd.	2,774	21,389
Piramal Enterprises Ltd.	880	8,048
Power Grid Corp. of India Ltd.	9,019	14,867
Radico Khaitan Ltd.	11,858	28,200
Ranbaxy Laboratories Ltd.[a]	1,326	8,439
Reliance Communications Ltd.	8,655	20,689
Reliance Industries Ltd.	19,078	283,958
Sesa Goa Ltd.	24,002	78,894
Shriram Transport Finance Co. Ltd.	1,122	11,162
State Bank of Bikaner and Jaipur	1,622	8,575
State Bank of India	1,972	57,655
State Bank of Travancore	1,722	12,372
Sun Pharmaceuticals Industries Ltd.	8,827	87,444
Tata Consultancy Services Ltd.	6,579	226,103
Tata Global Beverages Ltd.	3,712	9,906
Tata Motors Ltd.	10,779	66,852
Tata Power Co. Ltd.	8,873	11,861
Tata Steel Ltd.	3,372	18,376
Titan Industries Ltd.	1,964	8,539
Ultratech Cement Ltd.	258	8,257
United Breweries Ltd.	700	10,538
United Spirits Ltd.	1,359	56,924
Wipro Ltd.	8,401	65,302
Zee Entertainment Enterprises Ltd.	3,924	16,988

		3,639,927
INDONESIA — 0.52%
PT Adaro Energy Tbk	159,500	14,432
PT AKR Corporindo Tbk	7,000	3,012
PT Alam Sutera Realty Tbk	187,000	10,119
PT Aneka Tambang (Persero) Tbk	32,500	4,613
PT Astra Agro Lestari Tbk	1,500	2,475
PT Astra International Tbk	287,000	169,310
PT Bank Central Asia Tbk	162,500	150,643
PT Bank Danamon Indonesia Tbk	87,000	33,187
PT Bank Mandiri (Persero) Tbk	151,500	115,582
PT Bank Negara Indonesia (Persero) Tbk	127,000	54,079
PT Bank Rakyat Indonesia (Persero) Tbk	180,000	126,148
PT Bank Tabungan Negara (Persero) Tbk	31,993	2,753
PT Bukit Asam (Persero) Tbk	3,500	3,772
PT Bumi Resources Tbk[a]	164,500	6,640
PT Bumi Serpong Damai Tbk	133,000	18,524
PT Charoen Pokphand Indonesia Tbk	82,000	28,370
PT Ciputra Development Tbk	183,500	16,767
PT Gajah Tunggal Tbk	11,500	2,346
PT Garuda Indonesia (Persero) Tbk[a]	61,500	2,673
PT Global Mediacom Tbk	51,500	8,726
PT Gudang Garam Tbk	7,500	24,551

Security	Shares	Value

PT Holcim Indonesia Tbk	8,000	$1,827
PT Indo Tambangraya Megah Tbk	7,500	19,894
PT Indocement Tunggal Prakarsa Tbk	47,000	87,141
PT Indofood CBP Sukses Makmur Tbk	9,500	9,439
PT Indofood Sukses Makmur Tbk	80,500	47,490
PT Indosat Tbk	5,500	2,147
PT Japfa Comfeed Indonesia Tbk	40,000	4,968
PT Jasa Marga (Persero) Tbk	39,000	18,164
PT Kalbe Farma Tbk	258,000	29,754
PT Lippo Karawaci Tbk[a]	278,000	27,868
PT Mitra Adiperkasa Tbk	7,500	3,593
PT MNC Investama Tbk	232,000	7,203
PT Perusahaan Gas Negara (Persero) Tbk	178,000	80,532
PT Semen Gresik (Persero) Tbk	55,000	70,016
PT Sentul City Tbk[a]	213,500	4,072
PT Summarecon Agung Tbk	179,500	16,720
PT Surya Semesta Internusa Tbk	64,000	4,542
PT Telekomunikasi Indonesia (Persero) Tbk	614,000	128,002
PT Timah (Persero) Tbk	29,500	4,240
PT Trada Maritime Tbk[a]	54,000	7,281
PT Unilever Indonesia Tbk	15,000	39,920
PT United Tractors Tbk	29,500	45,797
PT XL Axiata Tbk	34,500	13,696

		1,473,028
IRELAND — 0.34%
Bank of Ireland[a]	309,602	113,644
C&C Group PLC	2,869	16,838
CRH PLC	9,601	233,641
DCC PLC	1,377	61,922
Elan Corp. PLC[a]	6,850	113,613
Glanbia PLC	926	12,992
Grafton Group PLC	5,903	56,428
Kerry Group PLC Class A	1,910	122,471
Kingspan Group PLC	3,752	62,842
Paddy Power PLC	924	75,371
Smurfit Kappa Group PLC	3,715	90,405

		960,167
ISRAEL — 0.36%
Bank Hapoalim BM	16,553	88,947
Bank Leumi le-Israel BMa	15,917	60,879
Bezeq The Israel Telecommunication Corp. Ltd.	30,502	53,227
Cellcom Israel Ltd.[a]	825	9,668
Delek Group Ltd. (The)	25	8,667
Elbit Systems Ltd.	425	22,765
Frutarom	1,061	19,063
Gazit Globe Ltd.	1,008	13,832
Israel Chemicals Ltd.	6,463	53,590
Israel Corp. Ltd. (The)[a]	57	28,815
Israel Discount Bank Ltd. Class Aa	10,729	21,524
Mizrahi Tefahot Bank Ltd.	1,168	13,741
NICE Systems Ltd.	858	33,889
Oil Refineries Ltd.[a]	42,178	13,687
Osem Investment Ltd.	1,400	30,998
Partner Communications Co. Ltd.[a]	1,323	10,925
Paz Oil Co. Ltd.[a]	167	26,019
Strauss Group Ltd.	3,110	55,039
Teva Pharmaceutical Industries Ltd.	12,054	452,134

		1,017,409

36

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

ITALY — 1.73%
A2A SpA	26,173	$29,551
Ansaldo STS SpA	2,509	26,708
Assicurazioni Generali SpA	16,173	378,619
Atlantia SpA	7,269	159,598
Autogrill SpA[a]	514	4,626
Azimut Holding SpA	1,957	49,779
Banca Carige SpA[a,b]	7,568	6,081
Banca Generali SpA	1,610	42,178
Banca Monte dei Paschi di Siena SpA[a,b]	117,909	37,349
Banca Piccolo Credito Valtellinese Scrl[a]	6,711	12,043
Banca Popolare dell’Emilia Romagna SCa	5,553	53,487
Banca Popolare di Milano Scrl[a]	52,251	35,084
Banca Popolare di Sondrio Scrl	9,925	57,183
Banco Popolare Scrl[a]	30,421	60,630
Beni Stabili SpA	9,378	6,451
Buzzi Unicem SpA	1,474	25,590
CIR SpA[a]	4,701	7,842
Credito Emiliano SpA	958	7,274
Danieli & C. Officine Meccaniche SpA	122	3,760
Danieli & C. Officine Meccaniche SpA RNC	225	4,665
Davide Campari-Milano SpA	4,318	37,687
De’Longhi SpA	269	4,169
DiaSorin SpA	174	8,246
Enel Green Power SpA	26,528	64,628
Enel SpA	88,755	392,153
Eni SpA	33,320	844,817
ERG SpA	750	9,177
Exor SpA	1,553	61,629
Fiat SpA[a]	12,328	97,040
Finmeccanica SpA[a]	6,701	49,240
Fondiaria-Sai SpA[a]	3,915	10,054
Gemina SpA[a]	2,592	6,308
GTECH SpA	822	25,021
Hera SpA	15,980	32,305
Interpump Group SpA	4,215	46,988
Intesa Sanpaolo SpA	154,975	385,770
Italcementi SpA	1,028	9,154
Luxottica Group SpA	2,326	126,488
Mediaset SpA[a]	10,429	52,346
Mediobanca SpA	7,379	67,463
Mediolanum SpA	5,258	45,820
Piaggio & C. SpA	1,920	5,549
Pirelli & C. SpA	2,728	38,496
Prysmian SpA	2,320	56,773
Recordati SpA	2,408	31,656
Saipem SpA	3,380	79,312
Salvatore Ferragamo SpA	804	27,588
Saras SpA[a]	3,326	4,119
Snam SpA	27,117	139,942
Societa Cattolica di Assicurazioni Scrl	1,029	26,090
Societa Iniziative Autostradali e Servizi SpA	573	6,014
Sorin SpA[a]	2,812	7,761
Telecom Italia SpA	150,160	146,472
Telecom Italia SpA RNC	74,660	58,413
Tenaris SA	6,255	146,943
Terna SpA	21,474	106,558
Tod’s SpA	224	37,366
UniCredit SpA	59,752	450,030
Unione di Banche Italiane SpA	14,066	97,526
Unipol Gruppo Finanziario SpA	1,603	8,521
World Duty Free SPA[a]	818	9,074
Yoox SpA[a]	866	31,199

		4,900,403

Security	Shares	Value

JAPAN — 15.45%
77 Bank Ltd. (The)	7,000	$34,604
ABC-MART Inc.	500	25,023
Accordia Golf Co. Ltd.	2,300	25,225
Adastria Holdings Co. Ltd.	100	4,678
Adeka Corp.	2,300	26,983
Advance Residence Investment Corp.	17	38,502
Advantest Corp.	2,200	26,236
AEON Co. Ltd.	9,200	125,374
AEON Delight Co. Ltd.	100	1,945
AEON Financial Service Co. Ltd.	1,200	36,755
AEON Mall Co. Ltd.	1,700	48,326
Aica Kogyo Co. Ltd.	1,200	24,560
Aichi Bank Ltd. (The)	100	4,546
Air Water Inc.	2,000	28,539
Aisin Seiki Co. Ltd.	2,900	117,496
Ajinomoto Co. Inc.	7,000	97,961
Alfresa Holdings Corp.	600	32,780
Alps Electric Co. Ltd.[a]	2,700	23,612
Amada Co. Ltd.	6,000	51,493
Amano Corp.	2,800	27,369
ANA Holdings Inc.	20,000	41,790
Anritsu Corp.	2,900	37,924
Aoyama Trading Co. Ltd.	800	20,361
Aozora Bank Ltd.	14,000	40,669
Arcs Co. Ltd.	1,300	24,381
Ariake Japan Co. Ltd.	1,000	24,197
Arnest One Corp.	700	19,236
Asahi Diamond Industrial Co. Ltd.	3,300	31,988
Asahi Glass Co. Ltd.	15,000	92,498
Asahi Group Holdings Ltd.	5,500	148,558
Asahi Holdings Inc.	1,000	16,502
Asahi Kasei Corp.	15,000	113,903
Asatsu-DK Inc.	1,000	27,449
ASICS Corp.	2,000	35,205
Astellas Pharma Inc.	6,200	345,041
Autobacs Seven Co. Ltd.	1,600	23,321
Avex Group Holdings Inc.	200	5,068
Awa Bank Ltd. (The)	5,000	26,093
Azbil Corp.	1,500	36,174
Bank of Kyoto Ltd. (The)	4,000	35,144
Bank of Nagoya Ltd. (The)	1,000	3,425
Bank of the Ryukyus Ltd.	5,400	59,058
Bank of Yokohama Ltd. (The)	16,000	88,064
Benesse Holdings Inc.	900	33,575
BIC Camera Inc.[b]	22	10,831
Bridgestone Corp.	8,900	304,347
Brother Industries Ltd.	4,400	49,826
Calbee Inc.	1,100	28,859
Calsonic Kansei Corp.	1,000	4,801
Canon Electronics Inc.	700	13,092
Canon Inc.	15,900	500,775
Canon Marketing Japan Inc.	200	2,677
Capcom Co. Ltd.	1,200	22,420
Casio Computer Co. Ltd.	2,700	25,786
Central Glass Co. Ltd.	8,000	27,806
Central Japan Railway Co.	1,800	233,004
Century Tokyo Leasing Corp.	800	25,278
Chiba Bank Ltd. (The)	11,000	78,259

37

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Chiyoda Co. Ltd.	100	$2,195
Chubu Electric Power Co. Inc.	8,900	131,717
Chugai Pharmaceutical Co. Ltd.	3,500	82,193
Chugoku Bank Ltd. (The)	2,400	34,516
Chugoku Electric Power Co. Inc. (The)	4,100	62,768
Citizen Holdings Co. Ltd.	5,600	39,784
Coca-Cola West Co. Ltd.	1,300	26,382
cocokara fine Inc.	100	2,845
Colowide Co. Ltd.	500	5,035
COMSYS Holdings Corp.	1,800	24,952
Cosmo Oil Co. Ltd.[a]	3,000	5,290
Credit Saison Co. Ltd.	2,300	62,734
CyberAgent Inc.	700	19,086
Dai Nippon Printing Co. Ltd.	8,000	83,824
Dai-ichi Life Insurance Co. Ltd. (The)	12,600	179,284
Daicel Corp.	5,000	42,096
Daido Steel Co. Ltd.	4,000	22,913
Daifuku Co. Ltd.	1,000	12,822
Daihatsu Motor Co. Ltd.	3,000	58,159
Daiichi Sankyo Co. Ltd.	10,100	187,155
Daiichikosho Co. Ltd.	900	25,731
Daikin Industries Ltd.	3,300	189,369
Daikyo Inc.	4,000	12,394
Dainippon Screen Manufacturing Co. Ltd.[a]	5,000	28,641
Dainippon Sumitomo Pharma Co. Ltd.	3,000	40,241
Daiseki Co. Ltd.	1,500	29,431
Daishi Bank Ltd. (The)	8,000	27,887
Daito Trust Construction Co. Ltd.	900	91,826
Daiwa House Industry Co. Ltd.	8,000	159,902
Daiwa Office Investment Corp.	6	26,664
Daiwa Securities Group Inc.	23,000	209,112
DCM Holdings Co. Ltd.	400	2,793
Dena Co. Ltd.[b]	1,200	26,162
Denki Kagaku Kogyo K.K.	8,000	33,432
Denso Corp.	6,600	316,512
Dentsu Inc.	3,000	112,985
DIC Corp.	14,000	40,383
DISCO Corp.	400	25,237
DMG Mori Seiki Co Ltd.	1,200	19,399
Don Quijote Co. Ltd.	700	46,519
Doutor Nichires Holdings Co. Ltd.	300	5,452
Dowa Holdings Co. Ltd.	4,000	37,672
Dr. Ci:Labo Co. Ltd.	1	3,308
Duskin Co. Ltd.	800	16,267
Dydo Drinco Inc.	600	25,410
Earth Chemical Co. Ltd.	700	26,042
East Japan Railway Co.	4,200	364,305
Ebara Corp.	8,000	42,891
Eisai Co. Ltd.	3,000	117,725
Electric Power Development Co. Ltd.	1,700	54,235
Exedy Corp.	1,300	38,572
FamilyMart Co. Ltd.	900	40,317
Fancl Corp.	2,200	26,169
FANUC Corp.	2,600	416,594
Fast Retailing Co. Ltd.	700	234,380
FCC Co. Ltd.	1,400	31,907
Frontier Real Estate Investment Corp.	4	40,077
Fuji Co. Ltd.	600	10,812
Fuji Electric Co. Ltd.	7,000	31,322
Fuji Heavy Industries Ltd.	8,200	223,241
Fuji Machine Manufacturing Co. Ltd.	600	5,406
Fuji Oil Co. Ltd.	1,700	30,964
Fuji Seal International Inc.	800	24,071

Security	Shares	Value

Fuji Soft Inc.	100	$1,990
FUJIFILM Holdings Corp.	6,200	151,224
Fujikura Ltd.	9,000	41,005
Fujitsu Ltd.[a]	27,000	115,860
Fukuoka Financial Group Inc.	11,000	49,557
Furukawa Electric Co. Ltd.	6,000	13,882
Futaba Corp.	300	4,152
Fuyo General Lease Co. Ltd.	200	8,287
Global One Real Estate Investment Corp. Ltd.	4	23,606
Glory Ltd.	1,300	32,212
GLP J-Reit	38	39,545
GMO Internet Inc.	2,000	22,709
Gree Inc.[b]	700	6,029
GS Yuasa Corp.	4,000	24,014
Gunma Bank Ltd. (The)	6,000	34,614
Gunze Ltd.	12,000	32,046
H.I.S. Co. Ltd.	500	26,960
Hachijuni Bank Ltd. (The)	6,000	36,938
HAJIME CONSTRUCTION Co. Ltd.	100	6,911
Hakuhodo DY Holdings Inc.	3,800	29,359
Hamamatsu Photonics K.K.	1,300	48,629
Hankyu Hanshin Holdings Inc.	15,000	84,089
Hanwa Co. Ltd.	6,000	27,887
Haseko Corp.[a]	5,100	37,635
Heiwa Corp.	200	3,351
Heiwa Real Estate Co. Ltd.	700	12,614
Heiwa Real Estate REIT Inc.	8	6,385
Higo Bank Ltd. (The)	4,000	22,709
Hino Motors Ltd.	4,000	56,223
Hirose Electric Co. Ltd.	500	76,139
Hiroshima Bank Ltd. (The)	8,000	33,921
Hisamitsu Pharmaceutical Co. Inc.	900	48,619
Hitachi Capital Corp.	1,000	26,786
Hitachi Chemical Co. Ltd.	1,700	26,043
Hitachi Construction Machinery Co. Ltd.	2,100	44,243
Hitachi High-Technologies Corp.	1,300	29,840
Hitachi Ltd.	67,000	467,791
Hitachi Transport System Ltd.	700	11,116
Hitachi Zosen Corp.	4,300	34,142
Hogy Medical Co. Ltd.	100	5,820
Hokkaido Electric Power Co. Inc.[a]	2,800	36,017
Hokkoku Bank Ltd. (The)	4,000	14,759
Hokuetsu Kishu Paper Co. Ltd.	500	2,329
Hokuhoku Financial Group Inc.	21,000	43,237
Hokuriku Electric Power Co.	2,600	36,995
Hokuto Corp.	700	13,442
Honda Motor Co. Ltd.	22,300	889,863
HORIBA Ltd.	900	32,841
Hoshizaki Electric Co. Ltd.	900	32,978
House Foods Group Inc.	900	14,255
Hoya Corp.	5,900	141,501
Hulic Co. Ltd.	3,600	57,095
Hyakugo Bank Ltd. (The)	4,000	16,267
Hyakujushi Bank Ltd. (The)	6,000	21,833
IBIDEN Co. Ltd.	1,500	25,930
IBJ Leasing Co. Ltd.	900	25,254
Idemitsu Kosan Co. Ltd.	300	25,104
IHI Corp.	20,000	84,395
Inaba Denki Sangyo Co. Ltd.	1,000	30,140
INPEX Corp.	11,900	137,546
Internet Initiative Japan Inc.	300	8,418
Isetan Mitsukoshi Holdings Ltd.	5,600	84,648
Isuzu Motors Ltd.	17,000	105,351

38

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

IT Holdings Corp.	1,600	$23,011
ITO EN Ltd.	1,200	26,958
ITOCHU Corp.	23,000	276,159
ITOCHU Techno-Solutions Corp.	600	23,514
Itoham Foods Inc.	6,000	25,319
Iwatani Corp.	5,000	22,984
Iyo Bank Ltd. (The)	5,000	52,084
Izumi Co. Ltd.	700	22,724
J. Front Retailing Co. Ltd.	8,000	62,134
Jaccs Co. Ltd.	3,000	14,280
JAFCO Co. Ltd.	600	29,966
Japan Airlines Co. Ltd.	800	46,723
Japan Airport Terminal Co. Ltd.	1,100	26,606
Japan Excellent Inc.	4	24,789
Japan Hotel REIT Investment Corp.	63	29,699
Japan Logistics Fund Inc.	3	31,189
Japan Petroleum Exploration Co. Ltd.	400	16,267
Japan Prime Realty Investment Corp.	13	43,329
Japan Real Estate Investment Corp.	8	91,734
Japan Rental Housing Investments Inc.	6	4,391
Japan Retail Fund Investment Corp.	36	73,130
Japan Securities Finance Co. Ltd.	1,600	11,677
Japan Steel Works Ltd. (The)	6,000	33,452
Japan Tobacco Inc.	16,300	589,797
JFE Holdings Inc.	7,000	158,536
JGC Corp.	3,000	114,514
Joyo Bank Ltd. (The)	9,000	46,601
JSR Corp.	2,700	51,242
JTEKT Corp.	3,700	47,254
Juroku Bank Ltd. (The)	7,000	27,398
JVC Kenwood Corp.	2,100	4,110
JX Holdings Inc.	30,600	151,269
K’s Holdings Corp.	800	23,451
Kadokawa Corp.	700	25,507
Kagome Co. Ltd.	900	15,631
Kagoshima Bank Ltd. (The)	4,000	26,868
Kajima Corp.	13,000	54,989
Kakaku.com Inc.	2,200	42,471
Kamigumi Co. Ltd.	3,000	26,083
Kaneka Corp.	4,000	25,319
Kanematsu Corp.	4,000	5,422
Kansai Electric Power Co. Inc. (The)[a]	8,000	101,111
Kansai Paint Co. Ltd.	4,000	53,491
Kao Corp.	7,300	242,937
Kawasaki Heavy Industries Ltd.	22,000	85,659
Kawasaki Kisen Kaisha Ltd.	16,000	36,530
Kayaba Industry Co. Ltd.	2,000	11,538
KDDI Corp.	7,100	384,273
Keihin Corp.	1,500	24,447
Keikyu Corp.	6,000	56,447
Keio Corp.	8,000	55,366
Keisei Electric Railway Co. Ltd.	4,000	41,219
Keiyo Bank Ltd. (The)	5,000	25,431
Kenedix Realty Investment Corp.	5	22,449
Kewpie Corp.	2,300	34,625
Keyence Corp.	600	256,855
Kikkoman Corp.	3,000	54,612
Kintetsu Corp.	25,000	91,989
Kintetsu World Express Inc.	100	3,812
Kirin Holdings Co. Ltd.	12,000	175,150
Kisoji Co. Ltd.	900	16,641
Kissei Pharmaceutical Co. Ltd.	1,100	25,440
Kiyo Bank Ltd. (The)[a]	400	5,329

Security	Shares	Value

Kobayashi Pharmaceutical Co. Ltd.	700	$39,170
Kobe Steel Ltd.[a]	38,000	67,006
Kokuyo Co. Ltd.	3,400	26,026
Komatsu Ltd.	13,200	287,922
Komeri Co. Ltd.	200	4,882
Konami Corp.	1,100	26,539
Konica Minolta Holdings Inc.	7,500	62,073
Kose Corp.	500	14,621
Kubota Corp.	15,000	221,384
Kuraray Co. Ltd.	5,700	66,813
Kureha Corp.	1,000	3,853
Kurita Water Industries Ltd.	1,700	37,081
Kyocera Corp.	4,500	233,004
KYORIN Holdings Inc.	1,100	23,422
Kyowa Exeo Corp.	2,100	24,915
Kyowa Hakko Kirin Co. Ltd.	4,000	44,155
Kyushu Electric Power Co. Inc.[a]	5,700	80,117
Lawson Inc.	900	72,194
Leopalace21 Corp.[a]	1,900	13,150
Lintec Corp.	1,200	24,854
Lion Corp.	3,000	18,010
LIXIL Group Corp.	3,800	89,006
M3 Inc.	14	38,314
Mabuchi Motor Co. Ltd.	500	26,552
Makino Milling Machine Co. Ltd.	3,000	19,600
Makita Corp.	1,600	80,726
Mandom Corp.	800	27,439
Marubeni Corp.	23,000	179,808
Maruha Nichiro Holdings Inc.	15,000	28,743
Marui Group Co. Ltd.	2,800	26,741
Maruichi Steel Tube Ltd.	1,000	24,422
Matsui Securities Co. Ltd.	2,700	28,759
Matsumotokiyoshi Co. Ltd.	400	13,495
Mazda Motor Corp.[a]	38,000	170,421
McDonald’s Holdings Co. (Japan) Ltd.	600	16,610
Medipal Holdings Corp.	2,200	29,689
Megachips Corp.	700	11,473
MEGMILK SNOW BRAND Co. Ltd.	1,700	24,172
Meidensha Corp.	8,000	29,844
Meiji Holdings Co. Ltd.	800	44,685
Meitec Corp.	1,000	26,633
Message Co. Ltd.	200	5,647
MID REIT Inc.	9	20,787
Minebea Co. Ltd.	5,000	27,622
Miraca Holdings Inc.	700	31,500
MIRAIT Holdings Corp.	500	4,439
Misawa Homes Co. Ltd.	200	3,584
Misumi Group Inc.	1,100	32,167
Mitsubishi Chemical Holdings Corp.	20,000	93,365
Mitsubishi Corp.	19,200	387,875
Mitsubishi Electric Corp.	27,000	295,841
Mitsubishi Estate Co. Ltd.	17,000	484,650
Mitsubishi Gas Chemical Co. Inc.	6,000	48,925
Mitsubishi Heavy Industries Ltd.	42,000	266,273
Mitsubishi Logistics Corp.	2,000	27,704
Mitsubishi Materials Corp.	17,000	66,364
Mitsubishi Motors Corp.[a]	5,600	62,673
Mitsubishi Tanabe Pharma Corp.	3,000	42,320
Mitsubishi UFJ Financial Group Inc.	176,000	1,112,221
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,110	62,735
Mitsui & Co. Ltd.	25,200	359,596
Mitsui Chemicals Inc.	15,000	39,751
Mitsui Engineering & Shipbuilding Co. Ltd.	17,000	33,269

39

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Mitsui Fudosan Co. Ltd.	11,000	$362,705
Mitsui Mining & Smelting Co. Ltd.	9,000	22,933
Mitsui O.S.K. Lines Ltd.	17,000	71,736
Mitsumi Electric Co. Ltd.[a]	1,400	9,404
Miura Co. Ltd.	200	5,245
Mizuho Financial Group Inc.	312,600	653,175
MonotaRO Co. Ltd.	200	4,691
Mori Hills REIT Investment Corp.	3	21,068
MORI TRUST Sogo REIT Inc.[b]	4	35,633
Morinaga & Co. Ltd.	9,000	19,172
Morinaga Milk Industry Co. Ltd.	2,000	6,238
MOS Food Services Inc.	1,000	19,407
Moshi Moshi Hotline Inc.	200	2,511
MS&AD Insurance Group Holdings Inc.	7,100	182,729
Murata Manufacturing Co. Ltd.	2,900	232,627
Musashi Seimitsu Industry Co. Ltd.	1,200	28,278
Musashino Bank Ltd. (The)	800	28,050
Nabtesco Corp.	1,300	31,682
Nachi-Fujikoshi Corp.	2,000	9,785
Nagase & Co. Ltd.	2,200	27,335
Namco Bandai Holdings Inc.	3,000	56,569
Nanto Bank Ltd. (The)	6,000	23,790
NEC Corp.	37,000	82,968
NEC Networks & System Integration Corp.	200	5,033
Net One Systems Co. Ltd.	1,100	7,680
Nexon Co. Ltd.	1,500	17,521
NGK Insulators Ltd.	4,000	67,027
NHK Spring Co. Ltd.	2,100	21,897
Nichi-Iko Pharmaceutical Co. Ltd.	1,000	24,941
Nichias Corp.	1,000	6,768
Nichii Gakkan Co.	400	4,012
Nichirei Corp.	5,000	25,787
Nidec Corp.	1,400	135,990
Nifco Inc.	1,200	31,923
Nihon Kohden Corp.	700	28,789
Nikon Corp.	4,900	90,399
Nintendo Co. Ltd.	1,500	168,484
Nippon Accommodations Fund Inc.	4	28,743
Nippon Building Fund Inc.	9	111,640
Nippon Electric Glass Co. Ltd.	7,000	35,960
Nippon Express Co. Ltd.	10,000	50,148
Nippon Flour Mills Co. Ltd.	2,000	9,642
Nippon Kayaku Co. Ltd.	2,000	27,948
Nippon Konpo Unyu Soko Co. Ltd.	1,400	24,373
Nippon Light Metal Holdings Co. Ltd.	20,000	28,539
Nippon Paint Co. Ltd.	3,000	50,331
Nippon Paper Industries Co. Ltd.	1,600	25,490
Nippon Sheet Glass Co. Ltd.[a]	9,000	11,650
Nippon Shokubai Co. Ltd.	3,000	36,785
Nippon Soda Co. Ltd.	5,000	30,527
Nippon Steel & Sumitomo Metal Corp.	108,000	355,560
Nippon Suisan Kaisha Ltd.[a]	2,500	5,096
Nippon Telegraph and Telephone Corp.	6,000	311,283
Nippon Yusen K.K.	25,000	76,190
Nipro Corp.	700	6,393
Nishi-Nippon City Bank Ltd. (The)	11,000	29,712
Nishimatsu Construction Co. Ltd.	8,000	28,132
Nishimatsuya Chain Co. Ltd.	600	4,452
Nissan Chemical Industries Ltd.	2,200	34,465
Nissan Motor Co. Ltd.	34,800	348,319
Nisshin OilliO Group Ltd. (The)	3,000	10,091
Nisshin Seifun Group Inc.	5,700	61,758
Nisshin Steel Holdings Co. Ltd.	1,000	13,301

Security	Shares	Value

Nissin Foods Holdings Co. Ltd.	1,000	$42,809
Nissin Kogyo Co. Ltd.	300	5,599
Nitori Holdings Co. Ltd.	450	42,243
Nitto Boseki Co. Ltd.	6,000	27,826
Nitto Denko Corp.	2,400	125,492
Nitto Kogyo Corp.	200	3,162
NKSJ Holdings Inc.	4,700	121,105
NOF Corp.	4,000	27,765
NOK Corp.	2,100	32,364
Nomura Holdings Inc.	47,500	350,041
Nomura Real Estate Holdings Inc.	1,600	40,428
Nomura Real Estate Office Fund Inc.	4	19,794
Nomura Real Estate Residential Fund Inc.	5	28,794
Nomura Research Institute Ltd.	1,700	57,007
Noritz Corp.	200	4,642
North Pacific Bank Ltd.	6,600	28,792
NSK Ltd.	8,000	84,966
NTN Corp.[a]	6,000	28,682
NTT Data Corp.	2,000	66,252
NTT DOCOMO Inc.	20,500	325,961
NTT Urban Development Corp.	2,500	31,776
Obayashi Corp.	10,000	63,908
OBIC Co. Ltd.	1,000	31,393
Odakyu Electric Railway Co. Ltd.	8,000	77,138
Ogaki Kyoritsu Bank Ltd. (The)	9,000	25,319
Oiles Corp.	1,100	24,565
Oita Bank Ltd. (The)	7,000	25,685
Oji Holdings Corp.	13,000	59,362
Okasan Securities Group Inc.	3,000	25,808
Oki Electric Industry Co. Ltd.[a]	14,000	31,964
Okinawa Electric Power Co. Inc. (The)	100	3,476
Okuma Corp.	2,000	16,818
Okumura Corp.	1,000	4,740
Olympus Corp.[a]	3,300	105,616
Omron Corp.	3,000	114,361
Ono Pharmaceutical Co. Ltd.	1,100	82,968
Oracle Corp. Japan	800	31,638
Orient Corp.[a]	5,400	13,485
Oriental Land Co. Ltd.	500	80,114
ORIX Corp.	17,400	299,015
ORIX JREIT Inc.	28	35,018
Osaka Gas Co. Ltd.	24,000	101,029
OSAKA Titanium technologies Co. Ltd.	300	6,559
OSG Corp.	1,800	29,080
Otsuka Holdings Co. Ltd.	5,300	150,719
Pacific Metals Co. Ltd.	3,000	10,977
Panasonic Corp.	30,000	301,193
Paramount Bed Holdings Co. Ltd.	100	3,450
PARK24 Co. Ltd.	1,900	37,105
Penta-Ocean Construction Co. Ltd.	11,000	33,187
Pigeon Corp.	500	25,736
Pioneer Corp.[a,b]	5,400	9,907
Pola Orbis Holdings Inc.	400	13,556
Premier Investment Corp.	6	24,585
Press Kogyo Co. Ltd.	1,000	4,383
Rakuten Inc.	9,900	128,959
Rengo Co. Ltd.	5,000	26,705
Resona Holdings Inc.	25,600	133,075
Resorttrust Inc.	700	26,613
Ricoh Co. Ltd.	10,000	105,290
Ricoh Leasing Co. Ltd.	200	5,714
Rinnai Corp.	600	46,478
Rohm Co. Ltd.	1,500	61,385

40

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Royal Holdings Co. Ltd.	1,800	$28,896
Ryohin Keikaku Co. Ltd.	300	29,936
Ryosan Co. Ltd.	500	9,683
Saizeriya Co. Ltd.	300	3,709
San-in Godo Bank Ltd. (The)	4,000	28,988
Sangetsu Co. Ltd.	1,000	26,531
Sankyo Co. Ltd.	800	37,998
Sankyo Tateyama Inc.	200	4,228
Sankyu Inc.	7,000	25,043
Sanrio Co. Ltd.	700	38,386
Santen Pharmaceutical Co. Ltd.	900	45,454
Sanwa Holdings Corp.	4,000	25,604
Sapporo Holdings Ltd.	8,000	35,552
Sawai Pharmaceutical Co. Ltd.	500	36,490
SBI Holdings Inc.	3,600	43,372
SCSK Corp.	900	22,778
Secom Co. Ltd.	2,600	156,355
Sega Sammy Holdings Inc.	2,600	66,650
Seiko Epson Corp.	2,300	37,415
Seino Holdings Co. Ltd.	3,000	29,569
Sekisui Chemical Co. Ltd.	6,000	69,534
Sekisui House Ltd.	7,000	100,102
Sekisui House SI Investment Corp.	5	25,252
Senshu Ikeda Holdings Inc.	5,000	24,615
Seven & I Holdings Co. Ltd.	10,600	391,112
Seven Bank Ltd.	7,000	24,758
Sharp Corp.[a]	21,000	61,859
Shiga Bank Ltd. (The)	5,000	27,316
Shikoku Electric Power Co. Inc.[a]	2,900	51,669
Shimachu Co. Ltd.	1,100	26,707
Shimadzu Corp.	3,000	29,324
Shimamura Co. Ltd.	400	44,970
Shimano Inc.	1,000	87,657
Shimizu Corp.	10,000	51,167
Shin-Etsu Chemical Co. Ltd.	5,700	321,282
Shinko Electric Industries Co. Ltd.	500	4,434
ShinMaywa Industries Ltd.	1,000	7,838
Shinsei Bank Ltd.	26,000	60,687
Shionogi & Co. Ltd.	3,800	83,894
Ship Healthcare Holdings Inc.	600	24,585
Shiseido Co. Ltd.	5,400	92,192
Shizuoka Bank Ltd. (The)	7,000	78,697
SHO-BOND Holdings Co. Ltd.	500	23,367
Showa Corp.	600	8,299
Showa Denko K.K.	19,000	25,757
Showa Shell Sekiyu K.K.	2,300	24,709
SKY Perfect JSAT Holdings Inc.	900	5,201
SMC Corp.	700	162,532
SoftBank Corp.	13,100	974,722
Sohgo Security Services Co. Ltd.	1,300	26,236
Sojitz Corp.	27,400	53,063
Sony Corp.	14,200	271,669
Sony Financial Holdings Inc.	3,100	57,728
Sotetsu Holdings Inc.	7,000	26,042
Square Enix Holdings Co. Ltd.	1,600	25,767
Stanley Electric Co. Ltd.	2,400	55,725
Start Today Co. Ltd.	600	16,726
Sugi Holdings Co. Ltd.	900	37,657
Sumco Corp.	2,700	24,493
Sumitomo Bakelite Co. Ltd.	1,000	3,598
Sumitomo Chemical Co. Ltd.	23,000	83,926
Sumitomo Corp.	15,000	194,934
Sumitomo Electric Industries Ltd.	10,400	155,613

Security	Shares	Value

Sumitomo Forestry Co. Ltd.	2,400	$27,863
Sumitomo Heavy Industries Ltd.	6,000	26,480
Sumitomo Metal Mining Co. Ltd.	8,000	110,733
Sumitomo Mitsui Financial Group Inc.	16,800	807,379
Sumitomo Mitsui Trust Holdings Inc.	46,000	225,991
Sumitomo Osaka Cement Co. Ltd.	7,000	28,183
Sumitomo Real Estate Sales Co. Ltd.	100	3,267
Sumitomo Realty & Development Co. Ltd.	5,000	235,705
Sumitomo Rubber Industries Inc.	3,300	45,812
Sumitomo Warehouse Co. Ltd. (The)	1,000	5,851
Sundrug Co. Ltd.	700	34,854
Suntory Beverage & Food Ltd.[a]	1,900	62,552
Suruga Bank Ltd.	3,000	47,518
Suzuken Co. Ltd.	1,300	46,907
Suzuki Motor Corp.	5,300	132,946
Sysmex Corp.	1,100	72,541
T&D Holdings Inc.	8,900	106,590
Taiheiyo Cement Corp.	17,000	71,909
Taikisha Ltd.	1,000	23,249
Taisei Corp.	14,000	71,634
Taisho Pharmaceutical Holdings Co. Ltd.	500	35,114
Taiyo Holdings Co. Ltd.	200	6,030
Taiyo Nippon Sanso Corp.	4,000	27,357
Taiyo Yuden Co. Ltd.	1,000	12,761
Takasago Thermal Engineering Co. Ltd.	600	5,015
Takashimaya Co. Ltd.	4,000	38,080
Takata Corp.	1,100	27,660
Takeda Pharmaceutical Co. Ltd.	10,800	513,526
Tamron Co. Ltd.	300	6,409
TDK Corp.	1,900	80,563
Teijin Ltd.	13,000	29,151
Terumo Corp.	2,200	106,289
THK Co. Ltd.	2,100	45,677
Toagosei Co. Ltd.	6,000	27,153
Tobu Railway Co. Ltd.	16,000	82,846
Toda Corp.	1,000	3,649
Toho Bank Ltd. (The)	7,000	21,975
Toho Co. Ltd.	1,600	34,264
Toho Gas Co. Ltd.	7,000	36,459
Toho Holdings Co. Ltd.	1,200	23,166
Toho Zinc Co. Ltd.	5,000	15,034
Tohoku Electric Power Co. Inc.[a]	6,000	72,470
Tokai Carbon Co. Ltd.	8,000	27,479
Tokai Rika Co. Ltd.	1,200	25,367
Tokai Tokyo Financial Holdings Inc.	2,800	23,345
Tokio Marine Holdings Inc.	9,400	307,074
Tokuyama Corp.	3,000	11,558
Tokyo Broadcasting System Holdings Inc.	300	3,945
Tokyo Dome Corp.	4,000	27,398
Tokyo Electric Power Co. Inc.[a]	20,000	106,615
Tokyo Electron Ltd.	2,500	136,836
Tokyo Gas Co. Ltd.	30,000	162,675
Tokyo Ohka Kogyo Co. Ltd.	1,100	24,240
Tokyo Seimitsu Co. Ltd.	1,400	26,670
Tokyo Tatemono Co. Ltd.	6,000	56,080
Tokyu Corp.	14,000	95,179
Tokyu Fudosan Holdings Corp.[a]	7,900	77,784
TOKYU REIT Inc.	4	24,707
TOMONY Holdings Inc.	1,000	3,771
Tomy Co. Ltd.	1,300	6,705
TonenGeneral Sekiyu K.K.	3,000	27,887
Top REIT Inc.	1	4,663
Toppan Forms Co. Ltd.	400	3,731

41

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Toppan Printing Co. Ltd.	8,000	$63,113
Toray Industries Inc.	20,000	124,758
Toshiba Corp.	57,000	241,688
Toshiba Machine Co. Ltd.	1,000	5,168
Toshiba Tec Corp.	1,000	6,156
Tosoh Corp.	6,000	22,872
TOTO Ltd.	4,000	56,426
Toyo Ink SC Holdings Co. Ltd.	5,000	25,431
Toyo Seikan Group Holdings Ltd.	2,700	55,921
Toyo Tire & Rubber Co. Ltd.	3,000	17,491
Toyobo Co. Ltd.	13,000	24,911
Toyoda Gosei Co. Ltd.	1,400	34,904
Toyota Boshoku Corp.	2,100	28,061
Toyota Industries Corp.	2,400	105,555
Toyota Motor Corp.	37,600	2,437,427
Toyota Tsusho Corp.	3,100	85,913
Trend Micro Inc.	1,600	59,362
TS Tech Co. Ltd.	1,000	37,407
TSI Holdings Co. Ltd.	400	2,825
Tsubakimoto Chain Co.	1,000	6,625
Tsumura & Co.	1,200	37,672
TV Asahi Corp.	200	4,646
UACJ Corp.	3,000	9,846
Ube Industries Ltd.	17,000	35,175
Unicharm Corp.	1,500	96,168
Unipres Corp.	1,300	26,196
United Arrows Ltd.	600	25,808
United Urban Investment Corp.	36	55,077
Universal Entertainment Corp.	100	1,994
UNY Co. Ltd.	7,000	44,165
Ushio Inc.	2,100	26,413
USS Co. Ltd.	3,100	45,374
Valor Co. Ltd.	1,600	23,076
Wacom Co. Ltd.	2,000	14,800
Watami Co. Ltd.	500	7,695
West Japan Railway Co.	2,100	94,073
Xebio Co. Ltd.	100	2,160
Yahoo! Japan Corp.	20,800	96,887
Yakult Honsha Co. Ltd.	1,300	65,921
Yamada Denki Co. Ltd.	16,600	46,529
Yamagata Bank Ltd. (The)	1,000	4,159
Yamaguchi Financial Group Inc.	3,000	28,223
Yamaha Corp.	1,900	28,274
Yamaha Motor Co. Ltd.	3,000	45,806
Yamanashi Chuo Bank Ltd. (The)	6,000	25,319
Yamato Holdings Co. Ltd.	5,100	109,475
Yamato Kogyo Co. Ltd.	800	29,640
Yaskawa Electric Corp.	4,000	51,616
Yokogawa Electric Corp.	3,800	49,577
Yokohama Rubber Co. Ltd. (The)	3,000	29,294
Yoshinoya Holdings Co. Ltd.	1,500	17,231
Zenrin Co. Ltd.	500	5,265
Zensho Holdings Co. Ltd.	300	3,428
Zeon Corp.	3,000	35,684

		43,864,683
MALAYSIA — 0.84%
Affin Holdings Bhd	2,000	2,700
AirAsia Bhd	20,800	17,665
Alliance Financial Group Bhd	46,800	76,973
AMMB Holdings Bhd	22,100	51,756
Axiata Group Bhd	52,300	113,863

Security	Shares	Value

Berjaya Corp. Bhd	226,300	$38,726
Berjaya Sports Toto Bhd	2,857	3,685
British American Tobacco (Malaysia) Bhd	3,300	66,407
Bumi Armada Bhd[a]	7,700	9,663
Bursa Malaysia Bhd	34,900	88,921
CapitaMalls Malaysia Trust Bhd	6,800	3,254
Carlsberg Brewery Malaysia Bhd	700	2,839
CIMB Group Holdings Bhd	57,400	135,881
Dialog Group Bhd	10,000	8,715
DiGi.Com Bhd	47,900	75,898
DRB-Hicom Bhd	2,800	2,254
Felda Global Ventures Holdings Bhd	7,800	11,099
Gamuda Bhd	12,400	19,137
Genting Bhd	31,000	102,955
Genting Malaysia Bhd	41,500	56,814
Genting Plantations Bhd	1,200	4,137
HAP Seng Consolidated Bhd	6,100	4,736
Hong Leong Bank Bhd	12,100	54,757
Hong Leong Financial Group Bhd	1,000	4,792
IGB Corp. Bhd	6,300	5,311
IHH Healthcare Bhd[a]	45,600	59,681
IJM Corp. Bhd	6,100	11,212
IOI Corp. Bhd	36,700	63,269
KPJ Healthcare Bhd	6,300	12,179
Kuala Lumpur Kepong Bhd	7,100	51,975
Lafarge Malaysia Bhd	6,100	19,273
Magnum Bhd	5,000	5,245
Malayan Banking Bhd	58,000	179,392
Malaysia Airports Holdings Bhd	22,600	60,232
Malaysian Resources Corp. Bhd	75,400	34,169
Maxis Bhd	27,500	62,659
Media Prima Bhd	46,500	38,903
MISC Bhd[a]	25,700	41,618
MMC Corp. Bhd	5,800	4,926
Parkson Holdings Bhd	3,000	3,575
Pavilion Real Estate Investment Trust Bhd	6,800	2,909
Petronas Chemicals Group Bhd	40,700	91,704
Petronas Dagangan Bhd	5,400	52,365
Petronas Gas Bhd	7,600	59,055
PPB Group Bhd	15,400	71,740
Public Bank Bhd Foreign	12,000	69,592
RHB Capital Bhd	2,800	7,001
Sapurakencana Petroleum Bhd[a]	46,200	58,563
Sime Darby Bhd	36,700	110,837
Sunway Real Estate Investment Trust Bhd	11,900	5,016
TAN Chong Motor Holdings Bhd	2,000	3,993
Telekom Malaysia Bhd	6,100	10,129
Tenaga Nasional Bhd	40,800	121,926
TIME dotCom Bhd[a]	2,000	2,567
Top Glove Corp. Bhd	2,300	4,162
UEM Sunrise Bhd	10,900	8,083
UMW Holdings Bhd	5,800	23,527
WCT Holdings Bhd	7,270	5,644
YTL Corp. Bhd	96,100	50,250
YTL Power International Bhd	16,600	9,995

		2,380,304
MEXICO — 0.97%
Alfa SAB de CV Series A	37,100	102,117
Alsea SAB de CV	7,600	23,725
America Movil SAB de CV Series L	496,000	534,185
Arca Continental SAB de CV	5,000	29,790

42

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Bolsa Mexicana de Valores SAB de CV	11,500	$27,513
Cemex SAB de CV CPO[a]	145,740	155,614
Coca-Cola FEMSA SAB de CV Series L	10,200	124,777
Compartamos SAB de CV	10,800	21,119
El Puerto de Liverpool SA de CV Series C1	1,800	19,512
Empresas ICA SAB de CVa	21,300	40,587
Fibra Uno Administracion SA de CV	16,900	52,757
Fomento Economico Mexicano SAB de CV BD Units	26,100	245,053
Genomma Lab Internacional SAB de CV Series Ba	17,600	47,076
Grupo Aeroportuario del Pacifico SAB de CV Series B	6,000	31,331
Grupo Aeroportuario del Sureste SAB de CV Series B	1,900	22,794
Grupo Bimbo SAB de CV Series A	21,800	73,504
Grupo Carso SAB de CV Series A1	7,700	41,576
Grupo Comercial Chedraui SA de CV	1,900	5,963
Grupo Financiero Banorte SAB de CV Series O	32,200	206,290
Grupo Financiero Inbursa SAB de CV Series O	31,300	80,927
Grupo Financiero Santander Mexico SAB de CV Series B	31,000	87,091
Grupo Herdez SAB de CV	1,300	4,538
Grupo Mexico SAB de CV Series B	52,000	164,850
Grupo Simec SAB de CV Series Ba	600	2,242
Grupo Televisa SAB de CV CPO	32,800	201,101
Industrias CH SAB de CV Series Ba	700	3,463
Industrias Penoles SAB de CV	2,060	60,496
Kimberly-Clark de Mexico SAB de CV Series A	17,800	54,321
Mexichem SAB de CV	15,000	62,877
Minera Frisco SAB de CV Series A1[a]	11,800	30,282
OHL Mexico SAB de CVa	7,600	19,603
TV Azteca SAB de CV CPO	10,000	4,977
Wal-Mart de Mexico SAB de CV Series V	71,500	186,571

		2,768,622
NETHERLANDS — 1.85%
Aalberts Industries NV	1,860	55,732
AEGON NV	24,058	191,793
Akzo Nobel NV	3,150	229,367
Arcadis NV	1,564	49,170
ASM International NV	750	24,792
ASML Holding NV	4,863	462,258
BinckBank NV	825	7,963
Brunel International NV	111	6,540
CNH Industrial NVa	12,660	149,910
Corbion NV	1,554	36,137
Corio NV	815	35,605
Delta Lloyd NV	3,263	69,469
Eurocommercial Properties NV	675	28,741
Fugro NV CVA	1,010	63,279
Heineken Holding NV	1,604	102,261
Heineken NV	3,020	208,980
ING Groep NV CVA[a]	52,351	667,799
Koninklijke Ahold NV	14,026	267,338
Koninklijke BAM Groep NV	2,076	11,117
Koninklijke DSM NV	2,104	159,581
Koninklijke KPN NVa	41,776	133,694
Koninklijke Philips Electronics NV	13,067	463,300
Koninklijke Ten Cate NV	315	9,588
Nieuwe Steen Investments NV	725	5,470
Nutreco NV	919	45,121
OCI NVa	1,228	47,279
PostNL NVa	7,829	41,105
Randstad Holding NV	1,775	109,688
Reed Elsevier NV	9,676	195,147
Royal Boskalis Westminster NV CVA	1,258	60,663

Security	Shares	Value

Royal Vopak NV	874	$53,879
SBM Offshore NVa	2,768	58,065
TKH Group NV	1,003	32,133
TNT Express NV	5,465	50,522
TomTom NVa	774	5,999
Unilever NV CVA	21,428	849,761
Unit4 NV	279	13,169
USG People NV	828	10,988
VastNed Retail NV	171	7,917
Wereldhave NV	360	28,058
Wolters Kluwer NV	4,416	119,951
Ziggo NV	1,906	81,895

		5,251,224
NEW ZEALAND — 0.15%
Air New Zealand Ltd.	14,330	19,097
Auckland International Airport Ltd.	17,016	48,312
Chorus Ltd.	2,456	5,387
Contact Energy Ltd.	5,676	24,666
Fisher & Paykel Healthcare Corp. Ltd.	10,309	31,402
Fletcher Building Ltd.	9,500	78,558
Freightways Ltd.	1,625	5,878
Goodman Property Trust	24,479	20,870
Infratil Ltd.	4,011	8,300
Kiwi Income Property Trust	18,672	16,924
Mainfreight Ltd.	565	5,425
Nuplex Industries Ltd.	1,973	5,716
Precinct Properties New Zealand Ltd.	27,019	22,253
Ryman Healthcare Ltd.	4,673	29,204
Sky Network Television Ltd.	5,044	25,886
SKYCITY Entertainment Group Ltd.	11,220	36,128
Telecom Corp. of New Zealand Ltd.	23,500	45,713
Trade Me Group Ltd.	2,964	11,041

		440,760
NORWAY — 0.70%
Aker ASA Class A	173	5,454
Aker Solutions ASA	2,964	41,013
Algeta ASA[a]	950	37,775
Atea ASA	775	8,600
Austevoll Seafood ASA	1,155	7,185
Cermaq ASA	528	9,366
Det norske oljeselskap ASA[a]	364	5,190
DNB ASA	14,577	258,564
DNO International ASA[a]	13,351	37,868
Fred Olsen Energy ASA	217	9,147
Gjensidige Forsikring ASA	2,861	53,442
Kvaerner ASA	9,014	14,701
Leroey Seafood Group ASA	225	6,998
Marine Harvest ASA	41,968	49,252
Norsk Hydro ASA	16,030	71,691
Norwegian Air Shuttle ASa	277	11,405
Norwegian Property ASA	6,318	8,094
Opera Software ASA	1,661	20,107
Orkla ASA	9,751	79,103
Petroleum Geo-Services ASA	2,655	32,229
Polarcus Ltd.[a]	35,569	23,203
Prosafe SE	1,755	15,063
REC Silicon ASA[a]	28,272	14,118
Schibsted ASA	1,353	82,803
Seadrill Ltd.	5,151	238,594

43

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

SpareBank 1 SMN	1,450	$12,250
Statoil ASA	14,371	340,685
Stolt-Nielsen Ltd.	329	9,321
Storebrand ASA[a]	7,260	46,921
Subsea 7 SA	2,725	57,682
Telenor ASA	9,175	220,592
TGS-NOPEC Geophysical Co. ASA	1,209	33,296
Tomra Systems ASA	1,351	12,436
Yara International ASA	2,505	108,240

		1,982,388
PERU — 0.08%
Credicorp Ltd.	1,108	151,353
Southern Copper Corp.	3,255	90,977

		242,330
PHILIPPINES — 0.20%
Aboitiz Equity Ventures Inc.	43,530	51,227
Aboitiz Power Corp.	32,100	25,258
Alliance Global Group Inc.	25,900	15,794
Ayala Corp.	4,230	59,030
Ayala Land Inc.	90,800	61,885
Bank of the Philippine Islands	11,710	27,100
BDO Unibank Inc.	19,280	36,142
Belle Corp.[a]	23,100	2,785
DMCI Holdings Inc.	3,000	3,596
Energy Development Corp.	56,000	7,517
First Gen Corp.	10,300	3,833
First Philippine Holdings Corp.	3,110	5,002
Globe Telecom Inc.	135	5,436
International Container Terminal Services Inc.	13,740	33,070
Jollibee Foods Corp.	6,530	26,809
Manila Water Co. Inc.	7,000	4,050
Metropolitan Bank & Trust Co.	2,099	4,323
Philippine Long Distance Telephone Co.	400	26,568
Philippine National Bank[a]	2,530	5,642
SM Investments Corp.	3,680	72,902
SM Prime Holdings Inc.	126,600	56,195
Universal Robina Corp.	10,250	30,245

		564,409
POLAND — 0.34%
Asseco Poland SA	820	13,408
Bank Handlowy w Warszawie SA	702	27,105
Bank Millennium SAa	8,428	20,982
Bank Pekao SA	1,750	109,773
BRE Bank SA	223	36,964
Cyfrowy Polsat SAa	1,527	11,117
ENEA SA	868	4,091
Eurocash SA	1,064	16,374
Getin Noble Bank SAa	17,239	15,240
Globe Trade Centre SAa	1,904	4,938
Grupa Azoty SA	755	19,999
Grupa Lotos SAa	506	6,200
Jastrzebska Spolka Weglowa SA	470	10,181
Kernel Holding SAa	628	8,468
KGHM Polska Miedz SA	2,100	85,009
Lubelski Wegiel Bogdanka SA	410	15,191
Netia SAa	2,555	4,235
Polska Grupa Energetyczna SA	10,626	62,165

Security	Shares	Value

Polski Koncern Naftowy Orlen SA	5,062	$71,567
Polskie Gornictwo Naftowe i Gazownictwo SA	27,367	50,433
Powszechna Kasa Oszczednosci Bank Polski SA	11,758	156,108
Powszechny Zaklad Ubezpieczen SA	827	126,007
Synthos SA	3,471	5,889
Tauron Polska Energia SA	23,770	38,860
Telekomunikacja Polska SA	10,927	35,443
TVN SA	1,653	8,354

		964,101
PORTUGAL — 0.15%
Banco BPI SAa,e	3,251	5,171
Banco Comercial Portugues SA Registered[a,b]	157,605	23,612
Banco Espirito Santo SA Registered[a]	29,674	39,253
Energias de Portugal SA	29,324	108,116
Galp Energia SGPS SA Class B	5,419	91,942
Jeronimo Martins SGPS SA	3,550	65,685
Portucel SA	1,327	5,123
Portugal Telecom SGPS SA Registered	13,076	59,108
Sonae SGPS SA	6,317	9,146
ZON OPTIMUS SGPS SA	1,661	11,440

		418,596
RUSSIA — 0.45%
Gazprom OAO SP ADR	35,150	327,950
LUKOIL OAO SP ADR	7,267	475,770
MegaFon OAO SP GDR[e]	1,410	51,183
Mobile TeleSystems OJSC SP ADR	13,165	300,162
Sberbank of Russia SP ADR	9,818	125,376

		1,280,441
SINGAPORE — 1.28%
AIMS AMP Capital Industrial REIT	16,000	20,446
ARA Asset Management Ltd.[b]	3,300	4,882
Ascendas India Trust	54,000	27,863
Ascendas REIT	34,000	64,966
Ascott Residence Trust	4,000	4,225
Biosensors International Group Ltd.[b]	4,000	3,031
Cache Logistics Trust	57,000	54,916
Cambridge Industrial Trust	68,000	38,376
CapitaCommercial Trust	43,000	51,135
CapitaLand Ltd.	45,000	113,194
CapitaMall Trust Management Ltd.	38,000	61,886
CapitaMalls Asia Ltd.	18,000	29,314
CapitaRetail China Trust	4,000	4,499
CDL Hospitality Trusts	3,000	4,027
City Developments Ltd.	7,000	58,129
ComfortDelGro Corp. Ltd.	29,000	45,007
COSCO Corp. (Singapore) Ltd.[b]	5,000	3,164
DBS Group Holdings Ltd.	21,000	283,420
Ezion Holdings Ltd.	29,000	52,372
Ezra Holdings Ltd.[a]	71,000	76,704
First REIT	26,000	23,268
First Resources Ltd.	2,000	3,144
Frasers Centrepoint Trust	3,000	4,487
Frasers Commercial Trust	46,000	47,841
Genting Singapore PLC	80,000	98,359
Global Logistic Properties Ltd.	45,000	112,105
Golden Agri-Resources Ltd.	68,000	32,894
Hutchison Port Holdings Trust	60,000	43,800

44

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Hyflux Ltd.	3,000	$2,806
Indofood Agri Resources Ltd.	3,000	2,201
K-Green Trust	64,000	52,888
Keppel Corp. Ltd.	22,000	192,446
Keppel Land Ltd.	18,000	53,840
Keppel REIT Management Ltd.	37,160	36,251
LionGold Corp. Ltd.[a]	6,000	967
Lippo Malls Indonesia Retail Trust	11,000	3,991
M1 Ltd.[b]	2,000	5,498
Mapletree Commercial Trust	35,000	35,554
Mapletree Industrial Trust	4,000	4,466
Mapletree Logistics Trust	45,000	39,727
Midas Holdings Ltd.	105,000	42,327
Neptune Orient Lines Ltd.[a,b]	4,000	3,418
Noble Group Ltd.	50,000	41,521
Olam International Ltd.[b]	37,000	45,939
OUE Ltd.	1,000	1,951
Oversea-Chinese Banking Corp. Ltd.	34,000	285,081
Parkway Life REIT	3,000	5,877
Perennial China Retail Trust	113,000	49,196
Raffles Medical Group Ltd.[b]	2,000	5,144
Sabana Shari’ah Compliant Industrial REIT[b]	76,065	66,845
SATS Ltd.	10,000	27,412
SembCorp Industries Ltd.	12,000	51,469
SembCorp Marine Ltd.[b]	12,000	43,536
Singapore Airlines Ltd.	8,000	67,271
Singapore Exchange Ltd.	11,000	65,095
Singapore Post Ltd.	45,000	47,527
Singapore Technologies Engineering Ltd.	24,000	81,654
Singapore Telecommunications Ltd.	103,000	313,895
SMRT Corp. Ltd.	4,000	4,192
Starhill Global REIT	8,000	5,224
StarHub Ltd.	8,000	28,702
STX OSV Holdings Ltd.[a]	2,000	1,419
Suntec REIT	27,000	37,332
Super Group Ltd.	1,000	3,394
Tiger Airways Holdings Ltd.[a]	8,400	3,522
United Engineers Ltd.	1,000	1,491
United Overseas Bank Ltd.	17,000	285,629
UOL Group Ltd.	9,000	47,817
Venture Corp. Ltd.	6,000	37,635
Wheelock Properties Ltd.	1,000	1,371
Wilmar International Ltd.	29,000	80,897
Wing Tai Holdings Ltd.	3,000	5,345
Yangzijiang Shipbuilding	54,000	51,373
Yanlord Land Group Ltd.	9,000	8,961

		3,647,551
SOUTH AFRICA — 1.58%
Acucap Properties Ltd.	1,225	5,748
Adcock Ingram Holdings Ltd.	1,451	10,456
Aeci Ltd.	1,155	14,112
African Bank Investments Ltd.	12,308	20,912
African Rainbow Minerals Ltd.	2,016	38,740
Anglo American Platinum Ltd.[a]	928	37,668
ArcelorMittal South Africa Ltd.[a]	1,673	6,615
Aspen Pharmacare Holdings Ltd.	4,452	124,352
Assore Ltd.	650	26,635
Aveng Ltd.[a]	3,005	8,860
AVI Ltd.	7,057	41,613
Barclays Africa Group Ltd.	5,303	82,146
Barloworld Ltd.	4,969	44,696

Security	Shares	Value

Bidvest Group Ltd.	3,573	$95,600
Brait SEa	3,006	14,691
Capital Property Fund	8,367	8,948
Clicks Group Ltd.	10,904	68,167
Coronation Fund Managers Ltd.	4,226	34,592
DataTec Ltd.	1,665	9,527
Discovery Ltd.	4,102	34,848
Emira Property Fund	4,267	6,376
Exxaro Resources Ltd.	2,117	32,584
FirstRand Ltd.	42,403	152,567
Foschini Group Ltd. (The)	4,218	48,737
Fountainhead Property Trust	10,425	8,033
Gold Fields Ltd.	11,979	56,390
Grindrod Ltd.	3,368	8,129
Growthpoint Properties Australia Ltd.	32,215	82,103
Harmony Gold Mining Co. Ltd.	3,478	12,055
Hyprop Investments Ltd. Units	617	4,588
Illovo Sugar Ltd.	2,020	6,349
Impala Platinum Holdings Ltd.	6,572	80,134
Imperial Holdings Ltd.	3,080	65,660
Investec Ltd.	7,872	56,034
JD Group Ltd.	1,876	5,794
JSE Ltd.	1,022	8,968
Kumba Iron Ore Ltd.	1,380	57,960
Lewis Group Ltd.	1,159	8,124
Liberty Holdings Ltd.	3,178	39,386
Life Healthcare Group Holdings Ltd.	13,009	53,308
Massmart Holdings Ltd.	2,630	42,320
MMI Holdings Ltd.	19,063	46,964
Mondi Ltd.	1,770	31,728
Mr. Price Group Ltd.	2,720	42,999
MTN Group Ltd.	22,850	455,698
Murray & Roberts Holdings Ltd.[a]	3,527	10,801
Nampak Ltd.	14,672	48,684
Naspers Ltd. Class N	5,356	502,652
Nedbank Group Ltd.	2,269	49,437
Netcare Ltd.	26,411	65,780
Northam Platinum Ltd.[a]	3,906	16,084
Omnia Holdings Ltd.	1,963	40,659
Pick n Pay Holdings Ltd.	2,710	5,552
Pick n Pay Stores Ltd.	1,802	8,544
PPC Ltd.	3,618	11,481
Redefine Properties Ltd.	31,864	32,802
Remgro Ltd.	7,006	143,124
Resilient Property Income Fund Ltd.	3,174	17,447
Reunert Ltd.	1,267	8,927
RMB Holdings Ltd.	8,911	44,824
RMI Holdings Ltd.	8,952	25,302
Sanlam Ltd.	24,652	132,752
Sappi Ltd.[a]	4,010	11,847
Sasol Ltd.	7,478	383,336
Shoprite Holdings Ltd.	5,761	105,829
Sibanye Gold Ltd.	10,274	14,561
SPAR Group Ltd. (The)	4,876	62,622
Standard Bank Group Ltd.	16,255	207,170
Steinhoff International Holdings Ltd.[a]	18,050	70,014
Sun International Ltd.	950	9,680
Super Group Ltd.[a]	6,757	16,613
Telkom SA SOC Ltd.[a]	2,505	6,572
Tiger Brands Ltd.	1,950	57,334
Tongaat Hulett Ltd.	722	9,128
Truworths International Ltd.	7,805	74,887
Vodacom Group Ltd.	4,658	53,538

45

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Wilson Bayly Holmes-Ovcon Ltd.	430	$7,563
Woolworths Holdings Ltd.	11,618	87,668

		4,485,128
SOUTH KOREA — 3.23%
3S Korea Co. Ltd.[a]	1,467	7,855
Able C&C Co. Ltd.	158	4,647
AmorePacific Corp.	103	84,478
AmorePacific Group	12	4,237
Asiana Airlines Inc.[a]	5,660	26,893
Binggrae Co. Ltd.	52	4,387
BS Financial Group Inc.	690	11,091
Capro Corp.	1,230	9,010
Celltrion Inc.	771	33,471
Chabio & Diostech Co. Ltd.[a]	566	5,496
Cheil Industries Inc.	627	53,198
Cheil Worldwide Inc.[a]	1,130	27,857
CJ CGV Co. Ltd.	216	10,171
CJ CheilJedang Corp.	218	52,920
CJ Corp.	105	10,988
CJ E&M Corp.[a]	174	6,020
CJ O Shopping Co. Ltd.	15	5,006
Com2uS Corp.[a]	158	3,351
Cosmax Inc.	60	2,947
Coway Co. Ltd.	1,059	60,500
Daelim Industrial Co. Ltd.	254	23,562
Daesang Corp.	250	8,178
Daewoo Engineering & Construction Co. Ltd.[a]	710	5,750
Daewoo International Corp.	1,580	58,314
Daewoo Securities Co. Ltd.	1,140	10,650
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,640	51,716
Daishin Securities Co. Ltd.	1,000	8,343
Daou Technology Inc.	500	6,858
Daum Communications Corp.	273	22,777
Dong-A Socio Holdings Co. Ltd.	263	37,439
Dong-A ST Co. Ltd.[a]	25	2,934
Dongbu Insurance Co. Ltd.	570	25,498
Dongkuk Steel Mill Co. Ltd.	290	4,060
Dongsuh Companies Inc.	428	11,217
Dongwon Industries Co. Ltd.	9	2,410
Doosan Corp.	54	7,229
Doosan Heavy Industries & Construction Co. Ltd.	2,092	85,494
Doosan Infracore Co. Ltd.[a]	640	9,171
E-Mart Co. Ltd.	290	69,441
Fila Korea Ltd.	415	28,091
Gamevil Inc.[a]	76	3,633
GemVax & Kael Co. Ltd.[a]	360	6,533
Grand Korea Leisure Co. Ltd.	130	4,743
Green Cross Corp.	209	25,811
Green Cross Holdings Corp.	2,040	25,386
GS Engineering & Construction Corp.	652	22,005
GS Holdings Corp.	469	25,865
Halla Visteon Climate Control Corp.	1,020	38,175
Hana Financial Group Inc.	2,104	81,125
Hana Tour Service Inc.	79	5,146
Handsome Co. Ltd.	100	2,866
Hanjin Heavy Industries & Construction Co. Ltd.[a]	1,743	20,211
Hanjin Kal Corp.[a]	62	821
Hanjin Shipping Co. Ltd.[a]	2,580	18,850
Hankook Tire Co. Ltd.	877	51,508
Hanmi Pharm Co. Ltd.[a]	57	6,932
Hansol Paper Co.	2,130	24,699

Security	Shares	Value

Hanwha Chemical Corp.	580	$12,740
Hanwha Corp.	220	8,327
Hanwha Life Insurance Co. Ltd.	1,270	8,501
Hotel Shilla Co. Ltd.	969	62,575
Huchems Fine Chemical Corp.	150	3,380
Hyosung Corp.	167	11,272
Hyundai Department Store Co. Ltd.	406	64,684
Hyundai Development Co.	660	14,684
Hyundai Engineering & Construction Co. Ltd.	1,368	78,540
Hyundai Glovis Co. Ltd.	263	58,389
Hyundai Greenfood Co. Ltd.	230	3,664
Hyundai Heavy Industries Co. Ltd.	619	147,930
Hyundai Home Shopping Network Corp.	20	3,168
Hyundai Hysco Co. Ltd.	1,570	62,312
Hyundai Marine & Fire Insurance Co. Ltd.	270	7,725
Hyundai Merchant Marine Co. Ltd.[a]	732	9,489
Hyundai Mipo Dockyard Co. Ltd.	512	81,573
Hyundai Mobis Co. Ltd.	930	262,583
Hyundai Motor Co.	2,103	501,588
Hyundai Securities Co. Ltd.	1,040	6,598
Hyundai Steel Co.	974	80,344
Hyundai Wia Corp.	360	62,107
iMarketKorea Inc.	80	1,904
Industrial Bank of Korea	1,140	13,165
Interflex Co. Ltd.[a]	162	4,841
JB Financial Group Co. Ltd.[a]	10,790	73,849
Kangwon Land Inc.	3,020	82,991
KB Financial Group Inc.	1,522	60,263
KCC Corp.	154	61,774
KEPCO Plant Service & Engineering Co. Ltd.	101	5,123
Kia Motors Corp.	3,657	212,715
KIWOOM Securities Co. Ltd.	109	5,713
Kolon Industries Inc.	113	6,317
Korea Aerospace Industries Ltd.	140	3,696
Korea Electric Power Corp.[a]	3,170	84,723
Korea Gas Corp.	523	31,506
Korea Investment Holdings Co. Ltd.	1,960	76,404
Korea Zinc Co. Ltd.	100	29,225
Korean Air Lines Co. Ltd.[a]	128	4,109
Korean Reinsurance Co.	610	6,843
KT Corp.	140	4,626
KT Skylife Co. Ltd.	250	6,623
KT&G Corp.	1,401	102,359
Kumho Petro Chemical Co. Ltd.	79	7,745
Kumho Tire Co. Inc.[a]	270	3,156
LG Chem Ltd.	673	190,020
LG Corp.	1,057	62,478
LG Display Co. Ltd.[a]	3,050	71,739
LG Electronics Inc.	1,517	97,248
LG Fashion Corp.	110	3,370
LG Hausys Ltd.	78	9,449
LG Household & Health Care Ltd.	245	127,264
LG Innotek Co. Ltd.[a]	80	6,463
LG International Corp.	130	3,652
LG Life Sciences Ltd.[a]	100	4,431
LG Uplus Corp.[a]	2,520	28,865
LIG Insurance Co. Ltd.	210	5,227
Lock & Lock Co. Ltd.	110	2,867
Lotte Chemical Corp.	274	56,182
Lotte Chilsung Beverage Co. Ltd.	3	4,454
Lotte Confectionery Co. Ltd.	3	5,145
Lotte Food Co. Ltd.	5	3,087
Lotte Shopping Co. Ltd.	214	81,202

46

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

LS Corp.	122	$9,121
LS Industrial Systems Co. Ltd.	119	7,460
Mando Corp.	451	60,799
Medipost Co. Ltd.[a]	209	15,250
Medy-Tox Inc.	73	12,043
MegaStudy Co. Ltd.	428	29,899
Meritz Fire & Marine Insurance Co. Ltd.	290	4,087
Mirae Asset Securities Co. Ltd.	130	4,387
Namyang Dairy Products Co. Ltd.	4	3,269
NAVER Corp.	362	203,737
NCsoft Corp.	317	61,413
Nexen Tire Corp.	150	2,248
NHN Entertainment Corp.[a]	105	11,235
NongShim Co. Ltd.	16	3,877
OCI Co. Ltd.	312	56,473
ORION Corp.	88	85,864
Paradise Co. Ltd.	258	6,616
Partron Co. Ltd.	510	8,246
Poongsan Corp.	1,510	41,994
POSCO	929	277,189
S-Oil Corp.	456	33,316
S1 Corp.	152	9,071
Samsung C&T Corp.	1,703	101,145
Samsung Card Co. Ltd.	200	7,410
Samsung Electro-Mechanics Co. Ltd.	630	48,404
Samsung Electronics Co. Ltd.	1,530	2,113,080
Samsung Engineering Co. Ltd.	371	26,127
Samsung Fine Chemicals Co. Ltd.	84	3,801
Samsung Fire & Marine Insurance Co. Ltd.	679	158,748
Samsung Heavy Industries Co. Ltd.	1,270	46,634
Samsung Life Insurance Co. Ltd.	879	86,595
Samsung SDI Co. Ltd.	615	102,621
Samsung Securities Co. Ltd.	670	29,718
Samsung Techwin Co. Ltd.	262	14,301
SeAH Besteel Corp.	90	2,354
Seegene Inc.[a]	121	6,593
Seoul Semiconductor Co. Ltd.	324	13,501
SFA Engineering Corp.	117	4,986
Shinhan Financial Group Co. Ltd.	5,580	243,821
Shinsegae Co. Ltd.	51	12,861
SK Broadband Co. Ltd.[a]	1,774	7,584
SK C&C Co. Ltd.	270	29,145
SK Chemicals Co. Ltd.	106	5,186
SK Holdings Co. Ltd.	501	90,919
SK Hynix Inc.[a]	7,200	216,865
SK Innovation Co. Ltd.	918	128,948
SK Networks Co. Ltd.	1,010	6,341
SK Telecom Co. Ltd.	225	48,150
SKC Co. Ltd.	90	2,732
SM Entertainment Co.[a]	202	7,646
STX Offshore & Shipbuilding Co. Ltd.[a]	6,720	19,639
STX Pan Ocean Co. Ltd.[a]	5,140	5,476
Sung Kwang Bend Co. Ltd.	175	4,793
Sungwoo Hitech Co. Ltd.	366	5,676
Taekwang Industrial Co. Ltd.	3	3,705
TK Corp.[a]	166	3,372
TONGYANG Life Insurance Co.	300	3,182
TONGYANG Securities Inc.	11,210	25,416
ViroMed Co. Ltd.[a]	226	8,980
Woori Finance Holdings Co. Ltd.	6,000	71,270
Woori Investment & Securities Co. Ltd.	1,010	10,664
YG Entertainment Inc.	114	5,492
Youngone Corp.	90	3,046

Security	Shares	Value

Youngone Holdings Co. Ltd.	179	$10,884
Yuhan Corp.	61	10,754

		9,179,109
SPAIN — 2.25%
Abertis Infraestructuras SA	5,825	125,122
Acciona SAb	551	35,005
Acerinox SAb	5,570	73,566
Actividades de Construcciones y Servicios SA	1,670	54,886
Almirall SA	563	8,427
Amadeus IT Holding SA Class A	5,062	188,217
Banco Bilbao Vizcaya Argentaria SA	76,250	894,498
Banco de Sabadell SA	42,805	109,985
Banco Popular Espanol SAa	17,566	100,109
Banco Santander SA	154,324	1,371,904
Bankia SAa	53,216	79,727
Bankinter SA	5,674	34,689
Bolsas y Mercados Espanoles	298	11,167
CaixaBank SA	14,814	77,115
Construcciones y Auxiliar de Ferrocarriles SA	105	54,651
Corporacion Financiera Alba SA	153	8,476
Distribuidora Internacional de Alimentacion SA	9,308	85,201
Ebro Foods SA	1,154	26,106
Enagas SA	1,075	28,776
Ferrovial SA	4,571	87,279
Fomento de Construcciones y Contratas SAa	421	9,718
Gamesa Corporacion Tecnologica SAa	2,973	28,858
Gas Natural SDG SA	4,959	117,104
Grifols SA	2,302	94,529
Grupo Catalana Occidente SA	1,063	36,056
Iberdrola SA	63,673	400,615
Indra Sistemas SA	2,405	39,791
Industria de Diseno Textil SA	2,960	486,918
International Consolidated Airlines Group SAa	12,915	71,988
Jazztel PLC[a]	2,853	31,339
Mapfre SA	8,680	34,977
Mediaset Espana Comunicacion SAa	3,722	45,540
Obrascon Huarte Lain SA	1,350	56,712
Prosegur Compania de Seguridad SA	1,374	8,182
Red Electrica Corporacion SA	729	45,500
Repsol SA	11,916	320,432
Tecnicas Reunidas SA	1,019	52,573
Telefonica SAa	55,558	980,771
Viscofan SA	562	29,870
Zardoya Otis SA	1,914	33,385

		6,379,764
SWEDEN — 2.28%
AarhusKarlshamn AB	870	51,560
Active Biotech ABa	402	4,473
AF AB Class B	1,223	38,744
Alfa Laval AB	4,961	113,463
Alliance Oil Co. Ltd. SDR[a]	830	7,394
Assa Abloy AB Class B	4,375	217,498
Atlas Copco AB Class A	8,953	248,762
Atlas Copco AB Class B	5,375	133,979
Axfood ABb	624	32,352
Axis Communications AB	1,025	35,449
Betsson AB	178	5,611
Billerud AB	4,507	53,003
Boliden AB	4,365	62,260

47

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Castellum AB	960	$14,746
Clas Ohlson AB Class B	200	3,153
Electrolux AB Class B	3,469	85,773
Elekta AB Class B	5,679	83,899
Fabege AB	864	9,960
Getinge AB Class B	3,023	96,001
Hakon Invest ABa	1,267	38,356
Hennes & Mauritz AB Class B	12,865	556,664
Hexagon AB Class B	3,267	98,247
Hexpol AB	506	38,081
Holmen AB Class B	1,618	53,833
Hufvudstaden AB Class A	2,068	27,116
Husqvarna AB Class B	7,215	42,502
Industrivarden AB Class C	766	13,672
Indutrade AB	168	6,581
Intrum Justitia AB	1,965	52,381
Investment AB Kinnevik Class B	2,875	106,096
Investor AB Class B	6,076	195,490
JM AB	1,504	42,998
Kungsleden AB	1,250	9,195
Lindab International ABa	675	6,587
Loomis AB Class B	1,215	29,197
Lundbergforetagen AB	252	10,553
Lundin Petroleum ABa	2,405	49,727
Meda AB Class A	4,554	51,233
Mekonomen AB	167	5,523
Millicom International Cellular SA SDR	821	75,806
Modern Times Group MTG AB Class B	915	50,027
NCC AB Class B	2,020	62,307
Nibe Industrier AB Class B	559	10,738
Nobia AB	1,169	10,207
Nordea Bank AB	37,102	475,884
Oriflame Cosmetics SA SDR[b]	314	9,947
Peab AB	1,420	8,372
Ratos AB Class B	1,378	11,957
Saab AB Class B	406	8,156
Sandvik AB	13,625	184,655
Scania AB Class B	3,903	78,409
Securitas AB Class B	6,651	76,058
Skandinaviska Enskilda Banken AB Class A	19,567	237,366
Skanska AB Class B	5,906	113,994
SKF AB Class B	5,762	152,886
SSAB AB Class A	5,803	38,310
Svenska Cellulosa AB Class B	7,775	221,077
Svenska Handelsbanken AB Class A	6,469	293,507
Swedbank AB Class A	11,774	307,494
Swedish Match AB	2,521	83,292
Swedish Orphan Biovitrum ABa	2,712	25,984
Tele2 AB Class B	4,805	58,066
Telefonaktiebolaget LM Ericsson Class B	42,021	502,287
TeliaSonera AB	29,801	247,304
Trelleborg AB Class B	2,911	55,107
Unibet Group PLC SDR	1,573	63,201
Volvo AB Class B	20,978	269,882
Wallenstam AB Class B	567	7,890
Wihlborgs Fastigheter AB	567	9,814

		6,482,096
SWITZERLAND — 5.97%
ABB Ltd. Registered	29,575	756,726
Acino Holding AG Registered[a]	575	72,958
Actelion Ltd. Registered	1,615	125,287

Security	Shares	Value

Adecco SA Registered	2,179	$161,100
Allreal Holding AG Registered	314	43,240
AMS AG	70	7,661
Aryzta AG	1,424	106,617
Baloise Holding AG Registered	827	96,440
Banque Cantonale Vaudoise Registered	9	5,019
Barry Callebaut AG Registered	6	6,281
Basilea Pharmaceutica AG Registered[a]	158	17,274
BKW AG	124	4,313
Bucher Industries AG Registered	54	15,012
Burckhardt Compression Holding AG	156	62,621
Clariant AG Registered	3,455	61,046
Compagnie Financiere Richemont SA Registered	7,078	727,302
Credit Suisse Group AG Registered	20,007	623,707
Dufry AG Registered[a]	477	77,274
EFG International AG	551	8,123
EMS-Chemie Holding AG Registered	109	39,812
Flughafen Zurich AG Registered	19	10,554
Forbo Holding AG Registered	8	6,290
Galenica Holding AG Registered	106	93,937
GAM Holding AG	3,630	68,146
Gategroup Holding AGa	373	9,803
Geberit AG Registered	458	137,215
Georg Fischer AG Registered	118	81,573
Givaudan SA Registered	100	142,234
Helvetia Holding AG Registered	201	95,056
Holcim Ltd. Registered	3,505	261,651
Huber & Suhner AG Registered	213	11,667
Implenia AG Registered	252	16,989
Julius Baer Group Ltd.	3,017	148,559
Kaba Holding AG Class B Registered	21	9,004
Kudelski SA Bearer	605	8,385
Kuehne & Nagel International AG Registered	570	72,198
Kuoni Reisen Holding AG Class B Registered	20	8,481
Lindt & Spruengli AG Participation Certificates	29	122,655
Logitech International SA Registered	1,315	13,491
Lonza Group AG Registered	800	71,647
Meyer Burger Technology AGa	669	7,868
Mobimo Holding AG Registered	260	54,553
Nestle SA Registered	43,997	3,182,379
Nobel Biocare Holding AG Registered	3,076	50,952
Novartis AG Registered	31,362	2,439,902
OC Oerlikon Corp. AG Registered	4,575	64,163
Panalpina Welttransport Holding AG Registered	109	16,358
Pargesa Holding SA Bearer	152	12,127
Partners Group Holding AG	252	65,425
PSP Swiss Property AG Registered	501	43,154
Rieter Holding AG Registered	27	5,674
Roche Holding AG Genusschein	9,625	2,669,980
Schindler Holding AG Participation Certificates	615	87,406
Schindler Holding AG Registered	251	35,756
Schweiter Technologies AG Bearer	62	41,696
Schweizerische National-Versicherungs-Gesellschaft AG Registered	650	32,193
SGS SA Registered	69	161,994
Sika AG Bearer	20	63,188
Sonova Holding AG Registered	558	72,773
St Galler Kantonalbank AG Registered	15	6,121
Straumann Holding AG Registered	67	13,362
Sulzer AG Registered	403	63,239
Swatch Group AG (The) Bearer	378	242,316
Swatch Group AG (The) Registered	665	74,244
Swiss Life Holding AG Registered	402	80,040
Swiss Prime Site AG Registered	525	39,887

48

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Swiss Re AG	4,551	$400,546
Swisscom AG Registered	278	142,170
Syngenta AG Registered	1,207	488,505
Tecan AG Registered	521	54,657
Temenos Group AG Registered[a]	780	19,940
Transocean Ltd.	4,973	235,539
UBS AG Registered	49,822	966,125
Valiant Holding Registered	130	12,174
Valora Holding AG Registered	53	13,104
Vontobel Holding AG Registered	301	12,083
Zehnder Group AG Bearer	427	20,158
Zurich Insurance Group AG	1,959	542,779

		16,941,878
TAIWAN — 2.68%
Acer Inc.[a]	26,000	16,991
Advanced Semiconductor Engineering Inc.	103,000	101,144
Advantech Co. Ltd.	6,000	38,496
ALI Corp.	8,000	8,686
AmTRAN Technology Co. Ltd.	5,000	3,200
Asia Cement Corp.	24,480	33,204
ASUSTeK Computer Inc.	11,000	84,242
AU Optronics Corp.[a]	109,000	36,099
BES Engineering Corp.	14,000	4,289
Capital Securities Corp.	10,000	3,421
Career Technology (MFG.) Co. Ltd.	7,000	6,671
Catcher Technology Co. Ltd.	12,000	69,845
Cathay Financial Holding Co. Ltd.	106,838	161,096
Chailease Holding Co. Ltd.	16,500	40,099
Chang Hwa Commercial Bank Ltd.	151,400	90,697
Cheng Loong Corp.	68,000	32,172
Cheng Shin Rubber Industry Co. Ltd.	28,500	76,053
Cheng Uei Precision Industry Co. Ltd.	20,000	41,934
Chicony Electronics Co. Ltd.	5,050	12,565
Chin-Poon Industrial Co. Ltd.	3,000	5,004
China Airlines Ltd.[a]	67,000	24,287
China Bills Finance Corp.	225,000	88,837
China Development Financial Holding Corp.	269,000	80,299
China Life Insurance Co. Ltd.	63,520	62,267
China Manmade Fibers Corp.[a]	7,000	2,978
China Motor Co. Ltd.	3,000	2,869
China Petrochemical Development Corp.	7,050	3,539
China Steel Chemical Corp.	1,000	5,991
China Steel Corp.	163,760	142,415
China Synthetic Rubber Corp.	3,000	2,905
Chipbond Technology Corp.	15,000	30,327
Chroma ATE Inc.	2,000	4,261
Chunghwa Telecom Co. Ltd.	41,000	132,017
Clevo Co.	20,241	43,059
CMC Magnetics Corp.[a]	24,000	4,052
Compal Electronics Inc.	102,000	79,852
Compeq Manufacturing Co. Ltd.	6,000	3,033
Coretronic Corp.	4,000	3,513
CTBC Financial Holding Co. Ltd.	172,690	116,970
CTCI Corp.	2,000	3,499
Delta Electronics Inc.	27,000	140,149
Dynapack International Technology Corp.	1,000	2,852
E Ink Holdings Inc.[a]	4,000	2,253
E.Sun Financial Holding Co. Ltd.	124,900	83,537
Eclat Textile Co. Ltd.	2,020	22,242
Elan Microelectronics Corp.	2,000	3,029
Epistar Corp.	16,000	27,829

Security	Shares	Value

Eternal Chemical Co. Ltd.	4,000	$3,656
EVA Airways Corp.[a]	50,000	27,826
Evergreen Marine Corp. Ltd.[a]	8,000	4,711
Everlight Electronics Co. Ltd.	2,000	3,785
Far Eastern Department Stores Ltd.	4,120	4,431
Far Eastern International Bank Ltd.	9,443	3,921
Far Eastern New Century Corp.	51,240	58,862
Far EasTone Telecommunications Co. Ltd.	23,000	52,843
Faraday Technology Corp.	7,000	7,982
Farglory Land Development Co. Ltd.	1,000	1,835
Feng Hsin Iron & Steel Co. Ltd.	3,000	5,473
First Financial Holding Co. Ltd.	80,755	50,026
FLEXium Interconnect Inc.	1,049	3,271
Formosa Chemicals & Fibre Corp.	50,660	146,396
Formosa Petrochemical Corp.	21,000	56,611
Formosa Plastics Corp.	54,040	146,782
Formosa Taffeta Co. Ltd.	4,000	4,976
Foxconn Technology Co. Ltd.	20,350	51,118
Fubon Financial Holding Co. Ltd.	98,000	143,433
G Tech Optoelectronics Corp.	3,000	5,249
Giant Manufacturing Co. Ltd.	4,000	30,021
Gigabyte Technology Co. Ltd.	21,000	23,445
Gloria Material Technology Corp.	4,200	2,881
Goldsun Development & Construction Co. Ltd.	10,000	4,136
Grand Pacific Petrochemical Corp.	50,000	38,632
Great Wall Enterprise Co. Ltd.	54,000	48,616
Hey Song Corp.	2,000	2,294
Highwealth Construction Corp.	1,600	3,453
Hiwin Technologies Corp.	5,030	39,720
Hon Hai Precision Industry Co. Ltd.	176,800	448,326
Hotai Motor Co. Ltd.	4,000	47,652
HTC Corp.	12,000	59,021
Hua Nan Financial Holdings Co. Ltd.	61,000	36,127
Huaku Development Co. Ltd.	12,000	33,615
Innolux Corp.[a]	106,000	42,033
Inventec Corp.	30,000	26,855
Kenda Rubber Industrial Co. Ltd.	11,080	21,761
Kerry TJ Logistics Co. Ltd.	2,000	2,808
King Yuan Electronics Co. Ltd.	49,000	34,107
King’s Town Bank	5,000	4,442
Kinsus Interconnect Technology Corp.	8,000	28,591
LCY Chemical Corp.	2,000	2,641
Lite-On Technology Corp.	27,069	47,358
Macronix International Co. Ltd.[a]	178,000	41,623
Makalot Industrial Co. Ltd.	5,000	30,208
MediaTek Inc.	17,000	232,611
Mega Financial Holding Co. Ltd.	150,000	129,682
Merida Industry Co. Ltd.	3,000	22,771
Microbio Co. Ltd.[a]	3,689	4,357
MIN AIK Technology Co. Ltd.	2,000	10,075
Mitac Holdings Corp.[a]	7,500	6,893
MStar Semiconductor Inc.	3,000	30,991
Nan Kang Rubber Tire Co. Ltd.	11,000	14,134
Nan Ya Plastics Corp.	70,300	160,319
Novatek Microelectronics Corp. Ltd.	12,000	47,584
Oriental Union Chemical Corp.	3,000	3,196
Pegatron Corp.	37,000	51,509
Pou Chen Corp.	55,000	67,020
Powertech Technology Inc.	19,000	34,276
President Chain Store Corp.	10,000	72,840
President Securities Corp.	7,000	3,943
Prince Housing & Development Corp.	4,400	2,838
Qisda Corp.[a]	23,000	5,339

49

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Quanta Computer Inc.	41,000	$97,269
Radiant Opto-Electronics Corp.	7,060	26,433
Radium Life Tech Co. Ltd.	18,357	16,120
Realtek Semiconductor Corp.	11,020	25,656
Richtek Technology Corp.	1,000	4,510
Ruentex Development Co. Ltd.	18,468	38,659
Ruentex Industries Ltd.	17,000	43,861
Sanyang Industry Co. Ltd.	18,000	31,553
Shin Kong Financial Holding Co. Ltd.	110,863	38,490
Shin Zu Shing Co. Ltd.	1,000	2,202
Shinkong Synthetic Fibers Corp.	9,000	3,109
Siliconware Precision Industries Co. Ltd.	55,000	66,832
Simplo Technology Co. Ltd.	4,000	19,674
SinoPac Financial Holdings Co. Ltd.	102,991	50,830
Solar Applied Materials Technology Corp.	3,000	2,558
Standard Foods Corp.	7,150	21,903
Synnex Technology International Corp.	16,000	25,569
Ta Chong Bank Ltd.[a]	8,520	2,987
Taichung Commercial Bank Co. Ltd.	11,797	4,377
Tainan Spinning Co. Ltd.	6,090	4,591
Taishin Financial Holdings Co. Ltd.	123,494	62,421
Taiwan Business Bank Ltd.[a]	14,560	4,470
Taiwan Cement Corp.	61,000	88,761
Taiwan Cooperative Financial Holding Co. Ltd.	110,320	61,958
Taiwan Fertilizer Co. Ltd.	23,000	54,800
Taiwan Glass Industry Corp.	4,000	4,050
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	4,221
Taiwan Mobile Co. Ltd.	20,000	68,415
Taiwan Secom Co. Ltd.	7,000	16,964
Taiwan Semiconductor Manufacturing Co. Ltd.	358,000	1,334,298
Tatung Co. Ltd.[a]	12,000	3,329
Teco Electric and Machinery Co. Ltd.	40,000	42,683
Tong Hsing Electronic Industries Ltd.	1,000	5,293
TPK Holding Co. Ltd.	2,000	14,057
Transcend Information Inc.	8,000	25,269
Tripod Technology Corp.	2,000	3,955
TSRC Corp.	2,000	3,696
TTY Biopharm Co. Ltd.	1,089	4,244
Tung Ho Steel Enterprise Corp.	4,000	3,588
TXC Corp.	5,000	6,178
U-Ming Marine Transport Corp.	8,000	13,166
Uni-President Enterprises Co.	58,680	111,849
Unimicron Technology Corp.	57,000	45,108
United Microelectronics Corp.	154,000	65,260
USI Corp.	4,000	2,934
Vanguard International Semiconductor Corp.	22,000	23,813
Walsin Lihwa Corp.[a]	14,000	4,341
Wan Hai Lines Ltd.	6,000	3,237
Waterland Financial Holdings Co. Ltd.	12,360	4,249
Wei Chuan Foods Corp.	3,000	5,688
Win Semiconductors Corp.	3,000	2,650
Winbond Electronics Corp.[a]	25,000	6,339
Wintek Corp.[a]	8,000	2,982
Wistron Corp.	56,800	53,360
Wistron NeWeb Corp.	4,119	9,912
WPG Holdings Co. Ltd.	20,000	24,371
Yageo Corp.[a]	8,400	2,856
Yang Ming Marine Transport Corp.[a]	8,000	3,554
YFY Inc.	9,000	4,779
Yuanta Financial Holding Co. Ltd.	156,000	84,957
Yulon Motor Co. Ltd.	9,000	15,899
Yungtay Engineering Co. Ltd.	8,000	23,554

Security	Shares	Value

Zhen Ding Technology Holding Ltd.	1,050	$2,466

		7,625,857
THAILAND — 0.53%
Advanced Information Service PCL NVDR	15,400	126,169
Bangchak Petroleum PCL NVDR	2,900	3,098
Bangkok Bank PCL NVDR	21,900	144,945
Bank of Ayudhya PCL NVDR	36,700	45,101
Banpu PCL NVDR	6,400	5,963
BEC World PCL NVDR	10,500	19,651
Bumrungrad Hospital PCL NVDR	16,900	47,238
Charoen Pokphand Foods PCL NVDR	36,300	28,340
CP All PCL NVDR	60,800	76,671
Delta Electronics (Thailand) PCL NVDR	6,800	10,432
Esso (Thailand) PCL NVDR	20,200	4,543
Glow Energy PCL NVDR	21,600	50,487
Hemaraj Land and Development PCL NVDR	211,500	23,647
Indorama Ventures PCL NVDR	50,700	40,723
IRPC PCL NVDR	391,800	45,065
Jasmine International PCL NVDR	82,500	22,398
Kasikornbank PCL NVDR	21,600	131,855
Kiatnakin Bank PCL NVDR	2,000	2,683
Krung Thai Bank PCL NVDR	42,000	27,393
Pruksa Real Estate PCL NVDR	6,500	4,657
PTT Exploration & Production PCL NVDR	21,561	116,724
PTT Global Chemical PCL NVDR	31,400	79,194
PTT PCL NVDR	12,600	128,328
Siam Cement PCL NVDR (The)	5,900	81,131
Siam Commercial Bank PCL NVDR	23,000	121,558
Thai Airways International PCL NVDR	10,000	6,522
Thai Oil PCL NVDR	12,200	24,694
Thai Tap Water Supply PCL NVDR	111,800	36,997
Thanachart Capital PCL NVDR	5,300	5,875
TISCO Financial Group PCL NVDR	35,700	50,467

		1,512,549
TURKEY — 0.38%
Akbank TAS	27,672	108,896
Anadolu Efes Biracilik ve Malt Sanayii AS	3,114	39,858
Arcelik AS	4,971	31,813
Asya Katilim Bankasi ASa	6,675	6,802
BIM Birlesik Magazalar AS	3,014	63,389
Coca-Cola Icecek AS	1,171	33,650
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,369	7,681
Enka Insaat ve Sanayi AS	8,856	25,960
Eregli Demir ve Celik Fabrikalari TAS	24,629	34,244
Ford Otomotiv Sanayi AS	1,479	20,861
Haci Omer Sabanci Holding AS	11,125	52,938
Ihlas Holding ASa	7,761	2,883
KOC Holding AS	11,474	56,441
Koza Altin Isletmeleri AS	1,025	18,213
Koza Anadolu Metal Madencilik Isletmeleri ASa	1,511	3,307
TAV Havalimanlari Holding AS	1,661	12,089
Turk Hava Yollari AO	9,009	35,362
Turk Telekomunikasyon AS	8,450	29,266
Turkcell Iletisim Hizmetleri ASa	10,451	65,048
Turkiye Garanti Bankasi AS	34,751	140,242
Turkiye Halk Bankasi AS	10,776	87,355
Turkiye Is Bankasi AS Class C	29,312	80,627
Turkiye Petrol Rafinerileri AS	1,521	34,585
Turkiye Sinai Kalkinma Bankasi AS	6,864	6,718

50

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Turkiye Sise ve Cam Fabrikalari AS	4,175	$6,161
Turkiye Vakiflar Bankasi TAO Class D	12,861	30,987
Yapi ve Kredi Bankasi AS	14,307	33,250
Yazicilar Holding AS	610	6,797

		1,075,423
UNITED KINGDOM — 15.43%
3i Group PLC	10,407	62,382
Abcam PLC	3,820	30,962
Aberdeen Asset Management PLC	12,378	88,077
Admiral Group PLC	3,052	62,714
Afren PLC[a]	16,860	42,717
African Minerals Ltd.[a]	1,912	5,729
Aggreko PLC	4,272	110,501
Alent PLC	4,418	24,602
AMEC PLC	2,714	51,321
Amerisur Resources PLC[a,b]	7,753	5,481
Amlin PLC	6,027	41,259
Anglo American PLC	18,658	445,143
Anglo Pacific Group PLC	3,704	13,211
Antofagasta PLC	4,016	55,166
ARM Holdings PLC	18,853	298,501
Ashmore Group PLC	6,412	41,670
Ashtead Group PLC	6,806	71,621
ASOS PLC[a]	916	83,442
Associated British Foods PLC	4,512	164,334
AstraZeneca PLC	16,509	877,659
Avanti Communications Group PLC[a]	1,914	6,780
AVEVA Group PLC	1,508	62,652
Aviva PLC	38,473	277,592
AZ Electronic Materials SA	8,767	40,495
Babcock International Group PLC	3,504	71,777
BAE Systems PLC	40,979	299,360
Balfour Beatty PLC	13,622	62,526
Barclays PLC	207,515	878,826
Barratt Developments PLC	13,317	71,695
BBA Aviation PLC	11,413	62,031
Beazley PLC	15,060	55,359
Bellway PLC	2,208	53,353
Berendsen PLC	1,475	22,998
Berkeley Group Holdings PLC (The)	1,925	72,369
Betfair Group PLC	678	10,947
BG Group PLC	46,267	946,626
BHP Billiton PLC	28,973	898,610
Big Yellow Group PLC	2,007	15,068
Bodycote PLC	5,023	53,100
Booker Group PLC	17,564	42,356
Bovis Homes Group PLC	1,278	16,118
Bowleven PLC[a]	5,564	5,051
BP PLC	251,974	1,954,075
Brewin Dolphin Holdings PLC	4,166	19,008
British American Tobacco PLC	25,302	1,396,742
British Land Co. PLC	9,903	98,961
British Sky Broadcasting Group PLC	11,865	178,709
Britvic PLC	5,060	50,809
BT Group PLC	103,353	625,997
BTG PLC[a]	9,114	61,440
Bunzl PLC	2,870	63,493
Burberry Group PLC	5,463	134,725
Bwin.Party Digital Entertainment PLC	4,756	9,383
Cable & Wireless Communications PLC	69,761	52,441
Cairn Energy PLC[a]	3,963	18,006

Security	Shares	Value

Cape PLC	1,863	$8,268
Capita PLC	8,880	140,669
Capital & Counties Properties PLC	8,067	44,947
Carillion PLC	2,978	14,545
Carnival PLC	1,958	69,961
Catlin Group Ltd.	4,656	38,299
Centamin PLC[a]	11,327	9,135
Centrica PLC	65,564	372,255
Chemring Group PLC	1,609	5,622
Cineworld Group PLC	11,566	68,893
Close Brothers Group PLC	3,578	72,718
Cobham PLC	15,808	73,195
Coca-Cola HBC AG SP ADR	1,179	34,026
COLT Group SAa	2,814	5,574
Compass Group PLC	23,019	331,732
Computacenter PLC	1,112	10,603
Croda International PLC	1,775	69,468
CSR PLC	1,674	14,779
Daily Mail & General Trust PLC Class A NVS	5,605	73,301
Dairy Crest Group PLC	2,302	19,860
Darty PLC	7,358	9,753
De La Rue PLC	2,653	36,421
Debenhams PLC	28,751	47,069
Derwent London PLC	917	36,890
Devro PLC	10,726	54,506
Diageo PLC	32,819	1,047,686
Dialight PLC	1,850	32,367
Dignity PLC	663	14,838
Diploma PLC	3,780	42,086
Dixons Retail PLC[a]	50,402	39,630
Domino’s Pizza Group PLC	1,017	9,575
Drax Group PLC	5,514	56,342
DS Smith PLC	10,008	48,655
Dunelm Group PLC	650	9,242
easyJet PLC	2,162	45,468
Electrocomponents PLC	13,359	64,023
Elementis PLC	13,401	55,784
EnQuest PLC[a]	26,407	56,638
Enterprise Inns PLC[a]	5,500	13,387
Essar Energy PLC[a]	2,504	4,795
Essentra PLC	3,422	43,075
Experian PLC	13,172	268,759
F&C Asset Management PLC	28,457	46,405
Faroe Petroleum PLC[a]	5,606	11,236
Fenner PLC	1,675	10,764
Ferrexpo PLC	2,078	6,063
Fidessa Group PLC	450	14,640
FirstGroup PLC	22,104	41,017
Fresnillo PLC	2,328	36,485
G4S PLC	22,556	94,764
Galliford Try PLC	3,850	70,885
Genus PLC	1,216	25,788
GKN PLC	19,300	114,076
GlaxoSmithKline PLC	65,428	1,727,593
Glencore Xstrata PLC	146,213	798,680
Go-Ahead Group PLC (The)	2,458	66,423
Grainger PLC	5,857	18,302
Great Portland Estates PLC	6,279	57,803
Greencore Group PLC	6,210	17,969
Greene King PLC	5,274	69,904
Greggs PLC	4,366	32,266
Gulf Keystone Petroleum Ltd.[a,b]	10,955	30,625
Halfords Group PLC	2,060	14,016

51

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

Halma PLC	5,221	$46,009
Hammerson PLC	6,118	51,996
Hansteen Holdings PLC	36,951	61,503
Hargreaves Lansdown PLC	2,325	44,451
Hays PLC	32,229	64,465
Henderson Group PLC	15,500	53,391
Heritage Oil PLC[a]	1,763	5,254
Highland Gold Mining Ltd.	14,459	16,203
Hikma Pharmaceuticals PLC	3,023	58,330
Hill & Smith Holdings PLC	3,980	30,788
Hiscox Ltd.[b]	4,677	49,706
Hochschild Mining PLC	5,351	14,228
Home Retail Group PLC	14,920	47,701
Homeserve PLC	2,672	10,062
Howden Joinery Group PLC	14,022	72,697
HSBC Holdings PLC	255,530	2,800,258
Hunting PLC	922	13,213
ICAP PLC	8,168	50,549
IG Group Holdings PLC	6,364	62,727
Imagination Technologies Group PLC[a]	3,070	13,707
IMI PLC	4,505	109,941
Imperial Tobacco Group PLC	12,350	462,109
Inchcape PLC	5,251	53,655
Informa PLC	11,526	103,606
Inmarsat PLC	6,572	76,075
InterContinental Hotels Group PLC	3,161	92,276
Intermediate Capital Group PLC	5,966	45,960
International Personal Finance PLC	2,763	25,635
Interserve PLC	1,729	17,056
Intertek Group PLC	2,259	120,929
Intu Properties PLC	10,050	55,576
Invensys PLC	8,962	72,424
Investec PLC	9,870	69,232
ITE Group PLC	2,966	15,358
ITV PLC	53,080	162,796
J Sainsbury PLC	16,954	107,455
Jardine Lloyd Thompson Group PLC	1,880	30,234
JD Wetherspoon PLC	1,167	13,218
John Menzies PLC	805	10,592
John Wood Group PLC	3,178	41,459
Johnson Matthey PLC	2,617	126,302
Jupiter Fund Management PLC	2,321	14,867
Kcom Group PLC	41,309	66,765
Keller Group PLC	903	15,248
Kentz Corp. Ltd.	955	8,193
Kier Group PLC	2,924	84,981
Kingfisher PLC	28,416	172,341
Ladbrokes PLC	17,617	54,088
Laird PLC	11,261	45,230
Lancashire Holdings Ltd.	2,858	37,284
Land Securities Group PLC	10,229	162,449
Legal & General Group PLC	78,655	273,332
Lloyds Banking Group PLC[a]	620,057	772,342
London Stock Exchange Group PLC	1,800	47,485
LondonMetric Property PLC	6,579	13,635
Lonmin PLC[a]	8,659	44,879
Majestic Wine PLC	3,426	29,943
Man Group PLC	23,905	34,181
Marks & Spencer Group PLC	20,575	166,436
Marston’s PLC	6,318	15,429
Mears Group PLC	6,370	43,802
Meggitt PLC	7,818	71,908
Melrose Industries PLC	20,102	103,411

Security	Shares	Value

Michael Page International PLC	2,230	$17,362
Micro Focus International PLC	3,502	46,051
Millennium & Copthorne Hotels PLC	966	8,839
Mitchells & Butlers PLC[a]	1,455	9,374
Mitie Group PLC	2,866	14,490
Mondi PLC	5,415	96,915
Moneysupermarket.com Group PLC	15,557	38,341
Monitise PLC[a]	17,717	15,798
Morgan Crucible Co. PLC (The)	2,456	11,995
Morgan Sindall Group PLC	2,661	33,859
N Brown Group PLC	1,578	13,297
National Express Group PLC	3,515	14,773
National Grid PLC	46,563	586,870
Next PLC	1,925	168,398
Northgate PLC	2,201	16,019
Ocado Group PLC[a]	6,111	42,610
Old Mutual PLC	57,970	189,622
Ophir Energy PLC[a]	4,276	22,801
Pace PLC	8,525	41,719
Paragon Group of Companies PLC	3,201	17,434
Pearson PLC	9,712	203,467
Pennon Group PLC	6,662	72,889
Persimmon PLC	4,066	82,635
Petra Diamonds Ltd.[a]	7,405	13,325
Petrofac Ltd.	3,669	86,238
Petropavlovsk PLC	6,700	8,611
Phoenix Group Holdings[b]	3,305	41,310
Playtech Ltd.	3,261	38,586
Premier Farnell PLC	15,163	55,031
Premier Oil PLC	11,279	62,861
Primary Health Properties PLC	7,764	40,415
Provident Financial PLC	2,107	53,485
Prudential PLC	34,324	705,304
PZ Cussons PLC	2,162	13,675
QinetiQ Group PLC	19,465	61,888
Quintain Estates and Development PLC[a]	8,921	13,903
Randgold Resources Ltd.	1,277	95,196
Rathbone Brothers PLC	3,128	82,116
Reckitt Benckiser Group PLC	8,352	650,521
Redrow PLC	3,312	14,101
Reed Elsevier PLC	13,952	195,910
Regus PLC	14,514	47,826
Renishaw PLC	267	6,958
Rentokil Initial PLC	39,212	65,833
Resolution Ltd.	19,213	110,321
Restaurant Group PLC (The)	1,911	17,684
Rexam PLC	9,051	75,542
Rightmove PLC	2,177	92,756
Rio Tinto PLC	17,459	885,808
Rockhopper Exploration PLC[a]	3,317	7,714
Rolls-Royce Holdings PLC	24,063	444,586
Rotork PLC	1,506	69,271
Royal Bank of Scotland Group PLC[a]	26,202	154,746
Royal Dutch Shell PLC Class A	53,623	1,788,921
Royal Dutch Shell PLC Class B	32,575	1,130,175
RPC Group PLC	4,307	35,290
RPS Group PLC	2,613	12,174
RSA Insurance Group PLC	46,654	96,241
SABMiller PLC	12,657	661,693
Sage Group PLC (The)	11,967	64,812
Salamander Energy PLC[a]	5,077	8,748
Savills PLC	1,555	16,239
Schroders PLC	1,105	45,785

52

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

SDL PLC	2,151	$8,709
SEGRO PLC	10,770	56,547
Senior PLC	12,058	57,691
Serco Group PLC	5,114	45,764
Severn Trent PLC	3,022	90,160
Shaftesbury PLC	1,673	15,966
Shanks Group PLC	8,908	15,099
Shire PLC	7,217	318,974
SIG PLC	5,454	18,051
Sirius Minerals PLC[a]	14,167	1,980
Smith & Nephew PLC	9,729	124,576
Smiths Group PLC	3,524	81,245
SOCO International PLC[a]	1,572	10,054
Spectris PLC	2,062	76,592
Spirax-Sarco Engineering PLC	1,502	70,415
Spirent Communications PLC	7,604	13,548
Spirit Pub Co. PLC	7,669	8,994
Sports Direct International PLC[a]	3,972	44,670
SSE PLC	11,478	261,118
St James’s Place PLC	5,005	54,357
St. Modwen Properties PLC	2,277	12,888
Stagecoach Group PLC	2,710	15,326
Standard Chartered PLC	32,858	791,582
Standard Life PLC	31,177	176,313
SThree PLC	9,209	53,189
Stobart Group Ltd.[b]	6,064	13,834
Synergy Health PLC	1,156	19,259
Synthomer PLC	2,567	10,042
TalkTalk Telecom Group PLC	8,866	38,003
Tate & Lyle PLC	7,928	100,814
Taylor Wimpey PLC	44,816	79,346
Telecity Group PLC	4,803	58,838
Telecom plus PLC	1,906	47,249
Tesco PLC	106,905	625,527
Travis Perkins PLC	2,518	75,083
TUI Travel PLC	7,574	46,848
Tullett Prebon PLC	2,321	11,858
Tullow Oil PLC	10,812	163,718
UBM PLC	5,251	57,662
UDG Healthcare PLC	2,657	13,318
Ultra Electronics Holdings PLC	519	16,126
Unilever PLC	17,028	690,769
UNITE Group PLC	6,852	43,593
United Utilities Group PLC	8,178	92,563
Vectura Group PLC[a]	6,214	10,982
Vedanta Resources PLC	666	11,374
Vesuvius PLC	7,360	57,397
Victrex PLC	600	15,905
Vodafone Group PLC	664,433	2,396,490
W.S. Atkins PLC	970	19,231
Weir Group PLC (The)	3,160	114,483
WH Smith PLC	4,508	65,255
Whitbread PLC	2,172	119,796
William Hill PLC	11,279	72,647
Wm Morrison Supermarkets PLC	21,000	95,008
Wolseley PLC	3,551	191,746
Workspace Group PLC	7,604	59,788
WPP PLC	17,227	366,719
Xchanging PLC	6,202	12,654

Security	Shares	Value

Xcite Energy Ltd.[a]	4,027	$7,279

		43,826,037

TOTAL COMMON STOCKS (Cost: $259,401,604)		275,191,957

INVESTMENT COMPANIES — 1.05%

CHILE — 0.24%
iShares MSCI Chile Capped ETF[f]	13,776	689,213

		689,213
RUSSIA — 0.81%
iShares MSCI Russia Capped ETF[f]	102,419	2,290,089

		2,290,089

TOTAL INVESTMENT COMPANIES (Cost: $3,084,055)		2,979,302

PREFERRED STOCKS — 1.55%

BRAZIL — 0.97%
AES Tiete SA	2,300	22,655
Banco Bradesco SA	18,660	270,918
Banco do Estado do Rio Grande do Sul SA Class B	5,000	36,319
Banco Panamericano SA	800	1,900
Bradespar SA	2,700	32,375
Braskem SA Class A	1,800	16,095
Centrais Eletricas Brasileiras SA Class B	600	3,214
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,800	89,945
Companhia de Bebidas das Americas	9,100	342,046
Companhia Energetica de Minas Gerais	6,708	60,130
Companhia Energetica de Sao Paulo Class B	1,900	20,022
Companhia Paranaense de Energia Class B	1,900	26,697
Contax Participacoes SA	1,500	2,388
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,500	6,747
Gerdau SA	10,700	85,038
GOL Linhas Aereas Inteligentes SA	500	2,548
Itau Unibanco Holding SA	35,160	547,163
Itausa - Investimentos Itau SA	36,632	158,994
Klabin SA	6,900	36,931
Lojas Americanas SA	5,800	43,252
Marcopolo SA	12,900	33,536
Metalurgica Gerdau SA	5,600	57,679
Petroleo Brasileiro SA	60,200	553,168
Randon SA Implementos e Participacoes	600	3,427
Telefonica Brasil SA	4,000	88,821
Usinas Siderurgicas de Minas Gerais SA Class A	5,300	28,319
Vale SA Class A	12,975	191,647

		2,761,974
COLOMBIA — 0.05%
Banco Davivienda SA	1,579	20,736
Bancolombia SA	4,353	61,034
Grupo Argos SA	3,447	40,051
Grupo Aval Acciones y Valores SA	3,895	2,710
Grupo de Inversiones Suramericana SA	1,136	22,600

		147,131

53

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

Security	Shares	Value

GERMANY — 0.39%
Bayerische Motoren Werke AG	665	$55,672
Draegerwerk AG & Co. KGaA	65	7,644
Fuchs Petrolub SE	503	40,756
Henkel AG & Co. KGaA	2,902	314,438
Jungheinrich AG	155	9,693
Porsche Automobil Holding SE	1,970	184,770
RWE AG NVS[b]	217	7,420
Sartorius AG	64	6,760
Volkswagen AG	1,909	485,837

		1,112,990
ITALY — 0.01%
Unipol Gruppo Finanziario SpA	5,654	25,443

		25,443
RUSSIA — 0.00%
Surgutneftegas OJSC SP ADR	525	3,859

		3,859
SOUTH KOREA — 0.13%
Hyundai Motor Co. Ltd.	300	32,666
Hyundai Motor Co. Ltd. Series 2	520	58,826
Samsung Electronics Co. Ltd.	271	261,611

		353,103
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	1,283,464	2,062

		2,062

TOTAL PREFERRED STOCKS (Cost: $4,186,077)		4,406,562

RIGHTS — 0.01%

BRAZIL — 0.00%
LLX Logistica SAa	32,155	289

		289
HONG KONG — 0.00%
New Hotel[a]	488	—

		—
ITALY — 0.00%
Hera SPA[a]	15,980	289

		289

Security	Shares	Value

SINGAPORE — 0.00%
CapitaRetail China Trust[a]	240	$19

		19
SOUTH KOREA — 0.00%
Hyundai Merchant Marine Co. Ltd.[a]	42	—

		—
SPAIN — 0.01%
Banco Santander SAa	85,883	18,331

		18,331

TOTAL RIGHTS (Cost: $21,096)		18,928

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[f,g,h]	903,452	903,452
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[f,g,h]	52,506	52,506
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	245,073	245,073

		1,201,031

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,201,031)		1,201,031

TOTAL INVESTMENTS IN SECURITIES — 99.93% (Cost: $267,893,863)		283,797,780
Other Assets, Less Liabilities — 0.07%		195,118

NET ASSETS — 100.00%		$283,992,898

CPO — Certificates of Participation (Ordinary)

FDR — Fiduciary Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

54

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2013

[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of October 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
10	MSCI EAFE E-Mini (Dec.2013)	NYSE LIFFE	$937,650	$30,345
6	MSC Emerging Markets E-Mini (Dec. 2013)	NYSE LIFFE	307,170	6,920
			$1,244,820	$37,265

See accompanying notes to schedules of investments.

55

Schedule of Investments  (Unaudited)

iSHARES® DEVELOPED SMALL-CAP ex NORTH AMERICA ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.27%

AUSTRALIA — 7.22%
Abacus Property Group	5,955	$13,139
Acrux Ltd.	7,355	18,667
AED Oil Ltd.[a,b]	11,395	—
Ainsworth Game Technology Ltd.	3,375	13,934
Amcom Telecommunications Ltd.	6,150	12,055
ARB Corp. Ltd.	3,035	33,482
Ardent Leisure Group	21,810	40,996
Aspen Group	2,651	4,142
Astro Japan Property Trust	6,500	22,159
Aurora Oil and Gas Ltd.[a]	13,235	40,732
Ausdrill Ltd.	10,915	15,814
Ausenco Ltd.	2,216	3,462
Australian Agricultural Co. Ltd.[a]	33,082	35,243
Australian Pharmaceutical Industries Ltd.	30,660	18,727
Automotive Holdings Group	7,370	25,334
AWE Ltd.[a]	18,455	21,845
Beach Energy Ltd.	39,880	54,003
Beadell Resources Ltd.[a,c]	28,510	25,108
Billabong International Ltd.[a]	15,150	5,667
Boart Longyear Ltd.	13,625	5,548
Bradken Ltd.	6,645	39,265
Breville Group Ltd.	2,695	20,544
Buru Energy Ltd.[a,c]	6,425	10,130
BWP Trust	17,035	37,102
Cabcharge Australia Ltd.	3,265	12,460
Cardno Ltd.	5,345	35,835
carsales.com Ltd.	6,100	60,652
Cash Converters International Ltd.	6,190	5,569
Charter Hall Group	6,705	24,572
Charter Hall Retail REIT	10,880	41,623
Clough Ltd.	15,105	20,812
Coalspur Mines Ltd.[a,c]	17,060	3,069
Credit Corp. Group Ltd.	570	5,354
Cudeco Ltd.[a,c]	4,950	9,422
Dart Energy Ltd.[a,c]	40,815	5,411
David Jones Ltd.	20,360	52,441
Decmil Group Ltd.	4,571	10,951
Discovery Metals Ltd.[a,c]	19,460	1,235
Drillsearch Energy Ltd.[a]	12,590	15,439
DUET Group	37,565	76,480
Emeco Holdings Ltd.	34,385	11,233
Energy World Corp. Ltd.[a]	42,970	17,700
Equatorial Resources Ltd.[a]	4,745	3,100
Evolution Mining Ltd.	16,795	13,359
FKP Property Group	11,716	20,580
Fleetwood Corp. Ltd.	2,320	7,404
FlexiGroup Ltd.	7,885	35,093
Flinders Mines Ltd.[a]	73,030	2,766
Forge Group Ltd.	3,240	13,500
G.U.D Holdings Ltd.	4,830	27,122
Galaxy Resources Ltd.[a]	13,280	742
Gindalbie Metals Ltd.[a,c]	8,110	998
GrainCorp Ltd. Class A	6,350	74,202
Gryphon Minerals Ltd.[a]	44,435	6,522
Hills Industries Ltd.	11,965	20,734
Horizon Oil Ltd.[a]	32,845	10,264

Security	Shares	Value

iiNET Ltd.	4,435	$27,298
Imdex Ltd.	5,705	3,890
Independence Group NL	6,745	25,293
Indophil Resources NLa	13,385	1,965
Infigen Energy[a]	44,535	10,965
Intrepid Mines Ltd.[a,c]	43,925	11,855
Investa Office Fund	24,840	73,154
Invocare Ltd.	5,580	57,912
Iress Ltd.	6,090	56,977
JB Hi-Fi Ltd.	3,520	72,665
Karoon Gas Australia Ltd.[a]	6,685	28,043
Kingsgate Consolidated Ltd.[c]	5,275	7,168
Kingsrose Mining Ltd.[a]	9,230	3,365
Linc Energy Ltd.[a,c]	9,265	12,634
M2 Telecommunications Group Ltd.	4,680	28,097
Macmahon Holdings Ltd.[a]	57,483	8,165
McMillan Shakespeare Ltd.	2,190	26,794
Medusa Mining Ltd.[a]	7,315	13,854
Mermaid Marine Australia Ltd.	3,825	13,583
Mesoblast Ltd.[a,c]	7,055	44,093
Miclyn Express Offshore Ltd.	7,730	15,372
Mineral Deposits Ltd.[a]	2,690	7,948
Mineral Resources Ltd.	4,235	45,437
Mirabela Nickel Ltd.[a]	23,820	361
Monadelphous Group Ltd.[c]	3,040	52,335
Mount Gibson Iron Ltd.	3,435	2,895
Myer Holdings Ltd.	20,335	48,141
Navitas Ltd.	8,650	47,508
Nexus Energy Ltd.[a]	50,085	3,699
Northern Star Resources Ltd.	15,910	13,409
NRW Holdings Ltd.	11,440	15,166
OM Holdings Ltd.[a]	24,875	7,538
Pacific Brands Ltd.	42,945	28,670
PanAust Ltd.	18,815	35,990
Panoramic Resources Ltd.	10,210	3,142
Papillon Resources Ltd.[a]	16,325	18,010
Perseus Mining Ltd.[a]	17,255	7,108
Premier Investments Ltd.	4,580	34,523
Primary Health Care Ltd.	17,010	79,572
Qube Logistics Holdings Ltd.	18,910	38,858
Ramelius Resources Ltd.[a]	26,331	3,366
REA Group Ltd.	1,330	52,267
Regis Resources Ltd.	13,520	44,682
Reject Shop Ltd. (The)	840	14,207
Resolute Mining Ltd.	20,740	12,668
Roc Oil Co. Ltd.[a]	25,925	11,907
SAI Global Ltd.	7,555	29,404
Sandfire Resources NLa	4,275	26,435
Saracen Mineral Holdings Ltd.[a,c]	24,145	5,373
Seek Ltd.	10,785	132,665
Senex Energy Ltd.[a]	34,905	27,434
Seven Group Holdings Ltd.	3,455	27,319
Sigma Pharmaceuticals Ltd.	45,825	24,735
Silex Systems Ltd.[a]	5,990	13,613
Silver Lake Resources Ltd.[a]	15,410	11,236
Sirius Resources NLa	5,580	13,897
Sirtex Medical Ltd.	1,490	17,552
Skilled Group Ltd.	8,755	29,266
SMS Management & Technology Ltd.	2,450	10,695
Southern Cross Media Group Ltd.	11,745	21,020
Spark Infrastructure Group	40,750	65,407
St Barbara Ltd.[a]	16,375	7,443
Starpharma Holdings Ltd.[a]	12,980	11,001

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP ex NORTH AMERICA ETF

October 31, 2013

Security	Shares	Value

Sundance Resources Ltd.[a]	75,440	$7,501
Sunland Group Ltd.	10,370	15,712
Super Retail Group Ltd.	4,365	55,305
Thorn Group Ltd.	3,890	9,430
Tiger Resources Ltd.[a]	11,685	4,371
TPG Telecom Ltd.	12,710	56,086
Transfield Services Ltd.	16,950	21,428
Transpacific Industries Group Ltd.[a]	42,048	45,591
Troy Resources Ltd.[a]	3,275	4,156
UGL Ltd.	6,285	43,863
UXC Ltd.	6,350	5,743
Virgin Australia Holdings Ltd.[a]	55,220	21,701
Watpac Ltd.[a]	10,380	9,731
Webjet Ltd.	2,005	5,981
Western Areas NL	6,080	16,121
Wotif.com Holdings Ltd.	4,335	18,226

		3,151,732
AUSTRIA — 0.78%
Atrium European Real Estate Ltd.	5,935	35,550
BWT AG	710	15,251
CA Immobilien Anlagen AG	955	14,567
conwert Immobilien Invest SE	805	10,036
Kapsch TrafficCom AG	160	8,651
Lenzing AG	125	9,346
Oesterreichische Post AG	810	38,118
Palfinger AG	925	34,205
RHI AG	1,385	51,149
Schoeller-Bleckmann Oilfield Equipment AG	430	49,690
Wienerberger AG	3,760	65,481
Zumtobel AG	415	7,428

		339,472
BELGIUM — 1.42%
Ackermans & van Haaren NV	875	94,915
Agfa-Gevaert NVa	8,130	19,342
Barco NV	350	26,556
Befimmo SA	730	52,430
Bekaert NV	821	34,495
Cofinimmo SA	555	67,122
Compagnie d’Entreprises CFE SA	150	11,875
Compagnie Maritime Belge SA	765	20,426
EVS Broadcast Equipment SA	500	32,832
Ion Beam Applications SAa	1,610	13,286
KBC Ancora SCA[a]	391	12,752
Mobistar SA	870	15,151
Nyrstar NVa	5,440	22,409
RHJ International SAa	3,804	19,910
SA D’Ieteren NV	1,140	53,857
Sofina SA	485	51,450
Tessenderlo Chemie NV	1,235	30,960
ThromboGenics NVa,c	1,060	29,311
Van de Velde NV	190	9,687

		618,766
DENMARK — 2.29%
ALK-Abello A/S	315	29,971
Alm. Brand A/Sa	8,140	31,900
Bang & Olufsen A/S Class Ba	1,160	11,206
Bavarian Nordic A/Sa	825	10,075

Security	Shares	Value

East Asiatic Co. Ltd. A/Sa	325	$5,569
Genmab A/Sa	1,465	63,687
GN Store Nord A/S	6,945	158,616
Jyske Bank A/S Registered[a,c]	2,345	132,547
NKT Holding A/S	830	40,333
Pandora A/S	2,050	97,862
SimCorp AS	1,950	63,978
Solar Holdings A/S Class B	145	8,273
Sydbank A/Sa	2,990	88,453
Topdanmark A/Sa	2,900	79,078
Vestas Wind Systems A/Sa	6,630	178,250

		999,798
FINLAND — 2.13%
Amer Sports OYJ Class A	3,215	66,174
Cargotec Corp. OYJ Class B	1,285	47,063
Caverion Corp.[a]	3,695	28,935
Citycon OYJ	7,800	27,889
Elisa OYJ	4,670	117,010
Huhtamaki OYJ	3,125	75,282
Kemira OYJ	2,945	47,364
Konecranes OYJ	1,860	62,812
Metsa Board OYJ Class B	7,690	29,900
Orion OYJ Class B	2,640	71,028
Outokumpu OYJ[a,c]	28,810	16,059
Outotec OYJ[c]	5,180	51,338
Pohjola Bank PLC Class A	5,380	98,155
Ramirent OYJ	2,335	28,125
Sponda OYJ	6,215	32,276
Tieto OYJ	2,015	44,378
Uponor OYJ	1,950	38,572
YIT OYJ	3,695	48,023

		930,383
FRANCE — 3.62%
ALTEN	490	22,230
Altran Technologies SAa	4,525	40,232
Aperam	606	10,397
BOURBON SA	1,771	50,645
Bull[a]	2,591	11,448
Club Mediterranee SAa	530	12,516
Compagnie Plastic Omnium SA	2,175	62,391
Derichebourg[a]	3,295	11,557
Etablissements Maurel et Prom	3,180	51,403
Euro Disney SCA Registered[a]	1,120	7,324
Eurofins Scientific SA	215	59,028
Faiveley Transport SA	205	16,028
Faurecia[a]	1,325	38,801
GameLoft SAa	2,150	22,857
Groupe Steria SCA	491	9,105
Guerbet	100	13,609
Havas SA	9,800	81,751
Ingenico SA	1,575	118,752
Ipsos SA	1,246	52,622
Jacquet Metal Service SA	1,400	23,563
M6-Metropole Television	2,570	59,309
Medica SA	1,750	45,084
Mercialys	1,145	24,712
Mersen	605	22,191
MPI	3,180	13,878
Neopost SA	1,100	83,386

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP ex NORTH AMERICA ETF

October 31, 2013

Security	Shares	Value

Nexans SA	1,300	$58,146
Nexity	950	37,325
Orpea SA	1,265	68,361
Rallye SA	420	17,909
Rubis SCA	790	49,436
Saft Groupe SA	1,387	44,086
Sartorius Stedim Biotech SA	85	12,798
Sechilienne-Sidec	1,355	33,177
Societe de la Tour Eiffel	385	25,856
Soitec SAa,c	8,167	18,542
Solocal Group[a]	2,486	5,813
Technicolor SA Registered[a]	8,271	44,865
Teleperformance SA	2,050	108,859
Ubisoft Entertainment SAa	2,730	35,184
Vicat SA	405	30,310
Virbac SA	125	25,176

		1,580,662
GERMANY — 6.31%
Aareal Bank AGa	1,545	59,495
Air Berlin PLC[a,c]	6,225	14,387
AIXTRON SEa	3,335	48,218
Alstria Office REIT AG	2,425	30,785
Aurubis AG	1,260	79,585
Bauer AG	710	17,505
BayWa AG Registered	1,145	58,475
Bechtle AG	220	14,147
Delticom AG	190	10,040
Deutsche EuroShop AG	1,410	62,778
Deutsche Wohnen AG Bearer	4,480	84,415
DEUTZ AGa	4,770	45,459
Dialog Semiconductor PLC[a]	2,166	41,785
DIC Asset AG	2,596	28,763
DMG MORI SEIKI AG	2,575	84,945
Duerr AG	340	29,860
ElringKlinger AG	1,460	62,265
Freenet AG	3,455	90,113
GAGFAH SAa	3,090	43,983
Gerresheimer AG	940	62,389
Gerry Weber International AG	975	40,528
Grenkeleasing AG	510	50,600
GSW Immobilien AG	1,335	62,043
H&R AGa	855	10,367
Heidelberger Druckmaschinen AGa	7,240	19,459
Jenoptik AG	2,705	47,384
Kloeckner & Co. SEa	2,830	40,071
Kontron AG	3,955	27,131
Krones AG	600	52,662
KUKA AG	1,345	61,365
LEONI AG	1,225	83,286
MorphoSys AGa	655	50,855
Nordex SEa	2,820	49,648
NORMA Group SE	950	47,664
Pfeiffer Vacuum Technology AG	335	39,126
ProSiebenSat.1 Media AG Registered	3,040	144,981
Rational AG	155	47,623
Rheinmetall AG	755	46,892
Rhoen Klinikum AG	2,410	67,379
SGL Carbon SE	1,745	68,299
Sky Deutschland AGa	15,430	152,503
SMA Solar Technology AG	401	16,398
Stada Arzneimittel AG	1,895	109,246

Security	Shares	Value

Symrise AG	3,985	$169,138
TAG Immobilien AG	2,600	31,459
Vossloh AG	470	48,549
Wincor Nixdorf AG	1,280	84,937
Wirecard AG	3,155	115,187

		2,754,172
GREECE — 1.14%
Alpha Bank AEa	56,260	50,633
Folli Follie Group[a]	1,050	31,262
Hellenic Exchanges SA	2,050	21,627
Intralot SA	3,710	9,835
Jumbo SAa	2,805	37,753
Motor Oil (Hellas) Corinth Refineries SA	1,730	20,650
National Bank of Greece SAa	12,955	73,091
OPAP SA	6,485	80,670
Piraeus Bank SAa,c	32,138	66,848
Public Power Corp. SA	3,050	45,445
Titan Cement Co. SAa	2,140	58,477

		496,291
HONG KONG — 2.92%
AMVIG Holdings Ltd.	30,000	14,085
Anton Oilfield Services Group[c]	30,000	18,960
Boshiwa International Holding Ltd.[a,b]	20,000	1,083
China Aerospace International Holdings Ltd.	130,000	14,923
China Hongxing Sports Ltd.[a,b]	198,000	2
Chow Sang Sang Holdings International Ltd.	10,000	32,439
CITIC 21CN Co. Ltd.[a]	220,000	13,620
Citic Telecom International Holdings Ltd.	65,000	20,373
CST Mining Group Ltd.[a]	600,000	6,965
Dickson Concepts International Ltd.	25,000	15,575
Emperor Watch & Jewellery Ltd.[c]	100,000	7,997
EVA Precision Industrial Holdings Ltd.	90,000	12,885
Far East Consortium International Ltd.	20,000	6,604
G-Resources Group Ltd.[a]	861,000	25,764
Giordano International Ltd.	60,000	56,262
Henderson Investment Ltd.	260,000	20,457
Heng Tai Consumables Group Ltd.[a]	402,500	7,424
HKR International Ltd.	36,000	17,598
Honghua Group Ltd.[c]	70,000	21,308
I.T Ltd.	20,000	6,088
Inspur International Ltd.	300,000	12,382
Integrated Waste Solutions Group Holdings Ltd.[a,b,c]	40,000	—
Ju Teng International Holdings Ltd.[c]	30,000	21,824
L’sea Resources International Holdings Ltd.[a]	200,000	10,577
Lai Sun Development Co. Ltd.[a]	450,583	12,902
Luk Fook Holdings International Ltd.	10,000	35,728
Man Wah Holdings Ltd.	14,000	24,125
Microport Scientific Corp.	25,000	16,961
Midland Holdings Ltd.	40,000	16,303
Minth Group Ltd.	30,000	62,840
Mongolia Energy Corp. Ltd.[a]	245,000	8,532
NagaCorp Ltd.	40,000	36,940
Neo-Neon Holdings Ltd.[a]	42,500	9,812
New World Department Store China Ltd.	25,000	14,478
Newocean Energy Holdings Ltd.	40,000	24,352
Pacific Basin Shipping Ltd.	65,000	46,530
Peace Mark Holdings Ltd.[a,b]	30,000	—
PetroAsian Energy Holdings Ltd.[a]	520,000	10,865
Ports Design Ltd.	16,000	11,928

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP ex NORTH AMERICA ETF

October 31, 2013

Security	Shares	Value

Pou Sheng International Holdings Ltd.[a]	75,000	$3,966
Prosperity REIT	85,000	25,545
Real Gold Mining Ltd.[a,b,c]	27,000	—
Regal Hotels International Holdings Ltd.	20,000	10,912
REXLot Holdings Ltd.	250,000	21,927
Road King Infrastructure Ltd.	10,000	10,073
Sa Sa International Holdings Ltd.	30,000	32,736
Silver Base Group Holdings Ltd.[a,c]	50,300	8,369
Singamas Container Holdings Ltd.	110,000	25,680
Sino Oil And Gas Holdings Ltd.[a,c]	475,000	12,988
Sinopoly Battery Ltd.[a]	400,000	19,089
SmarTone Telecommunications Holding Ltd.[c]	20,000	26,364
Stella International Holdings Ltd.	7,500	18,477
Sunlight REIT	65,000	25,654
Synear Food Holdings Ltd.[a]	95,000	14,246
TCC International Holdings Ltd.	70,000	26,003
TCL Communication Technology Holdings Ltd.[a]	20,000	18,186
Titan Petrochemicals Group Ltd.[a,b]	400,000	1
Towngas China Co. Ltd.	40,000	39,417
TPV Technology Ltd.	30,000	6,346
Trinity Ltd.	40,000	14,962
Truly International Holdings Ltd.	31,000	19,672
United Laboratories International Holdings Ltd. (The)[a,c]	40,000	16,871
Value Partners Group Ltd.	30,000	18,225
Varitronix International Ltd.[c]	20,000	17,799
Vitasoy International Holdings Ltd.[c]	30,000	38,694
Yanchang Petroleum International Ltd.[a]	250,000	10,963
Yingde Gases Group Co. Ltd.	40,000	41,068
Yip’s Chemical Holdings Ltd.[c]	20,000	16,819
Yuexiu REIT	75,000	37,727

		1,276,270
IRELAND — 1.32%
C&C Group PLC	9,710	56,988
DCC PLC	2,360	106,126
Glanbia PLC	4,190	58,786
Grafton Group PLC	7,445	71,169
Kenmare Resources PLC[a]	52,390	17,128
Kingspan Group PLC	4,795	80,312
Paddy Power PLC	955	77,899
Smurfit Kappa Group PLC	4,445	108,169

		576,577
ISRAEL — 0.57%
Africa Israel Investments Ltd.[a]	4,657	7,857
Allot Communications Ltd.[a]	1,180	15,709
Babylon Ltd.	1,310	2,810
Clal Industries Ltd.	2,380	10,645
Discount Investment Corp. Ltd. Registered[a]	1,450	10,157
Frutarom	1,865	33,509
Given Imaging Ltd.[a]	920	18,465
Hadera Paper Ltd.[a]	425	25,071
Jerusalem Economy Ltd.	940	8,443
Kamada Ltd.[a]	1,305	18,909
Menorah Mivtachim Holdings Ltd.	1,505	17,402
Nova Measuring Instruments Ltd.[a]	1,290	11,364
Phoenix Holdings Ltd.	10,000	39,470
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	355	19,267
Tower Semiconductor Ltd.[a]	1,764	8,583

		247,661

Security	Shares	Value

ITALY — 3.41%
A2A SpA	29,455	$33,257
ACEA SpA	2,150	22,419
Amplifon SpA	4,360	23,295
Ansaldo STS SpA	3,471	36,948
Autostrada Torino-Milano SpA	1,140	17,234
Azimut Holding SpA	3,450	87,755
Banca Carige SpA[a,c]	17,600	14,141
Banca Generali SpA	1,150	30,127
Banca Piccolo Credito Valtellinese Scrl[a]	13,420	24,083
Banca Popolare dell’Emilia Romagna SCa	9,795	94,346
Banca Popolare di Milano Scrl[a]	105,065	70,547
Banca Popolare di Sondrio Scrl	8,725	50,270
Banco di Desio e della Brianza SpA	2,880	9,084
Beni Stabili SpA	23,810	16,379
CIR SpA[a]	15,740	26,256
COFIDE SpA[a]	42,645	33,655
Credito Emiliano SpA	4,285	32,535
Danieli & C. Officine Meccaniche SpA RNC	2,525	52,349
DiaSorin SpA	1,040	49,288
ERG SpA	1,545	18,904
Fondiaria-Sai SpA[a]	14,935	38,354
Geox SpA[c]	3,135	8,601
Gruppo Editoriale L’Espresso SpA[a]	9,140	18,291
Hera SpA	14,965	30,253
Indesit Co. SpA	1,865	19,320
Industria Macchine Automatiche SpA	865	29,681
Interpump Group SpA	4,325	48,215
Iren SpA	18,955	28,398
Italcementi SpA	2,865	13,477
Italcementi SpA RNC	3,905	34,773
Juventus Football Club SpA[a]	18,845	6,133
Milano Assicurazioni SpA[a]	21,205	18,147
Piaggio & C. SpA	9,575	27,674
Recordati SpA	2,465	32,406
Safilo Group SpA[a]	1,490	30,587
Salvatore Ferragamo SpA	1,125	38,603
Saras SpA[a]	7,601	9,414
Societa Cattolica di Assicurazioni Scrl	2,336	59,228
Societa Iniziative Autostradali e Servizi SpA	1,745	18,314
Sorin SpA[a]	14,730	40,652
Tod’s SpA	315	52,545
Trevi Finanziaria Industriale SpA	981	9,042
Unipol Gruppo Finanziario SpA	7,775	41,329
Yoox SpA[a]	1,715	61,786
Zignago Vetro SpA	4,828	31,059

		1,489,154
JAPAN — 18.13%
Accordia Golf Co. Ltd.	4,500	49,353
Adeka Corp.	5,000	58,659
Advan Co. Ltd.	1,500	18,484
AEON Delight Co. Ltd.	1,000	19,448
Aica Kogyo Co. Ltd.	1,000	20,467
Akebono Brake Industry Co. Ltd.[c]	7,000	33,605
Amano Corp.	4,500	43,986
AS ONE Corp.	1,000	22,098
Asahi Diamond Industrial Co. Ltd.	2,000	19,386
Asahi Holdings Inc.	500	8,251
Asahi Organic Chemicals Industry Co. Ltd.	10,000	22,424
Askul Corp.	500	16,002

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP ex NORTH AMERICA ETF

October 31, 2013

Security	Shares	Value

Asunaro Aoki Construction Co. Ltd.	2,500	$14,601
Bank of Okinawa Ltd. (The)	1,500	58,022
Best Denki Co. Ltd.[a]	9,500	14,815
Central Glass Co. Ltd.	5,000	17,378
Chuetsu Pulp & Paper Co. Ltd.	10,000	16,206
CKD Corp.	1,000	9,265
CMK Corp.	3,000	8,623
Coca-Cola East Japan Co. Ltd.	2,485	44,072
Colowide Co. Ltd.	5,000	50,352
Dai Nippon Toryo Co. Ltd.	10,000	16,920
Daibiru Corp.	3,000	38,100
Daiei Inc. (The)[a]	6,000	20,793
Daifuku Co. Ltd.	5,000	64,112
Daihen Corp.	5,000	21,303
Daiichi Chuo Kisen Kaisha[a]	10,000	11,518
Daikokutenbussan Co. Ltd.	1,000	30,028
Daikyo Inc.	5,000	15,493
Daio Paper Corp.	5,000	36,948
Daiseki Co. Ltd.	2,000	39,242
Daisyo Corp.	2,500	33,024
Daiwabo Holdings Co. Ltd.	15,000	28,743
Denyo Co. Ltd.	1,500	18,454
Doutor Nichires Holdings Co. Ltd.	3,000	54,520
Duskin Co. Ltd.	3,500	71,170
Dwango Co. Ltd.	1,000	18,194
EDION Corp.	4,000	20,018
Eighteenth Bank Ltd. (The)	10,000	23,035
Eiken Chemical Co. Ltd.	1,500	27,749
Enplas Corp.	500	32,871
ESPEC Corp.	2,000	15,574
Foster Electric Co. Ltd.	1,000	19,529
Fudo Tetra Corp.[a]	4,500	8,715
Fuji Kyuko Co. Ltd.[c]	5,000	41,331
Fuji Oil Co. Ltd.	3,000	54,643
Fuji Seal International Inc.	500	15,044
Fuji Soft Inc.	2,000	39,792
Fujibo Holdings Inc.	5,000	10,193
Fujimi Inc.	500	6,717
Fujita Kanko Inc.	5,000	21,914
Fujitsu Frontech Ltd.	2,000	16,431
Funai Electric Co. Ltd.	500	5,310
Furukawa Co. Ltd.	15,000	31,189
Furuno Electric Co. Ltd.	2,000	13,067
Futaba Corp.	1,500	20,762
Futaba Industrial Co. Ltd.[a]	4,000	14,881
Fuyo General Lease Co. Ltd.	1,000	41,433
Gecoss Corp.	1,500	11,589
Geo Holdings Corp.	2,000	18,673
GMO Internet Inc.	3,500	39,741
Goldcrest Co. Ltd.	1,060	28,296
Gun-Ei Chemical Industry Co. Ltd.	5,000	24,768
H.I.S. Co. Ltd.	500	26,960
Hanwa Co. Ltd.	15,000	69,718
Hazama Ando Corp.	3,000	11,039
Heiwa Real Estate Co. Ltd.	3,000	54,062
Hioki E.E. Corp.	1,000	14,310
Hitachi Kokusai Electric Inc.	5,000	67,169
Hitachi Zosen Corp.	7,000	55,580
Hogy Medical Co. Ltd.	1,000	58,200
Hokkan Holdings Ltd.	5,000	15,799
Hokuetsu Kishu Paper Co. Ltd.	7,500	34,935
Honeys Co. Ltd.	1,100	12,075
HORIBA Ltd.	1,500	54,734

Security	Shares	Value

Hosiden Corp.	4,500	$24,585
Ichibanya Co. Ltd.	1,500	64,214
Ichiyoshi Securities Co. Ltd.	500	7,074
Iida Home Max Co. Ltd.[a]	5,000	114,973
Iino Kaiun Kaisha Ltd.	1,500	9,846
Inaba Denki Sangyo Co. Ltd.	2,000	60,279
Inaba Seisakusho Co. Ltd.	1,500	19,448
Iseki & Co. Ltd.	10,000	32,413
Ishihara Sangyo Kaisha Ltd.[a]	20,000	18,551
IT Holdings Corp.	1,500	21,573
Iwatani Corp.	5,000	22,984
Japan Airport Terminal Co. Ltd.	3,500	84,655
Japan Bridge Corp.[a]	6,500	13,780
Japan Digital Laboratory Co. Ltd.	1,500	17,903
Japan Securities Finance Co. Ltd.	5,000	36,490
Japan Transcity Corp.	5,000	16,614
JCR Pharmaceuticals Co. Ltd.	500	9,092
Joshin Denki Co. Ltd.	5,000	40,771
Juki Corp.[a]	10,000	18,856
JVC Kenwood Corp.	6,000	11,742
Kadokawa Corp.[c]	1,000	36,439
Kanematsu Corp.	25,000	33,891
Kanto Denka Kogyo Co. Ltd.[a]	5,000	10,651
Keihin Corp.	500	8,149
Keiyo Co. Ltd.[c]	5,000	23,545
Kenedix Inc.[a]	6,500	33,524
Kinugawa Rubber Industrial Co. Ltd.	5,000	27,571
Kisoji Co. Ltd.	2,500	46,224
Kitagawa Iron Works Co. Ltd.	5,000	10,498
Kitz Corp.	1,500	6,452
Kiyo Bank Ltd. (The)[a]	4,500	59,948
Komori Corp.	2,500	39,216
Kourakuen Corp.[c]	2,500	31,419
Kureha Corp.	10,000	38,528
Kyoei Steel Ltd.	500	10,320
Kyoritsu Maintenance Co. Ltd.	1,500	57,639
Kyowa Exeo Corp.	5,000	59,321
Leopalace21 Corp.[a]	5,500	38,064
Maeda Corp.	5,000	35,878
Maezawa Kasei Industries Co. Ltd.	1,500	15,977
Makino Milling Machine Co. Ltd.	5,000	32,667
Mars Engineering Corp.	1,000	19,132
Maruha Nichiro Holdings Inc.	20,000	38,324
Marusan Securities Co. Ltd.	2,500	20,411
Matsuya Co. Ltd.[a]	1,500	18,301
Matsuya Foods Co. Ltd.	2,000	31,883
Megachips Corp.	1,000	16,390
MEGMILK SNOW BRAND Co. Ltd.	2,000	28,437
Meidensha Corp.	10,000	37,305
Meitec Corp.	2,000	53,267
MIRAIT Holdings Corp.	1,500	13,317
Mitsubishi Paper Mills Ltd.[a]	40,000	36,286
Mitsubishi Steel Manufacturing Co. Ltd.	5,000	14,219
Mitsui Matsushima Co. Ltd.	5,000	7,746
Mitsumi Electric Co. Ltd.[a]	3,500	23,509
Mitsuuroko Holdings Co. Ltd.	2,000	9,642
Miura Co. Ltd.	1,500	39,338
Monex Group Inc.	3,000	10,886
MonotaRO Co. Ltd.	1,000	23,453
Mr Max Corp.	2,500	8,536
Nachi-Fujikoshi Corp.	10,000	48,925
Nagaileben Co. Ltd.	2,000	33,045
Net One Systems Co. Ltd.	3,000	20,946

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP ex NORTH AMERICA ETF

October 31, 2013

Security	Shares	Value

Nice Holdings Inc.	5,000	$12,996
Nichi-Iko Pharmaceutical Co. Ltd.	1,500	37,412
Nichicon Corp.	2,500	26,068
Nichii Gakkan Co.	1,000	10,030
Nifco Inc.	3,000	79,808
Nihon Dempa Kogyo Co. Ltd.	1,500	13,959
Nihon Kohden Corp.	2,000	82,255
Nihon Unisys Ltd.	4,500	40,088
Nikkiso Co. Ltd.	5,000	61,920
Nippon Carbon Co. Ltd.	10,000	19,468
Nippon Chemi-Con Corp.[a]	5,000	22,526
Nippon Chemiphar Co. Ltd.	5,000	23,443
Nippon Coke & Engineering Co. Ltd.	15,000	18,958
Nippon Denko Co. Ltd.	5,000	14,525
Nippon Gas Co. Ltd.	1,500	16,772
Nippon Parking Development Co. Ltd.	265	20,528
Nippon Soda Co. Ltd.	5,000	30,527
Nippon Suisan Kaisha Ltd.[a]	16,000	32,616
Nippon Yakin Kogyo Co. Ltd.[a]	5,000	16,512
Nishimatsu Construction Co. Ltd.	5,000	17,582
Nishio Rent All Co. Ltd.	1,000	27,010
Nissha Printing Co. Ltd.[a]	1,000	16,288
Nissin Kogyo Co. Ltd.	2,500	46,657
Nitto Boseki Co. Ltd.	10,000	46,377
Nitto Kogyo Corp.	1,000	15,809
NOF Corp.	10,000	69,412
Noritsu Koki Co. Ltd.	3,000	19,876
Noritz Corp.	2,500	58,022
Oenon Holdings Inc.	10,000	25,991
Oita Bank Ltd. (The)	10,000	36,694
Okabe Co. Ltd.	2,000	26,745
Oki Electric Industry Co. Ltd.[a]	15,000	34,247
Okumura Corp.	15,000	71,094
Olympic Corp.	1,500	11,130
Onoken Co. Ltd.	2,500	30,017
Optex Co. Ltd.	1,000	16,461
OSG Corp.	4,000	64,621
Panasonic Industrial Devices SUNX Co. Ltd.	3,000	13,791
Paramount Bed Holdings Co. Ltd.	600	20,701
Parco Co. Ltd.	2,000	20,569
Pasona Group Inc.	30	23,484
Penta-Ocean Construction Co. Ltd.	10,000	30,170
Pioneer Corp.[a,c]	11,000	20,181
Raito Kogyo Co. Ltd.	1,500	12,415
Resorttrust Inc.	2,000	76,037
Right On Co. Ltd.	2,000	17,185
Riken Technos Corp.	5,000	22,373
Ringer Hut Co. Ltd.[c]	2,500	36,464
Round One Corp.	4,000	21,201
Royal Holdings Co. Ltd.	3,500	56,187
Ryosan Co. Ltd.	2,000	38,732
S.T. Corp.	1,500	15,304
Sagami Chain Co. Ltd.	5,000	44,899
Saibu Gas Co. Ltd.	10,000	24,870
Saizeriya Co. Ltd.	2,500	30,909
San-Ai Oil Co. Ltd.	5,000	21,608
Sanken Electric Co. Ltd.[a]	5,000	27,571
Sankyo Tateyama Inc.	500	10,570
Sankyu Inc.	10,000	35,776
Sanshin Electronics Co. Ltd.	2,500	16,334
Sanwa Holdings Corp.	5,000	32,005
Sanyo Special Steel Co. Ltd.	5,000	26,909
Sasebo Heavy Industries Co. Ltd.[a]	10,000	10,396

Security	Shares	Value

Seiko Holdings Corp.	5,000	$22,475
Senshukai Co. Ltd.	3,000	25,961
Shikoku Chemicals Corp.	5,000	36,439
Shima Seiki Manufacturing Ltd.	1,000	20,487
Shimojima Co. Ltd.	1,000	9,744
Shinwa Co. Ltd.	1,500	17,429
Ship Healthcare Holdings Inc.	1,500	61,462
SHO-BOND Holdings Co. Ltd.	500	23,367
Showa Corp.	2,500	34,579
Sinfonia Technology Co. Ltd.	10,000	17,735
Sintokogio Ltd.	1,500	11,268
Sodick Co. Ltd.	1,000	4,668
Star Micronics Co. Ltd.	2,500	26,909
Start Today Co. Ltd.	2,000	55,754
Sumitomo Mitsui Construction Co. Ltd.[a]	27,000	35,226
Sumitomo Warehouse Co. Ltd. (The)	5,000	29,253
SWCC Showa Holdings Co. Ltd.[a]	10,000	11,416
T-Gaia Corp.	2,500	25,201
Tadano Ltd.	5,000	68,596
Taikisha Ltd.	1,000	23,249
Taisei Lamick Co. Ltd.	1,000	25,461
Takaoka Toko Holdings Co. Ltd.	500	10,157
Takiron Co. Ltd.	5,000	21,252
Tamura Corp.	10,000	26,297
Tatsuta Electric Wire and Cable Co. Ltd.	1,000	7,053
Tekken Corp.[a,c]	5,000	16,308
Tenma Corp.	2,500	32,362
Toa Oil Co. Ltd.	15,000	28,132
Toagosei Co. Ltd.	15,000	67,883
TOC Co. Ltd.	5,000	40,465
Toda Kogyo Corp.	5,000	15,238
Toho Bank Ltd. (The)	15,000	47,090
Toho Holdings Co. Ltd.	3,000	57,915
Toho Titanium Co. Ltd.[c]	1,000	7,940
Toho Zinc Co. Ltd.	5,000	15,034
TOKAI Holdings Corp.	4,000	14,188
Tokai Tokyo Financial Holdings Inc.	5,000	41,688
TOKO Inc.[a]	5,000	17,480
Tokushu Tokai Paper Co. Ltd.	5,000	10,295
Tokuyama Corp.	15,000	57,792
Tokyo Dome Corp.	5,000	34,247
Tokyo Ohka Kogyo Co. Ltd.	2,500	55,091
Tokyo Seimitsu Co. Ltd.	500	9,525
Tokyo Tomin Bank Ltd. (The)	3,500	37,422
Tokyotokeiba Co. Ltd.	5,000	20,283
Tokyu Construction Co. Ltd.[a]	2,750	16,117
TOLI Corp.	10,000	20,997
Tomy Co. Ltd.	2,500	12,894
Topcon Corp.	2,500	37,534
Torishima Pump Manufacturing Co. Ltd.	1,000	8,888
Tosho Printing Co. Ltd.	5,000	13,403
Totetsu Kogyo Co. Ltd.	500	11,242
Toyo Construction Co. Ltd.	2,500	8,817
Toyo Electric Manufacturing Co. Ltd.	5,000	16,308
Toyo Engineering Corp.	5,000	21,252
Toyo Ink SC Holdings Co. Ltd.	5,000	25,431
Toyo Tanso Co. Ltd.	1,000	18,958
Trans Cosmos Inc.	2,500	43,293
TS Tech Co. Ltd.	500	18,703
TSI Holdings Co. Ltd.	3,000	21,190
Tsubakimoto Chain Co.	5,000	33,126
Tsukui Corp.	1,000	11,090
ULVAC Inc.[a]	2,500	25,507

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP ex NORTH AMERICA ETF

October 31, 2013

Security	Shares	Value

Unipres Corp.	500	$10,075
United Arrows Ltd.	1,000	43,013
Unitika Ltd.[a]	20,000	12,231
Wacom Co. Ltd.	5,500	40,699
Watami Co. Ltd.[c]	2,000	30,782
Wood One Co. Ltd.	5,000	14,168
Xebio Co. Ltd.	900	19,438
Yachiyo Bank Ltd. (The)	1,000	27,235
Yamada SxL Home Co. Ltd.[a,c]	5,000	6,982
Yamanashi Chuo Bank Ltd. (The)	10,000	42,198
Yomiuri Land Co. Ltd.	5,000	37,203
Zensho Holdings Co. Ltd.	4,500	51,417

		7,916,059

NETHERLANDS — 2.37%
Aalberts Industries NV	3,934	117,876
Arcadis NV	2,160	67,907
ASM International NV	1,980	65,451
BinckBank NV	2,975	28,716
Corbion NV	2,434	56,601
Delta Lloyd NV	6,062	129,059
Eurocommercial Properties NV	1,270	54,076
Grontmij NVa	2,426	12,381
Koninklijke BAM Groep NV	6,895	36,923
Koninklijke Ten Cate NV	775	23,590
Koninklijke Wessanen NV	6,110	22,926
Nutreco NV	2,290	112,435
PostNL NVa	11,295	59,303
Royal Imtech NVa,c	15,975	47,128
TKH Group NV	395	12,654
TomTom NVa	2,670	20,694
Unit4 NV	995	46,966
USG People NV	3,067	40,699
VastNed Retail NV	220	10,186
Wereldhave NV	860	67,029

		1,032,600

NEW ZEALAND — 1.26%
Freightways Ltd.	13,150	47,567
Goodman Property Trust	64,275	54,800
Infratil Ltd.	31,070	64,296
Kathmandu Holdings Ltd.	9,085	29,253
Mainfreight Ltd.	3,330	31,974
New Zealand Oil & Gas Ltd.	23,725	16,496
Nuplex Industries Ltd.	12,575	36,431
Precinct Properties New Zealand Ltd.	55,315	45,558
Ryman Healthcare Ltd.	16,330	102,055
Tower Ltd.	21,880	33,506
Trade Me Group Ltd.	17,365	64,682
Vital Healthcare Property Trust	21,265	22,707

		549,325

NORWAY — 2.41%
Algeta ASA[a,c]	1,800	71,573
Archer Ltd.[a]	8,360	7,660
Atea ASA	5,365	59,533
Austevoll Seafood ASA	1,440	8,958
BW Offshore Ltd.	19,100	26,236
Cermaq ASA	1,680	29,800
Det norske oljeselskap ASA[a,c]	2,225	31,723

Security	Shares	Value

DNO International ASA[a]	34,280	$97,231
Fred Olsen Energy ASA	1,060	44,679
Golden Ocean Group Ltd.	5,581	8,408
Marine Harvest ASA	81,455	95,592
Nordic Semiconductor ASA[a]	6,121	25,934
Norwegian Air Shuttle ASa	515	21,205
Norwegian Property ASA	23,940	30,671
Opera Software ASA	1,185	14,345
Petroleum Geo-Services ASA	6,555	79,571
Prosafe SE	5,680	48,752
REC Silicon ASA[a]	73,770	36,837
Rec Solar ASA[a]	1	13
SpareBank 1 SMN	4,720	39,877
SpareBank 1 SR Bank ASA	3,495	31,438
Storebrand ASA[a]	11,250	72,708
TGS-NOPEC Geophysical Co. ASA	3,710	102,173
Tomra Systems ASA	7,350	67,658

		1,052,575

PORTUGAL — 0.67%
Altri SGPS SA	12,935	42,187
Banco Comercial Portugues SA Registered[a,c]	358,410	53,696
Mota-Engil SGPS SA	4,855	22,375
Portucel SA	10,720	41,390
Semapa - Sociedade de Investimento e Gestao SGPS SA	2,565	25,208
Sonae SGPS SA	36,930	53,470
ZON OPTIMUS SGPS SA	7,860	54,133

		292,459

SINGAPORE — 3.68%
AIMS AMP Capital Industrial REIT	25,000	31,947
ARA Asset Management Ltd.	22,660	33,524
Ascendas Hospitality Trust	60,000	36,522
Ascendas India Trust	30,000	15,479
Ascott Residence Trust[c]	30,000	31,685
Asiasons Capital Ltd.[a,c]	25,000	3,285
Biosensors International Group Ltd.[c]	55,000	41,682
Blumont Group Ltd.[a]	52,500	4,952
Cache Logistics Trust	45,000	43,355
Cambridge Industrial Trust	85,200	48,083
CapitaRetail China Trust	40,000	44,987
CDL Hospitality Trusts	40,000	53,694
China Fishery Group Ltd.	35,400	11,273
CitySpring Infrastructure Trust[c]	95,000	36,764
CSE Global Ltd.[c]	25,000	19,047
Ezion Holdings Ltd.	25,000	45,148
Ezra Holdings Ltd.[a,c]	25,000	27,008
Far East Holdings Ltd.[c]	5,000	7,901
Far East Hospitality Trust	30,000	21,647
First REIT	15,000	13,424
First Resources Ltd.	20,000	31,443
Fortune REIT	30,000	24,223
Frasers Centrepoint Trust	25,000	37,389
Frasers Commercial Trust	55,200	57,410
Gallant Venture Ltd.[a,c]	115,000	25,497
GMG Global Ltd.	230,000	18,729
GuocoLeisure Ltd.	35,000	23,280
Hi-P International Ltd.	15,000	7,316
Hong Leong Asia Ltd.[c]	10,000	11,730
Hyflux Ltd.	30,500	28,524
Jurong Technologies Industrial Corp. Ltd.[a,b]	60,000	—

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP ex NORTH AMERICA ETF

October 31, 2013

Security	Shares	Value

Keppel REIT Management Ltd.	45,000	$43,899
LionGold Corp. Ltd.[a]	35,000	5,644
Lippo Malls Indonesia Retail Trust[c]	85,000	30,838
Mapletree Commercial Trust	40,000	40,634
Mapletree Industrial Trust	60,000	66,997
Mapletree Logistics Trust[c]	65,600	57,913
Midas Holdings Ltd.	50,000	20,156
Oceanus Group Ltd.[a,c]	420,899	5,090
OSIM International Ltd.[c]	20,000	34,023
OUE Ltd.	15,000	29,266
Pacific Andes Resources Development Ltd.	75,000	7,740
Parkway Life REIT	25,000	48,978
Perennial China Retail Trust	20,000	8,707
Raffles Education Corp. Ltd.[a]	65,800	15,915
Raffles Medical Group Ltd.	20,000	51,437
Sabana Shari’ah Compliant Industrial REIT	30,000	26,363
SATS Ltd.	20,000	54,823
Sound Global Ltd.[a,c]	35,000	19,752
Starhill Global REIT	55,000	35,917
Super Group Ltd.	10,000	33,942
Swiber Holdings Ltd.[c]	20,000	10,078
Tat Hong Holdings Ltd.[c]	30,000	22,615
Tiger Airways Holdings Ltd.[a]	72,000	30,185
United Engineers Ltd.	15,000	22,373
UOB-Kay Hian Holdings Ltd.	5,000	6,692
Ying Li International Real Estate Ltd.[a]	65,000	21,486
Yoma Strategic Holdings Ltd.[c]	30,000	18,503

		1,606,914

SOUTH KOREA — 1.41%
3S Korea Co. Ltd.[a]	1,950	10,442
Chong Kun Dang Pharm Corp.	145	10,895
CJ E&M Corp.[a]	145	5,017
CJ O Shopping Co. Ltd.	60	20,024
CNK International Co. Ltd.[a]	1,860	9,223
Daesang Corp.	400	13,085
Dong-A ST Co. Ltd.[a]	55	6,455
Gamevil Inc.[a]	85	4,063
GemVax & Kael Co. Ltd.[a]	835	15,153
Green Cross Cell Corp.[a]	155	4,164
GS Home Shopping Inc.	30	6,918
Hanjin Heavy Industries & Construction Co. Ltd.[a]	1,150	13,335
Hanmi Pharm Co. Ltd.[a]	45	5,473
Hotel Shilla Co. Ltd.	976	63,027
Hyundai Greenfood Co. Ltd.	1,400	22,305
Hyundai Home Shopping Network Corp.	115	18,213
iMarketKorea Inc.	250	5,951
Kolon Industries Inc.	200	11,181
Korean Reinsurance Co.	2,700	30,290
Kumho Tire Co. Inc.[a]	3,800	44,421
LG Fashion Corp.	350	10,724
LG Innotek Co. Ltd.[a]	140	11,311
LG International Corp.	700	19,665
LIG Insurance Co. Ltd.	300	7,466
Lotte Food Co. Ltd.	15	9,262
LOTTE Himart Co. Ltd.	240	18,892
Medipost Co. Ltd.[a]	130	9,486
Medy-Tox Inc.	60	9,899
Meritz Fire & Marine Insurance Co. Ltd.	450	6,342
Nexen Tire Corp.	600	8,994
Ottogi Corp.	45	14,530
Paradise Co. Ltd.	410	10,513

Security	Shares	Value

Partron Co. Ltd.	590	$9,539
Seegene Inc.[a]	145	7,901
Seoul Semiconductor Co. Ltd.	685	28,543
SK Broadband Co. Ltd.[a]	2,130	9,106
SK Chemicals Co. Ltd.	250	12,232
SM Entertainment Co.[a]	255	9,652
STX Offshore & Shipbuilding Co. Ltd.[a]	8,800	25,718
Taihan Electric Wire Co. Ltd.[a]	3,850	7,440
ViroMed Co. Ltd.[a]	195	7,749
Young Poong Corp.	15	19,939
Youngone Corp.	600	20,306

		614,844
SPAIN — 2.64%
Abengoa SAc	5,000	15,519
Abengoa SA Class B	7,015	17,042
Almirall SA	1,970	29,487
Antena 3 Television SA	2,090	35,091
Bolsas y Mercados Espanoles	2,076	77,797
Construcciones y Auxiliar de Ferrocarriles SA	120	62,458
Duro Felguera SA	3,545	23,230
Ebro Foods SA	3,525	79,743
Ence Energia y Celulosa SA	10,025	40,342
FAES FARMA SA	8,383	30,258
Fomento de Construcciones y Contratas SAa	1,721	39,728
Gamesa Corporacion Tecnologica SAa	8,205	79,644
Grupo Catalana Occidente SA	2,825	95,823
Indra Sistemas SA	4,380	72,467
Melia Hotels International SA	3,615	41,086
NH Hoteles SAa,c	3,865	20,230
Obrascon Huarte Lain SA	2,140	89,898
Papeles y Cartones de Europa SA	5,141	27,642
Prosegur Compania de Seguridad SA	8,850	52,698
Realia Business SAa	5,511	5,994
Sacyr SAa,c	7,407	40,007
Tecnicas Reunidas SA	1,000	51,593
Tubacex SA	2,060	7,954
Tubos Reunidos SA	390	976
Viscofan SA	1,565	83,179
Zeltia SAa	9,905	34,338

		1,154,224
SWEDEN — 4.48%
AarhusKarlshamn AB	940	55,708
Active Biotech ABa	1,735	19,304
AF AB Class B	715	22,651
Avanza Bank Holding AB	1,885	60,736
Axfood ABc	905	46,921
Axis Communications AB	1,630	56,373
Betsson AB	1,330	41,928
Billerud AB	7,185	84,496
Castellum AB	7,725	118,662
CDON Group ABa,c	3,765	14,778
Clas Ohlson AB Class B	1,000	15,763
Concentric AB	1,746	18,010
D. Carnegie & Co. ABa,b	3,396	—
Eniro ABa	1,535	6,701
Fabege AB	6,185	71,302
Fastighets AB Balder Class Ba	1,545	13,669
Hakon Invest ABa	2,630	79,619
Haldex AB	2,036	14,788

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP ex NORTH AMERICA ETF

October 31, 2013

Security	Shares	Value

Hexpol AB	1,130	$85,042
Hufvudstaden AB Class A	4,050	53,105
Intrum Justitia AB	1,630	43,451
JM AB	2,220	63,467
KappAhl ABa	1,322	7,824
Klovern AB	4,735	21,074
Kungsleden AB	6,510	47,887
Lindab International ABa	4,000	39,035
Loomis AB Class B	1,910	45,898
Lundbergforetagen AB	655	27,431
Meda AB Class A	7,500	84,376
Mekonomen AB	500	16,535
NCC AB Class B	2,905	89,605
Nibe Industrier AB Class B	2,685	51,575
Nobia AB	2,356	20,571
Nordnet AB	1,821	7,795
Peab AB	7,150	42,153
Rezidor Hotel Group ABa	5,055	28,825
Saab AB Class B	1,495	30,034
SAS ABa	5,990	18,050
SkiStar AB	2,010	26,868
Swedish Orphan Biovitrum ABa	5,915	56,672
Trelleborg AB Class B	9,000	170,374
Wallenstam AB Class B	3,715	51,697
Wihlborgs Fastigheter AB	4,965	85,933

		1,956,686
SWITZERLAND — 3.42%
AMS AG	280	30,642
Autoneum Holding AGa	65	8,685
Basilea Pharmaceutica AG Registered	155	16,945
Belimo Holding AG Registered	10	25,841
Bucher Industries AG Registered	360	100,083
Burckhardt Compression Holding AG	55	22,078
Dufry AG Registered[a]	845	136,891
EFG International AG	506	7,460
Flughafen Zurich AG Registered	67	37,216
Forbo Holding AG Registered[a]	75	58,970
Galenica Holding AG Registered	150	132,930
Gategroup Holding AGa	380	9,987
Georg Fischer AG Registered[a]	120	82,955
Helvetia Holding AG Registered	255	120,594
Kaba Holding AG Class B Registered	160	68,599
Kudelski SA Bearer	1,600	22,174
Kuoni Reisen Holding AG Class B Registered[a]	100	42,405
Logitech International SA Registered	5,470	56,116
Meyer Burger Technology AGa	2,475	29,108
Mobimo Holding AG Registered	160	33,571
Nobel Biocare Holding AG Registered	3,565	59,053
OC Oerlikon Corp. AG Registered[a]	6,080	85,270
Panalpina Welttransport Holding AG Registered	480	72,036
Rieter Holding AG Registered[a]	115	24,167
Straumann Holding AG Registered	240	47,865
Tecan AG Registered	190	19,933
Temenos Group AG Registered[a]	1,655	42,309
Valiant Holding Registered	400	37,458
Valora Holding AG Registered	100	24,725
Vontobel Holding AG Registered	925	37,131

		1,493,197

Security	Shares	Value

UNITED KINGDOM — 25.67%
888 Holdings PLC	3,025	$7,732
Afren PLC[a]	32,871	83,282
Alent PLC	8,310	46,274
Amlin PLC	17,020	116,514
APR Energy PLC	2,150	40,069
Aquarius Platinum Ltd.[a]	19,585	13,609
Ashtead Group PLC	17,725	186,524
AVEVA Group PLC	2,240	93,065
AZ Electronic Materials SA	12,435	57,437
Balfour Beatty PLC	21,521	98,783
Barratt Developments PLC	29,370	158,120
BBA Aviation PLC	12,310	66,906
Beazley PLC	16,680	61,314
Bellway PLC	3,640	87,954
Berendsen PLC	3,700	57,691
Berkeley Group Holdings PLC (The)	3,825	143,799
Betfair Group PLC	3,030	48,923
Big Yellow Group PLC	1,835	13,777
Bodycote PLC	7,256	76,706
Booker Group PLC	42,945	103,562
Bovis Homes Group PLC	5,245	66,149
Britvic PLC	9,480	95,191
BTG PLC[a]	9,235	62,256
Bumi PLC[a]	3,750	11,703
Bwin.Party Digital Entertainment PLC[a]	23,110	45,594
Cable & Wireless Communications PLC	76,235	57,308
Cape PLC	3,460	15,356
Capital & Counties Properties PLC	18,695	104,163
Carillion PLC	15,700	76,680
Carphone Warehouse Group PLC	5,470	22,915
Catlin Group Ltd.	14,250	117,218
Centamin PLC[a]	37,285	30,071
Chemring Group PLC	7,625	26,644
Chesnara PLC	4,310	20,219
Close Brothers Group PLC	5,860	119,096
COLT Group SAa	10,405	20,612
Computacenter PLC	1,575	15,018
Cranswick PLC	975	16,777
CSR PLC	6,055	53,455
Dairy Crest Group PLC	4,525	39,039
Darty PLC	19,480	25,820
De La Rue PLC	3,105	42,627
Debenhams PLC	37,620	61,589
Dechra Pharmaceuticals PLC	2,320	25,718
Derwent London PLC	3,135	126,119
Devro PLC	4,695	23,859
Dignity PLC	1,959	43,842
Diploma PLC	3,100	34,515
Direct Line Insurance Group PLC	21,995	79,509
Dixons Retail PLC[a]	110,871	87,175
Domino Printing Sciences PLC	3,425	38,051
Domino’s Pizza Group PLC	4,565	42,978
DS Smith PLC	32,585	158,414
Dunelm Group PLC	2,435	34,622
Electrocomponents PLC	14,175	67,934
Elementis PLC	15,525	64,626
EnQuest PLC[a]	17,640	37,835
Enterprise Inns PLC[a]	15,085	36,717
Essentra PLC	6,660	83,834
F&C Asset Management PLC	4,595	7,493
Fenner PLC	6,405	41,161

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP ex NORTH AMERICA ETF

October 31, 2013

Security	Shares	Value

Fidessa Group PLC	1,130	$36,763
FirstGroup PLC	40,165	74,531
Galliford Try PLC	3,545	65,269
Gem Diamonds Ltd.[a]	3,680	9,430
Genel Energy PLC[a]	2,810	42,888
Genus PLC	1,920	40,718
Go-Ahead Group PLC (The)	1,500	40,535
Grainger PLC	10,270	32,092
Great Portland Estates PLC	10,910	100,436
Greencore Group PLC	11,953	34,586
Greene King PLC	7,930	105,108
Greggs PLC	2,940	21,728
Halfords Group PLC	7,200	48,988
Halma PLC	10,265	90,457
Hansteen Holdings PLC	14,190	23,618
Hays PLC	43,325	86,659
Henderson Group PLC	27,355	94,226
Heritage Oil PLC[a,c]	6,265	18,671
Hikma Pharmaceuticals PLC	4,890	94,354
Hiscox Ltd.	13,625	144,802
Hochschild Mining PLC	4,705	12,510
Home Retail Group PLC	25,451	81,370
Homeserve PLC	10,630	40,031
Howden Joinery Group PLC	22,425	116,262
Hunting PLC	4,065	58,255
IG Group Holdings PLC	11,860	116,898
Imagination Technologies Group PLC[a]	7,775	34,713
Inchcape PLC	13,875	141,775
Intermediate Capital Group PLC	14,325	110,355
International Personal Finance PLC	7,275	67,498
Interserve PLC	6,320	62,344
ITE Group PLC	6,090	31,534
Jardine Lloyd Thompson Group PLC	4,411	70,938
JD Wetherspoon PLC	5,705	64,618
Jupiter Fund Management PLC	9,025	57,810
Kcom Group PLC	13,080	21,140
Keller Group PLC	3,295	55,637
Kier Group PLC	1,800	52,314
Laird PLC	9,525	38,257
Lamprell PLC[a]	4,460	11,751
Lancashire Holdings Ltd.	6,865	89,558
LondonMetric Property PLC	17,055	35,347
Marston’s PLC	28,455	69,488
Michael Page International PLC	10,715	83,423
Micro Focus International PLC	4,241	55,769
Millennium & Copthorne Hotels PLC	3,125	28,593
Mitchells & Butlers PLC[a]	11,460	73,831
Mitie Group PLC	7,215	36,479
Mondi PLC	12,530	224,256
Morgan Crucible Co. PLC (The)	10,520	51,380
Mothercare PLC[a]	2,255	13,876
N Brown Group PLC	5,715	48,158
National Express Group PLC	13,870	58,294
New World Resources PLC Class Ac	1,195	1,733
Ocado Group PLC[a]	14,025	97,791
Ophir Energy PLC[a]	13,630	72,679
Oxford Instruments PLC	1,625	33,939
Pace PLC	9,040	44,239
Paragon Group of Companies PLC	9,385	51,114
Pennon Group PLC	12,150	132,933
Persimmon PLC	9,420	191,447
Petra Diamonds Ltd.[a]	12,595	22,663
Petropavlovsk PLC	7,280	9,357

Security	Shares	Value

Phoenix Group Holdings	5,757	$71,959
Playtech Ltd.	4,645	54,963
Premier Farnell PLC	16,170	58,686
Premier Foods PLC[a]	6,291	15,211
Premier Oil PLC	15,730	87,668
Provident Financial PLC	4,470	113,468
PZ Cussons PLC	10,430	65,972
QinetiQ Group PLC	17,855	56,769
Rathbone Brothers PLC	1,800	47,253
Redrow PLC	10,275	43,746
Regus PLC	23,260	76,645
Renishaw PLC	1,061	27,649
Restaurant Group PLC (The)	4,675	43,263
Rightmove PLC	2,870	122,282
Rotork PLC	2,441	112,279
RPC Group PLC	6,815	55,840
RPS Group PLC	9,655	44,984
Salamander Energy PLC[a]	6,825	11,760
Savills PLC	4,570	47,724
SDL PLC	2,550	10,324
Senior PLC	12,370	59,184
Shaftesbury PLC	8,915	85,078
Shanks Group PLC	13,240	22,441
SIG PLC	15,828	52,384
Smiths News PLC	3,140	10,594
SOCO International PLC[a]	8,130	51,999
Spectris PLC	3,760	139,664
Speedy Hire PLC	10,525	10,991
Spirax-Sarco Engineering PLC	2,402	112,607
Spirent Communications PLC	19,810	35,296
Spirit Pub Co. PLC	23,070	27,057
Sports Direct International PLC[a]	6,405	72,032
St James’s Place PLC	9,930	107,846
St. Modwen Properties PLC	2,675	15,141
Stagecoach Group PLC	16,655	94,188
SThree PLC	2,110	12,187
SuperGroup PLC[a]	925	17,417
SVG Capital PLC[a,c]	5,430	34,843
Synergy Health PLC	1,605	26,740
Synthomer PLC	8,410	32,901
TalkTalk Telecom Group PLC	19,065	81,720
Taylor Wimpey PLC	94,865	167,956
Telecity Group PLC	6,365	77,973
Thomas Cook Group PLC[a]	44,255	102,455
Travis Perkins PLC	9,290	277,014
Tullett Prebon PLC	8,700	44,448
UBM PLC	7,750	85,104
UDG Healthcare PLC	7,720	38,697
Ultra Electronics Holdings PLC	1,855	57,638
UNITE Group PLC	8,170	51,979
Vesuvius PLC	9,190	71,668
Victrex PLC	3,320	88,010
W.S. Atkins PLC	3,695	73,255
WH Smith PLC	4,635	67,094
Xchanging PLC	6,445	13,150

		11,207,355

TOTAL COMMON STOCKS (Cost: $38,794,509)		43,337,176

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP ex NORTH AMERICA ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 0.16%

SWITZERLAND — 0.16%
BB Biotech AGa	460	$69,136

		69,136

TOTAL INVESTMENT COMPANIES (Cost: $36,751)		69,136

PREFERRED STOCKS — 0.26%

GERMANY — 0.17%
Biotest AG	280	21,888
Draegerwerk AG & Co. KGaA	240	28,223
Jungheinrich AG	386	24,139

		74,250
ITALY — 0.09%
Unipol Gruppo Finanziario SpA	8,415	37,867

		37,867

TOTAL PREFERRED STOCKS (Cost: $77,360)		112,117

RIGHTS — 0.00%

ITALY — 0.00%
Hera SPA[a]	14,965	270

		270
SINGAPORE — 0.00%
CapitaRetail China Trust[a]	2,400	184

		184

TOTAL RIGHTS (Cost: $0)		454

WARRANTS — 0.00%

ISRAEL — 0.00%
Africa Israel Investments Ltd. (Expires 10/31/13)[a]	0	—
Tower Semiconductor Ltd. (Expires 06/27/17)[a]	180	146

		146

TOTAL WARRANTS (Cost: $0)		146

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.19%

MONEY MARKET FUNDS — 3.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	1,314,055	$1,314,055
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	76,369	76,369
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,517	4,517

		1,394,941

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,394,941)		1,394,941

TOTAL INVESTMENTS IN SECURITIES — 102.88% (Cost: $40,303,561)		44,913,970
Other Assets, Less Liabilities — (2.88)%		(1,256,449)

NET ASSETS — 100.00%		$43,657,521

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

66

Schedule of Investments  (Unaudited)

iSHARES® FTSE CHINA ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

AIR FREIGHT & LOGISTICS — 0.06%
Sinotrans Ltd. Class H	66,000	$16,259

		16,259
AIRLINES — 0.35%
Air China Ltd. Class H	72,000	49,127
China Eastern Airlines Corp. Ltd. Class Ha,b	72,000	24,888
China Southern Airlines Co. Ltd. Class H	73,000	26,929

		100,944
AUTOMOBILES — 3.32%
Brilliance China Automotive Holdings Ltd.	120,000	209,879
BYD Co. Ltd. Class Ha,b	24,000	118,869
Dongfeng Motor Group Co. Ltd. Class H	120,000	169,636
Geely Automobile Holdings Ltd.	180,000	90,777
Great Wall Motor Co. Ltd. Class H	45,000	264,380
Guangzhou Automobile Group Co. Ltd. Class H	96,415	114,409

		967,950
BEVERAGES — 0.34%
Tsingtao Brewery Co. Ltd. Class H	12,000	98,284

		98,284
CAPITAL MARKETS — 0.87%
China Everbright Ltd.	36,000	53,305
China Galaxy Securities Co. Ltd. Class Ha	45,000	30,646
CITIC Securities Co. Ltd. Class H	39,000	81,692
Haitong Securities Co. Ltd. Class H	57,600	87,369

		253,012
CHEMICALS — 0.42%
China BlueChemical Ltd. Class H	84,000	53,956
Sinofert Holdings Ltd.	72,000	11,701
Sinopec Shanghai Petrochemical Co. Ltd. Class H	144,000	38,075
Sinopec Yizheng Chemical Fibre Co. Ltd. Class Ha,b	72,000	19,966

		123,698
COMMERCIAL BANKS — 26.20%
Agricultural Bank of China Ltd. Class H	984,000	473,403
Bank of China Ltd. Class H	3,198,000	1,497,313
Bank of Communications Co. Ltd. Class H	342,500	250,479
China CITIC Bank Corp. Ltd. Class H	324,200	181,899
China Construction Bank Corp. Class H	3,066,680	2,381,181
China Merchants Bank Co. Ltd. Class H	196,883	391,072
China Minsheng Banking Corp. Ltd. Class H	216,000	247,675
Chongqing Rural Commercial Bank Co. Ltd. Class H	120,000	60,518
Industrial and Commercial Bank of China Ltd. Class H	3,072,795	2,152,092

		7,635,632

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.02%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	12,000	$4,860

		4,860
COMMUNICATIONS EQUIPMENT — 0.20%
ZTE Corp. Class Ha,b	26,432	57,616

		57,616
COMPUTERS & PERIPHERALS — 0.97%
Lenovo Group Ltd.	264,000	282,624

		282,624
CONSTRUCTION & ENGINEERING — 1.87%
China Communications Construction Co. Ltd. Class H	186,000	151,860
China Railway Construction Corp. Ltd. Class H	78,000	85,515
China Railway Group Ltd. Class H	162,000	91,520
China State Construction International Holdings Ltd.	72,000	121,284
Metallurgical Corp. of China Ltd. Class Ha	114,000	23,379
Sinopec Engineering Group Co. Ltd.[a]	48,000	70,207

		543,765
CONSTRUCTION MATERIALS — 1.33%
Anhui Conch Cement Co. Ltd. Class H	51,000	177,936
BBMG Corp. Class H	51,000	36,574
China National Building Material Co. Ltd. Class H	120,000	117,322
China Resources Cement Holdings Ltd.	84,000	56,231

		388,063
DIVERSIFIED FINANCIAL SERVICES — 0.17%
Far East Horizon Ltd.	66,000	48,267

		48,267
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.50%
China Communications Services Corp. Ltd. Class H	109,200	66,903
China Telecom Corp. Ltd. Class H	684,000	357,304
China Unicom (Hong Kong) Ltd.	192,128	303,319

		727,526
ELECTRICAL EQUIPMENT — 0.61%
Dongfang Electric Corp. Ltd. Class H	15,600	25,111
Harbin Electric Co. Ltd. Class H	36,000	22,613
Shanghai Electric Group Co. Ltd. Class H	132,000	46,650
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	19,200	19,614
Zhuzhou CSR Times Electric Co. Ltd. Class H	18,000	64,542

		178,530
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.32%
Kingboard Chemical Holdings Co. Ltd.	29,100	76,569
Kingboard Laminates Holdings Ltd.[b]	42,000	17,281

		93,850

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

October 31, 2013

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.58%
China Oilfield Services Ltd. Class H	60,000	$167,934

		167,934
FOOD & STAPLES RETAILING — 0.77%
China Resources Enterprise Ltd.	48,000	169,946
Lianhua Supermarket Holdings Co. Ltd. Class H	24,600	15,770
Wumart Stores Inc. Class H	24,000	40,056

		225,772
FOOD PRODUCTS — 0.53%
China Agri-Industries Holdings Ltd.	90,300	42,395
China Foods Ltd.[a,b]	36,000	16,344
China Huishan Dairy Holdings Co. Ltd.[a]	144,000	57,206
China Yurun Food Group Ltd.[a,b]	60,000	39,778

		155,723
GAS UTILITIES — 1.17%
China Gas Holdings Ltd.	60,000	66,864
China Resources Gas Group Ltd.	24,000	62,066
ENN Energy Holdings Ltd.	36,000	213,361

		342,291
HEALTH CARE EQUIPMENT & SUPPLIES — 0.23%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	72,000	67,607

		67,607
HEALTH CARE PROVIDERS & SERVICES — 0.55%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	24,600	50,704
Sinopharm Group Co. Ltd. Class H	40,800	110,511

		161,215
HOUSEHOLD DURABLES — 0.22%
Haier Electronics Group Co. Ltd.	30,000	64,001

		64,001
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.93%
China Longyuan Power Group Corp. Ltd. Class H	102,000	117,221
China Resources Power Holdings Co. Ltd.	85,600	224,129
Datang International Power Generation Co. Ltd. Class H	120,000	54,946
Huadian Power International Corp. Ltd. Class H	60,000	27,860
Huaneng Power International Inc. Class H	132,000	137,907

		562,063
INDUSTRIAL CONGLOMERATES — 1.06%
Beijing Enterprises Holdings Ltd.	21,000	172,403
CITIC Pacific Ltd.[b]	54,000	76,894
Shanghai Industrial Holdings Ltd.	18,000	59,551

		308,848
INSURANCE — 7.65%
China Life Insurance Co. Ltd. Class H	318,000	844,932

Security	Shares	Value

China Pacific Insurance (Group) Co. Ltd. Class H	94,800	$342,368
China Taiping Insurance Holdings Co. Ltd.[a]	34,800	54,312
New China Life Insurance Co. Ltd. Class Ha	24,600	69,329
People’s Insurance Co. Group of China Ltd. Class H	162,000	76,476
PICC Property and Casualty Co. Ltd. Class H	133,200	204,102
Ping An Insurance (Group) Co. of China Ltd. Class H	81,000	637,820

		2,229,339
INTERNET SOFTWARE & SERVICES — 7.30%
Tencent Holdings Ltd.	39,000	2,128,814

		2,128,814
IT SERVICES — 0.12%
Travelsky Technology Ltd. Class H	42,000	35,916

		35,916
MACHINERY — 1.03%
China International Marine Containers (Group) Co. Ltd. Class H	25,200	47,130
China National Materials Co. Ltd. Class Hb	54,000	11,771
CSR Corp Ltd. Class H	78,000	64,991
Guangzhou Shipyard International Co. Ltd. Class H	14,600	21,543
Sany Heavy Equipment International Holdings Co. Ltd.[b]	42,000	12,134
Sinotruk (Hong Kong) Ltd.[b]	27,000	14,139
Weichai Power Co. Ltd. Class H	18,680	74,811
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	57,700	53,212

		299,731
MARINE — 0.44%
China COSCO Holdings Co. Ltd. Class Ha	114,000	54,110
China Shipping Container Lines Co. Ltd. Class Ha	168,000	41,604
China Shipping Development Co. Ltd. Class Ha,b	60,000	33,974

		129,688
METALS & MINING — 1.39%
Aluminum Corp. of China Ltd. Class Ha,b	168,000	62,840
Angang Steel Co. Ltd. Class Ha,b	48,000	29,098
China Molybdenum Co. Ltd. Class H	60,000	24,300
China Zhongwang Holdings Ltd.[a,b]	60,000	19,502
Fosun International Ltd.	57,000	54,772
Jiangxi Copper Co. Ltd. Class H	54,000	103,779
Maanshan Iron & Steel Co. Ltd. Class Ha	84,000	21,452
Zhaojin Mining Industry Co. Ltd. Class H	39,000	31,590
Zijin Mining Group Co. Ltd. Class Hb	253,000	58,412

		405,745
MULTILINE RETAIL — 0.12%
Golden Eagle Retail Group Ltd.[b]	24,000	36,032

		36,032
OIL, GAS & CONSUMABLE FUELS — 14.26%
China Coal Energy Co. Class H	174,000	106,828
China Petroleum & Chemical Corp. Class H	1,092,000	891,566
China Shenhua Energy Co. Ltd. Class H	144,000	438,331
CNOOC Ltd.	684,000	1,404,516
Kunlun Energy Co. Ltd.	120,000	196,258
PetroChina Co. Ltd. Class H	900,000	1,030,820

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

October 31, 2013

Security	Shares	Value

Yanzhou Coal Mining Co. Ltd. Class Hb	84,000	$87,109

		4,155,428
PAPER & FOREST PRODUCTS — 0.36%
Lee & Man Paper Manufacturing Ltd.[b]	60,000	43,028
Nine Dragons Paper (Holdings) Ltd.	66,000	54,482
Shandong Chenming Paper Holdings Ltd. Class H	15,000	6,133

		103,643
PERSONAL PRODUCTS — 1.26%
Hengan International Group Co. Ltd.	30,000	367,404

		367,404
PHARMACEUTICALS — 0.15%
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class Ha	12,000	43,493

		43,493
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.37%
Agile Property Holdings Ltd.	48,000	57,887
Beijing North Star Co. Ltd. Class) H	36,000	8,079
China Overseas Land & Investment Ltd.	169,040	523,273
China Resources Land Ltd.	84,000	243,233
Country Garden Holdings Co. Ltd.	186,000	127,150
Evergrande Real Estate Group Ltd.	210,000	88,572
Franshion Properties (China) Ltd.	156,000	54,126
Greentown China Holdings Ltd.	33,000	64,101
Guangzhou R&F Properties Co. Ltd. Class H	40,800	71,569
Hopson Development Holdings Ltd.[a]	24,000	29,501
KWG Property Holdings Ltd.	48,000	31,079
Longfor Properties Co. Ltd.	57,000	92,929
Poly Property Group Co. Ltd.	78,000	47,788
Renhe Commercial Holdings Co. Ltd.[a]	444,000	24,911
Shenzhen Investment Ltd.	96,000	38,385
Shimao Property Holdings Ltd.	60,000	151,063
Sino-Ocean Land Holdings Ltd.	135,000	85,670
SOHO China Ltd.[b]	69,000	60,429
Yuexiu Property Co. Ltd.	205,800	57,336

		1,857,081
ROAD & RAIL — 0.11%
Guangshen Railway Co. Ltd. Class H	60,000	31,962

		31,962
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.39%
GCL-Poly Energy Holdings Ltd.[a,b]	366,000	112,353

		112,353
SPECIALTY RETAIL — 1.46%
Belle International Holdings Ltd.	222,000	313,255
GOME Electrical Appliances Holdings Ltd.	486,000	75,222
Zhongsheng Group Holdings Ltd.[b]	24,000	38,447

		426,924
TEXTILES, APPAREL & LUXURY GOODS — 0.75%
Anta Sports Products Ltd.[b]	36,000	51,634

Security	Shares	Value

Bosideng International Holdings Ltd.[b]	120,000	$27,705
China Dongxiang (Group) Co. Ltd.	114,000	17,792
Li Ning Co. Ltd.[a]	42,000	38,462
Shenzhou International Group Holdings Ltd.	24,000	82,651

		218,244
TRADING COMPANIES & DISTRIBUTORS — 0.05%
CITIC Resources Holdings Ltd.[a]	108,800	15,296

		15,296
TRANSPORTATION INFRASTRUCTURE — 1.77%
Anhui Expressway Co. Ltd. Class H	24,000	13,466
Beijing Capital International Airport Co. Ltd. Class H	60,000	42,332
China Merchants Holdings (International) Co. Ltd.	48,000	170,255
COSCO Pacific Ltd.	72,000	104,939
Jiangsu Expressway Co. Ltd. Class H	48,000	60,425
Shenzhen Expressway Co. Ltd. Class H	36,000	15,137
Shenzhen International Holdings Ltd.	360,000	44,112
Sichuan Expressway Co. Ltd. Class H	36,000	10,726
Zhejiang Expressway Co. Ltd. Class H	60,000	55,256

		516,648
WATER UTILITIES — 0.28%
Guangdong Investment Ltd.	96,000	82,589

		82,589
WIRELESS TELECOMMUNICATION SERVICES — 8.00%
China Mobile Ltd.	222,000	2,330,799

		2,330,799

TOTAL COMMON STOCKS
(Cost: $27,543,663)		29,103,463

SHORT-TERM INVESTMENTS — 3.42%

MONEY MARKET FUNDS — 3.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	932,867	932,867
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	54,216	54,216

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

October 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	10,811	$10,811

		997,894

TOTAL SHORT-TERM INVESTMENTS
(Cost: $997,894)		997,894

TOTAL INVESTMENTS IN SECURITIES — 103.27%
(Cost: $28,541,557)		30,101,357
Other Assets, Less Liabilities — (3.27)%		(953,505)

NET ASSETS — 100.00%		$29,147,852

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

70

Schedule of Investments  (Unaudited)

iSHARES® GROWTH ALLOCATION ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.87%

DOMESTIC EQUITY — 44.07%
iShares Core S&P 500 ETF[a]	412,074	$72,813,476
iShares Core S&P Mid-Cap ETF[a]	165,442	21,265,914
iShares Core S&P Small-Cap ETF[a,b]	47,434	4,905,150

		98,984,540
DOMESTIC FIXED INCOME — 37.21%
iShares Core Total U.S. Bond Market ETF[a]	427,833	46,176,016
iShares iBoxx $ High Yield Corporate Bond ETF[a]	118,121	11,032,501
iShares Short Treasury Bond ETF[a]	164,240	18,105,818
iShares TIPS Bond ETF[a]	73,180	8,264,217

		83,578,552
INTERNATIONAL EQUITY — 18.59%
iShares MSCI EAFE ETF[a]	565,442	37,251,319
iShares MSCI Emerging Markets ETF[a]	106,028	4,501,949

		41,753,268

TOTAL INVESTMENT COMPANIES
(Cost: $200,948,091)		224,316,360

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[a,c,d]	480,854	480,854
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[a,c,d]	27,946	27,946
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	303,135	303,135

		811,935

TOTAL SHORT-TERM INVESTMENTS
(Cost: $811,935)		811,935

TOTAL INVESTMENTS IN SECURITIES — 100.23%
(Cost: $201,760,026)		225,128,295
Other Assets, Less Liabilities — (0.23)%		(527,043)

NET ASSETS — 100.00%		$224,601,252

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

71

Schedule of Investments  (Unaudited)

iSHARES® MODERATE ALLOCATION ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.90%

DOMESTIC EQUITY — 30.23%
iShares Core S&P 500 ETF[a]	250,706	$44,299,750
iShares Core S&P Mid-Cap ETF[a]	85,638	11,007,908
iShares Core S&P Small-Cap ETF[a]	35,419	3,662,679

		58,970,337
DOMESTIC FIXED INCOME — 54.13%
iShares Core Total U.S. Bond Market ETF[a]	445,033	48,032,411
iShares iBoxx $ High Yield Corporate Bond ETF[a]	153,562	14,342,691
iShares Short Treasury Bond ETF[a]	270,570	29,827,637
iShares TIPS Bond ETF[a]	118,671	13,401,516

		105,604,255
INTERNATIONAL EQUITY — 15.54%
iShares MSCI EAFE ETF[a]	402,687	26,529,020
iShares MSCI Emerging Markets ETF[a]	89,235	3,788,918

		30,317,938

TOTAL INVESTMENT COMPANIES (Cost: $179,150,456)		194,892,530

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[a,b]	217,017	217,017

		217,017

TOTAL SHORT-TERM INVESTMENTS
(Cost: $217,017)		217,017

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $179,367,473)		195,109,547
Other Assets, Less Liabilities — (0.01)%		(14,667)

NET ASSETS — 100.00%		$195,094,880

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

72

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.91%

DOMESTIC EQUITY — 9.42%
iShares High Dividend ETF[a]	10,202	$711,294
iShares S&P U.S. Preferred Stock ETF[a]	135,842	5,189,164
iShares Select Dividend ETF[a]	59,723	4,168,665

		10,069,123
DOMESTIC FIXED INCOME — 42.55%
iShares 10+ Year Credit Bond ETF[a,b]	94,746	5,362,624
iShares 10-20 Year Treasury Bond ETF[a]	24,356	3,074,214
iShares 20+ Year Treasury Bond ETF[a,b]	148,216	15,953,970
iShares iBoxx $ High Yield Corporate Bond ETF[a]	225,724	21,082,622

		45,473,430
DOMESTIC REAL ESTATE — 14.55%
iShares Mortgage Real Estate Capped ETF[a,b]	1,291,297	15,547,216

		15,547,216
INTERNATIONAL EQUITY — 16.23%
iShares Global Infrastructure ETF[a,b]	285,206	11,177,223
iShares International Select Dividend ETF[a,b]	162,103	6,161,535

		17,338,758
INTERNATIONAL FIXED INCOME — 17.16%
iShares Emerging Markets Local Currency Bond ETF[a]	44,390	2,233,705
iShares J.P. Morgan USD Emerging Markets Bond ETF[a,b]	144,577	16,098,649

		18,332,354

TOTAL INVESTMENT COMPANIES
(Cost: $111,431,700)		106,760,881

SHORT-TERM INVESTMENTS — 39.16%

MONEY MARKET FUNDS — 39.16%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.14%[a,c,d]	39,480,702	39,480,702
BlackRock Cash Funds: Prime, SL Agency Shares 0.12%[a,c,d]	2,294,499	2,294,499

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[a,c]	69,850	$69,850

		41,845,051

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,845,051)		41,845,051

TOTAL INVESTMENTS IN SECURITIES — 139.07%
(Cost: $153,276,751)		148,605,932
Other Assets, Less Liabilities — (39.07)%		(41,746,798)

NET ASSETS — 100.00%		$106,859,134

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

73

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.67%

AUSTRALIA — 3.09%
ALS Ltd.	39,412	$374,332
Alumina Ltd.[a]	395,487	385,742
Amcor Ltd.	81,191	833,421
AMP Ltd.	624,258	2,802,009
APA Group	79,420	455,753
Asciano Ltd.	91,668	505,205
ASX Ltd.	114,377	3,973,868
Aurizon Holdings Ltd.	83,182	377,304
Australia and New Zealand Banking Group Ltd.	322,442	10,332,585
Bendigo and Adelaide Bank Ltd.	43,922	453,352
BHP Billiton Ltd.	435,261	15,522,337
Boral Ltd.	114,114	533,818
Brambles Ltd.	504,769	4,445,316
Coca-Cola Amatil Ltd.	34,770	424,738
Commonwealth Bank of Australia	216,942	15,629,359
CSL Ltd.	88,198	5,804,577
Dexus Property Group	472,758	485,731
Federation Centres	163,856	384,805
Fortescue Metals Group Ltd.	299,288	1,476,570
Goodman Group	195,206	935,343
GPT Group	143,420	501,145
Iluka Resources Ltd.	125,818	1,227,176
Incitec Pivot Ltd.	193,998	488,659
James Hardie Industries SE	72,871	754,227
Lend Lease Group	41,800	451,241
Macquarie Group Ltd.	82,023	3,957,372
Mirvac Group	302,645	498,666
National Australia Bank Ltd.	233,662	7,812,910
Newcrest Mining Ltd.	123,366	1,203,261
Orica Ltd.	135,850	2,710,511
Origin Energy Ltd.	145,162	2,011,057
QBE Insurance Group Ltd.	173,201	2,427,388
Rio Tinto Ltd.	86,245	5,226,044
Santos Ltd.	218,787	3,142,926
SP AusNet	483,344	572,128
Stockland Corp. Ltd.	234,498	890,452
Suncorp Group Ltd.	380,531	4,821,400
Telstra Corp. Ltd.	839,888	4,119,819
Transurban Group	95,335	640,970
Wesfarmers Ltd.	176,396	7,177,631
Westfield Group	268,536	2,751,419
Westfield Retail Trust	380,511	1,113,404
Westpac Banking Corp.	419,254	13,613,561
Woodside Petroleum Ltd.	108,493	3,988,268
Woolworths Ltd.	185,324	6,124,690
WorleyParsons Ltd.	24,789	517,835

		144,880,325
AUSTRIA — 0.14%
Erste Group Bank AG	58,346	2,060,372
IMMOFINANZ AGa	103,484	453,714
OMV AG	36,465	1,742,283
Telekom Austria AG	58,120	479,378
Voestalpine AG	42,878	2,027,708

		6,763,455

Security	Shares	Value

BELGIUM — 0.42%
Ageas	39,064	$1,664,654
Anheuser-Busch InBev NV	122,620	12,769,357
Groupe Bruxelles Lambert SA	35,729	3,194,682
KBC Groep NV	28,129	1,535,390
UCB SA	6,270	412,735

		19,576,818
BRAZIL — 0.51%
BM&F Bovespa SA	292,600	1,662,149
BR Malls Participacoes SA	83,600	815,940
BR Properties SA	83,600	714,417
BRF - Brasil Foods SA	83,600	1,977,808
BRF - Brasil Foods SA SP ADR	62,320	1,460,158
CCR SA	83,600	700,505
Cielo SA	49,340	1,509,038
Companhia de Saneamento Basico do Estado de Sao Paulo	125,400	1,338,969
Companhia Hering SA	41,800	611,955
Companhia Siderurgica Nacional SA	60,700	332,801
Companhia Siderurgica Nacional SA SP ADR	86,672	480,163
Embraer SA	41,800	307,387
Embraer SA SP ADR	57,892	1,701,446
Hypermarcas SA	125,400	1,102,647
Natura Cosmeticos SA	41,800	842,261
Petroleo Brasileiro SA	346,000	3,040,835
Petroleo Brasileiro SA SP ADR	50,203	875,038
Souza Cruz SA	41,800	455,535
TIM Participacoes SA	41,800	214,701
Ultrapar Participacoes SA	41,800	1,122,387
Vale SA	167,214	2,688,691

		23,954,831
CANADA — 3.68%
Agnico-Eagle Mines Ltd.	22,154	657,705
Agrium Inc.	18,133	1,547,526
Alimentation Couche-Tard Inc. Class B	16,720	1,132,249
ARC Resources Ltd.	32,186	854,302
Athabasca Oil Corp.[a]	19,228	119,847
Bank of Montreal	98,941	6,889,865
Bank of Nova Scotia	124,284	7,554,646
Barrick Gold Corp.	140,092	2,724,328
Baytex Energy Corp.	9,427	393,406
BCE Inc.	3,230	140,524
Bell Aliant Inc.	17,138	434,017
Blackberry Ltd.[a,b]	74,535	588,218
Bombardier Inc. Class B	95,335	433,320
Brookfield Asset Management Inc. Class A	135,100	5,347,776
Brookfield Office Properties Inc.	24,789	463,048
Cameco Corp.	104,316	1,979,588
Canadian Imperial Bank of Commerce	67,882	5,773,729
Canadian National Railway Co.	59,356	6,519,854
Canadian Natural Resources Ltd.	165,713	5,258,132
Canadian Oil Sands Ltd.	37,202	724,883
Canadian Pacific Railway Ltd.	48,070	6,869,974
Canadian Tire Corp. Ltd. Class A NVS	6,485	601,830
Canadian Utilities Ltd. Class A	10,648	391,164
Catamaran Corp.[a]	22,572	1,058,850
Cenovus Energy Inc.	83,794	2,489,273
Crescent Point Energy Corp.	25,498	989,993
Dollarama Inc.	13,794	1,185,423

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2013

Security	Shares	Value

Eldorado Gold Corp.	71,207	$480,016
Enbridge Inc.	180,158	7,808,545
Encana Corp.	84,523	1,514,014
Finning International Inc.	17,556	404,705
First Quantum Minerals Ltd.	77,137	1,463,077
Fortis Inc.	13,141	408,652
Franco-Nevada Corp.	17,138	770,910
Gildan Activewear Inc.	19,228	926,691
Goldcorp Inc.	121,788	3,101,778
H&R Real Estate Investment Trust	12,122	251,077
Husky Energy Inc.	79,527	2,260,325
Imperial Oil Ltd.	68,711	2,999,867
Kinross Gold Corp.	210,809	1,071,379
Magna International Inc. Class A	21,887	1,853,422
Manulife Financial Corp.	187,342	3,318,029
National Bank of Canada	13,141	1,140,143
New Gold Inc.[a]	57,898	339,776
Open Text Corp.	9,614	706,357
Pacific Rubiales Energy Corp.	51,242	1,059,874
Pembina Pipeline Corp.	34,276	1,124,401
Penn West Petroleum Ltd.	126,654	1,413,677
Potash Corp. of Saskatchewan Inc.	124,284	3,861,343
Power Corp. of Canada	125,116	3,685,634
Rogers Communications Inc. Class B	93,632	4,248,613
Royal Bank of Canada	153,406	10,300,128
Saputo Inc.	8,360	413,571
Shaw Communications Inc. Class B	198,158	4,738,995
Silver Wheaton Corp.	60,394	1,370,209
SNC-Lavalin Group Inc.	57,684	2,423,298
Sun Life Financial Inc.	88,679	2,986,438
Suncor Energy Inc.	232,931	8,463,111
Talisman Energy Inc.	224,611	2,799,964
Teck Resources Ltd. Class B	108,476	2,902,124
TELUS Corp. NVS	22,380	781,589
Thomson Reuters Corp.	47,328	1,778,119
Tim Hortons Inc.	12,122	723,472
Toronto-Dominion Bank (The)	124,770	11,442,684
Tourmaline Oil Corp.[a]	42,000	1,628,288
TransCanada Corp.	106,812	4,812,865
Turquoise Hill Resources Ltd.[a,b]	135,077	651,520
Valeant Pharmaceuticals International Inc.[a]	40,128	4,238,480
Yamana Gold Inc.	48,488	480,765

		172,271,395
CHILE — 0.20%
AES Gener SA	531,696	319,558
Aguas Andinas SA Series A	991,078	668,958
Banco de Chile	856,948	131,220
Banco de Credito e Inversiones	6,011	353,722
Banco Santander (Chile) SA	7,545,523	463,932
Banco Santander (Chile) SA SP ADR[b]	22,859	561,417
Cencosud SA	139,089	567,575
Colbun SA	1,478,048	367,289
Compania Cervecerias Unidas SA	15,960	214,157
CorpBanca SA	12,103,669	135,906
CorpBanca SA SP ADR	38,636	664,539
Empresa Nacional de Electricidad SA	451,858	691,449
Empresas CMPC SA	163,978	486,489
Enersis SA	1,226,838	410,967
LATAM Airlines Group SA	13,059	216,565
LATAM Airlines Group SA SP ADR[b]	104,998	1,737,717
S.A.C.I. Falabella SA	66,470	661,818
Sociedad Quimica y Minera de Chile SA Series B SP ADR	19,014	524,977

		9,178,255

Security	Shares	Value

CHINA — 2.04%
Agricultural Bank of China Ltd. Class H	1,254,000	$603,301
Bank of China Ltd. Class H	9,813,000	4,594,474
Belle International Holdings Ltd.	661,000	932,709
Brilliance China Automotive Holdings Ltd.	1,672,000	2,924,310
China Communications Construction Co. Ltd. Class H	1,493,000	1,218,964
China Construction Bank Corp. Class H	7,942,260	6,166,916
China COSCO Holdings Co. Ltd. Class Ha,b	1,578,500	749,238
China Gas Holdings Ltd.	986,000	1,098,799
China Life Insurance Co. Ltd. Class H	1,672,000	4,442,536
China Mengniu Dairy Co. Ltd.	418,000	1,838,476
China Merchants Bank Co. Ltd. Class H	384,788	764,310
China Mobile Ltd.	836,000	8,777,242
China National Building Material Co. Ltd. Class H	836,000	817,340
China Overseas Land & Investment Ltd.	836,000	2,587,885
China Petroleum & Chemical Corp. Class H	4,335,200	3,539,487
China Shanshui Cement Group Ltd.	1,493,000	531,491
China Shenhua Energy Co. Ltd. Class H	836,000	2,544,753
China Shipping Container Lines Co. Ltd. Class Ha,b	2,926,000	724,608
China Telecom Corp. Ltd. Class H	1,672,000	873,411
China Unicom (Hong Kong) Ltd.	836,000	1,319,821
CNOOC Ltd.	2,926,000	6,008,206
Country Garden Holdings Co. Ltd.	1,254,813	857,793
Evergrande Real Estate Group Ltd.[b]	1,672,000	705,199
Fosun International Ltd.	1,672,000	1,606,645
GCL-Poly Energy Holdings Ltd.[a,b]	2,090,000	641,580
GOME Electrical Appliances Holdings Ltd.[b]	2,508,000	388,183
Great Wall Motor Co. Ltd. Class H	330,500	1,941,723
Guangdong Investment Ltd.[b]	1,322,000	1,137,325
Industrial and Commercial Bank of China Ltd. Class H	10,058,260	7,044,499
Kunlun Energy Co. Ltd.	836,000	1,367,266
Lee & Man Paper Manufacturing Ltd.[b]	1,493,000	1,070,686
Lenovo Group Ltd.	836,000	894,977
Parkson Retail Group Ltd.[b]	330,500	113,391
PetroChina Co. Ltd. Class H	3,344,000	3,830,069
Ping An Insurance (Group) Co. of China Ltd. Class H	627,000	4,937,199
Shimao Property Holdings Ltd.	746,500	1,879,477
Shougang Fushan Resources Group Ltd.[b]	2,508,000	844,297
Sino-Ocean Land Holdings Ltd.	1,881,000	1,193,662
Tencent Holdings Ltd.	167,200	9,126,607
Want Want China Holdings Ltd.	1,672,000	2,570,632
Zhaojin Mining Industry Co. Ltd. Class H	330,500	267,706
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	250,820	231,311

		95,708,504
COLOMBIA — 0.11%
Bancolombia SA SP ADR	77,950	4,375,334
Cemex Latam Holdings SAa	93,214	714,149

		5,089,483
CZECH REPUBLIC — 0.10%
CEZ AS	53,130	1,532,731
Komercni Banka AS	13,108	3,261,618

		4,794,349

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2013

Security	Shares	Value

DENMARK — 0.43%
Carlsberg A/S Class B	18,133	$1,812,887
Danske Bank A/Sa	156,759	3,665,925
DSV A/S	35,602	1,042,833
Novo Nordisk A/S Class B	62,282	10,376,076
Novozymes A/S Class B	33,109	1,298,711
TDC A/S	51,414	464,823
TrygVesta A/S	14,630	1,338,667

		19,999,922
EGYPT — 0.03%
Global Telecom Holding[a]	482,660	1,631,391

		1,631,391
FINLAND — 0.33%
Fortum OYJ	94,057	2,097,075
Metso OYJ	58,520	2,307,179
Nokia OYJ[a]	448,932	3,399,497
Sampo OYJ Class A	105,336	4,996,395
UPM-Kymmene OYJ	174,306	2,774,905

		15,575,051
FRANCE — 3.63%
Accor SA	56,234	2,523,999
ALSTOM	36,434	1,357,177
ArcelorMittal	102,227	1,617,004
Arkema SA	5,653	642,641
AXA SA	197,296	4,935,317
BNP Paribas SA	115,132	8,536,702
Bouygues SA	55,414	2,168,903
Cap Gemini SA	54,960	3,620,091
Carrefour SA	72,871	2,672,856
CGG[a]	62,700	1,381,324
Compagnie de Saint-Gobain	71,218	3,751,322
Compagnie Generale des Etablissements Michelin Class B	36,784	3,851,602
Credit Agricole SAa	211,926	2,563,343
Danone	77,075	5,723,269
Edenred SA	55,734	1,896,152
Essilor International SA	51,415	5,528,983
European Aeronautic Defence and Space Co. NV	77,330	5,320,633
GDF Suez	126,654	3,157,891
Gemalto NVb	7,942	891,736
Groupe Eurotunnel SA Registered	40,740	395,567
Iliad SA	5,434	1,244,058
Kering SA	18,810	4,279,504
L’Air Liquide SA	37,665	5,135,915
L’Oreal SA	33,109	5,678,221
Lafarge SA	29,847	2,068,614
Legrand SA	17,974	1,022,143
LVMH Moet Hennessy Louis Vuitton SA	38,930	7,504,808
Orange	225,443	3,098,610
Pernod Ricard SA	45,634	5,490,486
Renault SA	45,144	3,959,187
Safran SA	23,408	1,498,075
Sanofi	135,850	14,505,392
Schneider Electric SA	72,871	6,147,173
SES SA Class A FDR	135,932	3,962,100
Societe Generale	97,812	5,561,028
Suez Environnement SA	46,435	811,515

Security	Shares	Value

Technip SA	35,530	$3,726,577
Total SA	269,368	16,576,295
Unibail-Rodamco SE	16,169	4,242,476
Vallourec SA	30,516	1,818,145
Veolia Environnement	52,074	893,427
Vinci SA	61,226	3,932,518
Vivendi SA	153,262	3,895,282
Wendel	4,012	560,703

		170,148,764
GERMANY — 3.22%
Adidas AG	59,774	6,832,568
Allianz SE Registered	58,730	9,892,595
BASF SE	109,516	11,409,204
Bayer AG Registered	102,828	12,796,796
Bayerische Motoren Werke AG	63,118	7,168,473
Beiersdorf AG	17,138	1,638,159
Commerzbank AGa	133,355	1,716,692
Continental AG	8,157	1,496,519
Daimler AG Registered	132,604	10,895,823
Deutsche Bank AG Registered	123,728	5,993,255
Deutsche Boerse AG	29,354	2,212,829
Deutsche Post AG Registered	145,081	4,916,145
Deutsche Telekom AG Registered	318,285	5,019,415
E.ON SE	206,310	3,773,835
Fresenius Medical Care AG & Co. KGaA	50,996	3,380,483
Fresenius SE & Co. KGaA	10,032	1,305,613
GEA Group AG	22,154	965,293
HeidelbergCement AG	23,957	1,890,986
Henkel AG & Co. KGaA	18,392	1,702,516
Infineon Technologies AG	145,913	1,414,170
K+S AG Registered[b]	49,746	1,270,761
Kabel Deutschland Holding AG	5,852	736,706
Lanxess AG	11,477	808,858
Linde AG	33,109	6,299,382
MAN SE	23,408	2,824,305
Merck KGaA	22,691	3,782,013
METRO AG	45,586	2,140,277
Muenchener Rueckversicherungs-Gesellschaft AG Registered	28,117	5,882,833
Osram Licht AGa	17,974	932,586
ProSiebenSat.1 Media AG Registered	20,141	960,549
RWE AG	59,133	2,185,838
SAP AG	125,948	9,907,148
Siemens AG Registered	113,954	14,590,400
ThyssenKrupp AGa	82,855	2,120,473

		150,863,498
HONG KONG — 1.20%
AIA Group Ltd.	1,588,400	8,061,800
Bank of East Asia Ltd. (The)	250,800	1,085,294
Bosideng International Holdings Ltd.[b]	1,322,000	305,219
Cheung Kong (Holdings) Ltd.	418,500	6,542,225
CLP Holdings Ltd.	209,000	1,682,125
Galaxy Entertainment Group Ltd.[a]	418,000	3,118,940
Haier Electronics Group Co. Ltd.[b]	661,000	1,410,147
Hang Lung Properties Ltd.	836,000	2,755,019
Hang Seng Bank Ltd.	149,300	2,484,145
Henderson Land Development Co. Ltd.	456,800	2,707,316
Hong Kong and China Gas Co. Ltd. (The)	914,037	2,136,237
Hong Kong Exchanges and Clearing Ltd.	136,600	2,202,359
Hutchison Whampoa Ltd.	418,000	5,208,118

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2013

Security	Shares	Value

Li & Fung Ltd.	836,000	$1,181,801
Link REIT (The)	418,000	2,108,048
Michael Kors Holdings Ltd.[a,b]	20,900	1,608,255
New World Development Co. Ltd.	661,000	915,658
Sands China Ltd.	334,400	2,376,541
Swire Pacific Ltd. Class A	418,000	4,828,023
Wharf (Holdings) Ltd. (The)	418,200	3,522,286

		56,239,556
HUNGARY — 0.04%
OTP Bank PLC	82,346	1,714,798

		1,714,798
INDIA — 0.64%
Dr. Reddy’s Laboratories Ltd. SP ADR	72,510	2,875,021
HDFC Bank Ltd. SP ADR	146,736	5,319,180
ICICI Bank Ltd. SP ADR	105,488	3,936,812
Infosys Ltd. SP ADR	79,421	4,214,078
Larsen & Toubro Ltd. SP GDR[c]	138,602	2,127,541
Reliance Industries Ltd. SP GDR[d]	127,618	3,811,950
Sesa Sterlite Ltd.[a]	185,672	2,395,169
Tata Motors Ltd. SP ADR	94,208	2,950,595
Wipro Ltd. SP ADR[b]	231,919	2,574,301

		30,204,647
INDONESIA — 0.30%
PT Astra International Tbk	3,762,000	2,219,321
PT Bank Central Asia Tbk	3,553,000	3,293,755
PT Bank Danamon Indonesia Tbk	893,410	340,800
PT Bank Mandiri (Persero) Tbk	872,957	665,995
PT Bank Negara Indonesia (Persero) Tbk	1,348,088	574,036
PT Bank Rakyat Indonesia (Persero) Tbk	1,672,000	1,171,772
PT Bumi Resources Tbk[a]	3,998,500	161,394
PT Charoen Pokphand Indonesia Tbk	1,903,445	658,544
PT Indocement Tunggal Prakarsa Tbk	330,500	612,770
PT Indofood Sukses Makmur Tbk	1,162,500	685,795
PT Kalbe Farma Tbk	3,870,500	446,365
PT Perusahaan Gas Negara (Persero) Tbk	1,463,000	661,903
PT Semen Gresik (Persero) Tbk	330,500	420,730
PT Telekomunikasi Indonesia (Persero) Tbk	4,180,000	871,413
PT Unilever Indonesia Tbk	209,000	556,221
PT United Tractors Tbk	438,606	680,914

		14,021,728
IRELAND — 0.19%
Actavis PLC[a]	21,318	3,295,336
Bank of Ireland[a]	2,468,708	906,176
CRH PLC	64,554	1,570,924
Elan Corp. PLC[a]	132,506	2,197,730
Kerry Group PLC Class A	12,309	789,263

		8,759,429
ISRAEL — 0.15%
Israel Chemicals Ltd.	147,554	1,223,485
NICE Systems Ltd.	17,138	676,920
Teva Pharmaceutical Industries Ltd.	134,178	5,032,890

		6,933,295

Security	Shares	Value

ITALY — 0.83%
Assicurazioni Generali SpA	96,344	$2,255,468
Atlantia SpA	118,632	2,604,674
Enel SpA	696,533	3,077,542
Eni SpA	343,242	8,702,784
Fiat SpA[a]	110,140	866,967
Finmeccanica SpA[a]	171,380	1,259,316
Intesa Sanpaolo SpA	1,174,162	2,922,775
Luxottica Group SpA	12,122	659,194
Mediobanca SpA	250,382	2,289,150
Saipem SpA	60,610	1,422,211
Snam SpA	674,234	3,479,492
Telecom Italia SpA	1,616,989	1,577,277
Telecom Italia SpA RNC	574,750	449,680
Tenaris SA	30,514	716,839
UniCredit SpA	594,396	4,476,768
Unione di Banche Italiane SpA	297,653	2,063,761

		38,823,898
JAPAN — 7.70%
AEON Co. Ltd.	250,800	3,417,792
AEON Financial Service Co. Ltd.	83,600	2,560,575
Aisin Seiki Co. Ltd.	83,600	3,387,116
Asahi Group Holdings Ltd.	167,200	4,516,155
ASICS Corp.	66,100	1,163,538
Astellas Pharma Inc.	83,600	4,652,492
Bank of Yokohama Ltd. (The)	836,000	4,601,366
Bridgestone Corp.	168,600	5,765,498
Canon Inc.	167,200	5,266,008
Casio Computer Co. Ltd.	167,200	1,596,844
Chubu Electric Power Co. Inc.	167,200	2,474,512
Chugoku Electric Power Co. Inc. (The)	83,600	1,279,861
Dai-ichi Life Insurance Co. Ltd. (The)	167,200	2,379,077
Daiichi Sankyo Co. Ltd.	167,200	3,098,253
Daikin Industries Ltd.	83,600	4,797,350
Dena Co. Ltd.	41,800	911,326
Denso Corp.	167,200	8,018,306
East Japan Railway Co.	83,600	7,251,412
Eisai Co. Ltd.	83,600	3,280,603
Fast Retailing Co. Ltd.	5,000	1,674,141
FUJIFILM Holdings Corp.	83,600	2,039,087
Fujitsu Ltd.[a]	418,000	1,793,681
Gree Inc.[b]	41,800	360,014
Hitachi Ltd.	836,000	5,836,918
Honda Motor Co. Ltd.	250,800	10,007,971
Hoya Corp.	167,200	4,010,005
ITOCHU Corp.	209,000	2,509,449
Japan Prime Realty Investment Corp.	836	2,786,383
Japan Tobacco Inc.	167,200	6,049,944
JFE Holdings Inc.	83,600	1,893,377
JTEKT Corp.	66,100	844,188
JX Holdings Inc.	482,180	2,383,623
Kansai Electric Power Co. Inc. (The)[a]	167,200	2,113,220
Kao Corp.	125,400	4,173,183
KDDI Corp.	83,600	4,524,676
Keikyu Corp.	418,000	3,932,464
Keyence Corp.	5,000	2,140,455
Kintetsu Corp.	836,000	3,076,098
Kobe Steel Ltd.[a]	1,254,000	2,211,212
Komatsu Ltd.	167,200	3,647,008
Kyocera Corp.	83,600	4,328,692

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2013

Security	Shares	Value

Kyushu Electric Power Co. Inc.[a]	83,600	$1,175,052
Marubeni Corp.	418,000	3,267,822
Mazda Motor Corp.[a]	418,000	1,874,631
Mitsubishi Chemical Holdings Corp.	627,000	2,926,980
Mitsubishi Corp.	167,200	3,377,743
Mitsubishi Heavy Industries Ltd.	836,000	5,300,092
Mitsubishi Motors Corp.[a]	149,300	1,670,894
Mitsubishi UFJ Financial Group Inc.	1,755,600	11,094,404
Mitsubishi UFJ Lease & Finance Co. Ltd.	585,200	3,304,462
Mitsui & Co. Ltd.	209,000	2,982,367
Mizuho Financial Group Inc.	3,218,600	6,725,237
Murata Manufacturing Co. Ltd.	41,800	3,353,032
Namco Bandai Holdings Inc.	66,100	1,246,407
NEC Corp.	592,000	1,327,490
Nikon Corp.	41,800	771,155
Nippon Steel & Sumitomo Metal Corp.	1,673,346	5,509,028
Nippon Telegraph and Telephone Corp.	83,600	4,337,213
Nishi-Nippon City Bank Ltd. (The)	836,000	2,258,078
Nissan Motor Co. Ltd.	482,100	4,825,422
Nitto Denko Corp.	41,800	2,185,649
Nomura Holdings Inc.	565,300	4,165,854
NTT DOCOMO Inc.	232,820	3,701,959
NTT Urban Development Corp.	83,600	1,062,575
Olympus Corp.[a]	41,800	1,337,805
ORIX Corp.	315,700	5,425,239
Panasonic Corp.	334,400	3,357,293
Rakuten Inc.	125,400	1,633,485
Resona Holdings Inc.	418,000	2,172,867
SBI Holdings Inc.	108,330	1,305,128
Secom Co. Ltd.	83,600	5,027,418
Seven & I Holdings Co. Ltd.	167,200	6,169,239
Seven Bank Ltd.	501,600	1,774,082
Shin-Etsu Chemical Co. Ltd.	83,600	4,712,139
SoftBank Corp.	125,400	9,330,547
Sojitz Corp.	459,800	890,449
Sony Corp.	167,200	3,198,801
Sumitomo Chemical Co. Ltd.	836,000	3,050,535
Sumitomo Corp.	315,700	4,102,716
Sumitomo Electric Industries Ltd.	315,700	4,723,755
Sumitomo Mitsui Financial Group Inc.	167,200	8,035,348
Sumitomo Mitsui Trust Holdings Inc.	836,080	4,107,538
Suzuki Motor Corp.	167,200	4,194,060
T&D Holdings Inc.	149,300	1,788,070
Takeda Pharmaceutical Co. Ltd.	125,400	5,962,603
TDK Corp.	41,800	1,772,378
Terumo Corp.	83,600	4,038,977
Tohoku Electric Power Co. Inc.[a]	83,600	1,009,744
Tokio Marine Holdings Inc.	167,200	5,461,992
Tokyo Electric Power Co. Inc.[a,b]	292,600	1,559,778
Tokyo Electron Ltd.	83,600	4,575,803
Toray Industries Inc.	836,000	5,214,881
Toshiba Corp.	836,000	3,544,756
Toyota Motor Corp.	418,000	27,096,932
USS Co. Ltd.	167,200	2,447,245
Yamada Denki Co. Ltd.	316,000	885,740

		361,104,762
MALAYSIA — 0.44%
AirAsia Bhd	292,600	248,504
Alliance Financial Group Bhd	802,900	1,320,547
Axiata Group Bhd	168,000	365,756
Berjaya Sports Toto Bhd	83,668	107,914

Security	Shares	Value

Bumi Armada Bhd[a]	378,000	$474,364
CIMB Group Holdings Bhd	635,900	1,505,339
DiGi.Com Bhd	668,800	1,059,720
Gamuda Bhd	220,700	340,609
Genting Bhd	84,000	278,975
Genting Plantations Bhd	169,500	584,418
Hong Leong Bank Bhd	107,900	488,286
Hong Leong Financial Group Bhd	209,000	1,001,436
IHH Healthcare Bhd[a]	1,170,400	1,531,826
IJM Corp. Bhd	102,510	188,417
IOI Corp. Bhd	83,600	144,122
Kuala Lumpur Kepong Bhd	42,000	307,458
Lafarge Malaysia Bhd	254,800	805,044
Malayan Banking Bhd	196,500	607,767
Malaysia Airports Holdings Bhd	167,200	445,612
Maxis Bhd	501,600	1,142,908
Parkson Holdings Bhd	292,600	348,648
Petronas Chemicals Group Bhd	84,000	189,267
Petronas Gas Bhd	125,400	974,413
PPB Group Bhd	169,200	788,211
Public Bank Bhd Foreign	292,600	1,696,877
RHB Capital Bhd	125,400	313,545
Sapurakencana Petroleum Bhd[a]	668,800	847,776
Telekom Malaysia Bhd	543,400	902,352
Tenaga Nasional Bhd	167,200	499,658
UEM Sunrise Bhd	627,000	464,952
YTL Corp. Bhd	440,133	230,140
YTL Power International Bhd	794,200	478,199

		20,683,060
MEXICO — 0.59%
Alfa SAB de CV Series A	725,400	1,996,639
America Movil SAB de CV Series L	4,263,600	4,591,834
Cemex SAB de CV CPO[a]	2,476,812	2,644,626
Compartamos SAB de CV	376,200	735,658
Fomento Economico Mexicano SAB de CV BD Units	501,600	4,709,524
Grupo Financiero Banorte SAB de CV Series O	376,200	2,410,134
Grupo Mexico SAB de CV Series B	543,428	1,722,766
Grupo Televisa SAB de CV CPO	752,400	4,613,057
Industrias Penoles SAB de CV	20,900	613,772
Mexichem SAB de CV	167,247	701,063
Minera Frisco SAB de CV Series A1[a,b]	209,000	536,357
Wal-Mart de Mexico SAB de CV Series V	1,003,200	2,617,731

		27,893,161
NETHERLANDS — 0.96%
AEGON NV	178,190	1,420,549
Akzo Nobel NV	54,570	3,973,502
ASML Holding NV	45,610	4,335,513
CNH Industrial NVa	73,568	871,136
Heineken NV	47,234	3,268,522
ING Groep NV CVA[a]	476,139	6,073,715
Koninklijke Ahold NV	175,697	3,348,816
Koninklijke DSM NV	21,065	1,597,706
Koninklijke KPN NVa	354,882	1,135,715
Koninklijke Philips Electronics NV	164,392	5,828,640
Reed Elsevier NV	216,524	4,366,893
TNT Express NV	89,364	826,134
Unilever NV CVA	176,902	7,015,330
Wolters Kluwer NV	42,218	1,146,759

		45,208,930

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2013

Security	Shares	Value

NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	265,012	$752,417
Contact Energy Ltd.	32,604	141,687

		894,104
NORWAY — 0.35%
Aker Solutions ASA	24,662	341,252
DNB ASA	272,259	4,829,275
Orkla ASA	393,992	3,196,186
Seadrill Ltd.	12,958	600,215
Statoil ASA	89,513	2,122,035
Subsea 7 SA	41,426	876,892
Telenor ASA	179,854	4,324,177
Yara International ASA	2,325	100,462

		16,390,494
PERU — 0.08%
Compania de Minas Buenaventura SA SP ADR	59,108	857,066
Credicorp Ltd.	13,973	1,908,712
Southern Copper Corp.	30,969	865,583

		3,631,361
PHILIPPINES — 0.21%
Aboitiz Equity Ventures Inc.	320,400	377,050
Aboitiz Power Corp.	1,064,500	837,607
Alliance Global Group Inc.	565,300	344,727
Ayala Land Inc.	565,300	385,283
Bank of the Philippine Islands	531,942	1,231,062
BDO Unibank Inc.	988,732	1,853,444
International Container Terminal Services Inc.	67,720	162,992
Jollibee Foods Corp.	331,090	1,359,300
Metropolitan Bank & Trust Co.	831,073	1,711,768
Philippine Long Distance Telephone Co.	10,450	694,087
SM Prime Holdings Inc.	2,061,325	914,979

		9,872,299
POLAND — 0.15%
Bank Handlowy w Warszawie SA	14,805	571,644
Bank Millennium SAa	479,174	1,192,952
Bank Pekao SA	13,141	824,302
BRE Bank SA	5,653	937,022
Cyfrowy Polsat SAa	71,207	518,408
Kernel Holding SAa	23,283	313,966
KGHM Polska Miedz SA	23,957	969,788
Powszechna Kasa Oszczednosci Bank Polski SA	47,250	627,328
Synthos SA	674,839	1,144,910

		7,100,320
PORTUGAL — 0.09%
Banco Espirito Santo SA Registered[a]	293,436	388,155
Energias de Portugal SA	719,154	2,651,493
Jeronimo Martins SGPS SA	37,620	696,075
Portugal Telecom SGPS SA Registered[b]	137,104	619,756

		4,355,479

Security	Shares	Value

RUSSIA — 0.66%
Gazprom OAO SP ADR	665,152	$6,225,823
LUKOIL OAO SP ADR	62,862	4,115,575
Magnit OJSC SP GDR	68,552	4,404,466
MMC Norilsk Nickel OJSC SP ADR	44,002	666,190
Mobile TeleSystems OJSC SP ADR	140,030	3,192,684
NovaTek OAO SP GDR[c]	21,318	2,995,179
RusHydro OJSC SP ADR	235,554	396,673
Sberbank of Russia SP ADR	228,014	2,911,739
Surgutneftegas OJSC SP ADR	187,081	1,636,959
Tatneft OAO SP ADR	33,092	1,360,412
TMK OAO SP GDR[c]	127,908	1,652,571
Uralkali OJSC SP GDR[c]	45,216	1,207,719

		30,765,990
SINGAPORE — 0.44%
Ascendas REIT	1,254,000	2,396,082
CapitaLand Ltd.	1,672,000	4,205,781
CapitaMall Trust Management Ltd.	1,254,000	2,042,230
Genting Singapore PLC	1,254,000	1,541,782
Hutchison Port Holdings Trust[b]	1,254,000	915,420
Keppel Corp. Ltd.	418,400	3,659,967
Noble Group Ltd.	661,000	548,901
Singapore Telecommunications Ltd.	1,672,000	5,095,465

		20,405,628
SOUTH AFRICA — 0.84%
African Rainbow Minerals Ltd.	14,630	281,136
AngloGold Ashanti Ltd.	33,022	503,969
Barclays Africa Group Ltd.	5,653	87,568
Barloworld Ltd.	48,082	432,500
Exxaro Resources Ltd.	19,797	304,706
FirstRand Ltd.	1,094,324	3,937,401
Gold Fields Ltd.	185,678	874,063
Growthpoint Properties Australia Ltd.	510,378	1,300,748
Impala Platinum Holdings Ltd.	108,476	1,322,680
MMI Holdings Ltd.	211,519	521,108
Mr. Price Group Ltd.	52,668	832,592
MTN Group Ltd.	224,893	4,485,048
Naspers Ltd. Class N	78,166	7,335,753
PPC Ltd.	61,446	194,984
Redefine Properties Ltd.	497,420	512,061
Sanlam Ltd.	1,150,336	6,194,603
Sappi Ltd.[a]	93,671	276,739
Sasol Ltd.	83,687	4,289,947
Standard Bank Group Ltd.	350,730	4,470,050
Truworths International Ltd.	26,334	252,667
Woolworths Holdings Ltd.	111,606	842,162

		39,252,485
SOUTH KOREA — 1.70%
AmorePacific Corp.	418	342,833
AmorePacific Group	1,672	590,303
BS Financial Group Inc.	19,810	318,417
Celltrion Inc.[b]	14,630	635,128
Cheil Industries Inc.	6,335	537,497
CJ CheilJedang Corp.	1,672	405,883
Coway Co. Ltd.	15,466	883,563
Daelim Industrial Co. Ltd.	3,699	343,136

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2013

Security	Shares	Value

Daewoo Shipbuilding & Marine Engineering Co. Ltd.	20,900	$659,067
DGB Financial Group Inc.	22,490	360,434
Doosan Heavy Industries & Construction Co. Ltd.	5,840	238,665
GS Engineering & Construction Corp.	16,729	564,599
GS Holdings Corp.	8,360	461,051
Hana Financial Group Inc.	32,990	1,272,016
Hankook Tire Co. Ltd.	6,020	353,567
Hanwha Corp.	16,720	632,862
Hyundai Department Store Co. Ltd.	2,090	332,981
Hyundai Development Co.[b]	25,080	557,990
Hyundai Engineering & Construction Co. Ltd.	11,286	647,954
Hyundai Glovis Co. Ltd.	2,090	464,007
Hyundai Heavy Industries Co. Ltd.	4,180	998,944
Hyundai Marine & Fire Insurance Co. Ltd.	6,610	189,124
Hyundai Merchant Marine Co. Ltd.[a,b]	20,900	270,917
Hyundai Mobis Co. Ltd.	7,524	2,124,382
Hyundai Motor Co.	20,482	4,885,172
Hyundai Steel Co.	4,620	381,098
Hyundai Wia Corp.	2,100	362,291
KB Financial Group Inc.	46,560	1,843,526
KCC Corp.	1,260	505,425
Kia Motors Corp.	26,689	1,552,403
Korea Aerospace Industries Ltd.	16,720	441,348
Korea Electric Power Corp.[a]	34,470	921,258
Korea Zinc Co. Ltd.	1,672	488,635
KT Corp.	3,580	118,293
KT Corp. SP ADR	70,323	1,165,955
KT&G Corp.	14,839	1,084,160
LG Chem Ltd.	5,852	1,652,297
LG Corp.	10,450	617,690
LG Display Co. Ltd.[a]	14,410	338,939
LG Display Co. Ltd. SP ADR[a,b]	103,120	1,206,504
LG Electronics Inc.	15,048	964,661
LG Household & Health Care Ltd.	1,129	586,452
Lotte Chemical Corp.	2,508	514,249
Lotte Confectionery Co. Ltd.	418	716,797
Lotte Shopping Co. Ltd.	1,260	478,105
NAVER Corp.	3,778	2,126,294
NCsoft Corp.	2,508	485,877
NHN Entertainment Corp.[a]	1,733	185,431
OCI Co. Ltd.	2,936	531,428
ORION Corp.	1,254	1,223,559
POSCO	7,646	2,281,366
POSCO SP ADR	25,675	1,911,760
S-Oil Corp.	5,016	366,477
S1 Corp.	12,540	748,321
Samsung C&T Corp.	15,884	943,382
Samsung Electro-Mechanics Co. Ltd.	7,942	610,203
Samsung Electronics Co. Ltd.	15,050	20,785,529
Samsung Engineering Co. Ltd.	4,180	294,363
Samsung Fire & Marine Insurance Co. Ltd.	5,016	1,172,725
Samsung Heavy Industries Co. Ltd.	22,740	834,997
Samsung SDI Co. Ltd.	3,780	630,742
Samsung Securities Co. Ltd.	8,400	372,585
Samsung Techwin Co. Ltd.	4,598	250,977
Shinhan Financial Group Co. Ltd.	56,900	2,486,274
SK Holdings Co. Ltd.	3,762	682,710
SK Hynix Inc.[a]	71,060	2,140,341
SK Innovation Co. Ltd.	7,524	1,056,871
SK Telecom Co. Ltd.	1,699	363,585
SK Telecom Co. Ltd. SP ADR	74,527	1,824,421
Woori Finance Holdings Co. Ltd.	45,980	546,168

		79,866,964

Security	Shares	Value

SPAIN — 1.22%
Acciona SAb	17,301	$1,099,122
Actividades de Construcciones y Servicios SA	67,500	2,218,448
Amadeus IT Holding SA Class A	59,356	2,206,993
Banco Bilbao Vizcaya Argentaria SA	690,701	8,102,695
Banco de Sabadell SA	717,740	1,844,199
Banco Popular Espanol SAa	204,294	1,164,276
Banco Santander SA	1,241,878	11,040,004
Bankia SAa	471,086	705,766
Distribuidora Internacional de Alimentacion SA	115,786	1,059,848
Ferrovial SA	51,832	989,689
Grifols SA	20,064	823,901
Iberdrola SA	626,682	3,942,934
Industria de Diseno Textil SA	41,800	6,876,075
International Consolidated Airlines Group SAa	221,958	1,237,182
Red Electrica Corporacion SA	12,804	799,157
Repsol SA	190,965	5,135,219
Telefonica SAa	462,308	8,161,168

		57,406,676
SWEDEN — 1.11%
Atlas Copco AB Class A	249,964	6,945,322
Boliden AB	30,613	436,649
Hennes & Mauritz AB Class B	154,065	6,666,337
Hexagon AB Class B	15,466	465,100
Lundin Petroleum ABa	37,266	770,538
Millicom International Cellular SA SDR	5,727	528,799
Nordea Bank AB	461,055	5,913,656
Sandvik AB	257,488	3,489,650
Scania AB Class B	162,602	3,266,589
Skandinaviska Enskilda Banken AB Class A	104,316	1,265,453
SKF AB Class B	8,981	238,298
Svenska Handelsbanken AB Class A	147,577	6,695,762
Swedbank AB Class A	80,359	2,098,681
Telefonaktiebolaget LM Ericsson Class B	485,835	5,807,301
TeliaSonera AB	425,524	3,531,210
Volvo AB Class B	306,683	3,945,474

		52,064,819
SWITZERLAND — 3.47%
ABB Ltd. Registered[a]	304,424	7,789,193
Actelion Ltd. Registered[a]	9,196	713,400
Adecco SA Registered[a]	62,109	4,591,903
Aryzta AGa	12,540	938,890
Banque Cantonale Vaudoise Registered	1,672	932,428
Barry Callebaut AG Registered[a]	1,254	1,312,784
Compagnie Financiere Richemont SA Registered	78,742	8,091,152
Credit Suisse Group AG Registered	183,084	5,707,538
Geberit AG Registered	5,016	1,502,778
Givaudan SA Registered[a]	2,090	2,972,691
Holcim Ltd. Registered[a]	67,946	5,072,221
Julius Baer Group Ltd.[a]	54,516	2,684,411
Kuehne & Nagel International AG Registered	3,344	423,562
Lonza Group AG Registered[a]	9,196	823,583
Nestle SA Registered	465,755	33,688,866
Novartis AG Registered	285,912	22,243,388
Roche Holding AG Genusschein	94,212	26,134,454
Schindler Holding AG Participation Certificates	2,926	415,854
Schindler Holding AG Registered	3,344	476,369
SGS SA Registered	836	1,962,714

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2013

Security	Shares	Value

Sonova Holding AG Registered	3,762	$490,632
Sulzer AG Registered	3,344	524,745
Swatch Group AG (The) Bearer	4,598	2,947,534
Swiss Prime Site AG Registered	23,408	1,778,444
Swiss Re AGa	57,350	5,047,535
Swisscom AG Registered	2,926	1,496,362
Syngenta AG Registered	14,037	5,681,145
Transocean Ltd.	45,586	2,159,112
UBS AG Registered[a]	471,963	9,152,085
Zurich Insurance Group AGa	18,418	5,103,060

		162,858,833
TAIWAN — 1.25%
Advanced Semiconductor Engineering Inc.	460,524	452,224
Advanced Semiconductor Engineering Inc. SP ADR	394,315	1,943,973
AU Optronics Corp.[a]	836,000	276,869
AU Optronics Corp. SP ADR[a]	191,511	605,175
Chang Hwa Commercial Bank Ltd.	1,390,869	833,210
China Airlines Ltd.[a]	1,672,000	606,096
China Development Financial Holding Corp.	3,344,000	998,209
China Steel Corp.	1,265,731	1,100,748
Chunghwa Telecom Co. Ltd.	418,000	1,345,932
Chunghwa Telecom Co. Ltd. SP ADR	73,414	2,337,502
CTBC Financial Holding Co. Ltd.	1,058,894	717,234
E.Sun Financial Holding Co. Ltd.	1,368,740	915,459
EVA Airways Corp.[a]	1,254,000	697,864
Far EasTone Telecommunications Co. Ltd.	418,000	960,364
First Financial Holding Co. Ltd.	1,386,571	858,952
Formosa Plastics Corp.	436,160	1,184,689
Formosa Taffeta Co. Ltd.	418,000	520,019
Hon Hai Precision Industry Co. Ltd.	1,512,180	3,834,558
Hon Hai Precision Industry Co. Ltd. SP GDR[c]	158,184	784,909
Hua Nan Financial Holdings Co. Ltd.	1,812,040	1,073,180
MediaTek Inc.	418,000	5,719,498
Mega Financial Holding Co. Ltd.	845,120	730,647
Nan Ya Plastics Corp.	423,830	966,545
Phison Electronics Corp.	418,000	3,016,253
Siliconware Precision Industries Co. Ltd.	418,000	507,926
Siliconware Precision Industries Co. Ltd. SP ADR[b]	351,593	2,106,042
SinoPac Financial Holdings Co. Ltd.	2,242,177	1,106,607
Taishin Financial Holdings Co. Ltd.	1,356,266	685,531
Taiwan Business Bank Ltd.[a]	4,765,640	1,463,132
Taiwan Cooperative Financial Holding Co. Ltd.	1,992,214	1,118,859
Taiwan Mobile Co. Ltd.	418,000	1,429,875
Taiwan Semiconductor Manufacturing Co. Ltd.	3,344,000	12,463,384
U-Ming Marine Transport Corp.	296,000	487,129
Uni-President Enterprises Co.	926,833	1,766,628
United Microelectronics Corp.	1,254,000	531,401
United Microelectronics Corp. SP ADR[b]	704,473	1,444,170
Wan Hai Lines Ltd.	836,000	451,015
Yang Ming Marine Transport Corp.[a]	836,000	371,341

		58,413,149
THAILAND — 0.30%
Bangkok Bank PCL NVDR	607,780	4,022,576
Bangkok Dusit Medical Services PCL NVDR	199,000	856,739
BEC World PCL NVDR	564,900	1,057,202
Central Pattana PCL NVDR	694,300	1,070,728
Charoen Pokphand Foods PCL NVDR[b]	1,230,900	960,992
Glow Energy PCL NVDR	482,100	1,126,836
Indorama Ventures PCL NVDR	937,333	752,878

Security	Shares	Value

Kasikornbank PCL NVDR	692,423	$4,226,839

		14,074,790
TURKEY — 0.21%
Akbank TAS	216,524	852,076
Anadolu Efes Biracilik ve Malt Sanayii AS	57,066	730,422
Arcelik AS	82,855	530,255
BIM Birlesik Magazalar AS	34,602	727,732
Coca-Cola Icecek ASb	34,770	999,163
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	663,237	948,789
TAV Havalimanlari Holding AS	83,687	609,091
Turk Hava Yollari AO	321,947	1,263,710
Turkiye Garanti Bankasi AS	282,150	1,138,655
Turkiye Halk Bankasi AS	86,944	704,804
Turkiye Is Bankasi AS Class C	129,580	356,431
Turkiye Sise ve Cam Fabrikalari AS	212,059	312,939
Turkiye Vakiflar Bankasi TAO Class D	199,804	481,395

		9,655,462
UNITED KINGDOM — 8.06%
3i Group PLC	411,956	2,469,359
Aggreko PLC	17,138	443,296
AMEC PLC	27,588	521,681
Anglo American PLC	144,415	3,445,457
Antofagasta PLC	14,805	203,368
ARM Holdings PLC	180,994	2,865,688
AstraZeneca PLC	183,170	9,737,763
Aviva PLC	387,167	2,793,505
BAE Systems PLC	557,208	4,070,525
Barclays PLC	2,002,951	8,482,499
BG Group PLC	426,100	8,718,034
BHP Billiton PLC	285,189	8,845,261
BP PLC	2,453,498	19,027,034
British American Tobacco PLC	207,149	11,435,208
British Land Co. PLC	353,226	3,529,808
British Sky Broadcasting Group PLC	170,175	2,563,156
BT Group PLC	1,078,037	6,529,548
Burberry Group PLC	45,980	1,133,928
Capita PLC	48,070	761,481
Carnival PLC	60,610	2,165,644
Centrica PLC	991,628	5,630,195
Compass Group PLC	465,862	6,713,636
Diageo PLC	283,512	9,050,601
Experian PLC	342,342	6,985,090
Fresnillo PLC	23,957	375,464
GlaxoSmithKline PLC	645,890	17,054,397
Glencore Xstrata PLC	1,156,197	6,315,661
HSBC Holdings PLC	2,242,174	24,571,148
Imperial Tobacco Group PLC	125,948	4,712,690
Inmarsat PLC	57,266	662,886
Intertek Group PLC	7,942	425,151
J Sainsbury PLC	452,721	2,869,365
Johnson Matthey PLC	97,875	4,723,673
Kingfisher PLC	149,226	905,044
Land Securities Group PLC	231,296	3,673,270
Legal & General Group PLC	1,481,664	5,148,899
Lloyds Banking Group PLC[a]	5,584,898	6,956,537
Marks & Spencer Group PLC	454,385	3,675,628
National Grid PLC	513,311	6,469,662
Next PLC	13,794	1,206,691
Old Mutual PLC	1,334,907	4,366,534

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2013

Security	Shares	Value

Pearson PLC	200,040	$4,190,854
Petrofac Ltd.	15,466	363,522
Prudential PLC	360,543	7,408,592
Randgold Resources Ltd.	6,158	459,056
Reckitt Benckiser Group PLC	76,199	5,934,990
Reed Elsevier PLC	344,074	4,831,382
Rio Tinto PLC	179,740	9,119,372
Rolls-Royce Holdings PLC[a]	456,456	8,433,442
Royal Bank of Scotland Group PLC[a]	189,354	1,118,299
Royal Dutch Shell PLC Class A	460,331	15,357,137
Royal Dutch Shell PLC Class B	327,434	11,360,176
SABMiller PLC	177,361	9,272,221
Severn Trent PLC	17,556	523,776
Shire PLC	127,908	5,653,226
Smith & Nephew PLC	224,611	2,876,057
SSE PLC	170,705	3,883,449
Standard Chartered PLC	291,156	7,014,235
Standard Life PLC	783,486	4,430,798
Tate & Lyle PLC	15,048	191,354
Tesco PLC	1,012,425	5,923,943
Tullow Oil PLC	94,761	1,434,892
Unilever PLC	185,678	7,532,340
United Utilities Group PLC	12,958	146,665
Vodafone Group PLC	6,648,290	23,979,183
Weir Group PLC (The)	20,064	726,896
Wm Morrison Supermarkets PLC	575,168	2,602,169
Wolseley PLC	74,535	4,024,731
WPP PLC	308,301	6,562,947

		377,590,169
UNITED STATES — 47.54%
3M Co.	93,671	11,788,495
Abbott Laboratories	191,502	6,999,398
AbbVie Inc.	199,386	9,660,252
Accenture PLC Class A	112,860	8,295,210
ACE Ltd.	68,552	6,542,603
Activision Blizzard Inc.	21,461	357,111
Adobe Systems Inc.[a]	108,476	5,879,399
ADT Corp. (The)	52,112	2,260,097
Advance Auto Parts Inc.	6,688	663,316
AES Corp. (The)	222,115	3,129,600
Aetna Inc.	67,301	4,219,773
Aflac Inc.	67,050	4,356,909
AGCO Corp.	5,653	330,022
Agilent Technologies Inc.	25,080	1,273,061
Air Products and Chemicals Inc.	44,754	4,878,634
Akamai Technologies Inc.[a]	31,445	1,406,849
Alcoa Inc.	137,596	1,275,515
Alexion Pharmaceuticals Inc.[a]	20,900	2,569,655
Alleghany Corp.[a]	1,129	457,719
Allergan Inc.	59,774	5,416,122
Alliant Energy Corp.	13,376	698,495
Allstate Corp. (The)	91,175	4,837,745
Altera Corp.	14,212	477,523
Altria Group Inc.	293,477	10,926,149
Amazon.com Inc.[a]	51,832	18,868,403
Ameren Corp.	20,064	725,916
American Electric Power Co. Inc.	98,663	4,621,375
American Express Co.	125,116	10,234,489
American International Group Inc.	190,002	9,813,603
American Tower Corp.	90,288	7,164,353
American Water Works Co. Inc.	15,884	680,947

Security	Shares	Value

Ameriprise Financial Inc.	67,882	$6,824,856
AmerisourceBergen Corp.	6,485	423,665
AMETEK Inc.	13,794	659,767
Amgen Inc.	107,426	12,461,416
Amphenol Corp. Class A	12,958	1,040,398
Anadarko Petroleum Corp.	72,039	6,864,596
Annaly Capital Management Inc.	82,764	975,788
Apache Corp.	48,914	4,343,563
Apple Inc.	125,116	65,354,343
Applied Materials Inc.	235,427	4,202,372
Archer-Daniels-Midland Co.	95,335	3,899,201
AT&T Inc.	742,786	26,888,853
Autodesk Inc.[a]	22,154	884,166
Automatic Data Processing Inc.	105,148	7,882,946
AutoZone Inc.[a,b]	1,982	861,556
Avago Technologies Ltd.[b]	10,032	455,754
AvalonBay Communities Inc.	10,450	1,306,773
Avon Products Inc.	96,558	1,689,765
Baker Hughes Inc.	61,226	3,556,618
Bank of America Corp.	1,375,638	19,203,906
Bank of New York Mellon Corp. (The)	144,249	4,587,118
Baxter International Inc.	77,031	5,074,032
BB&T Corp.	127,612	4,334,980
Beam Inc.	11,477	772,402
Becton, Dickinson and Co.	34,770	3,655,370
Bed Bath & Beyond Inc.[a,b]	46,398	3,587,493
Berkshire Hathaway Inc. Class Ba	114,950	13,228,446
Best Buy Co. Inc.	53,504	2,289,971
Biogen Idec Inc.[a]	37,620	9,186,428
BlackRock Inc.[e]	12,309	3,702,670
Boeing Co. (The)	100,327	13,092,673
BorgWarner Inc.	2,325	239,777
Boston Properties Inc.	26,557	2,748,649
Boston Scientific Corp.[a,b]	274,360	3,207,268
Bristol-Myers Squibb Co.	233,408	12,258,588
Broadcom Corp. Class A	35,948	960,531
Brown-Forman Corp. Class B NVS	5,434	396,573
Bunge Ltd.	6,485	532,613
C.H. Robinson Worldwide Inc.	44,726	2,671,931
C.R. Bard Inc.	26,334	3,587,217
CA Inc.	121,220	3,849,947
Cablevision NY Group Class A	11,845	184,190
Cabot Oil & Gas Corp.	64,372	2,273,619
Calpine Corp.[a,b]	33,109	667,809
Cameron International Corp.[a]	25,916	1,421,752
Capital One Financial Corp.	72,039	4,946,918
Cardinal Health Inc.	65,785	3,858,948
CareFusion Corp.[a]	34,013	1,318,684
CarMax Inc.[a]	22,990	1,080,300
Carnival Corp.	82,346	2,853,289
Caterpillar Inc.	73,703	6,143,882
CBRE Group Inc. Class Aa	39,710	922,463
CBS Corp. Class B NVS	133,761	7,910,626
Celanese Corp. Series A	12,958	725,778
Celgene Corp.[a]	67,011	9,950,463
CenturyLink Inc.	81,731	2,767,412
Cerner Corp.[a,b]	24,662	1,381,812
CF Industries Holdings Inc.	5,852	1,261,691
Charles Schwab Corp. (The)	209,638	4,748,301
Cheniere Energy Inc.[a]	28,424	1,131,275
Chesapeake Energy Corp.	100,182	2,801,089
Chevron Corp.	260,626	31,264,695
Chipotle Mexican Grill Inc.[a,b]	4,180	2,202,735

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2013

Security	Shares	Value

Chubb Corp. (The)	32,636	$3,005,123
Church & Dwight Co. Inc.	26,453	1,723,413
Cigna Corp.	58,730	4,521,035
Cisco Systems Inc.	742,368	16,703,280
CIT Group Inc.[a]	13,184	634,941
Citigroup Inc.	388,831	18,967,176
Citrix Systems Inc.[a]	16,720	949,362
Clorox Co. (The)	18,965	1,710,453
CME Group Inc.	41,087	3,049,066
CMS Energy Corp.	5,726	157,236
Coach Inc.	50,996	2,584,477
Cobalt International Energy Inc.[a,b]	38,874	902,266
Coca-Cola Co. (The)	512,226	20,268,783
Coca-Cola Enterprises Inc.	16,469	687,251
Cognizant Technology Solutions Corp. Class Aa	58,690	5,101,922
Colgate-Palmolive Co.	134,858	8,729,358
Comcast Corp. Class A	184,338	8,770,802
Comcast Corp. Class A Special NVS	100,327	4,645,140
Comerica Inc.	16,760	725,708
ConAgra Foods Inc.	152,369	4,846,858
Concho Resources Inc.[a,b]	13,141	1,453,526
ConocoPhillips	159,676	11,704,251
CONSOL Energy Inc.	43,175	1,575,888
Consolidated Edison Inc.	32,277	1,879,167
Constellation Brands Inc. Class Aa	21,318	1,392,065
Core Laboratories NV	6,270	1,173,869
Corning Inc.	229,603	3,923,915
Costco Wholesale Corp.	64,554	7,617,372
Covidien PLC	79,527	5,098,476
Cree Inc.[a,b]	18,810	1,142,708
Crown Castle International Corp.[a]	32,186	2,446,780
CSX Corp.	210,254	5,479,219
Cummins Inc.	23,957	3,043,018
CVS Caremark Corp.	181,506	11,300,564
D.R. Horton Inc.	34,694	657,451
Danaher Corp.	109,308	7,880,014
Deere & Co.	51,242	4,193,645
Delta Air Lines Inc.	76,199	2,010,130
Denbury Resources Inc.[a]	15,341	291,326
Devon Energy Corp.	60,394	3,818,109
DIRECTV[a,b]	91,960	5,746,580
Discover Financial Services	40,546	2,103,526
Dollar General Corp.[a]	24,662	1,424,970
Dollar Tree Inc.[a]	24,736	1,444,582
Dominion Resources Inc.	99,495	6,342,806
Dover Corp.	58,284	5,349,888
Dow Chemical Co. (The)	133,436	5,266,719
Dr Pepper Snapple Group Inc.	54,570	2,583,889
DTE Energy Co.	9,614	664,712
Duke Energy Corp.	109,625	7,863,401
Duke Realty Corp.[b]	38,456	637,216
E.I. du Pont de Nemours and Co.	115,132	7,046,078
Eaton Corp. PLC	93,632	6,606,674
eBay Inc.[a]	156,561	8,252,330
Edison International	79,527	3,899,209
Edwards Lifesciences Corp.[a,b]	8,360	544,988
Electronic Arts Inc.[a,b]	85,351	2,240,464
Eli Lilly and Co.	133,436	6,647,782
EMC Corp.	293,854	7,073,066
Emerson Electric Co.	78,695	5,270,204
Energizer Holdings Inc.	6,688	656,160
Ensco PLC Class A	18,392	1,060,299
Entergy Corp.	38,098	2,465,703

Security	Shares	Value

EOG Resources Inc.	42,258	$7,538,827
EQT Corp.	20,064	1,717,679
Equinix Inc.[a,b]	7,524	1,214,976
Equity Residential	82,346	4,311,637
Estee Lauder Companies Inc. (The) Class A	20,482	1,453,403
Exelon Corp.	119,152	3,400,598
Expedia Inc.	10,514	619,064
Expeditors International of Washington Inc.	71,478	3,237,239
Express Scripts Holding Co.[a,b]	113,696	7,108,274
Exxon Mobil Corp.	598,994	53,681,842
F5 Networks Inc.[a,b]	14,805	1,206,756
Facebook Inc. Class Aa	216,942	10,903,505
Family Dollar Stores Inc.	11,477	790,536
Fastenal Co.	23,826	1,186,535
Federal Realty Investment Trust	7,942	822,791
FedEx Corp.	47,250	6,189,750
Fidelity National Financial Inc. Class A	3,219	90,615
Fifth Third Bancorp	154,065	2,931,857
First Republic Bank	12,540	640,418
FirstEnergy Corp.	57,898	2,192,597
Fluor Corp.	48,300	3,584,826
FMC Technologies Inc.[a]	27,170	1,373,444
Ford Motor Co.	421,108	7,205,158
Forest Laboratories Inc.[a,b]	20,064	943,610
Fossil Group Inc.[a,b]	6,270	795,914
Franklin Resources Inc.	114,294	6,155,875
Freeport-McMoRan Copper & Gold Inc.	131,800	4,844,968
Frontier Communications Corp.[b]	125,116	551,762
Gap Inc. (The)	79,838	2,953,208
General Dynamics Corp.	45,666	3,956,046
General Electric Co.	1,359,830	35,545,956
General Growth Properties Inc.	49,433	1,049,463
General Mills Inc.	106,668	5,378,201
General Motors Co.[a]	72,039	2,661,841
Gilead Sciences Inc.[a,b]	226,138	16,053,537
Goldman Sachs Group Inc. (The)	66,110	10,634,455
Google Inc. Class Aa	34,276	35,324,160
Green Mountain Coffee Roasters Inc.[a,b]	18,392	1,155,202
Halliburton Co.	135,100	7,164,353
Harley-Davidson Inc.	23,957	1,534,206
Harris Corp.	7,317	453,361
Hartford Financial Services Group Inc. (The)	56,498	1,903,983
HCP Inc.[b]	30,096	1,248,984
Helmerich & Payne Inc.	10,032	777,982
Herbalife Ltd.[b]	10,868	704,464
Hershey Co. (The)	14,024	1,391,742
Hertz Global Holdings Inc.[a]	52,668	1,209,257
Hess Corp.	45,586	3,701,583
Hewlett-Packard Co.	265,208	6,463,119
HollyFrontier Corp.	23,125	1,065,138
Home Depot Inc. (The)	223,212	17,385,983
Honeywell International Inc.	87,015	7,546,811
Hormel Foods Corp.	16,720	726,651
Hospira Inc.[a]	15,884	643,620
Host Hotels & Resorts Inc.	63,954	1,186,347
Hudson City Bancorp Inc.	3,219	28,907
Humana Inc.	25,498	2,349,641
Illinois Tool Works Inc.	85,351	6,724,805
Illumina Inc.[a,b]	15,884	1,485,313
Ingersoll-Rand PLC	76,171	5,143,828
Intel Corp.	677,578	16,553,231
International Business Machines Corp.	145,464	26,068,603
International Game Technology	105,457	1,982,592

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2013

Security	Shares	Value

International Paper Co.	113,468	$5,061,807
Intuit Inc.	73,568	5,253,491
Intuitive Surgical Inc.[a,b]	4,598	1,708,157
J.C. Penney Co. Inc.[a,b]	44,754	335,655
J.M. Smucker Co. (The)	13,973	1,553,937
J.P. Morgan Chase & Co.	517,928	26,694,009
Jacobs Engineering Group Inc.[a]	53,738	3,268,345
Johnson & Johnson	340,746	31,556,487
Johnson Controls Inc.	118,294	5,459,268
Joy Global Inc.	10,645	604,104
Juniper Networks Inc.[a]	95,335	1,777,044
Kansas City Southern Industries Inc.	13,208	1,605,036
Kellogg Co.	60,610	3,833,582
KeyCorp	88,491	1,108,792
Kimberly-Clark Corp.	56,182	6,067,656
Kimco Realty Corp.	30,514	655,441
Kinder Morgan Inc.	66,952	2,364,075
KLA-Tencor Corp.	8,360	548,416
Kohl’s Corp.	43,054	2,445,467
Kraft Foods Group Inc.	65,747	3,575,322
Kroger Co. (The)	128,424	5,501,684
L Brands Inc.	21,461	1,343,673
L-3 Communications Holdings Inc.	37,710	3,787,969
Laboratory Corp. of America Holdings[a,b]	28,842	2,910,158
Las Vegas Sands Corp.	45,586	3,201,049
Legg Mason Inc.	59,562	2,291,350
Level 3 Communications Inc.[a,b]	12,958	395,867
Liberty Global PLC Series Aa	15,884	1,244,829
Liberty Global PLC Series C NVS[a]	16,720	1,251,659
Liberty Interactive Corp. Series Aa	54,570	1,471,207
Life Technologies Corp.[a]	18,392	1,385,102
Lincoln National Corp.	54,570	2,478,024
LinkedIn Corp. Class Aa,b	12,958	2,898,316
LKQ Corp.[a,b]	33,858	1,118,330
Lockheed Martin Corp.	45,586	6,078,437
Lorillard Inc.	61,947	3,159,916
Lowe’s Companies Inc.	193,116	9,613,314
LSI Corp.	43,472	368,643
Lululemon Athletica Inc.[a,b]	13,141	907,386
LyondellBasell Industries NV Class A	48,906	3,648,388
M&T Bank Corp.	5,727	644,459
Macerich Co. (The)	13,141	778,079
Macy’s Inc.	89,034	4,105,358
Marathon Oil Corp.	110,140	3,883,536
Marathon Petroleum Corp.	45,252	3,242,758
Marriott International Inc. Class A	91,542	4,126,713
Marsh & McLennan Companies Inc.	161,115	7,379,067
Marvell Technology Group Ltd.	21,736	260,832
Masco Corp.	52,668	1,112,875
MasterCard Inc. Class A	11,844	8,493,332
Mattel Inc.	23,408	1,038,613
McCormick & Co. Inc. NVS	15,756	1,089,527
McDonald’s Corp.	132,986	12,835,809
McGraw Hill Financial Inc.	57,686	4,019,560
McKesson Corp.	48,070	7,515,264
MDU Resources Group Inc.	25,080	746,882
Mead Johnson Nutrition Co. Class A	42,636	3,481,656
Medtronic Inc.	143,420	8,232,308
Merck & Co. Inc.	406,530	18,330,438
MetLife Inc.	91,175	4,313,489
MGM Resorts International[a,b]	68,711	1,308,257
Micron Technology Inc.[a]	136,686	2,416,608
Microsoft Corp.	1,022,287	36,137,845

Security	Shares	Value

Mondelez International Inc. Class A	197,334	$6,638,316
Monsanto Co.	67,882	7,119,464
Monster Beverage Corp.[a]	20,482	1,172,185
Moody’s Corp.	48,906	3,455,698
Morgan Stanley	160,930	4,623,519
Mosaic Co. (The)	29,841	1,368,210
Motorola Solutions Inc.	63,244	3,954,015
Murphy Oil Corp.	44,754	2,699,561
Mylan Inc.[a,b]	23,826	902,291
Nabors Industries Ltd.	26,334	460,318
National Oilwell Varco Inc.	69,543	5,645,501
NetApp Inc.	30,514	1,184,248
Netflix Inc.[a]	7,317	2,359,586
New York Community Bancorp Inc.	24,537	397,745
Newell Rubbermaid Inc.	24,662	730,735
Newmont Mining Corp.	84,857	2,313,202
News Corp. Class A NVS[a]	55,090	969,584
NextEra Energy Inc.	63,722	5,400,439
Nike Inc. Class B	124,148	9,405,452
NiSource Inc.	25,916	816,872
Noble Corp.	68,134	2,568,652
Noble Energy Inc.	84,516	6,332,784
Nordstrom Inc.	11,013	665,956
Norfolk Southern Corp.	62,282	5,357,498
Northeast Utilities	30,319	1,300,382
Northern Trust Corp.	57,336	3,234,897
Northrop Grumman Corp.	51,242	5,509,027
NRG Energy Inc.	103,708	2,958,789
Nuance Communications Inc.[a,b]	20,064	312,196
Nucor Corp.	67,050	3,471,178
NVIDIA Corp.	116,796	1,772,963
O’Reilly Automotive Inc.[a]	11,704	1,449,072
Occidental Petroleum Corp.	110,972	10,662,190
OGE Energy Corp.	36,784	1,357,330
Omnicom Group Inc.	87,847	5,983,259
ONEOK Inc.	22,572	1,275,318
Oracle Corp.	528,461	17,703,443
Owens-Illinois Inc.[a]	71,207	2,263,671
PACCAR Inc.	90,706	5,043,254
Parker Hannifin Corp.	44,726	5,220,419
Paychex Inc.	121,788	5,146,761
Peabody Energy Corp.	57,066	1,111,646
Pentair Ltd. Registered	24,961	1,674,633
People’s United Financial Inc.	20,775	299,783
PepsiCo Inc.	197,326	16,593,143
Perrigo Co.	7,524	1,037,484
PetSmart Inc.	4,598	334,550
Pfizer Inc.	973,940	29,880,479
PG&E Corp.	89,662	3,752,355
Philip Morris International Inc.	226,974	20,227,923
Phillips 66	89,511	5,767,194
Pinnacle West Capital Corp.	10,868	608,934
Pioneer Natural Resources Co.	15,884	3,252,726
Plum Creek Timber Co. Inc.[b]	19,228	872,951
PNC Financial Services Group Inc. (The)[e]	82,048	6,032,989
PPL Corp.	86,183	2,639,785
Praxair Inc.	50,578	6,307,582
Precision Castparts Corp.	30,096	7,627,831
Priceline.com Inc.[a]	6,071	6,397,802
Principal Financial Group Inc.	73,703	3,497,944
Procter & Gamble Co. (The)	347,362	28,049,481
Progressive Corp. (The)	210,254	5,460,296
Prologis Inc.	48,070	1,920,397

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2013

Security	Shares	Value

Prudential Financial Inc.	57,066	$4,644,602
Public Service Enterprise Group Inc.	88,679	2,970,746
Public Storage	19,646	3,280,293
PulteGroup Inc.	27,170	479,551
QEP Resources Inc.	56,234	1,859,096
QUALCOMM Inc.	236,259	16,412,913
Quest Diagnostics Inc.	39,750	2,381,422
Rackspace Hosting Inc.[a,b]	15,048	770,909
Ralph Lauren Corp.	4,598	761,613
Range Resources Corp.	20,900	1,582,339
Rayonier Inc.[b]	15,048	707,557
Raytheon Co.	64,554	5,317,313
Realty Income Corp.[b]	24,351	1,014,219
Red Hat Inc.[a]	15,466	669,214
Regeneron Pharmaceuticals Inc.[a]	9,614	2,764,986
Regions Financial Corp.	134,050	1,290,902
Republic Services Inc.	12,309	411,982
Reynolds American Inc.	83,182	4,273,059
Rockwell Automation Inc.	9,614	1,061,482
Ross Stores Inc.	20,900	1,616,615
Royal Caribbean Cruises Ltd.	6,485	272,629
Safeway Inc.	66,044	2,304,936
Salesforce.com Inc.[a,b]	69,243	3,694,806
SanDisk Corp.	45,586	3,168,227
SBA Communications Corp. Class Aa,b	24,789	2,168,294
SCANA Corp.	12,958	604,232
Schlumberger Ltd.	200,654	18,805,293
Seagate Technology PLC	55,594	2,706,316
Sears Holdings Corp.[a,b]	4,364	253,461
Sempra Energy	73,695	6,716,562
Simon Property Group Inc.	50,999	7,881,895
Sirius XM Radio Inc.	283,404	1,068,433
SL Green Realty Corp.[b]	11,461	1,083,867
SLM Corp.	128,326	3,255,631
Southern Co. (The)	118,460	4,846,199
Southwest Airlines Co.	27,170	467,867
Southwestern Energy Co.[a]	73,150	2,722,643
Spectra Energy Corp.	182,666	6,497,430
Sprint Corp.[a]	128,597	865,458
St. Jude Medical Inc.	52,250	2,998,627
Staples Inc.	145,913	2,352,118
Starbucks Corp.	128,744	10,434,701
Starwood Hotels & Resorts Worldwide Inc.	52,074	3,833,688
State Street Corp.	60,394	4,231,808
Stryker Corp.	53,738	3,969,089
SunTrust Banks Inc.	92,007	3,095,115
Symantec Corp.	182,666	4,153,825
Sysco Corp.	81,191	2,625,717
T. Rowe Price Group Inc.	70,375	5,447,729
Target Corp.	97,394	6,310,157
TE Connectivity Ltd.	86,108	4,433,701
Teradata Corp.[a,b]	17,849	786,605
Tesla Motors Inc.[a]	10,868	1,738,228
Texas Instruments Inc.	198,158	8,338,489
Textron Inc.	64,995	1,871,206
Thermo Fisher Scientific Inc.	72,871	7,125,326
Tiffany & Co.	11,286	893,513
Time Warner Cable Inc.	39,783	4,779,927
Time Warner Inc.	159,264	10,947,807
TJX Companies Inc. (The)	149,644	9,096,859
Toll Brothers Inc.[a,b]	21,736	714,680
Tractor Supply Co.	17,556	1,252,621
Travelers Companies Inc. (The)	50,160	4,328,808

Security	Shares	Value

Trimble Navigation Ltd.[a,b]	22,572	$644,882
TripAdvisor Inc.[a]	14,212	1,175,475
TRW Automotive Holdings Corp.[a]	9,813	737,054
Twenty-First Century Fox Inc. Class A	220,451	7,512,970
Tyco International Ltd.	104,316	3,812,750
Tyson Foods Inc. Class A	18,965	524,762
U.S. Bancorp	232,099	8,671,219
UDR Inc.[b]	33,495	831,011
Ulta Salon, Cosmetics & Fragrance Inc.[a]	7,942	1,023,327
Union Pacific Corp.	74,535	11,284,599
United Continental Holdings Inc.[a,b]	12,122	411,542
United Parcel Service Inc. Class B	75,669	7,433,723
United Technologies Corp.	90,343	9,598,944
UnitedHealth Group Inc.	140,866	9,615,513
Valero Energy Corp.	101,159	4,164,716
Varian Medical Systems Inc.[a]	30,932	2,245,045
Ventas Inc.	36,434	2,376,954
VeriSign Inc.[a,b]	51,832	2,813,441
Verisk Analytics Inc. Class Aa	19,228	1,317,503
Verizon Communications Inc.	361,375	18,253,051
Vertex Pharmaceuticals Inc.[a]	26,752	1,908,488
VF Corp.	7,524	1,617,660
Viacom Inc. Class B NVS	85,272	7,102,305
Visa Inc. Class A	67,308	13,237,464
Vornado Realty Trust[b]	45,606	4,061,670
Vulcan Materials Co.	15,048	805,820
Wal-Mart Stores Inc.	223,212	17,131,521
Walgreen Co.	127,954	7,579,995
Walt Disney Co. (The)	227,939	15,634,336
Waste Management Inc.	123,310	5,368,917
Waters Corp.[a]	4,180	421,846
Weatherford International Ltd.[a]	125,948	2,070,585
WellPoint Inc.	45,233	3,835,758
Wells Fargo & Co.	679,382	29,002,818
Western Digital Corp.	22,990	1,600,794
Western Union Co.	126,654	2,155,651
Weyerhaeuser Co.	55,594	1,690,058
Whirlpool Corp.	21,736	3,173,673
Whole Foods Market Inc.	34,276	2,163,844
Williams Companies Inc. (The)	119,253	4,258,525
Willis Group Holdings PLC	12,540	565,178
Windstream Holdings Inc.	31,350	268,043
Wisconsin Energy Corp.	24,128	1,016,030
Wynn Resorts Ltd.	8,149	1,354,771
Xcel Energy Inc.	38,098	1,099,508
Xerox Corp.	244,948	2,434,783
XL Group PLC	30,613	935,839
Xylem Inc.	72,039	2,485,345
Yahoo! Inc.[a]	203,860	6,713,110
Yum! Brands Inc.	79,002	5,342,115
Zimmer Holdings Inc.	44,754	3,914,632
Zoetis Inc.	49,165	1,556,564

		2,228,128,874

TOTAL COMMON STOCKS
(Cost: $3,993,160,745)		4,624,751,201

PREFERRED STOCKS — 1.00%

BRAZIL — 0.74%
Banco Bradesco SA	334,483	4,856,235

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2013

Security	Shares	Value

Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	41,800	$2,088,731
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	20,719	1,044,652
Companhia de Bebidas das Americas[a]	84,400	3,172,379
Companhia de Bebidas das Americas SP ADR[a]	56,911	2,117,089
Companhia Energetica de Minas Gerais	59,286	531,437
Companhia Energetica de Minas Gerais SP ADR	108,779	975,748
Gerdau SA	94,400	750,241
Gerdau SA SP ADR	155,923	1,236,469
Itau Unibanco Holding SA	341,386	5,312,684
Itausa - Investimentos Itau SA	381,635	1,656,409
Klabin SA	167,200	894,902
Lojas Americanas SA	83,600	623,423
Oi SA	71,200	120,409
Oi SA SP ADR	47,292	81,815
Petroleo Brasileiro SA	515,970	4,741,164
Telefonica Brasil SA	41,800	928,179
Vale SA Class A	250,833	3,704,930

		34,836,896
CHILE — 0.01%
Sociedad Quimica y Minera de Chile SA Series B	12,199	343,406

		343,406
GERMANY — 0.20%
Henkel AG & Co. KGaA	20,064	2,173,976
Porsche Automobil Holding SE	10,645	998,414
Volkswagen AG	23,941	6,092,943

		9,265,333
SOUTH KOREA — 0.05%
Samsung Electronics Co. Ltd.	2,308	2,228,039

		2,228,039
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC[a]	38,316,096	61,559

		61,559

TOTAL PREFERRED STOCKS
(Cost: $46,104,375)		46,735,233

RIGHTS — 0.01%

HONG KONG — 0.00%
New Hotel[a]	7,775	—

		—
SOUTH KOREA — 0.00%
Hyundai Merchant Marine Co. Ltd.[a]	1,424	—

		—

Security	Shares	Value

SPAIN — 0.01%
Banco Santander SAa	1,103,395	$235,510

		235,510

TOTAL RIGHTS
(Cost: $227,763)		235,510

SHORT-TERM INVESTMENTS — 1.69%

MONEY MARKET FUNDS — 1.69%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.14%[e,f,g]	70,536,572	70,536,572
BlackRock Cash Funds: Prime, SL Agency Shares 0.12%[e,f,g]	4,099,372	4,099,372
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[e,f]	4,667,045	4,667,045

		79,302,989

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,302,989)		79,302,989

TOTAL INVESTMENTS IN SECURITIES — 101.37%
(Cost: $4,118,795,872)		4,751,024,933
Other Assets, Less Liabilities — (1.37)%		(64,156,669)

NET ASSETS — 100.00%		$4,686,868,264

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

86

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.86%

AUSTRALIA — 5.87%
Alumina Ltd.[a]	106,536	$103,911
Amcor Ltd.	64,076	657,736
AMP Ltd.	391,825	1,758,723
Asciano Ltd.	122,778	676,660
ASX Ltd.	38,912	1,351,943
Aurizon Holdings Ltd.	219,710	996,581
Australia and New Zealand Banking Group Ltd.	255,954	8,201,991
BHP Billiton Ltd.	341,610	12,182,542
Boral Ltd.	218,373	1,021,534
Brambles Ltd.	224,103	1,973,593
Commonwealth Bank of Australia	177,242	12,769,214
Computershare Ltd.	137,257	1,395,937
Crown Ltd.	92,688	1,480,695
CSL Ltd.	59,125	3,891,195
Echo Entertainment Group Ltd.	104,136	261,321
Fortescue Metals Group Ltd.	164,715	812,640
Goodman Group	233,147	1,117,139
Iluka Resources Ltd.	51,366	501,003
Insurance Australia Group Ltd.	376,929	2,205,845
Macquarie Group Ltd.	49,074	2,367,678
Mirvac Group	493,005	812,321
National Australia Bank Ltd.	214,059	7,157,449
Newcrest Mining Ltd.	53,847	525,201
Orica Ltd.	69,673	1,390,132
Origin Energy Ltd.	161,541	2,237,969
Qantas Airways Ltd.[a]	304,646	359,163
QBE Insurance Group Ltd.	140,998	1,976,067
Rio Tinto Ltd.	48,143	2,917,241
Santos Ltd.	123,584	1,775,313
Sonic Healthcare Ltd.	76,042	1,162,209
Stockland Corp. Ltd.	124,678	473,436
Suncorp Group Ltd.	203,422	2,577,396
Tabcorp Holdings Ltd.	86,912	296,285
Telstra Corp. Ltd.	334,857	1,642,541
Transurban Group	72,568	487,900
Wesfarmers Ltd.	121,011	4,923,991
Westfield Group	171,782	1,760,078
Westfield Retail Trust	176,402	516,166
Westpac Banking Corp.	273,288	8,873,911
Woodside Petroleum Ltd.	67,061	2,465,202
Woolworths Ltd.	152,663	5,045,291

		105,103,143
AUSTRIA — 0.24%
Erste Group Bank AG	19,300	681,541
IMMOEAST AG Escrow[a,b]	54,189	1
IMMOFINANZ AGa	190,191	833,870
OMV AG	18,942	905,041
Raiffeisen International Bank Holding AG	6,797	250,141
Vienna Insurance Group AG	11,875	630,021
Voestalpine AG	20,470	968,030

		4,268,645

Security	Shares	Value

BELGIUM — 0.84%
Ageas	34,575	$1,473,362
Anheuser-Busch InBev NV	70,252	7,315,877
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	9,471	606,000
Groupe Bruxelles Lambert SA	20,353	1,819,849
KBC Groep NV	20,458	1,116,677
Solvay SA	9,281	1,454,799
UCB SA	16,278	1,071,531
Umicore SA	5,018	239,690

		15,097,785
BRAZIL — 1.10%
ALL - America Latina Logistica SA	38,600	139,237
Anhanguera Educacional Participacoes SA	38,600	232,640
Banco Bradesco SA	19,390	313,174
Banco do Brasil SA	57,900	774,743
Banco Santander (Brasil) SA Units	77,200	532,988
BM&F Bovespa SA	154,400	877,087
BR Malls Participacoes SA	38,600	376,738
BRF - Brasil Foods SA	57,900	1,369,798
BRF - Brasil Foods SA SP ADR	30,906	724,127
CCR SA	77,200	646,878
Centrais Eletricas Brasileiras SA	19,300	61,632
CETIP SA - Mercados Organizados	19,317	215,816
Cielo SA	45,192	1,382,174
Companhia de Saneamento Basico do Estado de Sao Paulo	57,900	618,232
Companhia Hering SA	19,300	282,553
Companhia Siderurgica Nacional SA	115,800	634,899
CPFL Energia SA	38,600	332,293
Cyrela Brazil Realty SA Empreendimentos e Participacoes	19,300	145,400
EDP Energias do Brasil SA	57,900	333,335
Embraer SA	77,200	567,711
Fibria Celulose SAa	19,300	252,171
Hypermarcas SA	57,900	509,117
JBS SA	38,600	139,757
Kroton Educacional SA	19,300	287,328
MRV Engenharia e Participacoes SA	38,600	167,883
Natura Cosmeticos SA	19,300	388,891
Petroleo Brasileiro SA	289,500	2,544,282
Souza Cruz SA	38,600	420,662
TIM Participacoes SA	96,500	495,662
TIM Participacoes SA SP ADR	16,482	418,972
Tractebel Energia SA	19,300	330,731
Ultrapar Participacoes SA	38,600	1,036,463
Vale SA	135,100	2,172,319

		19,725,693
CANADA — 7.12%
Agnico-Eagle Mines Ltd.	14,475	429,732
Agrium Inc.	17,796	1,518,765
Alimentation Couche-Tard Inc. Class B	10,036	679,621
ARC Resources Ltd.	42,846	1,137,246
Athabasca Oil Corp.[a]	19,728	122,963
Bank of Montreal	63,702	4,435,958
Bank of Nova Scotia	119,382	7,256,676
Barrick Gold Corp.	94,658	1,840,787
Baytex Energy Corp.	3,359	140,177
BCE Inc.	21,616	940,421
Bell Aliant Inc.	7,527	190,620
Blackberry Ltd.[a,c]	48,720	384,490

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2013

Security	Shares	Value

Bombardier Inc. Class B	207,756	$944,300
Brookfield Asset Management Inc. Class A	61,601	2,438,404
Brookfield Office Properties Inc.	28,604	534,311
Cameco Corp.	45,827	869,652
Canadian Imperial Bank of Commerce	37,884	3,222,238
Canadian National Railway Co.	44,108	4,844,965
Canadian Natural Resources Ltd.	117,923	3,741,739
Canadian Oil Sands Ltd.	48,883	952,488
Canadian Pacific Railway Ltd.	15,122	2,161,176
Canadian Tire Corp. Ltd. Class A NVS	14,167	1,314,745
Canadian Utilities Ltd. Class A	9,010	330,990
Catamaran Corp.[a]	17,177	805,772
Cenovus Energy Inc.	51,917	1,542,301
CGI Group Inc. Class Aa	17,756	595,584
Crescent Point Energy Corp.	14,475	562,011
Dollarama Inc.	8,878	762,954
Eldorado Gold Corp.	85,113	573,759
Empire Co. Ltd. Class A	3,932	289,494
Enbridge Inc.	94,570	4,098,925
Encana Corp.	56,935	1,019,845
Enerplus Corp.	36,091	622,599
Finning International Inc.	36,356	838,086
First Quantum Minerals Ltd.	60,646	1,150,288
Fortis Inc.	23,829	741,022
Franco-Nevada Corp.	10,422	468,808
George Weston Ltd.	6,415	522,501
Gildan Activewear Inc.	10,615	511,588
Goldcorp Inc.	76,341	1,944,304
Great-West Lifeco Inc.	50,603	1,564,891
H&R Real Estate Investment Trust	13,403	277,609
Husky Energy Inc.	46,018	1,307,929
Imperial Oil Ltd.	36,863	1,609,409
Kinross Gold Corp.	122,362	621,871
Magna International Inc. Class A	26,121	2,211,963
Manulife Financial Corp.	181,062	3,206,804
MEG Energy Corp.[a]	19,300	617,578
Metro Inc. Class A	3,281	205,226
National Bank of Canada	9,853	854,868
New Gold Inc.[a]	26,885	157,776
Onex Corp.	2,404	126,995
Open Text Corp.	5,018	368,681
Pacific Rubiales Energy Corp.	39,030	807,285
Pembina Pipeline Corp.	16,598	544,486
Penn West Petroleum Ltd.	61,567	687,194
Peyto Exploration & Development Corp.	11,001	331,449
Potash Corp. of Saskatchewan Inc.	88,008	2,734,295
Power Corp. of Canada	51,557	1,518,752
Power Financial Corp.	41,131	1,353,219
RioCan Real Estate Investment Trust	54,040	1,318,807
Rogers Communications Inc. Class B	47,355	2,148,764
Royal Bank of Canada	149,402	10,031,287
Saputo Inc.	11,195	553,819
Shaw Communications Inc. Class B	56,444	1,349,871
Shoppers Drug Mart Corp.	20,123	1,175,522
Silver Wheaton Corp.	48,636	1,103,445
SNC-Lavalin Group Inc.	21,812	916,319
Sun Life Financial Inc.	75,077	2,528,364
Suncor Energy Inc.	159,225	5,785,142
Talisman Energy Inc.	114,063	1,421,891
Teck Resources Ltd. Class B	48,310	1,292,467
TELUS Corp. NVS	35,784	1,249,703
Thomson Reuters Corp.	30,731	1,154,567
Tim Hortons Inc.	24,020	1,433,576
Toronto-Dominion Bank (The)	73,340	6,726,027
Tourmaline Oil Corp.[a,c]	19,728	764,830

Security	Shares	Value

TransAlta Corp.	16,650	$224,001
TransCanada Corp.	83,408	3,758,299
Turquoise Hill Resources Ltd.[a]	60,804	293,277
Valeant Pharmaceuticals International Inc.[a]	29,177	3,081,792
Yamana Gold Inc.	66,026	654,657

		127,557,012
CHILE — 0.32%
Aguas Andinas SA Series A	382,333	258,067
Banco Santander (Chile) SA	3,296,735	202,698
Banco Santander (Chile) SA SP ADR[c]	14,521	356,636
Cencosud SA	84,920	346,530
Colbun SA	640,760	159,226
CorpBanca SA	22,835,760	256,412
Empresa Nacional de Electricidad SA	216,353	331,071
Empresas Copec SA	31,459	460,739
Enersis SA	2,416,709	809,550
Enersis SA SP ADR	79,846	1,317,459
LATAM Airlines Group SA	19,531	323,894
LATAM Airlines Group SA SP ADR[c]	46,893	776,079
Sociedad Quimica y Minera de Chile SA Series B SP ADR	4,246	117,232

		5,715,593
CHINA — 4.03%
Air China Ltd. Class H	802,000	547,214
Anhui Conch Cement Co. Ltd. Class H	289,500	1,010,051
Anta Sports Products Ltd.	387,000	555,064
AviChina Industry & Technology Co. Ltd. Class H	784,000	372,127
Bank of China Ltd. Class H	5,983,000	2,801,258
Bank of Communications Co. Ltd. Class H	808,800	591,496
Beijing Capital International Airport Co. Ltd. Class H	392,000	276,567
Belle International Holdings Ltd.	579,000	817,002
Brilliance China Automotive Holdings Ltd.	392,000	685,604
BYD Co. Ltd. Class Ha,c	96,500	477,954
China Communications Construction Co. Ltd. Class H	193,000	157,575
China Construction Bank Corp. Class H	6,176,050	4,795,509
China COSCO Holdings Co. Ltd. Class Ha	482,500	229,020
China Everbright International Ltd.[c]	193,000	192,426
China Gas Holdings Ltd.	386,000	430,158
China Life Insurance Co. Ltd. Class H	772,000	2,051,219
China Longyuan Power Group Corp. Ltd. Class H	193,000	221,800
China Mengniu Dairy Co. Ltd.	196,000	862,061
China Merchants Bank Co. Ltd. Class H	345,093	685,463
China Merchants Holdings (International) Co. Ltd.	386,000	1,369,139
China Minsheng Banking Corp. Ltd. Class H	193,000	221,303
China Mobile Ltd.	675,500	7,092,138
China National Building Material Co. Ltd. Class H	392,000	383,251
China Overseas Grand Oceans Group Ltd.[c]	193,000	230,015
China Overseas Land & Investment Ltd.	386,000	1,194,885
China Pacific Insurance (Group) Co. Ltd. Class H	115,800	418,210
China Petroleum & Chemical Corp. Class H	2,703,000	2,206,872
China Resources Cement Holdings Ltd.	392,000	262,410
China Resources Enterprise Ltd.	386,000	1,366,649
China Resources Land Ltd.	386,000	1,117,715
China Shanshui Cement Group Ltd.	196,000	69,774
China Shenhua Energy Co. Ltd. Class H	482,500	1,468,712
China State Construction International Holdings Ltd.	392,000	660,323
China Telecom Corp. Ltd. Class H	772,000	403,274
China Unicom (Hong Kong) Ltd.	386,000	609,391

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2013

Security	Shares	Value

China Vanke Co. Ltd. Class B	154,400	$261,481
CITIC Pacific Ltd.[c]	193,000	274,823
CNOOC Ltd.	1,737,000	3,566,731
Country Garden Holdings Co. Ltd.	584,089	399,284
Dongfeng Motor Group Co. Ltd. Class H	386,000	545,664
Evergrande Real Estate Group Ltd.[c]	685,000	288,912
Fosun International Ltd.	579,000	556,368
Franshion Properties (China) Ltd.	988,000	342,797
GCL-Poly Energy Holdings Ltd.[a,c]	1,351,000	414,725
Geely Automobile Holdings Ltd.[c]	980,000	494,231
Golden Eagle Retail Group Ltd.[c]	196,000	294,264
GOME Electrical Appliances Holdings Ltd.[c]	1,263,320	195,534
Great Wall Motor Co. Ltd. Class H	213,500	1,254,335
Greentown China Holdings Ltd.	96,500	187,448
Guangdong Investment Ltd.	386,000	332,078
Guangzhou Automobile Group Co. Ltd. Class H	447,449	530,956
Guangzhou R&F Properties Co. Ltd. Class H	154,800	271,542
Huaneng Power International Inc. Class H	386,000	403,274
Industrial and Commercial Bank of China Ltd. Class H	5,983,285	4,190,511
Jiangxi Copper Co. Ltd. Class H	386,000	741,824
Kingboard Chemical Holdings Co. Ltd.[c]	225,600	593,604
Lenovo Group Ltd.[c]	1,158,000	1,239,693
Longfor Properties Co. Ltd.[c]	289,500	471,979
Parkson Retail Group Ltd.[c]	247,000	84,743
PetroChina Co. Ltd. Class H	1,910,000	2,187,629
PICC Property and Casualty Co. Ltd. Class H	403,000	617,517
Ping An Insurance (Group) Co. of China Ltd. Class H	193,000	1,519,744
Poly Property Group Co. Ltd.	387,226	237,239
Shimao Property Holdings Ltd.	193,500	487,179
Shougang Fushan Resources Group Ltd.	386,000	129,944
Shui On Land Ltd.	1,015,333	353,590
Sino-Ocean Land Holdings Ltd.	533,500	338,553
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,760,000	465,365
SOHO China Ltd.[c]	342,500	299,956
Tencent Holdings Ltd.	115,800	6,320,940
Tingyi (Cayman Islands) Holding Corp.	386,000	1,090,332
Tsingtao Brewery Co. Ltd. Class H	18,000	147,426
Want Want China Holdings Ltd.	772,000	1,186,919
Yanzhou Coal Mining Co. Ltd. Class Hc	386,000	400,286
Yuexiu Property Co. Ltd.	1,544,000	430,158
Zhaojin Mining Industry Co. Ltd. Class H	98,000	79,380
Zhuzhou CSR Times Electric Co. Ltd. Class H	196,000	702,794
Zijin Mining Group Co. Ltd. Class Hc	817,000	188,626
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hc	195,240	180,054

		72,134,061
COLOMBIA — 0.17%
Bancolombia SA SP ADR	46,075	2,586,190
Cemex Latam Holdings SAa	59,444	455,424

		3,041,614
CZECH REPUBLIC — 0.11%
CEZ AS	25,090	723,814
Komercni Banka AS	5,211	1,296,635

		2,020,449
DENMARK — 0.83%
Carlsberg A/S Class B	5,983	598,164
Coloplast A/S Class B	27,985	1,827,155
Danske Bank A/Sa	68,589	1,604,004

Security	Shares	Value

Novo Nordisk A/S Class B	42,267	$7,041,611
Novozymes A/S Class B	42,042	1,649,112
TrygVesta A/S	12,639	1,156,487
William Demant Holding A/Sa	9,650	955,985

		14,832,518
EGYPT — 0.05%
Global Telecom Holding[a]	283,570	958,467

		958,467
FINLAND — 0.62%
Fortum OYJ	36,165	806,327
Kone OYJ Class B	23,829	2,104,088
Metso OYJ	4,887	192,672
Neste Oil OYJ	47,355	940,579
Nokia OYJ[a]	351,839	2,664,269
Nokian Renkaat OYJ	18,335	929,008
Sampo OYJ Class A	58,354	2,767,901
UPM-Kymmene OYJ	24,704	393,281
Wartsila OYJ Abp	6,369	282,878

		11,081,003
FRANCE — 7.10%
Accor SA	6,606	296,503
Aeroports de Paris	7,752	829,407
ALSTOM	9,650	359,465
ArcelorMittal	91,924	1,454,033
Arkema SA	4,314	490,421
AXA SA	181,635	4,543,560
BNP Paribas SA	102,923	7,631,440
Bouygues SA	24,020	940,142
Bureau Veritas SA	8,492	256,758
Cap Gemini SA	17,605	1,159,601
Carrefour SA	77,105	2,828,156
Casino Guichard-Perrachon SA	8,134	916,833
CGG[a]	20,687	455,749
CNP Assurances SA	25,930	458,274
Compagnie de Saint-Gobain	54,672	2,879,782
Compagnie Generale des Etablissements Michelin Class B	24,125	2,526,096
Credit Agricole SAa	110,010	1,330,622
Danone	49,487	3,674,699
Dassault Systemes SA	4,053	493,205
Edenred SA	9,662	328,715
Electricite de France SA	13,594	477,550
Essilor International SA	29,169	3,136,729
European Aeronautic Defence and Space Co. NV	55,777	3,837,695
Eutelsat Communications SA	8,134	258,153
Fonciere des Regions	1,978	169,870
GDF Suez	139,398	3,475,640
Gecina SA	6,606	885,063
Gemalto NVc	6,948	780,129
Groupe Eurotunnel SA Registered	35,630	345,951
Iliad SA	1,544	353,483
Kering SA	11,878	2,702,390
L’Air Liquide SA	32,702	4,459,172
L’Oreal SA	30,880	5,295,945
Lafarge SA	12,931	896,212
Lagardere SCA	6,562	238,994
Legrand SA	48,897	2,780,667
LVMH Moet Hennessy Louis Vuitton SA	20,458	3,943,831

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2013

Security	Shares	Value

Natixis	49,215	$265,758
Orange	205,161	2,819,843
Pernod Ricard SA	15,054	1,811,232
Publicis Groupe SA	26,121	2,181,470
Remy Cointreau SA	1,351	133,490
Renault SA	25,476	2,234,278
Safran SA	13,317	852,267
Sanofi	109,720	11,715,360
Schneider Electric SA	47,502	4,007,123
SCOR SE	46,782	1,655,828
SES SA Class A FDR	25,283	736,940
Societe Generale	70,252	3,994,125
Sodexo	17,223	1,673,914
STMicroelectronics NV	52,882	409,503
Suez Environnement SA	20,279	354,403
Technip SA	14,167	1,485,911
Total SA	199,369	12,268,716
Unibail-Rodamco SE	8,492	2,228,159
Vallourec SA	11,194	666,939
Veolia Environnement	46,209	792,802
Vinci SA	55,298	3,551,765
Vivendi SA	123,975	3,150,928
Wendel	1,737	242,757

		127,124,446
GERMANY — 6.01%
Adidas AG	16,791	1,919,324
Allianz SE Registered	48,851	8,228,558
BASF SE	95,921	9,992,898
Bayer AG Registered	72,568	9,030,983
Bayerische Motoren Werke AG	24,975	2,836,475
Brenntag AG	1,930	327,454
Celesio AG	20,156	628,466
Commerzbank AGa	84,547	1,088,382
Continental AG	7,334	1,345,528
Daimler AG Registered	99,485	8,174,496
Deutsche Bank AG Registered	104,027	5,038,959
Deutsche Boerse AG	28,222	2,127,494
Deutsche Post AG Registered	62,146	2,105,849
Deutsche Telekom AG Registered	321,924	5,076,803
E.ON SE	189,960	3,474,760
Fresenius Medical Care AG & Co. KGaA	30,021	1,990,067
Fresenius SE & Co. KGaA	10,808	1,406,606
GEA Group AG	42,846	1,866,884
HeidelbergCement AG	10,036	792,167
Hochtief AG	12,931	1,174,499
Infineon Technologies AG	90,517	877,279
K+S AG Registered[c]	26,696	681,949
Kabel Deutschland Holding AG	2,277	286,651
Lanxess AG	2,123	149,621
Linde AG	23,932	4,553,348
MAN SE	3,741	451,372
Merck KGaA	10,230	1,705,081
METRO AG	23,739	1,114,553
Muenchener Rueckversicherungs-Gesellschaft AG Registered	23,546	4,926,457
Osram Licht AGa	8,526	442,374
ProSiebenSat.1 Media AG Registered	18,751	894,258
RWE AG	49,892	1,844,247
SAP AG	94,956	7,469,298
Siemens AG Registered	85,318	10,923,915
ThyssenKrupp AGa	53,658	1,373,246

Security	Shares	Value

Volkswagen AG	5,255	$1,289,522

		107,609,823
HONG KONG — 2.21%
AAC Technologies Holdings Inc.	96,500	426,300
AIA Group Ltd.	965,000	4,897,782
Bank of East Asia Ltd. (The)	233,400	1,009,999
BOC Hong Kong (Holdings) Ltd.	482,500	1,574,509
Bosideng International Holdings Ltd.[c]	774,000	178,699
Cathay Pacific Airways Ltd.	193,000	382,861
Cheung Kong (Holdings) Ltd.	193,000	3,017,084
Cheung Kong Infrastructure Holdings Ltd.	193,000	1,343,001
CLP Holdings Ltd.	193,500	1,557,374
Galaxy Entertainment Group Ltd.[a]	193,000	1,440,085
Hang Seng Bank Ltd.	115,800	1,926,751
Henderson Land Development Co. Ltd.	209,700	1,242,829
Hong Kong and China Gas Co. Ltd. (The)	670,440	1,566,915
Hong Kong Exchanges and Clearing Ltd.	94,500	1,523,594
Hutchison Whampoa Ltd.	193,000	2,404,705
Li & Fung Ltd.	774,000	1,094,155
Link REIT (The)	289,500	1,460,000
MTR Corp. Ltd.	193,000	748,048
New World Development Co. Ltd.	386,000	534,711
Orient Overseas International Ltd.	98,000	506,239
Power Assets Holdings Ltd.	206,000	1,716,434
Sands China Ltd.	154,800	1,100,145
Shangri-La Asia Ltd.	396,666	726,509
SJM Holdings Ltd.	387,000	1,250,392
Sun Hung Kai Properties Ltd.	193,000	2,529,172
Swire Pacific Ltd. Class A	98,000	1,131,929
Wharf (Holdings) Ltd. (The)	193,000	1,625,541
Wynn Macau Ltd.	154,800	593,998

		39,509,761
HUNGARY — 0.07%
MOL Hungarian Oil and Gas PLC	11,195	768,498
OTP Bank PLC	26,248	546,596

		1,315,094
INDIA — 1.21%
Dr. Reddy’s Laboratories Ltd. SP ADR	40,222	1,594,802
HDFC Bank Ltd. SP ADR	85,711	3,107,024
ICICI Bank Ltd. SP ADR	58,127	2,169,300
Infosys Ltd. SP ADR	49,434	2,622,968
Larsen & Toubro Ltd. SP GDR[d]	97,917	1,503,026
Mahindra & Mahindra Ltd. SP GDR[c]	77,421	1,026,602
Ranbaxy Laboratories Ltd. SP GDR[a]	121,290	770,798
Reliance Industries Ltd. SP GDR[e]	75,333	2,250,197
Sesa Sterlite Ltd.[a]	125,298	1,616,344
State Bank of India SP GDR[d]	29,340	1,719,324
Tata Motors Ltd. SP ADR	52,953	1,658,488
Wipro Ltd. SP ADR[c]	149,826	1,663,069

		21,701,942
INDONESIA — 0.56%
PT Astra International Tbk	1,158,000	683,140
PT Bank Central Asia Tbk	2,123,000	1,968,095
PT Bank Mandiri (Persero) Tbk	1,833,742	1,398,996
PT Bank Rakyat Indonesia (Persero) Tbk	1,833,500	1,284,955

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2013

Security	Shares	Value

PT Bumi Resources Tbk[a]	1,305,500	$52,695
PT Charoen Pokphand Indonesia Tbk	579,000	200,319
PT Gudang Garam Tbk	98,000	320,799
PT Indosat Tbk	579,422	226,166
PT Kalbe Farma Tbk	3,202,000	369,270
PT Lippo Karawaci Tbk[a]	1,640,500	164,450
PT Perusahaan Gas Negara (Persero) Tbk	1,544,000	698,550
PT Semen Gresik (Persero) Tbk	772,000	982,763
PT Telekomunikasi Indonesia (Persero) Tbk	5,990,000	1,248,747
PT United Tractors Tbk	289,545	449,504

		10,048,449
IRELAND — 0.30%
Bank of Ireland[a]	1,922,666	705,743
CRH PLC	65,455	1,592,850
Elan Corp. PLC[a]	69,866	1,158,790
Irish Bank Resolution Corp. Ltd.[a,b]	64,486	1
Kerry Group PLC Class A	30,896	1,981,075

		5,438,459
ISRAEL — 0.31%
Bank Hapoalim BM	81,060	435,572
Bank Leumi le-Israel BMa	81,060	310,037
Bezeq The Israel Telecommunication Corp. Ltd.	71,410	124,612
Delek Group Ltd. (The)	1,421	492,625
Israel Chemicals Ltd.	37,056	307,260
Israel Corp. Ltd. (The)[a]	193	97,565
NICE Systems Ltd.	11,580	457,389
Teva Pharmaceutical Industries Ltd.	90,131	3,380,729

		5,605,789
ITALY — 1.51%
Assicurazioni Generali SpA	144,439	3,381,400
Banca Monte dei Paschi di Siena SpA[a,c]	581,509	184,201
Enel Green Power SpA	50,952	124,130
Enel SpA	518,977	2,293,034
Eni SpA	267,691	6,787,214
Exor SpA	31,073	1,233,094
Fiat SpA[a]	119,274	938,865
Finmeccanica SpA[a]	13,703	100,691
Intesa Sanpaolo SpA	1,016,917	2,531,353
Luxottica Group SpA	22,493	1,223,169
Mediobanca SpA	79,323	725,221
Prysmian SpA	9,843	240,868
Saipem SpA	26,891	630,996
Snam SpA	68,515	353,583
Telecom Italia SpA	1,178,520	1,149,576
Telecom Italia SpA RNC	441,982	345,803
Tenaris SA	39,645	931,346
Terna SpA	43,618	216,440
UniCredit SpA	410,704	3,093,269
Unione di Banche Italiane SpA	74,305	515,190

		26,999,443
JAPAN — 14.96%
Advantest Corp.	19,300	230,160
AEON Co. Ltd.	77,200	1,052,048
AEON Financial Service Co. Ltd.	19,300	591,138
AEON Mall Co. Ltd.	21,500	611,186

Security	Shares	Value

Aisin Seiki Co. Ltd.	38,700	$1,567,959
Ajinomoto Co. Inc.	12,000	167,934
Amada Co. Ltd.	193,000	1,656,365
ANA Holdings Inc.[c]	193,000	403,272
Asahi Glass Co. Ltd.	193,000	1,190,144
Asahi Group Holdings Ltd.	57,900	1,563,908
Asahi Kasei Corp.	193,000	1,465,549
Astellas Pharma Inc.	57,900	3,222,240
Bridgestone Corp.	77,200	2,639,955
Canon Inc.	96,500	3,039,293
Casio Computer Co. Ltd.	98,100	936,905
Chubu Electric Power Co. Inc.	57,900	856,903
Chugai Pharmaceutical Co. Ltd.	38,600	906,476
Chugoku Electric Power Co. Inc. (The)	19,300	295,470
Citizen Holdings Co. Ltd.	96,500	685,562
Coca-Cola West Co. Ltd.	38,600	783,331
Cosmo Oil Co. Ltd.[a]	387,000	682,408
Credit Saison Co. Ltd.	38,600	1,052,835
Dai-ichi Life Insurance Co. Ltd. (The)	96,500	1,373,091
Daido Steel Co. Ltd.	14,000	80,196
Daiichi Sankyo Co. Ltd.	87,600	1,623,247
Daikin Industries Ltd.	38,700	2,220,783
Dainippon Sumitomo Pharma Co. Ltd.	38,600	517,762
Daito Trust Construction Co. Ltd.	2,600	265,274
Daiwa Securities Group Inc.	193,000	1,754,724
Dena Co. Ltd.[c]	19,600	427,320
Denso Corp.	57,900	2,776,674
Dentsu Inc.	19,300	726,873
East Japan Railway Co.	38,600	3,348,140
Eisai Co. Ltd.	38,700	1,518,653
Electric Power Development Co. Ltd.	19,300	615,727
FANUC Corp.	19,300	3,092,406
Fast Retailing Co. Ltd.	1,300	435,277
Fuji Heavy Industries Ltd.	19,300	525,434
FUJIFILM Holdings Corp.	57,900	1,412,238
Fujitsu Ltd.[a]	193,000	828,183
Gree Inc.[c]	19,600	168,811
GungHo Online Entertainment Inc.[a,c]	386	242,357
Gunma Bank Ltd. (The)	193,000	1,113,424
Hachijuni Bank Ltd. (The)	193,000	1,188,177
Hino Motors Ltd.	13,000	182,723
Hitachi Construction Machinery Co. Ltd.	38,600	813,232
Hitachi High-Technologies Corp.	19,300	443,009
Hitachi Ltd.	386,000	2,695,036
Hokkaido Electric Power Co. Inc.[a]	19,300	248,258
Hokuriku Electric Power Co.	19,300	274,618
Honda Motor Co. Ltd.	154,400	6,161,207
Hoya Corp.	77,200	1,851,510
Hulic Co. Ltd.	38,600	612,186
IBIDEN Co. Ltd.	19,300	333,634
Idemitsu Kosan Co. Ltd.	1,200	100,418
IHI Corp.	386,000	1,628,825
INPEX Corp.	77,200	892,313
Isetan Mitsukoshi Holdings Ltd.	38,600	583,466
Isuzu Motors Ltd.	193,000	1,196,045
ITOCHU Corp.	173,700	2,085,604
Japan Petroleum Exploration Co. Ltd.	19,600	797,105
Japan Prime Realty Investment Corp.	386	1,286,536
Japan Retail Fund Investment Corp.	386	784,118
Japan Tobacco Inc.	115,800	4,190,093
JFE Holdings Inc.	38,700	876,479
JSR Corp.	38,600	732,578
JTEKT Corp.	57,900	739,463

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2013

Security	Shares	Value

JX Holdings Inc.	193,000	$954,082
Kansai Electric Power Co. Inc. (The)[a]	77,200	975,721
Kao Corp.	57,900	1,926,853
Kawasaki Heavy Industries Ltd.	193,000	751,463
KDDI Corp.	57,900	3,133,717
Keikyu Corp.	193,000	1,815,707
Keio Corp.	193,000	1,335,715
Kintetsu Corp.[c]	193,000	710,152
Kirin Holdings Co. Ltd.	6,000	87,575
Kobe Steel Ltd.[a]	193,000	340,322
Komatsu Ltd.	96,500	2,104,882
Konica Minolta Holdings Inc.	98,000	811,090
Kubota Corp.	193,000	2,848,476
Kuraray Co. Ltd.	96,500	1,131,128
Kurita Water Industries Ltd.	38,700	844,134
Kyocera Corp.	39,200	2,029,722
Kyushu Electric Power Co. Inc.[a]	38,600	542,548
Mabuchi Motor Co. Ltd.	19,600	1,040,832
Marubeni Corp.	193,000	1,508,827
Mazda Motor Corp.[a]	193,000	865,559
Meiji Holdings Co. Ltd.	19,695	1,100,077
Mitsubishi Chemical Holdings Corp.	193,500	903,302
Mitsubishi Corp.	154,400	3,119,160
Mitsubishi Electric Corp.	193,000	2,114,718
Mitsubishi Estate Co. Ltd.	193,000	5,502,202
Mitsubishi Heavy Industries Ltd.	387,000	2,453,511
Mitsubishi Motors Corp.[a]	38,600	431,993
Mitsubishi UFJ Financial Group Inc.	1,321,200	8,349,241
Mitsui & Co. Ltd.	135,100	1,927,836
Mitsui Chemicals Inc.	193,000	511,467
Mitsui Fudosan Co. Ltd.	51,000	1,681,633
Mitsui O.S.K. Lines Ltd.	193,000	814,412
Mizuho Financial Group Inc.	2,142,300	4,476,317
MS&AD Insurance Group Holdings Inc.	38,600	993,426
Murata Manufacturing Co. Ltd.	19,300	1,548,170
Nabtesco Corp.	19,600	477,664
Namco Bandai Holdings Inc.	19,600	369,585
NEC Corp.	170,000	381,205
Nidec Corp.	19,300	1,874,722
Nikon Corp.	38,600	712,119
Nintendo Co. Ltd.	19,300	2,167,832
Nippon Building Fund Inc.	9	111,640
Nippon Steel & Sumitomo Metal Corp.	772,860	2,544,427
Nippon Telegraph and Telephone Corp.	57,900	3,003,883
Nishi-Nippon City Bank Ltd. (The)	387,000	1,045,306
Nissan Motor Co. Ltd.	212,300	2,124,948
Nisshin Seifun Group Inc.	13,750	148,978
Nissin Foods Holdings Co. Ltd.	19,300	826,215
Nitto Denko Corp.	19,600	1,024,850
Nomura Holdings Inc.	374,100	2,756,847
Nomura Real Estate Holdings Inc.	19,600	495,244
NSK Ltd.	193,000	2,049,801
NTT DOCOMO Inc.	135,100	2,148,160
NTT Urban Development Corp.	19,600	249,120
Olympus Corp.[a]	19,300	617,694
Omron Corp.	38,600	1,471,450
Ono Pharmaceutical Co. Ltd.	19,600	1,478,341
ORIX Corp.	135,100	2,321,665
Osaka Gas Co. Ltd.	193,000	812,445
Otsuka Holdings Co. Ltd.	19,300	548,843
Panasonic Corp.	212,300	2,131,439
Rakuten Inc.	96,500	1,257,028
Resona Holdings Inc.	164,000	852,512

Security	Shares	Value

Sanrio Co. Ltd.	2,700	$148,058
Santen Pharmaceutical Co. Ltd.	19,300	974,738
SBI Holdings Inc.	38,600	465,041
Secom Co. Ltd.	19,600	1,178,677
Seven & I Holdings Co. Ltd.	96,500	3,560,595
Sharp Corp.[a]	193,000	568,515
Shikoku Electric Power Co. Inc.[a]	19,300	343,863
Shin-Etsu Chemical Co. Ltd.	38,600	2,175,701
Shiseido Co. Ltd.	38,600	659,005
Showa Shell Sekiyu K.K.	96,500	1,036,704
SMC Corp.	3,200	743,003
SoftBank Corp.	96,500	7,180,206
Sony Corp.	115,800	2,215,438
Stanley Electric Co. Ltd.	38,600	896,247
Sumitomo Chemical Co. Ltd.	193,000	704,250
Sumitomo Corp.	164,000	2,131,281
Sumitomo Electric Industries Ltd.	77,200	1,155,128
Sumitomo Heavy Industries Ltd.	193,000	851,789
Sumitomo Mitsui Financial Group Inc.	135,100	6,492,677
Sumitomo Mitsui Trust Holdings Inc.	386,000	1,896,361
Sumitomo Rubber Industries Inc.	19,300	267,930
Suzuki Motor Corp.	38,600	968,246
T&D Holdings Inc.	57,900	693,431
Taiyo Nippon Sanso Corp.	193,000	1,319,978
Takeda Pharmaceutical Co. Ltd.	77,200	3,670,757
TDK Corp.	19,600	831,067
Terumo Corp.	19,600	946,937
THK Co. Ltd.	19,300	419,796
Toho Gas Co. Ltd.	193,000	1,005,229
Tohoku Electric Power Co. Inc.[a]	38,600	466,222
Tokio Marine Holdings Inc.	57,900	1,891,443
Tokyo Electric Power Co. Inc.[a]	154,400	823,068
Tokyo Electron Ltd.	19,600	1,072,796
Tokyo Gas Co. Ltd.	193,000	1,046,540
Tokyu Corp.	68,000	462,297
Tokyu Fudosan Holdings Corp.[a]	193,000	1,900,296
TonenGeneral Sekiyu K.K.	14,000	130,140
Toray Industries Inc.	193,000	1,203,914
Toshiba Corp.	387,000	1,640,934
Toyo Seikan Group Holdings Ltd.	77,200	1,598,924
Toyo Suisan Kaisha Ltd.	4,000	127,204
Toyota Industries Corp.	38,700	1,702,074
Toyota Motor Corp.	289,500	18,766,894
Toyota Tsusho Corp.	38,600	1,069,752
Ube Industries Ltd.	387,000	800,744
Unicharm Corp.	19,300	1,237,356
United Urban Investment Corp.	386	590,547
USS Co. Ltd.	57,900	847,461
West Japan Railway Co.	19,300	864,575
Yahoo! Japan Corp.	183,100	852,887
Yakult Honsha Co. Ltd.	19,300	978,672
Yamada Denki Co. Ltd.	115,800	324,585
Yamaha Motor Co. Ltd.	38,600	589,367
Yamato Holdings Co. Ltd.	77,200	1,657,152
Yamazaki Baking Co. Ltd.	7,000	71,206
Yokogawa Electric Corp.	57,900	755,397

		268,027,296
MALAYSIA — 0.77%
Alliance Financial Group Bhd	328,100	539,633
Axiata Group Bhd	250,900	546,239
Berjaya Sports Toto Bhd	115,822	149,386

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2013

Security	Shares	Value

British American Tobacco (Malaysia) Bhd	19,300	$388,379
Bumi Armada Bhd[a]	231,600	290,642
CIMB Group Holdings Bhd	443,900	1,050,826
DiGi.Com Bhd	405,300	642,202
Genting Bhd	212,300	705,076
Genting Malaysia Bhd	193,000	264,220
Hong Leong Bank Bhd	77,200	349,358
Hong Leong Financial Group Bhd	19,300	92,477
IHH Healthcare Bhd[a]	154,400	202,079
IOI Corp. Bhd	186,400	321,344
Kuala Lumpur Kepong Bhd	38,600	282,569
Lafarge Malaysia Bhd	96,500	304,893
Malayan Banking Bhd	347,400	1,074,495
Malaysia Airports Holdings Bhd	115,800	308,624
Maxis Bhd	289,500	659,633
Petronas Chemicals Group Bhd	212,300	478,349
Petronas Dagangan Bhd	38,600	374,312
Petronas Gas Bhd	115,800	899,816
PPB Group Bhd	19,300	89,908
Public Bank Bhd Foreign	212,300	1,231,193
RHB Capital Bhd	77,200	193,027
Sapurakencana Petroleum Bhd[a]	308,800	391,437
Sime Darby Bhd	193,000	582,875
Tenaga Nasional Bhd	289,500	865,138
UEM Sunrise Bhd	231,600	171,743
UMW Holdings Bhd	57,900	234,862
YTL Corp. Bhd	308,853	161,496

		13,846,231
MEXICO — 1.12%
Alfa SAB de CV Series A	386,000	1,062,452
America Movil SAB de CV Series L	4,033,700	4,344,235
Cemex SAB de CV CPO[a]	1,413,136	1,508,881
Compartamos SAB de CV	140,100	273,965
Fibra Uno Administracion SA de CV	193,000	602,492
Fomento Economico Mexicano SAB de CV BD Units	308,800	2,899,324
Grupo Aeroportuario del Sureste SAB de CV Series B	19,300	231,539
Grupo Financiero Banorte SAB de CV Series O	259,500	1,662,493
Grupo Financiero Inbursa SAB de CV Series O	193,000	499,008
Grupo Financiero Santander Mexico SAB de CV Series B	154,400	433,770
Grupo Mexico SAB de CV Series B	491,729	1,558,871
Grupo Televisa SAB de CV CPO	231,600	1,419,968
Industrias Penoles SAB de CV	10,615	311,732
Kimberly-Clark de Mexico SAB de CV Series A	366,700	1,119,064
Minera Frisco SAB de CV Series A1[a,c]	57,900	148,589
OHL Mexico SAB de CVa	77,200	199,128
Wal-Mart de Mexico SAB de CV Series V	694,800	1,812,998

		20,088,509
NETHERLANDS — 1.84%
AEGON NV	237,972	1,897,137
Akzo Nobel NV	31,073	2,262,573
ASML Holding NV	36,554	3,474,684
CNH Industrial NVa	116,999	1,385,413
Heineken NV	22,967	1,589,282
ING Groep NV CVA[a]	413,599	5,275,944
Koninklijke Ahold NV	142,048	2,707,460
Koninklijke DSM NV	25,673	1,947,206
Koninklijke KPN NVa	313,625	1,003,682
Koninklijke Philips Electronics NV	116,802	4,141,301
OCI NVa	7,141	274,936

Security	Shares	Value

Reed Elsevier NV	49,601	$1,000,361
TNT Express NV	24,787	229,146
Unilever NV CVA	132,012	5,235,146
Ziggo NV	12,352	530,728

		32,954,999
NEW ZEALAND — 0.11%
Auckland International Airport Ltd.	365,944	1,038,982
Fletcher Building Ltd.	64,657	534,663
Telecom Corp. of New Zealand Ltd.	209,892	408,285

		1,981,930
NORWAY — 0.53%
Aker Solutions ASA	25,357	350,869
DNB ASA	80,867	1,434,403
Gjensidige Forsikring ASA	17,796	332,417
Norsk Hydro ASA	56,163	251,177
Orkla ASA	49,794	403,944
Seadrill Ltd.	31,652	1,466,122
Statoil ASA	108,716	2,577,270
Subsea 7 SA	28,604	605,480
Telenor ASA	50,287	1,209,035
Yara International ASA	19,897	859,742

		9,490,459
PERU — 0.10%
Compania de Minas Buenaventura SA SP ADR	28,604	414,758
Credicorp Ltd.	9,471	1,293,739
Southern Copper Corp.	4,149	115,964

		1,824,461
PHILIPPINES — 0.21%
Ayala Land Inc.	501,800	342,005
Bank of the Philippine Islands	496,018	1,147,924
Jollibee Foods Corp.	229,840	943,615
Metropolitan Bank & Trust Co.	654,913	1,348,930

		3,782,474
POLAND — 0.32%
Bank Handlowy w Warszawie SA	5,211	201,205
Bank Millennium SAa	101,968	253,859
Bank Pekao SA	9,650	605,320
BRE Bank SA	2,404	398,479
Cyfrowy Polsat SAa	96,369	701,594
Eurocash SA	9,264	142,567
Jastrzebska Spolka Weglowa SA	5,404	117,062
Kernel Holding SAa	17,987	242,551
KGHM Polska Miedz SA	14,282	578,141
Polski Koncern Naftowy Orlen SA	26,248	371,096
Powszechna Kasa Oszczednosci Bank Polski SA	68,901	914,784
Powszechny Zaklad Ubezpieczen SA	3,088	470,507
Synthos SA	144,245	244,721
Tauron Polska Energia SA	251,179	410,631
Telekomunikacja Polska SA	47,478	154,001

		5,806,518

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2013

Security	Shares	Value

PORTUGAL — 0.15%
Banco Espirito Santo SA Registered[a]	419,842	$555,364
Energias de Portugal SA	183,543	676,716
Galp Energia SGPS SA Class B	26,441	448,613
Jeronimo Martins SGPS SA	39,030	722,164
Portugal Telecom SGPS SA Registered[c]	65,234	294,879

		2,697,736
RUSSIA — 1.28%
Gazprom OAO SP ADR	501,253	4,691,728
LUKOIL OAO SP ADR	45,628	2,987,265
Magnit OJSC SP GDR	31,652	2,033,641
MegaFon OAO SP GDR[d]	10,808	392,330
MMC Norilsk Nickel OJSC SP ADR	63,177	956,500
Mobile TeleSystems OJSC SP ADR	64,462	1,469,734
NovaTek OAO SP GDR[d]	19,696	2,767,288
Rosneft Oil Co. OJSC SP GDR[d]	86,464	682,633
RusHydro OJSC SP ADR	103,154	173,711
Sberbank of Russia SP ADR	182,606	2,331,879
Sistema JSFC SP GDR[d]	33,491	897,559
Surgutneftegas OJSC SP ADR	157,887	1,381,511
Tatneft OAO SP ADR	17,402	715,396
TMK OAO SP GDR[d]	53,276	688,326
Uralkali OJSC SP GDR[d]	28,031	748,708

		22,918,209
SINGAPORE — 1.10%
Ascendas REIT	193,000	368,775
CapitaLand Ltd.	213,500	537,042
DBS Group Holdings Ltd.	193,500	2,611,513
Genting Singapore PLC	579,000	711,876
Global Logistic Properties Ltd.	386,000	961,615
Hutchison Port Holdings Trust[c]	387,000	282,510
Keppel Corp. Ltd.	203,200	1,777,498
Noble Group Ltd.	772,199	641,242
Oversea-Chinese Banking Corp. Ltd.	386,000	3,236,506
SembCorp Marine Ltd.[c]	387,000	1,404,039
Singapore Airlines Ltd.[c]	193,000	1,622,921
Singapore Telecommunications Ltd.	772,000	2,352,691
United Overseas Bank Ltd.	193,000	3,242,730

		19,750,958
SOUTH AFRICA — 1.59%
African Bank Investments Ltd.[c]	322,214	547,463
Anglo American Platinum Ltd.[a]	13,706	556,336
AngloGold Ashanti Ltd.	45,063	687,734
Aspen Pharmacare Holdings Ltd.	59,465	1,660,955
Bidvest Group Ltd.	15,826	423,445
FirstRand Ltd.	618,842	2,226,607
Foschini Group Ltd. (The)	18,178	210,040
Gold Fields Ltd.	117,933	555,159
Growthpoint Properties Australia Ltd.	710,949	1,811,923
Harmony Gold Mining Co. Ltd.	90,969	315,307
Impala Platinum Holdings Ltd.	70,117	854,957
Imperial Holdings Ltd.	14,861	316,811
Investec Ltd.	23,932	170,350
Kumba Iron Ore Ltd.	21,812	916,102
MMI Holdings Ltd.	100,828	248,404
Mr. Price Group Ltd.	24,897	393,579

Security	Shares	Value

MTN Group Ltd.	144,557	$2,882,905
Nampak Ltd.	44,776	148,575
Naspers Ltd. Class N	38,407	3,604,435
Northam Platinum Ltd.[a]	119,329	491,365
PPC Ltd.	31,469	99,859
Redefine Properties Ltd.	1,568,165	1,614,322
Remgro Ltd.	30,687	626,897
RMB Holdings Ltd.	69,544	349,823
RMI Holdings Ltd.	69,544	196,562
Sappi Ltd.[a]	41,513	122,645
Sasol Ltd.	75,656	3,878,263
Shoprite Holdings Ltd.	27,020	496,355
Standard Bank Group Ltd.	62,339	794,510
Tiger Brands Ltd.	11,194	329,124
Truworths International Ltd.	31,845	305,544
Woolworths Holdings Ltd.	75,463	569,432

		28,405,788
SOUTH KOREA — 3.29%
AmorePacific Corp.	387	317,408
AmorePacific Group	772	272,556
BS Financial Group Inc.	18,130	291,413
Celltrion Inc.[c]	5,404	234,602
Cheil Industries Inc.	4,342	368,400
Cheil Worldwide Inc.[a]	19,300	475,791
CJ CheilJedang Corp.	980	237,898
Coway Co. Ltd.	7,720	441,039
Daelim Industrial Co. Ltd.	2,802	259,926
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[c]	13,510	426,028
DGB Financial Group Inc.	14,780	236,870
Dongbu Insurance Co. Ltd.	3,860	172,667
Doosan Heavy Industries & Construction Co. Ltd.	2,931	119,782
E-Mart Co. Ltd.	1,960	469,328
GS Engineering & Construction Corp.	4,675	157,780
GS Holdings Corp.	4,246	234,165
Hana Financial Group Inc.	29,597	1,141,190
Hankook Tire Co. Ltd.	4,465	262,239
Hyundai Department Store Co. Ltd.	1,544	245,992
Hyundai Development Co.	5,790	128,818
Hyundai Engineering & Construction Co. Ltd.	6,755	387,820
Hyundai Glovis Co. Ltd.	1,544	342,788
Hyundai Heavy Industries Co. Ltd.	4,053	968,594
Hyundai Marine & Fire Insurance Co. Ltd.	5,790	165,663
Hyundai Mobis Co. Ltd.	6,176	1,743,778
Hyundai Motor Co.	14,668	3,498,472
Hyundai Steel Co.	5,211	429,849
Hyundai Wia Corp.	1,351	233,074
Industrial Bank of Korea	11,580	133,731
Kangwon Land Inc.	9,650	265,187
KB Financial Group Inc.	42,610	1,687,127
Kia Motors Corp.	22,388	1,302,229
Korea Aerospace Industries Ltd.	3,860	101,890
Korea Electric Power Corp.[a]	48,250	1,289,548
Korea Gas Corp.	4,510	271,684
Korea Investment Holdings Co. Ltd.	5,790	225,705
Korea Zinc Co. Ltd.	965	282,017
KT Corp.	17,370	573,951
KT&G Corp.	11,001	803,750
LG Chem Ltd.	4,057	1,145,483
LG Corp.	9,650	570,403
LG Display Co. Ltd.[a]	40,530	953,310
LG Electronics Inc.	10,422	668,108

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2013

Security	Shares	Value

LG Household & Health Care Ltd.	1,351	$701,769
LG Uplus Corp.[a]	34,740	397,918
Lotte Chemical Corp.	965	197,867
Lotte Confectionery Co. Ltd.	193	330,961
Lotte Shopping Co. Ltd.	1,158	439,401
Mirae Asset Securities Co. Ltd.	5,790	195,411
NAVER Corp.	2,509	1,412,089
NCsoft Corp.	1,544	299,120
NHN Entertainment Corp.[a]	1,122	120,054
OCI Co. Ltd.	965	174,669
ORION Corp.	588	573,726
POSCO	6,369	1,900,343
S-Oil Corp.	3,860	282,017
S1 Corp.	5,211	310,965
Samsung C&T Corp.	10,808	641,908
Samsung Electro-Mechanics Co. Ltd.	5,983	459,688
Samsung Electronics Co. Ltd.	12,352	17,059,326
Samsung Engineering Co. Ltd.	2,895	203,871
Samsung Fire & Marine Insurance Co. Ltd.	2,702	631,719
Samsung Heavy Industries Co. Ltd.	17,820	654,338
Samsung Life Insurance Co. Ltd.	3,667	361,255
Samsung SDI Co. Ltd.	3,474	579,682
Samsung Securities Co. Ltd.	5,790	256,818
Samsung Techwin Co. Ltd.	3,281	179,090
Shinhan Financial Group Co. Ltd.	41,450	1,811,178
Shinsegae Co. Ltd.	579	146,012
SK C&C Co. Ltd.[c]	2,123	229,162
SK Holdings Co. Ltd.	2,702	490,347
SK Hynix Inc.[a]	50,180	1,511,432
SK Innovation Co. Ltd.	5,404	759,082
SK Telecom Co. Ltd.	2,316	495,623
Woori Finance Holdings Co. Ltd.	42,460	504,356
Yuhan Corp.	579	102,072

		58,951,322
SPAIN — 2.38%
Abertis Infraestructuras SA	44,583	957,647
Acciona SAc	7,752	492,480
Actividades de Construcciones y Servicios SA	28,967	952,026
Amadeus IT Holding SA Class A	37,249	1,385,004
Banco Bilbao Vizcaya Argentaria SA	497,738	5,839,023
Banco de Sabadell SA	253,066	650,241
Banco Popular Espanol SAa	111,361	634,649
Banco Santander SA	1,012,051	8,996,896
Bankia SAa	330,995	495,886
CaixaBank SA	44,927	233,868
Distribuidora Internacional de Alimentacion SA	77,105	705,781
Ferrovial SA	73,189	1,397,483
Gas Natural SDG SA	19,300	455,760
Grifols SA	10,808	443,816
Iberdrola SA	474,742	2,986,964
Industria de Diseno Textil SA	23,739	3,905,051
International Consolidated Airlines Group SAa	19,300	107,577
Red Electrica Corporacion SA	8,183	510,739
Repsol SA	109,929	2,956,089
Telefonica SAa	416,546	7,353,327
Zardoya Otis SA	67,062	1,169,720

		42,630,027
SWEDEN — 2.30%
Alfa Laval AB	74,112	1,695,023

Security	Shares	Value

Assa Abloy AB Class B	58,736	$2,919,985
Atlas Copco AB Class A	43,232	1,201,214
Electrolux AB Class B	50,952	1,259,814
Getinge AB Class B	43,467	1,380,374
Hennes & Mauritz AB Class B	115,221	4,985,571
Hexagon AB Class B	11,195	336,661
Husqvarna AB Class B	143,863	847,476
Investor AB Class B	117,344	3,775,434
Lundin Petroleum ABa	10,036	207,511
Millicom International Cellular SA SDR	8,355	771,453
Nordea Bank AB	342,768	4,396,465
Sandvik AB	161,927	2,194,543
Scania AB Class B	70,638	1,419,080
Securitas AB Class B	77,106	881,749
Skandinaviska Enskilda Banken AB Class A	51,175	620,802
Skanska AB Class B	84,745	1,635,693
Svenska Cellulosa AB Class B	25,090	713,417
Svenska Handelsbanken AB Class A	35,401	1,606,190
Swedbank AB Class A	51,145	1,335,719
Tele2 AB Class B	47,546	574,574
Telefonaktiebolaget LM Ericsson Class B	247,619	2,959,849
TeliaSonera AB	272,222	2,259,034
Volvo AB Class B	93,991	1,209,193

		41,186,824
SWITZERLAND — 6.30%
ABB Ltd. Registered[a]	293,939	7,520,917
Actelion Ltd. Registered[a]	5,597	434,199
Adecco SA Registered[a]	7,527	556,494
Aryzta AGa	4,439	332,355
Barry Callebaut AG Registered[a]	193	202,047
Compagnie Financiere Richemont SA Registered	49,876	5,125,020
Credit Suisse Group AG Registered	135,486	4,223,698
Geberit AG Registered	1,258	376,893
Givaudan SA Registered[a]	193	274,512
Holcim Ltd. Registered[a]	13,703	1,022,939
Julius Baer Group Ltd.[a]	14,819	729,699
Kuehne & Nagel International AG Registered	16,077	2,036,367
Lindt & Spruengli AG Participation Certificates	193	816,288
Nestle SA Registered	337,171	24,388,163
Novartis AG Registered	233,192	18,141,877
Roche Holding AG Genusschein	72,791	20,192,258
SGS SA Registered	386	906,229
Sonova Holding AG Registered[a]	2,316	302,048
Sulzer AG Registered	1,067	167,435
Swatch Group AG (The) Bearer	3,168	2,030,837
Swiss Life Holding AG Registered[a]	3,359	668,795
Swiss Prime Site AG Registered	8,492	645,188
Swiss Re AGa	41,895	3,687,297
Swisscom AG Registered	2,316	1,184,407
Syngenta AG Registered	11,195	4,530,912
Transocean Ltd.	31,845	1,508,290
UBS AG Registered[a]	385,716	7,479,623
Zurich Insurance Group AGa	11,967	3,315,687

		112,800,474
TAIWAN — 2.41%
Acer Inc.[a]	386,000	252,258
Advanced Semiconductor Engineering Inc.	1,062,218	1,043,074
Advanced Semiconductor Engineering Inc. SP ADR	124,130	611,961
Asia Cement Corp.	394,785	535,482

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2013

Security	Shares	Value

AU Optronics Corp.[a]	1,737,000	$575,265
Cathay Financial Holding Co. Ltd.	630,684	950,980
Chailease Holding Co. Ltd.	213,700	519,348
Chang Hwa Commercial Bank Ltd.	772,512	462,779
China Development Financial Holding Corp.	1,930,000	576,119
China Steel Corp.	1,559,793	1,356,480
Chunghwa Telecom Co. Ltd.	631,000	2,031,777
Chunghwa Telecom Co. Ltd. SP ADR	17,812	567,134
Compal Electronics Inc.	386,000	302,184
CTBC Financial Holding Co. Ltd.	1,351,192	915,221
Delta Electronics Inc.	193,000	1,001,804
E.Sun Financial Holding Co. Ltd.	853,460	570,823
Epistar Corp.	193,000	335,686
Far EasTone Telecommunications Co. Ltd.	386,000	886,843
First Financial Holding Co. Ltd.	1,233,604	764,192
Formosa Chemicals & Fibre Corp.	198,340	573,157
Formosa Petrochemical Corp.	193,000	520,281
Formosa Plastics Corp.	199,960	543,127
Highwealth Construction Corp.	114,400	246,871
Hon Hai Precision Industry Co. Ltd.	1,287,820	3,265,630
HTC Corp.	43,000	211,491
Hua Nan Financial Holdings Co. Ltd.	1,422,120	842,250
Innolux Corp.[a]	965,640	382,910
MediaTek Inc.	60,000	820,981
Mega Financial Holding Co. Ltd.	779,920	674,279
Nan Ya Plastics Corp.	389,840	889,031
Pegatron Corp.	193,000	268,681
Quanta Computer Inc.	386,000	915,747
Shin Kong Financial Holding Co. Ltd.	794,671	275,895
Siliconware Precision Industries Co. Ltd.	965,000	1,172,603
SinoPac Financial Holdings Co. Ltd.	1,255,080	619,434
Synnex Technology International Corp.	193,000	308,424
Taishin Financial Holdings Co. Ltd.	1,266,479	640,148
Taiwan Business Bank Ltd.[a]	1,608,972	493,981
Taiwan Cement Corp.	386,000	561,667
Taiwan Cooperative Financial Holding Co. Ltd.	1,641,972	922,158
Taiwan Mobile Co. Ltd.	386,000	1,320,411
Taiwan Semiconductor Manufacturing Co. Ltd.	2,316,000	8,631,937
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	30,219	556,332
U-Ming Marine Transport Corp.	386,000	635,242
Uni-President Enterprises Co.	429,828	819,291
United Microelectronics Corp.	1,930,000	817,866
Vanguard International Semiconductor Corp.	202,000	218,642
Wan Hai Lines Ltd.	386,000	208,244
Yuanta Financial Holding Co. Ltd.	1,158,000	630,644

		43,246,765
THAILAND — 0.59%
Bangkok Bank PCL NVDR	251,740	1,666,135
Banpu PCL NVDR	193,500	180,289
BEC World PCL NVDR	252,300	472,176
Charoen Pokphand Foods PCL NVDR	935,800	730,601
CP All PCL NVDR	931,600	1,174,789
Glow Energy PCL NVDR	221,300	517,255
Indorama Ventures PCL NVDR	355,288	285,372
Kasikornbank PCL NVDR	317,440	1,937,786
PTT Exploration & Production PCL NVDR	66,299	358,920
PTT Global Chemical PCL NVDR	328,701	829,013
PTT PCL NVDR	38,700	394,149
Siam Cement PCL NVDR (The)	58,200	800,309
Siam Commercial Bank PCL NVDR	193,000	1,020,032

Security	Shares	Value

Thai Oil PCL NVDR	125,800	$254,631

		10,621,457
TURKEY — 0.41%
Akbank TAS	108,080	425,322
Anadolu Efes Biracilik ve Malt Sanayii ASc	49,265	630,572
Arcelik AS	111,960	716,521
BIM Birlesik Magazalar AS	37,884	796,757
Coca-Cola Icecek AS	16,405	471,420
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	360,214	515,302
Enka Insaat ve Sanayi AS	39,377	115,428
Haci Omer Sabanci Holding AS	47,671	226,840
KOC Holding AS	37,357	183,761
Koza Altin Isletmeleri AS	4,632	82,305
Turk Hava Yollari AO	131,859	517,574
Turk Telekomunikasyon AS	81,498	282,262
Turkiye Garanti Bankasi AS	177,367	715,789
Turkiye Halk Bankasi AS	40,144	325,424
Turkiye Is Bankasi AS Class C	75,111	206,605
Turkiye Petrol Rafinerileri AS	29,559	672,116
Turkiye Sise ve Cam Fabrikalari AS	42,678	62,981
Turkiye Vakiflar Bankasi TAO Class D	48,252	116,255
Yapi ve Kredi Bankasi AS	77,688	180,547

		7,243,781
UNITED KINGDOM — 15.52%
3i Group PLC	252,325	1,512,494
Aggreko PLC	13,510	349,453
AMEC PLC	70,690	1,336,726
Anglo American PLC	143,290	3,418,617
ARM Holdings PLC	128,345	2,032,093
AstraZeneca PLC	125,257	6,658,967
Aviva PLC	363,617	2,623,586
BAE Systems PLC	122,003	891,258
Barclays PLC	1,463,691	6,198,732
BG Group PLC	345,470	7,068,339
BHP Billiton PLC	226,582	7,027,540
BP PLC	1,857,639	14,406,109
British American Tobacco PLC	203,633	11,241,115
British Land Co. PLC	82,276	822,189
British Sky Broadcasting Group PLC	56,163	845,921
BT Group PLC	887,028	5,372,628
Bunzl PLC	111,940	2,476,437
Burberry Group PLC	33,775	832,936
Capita PLC	135,920	2,153,121
Carnival PLC	23,853	852,287
Centrica PLC	526,181	2,987,513
Coca-Cola HBC AG	23,739	687,267
Compass Group PLC	277,952	4,005,625
Diageo PLC	291,430	9,303,368
Experian PLC	166,052	3,388,098
Fresnillo PLC	4,123	64,617
G4S PLC	223,912	940,713
GlaxoSmithKline PLC	491,957	12,989,874
Glencore Xstrata PLC	982,431	5,366,474
HSBC Holdings PLC	1,789,735	19,613,038
ICAP PLC	114,256	707,088
Imperial Tobacco Group PLC	115,607	4,325,753
InterContinental Hotels Group PLC	58,189	1,698,650
Invensys PLC	105,390	851,678
ITV PLC	213,651	655,268

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2013

Security	Shares	Value

J Sainsbury PLC	206,992	$1,311,924
Johnson Matthey PLC	38,310	1,848,929
Kingfisher PLC	366,326	2,221,738
Land Securities Group PLC	77,873	1,236,721
Legal & General Group PLC	960,561	3,338,025
Lloyds Banking Group PLC[a]	4,119,392	5,131,106
London Stock Exchange Group PLC	58,479	1,542,699
Marks & Spencer Group PLC	243,618	1,970,684
Melrose Industries PLC	120,625	620,536
National Grid PLC	449,497	5,665,364
Next PLC	32,231	2,819,550
Old Mutual PLC	606,859	1,985,060
Pearson PLC	40,530	849,107
Persimmon PLC	25,476	517,762
Petrofac Ltd.	13,785	324,011
Prudential PLC	289,886	5,956,702
Randgold Resources Ltd.	5,597	417,236
Reckitt Benckiser Group PLC	71,072	5,535,658
Reed Elsevier PLC	64,275	902,530
Rexam PLC	255,655	2,133,772
Rio Tinto PLC	131,047	6,648,862
Rolls-Royce Holdings PLC[a]	120,239	2,221,525
Royal Bank of Scotland Group PLC[a]	187,135	1,105,194
Royal Dutch Shell PLC Class A	341,880	11,405,484
Royal Dutch Shell PLC Class B	236,425	8,202,660
SABMiller PLC	91,733	4,795,691
Sage Group PLC (The)	211,399	1,144,906
Serco Group PLC	116,978	1,046,809
Shire PLC	61,219	2,705,733
Smith & Nephew PLC	136,493	1,747,740
SSE PLC	107,316	2,441,382
Standard Chartered PLC	220,124	5,303,004
Standard Life PLC	263,897	1,492,400
Tesco PLC	841,496	4,923,796
Tullow Oil PLC	98,816	1,496,293
Unilever PLC	96,886	3,930,343
United Utilities Group PLC	52,321	592,195
Vodafone Group PLC	4,909,534	17,707,804
Weir Group PLC (The)	10,036	363,593
Wm Morrison Supermarkets PLC	241,708	1,093,533
Wolseley PLC	46,326	2,501,505
WPP PLC	150,166	3,196,654

		278,101,792

TOTAL COMMON STOCKS
(Cost: $1,588,558,281)		1,753,247,199

PREFERRED STOCKS — 1.95%

BRAZIL — 1.41%
Banco Bradesco SA	233,230	3,386,181
Banco Bradesco SA SP ADR	68,996	994,922
Bradespar SA	19,300	231,425
Centrais Eletricas Brasileiras SA Class B	19,300	103,386
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	19,300	964,414
Companhia de Bebidas das Americas	77,200	2,901,749
Companhia de Bebidas das Americas SP ADR	23,188	862,594
Companhia Energetica de Minas Gerais	57,949	519,452
Companhia Paranaense de Energia Class B	30,200	424,336
Gerdau SA	57,900	460,158
Itau Unibanco Holding SA	254,240	3,956,509

Security	Shares	Value

Itausa - Investimentos Itau SA	281,210	$1,220,535
Klabin SA	38,600	206,598
Lojas Americanas SA	38,600	287,849
Metalurgica Gerdau SA	19,300	198,786
Oi SA	58,229	98,473
Petroleo Brasileiro SA	443,900	4,078,925
Telefonica Brasil SA	38,600	857,122
Telefonica Brasil SA SP ADR	16,067	356,366
Usinas Siderurgicas de Minas Gerais SA Class A	57,900	309,376
Vale SA Class A	193,000	2,850,707

		25,269,863
CHILE — 0.01%
Sociedad Quimica y Minera de Chile SA Series B	7,979	224,612

		224,612
GERMANY — 0.48%
Henkel AG & Co. KGaA	32,233	3,492,513
Porsche Automobil Holding SE	20,164	1,891,219
RWE AG NVS[c]	387	13,232
Volkswagen AG	12,639	3,216,603

		8,613,567
SOUTH KOREA — 0.05%
Hyundai Motor Co. Ltd.	1,544	168,119
Hyundai Motor Co. Ltd. Series 2	2,123	240,169
Samsung Electronics Co. Ltd.	386	372,627

		780,915
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	11,572,848	18,593

		18,593

TOTAL PREFERRED STOCKS
(Cost: $33,976,310)		34,907,550

RIGHTS — 0.01%

HONG KONG — 0.00%
New Hotel[a]	5,400	—

		—
SPAIN — 0.01%
Banco Santander SAa	1,132,640	241,752

		241,752

TOTAL RIGHTS
(Cost: $233,800)		241,752

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.88%

MONEY MARKET FUNDS — 0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[f,g,h]	14,779,840	$14,779,840
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[f,g,h]	858,960	858,960
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	166,233	166,233

		15,805,033

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,805,033)		15,805,033

TOTAL INVESTMENTS IN SECURITIES — 100.70%
(Cost: $1,638,573,424)		1,804,201,534
Other Assets, Less Liabilities — (0.70)%		(12,590,037)

NET ASSETS — 100.00%		$1,791,611,497

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

98

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex U.S. CONSUMER DISCRETIONARY ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 96.60%

AUSTRALIA — 1.41%
Crown Ltd.	1,439	$22,988
Echo Entertainment Group Ltd.	1,603	4,023
Flight Centre Ltd.	116	5,702
Harvey Norman Holdings Ltd.	1,278	3,945
Tabcorp Holdings Ltd.	2,591	8,833
Tatts Group Ltd.	4,575	13,603

		59,094

BELGIUM — 0.16%
Telenet Group Holding NV	120	6,599

		6,599

BRAZIL — 0.39%
Cyrela Brazil Realty SA Empreendimentos e Participacoes SP ADR	1,655	12,462
Estacio Participacoes SA	500	4,010

		16,472

CANADA — 3.96%
Canadian Tire Corp. Ltd. Class A NVS	170	15,777
Dollarama Inc.	203	17,445
Gildan Activewear Inc.	287	13,832
Magna International Inc. Class A	506	42,849
Shaw Communications Inc. Class B	801	19,156
Thomson Reuters Corp.	825	30,995
Tim Hortons Inc.	435	25,962

		166,016

CHINA — 2.78%
Anta Sports Products Ltd.	4,000	5,737
Belle International Holdings Ltd.	11,000	15,522
Brilliance China Automotive Holdings Ltd.	8,000	13,992
BYD Co. Ltd. Class Ha,b	1,500	7,429
Dah Chong Hong Holdings Ltd.	3,000	2,546
Daphne International Holdings Ltd.[a]	2,000	1,042
Dongfeng Motor Group Co. Ltd. Class H	8,000	11,309
Geely Automobile Holdings Ltd.	15,000	7,565
Golden Eagle Retail Group Ltd.[a]	3,000	4,504
GOME Electrical Appliances Holdings Ltd.	39,000	6,036
Great Wall Motor Co. Ltd. Class H	3,500	20,563
Guangzhou Automobile Group Co. Ltd. Class H	7,272	8,629
Intime Retail Group Co. Ltd.	3,500	4,167
Shenzhou International Group Holdings Ltd.	1,000	3,444
Zhongsheng Group Holdings Ltd.	2,500	4,005

		116,490

FINLAND — 0.34%
Nokian Renkaat OYJ	281	14,238

		14,238

Security	Shares	Value

FRANCE — 8.55%
Accor SA	363	$16,293
Christian Dior SA	140	26,646
Compagnie Generale des Etablissements Michelin Class B	412	43,140
Eutelsat Communications SA	324	10,283
JCDecaux SA	120	4,827
Kering SA	165	37,540
Lagardere SCA	217	7,903
LVMH Moet Hennessy Louis Vuitton SA	557	107,377
Publicis Groupe SA	333	27,810
Renault SA	441	38,676
SES SA Class A FDR	543	15,827
Sodexo	224	21,771

		358,093

GERMANY — 9.23%
Adidas AG	501	57,268
Axel Springer AG	55	3,321
Bayerische Motoren Werke AG	794	90,177
Continental AG	220	40,362
Daimler AG Registered	2,022	166,144
Hugo Boss AG	45	5,875
Kabel Deutschland Holding AG	48	6,043
ProSiebenSat.1 Media AG Registered	151	7,201
Volkswagen AG	41	10,061

		386,452

HONG KONG — 3.96%
Bosideng International Holdings Ltd.	8,000	1,847
Galaxy Entertainment Group Ltd.[b]	4,000	29,846
Haier Electronics Group Co. Ltd.	2,000	4,267
Li & Fung Ltd.	16,000	22,618
MGM China Holdings Ltd.	2,800	9,643
Sands China Ltd.	6,400	45,484
Shangri-La Asia Ltd.	6,666	12,209
SJM Holdings Ltd.	5,000	16,155
Wynn Macau Ltd.	4,400	16,884
Yue Yuen Industrial (Holdings) Ltd.	2,500	6,868

		165,821

INDIA — 0.92%
Mahindra & Mahindra Ltd. SP GDR[a]	991	13,141
Tata Motors Ltd. SP ADR	810	25,369

		38,510

INDONESIA — 1.04%
PT Astra International Tbk	55,000	32,447
PT Global Mediacom Tbk	19,500	3,304
PT Matahari Department Store Tbk[b]	4,500	4,910
PT Media Nusantara Citra Tbk	13,500	2,994

		43,655

ITALY — 1.09%
Fiat SpA[b]	2,420	19,049
Luxottica Group SpA	305	16,586

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. CONSUMER DISCRETIONARY ETF

October 31, 2013

Security	Shares	Value

Pirelli & C. SpA	703	$9,920

		45,555

JAPAN — 30.83%
ABC-MART Inc.	100	5,005
Aisin Seiki Co. Ltd.	500	20,258
Arnest One Corp.	200	5,496
ASICS Corp.	300	5,281
Benesse Holdings Inc.	300	11,191
Bridgestone Corp.	1,500	51,294
Casio Computer Co. Ltd.	600	5,730
Daihatsu Motor Co. Ltd.	1,000	19,386
Denso Corp.	1,100	52,752
Dentsu Inc.	400	15,065
Don Quijote Co. Ltd.	100	6,646
Fast Retailing Co. Ltd.	100	33,483
Fuji Heavy Industries Ltd.	1,100	29,947
Hakuhodo DY Holdings Inc.	300	2,318
Honda Motor Co. Ltd.	3,600	143,655
Isetan Mitsukoshi Holdings Ltd.	800	12,093
Isuzu Motors Ltd.	3,000	18,591
J. Front Retailing Co. Ltd.	1,000	7,767
Marui Group Co. Ltd.	600	5,730
Mazda Motor Corp.[b]	7,000	31,393
Mitsubishi Motors Corp.[b]	1,100	12,311
Namco Bandai Holdings Inc.	400	7,543
NHK Spring Co. Ltd.	100	1,043
Nikon Corp.	800	14,759
Nissan Motor Co. Ltd.	5,500	55,050
Nitori Holdings Co. Ltd.	100	9,387
NOK Corp.	300	4,623
Oriental Land Co. Ltd.	100	16,023
Panasonic Corp.	4,800	48,191
Rakuten Inc.	1,700	22,145
Rinnai Corp.	100	7,746
Sankyo Co. Ltd.	100	4,750
Sanrio Co. Ltd.	100	5,484
Sega Sammy Holdings Inc.	500	12,817
Sekisui Chemical Co. Ltd.	1,000	11,589
Sekisui House Ltd.	1,000	14,300
Sharp Corp.[b]	3,000	8,837
Shimano Inc.	200	17,531
Sony Corp.	2,200	42,089
Stanley Electric Co. Ltd.	400	9,288
Sumitomo Rubber Industries Inc.	600	8,329
Suzuki Motor Corp.	900	22,576
Toho Co. Ltd.	200	4,283
Toyoda Gosei Co. Ltd.	100	2,493
Toyota Boshoku Corp.	300	4,009
Toyota Industries Corp.	500	21,991
Toyota Motor Corp.	6,000	388,951
USS Co. Ltd.	500	7,318
Yamada Denki Co. Ltd.	2,200	6,167
Yamaha Corp.	300	4,464
Yamaha Motor Co. Ltd.	800	12,215

		1,291,383

MEXICO — 1.39%
El Puerto de Liverpool SA de CV Series C1	1,200	13,008
Grupo Televisa SAB de CV CPO	7,400	45,370

		58,378

Security	Shares	Value

NETHERLANDS — 1.15%
Reed Elsevier NV	1,442	$29,082
Wolters Kluwer NV	704	19,123

		48,205

NEW ZEALAND — 0.31%
SKYCITY Entertainment Group Ltd.	4,046	13,028

		13,028

PHILIPPINES — 0.35%
Jollibee Foods Corp.	3,560	14,616

		14,616

POLAND — 0.08%
Cyfrowy Polsat SAb	461	3,356

		3,356

SINGAPORE — 1.11%
Genting Singapore PLC	21,000	25,819
Singapore Press Holdings Ltd.	6,000	20,559

		46,378

SOUTH AFRICA — 3.45%
Foschini Group Ltd. (The)	567	6,551
Imperial Holdings Ltd.	461	9,828
Mr. Price Group Ltd.	553	8,742
Naspers Ltd. Class N	867	81,367
Steinhoff International Holdings Ltd.[b]	3,093	11,997
Truworths International Ltd.	1,056	10,132
Woolworths Holdings Ltd.	2,077	15,673

		144,290

SOUTH KOREA — 2.97%
Hyundai Motor Co. NVS SP GDR[a,c]	2,288	124,238

		124,238

SPAIN — 2.00%
Industria de Diseno Textil SA	509	83,730

		83,730

SWEDEN — 3.04%
Electrolux AB Class B	749	18,519
Hennes & Mauritz AB Class B	2,279	98,612
Husqvarna AB Class B	1,731	10,197

		127,328

SWITZERLAND — 3.94%
Compagnie Financiere Richemont SA Registered	1,115	114,572
Swatch Group AG (The) Bearer	67	42,950
Swatch Group AG (The) Registered	66	7,369

		164,891

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. CONSUMER DISCRETIONARY ETF

October 31, 2013

Security	Shares	Value

THAILAND — 0.51%
BEC World PCL NVDR	6,800	$12,726
Home Product Center PCL NVDR	13,416	5,000
Minor International PCL NVDR	4,300	3,834

		21,560

TURKEY — 0.38%
Arcelik AS	1,289	8,249
Ford Otomotiv Sanayi AS	413	5,825
Tofas Turk Otomobil Fabrikasi AS	305	2,029

		16,103

UNITED KINGDOM — 11.26%
British Sky Broadcasting Group PLC	2,373	35,742
Burberry Group PLC	954	23,527
Carnival PLC	432	15,436
Compass Group PLC	4,049	58,351
GKN PLC	3,729	22,041
InterContinental Hotels Group PLC	665	19,413
ITV PLC	8,127	24,925
Kingfisher PLC	5,066	30,725
Marks & Spencer Group PLC	3,521	28,482
Next PLC	390	34,117
Pearson PLC	1,788	37,459
Persimmon PLC	659	13,393
Reed Elsevier PLC	2,415	33,911
TUI Travel PLC	974	6,024
Whitbread PLC	383	21,124
William Hill PLC	1,876	12,083
WPP PLC	2,568	54,666

		471,419

TOTAL COMMON STOCKS
(Cost: $3,084,702)		4,045,898

PREFERRED STOCKS — 3.05%

GERMANY — 3.05%
Bayerische Motoren Werke AG	74	6,195
Porsche Automobil Holding SE	355	33,296
Volkswagen AG	347	88,311

		127,802

TOTAL PREFERRED STOCKS
(Cost: $81,306)		127,802

SHORT-TERM INVESTMENTS — 3.65%

MONEY MARKET FUNDS — 3.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	144,045	144,045
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	8,372	8,372

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	143	$143

		152,560

TOTAL SHORT-TERM INVESTMENTS
(Cost: $152,560)		152,560

TOTAL INVESTMENTS IN SECURITIES — 103.30%
(Cost: $3,318,568)		4,326,260
Other Assets, Less Liabilities — (3.30)%		(138,007)

NET ASSETS — 100.00%		$4,188,253

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

101

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex U.S. CONSUMER STAPLES ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 96.48%

AUSTRALIA — 5.19%
Coca-Cola Amatil Ltd.	2,954	$36,085
Treasury Wine Estates Ltd.	3,432	15,275
Wesfarmers Ltd.	4,392	178,712
Woolworths Ltd.	5,430	179,454

		409,526

BELGIUM — 5.10%
Anheuser-Busch InBev NV	3,488	363,232
Colruyt SA	264	14,785
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	378	24,187

		402,204

BRAZIL — 1.32%
BRF - Brasil Foods SA SP ADR	3,144	73,664
Companhia de Bebidas das Americas-AmBev SP ADR	824	30,611

		104,275

CANADA — 2.66%
Alimentation Couche-Tard Inc. Class B	572	38,735
Empire Co. Ltd. Class A	82	6,037
George Weston Ltd.	200	16,290
Loblaw Companies Ltd.[a]	462	21,127
Metro Inc. Class A	460	28,773
Saputo Inc.	686	33,937
Shoppers Drug Mart Corp.	1,112	64,959

		209,858

CHILE — 0.93%
Cencosud SA SP ADR	2,262	28,479
Compania Cervecerias Unidas SA SP ADR	690	18,416
Embotelladora Andina SA Class B SP ADR	368	12,586
Vina Concha y Toro SA SP ADR	366	13,560

		73,041

CHINA — 3.47%
China Agri-Industries Holdings Ltd.	22,700	10,658
China Mengniu Dairy Co. Ltd.	8,000	35,186
China Resources Enterprise Ltd.[a]	8,000	28,324
Hengan International Group Co. Ltd.	4,000	48,987
Sun Art Retail Group Ltd.	14,000	22,933
Tingyi (Cayman Islands) Holding Corp.	12,000	33,896
Tsingtao Brewery Co. Ltd. Class H	4,000	32,761
Uni-President China Holdings Ltd.[a]	8,000	7,997
Want Want China Holdings Ltd.	30,000	46,124
Wumart Stores Inc. Class H	4,000	6,676

		273,542

Security	Shares	Value

DENMARK — 0.59%
Carlsberg A/S Class B	462	$46,189

		46,189

FINLAND — 0.06%
Kesko OYJ Class B	146	4,859

		4,859

FRANCE — 7.98%
Carrefour SA	2,548	93,459
Casino Guichard-Perrachon SA	258	29,081
Danone	2,650	196,778
L’Oreal SA	1,080	185,221
Pernod Ricard SA	934	112,375
Remy Cointreau SA	134	13,240

		630,154

GERMANY — 1.79%
Beiersdorf AG	480	45,881
Henkel AG & Co. KGaA	600	55,541
METRO AG	558	26,198
Suedzucker AG	432	13,937

		141,557

INDONESIA — 0.96%
PT Astra Agro Lestari Tbk	6,000	9,900
PT Charoen Pokphand Indonesia Tbk	44,000	15,223
PT Indofood Sukses Makmur Tbk	36,000	21,237
PT Unilever Indonesia Tbk	11,000	29,275

		75,635

IRELAND — 0.58%
Kerry Group PLC Class A	712	45,654

		45,654

JAPAN — 9.95%
AEON Co. Ltd.	2,600	35,432
Ajinomoto Co. Inc.	4,000	55,978
Asahi Group Holdings Ltd.	1,800	48,619
Calbee Inc.	200	5,247
Coca-Cola West Co. Ltd.	400	8,117
FamilyMart Co. Ltd.	400	17,919
Japan Tobacco Inc.	4,600	166,446
Kao Corp.	2,400	79,870
Kirin Holdings Co. Ltd.	4,000	58,383
Lawson Inc.	200	16,043
Meiji Holdings Co. Ltd.	200	11,171
Nippon Meat Packers Inc.	2,000	29,233
Nisshin Seifun Group Inc.	1,100	11,918
Nissin Foods Holdings Co. Ltd.	400	17,124
Seven & I Holdings Co. Ltd.	3,200	118,072
Shiseido Co. Ltd.	1,600	27,316
Suntory Beverage & Food Ltd.[b]	600	19,753
Unicharm Corp.	600	38,467

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. CONSUMER STAPLES ETF

October 31, 2013

Security	Shares	Value

Yakult Honsha Co. Ltd.	400	$20,283

		785,391

MEXICO — 3.08%
Arca Continental SAB de CV	1,470	8,758
Coca-Cola FEMSA SAB de CV Series L	2,000	24,466
Controladora Comercial Mexicana SAB de CV BC Units	1,600	6,584
Fomento Economico Mexicano SAB de CV BD Units	9,000	84,501
Grupo Bimbo SAB de CV Series A	7,800	26,299
Grupo Comercial Chedraui SA de CV	1,400	4,394
Kimberly-Clark de Mexico SAB de CV Series A	7,600	23,193
Wal-Mart de Mexico SAB de CV Series V	25,000	65,235

		243,430

NETHERLANDS — 5.88%
Heineken Holding NV	448	28,562
Heineken NV	1,030	71,274
Koninklijke Ahold NV	4,082	77,804
Unilever NV CVA	7,224	286,479

		464,119

NORWAY — 0.43%
Orkla ASA	4,222	34,250

		34,250

PHILIPPINES — 0.33%
Universal Robina Corp.	8,700	25,671

		25,671

POLAND — 0.13%
Eurocash SA	412	6,340
Kernel Holding SAb	280	3,776

		10,116

PORTUGAL — 0.26%
Jeronimo Martins SGPS SA	1,120	20,723

		20,723

RUSSIA — 1.12%
Magnit OJSC SP GDR	1,376	88,408

		88,408

SINGAPORE — 1.19%
Golden Agri-Resources Ltd.	72,000	34,829
Olam International Ltd.[a]	16,000	19,865
Wilmar International Ltd.	14,000	39,054

		93,748

SOUTH AFRICA — 1.27%
Massmart Holdings Ltd.	776	12,487
Pick n Pay Stores Ltd.	1,810	8,582
Shoprite Holdings Ltd.	2,112	38,797
SPAR Group Ltd. (The)	1,204	15,463

Security	Shares	Value

Tiger Brands Ltd.	856	$25,168

		100,497

SPAIN — 0.35%
Distribuidora Internacional de Alimentacion SA	2,996	27,424

		27,424

SWEDEN — 1.31%
Svenska Cellulosa AB Class B	2,458	69,892
Swedish Match AB	1,020	33,700

		103,592

SWITZERLAND — 13.68%
Aryzta AGb	384	28,751
Barry Callebaut AG Registered[b]	18	18,844
Lindt & Spruengli AG Participation Certificates	6	25,377
Nestle SA Registered	13,922	1,007,002

		1,079,974

THAILAND — 0.70%
Charoen Pokphand Foods PCL NVDR	25,400	19,830
CP All PCL NVDR	28,400	35,814

		55,644

TURKEY — 0.78%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,448	18,534
BIM Birlesik Magazalar AS	1,308	27,509
Coca-Cola Icecek AS	540	15,518

		61,561

UNITED KINGDOM — 25.39%
Associated British Foods PLC	1,450	52,811
British American Tobacco PLC	8,356	461,275
Coca-Cola HBC AG	288	8,338
Coca-Cola HBC AG SP ADR	460	13,276
Diageo PLC	10,954	349,686
Imperial Tobacco Group PLC	4,428	165,686
J Sainsbury PLC	4,736	30,017
Reckitt Benckiser Group PLC	2,730	212,634
SABMiller PLC	4,098	214,239
Tate & Lyle PLC	1,994	25,356
Tesco PLC	34,068	199,340
Unilever PLC	5,624	228,147
Wm Morrison Supermarkets PLC	9,626	43,550

		2,004,355

TOTAL COMMON STOCKS
(Cost: $6,159,752)		7,615,397

PREFERRED STOCKS — 3.20%

BRAZIL — 2.12%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	788	39,731

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. CONSUMER STAPLES ETF

October 31, 2013

Security	Shares	Value

Companhia de Bebidas das Americas SP ADR	3,422	$127,298

		167,029
GERMANY — 1.08%
Henkel AG & Co. KGaA	788	85,382

		85,382

TOTAL PREFERRED STOCKS
(Cost: $196,882)		252,411

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	46,778	46,778
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	2,719	2,719
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,111	5,111

		54,608

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,608)		54,608

TOTAL INVESTMENTS IN SECURITIES — 100.37%
(Cost: $6,411,242)		7,922,416
Other Assets, Less Liabilities — (0.37)%		(28,931)

NET ASSETS — 100.00%		$7,893,485

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

104

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex U.S. ENERGY ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.29%

AUSTRALIA — 3.76%
Caltex Australia Ltd.	618	$10,844
Origin Energy Ltd.	3,864	53,532
Santos Ltd.	3,214	46,170
Whitehaven Coal Ltd.[a]	2,444	3,749
Woodside Petroleum Ltd.	2,138	78,594
WorleyParsons Ltd.	742	15,500

		208,389

AUSTRIA — 0.43%
OMV AG	498	23,794

		23,794

BRAZIL — 2.36%
Petroleo Brasileiro SA SP ADR	5,322	92,762
Ultrapar Participacoes SA SP ADR	1,420	37,815

		130,577

CANADA — 19.98%
AltaGas Ltd.	328	12,141
ARC Resources Ltd.	854	22,667
Athabasca Oil Corp.[a]	1,052	6,557
Baytex Energy Corp.	394	16,442
Bonavista Energy Corp.	606	6,991
Cameco Corp.	1,276	24,214
Canadian Natural Resources Ltd.	3,666	116,323
Canadian Oil Sands Ltd.	1,558	30,358
Cenovus Energy Inc.	2,600	77,238
Crescent Point Energy Corp.	1,200	46,592
Enbridge Inc.	2,608	113,038
Encana Corp.	2,362	42,309
Enerplus Corp.	664	11,454
Husky Energy Inc.	1,028	29,218
Imperial Oil Ltd.	1,044	45,580
Keyera Corp.	222	13,135
MEG Energy Corp.[a]	520	16,639
Pacific Rubiales Energy Corp.	972	20,105
Pembina Pipeline Corp.	926	30,377
Pengrowth Energy Corp.	1,892	12,156
Penn West Petroleum Ltd.	1,766	19,712
Peyto Exploration & Development Corp.	460	13,859
Suncor Energy Inc.	5,210	189,296
Talisman Energy Inc.	3,556	44,328
Tourmaline Oil Corp.[a]	432	16,748
TransCanada Corp.	2,496	112,468
Vermilion Energy Inc.	292	16,047

		1,105,992

CHINA — 7.04%
China Coal Energy Co. Class H	22,000	13,507
China Oilfield Services Ltd. Class H	8,000	22,391
China Petroleum & Chemical Corp. Class H	88,400	72,174
China Shenhua Energy Co. Ltd. Class H	13,000	39,572

Security	Shares	Value

CNOOC Ltd.	62,000	$127,310
Kunlun Energy Co. Ltd.	12,000	19,626
PetroChina Co. Ltd. Class H	76,000	87,047
Yanzhou Coal Mining Co. Ltd. Class Hb	8,000	8,296

		389,923

COLOMBIA — 0.76%
Ecopetrol SA SP ADR[b]	884	41,866

		41,866

FINLAND — 0.14%
Neste Oil OYJ	400	7,945

		7,945

FRANCE — 8.54%
CGG[a]	586	12,910
Technip SA	350	36,710
Total SA	6,874	423,010

		472,630

HUNGARY — 0.25%
MOL Hungarian Oil and Gas PLC	200	13,729

		13,729

INDIA — 1.14%
Reliance Industries Ltd. SP GDR[b,c]	2,104	62,847

		62,847

INDONESIA — 0.39%
PT Adaro Energy Tbk	87,000	7,872
PT Bukit Asam (Persero) Tbk	6,000	6,467
PT Bumi Resources Tbk[a]	48,000	1,938
PT Indo Tambangraya Megah Tbk	2,000	5,305

		21,582

ISRAEL — 0.19%
Delek Group Ltd. (The)	30	10,400

		10,400

ITALY — 4.82%
Eni SpA	8,274	209,785
Saipem SpA	930	21,822
Tenaris SA	1,492	35,050

		266,657

JAPAN — 1.96%
Cosmo Oil Co. Ltd.[a]	2,000	3,527
Idemitsu Kosan Co. Ltd.	200	16,736
INPEX Corp.	2,600	30,052
JX Holdings Inc.	7,200	35,593
Showa Shell Sekiyu K.K.	400	4,297
TonenGeneral Sekiyu K.K.	2,000	18,591

		108,796

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ENERGY ETF

October 31, 2013

Security	Shares	Value

NETHERLANDS — 0.54%
Fugro NV CVA	262	$16,415
Royal Vopak NV	220	13,562

		29,977

NORWAY — 3.07%
Aker Solutions ASA	596	8,247
Seadrill Ltd.	1,128	52,249
Statoil ASA	3,900	92,455
Subsea 7 SA	812	17,188

		170,139

POLAND — 0.56%
Grupa Lotos SAa	240	2,941
Polski Koncern Naftowy Orlen SA	1,148	16,230
Polskie Gornictwo Naftowe i Gazownictwo SA	6,400	11,794

		30,965

PORTUGAL — 0.33%
Galp Energia SGPS SA Class B	1,078	18,290

		18,290

RUSSIA — 7.43%
Gazprom OAO SP ADR	15,754	147,457
LUKOIL OAO SP ADR	1,486	97,482
NovaTek OAO SP GDR[d]	440	61,820
Rosneft Oil Co. OJSC SP GDR[d]	4,120	32,527
Surgutneftegas OJSC SP ADR	3,246	28,695
Tatneft OAO SP ADR	726	29,846
TMK OAO SP GDR[d]	1,026	13,256

		411,083

SOUTH AFRICA — 1.87%
Exxaro Resources Ltd.	638	9,820
Sasol Ltd.	1,832	93,912

		103,732

SPAIN — 1.41%
Repsol SA	2,905	78,118

		78,118

SWEDEN — 0.28%
Lundin Petroleum ABa	752	15,549

		15,549

SWITZERLAND — 1.00%
Transocean Ltd.	1,166	55,226

		55,226

THAILAND — 1.46%
IRPC PCL NVDR	81,000	9,317
PTT Exploration & Production PCL NVDR	5,022	27,187

Security	Shares	Value

PTT PCL NVDR	3,400	$34,628
Thai Oil PCL NVDR	4,800	9,716

		80,848

TURKEY — 0.26%
Turkiye Petrol Rafinerileri AS	642	14,598

		14,598

UNITED KINGDOM — 27.32%
AMEC PLC	1,196	22,616
BG Group PLC	11,290	230,994
BP PLC	62,434	484,180
Petrofac Ltd.	934	21,953
Royal Dutch Shell PLC Class A	11,596	386,855
Royal Dutch Shell PLC Class B	9,176	318,357
Tullow Oil PLC	3,146	47,638

		1,512,593

TOTAL COMMON STOCKS
(Cost: $4,815,281)		5,386,245

PREFERRED STOCKS — 2.49%

BRAZIL — 2.15%
Petroleo Brasileiro SA SP ADR	6,540	118,766

		118,766

RUSSIA — 0.34%
Surgutneftegas OJSC SP ADR	2,600	19,110

		19,110

TOTAL PREFERRED STOCKS
(Cost: $209,338)		137,876

SHORT-TERM INVESTMENTS — 0.55%

MONEY MARKET FUNDS — 0.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	25,531	25,531
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[e,f,g]	1,484	1,484

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ENERGY ETF

October 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	3,215	$3,215

		30,230

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,230)		30,230

TOTAL INVESTMENTS IN SECURITIES — 100.33%
(Cost: $5,054,849)		5,554,351
Other Assets, Less Liabilities — (0.33)%		(18,120)

NET ASSETS — 100.00%		$5,536,231

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

107

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex U.S. FINANCIALS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.58%

AUSTRALIA — 11.31%
AMP Ltd.	2,328	$10,449
ASX Ltd.	165	5,733
Australia and New Zealand Banking Group Ltd.	2,232	71,524
Bendigo and Adelaide Bank Ltd.	372	3,840
CFS Retail Property Trust Group	2,040	3,999
Commonwealth Bank of Australia	1,299	93,585
Dexus Property Group	4,596	4,722
Federation Centres	1,122	2,635
Goodman Group	1,413	6,770
GPT Group	1,434	5,011
Insurance Australia Group Ltd.	1,683	9,849
Lend Lease Group	414	4,469
Macquarie Group Ltd.	258	12,448
Mirvac Group	3,159	5,205
National Australia Bank Ltd.	1,905	63,697
QBE Insurance Group Ltd.	975	13,665
Stockland Corp. Ltd.	1,887	7,165
Suncorp Group Ltd.	1,020	12,924
Westfield Group	1,692	17,336
Westfield Retail Trust	2,475	7,242
Westpac Banking Corp.	2,523	81,924

		444,192

AUSTRIA — 0.39%
Erste Group Bank AG	222	7,839
IMMOEAST AG Escrow[a,b]	372	—
IMMOFINANZ AGa	837	3,670
Raiffeisen International Bank Holding AG	21	773
Vienna Insurance Group AG	60	3,183

		15,465

BELGIUM — 0.61%
Ageas	186	7,926
Groupe Bruxelles Lambert SA	69	6,170
KBC Groep NV	177	9,661

		23,757

BRAZIL — 0.32%
Banco Santander (Brasil) SA Units SP ADR	1,818	12,599

		12,599

CANADA — 10.28%
Bank of Montreal	525	36,559
Bank of Nova Scotia	963	58,536
Brookfield Asset Management Inc. Class A	456	18,050
Brookfield Office Properties Inc.	285	5,324
Canadian Imperial Bank of Commerce	336	28,579
CI Financial Corp.	201	6,684
First Capital Realty Inc.	75	1,303
Great-West Lifeco Inc.	231	7,144
H&R Real Estate Investment Trust	105	2,175
IGM Financial Inc.	87	4,191

Security	Shares	Value

Industrial Alliance Insurance and Financial Services Inc.	96	$4,304
Intact Financial Corp.	120	7,483
Manulife Financial Corp.	1,476	26,142
National Bank of Canada	132	11,453
Onex Corp.	78	4,120
Power Corp. of Canada	279	8,219
Power Financial Corp.	201	6,613
RioCan Real Estate Investment Trust	150	3,661
Royal Bank of Canada	1,164	78,154
Sun Life Financial Inc.	510	17,175
Toronto-Dominion Bank (The)	741	67,957

		403,826

CHILE — 0.39%
Banco Santander (Chile) SA SP ADR[c]	333	8,178
CorpBanca SA SP ADR	414	7,121

		15,299

CHINA — 6.51%
Agricultural Bank of China Ltd. Class H	21,000	10,103
Bank of China Ltd. Class H	63,000	29,497
Bank of Communications Co. Ltd. Class H	6,400	4,680
China CITIC Bank Corp. Ltd. Class H	6,000	3,366
China Construction Bank Corp. Class H	63,100	48,995
China Life Insurance Co. Ltd. Class H	6,000	15,942
China Merchants Bank Co. Ltd. Class H	3,827	7,602
China Minsheng Banking Corp. Ltd. Class H	4,800	5,504
China Overseas Land & Investment Ltd.	6,000	18,573
China Pacific Insurance (Group) Co. Ltd. Class H	2,400	8,668
China Taiping Insurance Holdings Co. Ltd.[a]	1,200	1,873
Chongqing Rural Commercial Bank Co. Ltd. Class H	3,000	1,513
CITIC Securities Co. Ltd. Class H	1,500	3,142
Country Garden Holdings Co. Ltd.	3,196	2,185
Evergrande Real Estate Group Ltd.	6,000	2,531
Far East Horizon Ltd.	3,000	2,194
Franshion Properties (China) Ltd.	6,000	2,082
Guangzhou R&F Properties Co. Ltd. Class H	1,200	2,105
Haitong Securities Co. Ltd. Class H	1,200	1,820
Industrial and Commercial Bank of China Ltd. Class H	60,440	42,330
Longfor Properties Co. Ltd.	1,500	2,446
New China Life Insurance Co. Ltd. Class Ha	600	1,691
People’s Insurance Co. Group of China Ltd. Class H	6,000	2,832
PICC Property and Casualty Co. Ltd. Class H	6,200	9,500
Ping An Insurance (Group) Co. of China Ltd. Class H	1,500	11,811
Poly Property Group Co. Ltd.	3,000	1,838
Shimao Property Holdings Ltd.	1,500	3,777
Shui On Land Ltd.	5,166	1,799
Sino-Ocean Land Holdings Ltd.	1,500	952
SOHO China Ltd.[c]	3,000	2,627
Yuexiu Property Co. Ltd.	6,000	1,672

		255,650

COLOMBIA — 0.37%
Bancolombia SA SP ADR	255	14,313

		14,313

CZECH REPUBLIC — 0.21%
Komercni Banka AS	33	8,211

		8,211

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. FINANCIALS ETF

October 31, 2013

Security	Shares	Value

DENMARK — 0.37%
Danske Bank A/Sa	543	$12,698
TrygVesta A/S	21	1,922

		14,620

EGYPT — 0.23%
Commercial International Bank (Egypt) SAE SP ADR	1,512	8,845

		8,845

FINLAND — 0.47%
Pohjola Bank PLC Class A	57	1,040
Sampo OYJ Class A	369	17,503

		18,543

FRANCE — 4.73%
AXA SA	1,395	34,895
BNP Paribas SA	792	58,724
CNP Assurances SA	132	2,333
Credit Agricole SAa	738	8,926
Eurazeo	52	3,940
Fonciere des Regions	36	3,092
Gecina SA	18	2,412
Icade	33	3,045
Klepierre	90	4,047
Natixis	750	4,050
SCOR SE	144	5,097
Societe Generale	537	30,531
Unibail-Rodamco SE	78	20,466
Wendel	30	4,193

		185,751

GERMANY — 4.14%
Allianz SE Registered	372	62,660
Commerzbank AGa	765	9,848
Deutsche Bank AG Registered	831	40,253
Deutsche Boerse AG	195	14,700
Hannover Rueck SE Registered	48	3,856
Muenchener Rueckversicherungs-Gesellschaft AG Registered	150	31,384

		162,701

HONG KONG — 4.87%
AIA Group Ltd.	10,200	51,769
Bank of East Asia Ltd. (The)	1,800	7,789
BOC Hong Kong (Holdings) Ltd.	4,500	14,685
Hang Lung Properties Ltd.	3,000	9,886
Hang Seng Bank Ltd.	1,200	19,966
Hong Kong Exchanges and Clearing Ltd.	600	9,674
Kerry Properties Ltd.	1,500	6,501
Link REIT (The)	4,500	22,694
New World Development Co. Ltd.	3,000	4,156
Sino Land Co. Ltd.	6,200	8,701
Sun Hung Kai Properties Ltd.	1,000	13,105
Swire Pacific Ltd. Class A	1,500	17,325
Swire Properties Ltd.	1,800	4,875

		191,126

Security	Shares	Value

HUNGARY — 0.08%
OTP Bank PLC	156	$3,249

		3,249

INDIA — 0.91%
HDFC Bank Ltd. SP ADR	594	21,532
ICICI Bank Ltd. SP ADR	384	14,331

		35,863

INDONESIA — 0.86%
PT Bank Central Asia Tbk	12,000	11,124
PT Bank Danamon Indonesia Tbk	4,500	1,716
PT Bank Mandiri (Persero) Tbk	9,056	6,909
PT Bank Negara Indonesia (Persero) Tbk	7,500	3,194
PT Bank Rakyat Indonesia (Persero) Tbk	12,000	8,410
PT Bumi Serpong Damai Tbk	7,500	1,045
PT Lippo Karawaci Tbk[a]	15,000	1,504

		33,902

IRELAND — 0.15%
Bank of Ireland[a]	16,230	5,958

		5,958

ISRAEL — 0.28%
Bank Hapoalim BM	1,122	6,029
Bank Leumi le-Israel BMa	1,020	3,901
Mizrahi Tefahot Bank Ltd.	102	1,200

		11,130

ITALY — 2.14%
Assicurazioni Generali SpA	984	23,036
Banca Monte dei Paschi di Siena SpA[a,c]	7,785	2,466
Exor SpA	54	2,143
Intesa Sanpaolo SpA	8,754	21,791
Mediobanca SpA	486	4,443
UniCredit SpA	3,432	25,849
Unione di Banche Italiane SpA	594	4,118

		83,846

JAPAN — 11.89%
Acom Co. Ltd.[a]	600	2,342
Bank of Yokohama Ltd. (The)	3,000	16,512
Credit Saison Co. Ltd.	300	8,183
Dai-ichi Life Insurance Co. Ltd. (The)	900	12,806
Daito Trust Construction Co. Ltd.	300	30,609
Daiwa Securities Group Inc.	3,000	27,276
Hokuhoku Financial Group Inc.	3,000	6,177
Hulic Co. Ltd.	300	4,758
Japan Retail Fund Investment Corp.	3	6,094
Mitsubishi Estate Co. Ltd.	1,000	28,509
Mitsubishi UFJ Financial Group Inc.	10,500	66,354
Mitsubishi UFJ Lease & Finance Co. Ltd.	600	3,388
Mizuho Financial Group Inc.	19,240	40,202
MS&AD Insurance Group Holdings Inc.	600	15,442
NKSJ Holdings Inc.	300	7,730
Nomura Holdings Inc.	3,000	22,108

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. FINANCIALS ETF

October 31, 2013

Security	Shares	Value

NTT Urban Development Corp.	300	$3,813
ORIX Corp.	900	15,466
Resona Holdings Inc.	1,800	9,357
SBI Holdings Inc.	280	3,373
Seven Bank Ltd.	1,500	5,305
Shinsei Bank Ltd.	4,000	9,336
Sony Financial Holdings Inc.	300	5,587
Sumitomo Mitsui Financial Group Inc.	1,200	57,670
Sumitomo Mitsui Trust Holdings Inc.	3,980	19,553
T&D Holdings Inc.	600	7,186
Tokio Marine Holdings Inc.	600	19,600
Tokyu Fudosan Holdings Corp.[a]	300	2,954
United Urban Investment Corp.	6	9,179

		466,869

MEXICO — 0.77%
Compartamos SAB de CV	1,800	3,520
Fibra Uno Administracion SA de CV	1,200	3,746
Grupo Financiero Banorte SAB de CV Series O	1,800	11,532
Grupo Financiero Inbursa SAB de CV Series O	2,400	6,205
Grupo Financiero Santander Mexico SAB de CV Series B	1,800	5,057

		30,060

NETHERLANDS — 1.39%
AEGON NV	1,293	10,308
Corio NV	81	3,539
Delta Lloyd NV	156	3,321
ING Groep NV CVA[a]	2,943	37,541

		54,709

NORWAY — 0.50%
DNB ASA	927	16,443
Gjensidige Forsikring ASA	171	3,194

		19,637

PERU — 0.23%
Credicorp Ltd.	66	9,016

		9,016

PHILIPPINES — 0.56%
Ayala Corp.	334	4,661
Ayala Land Inc.	6,000	4,089
Bank of the Philippine Islands	1,532	3,546
BDO Unibank Inc.	1,170	2,193
Metro Pacific Investments Corp.	17,100	1,931
Metropolitan Bank & Trust Co.	936	1,928
SM Prime Holdings Inc.	8,400	3,729

		22,077

POLAND — 0.82%
Alior Bank SAa	48	1,217
Bank Handlowy w Warszawie SA	27	1,043
Bank Pekao SA	117	7,339
Bank Zachodni WBK SA	21	2,560
BRE Bank SA	12	1,989
Powszechna Kasa Oszczednosci Bank Polski SA	879	11,670

Security	Shares	Value

Powszechny Zaklad Ubezpieczen SA	42	$6,399

		32,217

PORTUGAL — 0.03%
Banco Espirito Santo SA Registered[a]	918	1,214

		1,214

RUSSIA — 0.59%
Sberbank of Russia SP ADR	1,818	23,216

		23,216

SINGAPORE — 2.41%
Ascendas REIT	6,000	11,465
CapitaCommercial Trust	6,000	7,135
CapitaLand Ltd.	3,000	7,546
CapitaMall Trust Management Ltd.	6,000	9,772
CapitaMalls Asia Ltd.	3,000	4,886
DBS Group Holdings Ltd.	1,000	13,496
Global Logistic Properties Ltd.	6,000	14,947
Oversea-Chinese Banking Corp. Ltd.	3,000	25,154

		94,401

SOUTH AFRICA — 1.81%
African Bank Investments Ltd.[c]	654	1,111
Barclays Africa Group Ltd.	264	4,089
Discovery Ltd.	321	2,727
FirstRand Ltd.	2,760	9,931
Growthpoint Properties Australia Ltd.	1,752	4,465
Investec Ltd.	393	2,797
Liberty Holdings Ltd.	93	1,153
MMI Holdings Ltd.	888	2,188
Nedbank Group Ltd.	180	3,922
Redefine Properties Ltd.	3,177	3,271
Remgro Ltd.	393	8,028
RMB Holdings Ltd.	738	3,712
RMI Holdings Ltd.	738	2,086
Sanlam Ltd.	1,560	8,401
Standard Bank Group Ltd.	1,038	13,229

		71,110

SOUTH KOREA — 0.80%
Shinhan Financial Group Co. Ltd. SP ADR	367	15,906
Woori Finance Holdings Co. Ltd. SP ADR	441	15,453

		31,359

SPAIN — 4.14%
Banco Bilbao Vizcaya Argentaria SA	4,676	54,855
Banco de Sabadell SA	2,677	6,878
Banco Popular Espanol SAa	1,008	5,745
Banco Santander SA	9,130	81,163
Bankia SAa	2,943	4,409
CaixaBank SA	1,255	6,533
Mapfre SA	711	2,865

		162,448

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. FINANCIALS ETF

October 31, 2013

Security	Shares	Value

SWEDEN — 2.75%
Industrivarden AB Class C	87	$1,553
Investment AB Kinnevik Class B	180	6,643
Investor AB Class B	420	13,513
Nordea Bank AB	2,100	26,935
Ratos AB Class B	525	4,555
Skandinaviska Enskilda Banken AB Class A	1,263	15,321
Svenska Handelsbanken AB Class A	450	20,417
Swedbank AB Class A	735	19,196

		108,133

SWITZERLAND — 4.83%
Baloise Holding AG Registered	45	5,248
Banque Cantonale Vaudoise Registered	3	1,673
Credit Suisse Group AG Registered	1,194	37,222
Julius Baer Group Ltd.[a]	240	11,818
Pargesa Holding SA Bearer	33	2,633
Partners Group Holding AG	21	5,452
Swiss Life Holding AG Registered[a]	24	4,778
Swiss Prime Site AG Registered[a]	48	3,647
Swiss Re AGa	285	25,084
UBS AG Registered[a]	3,039	58,931
Zurich Insurance Group AG	120	33,248

		189,734

THAILAND — 0.95%
Bangkok Bank PCL NVDR	1,500	9,928
Central Pattana PCL NVDR	1,800	2,776
Kasikornbank PCL NVDR	1,800	10,988
Krung Thai Bank PCL NVDR	6,075	3,962
Siam Commercial Bank PCL NVDR	1,800	9,513

		37,167

TURKEY — 0.85%
Akbank TAS	1,536	6,044
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,200	1,717
Haci Omer Sabanci Holding AS	759	3,612
Turkiye Garanti Bankasi AS	2,340	9,443
Turkiye Halk Bankasi AS	495	4,013
Turkiye Is Bankasi AS Class C	1,248	3,433
Turkiye Vakiflar Bankasi TAO Class D	921	2,219
Yapi ve Kredi Bankasi AS	1,272	2,956

		33,437

UNITED KINGDOM — 12.64%
3i Group PLC	738	4,424
Aberdeen Asset Management PLC	729	5,187
Admiral Group PLC	165	3,390
Aviva PLC	2,397	17,295
Barclays PLC	11,997	50,807
British Land Co. PLC	882	8,814
Direct Line Insurance Group PLC	672	2,429
Hammerson PLC	744	6,323
Hargreaves Lansdown PLC	195	3,728
HSBC Holdings PLC	14,916	163,459
ICAP PLC	513	3,175
Intu Properties PLC	540	2,986
Investec PLC	408	2,862

Security	Shares	Value

Land Securities Group PLC	669	$10,625
Legal & General Group PLC	4,959	17,233
Lloyds Banking Group PLC[a]	36,651	45,652
London Stock Exchange Group PLC	171	4,511
Old Mutual PLC	4,044	13,228
Prudential PLC	2,028	41,672
Resolution Ltd.	1,257	7,218
Royal Bank of Scotland Group PLC[a]	1,671	9,869
RSA Insurance Group PLC	2,985	6,158
Schroders PLC	78	3,232
SEGRO PLC	801	4,206
Standard Chartered PLC	1,971	47,483
Standard Life PLC	1,824	10,315

		496,281

TOTAL COMMON STOCKS
(Cost: $3,516,542)		3,831,931

PREFERRED STOCKS — 2.01%

BRAZIL — 2.01%
Banco Bradesco SA SP ADR	2,776	40,030
Itau Unibanco Holding SA SP ADR	2,526	38,925

		78,955

TOTAL PREFERRED STOCKS
(Cost: $81,699)		78,955

RIGHTS — 0.05%

HONG KONG — 0.00%
New Hotel(a)	38	—

		—

SPAIN — 0.05%
Banco Santander SAa	9,130	1,949

		1,949

TOTAL RIGHTS
(Cost: $1,885)		1,949

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	7,912	7,912
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	460	460

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. FINANCIALS ETF

October 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	732	$732

		9,104

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,104)		9,104

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $3,609,230)		3,921,939
Other Assets, Less Liabilities — 0.13%		5,103

NET ASSETS — 100.00%		$3,927,042

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

112

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex U.S. HEALTHCARE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.40%

AUSTRALIA — 3.49%
Cochlear Ltd.	441	$24,597
CSL Ltd.	4,332	285,102
Ramsay Health Care Ltd.	1,314	48,279
Sonic Healthcare Ltd.	3,447	52,683

		410,661
BELGIUM — 0.67%
UCB SA	1,203	79,190

		79,190
CANADA — 3.16%
Catamaran Corp.[a]	1,848	86,690
Valeant Pharmaceuticals International Inc.[a]	2,694	284,551

		371,241
CHINA — 0.94%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	16,000	15,024
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,700	17,932
Sihuan Pharmaceutical Holdings Group Ltd.	42,000	31,311
Sino Biopharmaceutical Ltd.	20,000	14,111
Sinopharm Group Co. Ltd. Class H	12,000	32,503

		110,881
DENMARK — 5.98%
Coloplast A/S Class B	1,155	75,410
Novo Nordisk A/S Class B	3,126	520,786
Novozymes A/S Class B	1,920	75,313
William Demant Holding A/Sa	318	31,503

		703,012
FINLAND — 0.32%
Orion OYJ Class B	1,404	37,774

		37,774
FRANCE — 10.94%
Essilor International SA	1,911	205,502
Sanofi	10,122	1,080,777

		1,286,279
GERMANY — 9.81%
Bayer AG Registered	4,683	582,792
Celesio AG	1,719	53,599
Fresenius Medical Care AG & Co. KGaA	2,136	141,594
Fresenius SE & Co. KGaA	1,275	165,935
Merck KGaA	801	133,506
QIAGEN NVa	3,333	76,759

		1,154,185

Security	Shares	Value

INDIA — 0.83%
Dr. Reddy’s Laboratories Ltd. SP ADR	2,013	$79,815
Ranbaxy Laboratories Ltd. SP GDR[a,b]	2,743	17,432

		97,247
INDONESIA — 0.28%
PT Kalbe Farma Tbk	282,060	32,528

		32,528
IRELAND — 0.64%
Elan Corp. PLC[a]	4,503	74,686

		74,686
ISRAEL — 2.36%
Teva Pharmaceutical Industries Ltd.	7,401	277,604

		277,604
JAPAN — 11.68%
Alfresa Holdings Corp.	300	16,390
Astellas Pharma Inc.	3,900	217,042
Chugai Pharmaceutical Co. Ltd.	2,100	49,316
Daiichi Sankyo Co. Ltd.	6,000	111,181
Dainippon Sumitomo Pharma Co. Ltd.	1,500	20,120
Eisai Co. Ltd.	2,100	82,408
Hisamitsu Pharmaceutical Co. Inc.	300	16,206
Kyowa Hakko Kirin Co. Ltd.	3,000	33,116
M3 Inc.	6	16,420
Medipal Holdings Corp.	900	12,146
Miraca Holdings Inc.	300	13,500
Mitsubishi Tanabe Pharma Corp.	1,800	25,392
Olympus Corp.[a]	2,100	67,210
Ono Pharmaceutical Co. Ltd.	600	45,255
Otsuka Holdings Co. Ltd.	3,000	85,313
Santen Pharmaceutical Co. Ltd.	600	30,303
Shionogi & Co. Ltd.	2,700	59,609
Suzuken Co. Ltd.	600	21,649
Sysmex Corp.	600	39,568
Taisho Pharmaceutical Holdings Co. Ltd.	300	21,068
Takeda Pharmaceutical Co. Ltd.	6,600	313,821
Terumo Corp.	1,200	57,976
Tsumura & Co.	600	18,836

		1,373,845
MEXICO — 0.25%
Genomma Lab Internacional SAB de CV Series Ba,c	10,800	28,887

		28,887
SOUTH AFRICA — 1.52%
Aspen Pharmacare Holdings Ltd.	3,342	93,347
Life Healthcare Group Holdings Ltd.	9,369	38,392
Mediclinic International Ltd.	2,610	19,734
Netcare Ltd.	11,187	27,863

		179,336

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. HEALTHCARE ETF

October 31, 2013

Security	Shares	Value

SPAIN — 0.54%
Grifols SA	1,551	$63,690

		63,690
SWEDEN — 1.02%
Elekta AB Class B	3,669	54,204
Getinge AB Class B	2,070	65,737

		119,941
SWITZERLAND — 28.20%
Actelion Ltd. Registered	1,152	89,369
Lonza Group AG Registered	699	62,602
Novartis AG Registered	18,921	1,472,016
Roche Holding AG Genusschein	5,856	1,624,457
Sonova Holding AG Registered	528	68,861

		3,317,305
THAILAND — 0.13%
Bangkok Dusit Medical Services PCL NVDR	3,600	15,499

		15,499
UNITED KINGDOM — 16.64%
AstraZeneca PLC	10,452	555,654
GlaxoSmithKline PLC	40,146	1,060,035
Shire PLC	5,223	230,844
Smith & Nephew PLC	8,649	110,747

		1,957,280
TOTAL COMMON STOCKS (Cost: $9,959,547)		11,691,071

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	2,123	2,123
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	123	123

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	5,089	$5,089

		7,335

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,335)		7,335

TOTAL INVESTMENTS IN SECURITIES — 99.46% (Cost: $9,966,882)		11,698,406
Other Assets, Less Liabilities — 0.54%		63,976

NET ASSETS — 100.00%		$11,762,382

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

114

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex U.S. INDUSTRIALS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.55%

AUSTRALIA — 2.75%
ALS Ltd.	622	$5,908
Asciano Ltd.	1,745	9,617
Aurizon Holdings Ltd.	2,194	9,952
Brambles Ltd.	3,198	28,163
Leighton Holdings Ltd.	366	6,207
Qantas Airways Ltd.[a]	2,340	2,759
Seek Ltd.	123	1,513
Sydney Airport	284	1,127
Toll Holdings Ltd.	1,118	6,109
Transurban Group	2,888	19,417

		90,772
AUSTRIA — 0.19%
Andritz AG	100	6,168

		6,168
BRAZIL — 0.47%
Embraer SA SP ADR	530	15,577

		15,577
CANADA — 5.01%
Bombardier Inc. Class B	2,748	12,490
CAE Inc.	538	6,165
Canadian National Railway Co.	780	85,678
Canadian Pacific Railway Ltd.	294	42,017
Finning International Inc.	350	8,068
SNC-Lavalin Group Inc.	261	10,965

		165,383
CHILE — 0.46%
LATAM Airlines Group SA SP ADR	911	15,077

		15,077
CHINA — 2.90%
Air China Ltd. Class H	4,000	2,729
AviChina Industry & Technology Co. Ltd. Class H	4,000	1,899
Beijing Capital International Airport Co. Ltd. Class H	6,000	4,233
Beijing Enterprises Holdings Ltd.	1,000	8,210
China Communications Construction Co. Ltd. Class H	9,000	7,348
China Everbright International Ltd.	3,000	2,991
China International Marine Containers (Group) Co. Ltd. Class H	1,400	2,618
China Merchants Holdings (International) Co. Ltd.	2,000	7,094
China Railway Construction Corp. Ltd. Class H	4,000	4,385
China Railway Group Ltd. Class H	8,000	4,519
China Shipping Container Lines Co. Ltd. Class Ha	11,000	2,724
China Southern Airlines Co. Ltd. Class H	4,000	1,476
China State Construction International Holdings Ltd.	4,000	6,738
CITIC Pacific Ltd.[b]	6,000	8,544
COSCO Pacific Ltd.	4,000	5,830
CSR Corp Ltd. Class H	4,000	3,333
Jiangsu Expressway Co. Ltd. Class H	2,000	2,518

Security	Shares	Value

Shanghai Electric Group Co. Ltd. Class H	8,000	$2,827
Shanghai Industrial Holdings Ltd.	1,000	3,308
Weichai Power Co. Ltd. Class H	1,200	4,806
Zhejiang Expressway Co. Ltd. Class H	2,000	1,842
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,000	3,586
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	2,200	2,029

		95,587
DENMARK — 1.25%
A.P. Moeller-Maersk A/S Class A	1	9,048
A.P. Moeller-Maersk A/S Class B	2	19,376
DSV A/S	435	12,742

		41,166
FINLAND — 1.15%
Kone OYJ Class B	195	17,218
Metso OYJ	251	9,896
Wartsila OYJ Abp	243	10,793

		37,907
FRANCE — 11.45%
Aeroports de Paris	33	3,531
ALSTOM	405	15,086
Bouygues SA	391	15,304
Bureau Veritas SA	300	9,071
Compagnie de Saint-Gobain	732	38,557
Edenred SA	345	11,737
European Aeronautic Defence and Space Co. NV	879	60,479
Groupe Eurotunnel SA Registered	1,153	11,195
Legrand SA	363	20,643
Rexel SA	286	7,174
Safran SA	354	22,655
Schneider Electric SA	873	73,644
Societe BIC SA	48	6,007
Thales SA	125	7,681
Vallourec SA	214	12,750
Vinci SA	846	54,338
Zodiac Aerospace	48	7,700

		377,552
GERMANY — 8.47%
Brenntag AG	77	13,064
Deutsche Lufthansa AG Registered[a]	472	9,154
Deutsche Post AG Registered	1,240	42,018
Fraport AG	89	6,905
GEA Group AG	365	15,904
Hochtief AG	55	4,996
MAN SE	78	9,411
Osram Licht AGa	133	6,901
Siemens AG Registered	1,335	170,930

		279,283
HONG KONG — 2.31%
Cathay Pacific Airways Ltd.	3,000	5,951
Hopewell Holdings Ltd.	1,000	3,366
Hutchison Whampoa Ltd.	4,000	49,839
MTR Corp. Ltd.	2,500	9,690
NWS Holdings Ltd.	3,000	4,682

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. INDUSTRIALS ETF

October 31, 2013

Security	Shares	Value

Orient Overseas International Ltd.	500	$2,583

		76,111
INDIA — 0.42%
Larsen & Toubro Ltd. SP GDR[c]	906	13,907

		13,907
INDONESIA — 0.39%
PT Jasa Marga (Persero) Tbk	7,500	3,493
PT United Tractors Tbk	5,954	9,243

		12,736
ITALY — 0.81%
Atlantia SpA	460	10,100
Finmeccanica SpA[a]	895	6,576
Prysmian SpA	414	10,131

		26,807
JAPAN — 27.50%
Amada Co. Ltd.	1,000	8,582
ANA Holdings Inc.[b]	1,000	2,089
Asahi Glass Co. Ltd.	2,000	12,333
Central Japan Railway Co.	200	25,889
Dai Nippon Printing Co. Ltd.	1,000	10,478
Daikin Industries Ltd.	400	22,954
East Japan Railway Co.	500	43,370
FANUC Corp.	300	48,068
Fuji Electric Co. Ltd.	2,000	8,949
Furukawa Electric Co. Ltd.	2,000	4,627
Hankyu Hanshin Holdings Inc.	2,000	11,212
Hino Motors Ltd.	1,000	14,056
Hitachi Construction Machinery Co. Ltd.	200	4,214
IHI Corp.	3,000	12,659
ITOCHU Corp.	2,600	31,218
Japan Airlines Co. Ltd.	100	5,840
Japan Steel Works Ltd. (The)	1,000	5,575
JTEKT Corp.	500	6,386
Kajima Corp.	2,000	8,460
Kawasaki Heavy Industries Ltd.	3,000	11,681
Keikyu Corp.	1,000	9,408
Keio Corp.	1,000	6,921
Keisei Electric Railway Co. Ltd.	1,000	10,305
Kintetsu Corp.	3,000	11,039
Komatsu Ltd.	1,700	37,081
Kubota Corp.	2,000	29,518
Kurita Water Industries Ltd.	300	6,544
LIXIL Group Corp.	500	11,711
Makita Corp.	200	10,091
Marubeni Corp.	3,000	23,453
Mitsubishi Corp.	2,300	46,464
Mitsubishi Electric Corp.	3,000	32,871
Mitsubishi Heavy Industries Ltd.	6,000	38,039
Mitsui & Co. Ltd.	3,000	42,809
Mitsui O.S.K. Lines Ltd.	2,000	8,440
Nabtesco Corp.	200	4,874
Nidec Corp.	200	19,427
Nippon Express Co. Ltd.	1,000	5,015
Nippon Yusen K.K.	3,000	9,143
NSK Ltd.	1,000	10,621

Security	Shares	Value

Obayashi Corp.	1,000	$6,391
Odakyu Electric Railway Co. Ltd.	1,000	9,642
Secom Co. Ltd.	300	18,041
Shimizu Corp.	2,000	10,233
SMC Corp.	100	23,219
Sojitz Corp.	3,300	6,391
Sumitomo Corp.	1,900	24,692
Sumitomo Electric Industries Ltd.	1,200	17,955
Sumitomo Heavy Industries Ltd.	1,000	4,413
Taisei Corp.	2,000	10,233
THK Co. Ltd.	100	2,175
Tobu Railway Co. Ltd.	1,000	5,178
Tokyu Corp.	2,000	13,597
Toppan Printing Co. Ltd.	1,000	7,889
Toshiba Corp.	6,000	25,441
TOTO Ltd.	1,000	14,107
Toyota Tsusho Corp.	400	11,086
West Japan Railway Co.	200	8,959
Yamato Holdings Co. Ltd.	700	15,026

		907,082
MEXICO — 1.16%
Alfa SAB de CV Series A	8,000	22,020
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,800	9,399
Grupo Carso SAB de CV Series A1	1,300	7,019

		38,438
NETHERLANDS — 2.96%
CNH Industrial NVa	1,546	18,306
Koninklijke Philips Electronics NV	1,435	50,879
OCI NVa	149	5,737
Randstad Holding NV	134	8,281
Royal Boskalis Westminster NV CVA	146	7,040
TNT Express NV	790	7,303

		97,546
NEW ZEALAND — 0.66%
Auckland International Airport Ltd.	7,652	21,725

		21,725
PHILIPPINES — 0.93%
Aboitiz Equity Ventures Inc.	2,500	2,942
Alliance Global Group Inc.	12,300	7,501
DMCI Holdings Inc.	2,000	2,397
International Container Terminal Services Inc.	2,100	5,054
SM Investments Corp.	639	12,659

		30,553
SINGAPORE — 3.26%
ComfortDelGro Corp. Ltd.	5,000	7,760
Hutchison Port Holdings Trust	9,000	6,570
Keppel Corp. Ltd.	3,600	31,491
Noble Group Ltd.	13,000	10,795
SembCorp Industries Ltd.	3,000	12,868
SembCorp Marine Ltd.[b]	3,000	10,884
Singapore Airlines Ltd.	1,000	8,409
Singapore Technologies Engineering Ltd.	3,000	10,207

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. INDUSTRIALS ETF

October 31, 2013

Security	Shares	Value

Yangzijiang Shipbuilding	9,000	$8,562

		107,546
SOUTH AFRICA — 0.77%
Barloworld Ltd.	745	6,702
Bidvest Group Ltd.	586	15,679
Reunert Ltd.	414	2,917

		25,298
SPAIN — 1.89%
Abertis Infraestructuras SA	787	16,905
Actividades de Construcciones y Servicios SA	344	11,306
Ferrovial SA	973	18,579
International Consolidated Airlines Group SAa	1,863	10,384
Zardoya Otis SA	304	5,302

		62,476
SWEDEN — 6.37%
Alfa Laval AB	739	16,902
Assa Abloy AB Class B	612	30,425
Atlas Copco AB Class A	1,329	36,927
Atlas Copco AB Class B	572	14,258
Sandvik AB	1,790	24,259
Scania AB Class B	667	13,400
Securitas AB Class B	320	3,659
Skanska AB Class B	826	15,943
SKF AB Class B	757	20,086
Volvo AB Class B	2,665	34,285

		210,144
SWITZERLAND — 5.39%
ABB Ltd. Registered[a]	3,598	92,061
Adecco SA Registered[a]	279	20,627
Geberit AG Registered	63	18,875
Kuehne & Nagel International AG Registered	89	11,273
Schindler Holding AG Participation Certificates	63	8,954
Schindler Holding AG Registered	12	1,709
SGS SA Registered	8	18,782
Sulzer AG Registered	36	5,649

		177,930
THAILAND — 0.31%
Airports of Thailand PCL NVDR	1,500	10,217

		10,217
TURKEY — 0.73%
Enka Insaat ve Sanayi AS	1,220	3,576
KOC Holding AS	1,633	8,033
TAV Havalimanlari Holding AS	494	3,596
Turk Hava Yollari AO	1,840	7,222
Turkiye Sise ve Cam Fabrikalari AS	1,028	1,517

		23,944
UNITED KINGDOM — 9.59%
Aggreko PLC	517	13,373
Babcock International Group PLC	457	9,361

Security	Shares	Value

BAE Systems PLC	4,756	$34,743
Bunzl PLC	525	11,614
Capita PLC	923	14,621
Cobham PLC	1,418	6,566
Experian PLC	1,678	34,238
G4S PLC	2,516	10,570
IMI PLC	462	11,275
Intertek Group PLC	234	12,526
Invensys PLC	1,155	9,334
Meggitt PLC	964	8,867
Melrose Industries PLC	1,975	10,160
Rolls-Royce Holdings PLC[a]	3,055	56,444
Serco Group PLC	856	7,660
Smiths Group PLC	618	14,248
Travis Perkins PLC	370	11,033
Weir Group PLC (The)	326	11,811
Wolseley PLC	519	28,025

		316,469

TOTAL COMMON STOCKS (Cost: $2,426,005)		3,283,401

PREFERRED STOCKS — 0.01%

UNITED KINGDOM — 0.01%
Rolls-Royce Holdings PLC[a]	262,730	422

		422

TOTAL PREFERRED STOCKS (Cost: $425)		422

SHORT-TERM INVESTMENTS — 0.52%

MONEY MARKET FUNDS — 0.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	16,014	16,014
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	931	931
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	212	212

		17,157

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,157)		17,157

TOTAL INVESTMENTS IN SECURITIES — 100.08% (Cost: $2,443,587)		3,300,980
Other Assets, Less Liabilities — (0.08)%		(2,624)

NET ASSETS — 100.00%		$3,298,356

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. INDUSTRIALS ETF

October 31, 2013

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

118

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex U.S. INFORMATION TECHNOLOGY ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%
AUSTRALIA — 0.67%
Computershare Ltd.	2,116	$21,520

		21,520
BRAZIL — 1.96%
Cielo SA SP ADR	2,057	63,171

		63,171
CANADA — 1.57%
Blackberry Ltd.[a,b]	1,430	11,285
CGI Group Inc. Class Aa	682	22,876
Open Text Corp.	222	16,311

		50,472
CHINA — 7.21%
GCL-Poly Energy Holdings Ltd.[a,b]	44,000	13,507
Kingboard Chemical Holdings Co. Ltd.	4,800	12,630
Lenovo Group Ltd.	24,000	25,693
Tencent Holdings Ltd.	3,100	169,214
ZTE Corp. Class Ha	5,280	11,509

		232,553
FINLAND — 2.54%
Nokia OYJ[a]	10,828	81,994

		81,994
FRANCE — 3.76%
Atos SA	198	16,926
Cap Gemini SA	499	32,868
Dassault Systemes SA	215	26,163
Gemalto NV(b)	253	28,407
STMicroelectronics NV	2,193	16,982

		121,346
GERMANY — 8.14%
Infineon Technologies AG	3,617	35,055
SAP AG	2,597	204,282
United Internet AG Registered[c]	590	23,341

		262,678
HONG KONG — 0.89%
AAC Technologies Holdings Inc.	3,000	13,253
ASM Pacific Technology Ltd.	1,600	15,426

		28,679
INDIA — 3.51%
Infosys Ltd. SP ADR	1,435	76,141

Security	Shares	Value

Wipro Ltd. SP ADR	3,337	$37,041

		113,182
ISRAEL — 0.37%
NICE Systems Ltd.	303	11,968

		11,968
JAPAN — 24.47%
Advantest Corp.	400	4,770
Brother Industries Ltd.	700	7,927
Canon Inc.	3,200	100,785
Citizen Holdings Co. Ltd.	1,100	7,815
Dena Co. Ltd.[b]	300	6,541
FUJIFILM Holdings Corp.	1,300	31,708
Fujitsu Ltd.[a]	6,000	25,747
Gree Inc.[b]	300	2,584
GungHo Online Entertainment Inc.[a,b]	10	6,279
Hamamatsu Photonics K.K.	200	7,481
Hirose Electric Co. Ltd.	100	15,228
Hitachi High-Technologies Corp.	200	4,591
Hitachi Ltd.	14,000	97,747
Hoya Corp.	1,200	28,780
IBIDEN Co. Ltd.	500	8,643
ITOCHU Techno-Solutions Corp.	100	3,919
Keyence Corp.	110	47,090
Konami Corp.	300	7,238
Konica Minolta Holdings Inc.	1,500	12,415
Kyocera Corp.	800	41,423
Murata Manufacturing Co. Ltd.	600	48,130
NEC Corp.	10,000	22,424
Nexon Co. Ltd.	300	3,504
Nintendo Co. Ltd.	300	33,697
Nippon Electric Glass Co. Ltd.	1,000	5,137
Nomura Research Institute Ltd.	300	10,060
NTT Data Corp.	400	13,250
Omron Corp.	600	22,872
Oracle Corp. Japan	100	3,955
Otsuka Corp.	100	12,975
Ricoh Co. Ltd.	2,000	21,058
Rohm Co. Ltd.	300	12,277
Shimadzu Corp.	1,000	9,775
Sumco Corp.	300	2,721
TDK Corp.	400	16,960
Tokyo Electron Ltd.	500	27,367
Trend Micro Inc.	300	11,130
Yahoo! Japan Corp.	4,000	18,632
Yaskawa Electric Corp.	1,000	12,904
Yokogawa Electric Corp.	900	11,742
		789,281
NETHERLANDS — 3.05%
ASML Holding NV	1,034	98,288

		98,288
SOUTH KOREA — 15.35%
LG Display Co. Ltd. SP ADR[a]	4,255	49,784
Samsung Electronics Co. Ltd. SP GDR[c]	641	445,174

		494,958

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. INFORMATION TECHNOLOGY ETF

October 31, 2013

Security	Shares	Value

SPAIN — 1.31%
Amadeus IT Holding SA Class A	1,138	$42,314

		42,314
SWEDEN — 4.26%
Hexagon AB Class B	1,019	30,644
Telefonaktiebolaget LM Ericsson Class B	8,932	106,766

		137,410
TAIWAN — 18.03%
Advanced Semiconductor Engineering Inc. SP ADR	15,292	75,389
AU Optronics Corp. SP ADR[a]	7,643	24,152
Hon Hai Precision Industry Co. Ltd. SP GDR[c]	23,237	115,302
Siliconware Precision Industries Co. Ltd. SP ADR	8,226	49,274
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	14,927	274,806
United Microelectronics Corp. SP ADR	20,814	42,669

		581,592
UNITED KINGDOM — 2.75%
ARM Holdings PLC	4,240	67,132
Sage Group PLC (The)	3,982	21,566

		88,698
TOTAL COMMON STOCKS (Cost: $2,468,828)		3,220,104

SHORT-TERM INVESTMENTS — 1.87%

MONEY MARKET FUNDS — 1.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	56,171	56,171
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	3,265	3,265
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,010	1,010

		60,446

TOTAL SHORT-TERM INVESTMENTS (Cost: $60,446)		60,446

TOTAL INVESTMENTS IN SECURITIES — 101.71% (Cost: $2,529,274)		3,280,550
Other Assets, Less Liabilities — (1.71)%		(55,116)

NET ASSETS — 100.00%		$3,225,434

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

120

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex U.S. MATERIALS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 95.69%

AUSTRALIA — 12.48%
Alumina Ltd.[a]	3,617	$3,528
Amcor Ltd.	1,988	20,407
BHP Billiton Ltd.	5,184	184,872
Boral Ltd.	1,258	5,885
Fortescue Metals Group Ltd.	2,173	10,721
Iluka Resources Ltd.	595	5,803
Incitec Pivot Ltd.	2,945	7,418
James Hardie Industries SE	623	6,448
Newcrest Mining Ltd.	1,210	11,802
Orica Ltd.	648	12,929
Rio Tinto Ltd.	688	41,690

		311,503
AUSTRIA — 0.33%
Voestalpine AG	175	8,276

		8,276
BELGIUM — 1.06%
Solvay SA	98	15,362
Umicore SA	234	11,177

		26,539
BRAZIL — 0.73%
Companhia Siderurgica Nacional SA SP ADR	1,678	9,296
Fibria Celulose SA SP ADR[a]	693	9,044

		18,340
CANADA — 9.46%
Agnico-Eagle Mines Ltd.	275	8,164
Agrium Inc.	247	21,080
Barrick Gold Corp.	1,578	30,687
Eldorado Gold Corp.	1,102	7,429
First Quantum Minerals Ltd.	886	16,805
Franco-Nevada Corp.	218	9,806
Goldcorp Inc.	1,291	32,880
Kinross Gold Corp.	1,788	9,087
New Gold Inc.[a]	650	3,815
Potash Corp. of Saskatchewan Inc.	1,476	45,857
Silver Wheaton Corp.	546	12,388
Teck Resources Ltd. Class B	895	23,944
Turquoise Hill Resources Ltd.[a]	644	3,106
Yamana Gold Inc.	1,124	11,145

		236,193
CHILE — 0.53%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	479	13,225

		13,225
CHINA — 2.77%
Aluminum Corp. of China Ltd. Class Ha,b	14,000	5,237

Security	Shares	Value

Anhui Conch Cement Co. Ltd. Class H	2,500	$8,722
BBMG Corp. Class H	3,000	2,151
China BlueChemical Ltd. Class H	6,000	3,854
China National Building Material Co. Ltd. Class H	6,000	5,866
China Resources Cement Holdings Ltd.	8,000	5,355
China Shanshui Cement Group Ltd.	3,000	1,068
Fosun International Ltd.	5,000	4,805
Jiangxi Copper Co. Ltd. Class H	3,000	5,765
Lee & Man Paper Manufacturing Ltd.	5,000	3,586
Nine Dragons Paper (Holdings) Ltd.	4,000	3,302
Shougang Fushan Resources Group Ltd.	6,000	2,020
Sinopec Shanghai Petrochemical Co. Ltd. Class H	24,000	6,346
Yingde Gases Group Co. Ltd.	4,500	4,620
Zhaojin Mining Industry Co. Ltd. Class H	3,500	2,835
Zijin Mining Group Co. Ltd. Class Hb	16,000	3,694

		69,226
FINLAND — 0.92%
Stora Enso OYJ Class R	936	8,717
UPM-Kymmene OYJ	893	14,216

		22,933
FRANCE — 5.48%
ArcelorMittal	1,370	21,670
Arkema SA	102	11,596
Imerys SA	67	5,390
L’Air Liquide SA	577	78,678
Lafarge SA	280	19,406

		136,740
GERMANY — 10.60%
BASF SE	1,482	154,392
HeidelbergCement AG	209	16,497
K+S AG Registered[b]	290	7,408
Lanxess AG	148	10,431
Linde AG	315	59,933
ThyssenKrupp AGa	628	16,072

		264,733
INDIA — 0.74%
Sesa Sterlite Ltd.[a]	1,425	18,382

		18,382
INDONESIA — 0.63%
PT Indocement Tunggal Prakarsa Tbk	4,000	7,416
PT Semen Gresik (Persero) Tbk	6,500	8,275

		15,691
IRELAND — 1.16%
CRH PLC	1,191	28,983

		28,983
ISRAEL — 0.42%
Israel Chemicals Ltd.	893	7,405

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. MATERIALS ETF

October 31, 2013

Security	Shares	Value

Israel Corp. Ltd. (The)[a]	6	$3,033

		10,438
JAPAN — 10.99%
Asahi Kasei Corp.	2,000	15,187
Daicel Corp.	1,000	8,419
Daido Steel Co. Ltd.	1,000	5,728
Hitachi Chemical Co. Ltd.	300	4,596
JFE Holdings Inc.	700	15,854
JSR Corp.	300	5,694
Kaneka Corp.	1,000	6,330
Kobe Steel Ltd.[a]	4,000	7,053
Kuraray Co. Ltd.	700	8,205
Maruichi Steel Tube Ltd.	100	2,442
Mitsubishi Chemical Holdings Corp.	2,500	11,670
Mitsubishi Gas Chemical Co. Inc.	1,000	8,154
Mitsubishi Materials Corp.	1,000	3,904
Mitsui Chemicals Inc.	2,000	5,300
Nippon Steel & Sumitomo Metal Corp.	11,675	38,437
Nitto Denko Corp.	300	15,686
Oji Holdings Corp.	1,000	4,566
Shin-Etsu Chemical Co. Ltd.	700	39,456
Showa Denko K.K.	3,000	4,067
Sumitomo Chemical Co. Ltd.	3,000	10,947
Taiheiyo Cement Corp.	2,000	8,460
Taiyo Nippon Sanso Corp.	1,000	6,839
Teijin Ltd.	2,000	4,485
Toray Industries Inc.	3,000	18,714
Toyo Seikan Group Holdings Ltd.	300	6,213
Ube Industries Ltd.	2,000	4,138
Yamato Kogyo Co. Ltd.	100	3,705

		274,249
MEXICO — 2.49%
Cemex SAB de CV CPO[a]	18,200	19,433
Grupo Mexico SAB de CV Series B	6,537	20,723
Industrias CH SAB de CV Series Ba	400	1,979
Industrias Penoles SAB de CV	230	6,754
Mexichem SAB de CV	2,137	8,958
Minera Frisco SAB de CV Series A1[a]	1,700	4,363

		62,210
NETHERLANDS — 2.11%
Akzo Nobel NV	396	28,834
Koninklijke DSM NV	314	23,816

		52,650
NEW ZEALAND — 0.66%
Fletcher Building Ltd.	2,001	16,547

		16,547
NORWAY — 1.02%
Norsk Hydro ASA	2,019	9,029
Yara International ASA	380	16,420

		25,449

Security	Shares	Value

PERU — 0.55%
Compania de Minas Buenaventura SA SP ADR	430	$6,235
Southern Copper Corp.	271	7,574

		13,809
POLAND — 0.57%
Grupa Azoty SA	66	1,748
Jastrzebska Spolka Weglowa SA	121	2,621
KGHM Polska Miedz SA	192	7,772
Synthos SA	1,231	2,089

		14,230
RUSSIA — 1.14%
MMC Norilsk Nickel OJSC SP ADR	571	8,645
Severstal OAO SP GDR	793	6,923
Uralkali OJSC SP GDR	482	12,874

		28,442
SOUTH AFRICA — 2.25%
African Rainbow Minerals Ltd.	141	2,710
Anglo American Platinum Ltd.[a]	108	4,384
AngloGold Ashanti Ltd.	628	9,584
Assore Ltd.	28	1,147
Gold Fields Ltd.	1,160	5,461
Harmony Gold Mining Co. Ltd.	614	2,128
Impala Platinum Holdings Ltd.	919	11,206
Kumba Iron Ore Ltd.	140	5,880
Nampak Ltd.	957	3,175
Northam Platinum Ltd.[a]	509	2,096
PPC Ltd.	1,554	4,931
Sappi Ltd.[a]	1,148	3,392

		56,094
SOUTH KOREA — 2.39%
POSCO SP ADR	800	59,568

		59,568
SWEDEN — 0.34%
Boliden AB	594	8,473

		8,473
SWITZERLAND — 5.37%
EMS-Chemie Holding AG Registered	10	3,652
Givaudan SA Registered	18	25,602
Holcim Ltd. Registered	356	26,576
Sika AG Bearer	5	15,797
Syngenta AG Registered	154	62,328

		133,955
THAILAND — 1.37%
Indorama Ventures PCL NVDR	3,700	2,972
PTT Global Chemical PCL NVDR	5,317	13,410
Siam Cement PCL NVDR (The)	1,300	17,876

		34,258

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. MATERIALS ETF

October 31, 2013

Security	Shares	Value

TURKEY — 0.37%
Eregli Demir ve Celik Fabrikalari TAS	4,783	$6,650
Koza Altin Isletmeleri AS	149	2,648

		9,298
UNITED KINGDOM — 16.76%
Anglo American PLC	2,262	53,967
Antofagasta PLC	576	7,912
BHP Billiton PLC	3,366	104,398
Croda International PLC	260	10,176
Fresnillo PLC	286	4,482
Glencore Xstrata PLC[a]	16,130	88,109
Johnson Matthey PLC	417	20,125
Randgold Resources Ltd.	136	10,138
Rexam PLC	1,391	11,610
Rio Tinto PLC	2,081	105,583
Vedanta Resources PLC	104	1,776

		418,276

TOTAL COMMON STOCKS (Cost: $2,322,310)		2,388,710

PREFERRED STOCKS — 3.96%

BRAZIL — 3.96%
Bradespar SA	120	1,432
Braskem SA Class A SP ADR	461	8,127
Gerdau SA SP ADR	1,905	15,107
Vale SA Class A SP ADR	5,059	74,064

		98,730

TOTAL PREFERRED STOCKS (Cost: $136,798)		98,730

SHORT-TERM INVESTMENTS — 0.59%

MONEY MARKET FUNDS — 0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	13,689	13,689
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	795	795

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	255	$255

		14,739

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,739)		14,739

TOTAL INVESTMENTS IN SECURITIES — 100.24% (Cost: $2,473,847)		2,502,179
Other Assets, Less Liabilities — (0.24)%		(5,983)

NET ASSETS — 100.00%		$2,496,196

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

123

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex U.S. TELECOMMUNICATION SERVICES ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.01%

AUSTRALIA — 2.01%
Telstra Corp. Ltd.	12,872	$63,140

		63,140

AUSTRIA — 0.20%
Telekom Austria AG	744	6,137

		6,137

BELGIUM — 0.39%
Belgacom SA	445	12,199

		12,199

BRAZIL — 0.41%
TIM Participacoes SA SP ADR	503	12,786

		12,786

CANADA — 3.67%
BCE Inc.	811	35,283
Bell Aliant Inc.	289	7,319
Rogers Communications Inc. Class B	1,102	50,004
TELUS Corp. NVS	640	22,351

		114,957

CHINA — 8.00%
China Communications Services Corp. Ltd. Class H	10,400	6,372
China Mobile Ltd.	18,500	194,233
China Telecom Corp. Ltd. Class H	48,000	25,074
China Unicom (Hong Kong) Ltd.	16,000	25,260

		250,939

CZECH REPUBLIC — 0.19%
Telefonica O2 Czech Republic AS	374	6,115

		6,115

DENMARK — 0.64%
TDC A/S	2,207	19,953

		19,953

EGYPT — 0.36%
Global Telecom Holding[a]	3,349	11,320

		11,320

FINLAND — 0.34%
Elisa OYJ	422	10,573

		10,573

Security	Shares	Value

FRANCE — 5.90%
Iliad SA	74	$16,942
Orange	5,510	75,732
Vivendi SA	3,628	92,209

		184,883

GERMANY — 4.47%
Deutsche Telekom AG Registered	8,430	132,943
Telefonica Deutschland Holding AGb	930	7,344

		140,287

HONG KONG — 0.58%
HKT Trust and HKT Ltd.	10,000	9,274
PCCW Ltd.	20,000	9,029

		18,303

HUNGARY — 0.11%
Magyar Telekom Telecommunications PLC	2,577	3,550

		3,550

INDONESIA — 1.20%
PT Indosat Tbk	6,500	2,537
PT Telekomunikasi Indonesia (Persero) Tbk	147,500	30,750
PT XL Axiata Tbk	11,000	4,367

		37,654

ISRAEL — 0.40%
Bezeq The Israel Telecommunication Corp. Ltd.	7,157	12,489

		12,489

ITALY — 1.40%
Telecom Italia SpA	31,174	30,408
Telecom Italia SpA RNC	17,331	13,560

		43,968

JAPAN — 14.13%
KDDI Corp.	1,600	86,597
Nippon Telegraph and Telephone Corp.	1,300	67,445
NTT DOCOMO Inc.	4,600	73,142
SoftBank Corp.	2,900	215,778

		442,962

MEXICO — 3.93%
America Movil SAB de CV Series L	114,500	123,315

		123,315

MOROCCO — 0.25%
Maroc Telecom	666	7,913

		7,913

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. TELECOMMUNICATION SERVICES ETF

October 31, 2013

Security	Shares	Value

NETHERLANDS — 1.66%
Koninklijke KPN NVa	9,501	$30,406
Ziggo NV	505	21,698

		52,104

NEW ZEALAND — 0.40%
Telecom Corp. of New Zealand Ltd.	6,463	12,572

		12,572

NORWAY — 1.64%
Telenor ASA	2,134	51,307

		51,307

PHILIPPINES — 0.65%
Globe Telecom Inc.	165	6,644
Philippine Long Distance Telephone Co.	205	13,616

		20,260

POLAND — 0.25%
Telekomunikacja Polska SA	2,373	7,697

		7,697

PORTUGAL — 0.33%
Portugal Telecom SGPS SA Registered	2,268	10,252

		10,252

RUSSIA — 2.26%
MegaFon OAO SP GDR[c]	283	10,273
Mobile TeleSystems OJSC SP ADR	1,715	39,102
Rostelecom OJSC SP ADR	342	7,449
Sistema JSFC SP GDR[c]	518	13,882

		70,706

SINGAPORE — 2.98%
Singapore Telecommunications Ltd.	26,000	79,236
StarHub Ltd.	4,000	14,351

		93,587

SOUTH AFRICA — 3.66%
MTN Group Ltd.	5,074	101,191
Vodacom Group Ltd.	1,183	13,597

		114,788

SOUTH KOREA — 0.50%
KT Corp. SP ADR	351	5,819
SK Telecom Co. Ltd. SP ADR	406	9,939

		15,758

SPAIN — 6.94%
Telefonica SAa	12,320	217,486

		217,486

Security	Shares	Value

SWEDEN — 2.86%
Millicom International Cellular SA SDR	207	$19,113
Tele2 AB Class B	976	11,795
TeliaSonera AB	7,066	58,637

		89,545

SWITZERLAND — 1.19%
Swisscom AG Registered	73	37,332

		37,332

TAIWAN — 1.60%
Chunghwa Telecom Co. Ltd. SP ADR	1,573	50,084

		50,084

THAILAND — 1.06%
Advanced Information Service PCL NVDR	3,300	27,036
True Corp. PCL NVDR[a]	21,900	6,227

		33,263

TURKEY — 0.68%
Turk Telekomunikasyon AS	1,715	5,940
Turkcell Iletisim Hizmetleri ASa	2,483	15,454

		21,394

UNITED KINGDOM — 21.77%
BT Group PLC	23,831	144,342
Inmarsat PLC	1,360	15,743
Vodafone Group PLC	144,907	522,653

		682,738

TOTAL COMMON STOCKS
(Cost: $2,474,019)		3,104,316

PREFERRED STOCKS — 0.71%

BRAZIL — 0.71%
Oi SA SP ADR	2,157	3,732
Telefonica Brasil SA SP ADR	832	18,454

		22,186

TOTAL PREFERRED STOCKS
(Cost: $26,494)		22,186

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. TELECOMMUNICATION SERVICES ETF

October 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	790	$790

		790

TOTAL SHORT-TERM INVESTMENTS
(Cost: $790)		790

TOTAL INVESTMENTS IN SECURITIES — 99.74%
(Cost: $2,501,303)		3,127,292
Other Assets, Less Liabilities — 0.26%		8,140

NET ASSETS — 100.00%		$3,135,432

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

126

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex U.S. UTILITIES ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.71%

AUSTRALIA — 2.48%
AGL Energy Ltd.	6,135	$90,861
APA Group	9,372	53,782
SP AusNet	19,410	22,975

		167,618

AUSTRIA — 0.34%
Verbund AG	981	23,066

		23,066

BRAZIL — 1.54%
Centrais Eletricas Brasileiras SA SP ADR	2,985	9,432
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	5,106	54,175
CPFL Energia SA SP ADR	2,385	40,259

		103,866

CANADA — 3.38%
ATCO Ltd. Class I NVS	915	42,457
Canadian Utilities Ltd. Class A	1,458	53,561
Fortis Inc.	2,730	84,896
TransAlta Corp.	3,492	46,980

		227,894

CHILE — 3.01%
Empresa Nacional de Electricidad SA SP ADR	2,503	112,885
Enersis SA SP ADR	5,484	90,486

		203,371

CHINA — 4.77%
China Gas Holdings Ltd.[a]	30,000	33,432
China Longyuan Power Group Corp. Ltd. Class H	30,000	34,477
China Resources Gas Group Ltd.	12,000	31,033
China Resources Power Holdings Co. Ltd.	24,000	62,840
Datang International Power Generation Co. Ltd. Class H	42,000	19,231
ENN Energy Holdings Ltd.	12,000	71,120
Guangdong Investment Ltd.	30,000	25,809
Huaneng Power International Inc. Class H	42,000	43,880

		321,822

CZECH REPUBLIC — 1.00%
CEZ AS	2,349	67,766

		67,766

FINLAND — 1.62%
Fortum OYJ	4,905	109,361

		109,361

FRANCE — 8.56%
Electricite de France SA	2,703	94,955

Security	Shares	Value

GDF Suez	14,511	$361,806
Suez Environnement SA	3,102	54,212
Veolia Environnement	3,921	67,272

		578,245

GERMANY — 8.37%
E.ON SE	19,776	361,744
RWE AG	5,505	203,491

		565,235

HONG KONG — 7.75%
Cheung Kong Infrastructure Holdings Ltd.	6,000	41,751
CLP Holdings Ltd.	22,500	181,090
Hong Kong and China Gas Co. Ltd. (The)	69,696	162,890
Power Assets Holdings Ltd.	16,500	137,481

		523,212

INDIA — 0.90%
GAIL (India) Ltd. SP GDR[b]	1,749	60,830

		60,830

INDONESIA — 1.05%
PT Perusahaan Gas Negara (Persero) Tbk	156,000	70,579

		70,579

ITALY — 8.29%
Enel Green Power SpA	18,630	45,387
Enel SpA	72,132	318,706
Snam SpA	22,983	118,607
Terna SpA	15,555	77,187

		559,887

JAPAN — 12.62%
Chubu Electric Power Co. Inc.	7,200	106,558
Chugoku Electric Power Co. Inc. (The)	3,300	50,521
Electric Power Development Co. Ltd.	1,200	38,284
Hokkaido Electric Power Co. Inc.[c]	2,100	27,012
Hokuriku Electric Power Co.	1,800	25,612
Kansai Electric Power Co. Inc. (The)[c]	7,800	98,583
Kyushu Electric Power Co. Inc.[c]	4,800	67,467
Osaka Gas Co. Ltd.	21,000	88,401
Shikoku Electric Power Co. Inc.[c]	2,100	37,415
Toho Gas Co. Ltd.	4,000	20,834
Tohoku Electric Power Co. Inc.[c]	5,100	61,599
Tokyo Electric Power Co. Inc.[a,c]	15,600	83,160
Tokyo Gas Co. Ltd.	27,000	146,407

		851,853

NEW ZEALAND — 0.36%
Contact Energy Ltd.	5,555	24,140

		24,140

PHILIPPINES — 0.74%
Aboitiz Power Corp.	36,300	28,563
Energy Development Corp.	158,400	21,262

		49,825

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. UTILITIES ETF

October 31, 2013

Security	Shares	Value

POLAND — 1.33%
ENEA SA	2,424	$11,424
Polska Grupa Energetyczna SA	8,961	52,424
Tauron Polska Energia SA	15,939	26,057

		89,905

PORTUGAL — 1.14%
Energias de Portugal SA	20,787	76,641

		76,641

RUSSIA — 0.42%
RusHydro OJSC SP ADR	16,782	28,261

		28,261

SOUTH KOREA — 1.11%
Korea Electric Power Corp. SP ADR[c]	5,670	75,071

		75,071

SPAIN — 8.47%
Acciona SAa	345	21,918
Enagas SA	1,944	52,038
Gas Natural SDG SA	3,738	88,271
Iberdrola SA	53,298	335,338
Red Electrica Corporacion SA	1,188	74,148

		571,713

THAILAND — 0.33%
Glow Energy PCL NVDR	9,600	22,438

		22,438

UNITED KINGDOM — 18.13%
Centrica PLC	55,695	316,221
National Grid PLC	39,903	502,929
Severn Trent PLC	2,685	80,106
SSE PLC	10,476	238,323
United Utilities Group PLC	7,647	86,553

		1,224,132

TOTAL COMMON STOCKS
(Cost: $6,336,527)		6,596,731

PREFERRED STOCKS — 1.89%

BRAZIL — 1.68%
Centrais Eletricas Brasileiras SA Class B SP ADR	3,627	19,223
Companhia Energetica de Minas Gerais SP ADR	7,131	63,965
Companhia Paranaense de Energia Class B SP ADR	2,166	30,064

		113,252

Security	Shares	Value

GERMANY — 0.21%
RWE AG NVS	411	$14,053

		14,053

TOTAL PREFERRED STOCKS
(Cost: $197,750)		127,305

SHORT-TERM INVESTMENTS — 1.36%

MONEY MARKET FUNDS — 1.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	83,562	83,562
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	4,856	4,856
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	3,754	3,754

		92,172

TOTAL SHORT-TERM INVESTMENTS
(Cost: $92,172)		92,172

TOTAL INVESTMENTS IN SECURITIES — 100.96%
(Cost: $6,626,449)		6,816,208
Other Assets, Less Liabilities — (0.96)%		(64,643)

NET ASSETS — 100.00%		$6,751,565

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

128

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.86%

CHINA — 24.47%
Agile Property Holdings Ltd.	1,776,000	$2,141,815
Agricultural Bank of China Ltd. Class H	19,536,000	9,398,789
Air China Ltd. Class H	1,776,000	1,211,786
Aluminum Corp. of China Ltd. Class Ha,b	3,566,000	1,333,849
Anhui Conch Cement Co. Ltd. Class H	1,110,000	3,872,734
Anta Sports Products Ltd.[a]	888,000	1,273,636
AviChina Industry & Technology Co. Ltd. Class H	1,776,000	842,982
Bank of China Ltd. Class H	67,932,000	31,805,955
Bank of Communications Co. Ltd. Class H	7,992,100	5,844,823
BBMG Corp. Class H	1,110,000	796,022
Beijing Capital International Airport Co. Ltd. Class H	1,776,000	1,253,019
Beijing Enterprises Holdings Ltd.[a]	444,000	3,645,095
Belle International Holdings Ltd.	4,215,000	5,947,608
Brilliance China Automotive Holdings Ltd.	2,664,000	4,659,307
BYD Co. Ltd. Class Ha,b	444,000	2,199,083
China Agri-Industries Holdings Ltd.[a]	1,826,100	857,341
China BlueChemical Ltd. Class H	1,777,500	1,141,738
China CITIC Bank Corp. Ltd. Class H	7,169,200	4,022,420
China Coal Energy Co. Class Ha	3,552,000	2,180,757
China Communications Construction Co. Ltd. Class H	4,032,000	3,291,938
China Communications Services Corp. Ltd. Class H	2,664,000	1,632,132
China Construction Bank Corp. Class H	65,268,390	50,678,856
China COSCO Holdings Co. Ltd. Class Ha,b	2,329,500	1,105,702
China Everbright International Ltd.[a]	1,776,000	1,770,720
China Everbright Ltd.	888,000	1,314,868
China Gas Holdings Ltd.	1,776,000	1,979,175
China International Marine Containers (Group) Co. Ltd. Class H	488,483	913,576
China Life Insurance Co. Ltd. Class H	6,660,000	17,695,746
China Longyuan Power Group Corp. Ltd. Class H	2,220,000	2,551,280
China Mengniu Dairy Co. Ltd.	1,332,000	5,858,494
China Merchants Bank Co. Ltd. Class H	4,134,946	8,213,306
China Merchants Holdings (International) Co. Ltd.[a]	888,000	3,149,728
China Minsheng Banking Corp. Ltd. Class H	4,662,000	5,345,661
China Mobile Ltd.	5,428,500	56,994,331
China National Building Material Co. Ltd. Class H	2,664,000	2,604,539
China Oilfield Services Ltd. Class H	1,776,000	4,970,844
China Overseas Grand Oceans Group Ltd.[a]	444,000	529,154
China Overseas Land & Investment Ltd.	3,553,760	11,000,863
China Pacific Insurance (Group) Co. Ltd. Class H	2,397,600	8,658,889
China Petroleum & Chemical Corp. Class H	23,088,000	18,850,264
China Railway Construction Corp. Ltd. Class H	1,776,000	1,947,105
China Railway Group Ltd. Class H	3,552,000	2,006,663
China Resources Cement Holdings Ltd.[a]	1,776,000	1,188,879
China Resources Enterprise Ltd.	888,000	3,144,001
China Resources Gas Group Ltd.[a]	888,000	2,296,438
China Resources Land Ltd.	1,782,000	5,160,021
China Resources Power Holdings Co. Ltd.	1,776,000	4,650,144
China Shanshui Cement Group Ltd.	1,776,000	632,236
China Shenhua Energy Co. Ltd. Class H	3,108,500	9,462,160
China Shipping Container Lines Co. Ltd. Class Ha,b	3,389,000	839,267
China Southern Airlines Co. Ltd. Class H	1,776,000	655,143
China State Construction International Holdings Ltd.	1,776,000	2,991,669
China Taiping Insurance Holdings Co. Ltd.[a,b]	711,200	1,109,953
China Telecom Corp. Ltd. Class H	12,432,000	6,494,167
China Unicom (Hong Kong) Ltd.	4,440,000	7,009,577
China Vanke Co. Ltd. Class B	1,154,692	1,955,502

Security	Shares	Value

Chongqing Rural Commercial Bank Co. Ltd. Class H	2,220,000	$1,119,585
CITIC Pacific Ltd.[a]	1,332,000	1,896,709
CITIC Securities Co. Ltd. Class H	888,000	1,860,058
CNOOC Ltd.	15,984,000	32,821,313
COSCO Pacific Ltd.	1,776,000	2,588,504
Country Garden Holdings Co. Ltd.	3,996,974	2,732,339
CSR Corp Ltd. Class H	1,779,000	1,482,299
Dah Chong Hong Holdings Ltd.[a]	444,000	376,822
Daphne International Holdings Ltd.[a]	888,000	462,724
Datang International Power Generation Co. Ltd. Class H	2,664,000	1,219,804
Dongfeng Motor Group Co. Ltd. Class H	2,664,000	3,765,930
ENN Energy Holdings Ltd.[a]	888,000	5,262,909
Evergrande Real Estate Group Ltd.[a]	5,772,000	2,434,454
Far East Horizon Ltd.[a]	1,404,000	1,026,780
Fosun International Ltd.	1,466,000	1,408,697
Franshion Properties (China) Ltd.[a]	2,664,000	924,302
GCL-Poly Energy Holdings Ltd.[a,b]	8,436,000	2,589,649
Geely Automobile Holdings Ltd.[a]	4,180,000	2,108,048
Golden Eagle Retail Group Ltd.[a]	444,000	666,597
GOME Electrical Appliances Holdings Ltd.[a]	9,202,160	1,424,290
Great Wall Motor Co. Ltd. Class H	888,500	5,220,033
Greentown China Holdings Ltd.	666,000	1,293,679
Guangdong Investment Ltd.[a]	1,776,000	1,527,905
Guangzhou Automobile Group Co. Ltd. Class H	1,776,855	2,108,469
Guangzhou R&F Properties Co. Ltd. Class H	710,400	1,246,147
Haitong Securities Co. Ltd. Class H	1,065,600	1,616,326
Hengan International Group Co. Ltd.[a]	666,000	8,156,364
Huaneng Power International Inc. Class H	2,664,000	2,783,214
Industrial and Commercial Bank of China Ltd. Class H	67,044,350	46,955,820
Inner Mongolia Yitai Coal Co. Ltd. Class B	976,870	1,914,665
Intime Retail Group Co. Ltd.[a]	888,500	1,057,759
Jiangsu Expressway Co. Ltd. Class H	888,000	1,117,867
Jiangxi Copper Co. Ltd. Class H	1,332,000	2,559,870
Kingboard Chemical Holdings Co. Ltd.	666,000	1,752,394
Kunlun Energy Co. Ltd.	2,664,000	4,356,933
Lee & Man Paper Manufacturing Ltd.[a]	1,776,000	1,273,636
Lenovo Group Ltd.[a]	6,216,000	6,654,517
Longfor Properties Co. Ltd.[a]	1,332,000	2,171,594
New China Life Insurance Co. Ltd. Class Hb	577,200	1,626,691
Nine Dragons Paper (Holdings) Ltd.[a]	1,332,000	1,099,541
Parkson Retail Group Ltd.[a]	1,213,000	416,169
People’s Insurance Co. Group of China Ltd. Class H	3,996,000	1,886,401
PetroChina Co. Ltd. Class H	19,536,000	22,375,669
PICC Property and Casualty Co. Ltd. Class H	2,664,400	4,082,661
Ping An Insurance (Group) Co. of China Ltd. Class H	1,776,000	13,984,793
Poly Property Group Co. Ltd.	1,781,000	1,091,151
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,776,000	1,667,638
Shanghai Electric Group Co. Ltd. Class H	2,664,000	941,482
Shanghai Industrial Holdings Ltd.	444,000	1,468,919
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	579,000	1,193,391
Shenzhou International Group Holdings Ltd.[a]	444,000	1,529,050
Shimao Property Holdings Ltd.	1,332,000	3,353,602
Shougang Fushan Resources Group Ltd.[a]	2,664,000	896,814
Shui On Land Ltd.	2,886,733	1,005,305
Sihuan Pharmaceutical Holdings Group Ltd.	1,776,000	1,324,031
Sino Biopharmaceutical Ltd.[a]	3,552,000	2,506,038
Sino-Ocean Land Holdings Ltd.	2,710,500	1,720,053
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,718,000	718,672
Sinopharm Group Co. Ltd. Class H	888,800	2,407,414
SOHO China Ltd.[a]	1,554,000	1,360,969
Sun Art Retail Group Ltd.[a]	2,030,500	3,326,091
Tencent Holdings Ltd.	932,400	50,895,026
Tingyi (Cayman Islands) Holding Corp.	1,776,000	5,016,658

129

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2013

Security	Shares	Value

Tsingtao Brewery Co. Ltd. Class H	306,000	$2,506,240
Uni-President China Holdings Ltd.[a]	888,000	887,651
Want Want China Holdings Ltd.[a]	5,328,000	8,191,584
Weichai Power Co. Ltd. Class H	444,400	1,779,767
Wumart Stores Inc. Class H	444,000	741,045
Yantai Changyu Pioneer Wine Co. Ltd. Class B	222,000	707,257
Yanzhou Coal Mining Co. Ltd. Class Ha	1,776,000	1,841,732
Yingde Gases Group Co. Ltd.[a]	888,000	911,703
Yuexiu Property Co. Ltd.	4,440,000	1,236,984
Zhaojin Mining Industry Co. Ltd. Class H	719,500	582,798
Zhejiang Expressway Co. Ltd. Class H	888,000	817,784
Zhongsheng Group Holdings Ltd.[a]	469,000	751,315
Zhuzhou CSR Times Electric Co. Ltd. Class H	444,000	1,592,044
Zijin Mining Group Co. Ltd. Class Ha	5,580,000	1,288,293
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Ha	1,243,340	1,146,630
ZTE Corp. Class Ha,b	552,800	1,204,986

		661,102,797

HONG KONG — 12.72%
AAC Technologies Holdings Inc.	666,000	2,942,132
AIA Group Ltd.	10,922,400	55,435,789
ASM Pacific Technology Ltd.	222,000	2,140,384
Bank of East Asia Ltd. (The)	1,154,400	4,995,469
BOC Hong Kong (Holdings) Ltd.	3,330,000	10,866,562
Bosideng International Holdings Ltd.[a]	1,970,000	454,828
Cathay Pacific Airways Ltd.	888,000	1,761,557
Cheung Kong (Holdings) Ltd.	1,332,000	20,822,567
Cheung Kong Infrastructure Holdings Ltd.	444,000	3,089,597
CLP Holdings Ltd.	1,554,000	12,507,284
First Pacific Co. Ltd.	1,993,000	2,267,270
Galaxy Entertainment Group Ltd.[b]	1,776,000	13,251,765
Haier Electronics Group Co. Ltd.	888,000	1,894,418
Hang Lung Properties Ltd.	2,220,000	7,315,960
Hang Seng Bank Ltd.	710,400	11,820,071
Henderson Land Development Co. Ltd.	888,000	5,262,909
HKT Trust and HKT Ltd.	2,220,000	2,058,777
Hong Kong and China Gas Co. Ltd. (The)	5,328,240	12,452,868
Hong Kong Exchanges and Clearing Ltd.	924,000	14,897,363
Hopewell Holdings Ltd.	444,500	1,496,372
Hutchison Whampoa Ltd.	1,934,000	24,096,891
Hysan Development Co. Ltd.	444,000	2,075,957
Kerry Properties Ltd.	666,500	2,888,463
Li & Fung Ltd.	5,330,000	7,534,686
Link REIT (The)	1,998,000	10,076,267
MGM China Holdings Ltd.	888,000	3,058,100
MTR Corp. Ltd.	1,333,500	5,168,505
New World Development Co. Ltd.	3,552,000	4,920,448
NWS Holdings Ltd.	1,332,500	2,079,601
Orient Overseas International Ltd.	227,000	1,172,616
PCCW Ltd.	3,552,000	1,603,498
Power Assets Holdings Ltd.	1,332,500	11,102,663
Sands China Ltd.	2,131,200	15,146,184
Shangri-La Asia Ltd.	1,776,333	3,253,420
Sino Land Co. Ltd.	2,665,200	3,740,125
SJM Holdings Ltd.	1,776,000	5,738,232
Sun Hung Kai Properties Ltd.	1,425,000	18,673,941
Swire Pacific Ltd. Class A	666,000	7,692,495
Swire Properties Ltd.	1,065,600	2,886,296
Wharf (Holdings) Ltd. (The)	1,332,000	11,218,759
Wheelock and Co. Ltd.	888,000	4,535,609
Wynn Macau Ltd.	1,420,800	5,451,893
Yue Yuen Industrial (Holdings) Ltd.	666,500	1,831,079

		343,679,670

Security	Shares	Value

INDIA — 7.97%
ACC Ltd.	42,851	$791,302
Adani Enterprises Ltd.	200,453	677,310
Adani Ports and Special Economic Zone Ltd.	358,543	848,881
Aditya Birla Nuvo Ltd.	30,827	615,888
Ambuja Cements Ltd.	587,856	1,801,687
Apollo Hospitals Enterprise Ltd.	69,264	1,024,336
Asian Paints Ltd.	262,444	2,303,725
Bajaj Auto Ltd.	75,702	2,623,671
Bank of Baroda	39,516	413,389
Bank of India	98,568	336,660
Bharat Heavy Electricals Ltd.	535,998	1,230,645
Bharat Petroleum Corp. Ltd.	146,248	855,642
Bharti Airtel Ltd.	543,900	3,248,974
Cairn India Ltd.	420,468	2,163,404
Canara Bank Ltd.	75,036	315,321
Cipla Ltd.	316,238	2,126,264
Coal India Ltd.	455,379	2,133,698
Dabur India Ltd.	387,909	1,127,653
Divi’s Laboratories Ltd.	36,852	583,168
DLF Ltd.	345,432	852,408
Dr. Reddy’s Laboratories Ltd.	92,036	3,678,744
GAIL (India) Ltd.	287,712	1,655,438
GlaxoSmithKline Consumer Healthcare Ltd.	9,080	689,263
Godrej Consumer Products Ltd.	109,972	1,559,525
HCL Technologies Ltd.	187,877	3,348,646
HDFC Bank Ltd.	1,389,276	15,390,434
Hero Motocorp Ltd.	70,152	2,372,531
Hindalco Industries Ltd.	947,086	1,773,041
Hindustan Unilever Ltd.	598,417	5,938,404
Housing Development Finance Corp. Ltd.	1,315,128	18,297,945
ICICI Bank Ltd.	191,808	3,498,612
Idea Cellular Ltd.	605,616	1,702,387
Infosys Ltd.	414,252	22,311,166
ITC Ltd.	1,994,004	10,869,601
Jaiprakash Associates Ltd.	889,380	689,593
Jindal Steel & Power Ltd.	340,275	1,328,044
JSW Steel Ltd.	72,505	1,016,344
Kotak Mahindra Bank Ltd.	256,024	3,134,737
Larsen & Toubro Ltd.	285,393	4,521,799
LIC Housing Finance Ltd.	241,092	880,924
Lupin Ltd.	71,484	1,032,799
Mahindra & Mahindra Financial Services Ltd.	239,006	1,098,483
Mahindra & Mahindra Ltd.	275,280	3,977,013
NTPC Ltd.	963,480	2,337,562
Oil & Natural Gas Corp. Ltd.	689,390	3,294,668
Oil India Ltd.	114,912	886,031
Piramal Enterprises Ltd.	56,622	517,849
Power Finance Corp. Ltd.	244,866	535,514
Power Grid Corp. of India Ltd.	1,003,610	1,654,311
Ranbaxy Laboratories Ltd.[b]	112,034	712,985
Reliance Capital Ltd.	91,670	552,064
Reliance Communications Ltd.	480,408	1,148,351
Reliance Industries Ltd.	1,164,168	17,327,548
Reliance Infrastructure Ltd.	93,255	655,236
Reliance Power Ltd.[b]	517,093	615,497
Rural Electrification Corp. Ltd.	269,190	850,869
Sesa Goa Ltd.	1,035,500	3,403,645
Shriram Transport Finance Co. Ltd.	116,772	1,161,640

130

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2013

Security	Shares	Value

Siemens Ltd.	55,678	$527,426
State Bank of India	122,544	3,582,799
Sun Pharmaceuticals Industries Ltd.	557,664	5,524,462
Tata Consultancy Services Ltd.	424,908	14,602,993
Tata Motors Ltd.	680,208	4,218,717
Tata Power Co. Ltd.	878,943	1,174,927
Tata Steel Ltd.	273,358	1,489,669
Titan Industries Ltd.	191,474	832,509
Ultratech Cement Ltd.	33,300	1,065,757
Unitech Ltd.[b]	1,050,060	298,162
United Breweries Ltd.	60,828	915,761
United Spirits Ltd.	78,163	3,273,994
Wipro Ltd.	545,676	4,241,631
Wockhardt Ltd.	25,434	183,983
Zee Entertainment Enterprises Ltd.	241,536	1,045,654

		215,471,713

INDONESIA — 3.17%
PT Adaro Energy Tbk	12,061,000	1,091,348
PT Astra Agro Lestari Tbk	666,000	1,098,922
PT Astra International Tbk	18,204,000	10,739,108
PT Bank Central Asia Tbk	11,100,000	10,290,087
PT Bank Danamon Indonesia Tbk	3,108,046	1,185,593
PT Bank Mandiri (Persero) Tbk	8,436,051	6,436,020
PT Bank Negara Indonesia (Persero) Tbk	6,478,415	2,758,607
PT Bank Rakyat Indonesia (Persero) Tbk	9,990,000	7,001,198
PT Bukit Asam (Persero) Tbk	666,000	717,844
PT Bumi Resources Tbk[b]	13,304,500	537,019
PT Bumi Serpong Damai Tbk	6,438,000	896,665
PT Charoen Pokphand Indonesia Tbk	6,598,500	2,282,914
PT Global Mediacom Tbk	6,216,000	1,053,232
PT Gudang Garam Tbk	450,500	1,474,691
PT Indo Tambangraya Megah Tbk	444,000	1,177,698
PT Indocement Tunggal Prakarsa Tbk	1,332,500	2,470,548
PT Indofood CBP Sukses Makmur Tbk	1,110,000	1,102,861
PT Indofood Sukses Makmur Tbk	4,019,500	2,371,229
PT Indosat Tbk	1,138,500	444,391
PT Jasa Marga (Persero) Tbk	1,776,000	827,146
PT Kalbe Farma Tbk	20,208,000	2,330,486
PT Lippo Karawaci Tbk	18,204,000	1,824,841
PT Matahari Department Store Tbk[b]	1,332,000	1,453,413
PT Media Nusantara Citra Tbk	3,871,000	858,505
PT Perusahaan Gas Negara (Persero) Tbk	9,624,500	4,354,398
PT Semen Gresik (Persero) Tbk	2,664,000	3,391,297
PT Telekomunikasi Indonesia (Persero) Tbk	41,070,000	8,561,943
PT Unilever Indonesia Tbk	1,332,000	3,544,910
PT United Tractors Tbk	1,554,343	2,413,041
PT XL Axiata Tbk	2,240,500	889,442

		85,579,397

MALAYSIA — 4.88%
AirAsia Bhd	1,166,700	990,875
Alliance Financial Group Bhd	1,042,600	1,714,786
AMMB Holdings Bhd	1,477,100	3,459,229
Astro Malaysia Holdings Bhd	1,478,400	1,358,673
Axiata Group Bhd	2,353,200	5,123,191
Berjaya Sports Toto Bhd	593,988	766,120
British American Tobacco (Malaysia) Bhd	133,200	2,680,420
Bumi Armada Bhd[b]	888,000	1,114,379
CIMB Group Holdings Bhd	4,129,200	9,774,880
DiGi.Com Bhd	3,152,400	4,995,009

Security	Shares	Value

Felda Global Ventures Holdings Bhd	976,800	$1,389,879
Gamuda Bhd	1,420,800	2,192,739
Genting Bhd	1,891,200	6,280,926
Genting Malaysia Bhd	2,680,100	3,669,101
Genting Plantations Bhd	177,600	612,346
Hong Leong Bank Bhd	493,700	2,234,170
Hong Leong Financial Group Bhd	179,000	857,689
IHH Healthcare Bhd[b]	1,998,000	2,614,993
IJM Corp. Bhd	987,900	1,815,791
IOI Corp. Bhd	2,664,000	4,592,594
Kuala Lumpur Kepong Bhd	444,000	3,250,273
Lafarge Malaysia Bhd	387,300	1,223,679
Malayan Banking Bhd	3,951,600	12,222,153
Malaysia Airports Holdings Bhd	444,000	1,183,325
Maxis Bhd	2,069,600	4,715,636
MISC Bhd[b]	976,800	1,581,800
MMC Corp. Bhd	683,200	580,240
Parkson Holdings Bhd	520,700	620,441
Petronas Chemicals Group Bhd	2,486,400	5,602,289
Petronas Dagangan Bhd	222,000	2,152,778
Petronas Gas Bhd	532,800	4,140,088
PPB Group Bhd	444,000	2,068,356
Public Bank Bhd Foreign	1,021,200	5,922,251
RHB Capital Bhd	577,500	1,443,956
Sapurakencana Petroleum Bhd[b]	3,196,800	4,052,289
Sime Darby Bhd	2,470,500	7,461,097
Telekom Malaysia Bhd	983,200	1,632,669
Tenaga Nasional Bhd	2,486,400	7,430,322
UEM Sunrise Bhd	1,304,400	967,279
UMW Holdings Bhd	466,400	1,891,879
YTL Corp. Bhd	4,278,400	2,237,125
YTL Power International Bhd	1,909,200	1,149,556

		131,767,271

PHILIPPINES — 1.19%
Aboitiz Equity Ventures Inc.	1,653,720	1,946,116
Aboitiz Power Corp.	1,420,800	1,117,963
Alliance Global Group Inc.	2,220,000	1,353,784
Ayala Corp.	173,168	2,416,577
Ayala Land Inc.	4,907,200	3,344,528
Bank of the Philippine Islands	714,844	1,654,349
BDO Unibank Inc.	1,403,529	2,631,008
DMCI Holdings Inc.	444,000	532,266
Energy Development Corp.	7,503,700	1,007,208
Globe Telecom Inc.	28,860	1,162,148
International Container Terminal Services Inc.	634,920	1,528,157
Jollibee Foods Corp.	440,310	1,807,706
Metro Pacific Investments Corp.	9,129,000	1,031,000
Metropolitan Bank & Trust Co.	328,972	677,586
Philippine Long Distance Telephone Co.	37,740	2,506,684
SM Investments Corp.	124,410	2,464,591
SM Prime Holdings Inc.	5,867,925	2,604,647
Universal Robina Corp.	766,980	2,263,132

		32,049,450

SINGAPORE — 6.74%
Ascendas REIT	1,776,535	3,394,516
CapitaCommercial Trust[a]	1,776,000	2,111,985
CapitaLand Ltd.	2,220,500	5,585,488
CapitaMall Trust Management Ltd.	2,220,800	3,616,734
CapitaMalls Asia Ltd.	1,332,000	2,169,259

131

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2013

Security	Shares	Value

City Developments Ltd.	444,000	$3,687,024
ComfortDelGro Corp. Ltd.	1,776,000	2,756,319
DBS Group Holdings Ltd.	1,546,500	20,871,859
Genting Singapore PLC	5,328,600	6,551,469
Global Logistic Properties Ltd.	2,664,000	6,636,643
Golden Agri-Resources Ltd.	6,660,707	3,222,013
Hutchison Port Holdings Trust[a]	4,884,371	3,565,591
Jardine Cycle & Carriage Ltd.	91,000	2,688,878
Keppel Corp. Ltd.	1,332,600	11,656,960
Keppel Land Ltd.	888,000	2,656,089
Noble Group Ltd.	3,552,364	2,949,921
Olam International Ltd.[a]	1,332,000	1,653,791
Oversea-Chinese Banking Corp. Ltd.	2,220,000	18,614,101
SembCorp Industries Ltd.	888,000	3,808,731
SembCorp Marine Ltd.[a]	888,000	3,221,671
Singapore Airlines Ltd.	444,000	3,733,559
Singapore Exchange Ltd.	888,000	5,254,904
Singapore Press Holdings Ltd.[a]	1,179,000	4,039,787
Singapore Technologies Engineering Ltd.	1,332,000	4,531,818
Singapore Telecommunications Ltd.	7,548,000	23,002,733
StarHub Ltd.	444,000	1,592,937
United Overseas Bank Ltd.	1,131,000	19,002,733
UOL Group Ltd.	444,000	2,358,979
Wilmar International Ltd.	1,776,000	4,954,215
Yangzijiang Shipbuilding	2,220,000	2,111,985

		182,002,692

SOUTH KOREA — 19.68%
AmorePacific Corp.	3,108	2,549,102
AmorePacific Group	2,664	940,531
BS Financial Group Inc.	145,540	2,339,342
Celltrion Inc.[a]	55,056	2,390,129
Cheil Industries Inc.	43,336	3,676,870
Cheil Worldwide Inc.[a,b]	88,800	2,189,130
CJ CheilJedang Corp.	7,104	1,724,516
CJ Corp.	13,764	1,440,305
Coway Co. Ltd.	50,635	2,892,747
Daelim Industrial Co. Ltd.	26,197	2,430,153
Daewoo Engineering & Construction Co. Ltd.[b]	103,400	837,338
Daewoo International Corp.	42,520	1,569,322
Daewoo Securities Co. Ltd.	142,087	1,327,440
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	84,360	2,660,233
DGB Financial Group Inc.	118,690	1,902,173
Dongbu Insurance Co. Ltd.	35,520	1,588,898
Doosan Corp.	7,592	1,016,322
Doosan Heavy Industries & Construction Co. Ltd.	43,647	1,783,736
Doosan Infracore Co. Ltd.[a,b]	88,800	1,272,458
E-Mart Co. Ltd.	22,200	5,315,861
GS Engineering & Construction Corp.	31,089	1,049,245
GS Holdings Corp.	48,072	2,651,154
Halla Visteon Climate Control Corp.[a]	35,840	1,341,360
Hana Financial Group Inc.	246,354	9,498,825
Hankook Tire Co. Ltd.	68,376	4,015,861
Hanwha Chemical Corp.[a]	80,380	1,765,594
Hanwha Corp.	44,700	1,691,921
Hanwha Life Insurance Co. Ltd.	186,480	1,248,181
Hite Jinro Co. Ltd.	26,880	660,122
Hyosung Corp.	21,312	1,438,547
Hyundai Department Store Co. Ltd.	14,216	2,264,911
Hyundai Development Co.[a]	54,240	1,206,754
Hyundai Engineering & Construction Co. Ltd.	63,492	3,645,216
Hyundai Glovis Co. Ltd.	12,268	2,723,652

Security	Shares	Value

Hyundai Heavy Industries Co. Ltd.	37,740	$9,019,175
Hyundai Hysco Co. Ltd.	31,700	1,258,138
Hyundai Marine & Fire Insurance Co. Ltd.	53,280	1,524,438
Hyundai Merchant Marine Co. Ltd.[a,b]	53,287	690,734
Hyundai Mipo Dockyard Co. Ltd.	10,509	1,674,307
Hyundai Mobis Co. Ltd.	61,272	17,299,990
Hyundai Motor Co.	139,416	33,252,178
Hyundai Securities Co. Ltd.	75,480	478,888
Hyundai Steel Co.	51,743	4,268,218
Hyundai Wia Corp.	14,279	2,463,405
Industrial Bank of Korea	133,200	1,538,251
Kangwon Land Inc.	89,310	2,454,288
KB Financial Group Inc.	342,082	13,544,609
KCC Corp.	3,830	1,536,333
Kia Motors Corp.	237,984	13,842,671
Korea Aerospace Industries Ltd.	33,420	882,168
Korea Electric Power Corp.[b]	232,250	6,207,200
Korea Gas Corp.	25,553	1,539,323
Korea Investment Holdings Co. Ltd.	35,520	1,384,635
Korea Zinc Co. Ltd.	7,620	2,226,915
Korean Air Lines Co. Ltd.[b]	25,183	808,373
KT Corp.	31,080	1,026,966
KT&G Corp.	100,188	7,319,887
Kumho Petro Chemical Co. Ltd.[a]	12,914	1,266,138
LG Chem Ltd.	42,205	11,916,472
LG Corp.	85,692	5,065,179
LG Display Co. Ltd.[b]	208,680	4,908,382
LG Electronics Inc.[a]	95,016	6,091,056
LG Household & Health Care Ltd.	8,436	4,382,028
LG Innotek Co. Ltd.[b]	9,768	789,175
LG Uplus Corp.[b]	190,920	2,186,828
Lotte Chemical Corp.[a]	15,757	3,230,872
Lotte Confectionery Co. Ltd.	888	1,522,764
Lotte Shopping Co. Ltd.	9,768	3,706,453
LS Corp.[a]	16,721	1,250,036
LS Industrial Systems Co. Ltd.	14,371	900,939
Mirae Asset Securities Co. Ltd.	22,200	749,243
NAVER Corp.	25,965	14,613,344
NCsoft Corp.	14,068	2,725,406
NHN Entertainment Corp.[b]	11,918	1,275,223
OCI Co. Ltd.[a]	14,652	2,652,071
ORION Corp.	3,145	3,068,654
POSCO	58,608	17,487,091
S-Oil Corp.	41,775	3,052,145
S1 Corp.	17,081	1,019,305
Samsung C&T Corp.	111,444	6,618,875
Samsung Card Co. Ltd.	31,088	1,151,787
Samsung Electro-Mechanics Co. Ltd.	53,724	4,127,745
Samsung Electronics Co. Ltd.	99,900	137,971,718
Samsung Engineering Co. Ltd.	27,084	1,907,306
Samsung Fire & Marine Insurance Co. Ltd.	31,524	7,370,212
Samsung Heavy Industries Co. Ltd.	140,800	5,170,078
Samsung Life Insurance Co. Ltd.	53,724	5,292,631
Samsung SDI Co. Ltd.	31,080	5,186,104
Samsung Securities Co. Ltd.	53,280	2,363,256
Samsung Techwin Co. Ltd.[a]	34,832	1,901,271
Shinhan Financial Group Co. Ltd.	386,190	16,874,765
Shinsegae Co. Ltd.	6,492	1,637,153
SK C&C Co. Ltd.	20,673	2,231,495
SK Holdings Co. Ltd.	23,532	4,270,478
SK Hynix Inc.[b]	470,640	14,175,770
SK Innovation Co. Ltd.	54,612	7,671,165
SK Networks Co. Ltd.	118,660	745,016

132

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2013

Security	Shares	Value

SK Telecom Co. Ltd.	8,880	$1,900,316
Woori Finance Holdings Co. Ltd.	315,240	3,744,543
Woori Investment & Securities Co. Ltd.	102,129	1,078,336
Yuhan Corp.	6,660	1,174,094

		531,711,957

TAIWAN — 14.79%
Acer Inc.[b]	2,265,000	1,480,216
Advanced Semiconductor Engineering Inc.	5,772,863	5,668,820
Advantech Co. Ltd.	214,000	1,373,032
Asia Cement Corp.	1,808,597	2,453,159
ASUSTeK Computer Inc.	586,100	4,488,589
AU Optronics Corp.[b]	7,992,580	2,647,009
Catcher Technology Co. Ltd.	444,000	2,584,251
Cathay Financial Holding Co. Ltd.	7,182,117	10,829,585
Chailease Holding Co. Ltd.	867,800	2,108,985
Chang Hwa Commercial Bank Ltd.	4,573,575	2,739,833
Cheng Shin Rubber Industry Co. Ltd.	1,521,303	4,059,639
Cheng Uei Precision Industry Co. Ltd.	448,383	940,125
Chicony Electronics Co. Ltd.	449,157	1,117,561
China Airlines Ltd.[b]	2,664,330	965,813
China Development Financial Holding Corp.	12,432,734	3,711,264
China Life Insurance Co. Ltd.	2,014,054	1,974,327
China Motor Co. Ltd.	446,000	426,576
China Petrochemical Development Corp.	1,567,965	787,198
China Steel Corp.	10,328,436	8,982,166
Chunghwa Telecom Co. Ltd.	3,552,110	11,437,554
Clevo Co.	471,228	1,002,459
Compal Electronics Inc.	3,996,000	3,128,304
CTBC Financial Holding Co. Ltd.	12,335,675	8,355,484
CTCI Corp.	444,000	776,787
Delta Electronics Inc.	1,776,000	9,218,673
E.Sun Financial Holding Co. Ltd.	4,374,834	2,926,036
Eclat Textile Co. Ltd.	135,000	1,486,496
Epistar Corp.	888,000	1,544,506
EVA Airways Corp.[b]	1,332,400	741,495
Evergreen Marine Corp. Ltd.[b]	1,360,095	800,886
Far Eastern Department Stores Ltd.	940,724	1,011,824
Far Eastern New Century Corp.	2,712,748	3,116,297
Far EasTone Telecommunications Co. Ltd.	1,332,000	3,060,297
Farglory Land Development Co. Ltd.	444,000	814,568
Feng Hsin Iron & Steel Co. Ltd.	444,000	810,034
First Financial Holding Co. Ltd.	6,598,951	4,087,915
Formosa Chemicals & Fibre Corp.	2,881,740	8,327,566
Formosa International Hotels Corp.	26,983	324,665
Formosa Petrochemical Corp.	888,000	2,393,832
Formosa Plastics Corp.	3,686,400	10,012,925
Formosa Taffeta Co. Ltd.	444,000	552,365
Foxconn Technology Co. Ltd.	888,001	2,230,619
Fubon Financial Holding Co. Ltd.	6,216,111	9,097,935
Giant Manufacturing Co. Ltd.	214,000	1,606,120
Hermes Microvision Inc.	20,000	654,198
Highwealth Construction Corp.	270,400	583,514
Hiwin Technologies Corp.	122,868	970,247
Hon Hai Precision Industry Co. Ltd.	10,212,033	25,895,487
Hotai Motor Co. Ltd.	209,000	2,489,831
HTC Corp.	646,450	3,179,497
Hua Nan Financial Holdings Co. Ltd.	4,933,095	2,921,624
Innolux Corp.[b]	6,216,925	2,465,228
Inventec Corp.	2,018,460	1,806,889
Kinsus Interconnect Technology Corp.	444,000	1,586,821
Largan Precision Co. Ltd.	85,000	2,893,174

Security	Shares	Value

LCY Chemical Corp.	444,969	$587,648
Lite-On Technology Corp.	1,785,092	3,123,053
MediaTek Inc.	1,100,000	15,051,311
Mega Financial Holding Co. Ltd.	7,992,524	6,909,924
Merida Industry Co. Ltd.	140,000	1,062,646
MStar Semiconductor Inc.	150,367	1,553,341
Nan Kang Rubber Tire Co. Ltd.	444,266	570,842
Nan Ya Plastics Corp.	4,440,000	10,125,428
Novatek Microelectronics Corp. Ltd.	444,000	1,760,615
Pegatron Corp.	1,332,000	1,854,313
Phison Electronics Corp.	86,000	620,569
Pou Chen Corp.	1,776,000	2,164,121
Powertech Technology Inc.	444,200	801,327
President Chain Store Corp.	444,000	3,234,092
Quanta Computer Inc.	2,220,000	5,266,734
Radiant Opto-Electronics Corp.	467,167	1,749,123
Realtek Semiconductor Corp.	452,642	1,053,820
Ruentex Development Co. Ltd.	494,237	1,034,584
Ruentex Industries Ltd.	455,855	1,176,120
ScinoPharm Taiwan Ltd.	444,800	1,483,701
Shin Kong Financial Holding Co. Ltd.	5,590,363	1,940,867
Siliconware Precision Industries Co. Ltd.	2,664,575	3,237,813
Simplo Technology Co. Ltd.	250,550	1,232,304
SinoPac Financial Holdings Co. Ltd.	6,230,870	3,075,192
Standard Foods Corp.	240,994	738,251
Synnex Technology International Corp.	1,113,000	1,778,633
Taishin Financial Holdings Co. Ltd.	6,660,630	3,366,645
Taiwan Business Bank Ltd.[b]	2,880,530	884,371
Taiwan Cement Corp.	3,108,000	4,522,439
Taiwan Cooperative Financial Holding Co. Ltd.	5,162,142	2,899,142
Taiwan Fertilizer Co. Ltd.	444,000	1,057,880
Taiwan Glass Industry Corp.	918,780	930,367
Taiwan Mobile Co. Ltd.	1,332,000	4,556,442
Taiwan Semiconductor Manufacturing Co. Ltd.	22,200,670	82,743,864
Teco Electric and Machinery Co. Ltd.	1,776,000	1,895,117
TPK Holding Co. Ltd.	212,974	1,496,933
Transcend Information Inc.	137,000	432,737
Tripod Technology Corp.	444,540	879,109
TSRC Corp.	444,110	820,816
U-Ming Marine Transport Corp.	444,000	730,693
Uni-President Enterprises Co.	4,049,298	7,718,330
Unimicron Technology Corp.	1,127,000	891,872
United Microelectronics Corp.	11,544,000	4,891,942
Vanguard International Semiconductor Corp.	454,000	491,404
Walsin Lihwa Corp.[b]	3,108,000	963,729
Wan Hai Lines Ltd.	888,100	479,123
Wintek Corp.[b]	0	—
Wistron Corp.	1,860,313	1,747,635
WPG Holdings Co. Ltd.	1,332,240	1,623,383
Yang Ming Marine Transport Corp.[b]	1,363,300	605,561
Yuanta Financial Holding Co. Ltd.	7,992,858	4,352,890
Yulon Motor Co. Ltd.	888,000	1,568,686
Zhen Ding Technology Holding Ltd.	87,097	204,554

		399,592,336

THAILAND — 3.25%
Advanced Information Service PCL NVDR	932,400	7,638,940
Airports of Thailand PCL NVDR	399,600	2,721,773
Bangkok Bank PCL Foreign	843,600	5,583,345
Bangkok Bank PCL NVDR	550,525	3,643,635
Bangkok Dusit Medical Services PCL NVDR	266,400	1,146,911
Bank of Ayudhya PCL NVDR	2,137,900	2,627,299

133

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2013

Security	Shares	Value

Banpu PCL NVDR	888,000	$827,373
BEC World PCL NVDR[a]	916,300	1,714,843
Central Pattana PCL NVDR	1,198,800	1,848,752
Charoen Pokphand Foods PCL NVDR	2,443,500	1,907,696
CP All PCL NVDR	3,979,400	5,018,199
Glow Energy PCL NVDR	474,100	1,108,137
Home Product Center PCL NVDR[a]	2,693,600	1,003,880
Indorama Ventures PCL NVDR	1,266,700	1,017,430
IRPC PCL NVDR	9,431,100	1,084,766
Kasikornbank PCL Foreign	1,065,600	6,641,812
Kasikornbank PCL NVDR	621,675	3,794,964
Krung Thai Bank PCL NVDR	3,165,175	2,064,355
Minor International PCL NVDR	1,420,800	1,266,737
PTT Exploration & Production PCL NVDR	1,258,484	6,812,998
PTT Global Chemical PCL NVDR	1,483,176	3,740,701
PTT PCL NVDR	754,800	7,687,441
Siam Cement PCL Foreign (The)	266,400	3,765,976
Siam Cement PCL NVDR (The)[a]	133,200	1,831,634
Siam Commercial Bank PCL NVDR	1,602,800	8,471,023
Thai Oil PCL NVDR	757,000	1,532,241
True Corp. PCL NVDR[b]	4,750,800	1,350,830

		87,853,691

TOTAL COMMON STOCKS
(Cost: $2,477,460,711)		2,670,810,974

PREFERRED STOCKS — 0.93%

SOUTH KOREA — 0.93%
Hyundai Motor Co. Ltd.	21,627	2,354,861
Hyundai Motor Co. Ltd. Series 2	34,188	3,867,603
LG Chem Ltd.	6,216	788,171
Samsung Electronics Co. Ltd.	18,648	18,001,934

		25,012,569

TOTAL PREFERRED STOCKS
(Cost: $15,743,381)		25,012,569

RIGHTS — 0.00%

HONG KONG — 0.00%
New Hotel[b]	44,000	—

		—

SOUTH KOREA — 0.00%
Hyundai Merchant Marine Co. Ltd.[b]	3,910	—

		—

TOTAL RIGHTS
(Cost: $0)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.83%

MONEY MARKET FUNDS — 2.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	70,202,652	$70,202,652
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	4,079,965	4,079,965
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,295,371	2,295,371

		76,577,988

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,577,988)		76,577,988

TOTAL INVESTMENTS IN SECURITIES — 102.62%
(Cost: $2,569,782,080)		2,772,401,531
Other Assets, Less Liabilities — (2.62)%		(70,904,554)

NET ASSETS — 100.00%		$2,701,496,977

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

134

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.65%

CHINA — 19.62%
Ajisen (China) Holdings Ltd.	6,000	$6,298
Anton Oilfield Services Group[a]	20,000	12,640
Anxin-China Holdings Ltd.	32,000	10,360
Asian Citrus Holdings Ltd.	14,000	5,291
Baoye Group Co. Ltd. Class H	12,000	8,683
Beijing Capital Land Ltd. Class H	24,000	8,637
Beijing Enterprises Water Group Ltd.	40,000	17,799
Billion Industrial Holdings Ltd.[a]	12,000	6,532
BYD Electronic International Co. Ltd.[b]	9,000	4,214
C C Land Holdings Ltd.	16,000	4,313
China Aerospace International Holdings Ltd.	88,000	10,102
China Aoyuan Property Group Ltd.	48,000	9,844
China Datang Corp. Renewable Power Co. Ltd. Class H	30,000	6,075
China Dongxiang (Group) Co. Ltd.	62,000	9,676
China High Speed Transmission Equipment Group Co. Ltd.[b]	20,000	10,731
China Lilang Ltd.	10,000	6,462
China Lumena New Materials Corp.[a]	56,000	11,918
China Medical System Holdings Ltd.	16,000	14,384
China Metal Recycling Holdings Ltd.[a,b,c]	4,200	—
China Modern Dairy Holdings Ltd.[b]	24,000	11,175
China Oil and Gas Group Ltd.	80,000	12,795
China Power International Development Ltd.[a]	26,000	10,195
China Power New Energy Development Co. Ltd.[b]	120,000	6,114
China Precious Metal Resources Holdings Co. Ltd.[a,b]	40,000	6,449
China Properties Group Ltd.[b]	22,000	5,675
China Rare Earth Holdings Ltd.[b]	28,000	4,298
China Resources and Transportation Group Ltd.[a,b]	200,000	11,608
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	49,000	5,878
China Sanjiang Fine Chemicals Co. Ltd.	14,000	6,194
China SCE Property Holdings Ltd.	36,000	8,265
China Shineway Pharmaceutical Group Ltd.	6,000	9,287
China Singyes Solar Technologies Holdings Ltd.	6,000	6,508
China South City Holdings Ltd.	44,000	13,677
China Starch Holdings Ltd.	100,000	2,876
China Suntien Green Energy Corp. Ltd. Class H	34,000	11,884
China Travel International Investment Hong Kong Ltd.	36,000	6,965
China Vanadium Titano-Magnetite Mining Co. Ltd.[b]	22,000	3,433
China Water Affairs Group Ltd.	20,000	7,507
China Wireless Technologies Ltd.	24,000	8,977
China Yongda Automobiles Services Holdings Ltd.	6,000	5,673
China Yurun Food Group Ltd.[a,b]	16,000	10,607
China ZhengTong Auto Services Holdings Ltd.[b]	13,000	9,054
CIMC Enric Holdings Ltd.	8,000	11,268
CITIC Resources Holdings Ltd.[b]	52,000	7,311
Comba Telecom Systems Holdings Ltd.[a,b]	15,000	4,953
Cosco International Holdings Ltd.	16,000	6,913
CSPC Pharmaceutical Group Ltd.	16,000	9,968
Digital China Holdings Ltd.	10,000	13,130
Dongyue Group Ltd.	20,000	9,441
Fantasia Holdings Group Co. Ltd.	36,000	6,176
First Tractor Co. Ltd. Class H	8,000	5,716
Fufeng Group Ltd.	21,600	9,166
Glorious Property Holdings Ltd.[b]	44,000	7,037
Golden Meditech Holdings Ltd.	56,000	6,717
Goldlion Holdings Ltd.	14,000	6,826
Greenland Hong Kong Holdings Ltd.	6,000	4,241

Security	Shares	Value

Guangdong Land Holdings Ltd.	16,000	$4,272
Haitian International Holdings Ltd.	8,000	19,275
Hanergy Solar Group Ltd.[a,b]	148,000	25,198
Harbin Electric Co. Ltd. Class H	8,000	5,025
Henderson Investment Ltd.	102,000	8,025
Hengdeli Holdings Ltd.	26,400	6,265
Hidili Industry International Development Ltd.[b]	30,000	4,992
Hilong Holding Ltd.	4,000	2,662
HKC (Holdings) Ltd.	158,000	5,502
Honghua Group Ltd.[a]	18,000	5,479
Hopewell Highway Infrastructure Ltd.	11,000	5,420
Hopson Development Holdings Ltd.[b]	8,000	9,834
Hosa International Ltd.[a]	12,000	4,458
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	35,200	8,127
Huabao International Holdings Ltd.	24,000	10,525
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	36,000	9,983
Interchina Holdings Co. Ltd.[b]	100,000	7,094
Ju Teng International Holdings Ltd.	16,000	11,639
Kai Yuan Holdings Ltd.[b]	240,000	5,882
Kaisa Group Holdings Ltd.[b]	20,000	6,088
Kingboard Laminates Holdings Ltd.	16,000	6,583
Kingdee International Software Group Co. Ltd.[b]	28,000	9,029
Kingsoft Corp. Ltd.	10,000	24,842
KWG Property Holdings Ltd.	15,000	9,712
Li Ning Co. Ltd.[b]	13,000	11,905
Lianhua Supermarket Holdings Co. Ltd. Class H	8,000	5,128
Lijun International Pharmaceutical (Holding) Co. Ltd.	24,000	6,501
Lonking Holdings Ltd.[b]	22,000	4,483
Magic Holdings International Ltd.	6,000	4,736
Maoye International Holdings Ltd.	14,000	2,709
Minth Group Ltd.	8,000	16,757
NetDragon Websoft Inc.[a]	3,000	6,911
New World Department Store China Ltd.[a]	12,000	6,950
North Mining Shares Co. Ltd.[b]	120,000	5,340
NVC Lighting Holdings Ltd.	22,000	5,363
Pacific Online Ltd.	20,000	9,338
Phoenix Satellite Television Holdings Ltd.	20,000	7,042
Ports Design Ltd.	8,000	5,964
Qingling Motors Co. Ltd. Class H	28,000	8,595
Real Nutriceutical Group Ltd.	16,000	4,148
Renhe Commercial Holdings Co. Ltd.[b]	148,000	8,304
REXLot Holdings Ltd.	100,000	8,771
Road King Infrastructure Ltd.	10,000	10,073
Sany Heavy Equipment International Holdings Co. Ltd.[a]	18,000	5,201
Semiconductor Manufacturing International Corp.[a,b]	254,000	19,002
Shanghai Youngsun Investment Co. Ltd. Class Bb	4,800	5,078
Shenguan Holdings Group Ltd.	12,000	5,355
Shenzhen Expressway Co. Ltd. Class H	20,000	8,410
Shenzhen International Holdings Ltd.	115,000	14,091
Shenzhen Investment Ltd.	36,000	14,394
Sino Oil And Gas Holdings Ltd.[a,b]	140,000	3,828
Sinofert Holdings Ltd.	32,000	5,201
Sinolink Worldwide Holdings Ltd.[b]	96,000	9,410
Sinopec Kantons Holdings Ltd.	16,000	14,590
Sinotrans Ltd. Class H	46,000	11,332
Sinotrans Shipping Ltd.	30,000	9,867
Skyworth Digital Holdings Ltd.	20,000	9,699
SRE Group Ltd.[b]	136,000	4,912
Sunac China Holdings Ltd.	24,000	16,654
Sunny Optical Technology Group Co Ltd.[a]	8,000	7,749
Tech Pro Technology Development Ltd.[b]	20,000	9,674
Texhong Textile Group Ltd.	4,000	7,017
Tianjin Port Development Holdings Ltd.[a]	28,000	4,876

135

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

Tianneng Power International Ltd.	12,000	$4,535
Tibet 5100 Water Resources Holdings Ltd.	24,000	9,318
Tong Ren Tang Technologies Co. Ltd. Class H	4,000	12,124
Towngas China Co. Ltd.	12,000	11,825
Travelsky Technology Ltd. Class H	12,000	10,262
Trony Solar Holdings Co. Ltd.[b,c]	94,000	1,910
Vinda International Holdings Ltd.	6,000	8,513
VODone Ltd.[b]	72,000	6,222
West China Cement Ltd.	40,000	5,985
Wison Engineering Services Co. Ltd.	16,000	4,086
Xiamen International Port Co. Ltd. Class H	64,000	8,668
Xingda International Holdings Ltd.	12,000	7,290
Xinhua Winshare Publishing and Media Co. Ltd. Class H	14,000	8,216
XTEP International Holdings Ltd.[a]	15,000	7,391
Yanchang Petroleum International Ltd.[b]	65,000	2,850
Yip’s Chemical Holdings Ltd.	8,000	6,728
Yuexiu Real Estate Investment Trust	30,000	15,091
Yuexiu Transport Infrastructure Ltd.	8,000	4,210

		1,134,409

HONG KONG — 10.28%
Brightoil Petroleum (Holdings) Ltd.[b]	34,000	5,833
Cafe de Coral Holdings Ltd.	4,000	13,724
Champion REIT	32,000	14,281
China Financial International Investments Ltd.[b]	100,000	4,966
Chow Sang Sang Holdings International Ltd.[a]	4,000	12,975
CSI Properties Ltd.	146,000	5,084
CST Mining Group Ltd.[b]	464,000	5,386
Dah Sing Banking Group Ltd.	7,200	13,577
Dah Sing Financial Holdings Ltd.	2,400	14,936
Emperor Watch & Jewellery Ltd.	40,000	3,199
Esprit Holdings Ltd.	23,200	42,611
FIH Mobile Ltd.[b]	26,000	14,655
G-Resources Group Ltd.[b]	302,400	9,049
Giordano International Ltd.	16,000	15,003
Great Eagle Holdings Ltd.	4,000	14,240
HKR International Ltd.	16,000	7,821
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	8,771
Johnson Electric Holdings Ltd.	19,000	13,675
K. Wah International Holdings Ltd.	16,000	8,771
Kowloon Development Co. Ltd.	8,000	9,885
Luk Fook Holdings International Ltd.	4,000	14,291
Melco International Development Ltd.[a]	10,000	31,407
Midland Holdings Ltd.	12,000	4,891
Newocean Energy Holdings Ltd.	12,000	7,305
Pacific Basin Shipping Ltd.	20,000	14,317
Pacific Textile Holdings Ltd.	8,000	10,979
Pico Far East Holdings Ltd.	16,000	5,056
Prosperity REIT	26,000	7,814
Regal Hotels International Holdings Ltd.	16,000	8,729
Regal REIT	24,000	7,120
Sa Sa International Holdings Ltd.	12,000	13,094
Shun Tak Holdings Ltd.	20,000	11,582
Silver Base Group Holdings Ltd.[a,b]	12,525	2,084
Singamas Container Holdings Ltd.	28,000	6,537
SITC International Holdings Co. Ltd.	12,000	5,077
SmarTone Telecommunications Holding Ltd.[a]	4,000	5,273
SOCAM Development Ltd.[a]	8,000	9,524
Stella International Holdings Ltd.	5,000	12,318
Sunlight REIT[a]	18,000	7,104
Techtronic Industries Co. Ltd.	15,000	37,727
Television Broadcasts Ltd.	3,808	22,274

Security	Shares	Value

Texwinca Holdings Ltd.	8,000	$8,183
Trinity Ltd.	12,000	4,489
Truly International Holdings Ltd.	20,000	12,692
Value Partners Group Ltd.	8,000	4,860
VTech Holdings Ltd.	2,000	28,711
Wing Hang Bank Ltd.	2,000	28,453
Xinyi Glass Holdings Co. Ltd.	24,000	23,774

		594,107

INDIA — 5.15%
Amtek Auto Ltd.	3,778	3,990
Arvind Ltd.	2,920	5,044
Ashok Leyland Ltd.	18,280	5,116
Aurobindo Pharma Ltd.	1,528	5,388
Bajaj Finance Ltd.	562	12,373
Bata India Ltd.	378	5,622
Bharat Forge Ltd.	1,152	5,611
Biocon Ltd.	1,272	7,163
Britannia Industries Ltd.	672	10,274
Century Textiles & Industries Ltd.	1,068	4,794
CESC Ltd.	1,144	6,932
Chambal Fertilizers & Chemicals Ltd.	5,078	2,855
Emami Ltd.	1,071	8,676
Financial Technologies (India) Ltd.	398	1,123
Gateway Distriparks Ltd.	2,662	4,925
Gitanjali Gems Ltd.[b]	996	1,047
Godrej Industries Ltd.	1,550	7,473
Gujarat Gas Co. Ltd.	1,134	5,335
Havells India Ltd.	936	11,265
Hexaware Technologies Ltd.	2,912	6,300
Housing Development & Infrastructure Ltd.[b]	4,994	3,458
IFCI Ltd.	13,038	5,124
Indiabulls Housing Finance Ltd.	2,614	9,094
Indiabulls Real Estate Ltd.	7,762	7,913
Indian Hotels Co. Ltd.	11,294	9,033
Indraprastha Gas Ltd.	1,398	6,380
Jammu & Kashmir Bank Ltd.	494	10,482
Jindal Saw Ltd.	2,842	2,217
Jubilant Foodworks Ltd.[b]	394	7,629
Karnataka Bank Ltd.	2,492	4,108
Lanco Infratech Ltd.[b]	20,352	2,020
Maharashtra Seamless Ltd.	2,104	5,433
Manappuram Finance Ltd.	9,732	2,534
MAX India Ltd.	2,424	7,455
McLeod Russel India Ltd.	1,074	4,792
MindTree Ltd.	472	10,632
Punj Lloyd Ltd.[b]	5,892	2,704
Rajesh Exports Ltd.	2,792	4,361
Raymond Ltd.	978	4,272
Redington India Ltd.	4,453	4,453
Rolta India Ltd.	5,586	5,699
Ruchi Soya Industries Ltd.	3,996	2,266
Shree Renuka Sugars Ltd.	10,962	4,004
Sintex Industries Ltd.	6,210	3,330
Tata Global Beverages Ltd.	5,458	14,565
Thermax Ltd.	710	7,366
Torrent Pharmaceuticals Ltd.	952	6,994
TV18 Broadcast Ltd.[b]	9,536	3,608
UPL Ltd.	3,816	10,214
Voltas Ltd.	3,030	4,395

		297,841

136

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

INDONESIA — 4.21%
PT ACE Hardware Indonesia Tbk	88,000	$4,762
PT Agis Tbk[b]	94,000	3,753
PT AKR Corporindo Tbk	20,000	8,605
PT Alam Sutera Realty Tbk	132,000	7,143
PT Aneka Tambang (Persero) Tbk	43,000	6,103
PT Arwana Citramulia Tbk	80,000	6,387
PT Bakrie and Brothers Tbk[b]	1,499,498	6,651
PT Bank Bukopin Tbk	90,000	5,190
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	59,000	4,763
PT Bank Tabungan Negara (Persero) Tbk	51,263	4,411
PT Benakat Petroleum Energy Tbk[b]	331,000	3,494
PT Borneo Lumbung Energi & Metal Tbk[b]	83,000	1,620
PT Bumi Resources Minerals Tbk[b]	161,000	3,356
PT BW Plantation Tbk	40,000	3,300
PT Ciputra Development Tbk	140,000	12,792
PT Ciputra Property Tbk	47,000	3,294
PT Citra Marga Nusaphala Persada Tbk[b]	29,000	8,168
PT Energi Mega Persada Tbk[b]	622,000	4,414
PT Erajaya Swasembada Tbk[b]	21,000	2,534
PT Gajah Tunggal Tbk	24,000	4,897
PT Garuda Indonesia (Persero) Tbk[b]	91,000	3,956
PT Holcim Indonesia Tbk	25,000	5,711
PT Indika Energy Tbk	38,000	2,629
PT Japfa Comfeed Indonesia Tbk	65,000	8,073
PT Kawasan Industri Jababeka Tbk	315,778	6,863
PT Lippo Cikarang Tbk[b]	6,000	3,593
PT Medco Energi Internasional Tbk	35,000	7,607
PT Mitra Adiperkasa Tbk	10,000	4,790
PT MNC Investama Tbk	322,000	9,998
PT MNC Sky Vision Tbk[b]	21,000	4,331
PT Modernland Realty Tbk[b]	65,456	4,704
PT Nippon Indosari Corpindo Tbk	7,000	3,850
PT Pakuwon Jati Tbk	256,000	7,040
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	38,000	5,394
PT Ramayana Lestari Sentosa Tbk	56,000	6,111
PT Sentul City Tbk[b]	300,000	5,722
PT Sugih Energy Tbk[b]	144,000	5,876
PT Summarecon Agung Tbk	118,000	10,991
PT Surya Semesta Internusa Tbk	49,292	3,498
PT Tempo Scan Pacific Tbk	11,999	4,151
PT Timah (Persero) Tbk	45,000	6,467
PT Trada Maritime Tbk[b]	72,000	9,709
PT Wijaya Karya (Persero) Tbk	39,000	6,643

		243,344

MALAYSIA — 5.59%
Aeon Credit Service M Bhd	1,660	8,543
Affin Holdings Bhd	3,400	4,590
CapitaMalls Malaysia Trust Bhd	11,600	5,551
Carlsberg Brewery Malaysia Bhd	1,600	6,490
Dialog Group Bhd	17,800	15,512
DRB-Hicom Bhd	9,200	7,405
Hai-O Enterprise Bhd	9,200	8,134
HAP Seng Consolidated Bhd	11,600	9,006
Hartalega Holdings Bhd	4,200	9,623
IGB Corp. Bhd	8,800	7,418
IJM Land Bhd	8,000	7,099
IJM Plantations Bhd	5,400	5,545
Kian Joo Can Factory Bhd	7,200	7,233
KNM Group Bhd[b]	28,200	3,664

Security	Shares	Value

Kossan Rubber Industries Bhd	5,800	$11,745
KPJ Healthcare Bhd	6,000	11,599
Magnum Bhd	9,800	10,280
Malaysia Building Society Bhd	8,200	7,276
Malaysian Airline System Bhd[b]	90,000	9,697
Malaysian Resources Corp. Bhd	25,200	11,420
Media Prima Bhd	10,200	8,534
Naim Holdings Bhd	5,800	7,113
OSK Holdings Bhd	13,000	6,756
Pavilion Real Estate Investment Trust Bhd	15,400	6,588
POS Malaysia Bhd	6,000	10,857
QL Resources Bhd	5,800	7,279
Sarawak Oil Palms Bhd	2,800	5,147
Scomi Group Bhd[b]	32,200	3,878
Sunway Bhd	11,733	10,374
Sunway Real Estate Investment Trust Bhd	20,000	8,430
Supermax Corp. Bhd	9,400	7,864
TA Enterprise Bhd	35,800	8,225
TAN Chong Motor Holdings Bhd	4,200	8,385
TIME dotCom Bhd[b]	6,000	7,701
Top Glove Corp. Bhd	4,200	7,600
TSH Resources Bhd	7,800	6,229
Uchi Technologies Bhd	16,600	7,628
United Malacca Bhd	4,200	9,596
Wah Seong Corp. Bhd	10,494	5,653
WCT Holdings Bhd	14,875	11,549

		323,216

PHILIPPINES — 1.10%
Belle Corp.[b]	56,000	6,752
Cebu Air Inc.	4,300	5,249
Filinvest Land Inc.	198,000	7,378
First Gen Corp.	13,600	5,061
First Philippine Holdings Corp.	1,440	2,316
Lopez Holdings Corp.	50,000	5,589
Manila Water Co. Inc.	9,400	5,439
Nickel Asia Corp.	13,650	5,130
Philex Petroleum Corp.[b]	8,000	1,622
Philippine National Bank[b]	3,652	8,143
PhilWeb Corp.	15,000	3,468
Vista Land & Lifescapes Inc.	60,000	7,665

		63,812

SINGAPORE — 8.79%
AIMS AMP Capital Industrial REIT	8,000	10,223
ARA Asset Management Ltd.[a]	6,600	9,764
Ascendas India Trust	10,000	5,160
Ascott Residence Trust	6,000	6,337
Asiasons Capital Ltd.[a,b]	12,000	1,577
Biosensors International Group Ltd.[a]	8,000	6,063
Blumont Group Ltd.[b]	18,000	1,698
Boustead Singapore Ltd.	8,000	9,707
Cache Logistics Trust	10,000	9,634
Cambridge Industrial Trust	20,000	11,287
CapitaRetail China Trust	6,000	6,748
CDL Hospitality Trusts	8,000	10,739
COSCO Corp. (Singapore) Ltd.[a]	8,000	5,063
CSE Global Ltd.[a]	10,000	7,619
Ezion Holdings Ltd.	10,000	18,059
Ezra Holdings Ltd.[a,b]	8,000	8,643
First REIT	10,000	8,949

137

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

First Resources Ltd.	4,000	$6,289
Frasers Centrepoint Trust	6,000	8,973
Frasers Commercial Trust	10,000	10,400
GMG Global Ltd.	62,000	5,049
Hyflux Ltd.	6,000	5,611
Indofood Agri Resources Ltd.	6,000	4,402
K-Green Trust	16,000	13,222
Keppel REIT Management Ltd.	8,000	7,804
LionGold Corp. Ltd.[b]	8,000	1,290
Lippo Malls Indonesia Retail Trust	22,000	7,982
M1 Ltd.	4,000	10,997
Mapletree Commercial Trust	10,000	10,158
Mapletree Industrial Trust	12,000	13,399
Mapletree Logistics Trust	12,000	10,594
Midas Holdings Ltd.	22,000	8,868
Neptune Orient Lines Ltd.[a,b]	10,000	8,546
OSIM International Ltd.[a]	2,000	3,402
OUE Ltd.[a]	4,000	7,804
Parkway Life REIT	4,000	7,837
Perennial China Retail Trust	16,000	6,966
Raffles Education Corp. Ltd.[b]	26,200	6,337
Raffles Medical Group Ltd.	4,000	10,287
Sabana Shari’ah Compliant Industrial REIT	10,000	8,788
SATS Ltd.	8,000	21,929
Singapore Post Ltd.	14,000	14,786
SMRT Corp. Ltd.	8,000	8,385
Sound Global Ltd.[a,b]	14,000	7,901
Stamford Land Corp. Ltd.	14,000	6,434
Starhill Global REIT	16,000	10,449
Suntec REIT	22,000	30,419
Super Group Ltd.	4,000	13,577
Tat Hong Holdings Ltd.[a]	4,000	3,015
Tiger Airways Holdings Ltd.[b]	14,400	6,037
United Engineers Ltd.	4,000	5,966
Vard Holdings Ltd.[b]	6,000	4,257
Venture Corp. Ltd.	4,000	25,090
Wheelock Properties Ltd.	2,000	2,741
Wing Tai Holdings Ltd.	6,000	10,691
Yanlord Land Group Ltd.	8,000	7,965
Yoma Strategic Holdings Ltd.	10,000	6,168

		508,085

SOUTH KOREA — 18.37%
3S Korea Co. Ltd.[b]	524	2,806
Able C&C Co. Ltd.	112	3,294
Agabang & Co.	498	2,620
Ahnlab Inc.	102	5,221
Asiana Airlines Inc.[b]	1,280	6,082
Binggrae Co. Ltd.	80	6,750
Capro Corp.	480	3,516
Chabio & Diostech Co. Ltd.[b]	772	7,496
Chong Kun Dang Pharm Corp.	180	13,524
CJ CGV Co. Ltd.	260	12,243
CJ E&M Corp.[b]	246	8,511
CJ O Shopping Co. Ltd.	40	13,349
CNK International Co. Ltd.[a,b]	1,074	5,326
Com2uS Corp.[b]	100	2,121
Cosmax Inc.	180	8,841
CTCBIO Inc.[b]	236	4,783
Daeduck Electronics Co.	660	5,818
Daesang Corp.	280	9,160
Daishin Securities Co. Ltd.	840	7,008

Security	Shares	Value

Daou Technology Inc.	520	$7,133
Daum Communications Corp.	150	12,515
Dong-A Socio Holdings Co. Ltd.	62	8,826
Dong-A ST Co. Ltd.[b]	66	7,746
Dongsuh Companies Inc.	432	11,322
Dongwon Industries Co. Ltd.	16	4,284
Dongyang Mechatronics Corp.	540	6,160
Doosan Engine Co. Ltd.[a,b]	680	6,052
Duksan Hi-Metal Co. Ltd.[b]	314	6,202
EG Corp.	116	2,275
EO Technics Co. Ltd.	204	8,308
Eugene Technology Co. Ltd.	442	6,792
Fila Korea Ltd.	128	8,664
Foosung Co. Ltd.[b]	1,100	4,158
Gamevil Inc.[b]	70	3,346
GemVax & Kael Co. Ltd.[b]	280	5,081
Grand Korea Leisure Co. Ltd.	400	14,593
Green Cross Corp.	72	8,892
Green Cross Holdings Corp.	520	6,471
GS Home Shopping Inc.	58	13,374
Hana Tour Service Inc.	160	10,423
Hanall Biopharma Co. Ltd.[b]	600	3,518
Hancom Inc.	370	6,523
Handsome Co. Ltd.	260	7,451
Hanil E-Wha Co. Ltd.	760	15,762
Hanjin Heavy Industries & Construction Co. Ltd.[b]	680	7,885
Hanjin Shipping Co. Ltd.[b]	1,140	8,329
Hanmi Pharm Co. Ltd.[b]	88	10,702
Hansol Paper Co.	780	9,045
Hotel Shilla Co. Ltd.	424	27,381
Huchems Fine Chemical Corp.	340	7,661
Hyundai Corp.	320	10,016
Hyundai Greenfood Co. Ltd.	580	9,241
Hyundai Home Shopping Network Corp.	60	9,503
ICD Co. Ltd.[b]	440	4,708
Ilyang Pharmaceutical Co. Ltd.	280	7,457
iMarketKorea Inc.	280	6,665
Interflex Co. Ltd.[b]	117	3,496
ISU Chemical Co. Ltd.	320	4,978
IsuPetasys Co. Ltd.	760	5,051
JB Financial Group Co. Ltd.[b]	1,620	11,088
JoyCity Corp.	186	3,183
Jusung Engineering Co. Ltd.[a,b]	1,212	6,478
KEPCO Plant Service & Engineering Co. Ltd.	160	8,115
KIWOOM Securities Co. Ltd.	172	9,015
Koh Young Technology Inc.	120	3,580
Kolao Holdings	340	9,952
Kolon Industries Inc.	208	11,628
Komipharm International Co. Ltd.[b]	726	4,907
Korea Kolmar Co. Ltd.	220	4,749
Korea Petrochemical Industrial Co. Ltd.[b]	89	6,251
Korean Reinsurance Co.	980	10,994
KT Skylife Co. Ltd.	280	7,417
Kumho Tire Co. Inc.[b]	740	8,650
Kyobo Securities Co. Ltd.	1,680	7,214
LG Fashion Corp.	260	7,966
LG Hausys Ltd.	106	12,841
LG International Corp.	380	10,675
LG Life Sciences Ltd.[b]	180	7,975
LIG Insurance Co. Ltd.	500	12,444
Lock & Lock Co. Ltd.	280	7,299
Lotte Chilsung Beverage Co. Ltd.	8	11,878
Lotte Food Co. Ltd.	14	8,645

138

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

Lumens Co. Ltd.[b]	998	$8,966
Mando Corp.	152	20,491
Medipost Co. Ltd.[b]	100	7,297
Medy-Tox Inc.	94	15,508
MegaStudy Co. Ltd.	52	3,633
Melfas Inc.	172	1,735
Meritz Fire & Marine Insurance Co. Ltd.	620	8,738
Namhae Chemical Corp.	740	5,058
Namyang Dairy Products Co. Ltd.	10	8,173
Neowiz Games Corp.[b]	264	4,306
NEPES Corp.	402	3,866
Nexen Tire Corp.	460	6,895
NongShim Co. Ltd.	42	10,176
OCI Materials Co. Ltd.	148	4,632
Osstem Implant Co. Ltd.[b]	270	6,898
Ottogi Corp.	22	7,103
Paradise Co. Ltd.	496	12,719
Partron Co. Ltd.	599	9,685
Pharmicell Co. Ltd.[b]	960	4,073
Poongsan Corp.	260	7,231
POSCO Chemtech Co. Ltd.	46	5,659
POSCO ICT Co. Ltd.	988	7,628
S&T Dynamics Co. Ltd.	560	7,497
Samchully Co. Ltd.	34	4,199
Samsung Fine Chemicals Co. Ltd.	234	10,589
Sapphire Technology Co. Ltd.[b]	154	6,504
SeAH Besteel Corp.	200	5,232
Seegene Inc.[b]	130	7,084
Seoul Semiconductor Co. Ltd.	412	17,167
SFA Engineering Corp.	142	6,051
Silicon Works Co. Ltd.	232	5,249
SK Broadband Co. Ltd.[b]	2,154	9,209
SK Chemicals Co. Ltd.	176	8,611
SK Securities Co. Ltd.[b]	5,420	4,103
SKC Co. Ltd.	260	7,893
SL Corp.	400	5,581
SM Entertainment Co.[b]	200	7,570
Soulbrain Co. Ltd.	190	9,493
STS Semiconductor & Telecommunications Co. Ltd.[b]	492	1,841
STX Offshore & Shipbuilding Co. Ltd.[b]	720	2,104
STX Pan Ocean Co. Ltd.[b]	1,840	1,960
Sung Kwang Bend Co. Ltd.	284	7,778
Sungwoo Hitech Co. Ltd.[a]	504	7,816
Suprema Inc.[b]	392	8,888
Taewoong Co. Ltd.[b]	306	9,130
Taihan Electric Wire Co. Ltd.[a,b]	1,540	2,976
Tera Resource Co. Ltd.[b]	6,536	2,933
TK Corp.[b]	246	4,998
TONGYANG Life Insurance Co.	680	7,212
TONGYANG Securities Inc.	1,760	3,990
ViroMed Co. Ltd.[b]	232	9,219
WeMade Entertainment Co. Ltd.[b]	120	5,351
Wonik IPS Co. Ltd.[b]	1,182	9,784
Woongjin Chemical Co. Ltd.[b]	952	8,526
Woongjin Thinkbig Co. Ltd.[b]	740	4,228
YG Entertainment Inc.	112	5,395
Youngone Corp.	280	9,476
Youngone Holdings Co. Ltd.	112	6,810

		1,062,319

TAIWAN — 22.15%
A-DATA Technology Co. Ltd.	6,000	17,686

Security	Shares	Value

Ability Enterprise Co. Ltd.	8,000	$6,031
AcBel Polytech Inc.	10,000	10,109
ALI Corp.	6,000	6,515
Alpha Networks Inc.	10,000	6,501
Altek Corp.	12,000	9,129
Ambassador Hotel Ltd. (The)	6,000	5,974
AmTRAN Technology Co. Ltd.	10,000	6,399
Apex Biotechnology Corp.	2,100	5,597
Ardentec Corp.	10,100	6,772
Asia Polymer Corp.	4,600	4,032
BES Engineering Corp.	26,000	7,965
Career Technology (MFG.) Co. Ltd.	6,000	5,718
CHC Resources Corp.	4,000	8,142
Cheng Loong Corp.	18,000	8,516
Chin-Poon Industrial Co. Ltd.	6,000	10,007
China Bills Finance Corp.	18,000	7,107
China Manmade Fibers Corp.[b]	18,000	7,658
China Metal Products Co. Ltd.	8,160	12,124
China Steel Chemical Corp.	2,000	11,981
China Synthetic Rubber Corp.	8,000	7,747
Chipbond Technology Corp.	6,000	12,131
Chong Hong Construction Co.	2,000	6,562
Chroma ATE Inc.	4,000	8,523
Chung Hsin Electric & Machinery Manufacturing Corp.	22,000	17,148
Chung Hung Steel Corp.[b]	26,000	7,451
CMC Magnetics Corp.[b]	38,000	6,415
Compal Communications Inc.	6,000	10,293
Compeq Manufacturing Co. Ltd.	16,000	8,087
Coretronic Corp.	8,000	7,025
CSBC Corp. Taiwan	10,000	6,382
CyberTAN Technology Inc.	10,000	11,420
D-Link Corp.	10,000	6,059
Depo Auto Parts Industrial Co. Ltd.	2,000	7,012
Dynapack International Technology Corp.	2,000	5,705
E Ink Holdings Inc.[b]	8,000	4,507
E-LIFE MALL Corp.	4,000	9,176
Elan Microelectronics Corp.	4,000	6,059
Evergreen International Storage & Transport Corp.	12,000	8,149
Everlight Electronics Co. Ltd.	4,000	7,570
Far Eastern International Bank Ltd.	19,391	8,052
Faraday Technology Corp.	6,000	6,842
Feng Tay Enterprise Co. Ltd.	4,160	10,917
FLEXium Interconnect Inc.	2,355	7,342
Forhouse Corp.	12,000	4,595
Formosa Epitaxy Inc.[b]	10,000	6,093
Formosan Rubber Group Inc.	10,000	9,479
G Tech Optoelectronics Corp.	2,000	3,499
Gemtek Technology Corp.	6,000	5,841
Genesis Photonics Inc.[b]	8,000	4,711
Gigabyte Technology Co. Ltd.	8,000	8,931
Gigastorage Corp.[b]	8,000	6,454
Gintech Energy Corp.[b]	8,000	8,618
Global Unichip Corp.	2,000	4,976
Gloria Material Technology Corp.	8,400	5,761
Goldsun Development & Construction Co. Ltd.	20,000	8,271
Grand Pacific Petrochemical Corp.	14,000	10,817
Great Taipei Gas Co. Ltd.	14,000	10,579
Great Wall Enterprise Co. Ltd.	8,000	7,202
HannStar Display Corp.[b]	36,500	12,237
HannsTouch Solution Inc.[b]	16,000	5,195
Hey Song Corp.	6,000	6,882
Ho Tung Chemical Corp.	13,356	6,524
Holy Stone Enterprise Co. Ltd.	8,000	7,883

139

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

Huaku Development Co. Ltd.	4,000	$11,205
Ichia Technologies Inc.	12,000	6,311
IEI Integration Corp.	4,600	6,341
Infortrend Technology Inc.	10,000	6,008
Integrated Memory Logic Ltd.	2,000	4,581
International Games System Co. Ltd.	2,000	3,921
ITEQ Corp.	6,000	6,678
Jih Sun Financial Holdings Co. Ltd.	25,254	7,255
Kenda Rubber Industrial Co. Ltd.	6,240	12,255
Kerry TJ Logistics Co. Ltd.	6,000	8,424
Kindom Construction Co.	6,000	7,393
King Yuan Electronics Co. Ltd.	14,000	9,745
King’s Town Bank	10,000	8,884
Kinpo Electronics Inc.	28,000	12,485
Lien Hwa Industrial Corp.	10,000	6,467
Macronix International Co. Ltd.[b]	38,000	8,886
Makalot Industrial Co. Ltd.	2,000	12,083
Masterlink Securities Corp.	22,000	7,264
Medigen Biotechnology Corp.[b]	346	2,438
Mercuries & Associates Ltd.	8,640	6,499
Micro-Star International Co. Ltd.	14,000	9,411
Microbio Co. Ltd.[b]	7,378	8,714
MIN AIK Technology Co. Ltd.	2,000	10,075
Mitac Holdings Corp.[b]	10,000	9,190
National Petroleum Co. Ltd.	6,000	5,749
Neo Solar Power Corp.[b]	13,975	14,912
Nien Hsing Textile Co. Ltd.	9,235	10,027
Pan-International Industrial Corp.	8,080	6,463
Pixart Imaging Inc.	2,000	3,799
President Securities Corp.	12,000	6,760
Prince Housing & Development Corp.	11,550	7,450
Qisda Corp.[b]	30,000	6,964
Radium Life Tech Co. Ltd.	6,119	5,373
Rechi Precision Co. Ltd.	8,240	8,218
Ritek Corp.[b]	46,000	7,453
Sanyang Industry Co. Ltd.	10,000	17,529
Senao International Co. Ltd.	2,000	6,385
Sheng Yu Steel Co. Ltd.	18,000	13,785
Shih Wei Navigation Co. Ltd.	8,323	5,978
Shihlin Electric & Engineering Corp.	6,000	7,587
Shin Zu Shing Co. Ltd.	2,000	4,404
Shinkong Synthetic Fibers Corp.	20,000	6,910
Silicon Integrated Systems Corp.[b]	18,000	5,594
Silitech Technology Corp.	4,080	5,270
Sincere Navigation Corp.	8,000	7,461
Sino-American Silicon Products Inc.[b]	8,000	11,110
Solar Applied Materials Technology Corp.	6,000	5,116
Ta Chen Stainless Pipe Co. Ltd.	15,400	7,391
Ta Chong Bank Ltd.[b]	21,300	7,467
Taichung Commercial Bank Co. Ltd.	24,356	9,036
Tainan Spinning Co. Ltd.	14,210	10,713
Taiwan Cogeneration Corp.	10,000	6,195
Taiwan Hon Chuan Enterprise Co. Ltd.	4,000	8,441
Taiwan Land Development Corp.[b]	20,492	7,847
Taiwan Paiho Ltd.	12,000	16,665
Taiwan Secom Co. Ltd.	4,000	9,694
Taiwan Surface Mounting Technology Co. Ltd.	4,200	5,983
Taiwan TEA Corp.[b]	12,000	9,864
Taiwan-Sogo Shinkong Security Corp.	10,000	12,441
Tatung Co. Ltd.[b]	22,000	6,103
Test-Rite International Co. Ltd.	10,000	7,778
Ton Yi Industrial Corp.	12,000	13,275
Tong Hsing Electronic Industries Ltd.	2,000	10,586

Security	Shares	Value

Tong Yang Industry Co. Ltd.	8,200	$12,755
Topco Technologies Corp.	4,000	9,912
TTY Biopharm Co. Ltd.	2,178	8,488
Tung Ho Steel Enterprise Corp.	8,000	7,175
TXC Corp.	4,000	4,942
Union Bank of Taiwan[b]	24,148	8,836
Unitech Printed Circuit Board Corp.[b]	20,000	8,611
Unity Opto Technology Co. Ltd.[b]	8,000	6,263
Universal Cement Corp.	14,000	12,866
UPC Technology Corp.	12,239	5,915
USI Corp.	10,000	7,335
Visual Photonics Epitaxy Co. Ltd.	6,000	6,065
Wah Lee Industrial Corp.	6,000	9,599
Waterland Financial Holdings Co. Ltd.	26,780	9,206
Wei Chuan Foods Corp.	6,000	11,375
Weikeng Industrial Co. Ltd.	14,000	10,388
Win Semiconductors Corp.	6,000	5,300
Winbond Electronics Corp.[b]	42,000	10,650
Wintek Corp.[b]	20,000	7,454
Wisdom Marine Lines Co. Ltd.	2,730	3,280
Wistron NeWeb Corp.	4,119	9,912
WT Microelectronics Co. Ltd.	6,000	7,168
Yageo Corp.[b]	18,200	6,189
YC INOX Co. Ltd.	12,000	8,414
Yem Chio Co. Ltd.	15,843	12,079
YFY Inc.	16,000	8,496
Yieh Phui Enterprise Co. Ltd.[b]	20,200	6,394
YungShin Global Holding Corp.	4,000	7,801
Yungtay Engineering Co. Ltd.	4,000	11,777
Zinwell Corp.	8,000	8,605

		1,280,624

THAILAND — 4.39%
Amata Corp. PCL NVDR	11,000	6,043
AP (Thailand) PCL NVDR	23,400	4,097
Bangkok Chain Hospital PCL NVDR	26,000	5,304
Bangkok Expressway PCL NVDR	6,800	7,920
Bangkok Land PCL NVDR	120,000	6,631
Bumrungrad Hospital PCL NVDR	4,600	12,858
Cal-Comp Electronics (Thailand) PCL NVDR	68,800	6,852
Central Plaza Hotel PCL NVDR	9,600	12,106
Delta Electronics (Thailand) PCL NVDR	8,000	12,273
Dynasty Ceramic PCL NVDR	3,800	6,532
Esso (Thailand) PCL NVDR	18,000	4,048
Hana Microelectronics PCL NVDR	9,400	6,886
Hemaraj Land and Development PCL NVDR	63,200	7,066
Italian-Thai Development PCL NVDR[b]	30,365	5,707
Jasmine International PCL NVDR	52,000	14,117
Khon Kaen Sugar Industry PCL NVDR	15,400	6,234
Kiatnakin Bank PCL NVDR	4,600	6,170
LPN Development PCL NVDR	11,200	7,881
Major Cineplex Group PCL NVDR	11,000	6,750
Natural Park PCL NVDR[b]	1,146,000	2,209
Pruksa Real Estate PCL NVDR	11,200	8,025
Quality Houses PCL NVDR	46,200	4,512
Samart Corp. PCL NVDR	7,000	4,543
Samart Telcoms PCL NVDR	7,000	3,801
Siam Global House PCL NVDR	7,800	4,787
Sino-Thai Engineering & Construction PCL NVDR	14,400	10,734
Sri Trang Agro-Industry PCL NVDR	5,600	2,429
STP & I PCL NVDR	8,000	5,218
Supalai PCL NVDR	10,400	5,914

140

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

Thai Airways International PCL NVDR	9,200	$6,000
Thai Tap Water Supply PCL NVDR	25,200	8,339
Thai Vegetable Oil PCL NVDR	7,400	4,327
Thaicom PCL NVDR	6,000	7,663
Thanachart Capital PCL NVDR	7,000	7,759
Thoresen Thai Agencies PCL NVDR[b]	11,440	6,506
TISCO Financial Group PCL NVDR	5,280	7,464
Univentures PCL NVDR	12,200	3,038
WHA Corp. PCL NVDR	4,200	5,195

		253,938

TOTAL COMMON STOCKS
(Cost: $5,613,277)		5,761,695

RIGHTS — 0.00%

SINGAPORE — 0.00%
CapitaRetail China Trust[b]	360	28

		28

TOTAL RIGHTS
(Cost: $0)		28

SHORT-TERM INVESTMENTS — 5.49%

MONEY MARKET FUNDS — 5.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	296,481	296,481
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	17,230	17,230
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	3,633	3,633

		317,344

TOTAL SHORT-TERM INVESTMENTS
(Cost: $317,344)		317,344

TOTAL INVESTMENTS IN SECURITIES — 105.14%
(Cost: $5,930,621)		6,079,067
Other Assets, Less Liabilities — (5.14)%		(297,203)

NET ASSETS — 100.00%		$5,781,864

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

141

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.36%

CHINA — 7.99%
GCL-Poly Energy Holdings Ltd.[a]	51,000	$15,656
Kingboard Chemical Holdings Co. Ltd.	3,400	8,946
Lenovo Group Ltd.[b]	36,000	38,540
Tencent Holdings Ltd.	5,400	294,759
ZTE Corp. Class Ha	4,200	9,155

		367,056

HONG KONG — 0.75%
AAC Technologies Holdings Inc.	4,500	19,879
ASM Pacific Technology Ltd.	1,500	14,462

		34,341

INDIA — 5.83%
HCL Technologies Ltd.	1,116	19,891
Infosys Ltd.	2,466	132,816
Tata Consultancy Services Ltd.	2,601	89,390
Wipro Ltd.	3,327	25,861

		267,958

JAPAN — 31.14%
Advantest Corp.	900	10,733
Brother Industries Ltd.	1,500	16,986
Canon Inc.	6,000	188,972
Citizen Holdings Co. Ltd.	1,800	12,788
Dena Co. Ltd.[b]	600	13,081
FUJIFILM Holdings Corp.	2,400	58,538
Fujitsu Ltd.[a]	9,000	38,620
Gree Inc.[b]	600	5,168
GungHo Online Entertainment Inc.[a,b]	30	18,836
Hamamatsu Photonics K.K.	300	11,222
Hitachi High-Technologies Corp.	300	6,886
Hitachi Ltd.	27,000	188,513
Hoya Corp.	2,400	57,560
IBIDEN Co. Ltd.	600	10,372
Keyence Corp.	300	128,427
Konami Corp.	600	14,476
Konica Minolta Holdings Inc.	3,000	24,829
Kyocera Corp.	1,800	93,201
Murata Manufacturing Co. Ltd.	1,200	96,259
NEC Corp.	15,000	33,636
Nexon Co. Ltd.	600	7,008
Nintendo Co. Ltd.	600	67,394
Nippon Electric Glass Co. Ltd.	3,000	15,411
Nomura Research Institute Ltd.	600	20,120
NTT Data Corp.	600	19,876
Omron Corp.	1,200	45,745
Oracle Corp. Japan	300	11,864
Ricoh Co. Ltd.	3,000	31,587
Rohm Co. Ltd.	600	24,554
Sumco Corp.	900	8,164
TDK Corp.	600	25,441
Tokyo Electron Ltd.	900	49,261
Trend Micro Inc.	600	22,261

Security	Shares	Value

Yahoo! Japan Corp.	8,100	$37,730
Yokogawa Electric Corp.	1,200	15,656

		1,431,175

SOUTH KOREA — 24.28%
LG Display Co. Ltd.[a]	1,290	30,342
LG Innotek Co. Ltd.[a]	63	5,090
NAVER Corp.	145	81,607
NCsoft Corp.	87	16,855
NHN Entertainment Corp.[a]	67	7,169
Samsung Electro-Mechanics Co. Ltd.	330	25,355
Samsung Electronics Co. Ltd.	594	820,372
Samsung SDI Co. Ltd.	183	30,536
SK C&C Co. Ltd.	117	12,629
SK Hynix Inc.[a]	2,850	85,843

		1,115,798

TAIWAN — 27.37%
Acer Inc.[a]	15,000	9,803
Advanced Semiconductor Engineering Inc.	36,000	35,351
Advantech Co. Ltd.	3,000	19,248
ASUSTeK Computer Inc.	3,000	22,975
AU Optronics Corp.[a]	54,000	17,884
Catcher Technology Co. Ltd.	3,000	17,461
Chicony Electronics Co. Ltd.	3,030	7,539
Clevo Co.	3,000	6,382
Compal Electronics Inc.	24,000	18,789
Delta Electronics Inc.	9,000	46,716
Epistar Corp.	6,000	10,436
Foxconn Technology Co. Ltd.	6,300	15,825
Hon Hai Precision Industry Co. Ltd.	59,400	150,625
HTC Corp.	3,000	14,755
Innolux Corp.[a]	42,428	16,824
Inventec Corp.	21,000	18,799
Lite-On Technology Corp.	12,059	21,098
MediaTek Inc.	6,000	82,098
Novatek Microelectronics Corp. Ltd.	3,000	11,896
Pegatron Corp.	12,000	16,706
Powertech Technology Inc.	6,000	10,824
Quanta Computer Inc.	15,000	35,586
Radiant Opto-Electronics Corp.	3,090	11,569
Realtek Semiconductor Corp.	6,060	14,109
Siliconware Precision Industries Co. Ltd.	18,000	21,872
Simplo Technology Co. Ltd.	3,000	14,755
Synnex Technology International Corp.	9,000	14,383
Taiwan Semiconductor Manufacturing Co. Ltd.	132,000	491,976
Tripod Technology Corp.	3,000	5,933
Unimicron Technology Corp.	9,000	7,122
United Microelectronics Corp.	75,000	31,782
Vanguard International Semiconductor Corp.	6,000	6,494
Wistron Corp.	12,600	11,837
WPG Holdings Co. Ltd.	9,000	10,967
Zhen Ding Technology Holding Ltd.	3,150	7,398

		1,257,817

TOTAL COMMON STOCKS
(Cost: $3,994,237)		4,474,145

142

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY ETF

October 31, 2013

Security	Shares	Value

PREFERRED STOCKS — 2.33%

SOUTH KOREA — 2.33%
Samsung Electronics Co. Ltd.	111	$107,154

		107,154

TOTAL PREFERRED STOCKS
(Cost: $80,745)		107,154

SHORT-TERM INVESTMENTS — 1.62%

MONEY MARKET FUNDS — 1.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	62,868	62,868
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	3,654	3,654
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,753	7,753

		74,275

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,275)		74,275

TOTAL INVESTMENTS IN SECURITIES — 101.31%
(Cost: $4,149,257)		4,655,574
Other Assets, Less Liabilities — (1.31)%		(60,058)

NET ASSETS — 100.00%		$4,595,516

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

143

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.86%

AUSTRALIA — 8.10%
AGL Energy Ltd.	2,075,027	$30,731,767
ALS Ltd.	1,388,414	13,187,029
Alumina Ltd.[a]	9,494,526	9,260,566
Amcor Ltd.	4,469,369	45,877,794
AMP Ltd.	10,948,751	49,143,938
APA Group	3,026,942	17,370,158
Asciano Ltd.	3,490,922	19,239,340
ASX Ltd.	706,566	24,548,643
Aurizon Holdings Ltd.	7,325,190	33,226,259
Australia and New Zealand Banking Group Ltd.	10,175,511	326,072,082
Bendigo and Adelaide Bank Ltd.	1,598,781	16,502,225
BGP Holdings PLC[a,b]	33,026,812	449
BHP Billiton Ltd.	11,996,379	427,816,497
Boral Ltd.	2,823,327	13,207,334
Brambles Ltd.	5,799,693	51,075,778
Caltex Australia Ltd.	510,904	8,964,824
CFS Retail Property Trust Group	7,960,776	15,604,605
Coca-Cola Amatil Ltd.	2,155,719	26,333,519
Cochlear Ltd.	214,448	11,960,913
Commonwealth Bank of Australia	5,975,490	430,497,925
Computershare Ltd.	1,752,156	17,819,852
Crown Ltd.	1,514,677	24,197,035
CSL Ltd.	1,867,760	122,922,932
Dexus Property Group	18,072,483	18,568,405
Echo Entertainment Group Ltd.	2,906,763	7,294,282
Federation Centres	4,758,589	11,175,241
Flight Centre Ltd.	190,185	9,348,767
Fortescue Metals Group Ltd.	5,771,252	28,473,103
Goodman Group	6,346,044	30,407,494
GPT Group	6,330,093	22,118,898
Harvey Norman Holdings Ltd.	2,172,603	6,706,949
Iluka Resources Ltd.	1,562,862	15,243,507
Incitec Pivot Ltd.	6,162,424	15,522,449
Insurance Australia Group Ltd.	7,750,612	45,357,750
James Hardie Industries SE	1,612,308	16,687,651
Leighton Holdings Ltd.	614,727	10,425,692
Lend Lease Group	2,051,544	22,146,889
Macquarie Group Ltd.	1,218,221	58,775,632
Metcash Ltd.	3,327,016	10,554,234
Mirvac Group	13,239,487	21,814,609
National Australia Bank Ltd.	8,690,841	290,593,942
Newcrest Mining Ltd.	2,874,861	28,040,200
Orica Ltd.	1,386,951	27,672,773
Origin Energy Ltd.	4,094,633	56,726,546
Qantas Airways Ltd.[a]	4,331,995	5,107,217
QBE Insurance Group Ltd.	4,458,515	62,485,461
Ramsay Health Care Ltd.	512,110	18,815,771
Rio Tinto Ltd.	1,614,665	97,841,156
Santos Ltd.	3,559,609	51,134,606
Seek Ltd.	1,185,714	14,585,326
Sonic Healthcare Ltd.	1,427,900	21,823,699
SP AusNet	6,645,645	7,866,367
Stockland Corp. Ltd.	8,289,254	31,476,530
Suncorp Group Ltd.	4,791,096	60,704,099
Sydney Airport	961,563	3,815,213
Tabcorp Holdings Ltd.	2,637,734	8,992,088

Security	Shares	Value

Tatts Group Ltd.	4,962,238	$14,754,832
Telstra Corp. Ltd.	16,354,412	80,221,675
Toll Holdings Ltd.	2,460,617	13,444,568
Transurban Group	5,081,471	34,164,482
Treasury Wine Estates Ltd.	2,384,694	10,613,474
Wesfarmers Ltd.	3,745,168	152,392,534
Westfield Group	8,004,858	82,017,764
Westfield Retail Trust	11,316,621	33,113,286
Westpac Banking Corp.	11,510,487	373,756,038
Whitehaven Coal Ltd.[a,c]	2,303,079	3,533,059
Woodside Petroleum Ltd.	2,446,145	89,921,753
Woolworths Ltd.	4,594,683	151,847,629
WorleyParsons Ltd.	770,556	16,096,696

		3,929,741,800
AUSTRIA — 0.29%
Andritz AG	267,486	16,498,664
Erste Group Bank AG	948,471	33,493,348
IMMOEAST AG Escrow[a,b]	1,571,072	21
IMMOFINANZ AGa	3,384,849	14,840,481
IMMOFINANZ AG Escrow[a,b,c]	1,157,632	16
OMV AG	544,617	26,021,581
Raiffeisen International Bank Holding AGc	191,652	7,053,108
Telekom Austria AG	923,026	7,613,194
Verbund AG	268,718	6,318,242
Vienna Insurance Group AG	161,439	8,565,058
Voestalpine AG	412,272	19,496,416

		139,900,129
BELGIUM — 1.18%
Ageas	866,399	36,920,295
Anheuser-Busch InBev NV	2,984,787	310,828,661
Belgacom SAc	591,651	16,219,698
Colruyt SA	284,341	15,924,395
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	384,384	24,594,744
Groupe Bruxelles Lambert SA	306,049	27,365,145
KBC Groep NV	870,017	47,488,913
Solvay SA	224,096	35,127,105
Telenet Group Holding NV	214,448	11,792,869
UCB SA	418,097	27,522,050
Umicore SA	434,981	20,777,304

		574,561,179
DENMARK — 1.10%
A.P. Moeller-Maersk A/S Class A	1,392	12,594,920
A.P. Moeller-Maersk A/S Class B	4,915	47,615,812
Carlsberg A/S Class B	401,268	40,117,657
Coloplast A/S Class B	420,509	27,455,243
Danske Bank A/Sa	2,437,703	57,007,481
DSV A/S	679,579	19,905,827
Novo Nordisk A/S Class B	1,511,059	251,739,882
Novozymes A/S Class B	882,022	34,597,609
TDC A/S	2,506,390	22,659,730
TrygVesta A/S	90,340	8,266,244
William Demant Holding A/Sa,c	104,812	10,383,290

		532,343,695
FINLAND — 0.90%
Elisa OYJ	551,853	13,826,991

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Fortum OYJ	1,654,463	$36,887,553
Kesko OYJ Class B	253,989	8,452,891
Kone OYJ Class B	575,463	50,813,078
Metso OYJ[c]	475,930	18,763,767
Neste Oil OYJ	483,166	9,596,780
Nokia OYJ[a]	13,944,392	105,592,658
Nokian Renkaat OYJ	426,539	21,612,106
Orion OYJ Class B	377,916	10,167,637
Pohjola Bank PLC Class A	526,582	9,607,214
Sampo OYJ Class A	1,543,621	73,218,460
Stora Enso OYJ Class R	2,025,581	18,863,363
UPM-Kymmene OYJ	1,937,653	30,846,923
Wartsila OYJ Abp	649,083	28,828,916

		437,078,337
FRANCE — 9.90%
Accor SA	584,052	26,214,511
Aeroports de Paris	106,749	11,421,351
ALSTOM	798,777	29,754,665
ArcelorMittal	3,771,645	59,659,023
Arkema SA	232,538	26,435,227
Atos SA	208,590	17,831,380
AXA SA	6,623,346	165,681,573
BNP Paribas SA	3,727,078	276,351,966
Bouygues SA	695,257	27,212,346
Bureau Veritas SA	804,948	24,337,813
Cap Gemini SA	575,973	37,938,037
Carrefour SA	2,232,848	81,899,273
Casino Guichard-Perrachon SA	212,271	23,926,354
CGG[a]	595,095	13,110,350
Christian Dior SA	203,682	38,766,771
CNP Assurances SA	614,727	10,864,371
Compagnie de Saint-Gobain	1,474,934	77,690,371
Compagnie Generale des Etablissements Michelin Class B	683,197	71,536,619
Credit Agricole SAa	3,730,696	45,124,499
Danone	2,126,830	157,929,557
Dassault Systemes SA	234,950	28,590,776
Edenred SA	758,286	25,798,002
Electricite de France SA	897,700	31,535,715
Essilor International SA	757,059	81,411,387
Eurazeo	137,319	10,403,959
European Aeronautic Defence and Space Co. NV	2,154,612	148,246,468
Eutelsat Communications SA	552,150	17,523,865
Fonciere des Regions	101,841	8,746,060
GDF Suez	4,930,882	122,942,739
Gecina SA	79,755	10,685,467
Gemalto NVc	300,019	33,686,444
Groupe Eurotunnel SA Registered	2,020,755	19,620,608
Icade	128,835	11,887,503
Iliad SA	85,516	19,578,004
Imerys SA	125,154	10,067,584
JCDecaux SA	245,804	9,888,100
Kering SA	282,210	64,206,214
Klepierre	359,058	16,147,640
L’Air Liquide SA	1,170,036	159,543,495
L’Oreal SA	902,524	154,783,605
Lafarge SA	691,639	47,935,609
Lagardere SCA	438,599	15,974,207
Legrand SA	961,968	54,705,052
LVMH Moet Hennessy Louis Vuitton SA	946,017	182,370,301
Natixis	3,466,802	18,720,490
Orange	6,926,423	95,200,474

Security	Shares	Value

Pernod Ricard SAc	786,507	$94,629,121
Publicis Groupe SA	653,991	54,617,426
Remy Cointreau SA	98,160	9,699,032
Renault SA	724,201	63,513,363
Rexel SA	753,378	18,896,799
Safran SA	907,980	58,109,288
Sanofi	4,429,470	472,956,943
Schneider Electric SA	1,958,292	165,195,487
SCOR SE	608,480	21,536,882
SES SA Class A FDR	1,155,564	33,681,989
Societe BIC SA	109,203	13,665,871
Societe Generale	2,606,148	148,170,603
Sodexo	349,695	33,987,065
STMicroelectronics NV	2,424,437	18,774,130
Suez Environnement SA	1,045,928	18,279,016
Technip SA	376,689	39,509,161
Thales SA	338,556	20,804,050
Total SA	7,939,917	488,604,465
Unibail-Rodamco SE	357,057	93,685,808
Vallourec SA	388,959	23,174,197
Veolia Environnement	1,276,109	21,894,048
Vinci SA	1,707,472	109,670,137
Vivendi SA	4,488,665	114,083,177
Wendel	126,520	17,681,994
Zodiac Aerospace	122,700	19,683,645

		4,798,389,522
GERMANY — 8.26%
Adidas AG	773,010	88,360,214
Allianz SE Registered	1,691,794	284,969,074
Axel Springer AGc	144,555	8,728,542
BASF SE	3,413,793	355,643,563
Bayer AG Registered	3,067,500	381,745,937
Bayerische Motoren Werke AG	1,253,195	142,328,564
Beiersdorf AG	380,766	36,396,046
Brenntag AG	188,958	32,059,653
Celesio AG	321,355	10,019,885
Commerzbank AGa	3,607,380	46,438,155
Continental AG	413,273	75,820,888
Daimler AG Registered	3,573,024	293,588,698
Deutsche Bank AG Registered	3,862,625	187,101,519
Deutsche Boerse AG	715,759	53,956,940
Deutsche Lufthansa AG Registered[a]	879,610	17,058,501
Deutsche Post AG Registered	3,311,338	112,206,399
Deutsche Telekom AG Registered	10,487,238	165,385,739
E.ON SE	6,699,860	122,554,249
Fraport AG	130,062	10,091,071
Fresenius Medical Care AG & Co. KGaA	800,004	53,031,608
Fresenius SE & Co. KGaA	462,719	60,220,497
GEA Group AG	665,034	28,976,827
Hannover Rueck SE Registered	224,096	18,002,260
HeidelbergCement AG	519,021	40,967,636
Henkel AG & Co. KGaA	503,668	46,623,689
Hochtief AG	115,666	10,505,727
Hugo Boss AG	117,792	15,379,666
Infineon Technologies AG	4,094,633	39,684,649
K+S AG Registered[c]	648,278	16,560,254
Kabel Deutschland Holding AG	81,117	10,211,788
Lanxess AG	309,667	21,824,227
Linde AG	692,845	131,822,011
MAN SE	142,143	17,150,342
Merck KGaA	239,774	39,964,235

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

METRO AG	487,990	$22,911,279
Muenchener Rueckversicherungs-Gesellschaft AG Registered	667,574	139,674,452
Osram Licht AGa	295,310	15,322,244
ProSiebenSat.1 Media AG Registered	401,229	19,135,105
QIAGEN NVa	877,198	20,201,796
RWE AG	1,846,052	68,238,910
SAP AG	3,427,059	269,574,591
Siemens AG Registered	2,953,486	378,157,350
Suedzucker AG	309,204	9,975,204
Telefonica Deutschland Holding AGd	1,031,456	8,145,749
ThyssenKrupp AGa	1,432,724	36,667,092
United Internet AG Registered[e]	383,178	15,159,068
Volkswagen AG	109,203	26,797,280

		4,005,339,173
GREECE — 0.05%
Hellenic Telecommunications Organization SAa	898,008	11,341,614
OPAP SA	843,336	10,490,608

		21,832,222
HONG KONG — 2.91%
AAC Technologies Holdings Inc.	2,987,500	13,197,629
AIA Group Ltd.	44,819,200	227,476,351
ASM Pacific Technology Ltd.	858,900	8,280,970
Bank of East Asia Ltd. (The)	5,295,440	22,915,112
BOC Hong Kong (Holdings) Ltd.	12,883,500	42,041,848
Cathay Pacific Airways Ltd.	3,681,000	7,302,130
Cheung Kong (Holdings) Ltd.	6,135,000	95,905,740
Cheung Kong Infrastructure Holdings Ltd.	1,227,000	8,538,143
CLP Holdings Ltd.[c]	6,605,500	53,164,006
First Pacific Co. Ltd.	8,102,250	9,217,256
Galaxy Entertainment Group Ltd.[a]	7,362,000	54,932,149
Hang Lung Properties Ltd.	8,387,000	27,639,168
Hang Seng Bank Ltd.[c]	2,822,100	46,955,830
Henderson Land Development Co. Ltd.	3,964,500	23,496,401
HKT Trust and HKT Ltd.	7,362,000	6,827,349
Hong Kong and China Gas Co. Ltd. (The)	22,177,911	51,832,988
Hong Kong Exchanges and Clearing Ltd.	3,893,700	62,776,907
Hopewell Holdings Ltd.	1,227,000	4,130,594
Hutchison Whampoa Ltd.	8,589,000	107,015,613
Hysan Development Co. Ltd.	1,435,000	6,709,456
Kerry Properties Ltd.	2,384,500	10,333,894
Li & Fung Ltd.[c]	21,598,400	30,532,302
Link REIT (The)	7,975,500	40,221,855
MGM China Holdings Ltd.	3,435,600	11,831,540
MTR Corp. Ltd.	5,895,500	22,850,333
New World Development Co. Ltd.[c]	14,417,599	19,972,142
NWS Holdings Ltd.	5,380,000	8,396,438
Orient Overseas International Ltd.[c]	1,068,000	5,516,977
PCCW Ltd.	13,497,000	6,093,022
Power Assets Holdings Ltd.	5,399,500	44,989,740
Sands China Ltd.[c]	8,834,400	62,785,025
Shangri-La Asia Ltd.[c]	5,254,666	9,624,117
Sino Land Co. Ltd.	9,816,000	13,774,976
SJM Holdings Ltd.	7,181,000	23,201,714
Sun Hung Kai Properties Ltd.	6,135,000	80,396,231
Swire Pacific Ltd. Class A	2,987,500	34,506,501
Swire Properties Ltd.	3,681,000	9,970,399
Wharf (Holdings) Ltd. (The)	5,975,912	50,332,070
Wheelock and Co. Ltd.	3,682,000	18,806,431
Wynn Macau Ltd.[c]	5,398,800	20,716,273

Security	Shares	Value

Yue Yuen Industrial (Holdings) Ltd.[c]	2,454,000	$6,741,889

		1,411,949,509
IRELAND — 0.34%
Bank of Ireland[a]	78,315,729	28,746,945
CRH PLC	2,744,799	66,794,780
Elan Corp. PLC[a]	1,879,018	31,165,185
Irish Bank Resolution Corp. Ltd.[a,b]	3,570,811	49
Kerry Group PLC Class A	560,547	35,942,710
Ryanair Holdings PLC	177,504	1,472,031

		164,121,700
ISRAEL — 0.43%
Bank Hapoalim BM	3,738,669	20,089,576
Bank Leumi le-Israel BMa	4,607,385	17,622,267
Bezeq The Israel Telecommunication Corp. Ltd.	6,826,380	11,912,195
Delek Group Ltd. (The)	16,829	5,834,187
Israel Chemicals Ltd.	1,755,837	14,559,006
Israel Corp. Ltd. (The)[a]	11,043	5,582,455
Mizrahi Tefahot Bank Ltd.	465,033	5,470,743
NICE Systems Ltd.	228,222	9,014,352
Teva Pharmaceutical Industries Ltd.	3,165,522	118,735,747

		208,820,528
ITALY — 2.21%
Assicurazioni Generali SpA	4,327,171	101,301,564
Atlantia SpA	1,224,663	26,888,592
Banca Monte dei Paschi di Siena SpA[a,c]	24,864,254	7,876,083
Enel Green Power SpA	6,669,972	16,249,536
Enel SpA	24,470,061	108,117,839
Eni SpA	9,431,949	239,143,854
Exor SpA	348,468	13,828,528
Fiat SpA[a]	3,417,411	26,900,151
Finmeccanica SpA[a]	1,507,441	11,076,817
Intesa Sanpaolo SpA	43,061,565	107,190,698
Luxottica Group SpA	613,500	33,362,109
Mediobanca SpA	1,946,095	17,792,430
Pirelli & C. SpA	920,614	12,991,338
Prysmian SpA	751,884	18,399,342
Saipem SpA	992,643	23,292,324
Snam SpA	7,642,983	39,442,827
Telecom Italia SpA	36,208,243	35,318,992
Telecom Italia SpA RNC	24,228,342	18,956,055
Tenaris SA	1,752,039	41,159,155
Terna SpA	5,736,225	28,464,135
UniCredit SpA	16,133,823	121,513,910
Unione di Banche Italiane SpA	3,212,556	22,274,083

		1,071,540,362
JAPAN — 20.83%
ABC-MART Inc.	18,700	935,858
Acom Co. Ltd.[a]	1,441,770	5,628,355
Advantest Corp.	490,800	5,852,981
AEON Co. Ltd.	2,208,600	30,097,831
AEON Financial Service Co. Ltd.	245,490	7,519,085
AEON Mall Co. Ltd.	396,810	11,280,227
Air Water Inc.	138,000	1,969,218
Aisin Seiki Co. Ltd.	718,100	29,094,358
Ajinomoto Co. Inc.	2,454,000	34,342,493

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Alfresa Holdings Corp.	122,700	$6,703,415
Amada Co. Ltd.	1,227,000	10,530,364
ANA Holdings Inc.[c]	3,681,000	7,691,418
Aozora Bank Ltd.	3,681,000	10,692,947
Arnest One Corp.	423,000	11,623,769
Asahi Glass Co. Ltd.	4,033,000	24,869,687
Asahi Group Holdings Ltd.	1,349,700	36,456,070
Asahi Kasei Corp.	4,769,000	36,213,485
ASICS Corp.	490,800	8,639,401
Astellas Pharma Inc.	1,595,190	88,775,226
Bank of Kyoto Ltd. (The)	1,864,000	16,377,209
Bank of Yokohama Ltd. (The)	4,769,000	26,248,700
Benesse Holdings Inc.	245,400	9,154,663
Bridgestone Corp.	2,406,500	82,293,421
Brother Industries Ltd.	736,200	8,336,747
Calbee Inc.	245,400	6,438,279
Canon Inc.	4,215,500	132,768,270
Casio Computer Co. Ltd.	736,200	7,031,081
Central Japan Railway Co.	613,500	79,415,452
Chiba Bank Ltd. (The)	3,563,000	25,348,833
Chiyoda Corp.	331,000	4,190,215
Chubu Electric Power Co. Inc.	2,406,500	35,615,513
Chugai Pharmaceutical Co. Ltd.	736,200	17,288,806
Chugoku Bank Ltd. (The)	192,600	2,769,938
Chugoku Electric Power Co. Inc. (The)	1,079,900	16,532,563
Citizen Holdings Co. Ltd.	858,900	6,101,858
Coca-Cola West Co. Ltd.	331,300	6,723,252
Cosmo Oil Co. Ltd.[a]	1,227,000	2,163,602
Credit Saison Co. Ltd.	597,500	16,297,115
Dai Nippon Printing Co. Ltd.	2,454,000	25,713,098
Dai-ichi Life Insurance Co. Ltd. (The)	3,130,152	44,538,703
Daicel Corp.	1,151,000	9,690,409
Daido Steel Co. Ltd.	1,151,000	6,593,232
Daihatsu Motor Co. Ltd.	736,200	14,272,270
Daiichi Sankyo Co. Ltd.	2,454,095	45,474,923
Daikin Industries Ltd.	858,900	49,287,606
Dainippon Sumitomo Pharma Co. Ltd.	490,800	6,583,353
Daito Trust Construction Co. Ltd.	245,400	25,037,754
Daiwa House Industry Co. Ltd.	2,454,000	49,049,985
Daiwa Securities Group Inc.	6,135,000	55,778,412
Dena Co. Ltd.[c]	368,500	8,034,059
Denso Corp.	1,803,500	86,489,323
Dentsu Inc.	736,200	27,726,623
Don Quijote Co. Ltd.	122,700	8,154,154
East Japan Railway Co.	1,227,000	106,429,212
Eisai Co. Ltd.	959,300	37,644,532
Electric Power Development Co. Ltd.	476,900	15,214,525
FamilyMart Co. Ltd.	235,700	10,558,572
FANUC Corp.	736,200	117,960,086
Fast Retailing Co. Ltd.	195,200	65,358,475
Fuji Electric Co. Ltd.	2,357,000	10,546,560
Fuji Heavy Industries Ltd.	2,454,000	66,809,031
FUJIFILM Holdings Corp.	1,717,800	41,898,842
Fujitsu Ltd.[a]	7,181,000	30,814,402
Fukuoka Financial Group Inc.	3,563,000	16,051,840
Furukawa Electric Co. Ltd.	2,454,000	5,677,892
Gree Inc.[c]	368,100	3,170,365
GungHo Online Entertainment Inc.[a,c]	12,270	7,703,924
Gunma Bank Ltd. (The)	2,217,000	12,789,950
Hachijuni Bank Ltd. (The)	1,227,000	7,553,848
Hakuhodo DY Holdings Inc.	736,220	5,688,052
Hamamatsu Photonics K.K.	245,400	9,179,676
Hankyu Hanshin Holdings Inc.	4,769,000	26,734,787

Security	Shares	Value

Hino Motors Ltd.	1,227,000	$17,246,285
Hirose Electric Co. Ltd.	122,700	18,684,517
Hiroshima Bank Ltd. (The)	1,227,000	5,202,650
Hisamitsu Pharmaceutical Co. Inc.	122,700	6,628,376
Hitachi Chemical Co. Ltd.	245,400	3,759,415
Hitachi Construction Machinery Co. Ltd.	368,100	7,755,200
Hitachi High-Technologies Corp.	235,700	5,410,217
Hitachi Ltd.	18,035,000	125,919,631
Hitachi Metals Ltd.	248,000	3,336,663
Hokkaido Electric Power Co. Inc.[a]	613,500	7,891,520
Hokuhoku Financial Group Inc.	4,769,000	9,818,958
Hokuriku Electric Power Co.	613,500	8,729,447
Honda Motor Co. Ltd.	6,024,500	240,402,788
Hoya Corp.	1,595,100	38,255,736
Hulic Co. Ltd.	981,600	15,567,930
IBIDEN Co. Ltd.	368,100	6,363,241
Idemitsu Kosan Co. Ltd.	115,100	9,631,750
IHI Corp.	4,908,000	20,710,549
INPEX Corp.	3,365,043	38,894,697
Isetan Mitsukoshi Holdings Ltd.	1,227,000	18,546,947
Isuzu Motors Ltd.	4,769,000	29,554,092
ITOCHU Corp.	5,521,500	66,296,270
ITOCHU Techno-Solutions Corp.	115,100	4,510,850
Iyo Bank Ltd. (The)	224,000	2,333,381
J. Front Retailing Co. Ltd.	2,042,600	15,864,450
Japan Airlines Co. Ltd.	235,700	13,765,783
Japan Exchange Group Inc.	858,900	19,846,359
Japan Petroleum Exploration Co. Ltd.	115,100	4,680,960
Japan Prime Realty Investment Corp.	2,454	8,179,166
Japan Real Estate Investment Corp.	1,688	19,355,825
Japan Retail Fund Investment Corp.	7,362	14,955,118
Japan Steel Works Ltd. (The)	1,151,000	6,417,256
Japan Tobacco Inc.	4,094,900	148,169,351
JFE Holdings Inc.	1,803,575	40,847,453
JGC Corp.	1,227,000	46,836,357
Joyo Bank Ltd. (The)	2,454,000	12,706,472
JSR Corp.	634,300	12,038,188
JTEKT Corp.	736,200	9,402,289
JX Holdings Inc.	7,975,500	39,426,333
Kajima Corp.	3,563,000	15,071,298
Kamigumi Co. Ltd.	1,151,000	10,007,165
Kaneka Corp.	1,151,000	7,285,404
Kansai Electric Power Co. Inc. (The)[a]	2,576,700	32,566,589
Kansai Paint Co. Ltd.	423,000	5,656,671
Kao Corp.	1,924,100	64,032,071
Kawasaki Heavy Industries Ltd.	4,908,000	19,109,734
KDDI Corp.	2,044,700	110,665,141
Keikyu Corp.	2,357,000	22,174,202
Keio Corp.	2,357,000	16,312,333
Keisei Electric Railway Co. Ltd.	506,000	5,214,209
Keyence Corp.	162,423	69,531,811
Kikkoman Corp.	1,227,000	22,336,378
Kinden Corp.	1,227,000	13,456,855
Kintetsu Corp.	6,135,000	22,573,999
Kirin Holdings Co. Ltd.	3,681,000	53,727,367
Kobe Steel Ltd.[a]	9,593,000	16,915,595
Koito Manufacturing Co. Ltd.	125,000	2,274,233
Komatsu Ltd.	3,435,600	74,938,171
Konami Corp.	368,100	8,880,774
Konica Minolta Holdings Inc.	1,781,500	14,744,450
Kubota Corp.	4,018,000	59,301,437
Kuraray Co. Ltd.	1,227,000	14,382,326
Kurita Water Industries Ltd.	476,900	10,402,263

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Kyocera Corp.	1,227,000	$63,532,362
Kyowa Hakko Kirin Co. Ltd.	1,227,000	13,544,399
Kyushu Electric Power Co. Inc.[a]	1,562,300	21,959,145
Lawson Inc.	235,700	18,906,931
LIXIL Group Corp.	981,680	22,993,585
M3 Inc.	2,454	6,715,921
Makita Corp.	368,100	18,571,960
Marubeni Corp.	6,135,000	47,961,931
Marui Group Co. Ltd.	736,200	7,031,081
Maruichi Steel Tube Ltd.	122,700	2,996,526
Mazda Motor Corp.[a]	9,816,000	44,022,424
McDonald’s Holdings Co. (Japan) Ltd.	205,600	5,691,669
Medipal Holdings Corp.	368,100	4,967,530
Meiji Holdings Co. Ltd.	235,752	13,168,086
Miraca Holdings Inc.	235,700	10,606,620
Mitsubishi Chemical Holdings Corp.	4,908,000	22,911,671
Mitsubishi Corp.	5,153,400	104,108,030
Mitsubishi Electric Corp.	7,362,000	80,666,089
Mitsubishi Estate Co. Ltd.	4,908,000	139,921,272
Mitsubishi Gas Chemical Co. Inc.	1,227,000	10,005,096
Mitsubishi Heavy Industries Ltd.	11,043,000	70,010,662
Mitsubishi Materials Corp.	4,769,000	18,617,134
Mitsubishi Motors Corp.[a,c]	1,595,100	17,851,593
Mitsubishi Tanabe Pharma Corp.	838,700	11,831,218
Mitsubishi UFJ Financial Group Inc.	46,871,480	296,201,382
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,165,300	12,226,849
Mitsui & Co. Ltd.	6,380,400	91,046,377
Mitsui Chemicals Inc.	3,035,000	8,043,013
Mitsui Fudosan Co. Ltd.	3,158,000	104,129,345
Mitsui O.S.K. Lines Ltd.	3,691,000	15,575,110
Mizuho Financial Group Inc.	83,926,860	175,364,451
MS&AD Insurance Group Holdings Inc.	1,924,188	49,521,707
Murata Manufacturing Co. Ltd.	736,200	59,055,081
Nabtesco Corp.	368,100	8,970,820
Namco Bandai Holdings Inc.	718,100	13,540,771
NEC Corp.	9,192,000	20,611,966
Nexon Co. Ltd.	368,100	4,299,690
NGK Insulators Ltd.	1,227,000	20,560,473
NGK Spark Plug Co. Ltd.	524,000	11,937,009
NHK Spring Co. Ltd.	490,800	5,117,607
Nidec Corp.	368,100	35,755,713
Nikon Corp.	1,227,000	22,636,530
Nintendo Co. Ltd.	377,700	42,424,360
Nippon Building Fund Inc.	2,454	30,440,506
Nippon Electric Glass Co. Ltd.	1,341,500	6,891,408
Nippon Express Co. Ltd.	3,563,000	17,867,659
Nippon Meat Packers Inc.	1,227,000	17,934,135
Nippon Prologis REIT Inc.	890	8,890,021
Nippon Steel & Sumitomo Metal Corp.	28,221,350	92,910,978
Nippon Telegraph and Telephone Corp.	1,595,100	82,754,653
Nippon Yusen K.K.	5,975,000	18,209,408
Nishi-Nippon City Bank Ltd. (The)	3,563,000	9,623,841
Nissan Motor Co. Ltd.	9,079,800	90,881,292
Nisshin Seifun Group Inc.	673,370	7,295,814
Nissin Foods Holdings Co. Ltd.	235,700	10,090,103
Nitori Holdings Co. Ltd.	122,700	11,518,367
Nitto Denko Corp.	613,500	32,078,840
NKSJ Holdings Inc.	1,227,050	31,617,393
NOK Corp.	451,900	6,964,354
Nomura Holdings Inc.	13,497,100	99,463,901
Nomura Real Estate Holdings Inc.	476,900	12,050,098
Nomura Real Estate Office Fund Inc.	1,227	6,071,843
Nomura Research Institute Ltd.	368,100	12,343,788

,Security	Shares	Value

NSK Ltd.	2,454,000	$26,063,276
NTT Data Corp.	476,991	15,800,843
NTT DOCOMO Inc.	5,644,217	89,745,984
NTT Urban Development Corp.	368,100	4,678,633
Obayashi Corp.	2,357,000	15,063,082
Odakyu Electric Railway Co. Ltd.	2,454,000	23,662,053
Oji Holdings Corp.	3,563,000	16,269,738
Olympus Corp.[a]	858,900	27,489,002
Omron Corp.	736,200	28,064,295
Ono Pharmaceutical Co. Ltd.	245,400	18,509,428
Oracle Corp. Japan	122,700	4,852,472
Oriental Land Co. Ltd.	245,400	39,320,029
ORIX Corp.	4,662,600	80,125,814
Osaka Gas Co. Ltd.	7,181,000	30,228,855
Otsuka Corp.	9,400	1,219,672
Otsuka Holdings Co. Ltd.	1,349,700	38,382,051
Panasonic Corp.	8,098,268	81,304,597
PARK24 Co. Ltd.	245,400	4,792,441
Rakuten Inc.	2,699,400	35,162,911
Resona Holdings Inc.	6,503,100	33,804,719
Ricoh Co. Ltd.	2,454,000	25,838,161
Rinnai Corp.	122,700	9,504,842
Rohm Co. Ltd.	356,300	14,581,026
Sankyo Co. Ltd.	235,700	11,195,209
Sanrio Co. Ltd.	122,700	6,728,427
Santen Pharmaceutical Co. Ltd.	245,400	12,393,813
SBI Holdings Inc.	736,280	8,870,482
Secom Co. Ltd.	838,700	50,436,551
Sega Sammy Holdings Inc.	613,538	15,727,735
Sekisui Chemical Co. Ltd.	1,227,000	14,219,743
Sekisui House Ltd.	2,454,000	35,092,875
Seven & I Holdings Co. Ltd.	2,822,180	104,130,992
Seven Bank Ltd.	1,840,500	6,509,566
Sharp Corp.[a]	4,908,000	14,457,364
Shikoku Electric Power Co. Inc.[a]	613,500	10,930,568
Shimadzu Corp.	631,000	6,167,863
Shimamura Co. Ltd.	122,700	13,794,527
Shimano Inc.	316,300	27,725,818
Shimizu Corp.	2,357,000	12,060,075
Shin-Etsu Chemical Co. Ltd.	1,472,400	82,992,274
Shinsei Bank Ltd.	6,135,000	14,319,794
Shionogi & Co. Ltd.	1,104,300	24,379,918
Shiseido Co. Ltd.	1,227,000	20,948,170
Shizuoka Bank Ltd. (The)	2,454,000	27,589,053
Showa Denko K.K.	4,908,000	6,653,389
Showa Shell Sekiyu K.K.	490,800	5,272,686
SMC Corp.	245,400	56,979,024
SoftBank Corp.	3,558,300	264,759,861
Sojitz Corp.	3,926,400	7,603,873
Sony Corp.	3,733,100	71,420,127
Sony Financial Holdings Inc.	718,100	13,372,426
Stanley Electric Co. Ltd.	597,500	13,873,255
Sumco Corp.	368,100	3,339,201
Sumitomo Chemical Co. Ltd.	4,908,000	17,909,122
Sumitomo Corp.	4,049,100	52,620,553
Sumitomo Electric Industries Ltd.	2,699,400	40,390,574
Sumitomo Heavy Industries Ltd.	2,357,000	10,402,416
Sumitomo Metal Mining Co. Ltd.	1,227,000	16,983,651
Sumitomo Mitsui Financial Group Inc.	4,785,300	229,973,392
Sumitomo Mitsui Trust Holdings Inc.	12,270,600	60,283,653
Sumitomo Realty & Development Co. Ltd.	1,324,000	62,414,637
Sumitomo Rubber Industries Inc.	613,500	8,516,838
Suntory Beverage & Food Ltd.[a]	490,800	16,158,231

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Suruga Bank Ltd.	1,227,000	$19,434,900
Suzuken Co. Ltd.	245,440	8,855,954
Suzuki Motor Corp.	1,472,400	36,933,813
Sysmex Corp.	245,400	16,183,243
T&D Holdings Inc.	2,085,900	24,981,475
Taiheiyo Cement Corp.	4,908,000	20,760,575
Taisei Corp.	3,563,000	18,230,823
Taisho Pharmaceutical Holdings Co. Ltd.	115,100	8,083,162
Taiyo Nippon Sanso Corp.	1,151,000	7,871,991
Takashimaya Co. Ltd.	1,227,000	11,680,950
Takeda Pharmaceutical Co. Ltd.	2,888,900	137,363,352
TDK Corp.	476,900	20,221,221
Teijin Ltd.	3,563,000	7,989,604
Terumo Corp.	597,500	28,867,088
THK Co. Ltd.	368,100	8,006,578
Tobu Railway Co. Ltd.	3,681,000	19,059,709
Toho Co. Ltd.	368,100	7,882,765
Toho Gas Co. Ltd.	1,227,000	6,390,755
Tohoku Electric Power Co. Inc.[a]	1,682,900	20,326,537
Tokio Marine Holdings Inc.	2,576,700	84,174,126
Tokyo Electric Power Co. Inc.[a,c]	5,300,900	28,257,779
Tokyo Electron Ltd.	613,500	33,579,605
Tokyo Gas Co. Ltd.	8,589,000	46,573,723
Tokyo Tatemono Co. Ltd.	1,227,000	11,468,342
Tokyu Corp.	4,769,000	32,422,006
Tokyu Fudosan Holdings Corp.[a]	1,966,600	19,363,323
TonenGeneral Sekiyu K.K.	1,227,000	11,405,810
Toppan Printing Co. Ltd.	2,357,000	18,594,618
Toray Industries Inc.	5,975,000	37,271,430
Toshiba Corp.	14,724,000	62,431,801
TOTO Ltd.	1,227,000	17,308,817
Toyo Seikan Group Holdings Ltd.	597,500	12,375,089
Toyo Suisan Kaisha Ltd.	145,000	4,611,151
Toyoda Gosei Co. Ltd.	235,700	5,876,284
Toyota Boshoku Corp.	122,700	1,639,585
Toyota Industries Corp.	613,500	26,982,494
Toyota Motor Corp.	10,240,000	663,810,009
Toyota Tsusho Corp.	838,700	23,243,556
Trend Micro Inc.	368,100	13,656,956
Tsumura & Co.	235,700	7,399,409
Ube Industries Ltd.	3,681,000	7,616,380
Unicharm Corp.	368,100	23,599,521
United Urban Investment Corp.	8,387	12,831,400
USS Co. Ltd.	838,780	12,276,914
West Japan Railway Co.	613,500	27,482,749
Yahoo! Japan Corp.	5,180,322	24,130,131
Yakult Honsha Co. Ltd.	245,400	12,443,839
Yamada Denki Co. Ltd.	3,312,950	9,286,120
Yamaguchi Financial Group Inc.	1,227,000	11,543,380
Yamaha Corp.	597,500	8,891,550
Yamaha Motor Co. Ltd.	981,600	14,987,634
Yamato Holdings Co. Ltd.	1,441,700	30,947,102
Yamato Kogyo Co. Ltd.	122,700	4,546,066
Yamazaki Baking Co. Ltd.	63,000	640,852
Yaskawa Electric Corp.	1,227,000	15,833,065
Yokogawa Electric Corp.	736,200	9,604,892
Yokohama Rubber Co. Ltd. (The)	1,227,000	11,981,103

		10,101,507,473
NETHERLANDS — 2.69%
AEGON NV	6,556,456	52,268,743
Akzo Nobel NV	893,256	65,042,235

Security	Shares	Value

ASML Holding NV	1,330,068	$126,431,185
CNH Industrial NVa	3,519,036	41,669,742
Corio NV	244,682	10,689,546
Delta Lloyd NV	701,844	14,942,088
Fugro NV CVA	260,124	16,297,424
Heineken Holding NV	377,148	24,044,585
Heineken NV	855,545	59,202,437
ING Groep NV CVA[a]	14,239,642	181,643,445
Koninklijke Ahold NV	3,754,816	71,567,462
Koninklijke DSM NV	586,961	44,518,913
Koninklijke KPN NVa	11,963,250	38,285,523
Koninklijke Philips Electronics NV	3,547,549	125,780,968
OCI NVa,c	336,198	12,943,965
Randstad Holding NV	449,453	27,774,413
Reed Elsevier NV	2,534,128	51,108,724
Royal Boskalis Westminster NV CVA	274,693	13,246,091
Royal Vopak NV	262,835	16,202,855
TNT Express NV	1,311,022	12,119,867
Unilever NV CVA	6,051,582	239,985,109
Wolters Kluwer NV	1,110,997	30,177,782
Ziggo NV	604,911	25,991,193

		1,301,934,295
NEW ZEALAND — 0.12%
Auckland International Airport Ltd.	3,600,018	10,221,110
Contact Energy Ltd.	1,079,760	4,692,301
Fletcher Building Ltd.	2,581,107	21,343,752
SKYCITY Entertainment Group Ltd.	2,154,513	6,937,420
Telecom Corp. of New Zealand Ltd.	7,467,422	14,525,725

		57,720,308
NORWAY — 0.83%
Aker Solutions ASA	627,776	8,686,640
DNB ASA	3,631,920	64,422,271
Gjensidige Forsikring ASA	736,261	13,752,864
Norsk Hydro ASA	3,634,485	16,254,433
Orkla ASA	2,845,001	23,079,534
Seadrill Ltd.[c]	1,352,154	62,631,823
Statoil ASA	4,177,737	99,039,287
Subsea 7 SA	1,032,662	21,859,047
Telenor ASA	2,626,880	63,157,301
Yara International ASA	700,081	30,250,232

		403,133,432
PORTUGAL — 0.18%
Banco Espirito Santo SA Registered[a]	7,536,109	9,968,710
Energias de Portugal SA	7,251,570	26,736,261
Galp Energia SGPS SA Class B	1,278,534	21,692,311
Jeronimo Martins SGPS SA	937,428	17,345,027
Portugal Telecom SGPS SA Registered[c]	2,447,865	11,065,169

		86,807,478
SINGAPORE — 1.52%
Ascendas REIT	7,362,000	14,066,949
CapitaCommercial Trust	4,908,000	5,836,498
CapitaLand Ltd.	9,816,000	24,691,353
CapitaMall Trust Management Ltd.[c]	7,362,000	11,989,551
CapitaMalls Asia Ltd.	4,908,000	7,993,034
City Developments Ltd.	2,197,000	18,244,125

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

ComfortDelGro Corp. Ltd.	8,387,000	$13,016,467
DBS Group Holdings Ltd.	6,135,000	82,799,129
Genting Singapore PLC	22,086,000	27,154,553
Global Logistic Properties Ltd.	11,043,000	27,510,679
Golden Agri-Resources Ltd.	26,477,194	12,807,930
Hutchison Port Holdings Trust	19,241,000	14,045,930
Jardine Cycle & Carriage Ltd.	239,000	7,061,999
Keppel Corp. Ltd.[c]	5,276,000	46,151,973
Keppel Land Ltd.	2,454,000	7,340,138
Noble Group Ltd.	17,178,727	14,265,400
Olam International Ltd.[c]	4,908,000	6,093,699
Oversea-Chinese Banking Corp. Ltd.	9,593,200	80,436,393
SembCorp Industries Ltd.	2,454,000	10,525,481
SembCorp Marine Ltd.[c]	2,454,000	8,903,132
Singapore Airlines Ltd.[c]	2,357,200	19,821,499
Singapore Exchange Ltd.	3,563,000	21,084,710
Singapore Press Holdings Ltd.[c]	6,391,750	21,901,026
Singapore Technologies Engineering Ltd.	5,975,000	20,328,536
Singapore Telecommunications Ltd.	29,448,285	89,744,441
StarHub Ltd.	1,227,000	4,402,104
United Overseas Bank Ltd.	4,908,000	82,462,789
UOL Group Ltd.	2,047,000	10,875,745
Wilmar International Ltd.	7,181,000	20,031,652
Yangzijiang Shipbuilding	6,135,000	5,836,498

		737,423,413
SPAIN — 3.33%
Abertis Infraestructuras SA	1,401,115	30,096,072
Acciona SAc	100,093	6,358,848
Actividades de Construcciones y Servicios SA	575,044	18,899,334
Amadeus IT Holding SA Class A	1,419,639	52,785,446
Banco Bilbao Vizcaya Argentaria SA	20,813,438	244,164,902
Banco de Sabadell SAc	12,711,720	32,662,172
Banco Popular Espanol SAa	4,829,472	27,523,260
Banco Santander SA	41,434,004	368,338,559
Bankia SAa	15,166,947	22,722,636
CaixaBank SAc	4,471,494	23,276,462
Distribuidora Internacional de Alimentacion SA	2,253,350	20,626,057
Enagas SA	661,825	17,716,088
Ferrovial SA	1,488,145	28,414,887
Gas Natural SDG SA	1,298,968	30,674,480
Grifols SA	556,677	22,859,202
Iberdrola SA	18,007,033	113,295,968
Industria de Diseno Textil SA	814,728	134,022,266
International Consolidated Airlines Group SAa	3,665,627	20,432,009
Mapfre SA	2,867,915	11,556,423
Red Electrica Corporacion SA	383,283	23,922,458
Repsol SA	3,178,769	85,479,938
Telefonica SAa	15,239,797	269,029,608
Zardoya Otis SA	576,163	10,049,651

		1,614,906,726
SWEDEN — 3.13%
Alfa Laval AB	1,245,959	28,496,447
Assa Abloy AB Class B	1,224,251	60,862,078
Atlas Copco AB Class A	2,420,874	67,264,686
Atlas Copco AB Class B	1,525,531	38,026,000
Boliden AB	1,087,122	15,506,195
Electrolux AB Class B	892,029	22,055,870
Elekta AB Class B	1,373,685	20,294,123
Getinge AB Class B	755,502	23,992,345

Security	Shares	Value

Hennes & Mauritz AB Class B	3,546,030	$153,435,439
Hexagon AB Class B	900,112	27,068,528
Husqvarna AB Class B	1,591,419	9,374,814
Industrivarden AB Class C	441,011	7,871,485
Investment AB Kinnevik Class B	813,501	30,020,482
Investor AB Class B	1,678,583	54,006,843
Lundin Petroleum ABa,c	825,395	17,066,450
Millicom International Cellular SA SDR	246,627	22,772,136
Nordea Bank AB	10,580,421	135,708,261
Ratos AB Class Bc	766,608	6,651,940
Sandvik AB	3,954,621	53,595,670
Scania AB Class B	1,179,684	23,699,233
Securitas AB Class B	1,177,272	13,462,750
Skandinaviska Enskilda Banken AB Class A	5,561,991	67,472,249
Skanska AB Class B	1,400,101	27,023,839
SKF AB Class B	1,452,020	38,527,261
Svenska Cellulosa AB Class B	2,175,471	61,858,070
Svenska Handelsbanken AB Class A	1,842,954	83,617,233
Swedbank AB Class A	3,339,894	87,225,734
Swedish Match AB	778,416	25,718,445
Tele2 AB Class B	1,205,010	14,562,054
Telefonaktiebolaget LM Ericsson Class B	11,356,049	135,741,555
TeliaSonera AB	8,746,056	72,579,134
Volvo AB Class B	5,593,632	71,962,025

		1,517,519,374
SWITZERLAND — 8.93%
ABB Ltd. Registered[a]	8,189,266	209,535,965
Actelion Ltd. Registered[a]	406,037	31,499,199
Adecco SA Registered[a]	498,844	36,881,018
Aryzta AGa	325,345	24,359,109
Baloise Holding AG Registered	189,177	22,060,727
Banque Cantonale Vaudoise Registered	11,043	6,158,373
Barry Callebaut AG Registered[a]	7,362	7,707,113
Compagnie Financiere Richemont SA Registered	1,942,893	199,642,420
Credit Suisse Group AG Registered	5,574,261	173,774,378
EMS-Chemie Holding AG Registered	26,994	9,859,495
Geberit AG Registered	148,467	44,480,257
Givaudan SA Registered[a]	31,301	44,520,665
Holcim Ltd. Registered[a]	850,721	63,506,973
Julius Baer Group Ltd.[a]	833,837	41,058,795
Kuehne & Nagel International AG Registered	200,001	25,332,797
Lindt & Spruengli AG Participation Certificates	3,563	15,069,615
Lindt & Spruengli AG Registered	194	9,777,660
Lonza Group AG Registered[a]	206,006	18,449,657
Nestle SA Registered	11,992,698	867,452,619
Novartis AG Registered	8,586,546	668,016,306
Pargesa Holding SA Bearer	101,841	8,125,462
Partners Group Holding AG	62,577	16,246,317
Roche Holding AG Genusschein	2,611,056	724,308,174
Schindler Holding AG Participation Certificates	216,860	30,820,918
Schindler Holding AG Registered	40,491	5,768,140
SGS SA Registered	20,859	48,971,602
Sika AG Bearer	7,362	23,259,546
Sonova Holding AG Registereda	187,971	24,514,798
Sulzer AG Registered	89,134	13,987,015
Swatch Group AG (The) Bearer	111,657	71,577,371
Swatch Group AG (The) Registered	189,177	21,120,639
Swiss Life Holding AG Registered[a]	117,792	23,453,037
Swiss Prime Site AG Registered	202,388	15,376,616
Swiss Re AGa	1,306,204	114,962,684
Swisscom AG Registered	92,752	47,433,550

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Syngenta AG Registered	350,616	$141,903,555
Transocean Ltd.	1,362,100	64,513,797
UBS AG Registered[a]	13,534,682	262,458,192
Zurich Insurance Group AGa	549,696	152,303,822

		4,330,248,376
UNITED KINGDOM — 21.63%
3i Group PLC	3,655,979	21,914,776
Aberdeen Asset Management PLC	3,479,772	24,760,793
Admiral Group PLC	731,437	15,029,882
Aggreko PLC	1,002,459	25,929,885
AMEC PLC	1,119,439	21,168,251
Anglo American PLC	5,211,790	124,343,031
Antofagasta PLC	1,519,526	20,872,878
ARM Holdings PLC	5,214,750	82,565,423
Associated British Foods PLC	1,323,088	48,189,047
AstraZeneca PLC	4,656,465	247,549,012
Aviva PLC	10,965,580	79,119,357
Babcock International Group PLC	1,327,912	27,201,169
BAE Systems PLC	12,000,709	87,667,767
Barclays PLC	56,738,934	240,289,429
BG Group PLC	12,663,867	259,103,559
BHP Billiton PLC	7,854,214	243,601,873
BP PLC	70,740,370	548,596,097
British American Tobacco PLC	7,144,489	394,395,921
British Land Co. PLC	3,431,919	34,295,371
British Sky Broadcasting Group PLC	4,011,474	60,420,365
BT Group PLC	29,284,232	177,371,271
Bunzl PLC	1,233,899	27,297,422
Burberry Group PLC	1,647,861	40,638,441
Capita PLC	2,424,437	38,405,720
Carnival PLC	692,028	24,726,722
Centrica PLC	19,327,194	109,734,563
Cobham PLC	4,004,238	18,540,522
Coca-Cola HBC AG SP ADR	749,617	21,633,947
Compass Group PLC	6,936,016	99,956,403
Croda International PLC	514,522	20,136,747
Diageo PLC	9,296,645	296,778,341
Direct Line Insurance Group PLC	3,047,444	11,016,061
easyJet PLC[c]	585,621	12,315,850
Experian PLC	3,729,490	76,095,900
Fresnillo PLC	700,617	10,980,346
G4S PLC	5,799,057	24,363,359
GKN PLC	6,110,621	36,117,961
GlaxoSmithKline PLC	18,320,337	483,739,169
Glencore Xstrata PLC	39,735,168	217,051,134
Hammerson PLC	2,534,128	21,537,352
Hargreaves Lansdown PLC	849,515	16,241,499
HSBC Holdings PLC	69,282,555	759,241,664
ICAP PLC	2,032,817	12,580,348
IMI PLC	1,188,126	28,995,350
Imperial Tobacco Group PLC	3,642,713	136,302,095
Inmarsat PLC	1,693,000	19,597,426
InterContinental Hotels Group PLC	1,018,190	29,722,945
Intertek Group PLC	598,887	32,059,590
Intu Properties PLC	2,436,274	13,472,404
Invensys PLC	2,404,368	19,430,188
Investec PLC	2,098,016	14,716,367
ITV PLC	13,937,156	42,745,281
J Sainsbury PLC	4,550,116	28,838,825
Johnson Matthey PLC	769,974	37,160,716
Kingfisher PLC	8,859,252	53,730,651

Security	Shares	Value

Land Securities Group PLC	2,825,705	$44,875,736
Legal & General Group PLC	21,972,219	76,355,184
Lloyds Banking Group PLC[a]	171,289,200	213,357,470
London Stock Exchange Group PLC	655,514	17,292,716
Marks & Spencer Group PLC	6,019,020	48,689,280
Meggitt PLC	2,842,589	26,145,542
Melrose Industries PLC	4,755,852	24,465,706
National Grid PLC	13,561,214	170,922,645
Next PLC	610,892	53,440,487
Old Mutual PLC	18,245,086	59,680,407
Pearson PLC	3,071,564	64,349,511
Persimmon PLC	1,118,233	22,726,414
Petrofac Ltd.	971,484	22,834,319
Prudential PLC	9,460,551	194,399,464
Randgold Resources Ltd.	325,155	24,239,101
Reckitt Benckiser Group PLC	2,406,147	187,410,041
Reed Elsevier PLC	4,469,369	62,757,514
Resolution Ltd.	5,211,660	29,925,314
Rexam PLC	2,882,624	24,059,225
Rio Tinto PLC	4,728,439	239,904,285
Rolls-Royce Holdings PLC[a]	6,897,479	127,437,228
Royal Bank of Scotland Group PLC[a]	7,922,739	46,790,635
Royal Dutch Shell PLC Class A	14,160,807	472,419,730
Royal Dutch Shell PLC Class B	9,489,618	329,238,054
RSA Insurance Group PLC	13,612,338	28,080,565
SABMiller PLC	3,568,116	186,536,834
Sage Group PLC (The)	4,478,921	24,257,176
Schroders PLC	414,878	17,190,157
SEGRO PLC	2,723,305	14,298,366
Serco Group PLC	1,848,464	16,541,477
Severn Trent PLC	903,730	26,962,409
Shire PLC	2,089,444	92,348,408
Smith & Nephew PLC	3,389,673	43,403,446
Smiths Group PLC	1,439,960	33,197,885
SSE PLC	3,584,880	81,554,131
Standard Chartered PLC	9,007,407	216,997,307
Standard Life PLC	8,821,866	49,889,736
Tate & Lyle PLC	1,737,622	22,096,033
Tesco PLC	30,072,543	175,961,714
Travis Perkins PLC	904,936	26,983,851
TUI Travel PLC	1,738,828	10,755,372
Tullow Oil PLC	3,418,422	51,762,485
Unilever PLC	4,762,207	193,186,929
United Utilities Group PLC	2,585,931	29,268,874
Vedanta Resources PLC	400,062	6,832,327
Vodafone Group PLC	181,365,519	654,152,727
Weir Group PLC (The)	784,446	28,419,582
Whitbread PLC	656,720	36,221,142
William Hill PLC	3,186,024	20,520,748
Wm Morrison Supermarkets PLC	8,357,941	37,812,905
Wolseley PLC	1,012,160	54,654,480
WPP PLC	4,842,969	103,094,538

		10,486,984,078

TOTAL COMMON STOCKS (Cost: $42,075,959,436)		47,933,803,109

PREFERRED STOCKS — 0.60%

GERMANY — 0.60%
Bayerische Motoren Werke AG	181,596	15,202,846

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2013

Security	Shares	Value

Fuchs Petrolub SE	131,344	$10,642,299
Henkel AG & Co. KGaA	647,856	70,196,547
Porsche Automobil Holding SE	572,355	53,682,233
RWE AG NVS[c]	118,078	4,037,252
Volkswagen AG	540,999	137,683,295

		291,444,472
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	583,515,074	937,476

		937,476
TOTAL PREFERRED STOCKS (Cost: $163,534,789)		292,381,948

RIGHTS — 0.02%

HONG KONG — 0.00%
New Hotel[a]	177,470	—

		—
SPAIN — 0.02%
Banco Santander SAa	40,672,279	8,681,147

		8,681,147

TOTAL RIGHTS (Cost: $8,395,575)		8,681,147

SHORT-TERM INVESTMENTS — 0.76%

MONEY MARKET FUNDS — 0.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[f,g,h]	344,916,824	344,916,824
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[f,g,h]	20,045,519	20,045,519
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	3,297,392	3,297,392

		368,259,735

TOTAL SHORT-TERM INVESTMENTS (Cost: $368,259,735)		368,259,735

TOTAL INVESTMENTS IN SECURITIES — 100.24% (Cost: $42,616,149,535)		48,603,125,939
Other Assets, Less Liabilities — (0.24)%		(116,940,404)

NET ASSETS — 100.00%		$48,486,185,535

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of October 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
219	ASX SPI 200 Index (Dec. 2013)	Sydney Futures	$28,079,529	$824,344

1,798	Euro STOXX 50 (Dec. 2013)	Eurex	74,773,569	4,469,272

715	FTSE 100 Index (Dec. 2013)	NYSE LIFFE- London	77,061,872	1,374,937

439	TOPIX Index (Dec. 2013)	Tokyo Stock	53,672,459	1,073,897

			$233,587,429	$7,742,450

See accompanying notes to schedules of investments.

152

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.21%

AUSTRALIA — 8.18%
ALS Ltd.	98,476	$935,316
Alumina Ltd.[a]	632,067	616,492
Amcor Ltd.	310,930	3,191,677
APA Group	106,790	612,816
Asciano Ltd.	252,933	1,393,977
ASX Ltd.	19,889	691,015
Aurizon Holdings Ltd.	516,545	2,342,992
BHP Billiton Ltd.	825,882	29,452,716
Boral Ltd.	198,417	928,181
Brambles Ltd.	397,129	3,497,370
Caltex Australia Ltd.	34,574	606,669
Coca-Cola Amatil Ltd.	144,786	1,768,656
Cochlear Ltd.	14,573	812,814
Commonwealth Bank of Australia	145,966	10,515,968
Computershare Ltd.	121,835	1,239,092
Crown Ltd.	104,135	1,663,561
CSL Ltd.	127,322	8,379,446
Echo Entertainment Group Ltd.	200,659	503,537
Flight Centre Ltd.	14,632	719,253
Fortescue Metals Group Ltd.	399,902	1,972,960
Harvey Norman Holdings Ltd.	133,222	411,264
Iluka Resources Ltd.	107,557	1,049,066
Insurance Australia Group Ltd.	536,251	3,138,222
James Hardie Industries SE	114,401	1,184,069
Leighton Holdings Ltd.	21,181	359,227
Macquarie Group Ltd.	39,648	1,912,901
Newcrest Mining Ltd.	129,564	1,263,713
Orica Ltd.	95,049	1,896,440
Qantas Airways Ltd.[a]	292,935	345,357
QBE Insurance Group Ltd.	155,170	2,174,686
Ramsay Health Care Ltd.	33,453	1,229,119
Rio Tinto Ltd.	112,100	6,792,736
Santos Ltd.	248,508	3,569,875
Seek Ltd.	81,833	1,006,618
Sonic Healthcare Ltd.	95,226	1,455,413
Suncorp Group Ltd.	213,462	2,704,604
Toll Holdings Ltd.	60,770	332,041
Transurban Group	357,835	2,405,848
Treasury Wine Estates Ltd.	165,672	737,351
Wesfarmers Ltd.	259,010	10,539,231
Whitehaven Coal Ltd.[a]	142,013	217,856
Woodside Petroleum Ltd.	169,684	6,237,685
Woolworths Ltd.	320,488	10,591,665
WorleyParsons Ltd.	53,218	1,111,709

		134,511,204
AUSTRIA — 0.25%
Andritz AG	19,116	1,179,084
Erste Group Bank AG	65,654	2,318,439
OMV AG	13,098	625,817

		4,123,340
BELGIUM — 1.96%
Anheuser-Busch InBev NV	206,795	21,535,142

Security	Shares	Value

Colruyt SA	19,411	$1,087,105
KBC Groep NV	59,354	3,239,772
Solvay SA	15,576	2,441,542
Telenet Group Holding NV	12,567	691,081
UCB SA	28,261	1,860,336
Umicore SA	29,677	1,417,552

		32,272,530
DENMARK — 1.87%
Carlsberg A/S Class B	27,140	2,713,382
Coloplast A/S Class B	28,025	1,829,766
Danske Bank A/Sa	168,799	3,947,489
DSV A/S	47,436	1,389,467
Novo Nordisk A/S Class B	104,548	17,417,521
Novozymes A/S Class B	58,941	2,311,981
TrygVesta A/S	5,959	545,257
William Demant Holding A/Sa	6,490	642,937

		30,797,800
FINLAND — 0.51%
Kone OYJ Class B	40,179	3,547,784
Neste Oil OYJ	33,040	656,250
Nokian Renkaat OYJ	29,854	1,512,658
Pohjola Bank PLC Class A	35,282	643,702
Wartsila OYJ Abp	45,194	2,007,284

		8,367,678
FRANCE — 8.46%
Accor SA	14,750	662,037
Aeroports de Paris	7,552	808,008
ALSTOM	27,966	1,041,741
Arkema SA	8,201	932,300
Atos SA	14,337	1,225,603
Bureau Veritas SA	56,345	1,703,606
Casino Guichard-Perrachon SA	14,514	1,635,961
CGG[a]	41,064	904,668
Christian Dior SA	13,983	2,661,383
Compagnie Generale des Etablissements Michelin Class B	16,992	1,779,209
Danone	146,792	10,900,164
Dassault Systemes SA	15,694	1,909,784
Edenred SA	52,274	1,778,438
Essilor International SA	52,097	5,602,323
European Aeronautic Defence and Space Co. NV	149,860	10,311,005
Eutelsat Communications SA	36,639	1,162,831
Gemalto NVb	20,119	2,258,982
Groupe Eurotunnel SA Registered	143,311	1,391,484
Iliad SA	5,841	1,337,237
JCDecaux SA	16,992	683,547
Kering SA	12,744	2,899,415
L’Air Liquide SA	80,240	10,941,347
L’Oreal SA	62,186	10,664,950
Lafarge SA	48,144	3,336,729
Legrand SA	67,555	3,841,708
LVMH Moet Hennessy Louis Vuitton SA	65,372	12,602,217
Pernod Ricard SA	54,103	6,509,439
Publicis Groupe SA	45,607	3,808,824
Remy Cointreau SA	6,490	641,266
Safran SA	64,074	4,100,635
Schneider Electric SA	135,641	11,442,257
SES SA Class A FDR	78,411	2,285,497

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2013

Security	Shares	Value

Societe BIC SA	7,434	$930,305
Sodexo	24,426	2,373,977
STMicroelectronics NV	83,721	648,311
Technip SA	25,960	2,722,824
Unibail-Rodamco SE	25,016	6,563,782
Vallourec SA	13,688	815,532
Zodiac Aerospace	8,968	1,438,655

		139,257,981
GERMANY — 6.56%
Adidas AG	53,749	6,143,870
Bayer AG Registered	212,695	26,469,585
Beiersdorf AG	25,960	2,481,423
Brenntag AG	13,334	2,262,320
Continental AG	28,910	5,303,956
Deutsche Lufthansa AG Registered[a]	60,180	1,167,086
Fraport AG	9,322	723,262
Fresenius Medical Care AG & Co. KGaA	55,460	3,676,398
Fresenius SE & Co. KGaA	31,978	4,161,772
GEA Group AG	47,200	2,056,596
Hannover Rueck SE Registered	7,552	606,673
Henkel AG & Co. KGaA	33,807	3,129,456
Hochtief AG	8,083	734,164
Hugo Boss AG	8,260	1,078,478
Infineon Technologies AG	139,771	1,354,642
Kabel Deutschland Holding AG	5,664	713,039
Lanxess AG	21,653	1,526,026
Linde AG	47,790	9,092,617
MAN SE	9,204	1,110,514
Merck KGaA	16,402	2,733,797
Muenchener Rueckversicherungs-Gesellschaft AG Registered	30,090	6,295,638
ProSiebenSat.1 Media AG Registered	18,231	869,459
QIAGEN NVa	61,301	1,411,757
SAP AG	236,590	18,610,316
Suedzucker AG	20,709	668,091
ThyssenKrupp AGa	98,884	2,530,696
United Internet AG Registered[c]	27,494	1,087,702

		107,999,333
HONG KONG — 3.21%
AAC Technologies Holdings Inc.	206,500	912,238
AIA Group Ltd.	3,079,800	15,631,284
ASM Pacific Technology Ltd.	59,000	568,841
Cathay Pacific Airways Ltd.	295,000	585,202
Cheung Kong Infrastructure Holdings Ltd.	177,000	1,231,664
CLP Holdings Ltd.	442,500	3,561,437
Galaxy Entertainment Group Ltd.[a]	590,000	4,402,332
Hang Lung Properties Ltd.	590,000	1,944,332
HKT Trust and HKT Ltd.	354,000	328,291
Hong Kong and China Gas Co. Ltd. (The)	1,475,301	3,447,992
Hong Kong Exchanges and Clearing Ltd.	180,800	2,914,982
Li & Fung Ltd.[b]	1,534,400	2,169,085
Link REIT (The)	383,500	1,934,058
MGM China Holdings Ltd.	259,600	894,012
Orient Overseas International Ltd.	29,500	152,388
Sands China Ltd.	613,600	4,360,782
Shangri-La Asia Ltd.	272,666	499,398
SJM Holdings Ltd.	472,000	1,525,026
Swire Properties Ltd.	295,000	799,040
Wharf (Holdings) Ltd. (The)	413,000	3,478,489

Security	Shares	Value

Wynn Macau Ltd.	401,200	$1,539,484

		52,880,357
IRELAND — 0.36%
Bank of Ireland[a]	5,376,788	1,973,629
Elan Corp. PLC[a]	63,956	1,060,767
Kerry Group PLC Class A	39,294	2,519,562
Ryanair Holdings PLC SP ADR	8,260	414,735

		5,968,693
ISRAEL — 0.42%
Bank Hapoalim BM	177,295	952,687
Bank Leumi le-Israel BMa	323,497	1,237,307
Delek Group Ltd. (The)	354	122,723
Israel Chemicals Ltd.	74,753	619,835
Israel Corp. Ltd. (The)[a]	472	238,606
Mizrahi Tefahot Bank Ltd.	32,273	379,666
NICE Systems Ltd.	15,045	594,250
Teva Pharmaceutical Industries Ltd.	75,343	2,826,045

		6,971,119
ITALY — 1.51%
Assicurazioni Generali SpA	299,307	7,006,949
Enel Green Power SpA	153,282	373,429
Fiat SpA[a]	147,736	1,162,904
Luxottica Group SpA	42,421	2,306,853
Pirelli & C. SpA	33,276	469,578
Prysmian SpA	52,156	1,276,309
Saipem SpA	44,663	1,048,015
Tenaris SA	121,009	2,842,761
UniCredit SpA	1,115,926	8,404,736

		24,891,534
JAPAN — 21.58%
ABC-MART Inc.	5,900	295,271
Acom Co. Ltd.[a]	53,100	207,291
Advantest Corp.	35,400	422,159
AEON Financial Service Co. Ltd.	17,700	542,131
AEON Mall Co. Ltd.	28,710	816,147
Aisin Seiki Co. Ltd.	17,700	717,129
Ajinomoto Co. Inc.	177,000	2,477,026
Asahi Kasei Corp.	118,000	896,035
ASICS Corp.	41,300	726,991
Astellas Pharma Inc.	112,100	6,238,569
Benesse Holdings Inc.	17,700	660,300
Bridgestone Corp.	171,100	5,850,989
Calbee Inc.	23,600	619,166
Chiyoda Corp.	59,000	746,896
Chugai Pharmaceutical Co. Ltd.	59,000	1,385,547
Citizen Holdings Co. Ltd.	70,800	502,982
Credit Saison Co. Ltd.	41,300	1,126,478
Dai-ichi Life Insurance Co. Ltd. (The)	218,300	3,106,175
Daiichi Sankyo Co. Ltd.	171,100	3,170,521
Daikin Industries Ltd.	59,000	3,385,690
Dainippon Sumitomo Pharma Co. Ltd.	41,300	553,978
Daito Trust Construction Co. Ltd.	11,800	1,203,934
Daiwa House Industry Co. Ltd.	151,000	3,018,153
Daiwa Securities Group Inc.	413,000	3,754,928
Dena Co. Ltd.[b]	17,700	385,896

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2013

Security	Shares	Value

Denso Corp.	123,900	$5,941,795
Dentsu Inc.	53,100	1,999,842
Don Quijote Co. Ltd.	11,800	784,181
East Japan Railway Co.	88,500	7,676,435
FamilyMart Co. Ltd.	11,800	528,601
FANUC Corp.	48,700	7,803,119
Fast Retailing Co. Ltd.	13,000	4,352,767
Fuji Heavy Industries Ltd.	149,000	4,056,457
Fujitsu Ltd.[a]	236,000	1,012,700
Furukawa Electric Co. Ltd.	177,000	409,530
Gree Inc.[b]	11,800	101,631
GungHo Online Entertainment Inc.[a,b]	1,180	740,883
Hakuhodo DY Holdings Inc.	64,900	501,419
Hamamatsu Photonics K.K.	17,700	662,104
Hankyu Hanshin Holdings Inc.	118,000	661,502
Hino Motors Ltd.	59,000	829,283
Hirose Electric Co. Ltd.	6,500	989,807
Hisamitsu Pharmaceutical Co. Inc.	17,700	956,172
Hitachi High-Technologies Corp.	5,900	135,428
Hitachi Ltd.	826,000	5,767,098
Hitachi Metals Ltd.	59,000	793,803
Hokkaido Electric Power Co. Inc.[a]	29,500	379,462
Hokuriku Electric Power Co.	29,500	419,753
Honda Motor Co. Ltd.	206,500	8,240,215
Hulic Co. Ltd.	70,800	1,122,870
IHI Corp.	354,000	1,493,793
Isetan Mitsukoshi Holdings Ltd.	88,500	1,337,738
J. Front Retailing Co. Ltd.	59,000	458,241
Japan Exchange Group Inc.	64,900	1,499,626
Japan Real Estate Investment Corp.	59	676,537
Japan Steel Works Ltd. (The)	59,000	328,947
Japan Tobacco Inc.	283,200	10,247,273
JTEKT Corp.	23,600	301,405
Kansai Electric Power Co. Inc. (The)[a]	88,500	1,118,540
Kansai Paint Co. Ltd.	59,000	788,992
Kao Corp.	135,700	4,515,957
KDDI Corp.	47,200	2,554,602
Keikyu Corp.	118,000	1,110,121
Keio Corp.	148,059	1,024,687
Keisei Electric Railway Co. Ltd.	59,000	607,981
Keyence Corp.	11,887	5,088,717
Kikkoman Corp.	26,000	473,305
Kintetsu Corp.	472,000	1,736,744
Kirin Holdings Co. Ltd.	236,000	3,444,623
Kobe Steel Ltd.[a]	236,000	416,145
Koito Manufacturing Co. Ltd.	23,000	418,459
Kubota Corp.	295,000	4,353,888
Kyushu Electric Power Co. Inc.[a]	53,100	746,355
Lawson Inc.	17,700	1,419,825
LIXIL Group Corp.	47,200	1,105,551
M3 Inc.	177	484,400
Mabuchi Motor Co. Ltd.	5,900	313,312
Makita Corp.	11,800	595,352
Marui Group Co. Ltd.	17,700	169,044
Mazda Motor Corp.[a]	708,000	3,175,212
McDonald’s Holdings Co. (Japan) Ltd.	17,700	489,993
Miraca Holdings Inc.	11,800	531,006
Mitsubishi Electric Corp.	472,000	5,171,746
Mitsubishi Estate Co. Ltd.	322,000	9,179,839
Mitsubishi Gas Chemical Co. Inc.	59,000	481,093
Mitsubishi Heavy Industries Ltd.	767,000	4,862,644
Mitsubishi Logistics Corp.	30,000	415,554
Mitsubishi Motors Corp.[a]	106,200	1,188,539

Security	Shares	Value

Mitsui Fudosan Co. Ltd.	212,500	$7,006,804
Murata Manufacturing Co. Ltd.	53,100	4,259,474
Nabtesco Corp.	29,500	718,933
Nexon Co. Ltd.	29,500	344,583
NGK Spark Plug Co. Ltd.	16,000	364,489
NHK Spring Co. Ltd.	23,669	246,798
Nidec Corp.	23,600	2,292,406
Nintendo Co. Ltd.	29,500	3,313,526
Nippon Building Fund Inc.	59	731,862
Nippon Meat Packers Inc.	59,000	862,359
Nissin Foods Holdings Co. Ltd.	11,800	505,147
Nitori Holdings Co. Ltd.	8,850	830,787
Nitto Denko Corp.	41,300	2,159,505
NKSJ Holdings Inc.	82,600	2,128,354
NOK Corp.	11,800	181,853
Nomura Holdings Inc.	926,300	6,826,163
Nomura Real Estate Holdings Inc.	11,800	298,157
NTT Urban Development Corp.	29,500	374,952
Odakyu Electric Railway Co. Ltd.	177,000	1,706,676
Olympus Corp.[a]	64,900	2,077,118
Omron Corp.	53,100	2,024,197
Ono Pharmaceutical Co. Ltd.	5,900	445,011
Oracle Corp. Japan	11,800	466,660
Oriental Land Co. Ltd.	12,700	2,034,900
Otsuka Corp.	5,900	765,539
Panasonic Corp.	289,100	2,902,492
PARK24 Co. Ltd.	23,600	460,887
Rakuten Inc.	188,800	2,459,346
Rinnai Corp.	5,900	457,038
Sanrio Co. Ltd.	11,800	647,070
Santen Pharmaceutical Co. Ltd.	17,700	893,930
SBI Holdings Inc.	53,100	639,733
Secom Co. Ltd.	53,100	3,193,252
Sega Sammy Holdings Inc.	47,200	1,209,948
Sekisui Chemical Co. Ltd.	59,000	683,753
Sekisui House Ltd.	59,000	843,716
Seven & I Holdings Co. Ltd.	100,300	3,700,805
Seven Bank Ltd.	159,300	563,420
Sharp Corp.[a]	138,000	406,503
Shikoku Electric Power Co. Inc.[a]	47,200	840,950
Shimamura Co. Ltd.	5,900	663,306
Shimano Inc.	17,700	1,551,524
Shin-Etsu Chemical Co. Ltd.	64,900	3,658,108
Shinsei Bank Ltd.	295,000	688,564
Shionogi & Co. Ltd.	76,700	1,693,326
Showa Denko K.K.	118,000	159,963
Showa Shell Sekiyu K.K.	35,400	380,304
SMC Corp.	12,500	2,902,355
SoftBank Corp.	247,800	18,437,876
Sony Financial Holdings Inc.	21,149	393,836
Sumco Corp.	29,500	267,608
Sumitomo Realty & Development Co. Ltd.	92,000	4,336,969
Sumitomo Rubber Industries Inc.	41,300	573,342
Suruga Bank Ltd.	59,000	934,522
Suzuken Co. Ltd.	17,700	638,650
Sysmex Corp.	17,700	1,167,251
Taisei Corp.	236,000	1,207,543
Taiyo Nippon Sanso Corp.	59,000	403,516
Takashimaya Co. Ltd.	59,000	561,676
TDK Corp.	17,700	750,505
Teijin Ltd.	59,000	132,300
Terumo Corp.	41,300	1,995,332
THK Co. Ltd.	29,500	641,657

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2013

Security	Shares	Value

Tobu Railway Co. Ltd.	236,000	$1,221,975
Toho Co. Ltd.	29,500	631,735
Toho Gas Co. Ltd.	118,000	614,596
Tohoku Electric Power Co. Inc.[a]	59,000	712,618
Tokyo Electron Ltd.	41,300	2,260,534
Tokyo Gas Co. Ltd.	649,000	3,519,193
Tokyo Tatemono Co. Ltd.	59,000	551,452
Tokyu Corp.	295,000	2,005,555
Tokyu Fudosan Holdings Corp.[a]	130,000	1,279,992
Toray Industries Inc.	236,000	1,472,144
TOTO Ltd.	59,000	832,290
Toyo Suisan Kaisha Ltd.	23,000	731,424
Toyota Boshoku Corp.	17,700	236,517
Toyota Motor Corp.	708,000	45,896,239
Trend Micro Inc.	11,800	437,794
Tsumura & Co.	17,700	555,662
Unicharm Corp.	29,500	1,891,295
USS Co. Ltd.	53,100	777,205
Yahoo! Japan Corp.	383,500	1,786,357
Yakult Honsha Co. Ltd.	23,600	1,196,718
Yamaha Motor Co. Ltd.	70,800	1,081,015
Yamato Holdings Co. Ltd.	94,400	2,026,362
Yamato Kogyo Co. Ltd.	11,800	437,193
Yamazaki Baking Co. Ltd.	59,000	600,163
Yaskawa Electric Corp.	59,000	761,329
Yokohama Rubber Co. Ltd. (The)	59,000	576,108

		355,105,619
NETHERLANDS — 3.16%
Akzo Nobel NV	22,184	1,615,323
ASML Holding NV	91,686	8,715,321
CNH Industrial NVa	241,841	2,863,697
Fugro NV CVA	18,231	1,142,218
Heineken Holding NV	26,019	1,658,808
Heineken NV	59,177	4,094,960
ING Groep NV CVA[a]	494,007	6,301,643
OCI NVa	15,104	581,519
Reed Elsevier NV	177,236	3,574,526
Royal Boskalis Westminster NV CVA	19,529	941,716
Royal Vopak NV	17,877	1,102,054
TNT Express NV	92,059	851,048
Unilever NV CVA	419,549	16,637,883
Ziggo NV	43,188	1,855,658

		51,936,374
NEW ZEALAND — 0.13%
Auckland International Airport Ltd.	270,928	769,214
Fletcher Building Ltd.	113,752	940,641
SKYCITY Entertainment Group Ltd.	144,373	464,874
		2,174,729
NORWAY — 0.09%
Subsea 7 SA	68,676	1,453,711

		1,453,711
PORTUGAL — 0.17%
Galp Energia SGPS SA Class B	88,913	1,508,547
Jeronimo Martins SGPS SA	64,723	1,197,555

		2,706,102

Security	Shares	Value

SINGAPORE — 1.50%
CapitaLand Ltd.	649,000	$1,632,507
CapitaMalls Asia Ltd.	354,000	576,515
City Developments Ltd.	118,000	979,885
Genting Singapore PLC	1,593,000	1,958,580
Global Logistic Properties Ltd.	767,000	1,910,775
Jardine Cycle & Carriage Ltd.	28,000	827,347
Keppel Corp. Ltd.	354,200	3,098,375
Noble Group Ltd.	590,181	490,093
Oversea-Chinese Banking Corp. Ltd.	413,000	3,462,894
SembCorp Industries Ltd.	236,000	1,012,230
SembCorp Marine Ltd.[b]	236,000	856,210
Singapore Airlines Ltd.	118,000	992,252
Singapore Exchange Ltd.	217,000	1,284,138
Singapore Press Holdings Ltd.[b]	143,000	489,983
Singapore Technologies Engineering Ltd.	413,000	1,405,136
StarHub Ltd.	118,000	423,348
United Overseas Bank Ltd.	177,000	2,973,902
UOL Group Ltd.	59,000	313,468

		24,687,638
SPAIN — 1.09%
Amadeus IT Holding SA Class A	62,363	2,318,800
Bankia SAa	1,033,680	1,548,626
Distribuidora Internacional de Alimentacion SA	158,061	1,446,813
Grifols SA	37,701	1,548,141
Industria de Diseno Textil SA	56,463	9,288,130
International Consolidated Airlines Group SAa	245,499	1,368,398
Zardoya Otis SA	18,530	323,207

		17,842,115
SWEDEN — 3.53%
Alfa Laval AB	80,948	1,851,369
Assa Abloy AB Class B	86,848	4,317,538
Atlas Copco AB Class A	173,460	4,819,636
Atlas Copco AB Class B	100,064	2,494,236
Electrolux AB Class B	62,363	1,541,957
Elekta AB Class B	93,692	1,384,158
Getinge AB Class B	50,799	1,613,215
Hennes & Mauritz AB Class B	245,440	10,620,100
Hexagon AB Class B	61,596	1,852,339
Industrivarden AB Class C	30,031	536,015
Investor AB Class B	117,882	3,792,743
Lundin Petroleum ABa,b	56,699	1,172,349
Millicom International Cellular SA SDR	16,815	1,552,602
Sandvik AB	276,120	3,742,163
Scania AB Class B	29,146	585,528
SKF AB Class B	100,713	2,672,275
Svenska Cellulosa AB Class B	75,815	2,155,749
Swedish Match AB	52,156	1,723,206
Telefonaktiebolaget LM Ericsson Class B	389,223	4,652,475
Volvo AB Class B	390,993	5,030,121

		58,109,774
SWITZERLAND — 14.62%
ABB Ltd. Registered[a]	566,164	14,486,246
Actelion Ltd. Registered[a]	27,435	2,128,330
Aryzta AGa	22,538	1,687,457
Barry Callebaut AG Registered[a]	472	494,126

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2013

Security	Shares	Value

Compagnie Financiere Richemont SA Registered	134,520	$13,822,634
Credit Suisse Group AG Registered[a]	385,683	12,023,446
EMS-Chemie Holding AG Registered	2,242	818,885
Geberit AG Registered	9,971	2,987,281
Givaudan SA Registered[a]	2,124	3,021,050
Holcim Ltd. Registered[a]	58,941	4,399,991
Julius Baer Group Ltd.[a]	37,524	1,847,712
Kuehne & Nagel International AG Registered	13,865	1,756,187
Lindt & Spruengli AG Participation Certificates	236	998,156
Lindt & Spruengli AG Registered	24	1,209,607
Nestle SA Registered	830,071	60,040,473
Novartis AG Registered	295,531	22,991,728
Partners Group Holding AG	4,543	1,179,459
Roche Holding AG Genusschein	180,658	50,114,615
Schindler Holding AG Participation Certificates	12,626	1,794,452
Schindler Holding AG Registered	5,605	798,460
SGS SA Registered	1,416	3,324,406
Sika AG Bearer	590	1,864,049
Sonova Holding AG Registered[a]	12,980	1,692,825
Sulzer AG Registered	6,195	972,127
Swatch Group AG (The) Bearer	7,847	5,030,295
Swatch Group AG (The) Registered	11,505	1,284,474
Syngenta AG Registered	23,954	9,694,816
UBS AG Registered[a]	937,864	18,186,618

		240,649,905
UNITED KINGDOM — 20.05%
3i Group PLC	123,664	741,270
Aberdeen Asset Management PLC	247,800	1,763,255
Admiral Group PLC	31,506	647,399
Aggreko PLC	69,266	1,791,654
AMEC PLC	75,874	1,434,754
ARM Holdings PLC	359,133	5,686,173
Associated British Foods PLC	90,801	3,307,122
Babcock International Group PLC	92,571	1,896,240
BG Group PLC	875,501	17,912,809
British American Tobacco PLC	493,476	27,241,266
British Sky Broadcasting Group PLC	268,686	4,046,918
BT Group PLC	2,023,169	12,254,105
Bunzl PLC	85,373	1,888,698
Burberry Group PLC	112,985	2,786,360
Capita PLC	168,563	2,670,221
Centrica PLC	460,141	2,612,556
Cobham PLC	276,356	1,279,590
Coca-Cola HBC AG	47,082	1,363,069
Coca-Cola HBC AG SP ADR	4,713	136,017
Compass Group PLC	468,224	6,747,676
Croda International PLC	34,987	1,369,279
Diageo PLC	644,693	20,580,642
easyJet PLC[b]	41,713	877,241
Experian PLC	258,715	5,278,778
Fresnillo PLC	45,902	719,394
G4S PLC	397,542	1,670,178
GKN PLC	424,505	2,509,116
GlaxoSmithKline PLC	1,266,730	33,447,361
Glencore Xstrata PLC[a]	952,968	5,205,534
Hargreaves Lansdown PLC	54,752	1,046,779
IMI PLC	82,836	2,021,552
Inmarsat PLC	114,460	1,324,939
InterContinental Hotels Group PLC	69,053	2,015,791
Intertek Group PLC	41,418	2,217,186
Invensys PLC	166,852	1,348,365

Security	Shares	Value

ITV PLC	953,322	$2,923,840
Johnson Matthey PLC	52,805	2,548,491
London Stock Exchange Group PLC	30,031	792,230
Meggitt PLC	201,780	1,855,930
Melrose Industries PLC	324,205	1,667,820
Next PLC	41,182	3,602,578
Pearson PLC	208,270	4,363,273
Persimmon PLC[a]	77,762	1,580,396
Petrofac Ltd.	66,611	1,565,663
Prudential PLC	658,145	13,523,846
Randgold Resources Ltd.	22,656	1,688,921
Reckitt Benckiser Group PLC	166,793	12,991,178
Reed Elsevier PLC	305,443	4,288,937
Rexam PLC	72,806	607,660
Rolls-Royce Holdings PLC[a]	484,213	8,946,278
Royal Bank of Scotland Group PLC[a]	547,461	3,233,231
SABMiller PLC	246,620	12,892,998
Sage Group PLC (The)	285,951	1,548,669
Schroders PLC	26,432	1,095,190
Serco Group PLC	126,791	1,134,623
Severn Trent PLC	39,648	1,182,882
Shire PLC	142,485	6,297,495
Smith & Nephew PLC	233,109	2,984,870
Smiths Group PLC	101,598	2,342,314
Standard Chartered PLC	623,099	15,011,069
Tate & Lyle PLC	117,823	1,498,267
Travis Perkins PLC	62,481	1,863,091
Tullow Oil PLC	232,519	3,520,853
Unilever PLC	329,043	13,348,182
Vedanta Resources PLC	15,104	257,949
Weir Group PLC (The)	54,988	1,992,152
Whitbread PLC	46,079	2,541,470
William Hill PLC	143,842	926,467
Wm Morrison Supermarkets PLC	560,146	2,534,206
Wolseley PLC	70,859	3,826,235
WPP PLC	336,713	7,167,767

		329,986,308

TOTAL COMMON STOCKS (Cost: $1,160,602,455)		1,632,693,844

PREFERRED STOCKS — 0.44%

GERMANY — 0.43%
Fuchs Petrolub SE	9,027	731,423
Henkel AG & Co. KGaA	45,784	4,960,792
Porsche Automobil Holding SE	14,573	1,366,828

		7,059,043
UNITED KINGDOM — 0.01%
Rolls-Royce Holdings PLC[a]	41,642,318	66,903

		66,903

TOTAL PREFERRED STOCKS (Cost: $3,904,229)		7,125,946

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	8,181,443	$8,181,443
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	475,481	475,481
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	260,541	260,541

		8,917,465

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,917,465)		8,917,465

TOTAL INVESTMENTS IN SECURITIES — 100.19% (Cost: $1,173,424,149)		1,648,737,255
Other Assets, Less Liabilities — (0.19)%		(3,057,294)

NET ASSETS — 100.00%		$1,645,679,961

FDR  —  Fiduciary Depositary Receipts

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

158

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.55%

AUSTRALIA — 6.46%
ASX Ltd.	19,110	$663,950
Aurizon Holdings Ltd.	647,241	2,935,814
CFS Retail Property Trust Group	2,575,944	5,049,331
Commonwealth Bank of Australia	109,675	7,901,421
CSL Ltd.	24,787	1,631,307
Federation Centres	695,310	1,632,891
GPT Group	1,675,117	5,853,270
Stockland Corp. Ltd.	228,138	866,302
Telstra Corp. Ltd.	1,851,514	9,082,048
Transurban Group	591,822	3,979,023
Westfield Group	715,155	7,327,477
Westfield Retail Trust	1,705,845	4,991,431
Woolworths Ltd.	209,876	6,936,098

		58,850,363
BELGIUM — 1.12%
Belgacom SA	217,707	5,968,285
Colruyt SA	75,658	4,237,194

		10,205,479
DENMARK — 2.24%
Coloplast A/S Class B	55,272	3,608,736
Novo Nordisk A/S Class B	31,311	5,216,360
Novozymes A/S Class B	46,746	1,833,628
TDC A/S	700,455	6,332,662
TrygVesta A/S	36,897	3,376,130

		20,367,516
FINLAND — 0.24%
Elisa OYJ	88,494	2,217,268

		2,217,268
FRANCE — 4.30%
Bureau Veritas SA	28,077	848,915
Danone	29,106	2,161,291
Dassault Systemes SA	25,431	3,094,667
Essilor International SA	31,017	3,335,456
Eutelsat Communications SA	126,126	4,002,925
Iliad SA	23,768	5,441,438
L’Air Liquide SA	41,454	5,652,575
L’Oreal SA	3,528	605,055
SES SA Class A FDR	264,666	7,714,395
Sodexo	27,048	2,628,811
Total SA	46,011	2,831,412
Unibail-Rodamco SE	3,381	887,118

		39,204,058
GERMANY — 3.54%
Beiersdorf AG	55,860	5,339,456
Deutsche Telekom AG Registered	362,394	5,715,022
Fresenius Medical Care AG & Co. KGaA	117,547	7,792,094

Security	Shares	Value

Fresenius SE & Co. KGaA	27,195	$3,539,289
Linde AG	19,495	3,709,156
QIAGEN NVa	75,117	1,729,938
SAP AG	56,448	4,440,235

		32,265,190
HONG KONG — 7.33%
AIA Group Ltd.	882,000	4,476,522
BOC Hong Kong (Holdings) Ltd.	882,000	2,878,171
Cheung Kong Infrastructure Holdings Ltd.	740,000	5,149,328
CLP Holdings Ltd.[b]	1,230,500	9,903,612
Hang Seng Bank Ltd.	811,600	13,503,898
Hong Kong and China Gas Co. Ltd. (The)[b]	635,350	1,484,905
Link REIT (The)	2,318,000	11,690,083
MTR Corp. Ltd.	1,889,500	7,323,502
Power Assets Holdings Ltd.	986,500	8,219,720
Swire Pacific Ltd. Class A	186,000	2,148,355

		66,778,096
IRELAND — 0.27%
Ryanair Holdings PLC SP ADR	49,411	2,480,926

		2,480,926
ISRAEL — 1.59%
Bank Hapoalim BM	849,366	4,564,031
Bezeq The Israel Telecommunication Corp. Ltd.	1,656,112	2,889,955
Mizrahi Tefahot Bank Ltd.	135,652	1,595,838
NICE Systems Ltd.	60,123	2,374,749
Teva Pharmaceutical Industries Ltd.	81,893	3,071,729

		14,496,302
JAPAN — 26.80%
ABC-MART Inc.	39,800	1,991,825
Ajinomoto Co. Inc.	147,000	2,057,191
ANA Holdings Inc.[b]	1,764,000	3,685,863
Asahi Group Holdings Ltd.	39,800	1,075,018
Astellas Pharma Inc.	59,200	3,294,588
Bank of Kyoto Ltd. (The)	294,000	2,583,101
Bank of Yokohama Ltd. (The)	592,000	3,258,383
Benesse Holdings Inc.	103,600	3,864,805
Central Japan Railway Co.	6,800	880,236
Chiba Bank Ltd. (The)	1,036,000	7,370,584
Chugai Pharmaceutical Co. Ltd.	88,200	2,071,275
Chugoku Bank Ltd. (The)	249,900	3,594,016
Daito Trust Construction Co. Ltd.	21,500	2,193,609
East Japan Railway Co.	73,500	6,375,344
Eisai Co. Ltd.	161,700	6,345,378
FamilyMart Co. Ltd.	83,900	3,758,440
Gunma Bank Ltd. (The)	514,000	2,965,284
Hachijuni Bank Ltd. (The)	294,000	1,809,968
ITOCHU Techno-Solutions Corp.	44,100	1,728,310
Iyo Bank Ltd. (The)	301,000	3,135,481
Japan Airlines Co. Ltd.	88,200	5,151,218
Japan Prime Realty Investment Corp.	398	1,326,531
Japan Real Estate Investment Corp.	537	6,157,629
Joyo Bank Ltd. (The)	444,000	2,298,971
Kamigumi Co. Ltd.	296,000	2,573,520
Kao Corp.	83,900	2,792,106
KDDI Corp.	29,400	1,591,214

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

October 31, 2013

Security	Shares	Value

Keikyu Corp.	184,000	$1,731,037
Kintetsu Corp.	588,000	2,163,571
Kyowa Hakko Kirin Co. Ltd.	69,000	761,665
Lawson Inc.	80,900	6,489,481
McDonald’s Holdings Co. (Japan) Ltd.	98,600	2,729,565
Mitsubishi Tanabe Pharma Corp.	220,500	3,110,509
Nippon Building Fund Inc.	294	3,646,907
Nippon Telegraph and Telephone Corp.	142,700	7,403,353
Nissin Foods Holdings Co. Ltd.	79,400	3,399,042
Nitori Holdings Co. Ltd.	49,300	4,627,999
NTT DOCOMO Inc.	690,900	10,985,669
Odakyu Electric Railway Co. Ltd.	444,000	4,281,154
Ono Pharmaceutical Co. Ltd.	103,600	7,814,086
Oracle Corp. Japan	10,400	411,293
Oriental Land Co. Ltd.	70,200	11,248,028
Osaka Gas Co. Ltd.	735,000	3,094,027
Otsuka Holdings Co. Ltd.	279,300	7,942,585
PARK24 Co. Ltd.	102,900	2,009,544
Rakuten Inc.	117,600	1,531,881
Rinnai Corp.	14,700	1,138,722
Sankyo Co. Ltd.	69,200	3,286,841
Sanrio Co. Ltd.	14,700	806,095
Secom Co. Ltd.	79,000	4,750,790
Seven Bank Ltd.	852,600	3,015,515
Shimamura Co. Ltd.	30,900	3,473,927
Shizuoka Bank Ltd. (The)	790,000	8,881,561
Suzuken Co. Ltd.	44,400	1,602,039
Takeda Pharmaceutical Co. Ltd.	264,600	12,581,378
Tobu Railway Co. Ltd.	398,000	2,060,789
Toho Gas Co. Ltd.	294,000	1,531,281
Tokyo Gas Co. Ltd.	938,000	5,086,291
TonenGeneral Sekiyu K.K.	195,000	1,812,659
Unicharm Corp.	58,800	3,769,769
USS Co. Ltd.	176,400	2,581,902
West Japan Railway Co.	205,800	9,219,152
Yamato Holdings Co. Ltd.	323,400	6,942,008
Yamazaki Baking Co. Ltd.	23,000	233,962

		244,085,965
NETHERLANDS — 0.89%
Koninklijke Ahold NV	27,195	518,342
Unilever NV CVA	192,129	7,619,181

		8,137,523
NEW ZEALAND — 0.40%
Auckland International Airport Ltd.	1,269,492	3,604,320

		3,604,320
SINGAPORE — 4.77%
ComfortDelGro Corp. Ltd.	1,029,000	1,596,989
DBS Group Holdings Ltd.	882,000	11,903,640
Oversea-Chinese Banking Corp. Ltd.	1,029,000	8,627,887
Singapore Airlines Ltd.	775,000	6,516,911
Singapore Press Holdings Ltd.[b]	75,000	256,984
Singapore Telecommunications Ltd.	2,205,000	6,719,797
StarHub Ltd.	1,029,000	3,691,740
United Overseas Bank Ltd.	244,000	4,099,617

		43,413,565

Security	Shares	Value

SWITZERLAND — 12.12%
Banque Cantonale Vaudoise Registered	4,557	$2,541,312
Barry Callebaut AG Registered	3,476	3,638,946
EMS-Chemie Holding AG Registered	3,485	1,272,888
Givaudan SA Registered[a]	7,203	10,245,115
Lindt & Spruengli AG Registered	150	7,560,046
Nestle SA Registered	194,949	14,100,999
Novartis AG Registered	179,148	13,937,360
Partners Group Holding AG	12,011	3,118,310
Roche Holding AG Genusschein	51,745	14,354,088
Schindler Holding AG Registered	3,926	559,278
SGS SA Registered	2,897	6,801,416
Swiss Prime Site AG Registered	80,556	6,120,317
Swisscom AG Registered	30,135	15,411,096
Syngenta AG Registered	26,607	10,768,556

		110,429,727
UNITED KINGDOM — 27.48%
Admiral Group PLC	46,599	957,536
Associated British Foods PLC	207,711	7,565,177
AstraZeneca PLC	259,156	13,777,364
Babcock International Group PLC	129,654	2,655,854
BP PLC	611,291	4,740,601
British American Tobacco PLC	139,797	7,717,188
British Sky Broadcasting Group PLC	450,996	6,792,850
Capita PLC	274,302	4,345,242
Centrica PLC	1,762,089	10,004,663
Compass Group PLC	771,015	11,111,261
Diageo PLC	268,581	8,573,956
Experian PLC	37,416	763,430
G4S PLC	328,297	1,379,262
GlaxoSmithKline PLC	508,315	13,421,799
HSBC Holdings PLC	475,251	5,208,098
Imperial Tobacco Group PLC	124,950	4,675,347
Intertek Group PLC	57,330	3,068,987
J Sainsbury PLC	1,055,917	6,692,446
Land Securities Group PLC	72,030	1,143,927
Marks & Spencer Group PLC	382,347	3,092,895
National Grid PLC	1,055,192	13,299,415
Next PLC	60,041	5,252,353
Pearson PLC	477,750	10,008,901
Reckitt Benckiser Group PLC	183,208	14,269,709
Reed Elsevier PLC	483,483	6,788,921
Rexam PLC	236,964	1,977,771
Royal Dutch Shell PLC Class A	143,619	4,791,284
Royal Dutch Shell PLC Class B	195,363	6,778,032
Sage Group PLC (The)	230,790	1,249,925
Serco Group PLC	385,728	3,451,791
Shire PLC	131,565	5,814,857
SSE PLC	530,202	12,061,816
Tesco PLC	1,147,482	6,714,194
Unilever PLC	306,789	12,445,411
United Utilities Group PLC	189,042	2,139,673
Vodafone Group PLC	4,413,111	15,917,296
Wm Morrison Supermarkets PLC	2,137,821	9,671,906

		250,321,138

TOTAL COMMON STOCKS (Cost: $840,672,015)		906,857,436

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

October 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.60%

MONEY MARKET FUNDS — 0.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	4,926,242	$4,926,242
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	286,298	286,298
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	235,196	235,196

		5,447,736

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,447,736)		5,447,736

TOTAL INVESTMENTS IN SECURITIES — 100.15% (Cost: $846,119,751)		912,305,172
Other Assets, Less Liabilities — (0.15)%		(1,360,739)

NET ASSETS — 100.00%		$910,944,433

FDR  —  Fiduciary Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

161

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.36%

AUSTRALIA — 6.77%
Abacus Property Group	311,187	$686,601
Acrux Ltd.	317,293	805,234
Adelaide Brighton Ltd.	1,160,799	4,231,992
AET&D Holdings No. 1 Pty Ltd.[a,b]	169,200	2
Ainsworth Game Technology Ltd.	147,246	607,935
Ansell Ltd.	306,423	5,655,360
APN News & Media Ltd.[b]	1,506,385	663,309
Aquarius Platinum Ltd.[b,c]	883,622	581,538
Aquila Resources Ltd.[b]	276,579	591,909
ARB Corp. Ltd.	91,083	1,004,825
Ardent Leisure Group	592,185	1,113,128
Aristocrat Leisure Ltd.	561,921	2,687,161
Arrium Ltd.	2,468,844	3,237,952
Aspen Group	289,865	452,905
Astro Japan Property Trust	238,911	814,452
Atlas Iron Ltd.	1,415,133	1,386,962
Aurora Oil and Gas Ltd.[b]	565,413	1,740,108
Ausdrill Ltd.	437,760	634,241
Ausenco Ltd.	196,134	306,453
Austin Engineering Ltd.	98,235	367,443
Australand Property Group	220,869	780,137
Australian Agricultural Co. Ltd.[b]	953,388	1,015,662
Automotive Holdings Group	276,741	951,277
AWE Ltd.[b]	1,145,085	1,355,423
Bank of Queensland Ltd.	389,732	4,458,205
Beach Energy Ltd.	2,258,451	3,058,255
Beadell Resources Ltd.[b,c]	1,003,659	883,886
Billabong International Ltd.[b]	992,892	371,387
BlueScope Steel Ltd.[b]	903,408	4,268,856
Boart Longyear Ltd.[c]	1,766,370	719,246
Bradken Ltd.	301,293	1,780,331
Breville Group Ltd.	100,686	767,524
Buru Energy Ltd.[b,c]	281,688	444,130
BWP Trust	712,659	1,552,161
Cabcharge Australia Ltd.	161,362	615,791
Cardno Ltd.	204,997	1,374,383
carsales.com Ltd.	282,561	2,809,497
Challenger Diversified Property Group	223,197	551,640
Challenger Ltd.	812,056	4,613,858
Charter Hall Retail REIT	497,959	1,905,031
Clough Ltd.	393,141	541,675
Commonwealth Property Office Fund	2,938,809	3,325,572
Credit Corp. Group Ltd.	72,168	677,928
CSR Ltd.	550,369	1,302,930
Cudeco Ltd.[b,c]	195,684	372,459
David Jones Ltd.	1,020,643	2,628,874
Decmil Group Ltd.	282,562	676,957
Discovery Metals Ltd.[b,c]	3,921,516	248,803
Downer EDI Ltd.	716,924	3,346,933
Drillsearch Energy Ltd.[b,c]	614,883	754,031
DUET Group	2,197,471	4,473,924
DuluxGroup Ltd.	453,378	2,211,030
Emeco Holdings Ltd.	2,062,026	673,659
Energy Resources of Australia Ltd.[b,c]	631,779	765,777
Energy World Corp. Ltd.[b,c]	1,650,681	679,954
Envestra Ltd.	1,832,511	1,952,208

Security	Shares	Value

Evolution Mining Ltd.	761,548	$605,764
Fairfax Media Ltd.	2,722,887	1,559,955
FKP Property Group	309,915	544,394
Fleetwood Corp. Ltd.[c]	100,267	319,974
FlexiGroup Ltd.	232,938	1,036,729
Forge Group Ltd.	117,742	490,581
G.U.D Holdings Ltd.[c]	124,839	701,023
Gindalbie Metals Ltd.[b,c]	4,328,625	532,869
Goodman Fielder Ltd.	2,644,026	1,902,858
GrainCorp Ltd. Class A	352,401	4,117,934
Grange Resources Ltd.	1,746,643	355,607
GWA Group Ltd.	282,852	830,325
Hills Industries Ltd.	440,065	762,597
Horizon Oil Ltd.[b,c]	2,237,375	699,165
iiNET Ltd.	249,801	1,537,569
Imdex Ltd.	641,946	437,681
Independence Group NL	360,642	1,352,379
Indophil Resources NLb	1,372,647	201,473
Infigen Energy[b]	2,530,914	623,129
Investa Office Fund	1,223,124	3,602,118
Invocare Ltd.	162,960	1,691,292
IOOF Holdings Ltd.	466,764	3,973,599
Iress Ltd.	111,453	1,042,739
JB Hi-Fi Ltd.	208,065	4,295,192
Kagara Ltd.[a,b,c]	901,138	9
Karoon Gas Australia Ltd.[b]	289,367	1,213,891
Linc Energy Ltd.[b,c]	724,881	988,454
Lynas Corp. Ltd.[b,c]	3,652,341	1,193,212
M2 Telecommunications Group Ltd.	231,345	1,388,917
MACA Ltd.	224,943	536,785
Macmahon Holdings Ltd.[b]	4,099,676	582,328
Macquarie Atlas Roads Group	314,862	790,120
Maverick Drilling & Exploration Ltd.[b,c]	608,481	293,863
McMillan Shakespeare Ltd.	69,840	854,464
Medusa Mining Ltd.[b]	273,249	517,506
Mermaid Marine Australia Ltd.	183,913	653,087
Mesoblast Ltd.[b,c]	243,276	1,520,443
Metals X Ltd.[b]	2,507,256	379,879
Miclyn Express Offshore Ltd.	215,773	429,085
Mineral Deposits Ltd.[b,c]	227,853	673,188
Mineral Resources Ltd.	138,516	1,486,130
Monadelphous Group Ltd.[c]	94,575	1,628,161
Mount Gibson Iron Ltd.	1,361,023	1,147,050
Myer Holdings Ltd.	925,380	2,190,721
Navitas Ltd.	221,160	1,214,679
Northern Star Resources Ltd.	665,517	560,888
NRW Holdings Ltd.	486,926	645,532
Nufarm Ltd.	211,700	980,295
OM Holdings Ltd.[b]	875,037	265,157
OrotonGroup Ltd.	87,300	443,931
OZ Minerals Ltd.	360,258	1,234,950
Pacific Brands Ltd.	2,085,029	1,391,965
Paladin Energy Ltd.[b,c]	1,477,698	587,709
PanAust Ltd.	808,564	1,546,653
Papillon Resources Ltd.[b,c]	463,574	511,413
Perpetual Ltd.	46,738	2,035,893
Platinum Asset Management Ltd.	137,383	802,685
Premier Investments Ltd.	130,950	987,065
Primary Health Care Ltd.	760,850	3,559,205
Programmed Maintenance Services Ltd.	290,127	758,271
Qube Logistics Holdings Ltd.	353,565	726,534
Red Fork Energy Ltd.[b]	633,799	288,084
Regis Resources Ltd.	557,265	1,841,680
Reject Shop Ltd. (The)[c]	57,327	969,544
Resolute Mining Ltd.	955,805	583,789

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

Roc Oil Co. Ltd.[b,c]	2,362,179	$1,084,880
SAI Global Ltd.	358,605	1,395,678
Sandfire Resources NLb,c	116,400	719,769
Senex Energy Ltd.[b,c]	1,327,683	1,043,517
Seven West Media Ltd.	992,892	2,369,352
Sigma Pharmaceuticals Ltd.	3,012,582	1,626,076
Silex Systems Ltd.[b]	253,584	576,315
Silver Lake Resources Ltd.[b]	625,359	455,981
Sims Metal Management Ltd.[b]	217,377	2,050,218
Sirtex Medical Ltd.	92,247	1,086,675
Skilled Group Ltd.	344,933	1,153,019
SMS Management & Technology Ltd.	108,834	475,108
Southern Cross Media Group Ltd.	736,521	1,318,178
Spark Infrastructure Group	1,929,384	3,096,816
St Barbara Ltd.[b]	871,440	396,101
Starpharma Holdings Ltd.[b]	433,999	367,823
STW Communications Group Ltd.	1,026,754	1,545,933
Sundance Energy Australia Ltd.[b]	556,101	597,691
Sundance Resources Ltd.[b,c]	4,757,071	472,994
Super Retail Group Ltd.	174,891	2,215,902
Tassal Group Ltd.	589,331	1,735,588
Ten Network Holdings Ltd.[b]	2,600,376	689,479
Tiger Resources Ltd.[b]	2,074,830	776,080
TPG Telecom Ltd.	400,790	1,768,601
Transfield Services Ltd.	681,821	861,943
Transpacific Industries Group Ltd.[b]	1,588,457	1,722,297
UGL Ltd.	338,433	2,361,931
UXC Ltd.	483,933	437,639
Western Areas NLc	316,420	838,975
Western Desert Resources Ltd.[b,c]	538,350	369,598
Wotif.com Holdings Ltd.	182,166	765,909

		196,475,131
AUSTRIA — 0.91%
Austria Technologie & Systemtechnik AG	24,552	234,918
CA Immobilien Anlagen AGb	70,422	1,074,188
conwert Immobilien Invest SE	251,715	3,138,032
EVN AG	39,463	603,025
Kapsch TrafficCom AGc	3,971	214,701
Lenzing AG	11,828	884,409
Oesterreichische Post AG	107,094	5,039,743
RHI AG	83,808	3,095,096
S IMMO AG	464,808	3,134,254
Schoeller-Bleckmann Oilfield Equipment AG	24,627	2,845,833
Wienerberger AG	240,494	4,188,247
Zumtobel AG	111,611	1,997,592

		26,450,038
BELGIUM — 1.18%
Ackermans & van Haaren NV	67,803	7,354,892
Agfa-Gevaert NVb	413,027	982,642
Barco NV	31,724	2,407,016
Bekaert NV	53,253	2,237,442
Cofinimmo SA	33,465	4,047,292
Compagnie Maritime Belge SA	33,357	890,651
Econocom Group SAc	70,131	682,656
Elia System Operator SA	62,856	2,879,755
Euronav SAb	46,743	329,174
EVS Broadcast Equipment SA	23,172	1,521,562
Galapagos NVb,c	64,484	1,250,993
Intervest Offices & Warehouses	34,047	894,262
KBC Ancora SCA[b]	42,195	1,376,164
Nyrstar NVc	203,256	837,269

Security	Shares	Value

Recticel SA	65,075	$438,808
RHJ International SAb,c	190,642	997,834
SA D’Ieteren NV	29,973	1,416,002
Tessenderlo Chemie NV	91,374	2,290,670
ThromboGenics NVb,c	50,925	1,408,189

		34,243,273
DENMARK — 2.37%
ALK-Abello A/S	28,705	2,731,193
Alm. Brand A/Sb	127,330	498,992
Amagerbanken A/Sa,b	130,550	—
Auriga Industries A/S Class Bb	31,459	1,235,710
Bang & Olufsen A/S Class Bb	136,050	1,314,313
Bavarian Nordic A/Sb	64,484	787,501
Christian Hansen Holding A/S	126,585	4,695,384
D/S Norden A/S	48,193	2,124,050
East Asiatic Co. Ltd. A/Sb,c	79,029	1,354,063
FLSmidth & Co. A/Sc	82,935	4,149,584
Genmab A/Sb	61,574	2,676,764
GN Store Nord A/S	357,639	8,168,087
IC Companys A/S	15,132	410,967
Jyske Bank A/S Registered[b,c]	80,193	4,532,759
NKT Holding A/S	58,082	2,822,449
Pandora A/S	109,127	5,209,453
Rockwool International A/S Class B	8,730	1,378,819
Royal Unibrew A/S	19,098	2,454,152
Schouw & Co. A/S	25,791	966,061
SimCorp AS	123,384	4,048,142
Solar Holdings A/S Class B	12,119	691,410
Sydbank A/Sb	129,362	3,826,922
Topdanmark A/Sb	110,070	3,001,408
United International Enterprises Ltd.	4,947	947,696
Vestas Wind Systems A/Sb	321,555	8,645,133

		68,671,012
FINLAND — 1.37%
Amer Sports OYJ Class A	230,763	4,749,753
Biotie Therapies OYJ[b]	694,908	330,654
Cargotec Corp. OYJ Class B	29,283	1,072,487
Caverion Corp.[b]	232,509	1,820,712
Citycon OYJ	1,007,733	3,603,132
HKScan OYJ Class A	46,449	212,807
Huhtamaki OYJ	206,927	4,984,939
Kemira OYJ	72,341	1,163,451
Konecranes OYJ	98,940	3,341,200
Metsa Board OYJ Class B	161,796	629,090
Outokumpu OYJ[b,c]	1,569,363	874,755
Outotec OYJ[c]	334,068	3,310,864
Poyry OYJ[b]	50,232	266,059
Ramirent OYJ	86,595	1,043,051
Rautaruukki OYJ	61,401	532,985
Sponda OYJ	158,596	823,634
Stockmann OYJ Abp Class Bc	31,902	510,907
Talvivaara Mining Co. PLC[b,c]	4,005,324	392,057
Technopolis OYJ	131,242	892,117
Tieto OYJ	141,717	3,121,159
Uponor OYJ	154,812	3,062,292
YIT OYJ	232,509	3,021,876

		39,759,981
FRANCE — 4.38%
Air France-KLM[b,c]	195,843	2,052,775

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

Alcatel-Lucent[b,c]	3,819,957	$14,629,324
ALTEN	16,587	752,494
Altran Technologies SAb	309,915	2,755,493
Aperam	77,865	1,335,920
Artprice.com[b,c]	11,931	275,094
Beneteau SAb	146,836	2,692,920
BOURBON SA	97,525	2,788,929
Club Mediterranee SAb	81,480	1,924,109
Compagnie Plastic Omnium SA	68,094	1,953,306
Derichebourg[b]	348,716	1,223,124
Eiffage SA	44,814	2,663,928
Etablissements Maurel et Prom	165,870	2,681,196
Euler Hermes SA	8,730	1,154,086
Eurofins Scientific SA	18,624	5,113,235
Faurecia[b]	55,468	1,624,303
GameLoft SAb,c	93,120	989,985
Groupe Steria SCA	84,390	1,564,892
Haulotte Group[b]	125,579	1,539,935
Havas SA	708,876	5,913,363
Ingenico SAc	72,180	5,442,215
Ipsen SA	20,553	902,939
Ipsos SA	40,740	1,720,566
Jacquet Metal Service SA	91,251	1,535,809
M6-Metropole Television	38,994	899,884
Medica SA	40,449	1,042,068
MPI	209,071	912,384
Neopost SAc	45,687	3,463,334
Nexans SAc	71,755	3,209,423
Nexity	64,193	2,522,113
Orco Property Group[b]	198,171	600,792
Orpea SA	83,226	4,497,541
Parrot SAb	18,791	525,233
PSA Peugeot Citroen SAb,c	346,290	4,569,400
Rallye SA	7,463	318,227
Rubis SCA	40,449	2,531,207
Saft Groupe SA	80,775	2,567,441
SEB SA	50,347	4,529,118
Sechilienne-Sidec	70,886	1,735,614
Societe Television Francaise 1	136,188	2,629,094
Soitec SAb,c	291,769	662,422
Solocal Group[b]	198,753	464,752
Technicolor SA Registered[b]	642,819	3,486,908
Teleperformance SA	121,648	6,459,757
Ubisoft Entertainment SAb	99,522	1,282,645
Valeo SA	117,273	11,662,491
Vicat SA	6,984	522,686
Virbac SA	3,201	644,713

		126,969,187
GERMANY — 6.20%
Aareal Bank AGb	57,036	2,196,332
ADVA Optical Networking SEb	135,177	724,433
AIXTRON SEb,c	172,706	2,497,031
Alstria Office REIT AG	68,095	864,466
Aurubis AG	77,697	4,907,524
Balda AG	117,637	730,708
Bechtle AG	13,969	898,267
Bertrandt AG	16,193	2,121,305
Bilfinger Berger SE	88,755	9,866,560
Borussia Dortmund GmbH & Co. KGaA	195,843	1,014,406
Carl Zeiss Meditec AG Bearer	39,867	1,262,298
CENTROTEC Sustainable AG	25,209	628,370
Colonia Real Estate AGb,c	68,679	450,039
CTS Eventim AG	27,645	1,351,122

Security	Shares	Value

Delticom AG	4,262	$225,220
Deutsche EuroShop AG	36,957	1,645,459
Deutsche Wohnen AG Bearer	224,652	4,233,041
DEUTZ AGb	297,801	2,838,070
Dialog Semiconductor PLC[b]	86,887	1,676,163
DMG MORI SEIKI AG	145,209	4,790,190
Draegerwerk AG & Co. KGaA	4,844	480,735
Drillisch AG	59,946	1,549,657
Duerr AG	34,920	3,066,802
ElringKlinger AG	92,835	3,959,180
Freenet AG	218,383	5,695,863
GAGFAH SAb	184,516	2,626,393
Gerresheimer AG	68,094	4,519,450
Gerry Weber International AG	26,190	1,088,631
Gesco AG	6,693	681,434
GSW Immobilien AG	57,909	2,691,291
Heidelberger Druckmaschinen AGb	448,499	1,205,444
Indus Holding AG	20,661	744,348
Kloeckner & Co. SEb	189,870	2,688,404
Kontron AG	216,928	1,488,133
Krones AG	9,021	791,767
KUKA AG	78,013	3,559,327
KWS Saat AG	2,619	936,953
LEG Immobilien AG	24,944	1,424,277
LEONI AG	75,369	5,124,229
MLP AG	171,549	1,071,416
MorphoSys AGb,c	78,580	6,101,029
MTU Aero Engines Holding AG	104,760	10,480,771
Nordex SEb	80,609	1,419,163
NORMA Group SE	44,814	2,248,422
PATRIZIA Immobilien AGb	62,082	584,051
Pfeiffer Vacuum Technology AG	11,931	1,393,476
Prime Office REIT AGb	98,825	433,152
QSC AG	234,674	1,461,199
R Stahl AG	6,590	319,213
Rational AG	2,328	715,271
Rheinmetall AG	78,279	4,861,808
Rhoen Klinikum AG	170,235	4,759,447
SAF-Holland SAb	62,857	896,840
Salzgitter AG	32,883	1,451,776
SGL Carbon SEc	76,533	2,995,500
Sky Deutschland AGb,c	687,051	6,790,509
Software AG	125,130	4,650,920
Stada Arzneimittel AG	109,998	6,341,336
Stroer Out-Of-Home Media AGb	35,396	613,541
Suss Microtec AGb,c	36,375	387,356
Symrise AG	233,091	9,893,213
TAG Immobilien AG	132,987	1,609,082
Tom Tailor Holding AGb,c	23,571	538,352
TUI AGb	188,277	2,503,056
Vossloh AGc	24,735	2,554,995
Wacker Neuson SE	21,825	336,470
Wincor Nixdorf AG	63,158	4,190,985
Wirecard AG	219,123	8,000,038
XING AG	9,500	961,798

		179,807,507
GREECE — 0.83%
Alpha Bank AEb,c	2,620,224	2,358,171
Bank of Cyprus PLC[a,b]	2,140,177	29
Ellaktor SAb	145,920	636,794
Folli Follie Group[b]	52,380	1,559,511
Frigoglass SAb	40,080	321,483
Hellenic Exchanges SA	107,670	1,135,888

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

Hellenic Petroleum SA	134,028	$1,749,225
Intralot SA	164,250	435,431
Jumbo SAb	159,468	2,146,286
Marfin Investment Group Holdings SAb,c	1,772,352	1,132,470
Metka SA	31,536	593,793
Motor Oil (Hellas) Corinth Refineries SA	69,600	830,774
Mytilineos Holdings SAb	108,000	876,551
National Bank of Greece SAb	649,152	3,662,465
Public Power Corp. SA	177,510	2,644,919
Terna Energy SA	98,443	488,491
Titan Cement Co. SAb	87,300	2,385,554
Viohalco Hellenic Copper and Aluminum Industry SAb	118,080	1,171,867

		24,129,702
HONG KONG — 2.73%
Bonjour Holdings Ltd.	2,328,000	504,452
Brightoil Petroleum (Holdings) Ltd.[b,c]	3,390,512	581,627
Cafe de Coral Holdings Ltd.[c]	1,746,000	5,990,365
Champion REIT[c]	6,418,000	2,864,199
China Daye Non-Ferrous Metals Mining Ltd.[b,c]	6,198,000	162,284
Chow Sang Sang Holdings International Ltd.[c]	291,000	943,970
Citic Telecom International Holdings Ltd.	2,037,000	638,447
CK Life Sciences International (Holdings) Inc.	7,944,000	737,733
CSI Properties Ltd.	14,550,000	506,704
CST Mining Group Ltd.[b]	37,248,000	432,387
Dah Sing Banking Group Ltd.[c]	349,200	658,490
Dickson Concepts International Ltd.	1,018,500	634,506
Emperor Watch & Jewellery Ltd.[c]	5,820,000	465,417
Esprit Holdings Ltd.[c]	3,094,800	5,684,208
FIH Mobile Ltd.[b]	3,201,000	1,804,241
G-Resources Group Ltd.[b,c]	34,169,400	1,022,475
Giordano International Ltd.	2,910,000	2,728,694
Great Eagle Holdings Ltd.	291,000	1,035,928
HKR International Ltd.	931,200	455,208
Hong Kong Television Network Ltd.[c]	1,164,000	381,342
Hutchison Telecommunications Hong Kong Holdings Ltd.[c]	4,656,000	2,041,829
I.T Ltd.	582,000	177,159
IRC Ltd.[b]	2,328,000	252,226
Johnson Electric Holdings Ltd.	4,510,500	3,246,282
K. Wah International Holdings Ltd.[c]	2,037,000	1,116,625
Lai Sun Development Co. Ltd.[b]	39,285,665	1,124,902
Luk Fook Holdings International Ltd.	582,000	2,079,362
Man Wah Holdings Ltd.	424,800	732,012
Melco International Development Ltd.[c]	1,746,000	5,483,661
Midland Holdings Ltd.[c]	1,746,000	711,637
Mongolia Energy Corp. Ltd.[b]	7,173,000	249,800
Neo-Neon Holdings Ltd.[b]	1,258,500	290,559
Newocean Energy Holdings Ltd.	1,746,000	1,062,952
Oriental Press Group Ltd.	3,288,000	385,923
Pacific Andes International Holdings Ltd.	3,870,000	174,705
Pacific Basin Shipping Ltd.	3,783,000	2,708,050
Pacific Textile Holdings Ltd.	582,000	798,715
Pico Far East Holdings Ltd.	1,164,000	367,829
Prosperity REIT	3,783,000	1,136,893
Sa Sa International Holdings Ltd.[c]	1,164,000	1,270,138
Samson Holding Ltd.	2,226,000	310,082
Shun Tak Holdings Ltd.	2,328,000	1,348,207
Singamas Container Holdings Ltd.	2,328,000	543,487
SITC International Holdings Co. Ltd.	1,164,000	492,441
SmarTone Telecommunications Holding Ltd.[c]	582,000	767,187
Stella International Holdings Ltd.[c]	582,000	1,433,784
Techtronic Industries Co. Ltd.[c]	2,473,500	6,221,197
Television Broadcasts Ltd.	494,700	2,893,654
Texwinca Holdings Ltd.	1,164,000	1,190,566

Security	Shares	Value

Trinity Ltd.[c]	1,164,000	$435,390
Value Partners Group Ltd.[c]	873,000	530,350
VST Holdings Ltd.	2,034,000	401,393
VTech Holdings Ltd.[c]	291,600	4,186,105
Wing Hang Bank Ltd.	145,500	2,069,979
Xinyi Glass Holdings Co. Ltd.[c]	2,910,000	2,882,582

		79,350,340
IRELAND — 1.34%
C&C Group PLC	671,636	3,941,803
DCC PLC	165,585	7,446,154
FBD Holdings PLC	136,050	2,940,862
Glanbia PLC	234,092	3,284,318
Grafton Group PLC Units	454,901	4,348,525
Kingspan Group PLC	132,924	2,226,348
Paddy Power PLC	82,062	6,693,793
Smurfit Kappa Group PLC	333,488	8,115,442

		38,997,245
ISRAEL — 1.11%
Africa Israel Investments Ltd.[b]	80,429	135,711
Africa Israel Properties Ltd.[b]	30,595	477,380
Airport City Ltd.[b]	110,452	959,470
AL-ROV (Israel) Ltd.[b]	13,715	457,537
Alony Hetz Properties & Investments Ltd.	106,506	721,813
Alrov Properties and Lodgings Ltd.[b]	15,903	463,648
Amot Investments Ltd.	179,399	515,897
Avgol Industries 1953 Ltd.	443,848	399,812
Babylon Ltd.	44,232	94,896
Bayside Land Corp. Ltd.	1,746	453,127
Cellcom Israel Ltd.[b]	51,507	603,597
Clal Industries Ltd.	87,882	393,067
Clal Insurance Enterprises Holdings Ltd.	11,058	217,694
Delek Automotive Systems Ltd.	28,410	315,250
Discount Investment Corp. Ltd. Registered[b]	137,934	966,163
Electra (Israel) Ltd.	4,262	536,633
EZchip Semiconductor Ltd.[b]	36,702	968,979
Frutarom	96,193	1,728,339
Gazit Globe Ltd.	82,353	1,130,053
Given Imaging Ltd.[b]	25,899	519,798
Hadera Paper Ltd.[b]	9,500	560,419
Harel Insurance Investments & Financial Services Ltd.	107,670	634,244
Israel Discount Bank Ltd. Class Ab,c	521,763	1,046,743
Ituran Location and Control Ltd.	66,812	1,228,537
Jerusalem Economy Ltd.	34,818	312,745
Jerusalem Oil Exploration Ltd.[b]	41,792	1,548,568
Koor Industries Ltd.[b]	12,604	260,558
MATRIX IT Ltd.	137,214	725,226
Melisron Ltd.	45,865	1,218,460
Menorah Mivtachim Holdings Ltd.	41,211	476,500
Migdal Insurance & Financial Holdings Ltd.	193,949	339,548
Naphtha Israel Petroleum Corp. Ltd.[b]	209,945	1,355,424
Nitsba Holdings (1995) Ltd.[b]	48,916	688,047
Norstar Holdings Inc.	27,246	754,478
Oil Refineries Ltd.[b]	944,004	306,339
Ormat Industries Ltd.[b]	67,394	456,552
Osem Investment Ltd.	56,627	1,253,819
Partner Communications Co. Ltd.[b]	92,997	767,939
Paz Oil Co. Ltd.[b]	5,238	816,105
Plasson Industries Ltd.	19,389	642,967
Property & Building Corp. Ltd.	6,882	463,669
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	37,838	2,053,637
Shikun & Binui Ltd.	289,836	695,939

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

Shufersal Ltd.	171,251	$693,442
Strauss Group Ltd.	49,648	878,643
Tower Semiconductor Ltd.[b]	1	1

		32,237,413
ITALY — 3.58%
A2A SpA	1,533,279	1,731,170
Alerion Cleanpower SpA	103,305	502,505
Arnoldo Mondadori Editore SpA[b,c]	1,031,701	2,210,492
Azimut Holding SpA	266,265	6,772,778
Banca Carige SpA[b,c]	1,177,968	946,455
Banca Generali SpA	77,697	2,035,471
Banca Piccolo Credito Valtellinese Scrl[b]	786,771	1,411,891
Banca Popolare dell’Emilia Romagna SCb	508,959	4,902,319
Banca Popolare di Milano Scrl[b,c]	4,475,430	3,005,057
Banca Popolare di Sondrio Scrl	410,970	2,367,827
Banco Popolare Scrl[b]	2,746,458	5,473,762
Beni Stabili SpA	2,579,787	1,774,652
Buzzi Unicem SpA	218,965	3,801,409
CIR SpA[b]	1,736,506	2,896,675
Danieli & C. Officine Meccaniche SpA RNC	162,526	3,369,548
Davide Campari-Milano SpA	656,787	5,732,427
De’Longhi SpA	48,597	753,170
DiaSorin SpA	39,576	1,875,591
EI Towers SpA	19,655	823,005
ERG SpA	170,960	2,091,780
Fondiaria-Sai SpA[b]	746,997	1,918,358
Gemina SpA[b]	1,346,856	3,277,579
Gruppo Editoriale L’Espresso SpA[b]	1,045,664	2,092,565
GTECH SpA	77,697	2,365,034
Hera SpA[c]	1,539,258	3,111,726
Immsi SpA[b]	735,357	454,871
Interpump Group SpA	84,972	947,259
Italcementi SpA RNC	179,258	843,206
Juventus Football Club SpA[b]	2,693,538	876,650
Marr SpA	197,727	3,112,816
Mediaset SpA[b]	1,087,176	5,456,831
Mediolanum SpA	309,333	2,695,648
Piaggio & C. SpA[c]	159,034	459,655
Recordati SpA	339,015	4,456,812
Reply SpA	19,788	1,288,595
Salvatore Ferragamo SpA	56,745	1,947,134
Saras SpA[b,c]	424,953	526,306
Societa Cattolica di Assicurazioni Scrl	157,237	3,986,691
Sogefi SpA	155,553	888,192
Sorin SpA[b]	539,514	1,488,942
Tod’s SpA	14,550	2,427,094
Unipol Gruppo Finanziario SpA	450,177	2,392,980
Yoox SpA[b,c]	66,348	2,390,301

		103,883,229
JAPAN — 26.84%
77 Bank Ltd. (The)	291,000	1,438,538
Access Co. Ltd.[b]	145,500	972,867
Accordia Golf Co. Ltd.	174,600	1,914,887
Achilles Corp.	582,000	966,935
Adastria Holdings Co. Ltd.	44,940	2,102,483
Adeka Corp.	174,600	2,048,360
Aderans Co. Ltd.	29,100	355,630
Advance Residence Investment Corp.	2,037	4,613,407
AEON Delight Co. Ltd.	29,100	565,924
Ai Holdings Corp.	174,600	2,237,001
Aida Engineering Ltd.	116,400	1,123,543

Security	Shares	Value

AIFUL Corp.[b]	523,800	$2,514,624
Airport Facilities Co. Ltd.	87,300	762,574
Akebono Brake Industry Co. Ltd.[c]	116,400	558,805
Alpha Systems Inc.	35,100	479,758
Alps Electric Co. Ltd.[b]	349,200	3,053,854
Anritsu Corp.	291,000	3,805,453
Aoyama Trading Co. Ltd.	87,300	2,221,874
Arcs Co. Ltd.	29,100	545,755
Asahi Diamond Industrial Co. Ltd.	87,300	846,216
Asahi Holdings Inc.	58,200	960,410
Atsugi Co. Ltd.	582,000	688,126
Autobacs Seven Co. Ltd.	116,400	1,696,585
Avex Group Holdings Inc.	58,200	1,474,724
Awa Bank Ltd. (The)	873,000	4,555,866
Azbil Corp.	174,800	4,215,440
Bank of Nagoya Ltd. (The)	582,000	1,993,191
Calsonic Kansei Corp.	582,000	2,794,027
Canon Marketing Japan Inc.	116,400	1,557,774
Capcom Co. Ltd.	116,400	2,174,714
Chuetsu Pulp & Paper Co. Ltd.	582,000	943,207
CMK Corp.	203,700	585,500
COMSYS Holdings Corp.	291,000	4,033,840
CyberAgent Inc.	87,300	2,380,262
Daiei Inc. (The)[b]	285,850	990,613
Daifuku Co. Ltd.	291,000	3,731,302
Daihen Corp.	582,000	2,479,625
Daiichikosho Co. Ltd.	58,200	1,663,959
Daikokutenbussan Co. Ltd.	32,100	963,883
Daikyo Inc.	582,000	1,803,364
Dainippon Screen Manufacturing Co. Ltd.[b]	291,000	1,666,925
Daio Paper Corp.	291,000	2,150,392
Daiseki Co. Ltd.	58,200	1,141,933
Daishi Bank Ltd. (The)	1,455,000	5,071,960
Daiwa House REIT Investment Corp.	291	2,230,476
Daiwa Office Investment Corp.	582	2,586,403
Daiwabo Holdings Co. Ltd.	582,000	1,115,238
Daiwahouse Residential Investment Corp.	582	2,414,372
DCM Holdings Co. Ltd.	174,600	1,219,050
Denki Kagaku Kogyo K.K.	582,000	2,432,168
DIC Corp.	1,164,000	3,357,578
Digital Garage Inc.	58,200	1,532,859
DISCO Corp.	58,200	3,671,980
DMG Mori Seiki Co Ltd.	233,200	3,769,801
Dowa Holdings Co. Ltd.	291,000	2,740,638
Dr. Ci:Labo Co. Ltd.[c]	582	1,924,972
Duskin Co. Ltd.	232,800	4,733,829
Ebara Corp.	873,000	4,680,440
EDION Corp.	233,200	1,167,070
Euglena Co. Ltd.[b,c]	145,500	2,183,019
Exedy Corp.	116,400	3,453,679
Frontier Real Estate Investment Corp.	291	2,915,635
Fudo Tetra Corp.[b]	338,900	656,314
Fuji Machine Manufacturing Co. Ltd.	291,000	2,621,996
Fuji Oil Co. Ltd.	116,400	417,621
Fuji Oil Co. Ltd. New	145,500	2,650,173
Fuji Soft Inc.	87,300	1,736,924
Fujikura Ltd.	873,000	3,977,484
Fujimi Inc.	29,100	390,926
Funai Electric Co. Ltd.	58,200	618,127
Fuso Pharmaceutical Industries Ltd.	28,000	89,043
Futaba Industrial Co. Ltd.[b]	145,500	541,306
Gakken Holdings Co. Ltd.	291,000	898,716
Global One Real Estate Investment Corp. Ltd.	582	3,434,696
Glory Ltd.	174,800	4,331,249
GLP J-Reit	3,201	3,331,180

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

GMO Internet Inc.	261,900	$2,973,770
GNI Group Ltd.[b,c]	291,000	1,361,421
GS Yuasa Corp.	582,000	3,494,017
Gulliver International Co. Ltd.	203,700	1,212,525
Gunze Ltd.	291,000	777,107
H.I.S. Co. Ltd.	58,200	3,138,090
H2O Retailing Corp.	291,000	2,470,727
Hanwa Co. Ltd.	873,000	4,057,568
Haseko Corp.[b,c]	526,000	3,881,602
Heiwa Corp.	58,200	975,240
Heiwa Real Estate Co. Ltd.	145,500	2,621,996
Heiwa Real Estate REIT Inc.	1,164	928,970
Higo Bank Ltd. (The)	873,000	4,956,284
Hitachi Zosen Corp.	437,600	3,474,573
Hogy Medical Co. Ltd.	58,200	3,387,239
Hokkoku Bank Ltd. (The)	1,164,000	4,294,853
Honeys Co. Ltd.	61,110	670,833
HORIBA Ltd.	58,200	2,123,698
Hoshizaki Electric Co. Ltd.	58,200	2,132,596
Hosiden Corp.	233,000	1,272,939
House Foods Group Inc.	174,600	2,765,553
Hyakugo Bank Ltd. (The)	873,000	3,550,372
Hyakujushi Bank Ltd. (The)	1,164,000	4,235,532
Iino Kaiun Kaisha Ltd.	261,900	1,719,127
Inabata & Co. Ltd.	174,600	1,706,670
Internet Initiative Japan Inc.	58,200	1,633,112
Iseki & Co. Ltd.	582,000	1,886,413
Ishihara Sangyo Kaisha Ltd.[b]	873,000	809,734
IT Holdings Corp.	204,000	2,933,891
ITO EN Ltd.	87,300	1,961,158
Izumi Co. Ltd.	116,400	3,778,759
J Trust Co. Ltd.	116,400	2,009,801
JAFCO Co. Ltd.	58,200	2,906,737
Japan Airport Terminal Co. Ltd.	146,000	3,531,322
Japan Digital Laboratory Co. Ltd.	174,600	2,083,953
Japan Excellent Inc.	582	3,606,727
Japan Hotel REIT Investment Corp.	3,783	1,783,343
Japan Logistics Fund Inc.	582	6,050,759
Japan Rental Housing Investments Inc.	1,746	1,277,778
Japan Securities Finance Co. Ltd.	349,200	2,548,437
Juki Corp.[b,c]	582,000	1,097,442
Juroku Bank Ltd. (The)	873,000	3,416,899
JVC Kenwood Corp.	296,380	580,012
K’s Holdings Corp.	87,360	2,560,874
kabu.com Securities Co. Ltd.	232,800	1,224,389
Kagome Co. Ltd.	203,700	3,537,915
Kagoshima Bank Ltd. (The)	582,000	3,909,265
Kakaku.com Inc.	232,800	4,494,172
Kaken Pharmaceutical Co. Ltd.	291,000	4,549,934
Kanematsu Corp.	2,332,000	3,161,309
Kasumi Co. Ltd.	145,500	898,716
Kawasaki Kisen Kaisha Ltd.	1,164,000	2,657,588
Kayaba Industry Co. Ltd.	291,000	1,678,789
Keihin Corp.	145,600	2,372,994
Keiyo Bank Ltd. (The)	873,000	4,440,190
Kenedix Inc.[b]	436,500	2,251,238
Kenedix Realty Investment Corp.	582	2,613,098
Kewpie Corp.	320,100	4,818,955
Kitz Corp.	523,800	2,253,018
Kiyo Bank Ltd. (The)[b]	262,400	3,495,635
Koa Corp.	58,200	546,941
Kobayashi Pharmaceutical Co. Ltd.	116,400	6,513,464
Komeri Co. Ltd.	116,400	2,841,484
Konaka Co. Ltd.	58,200	518,467
Kyodo Printing Co. Ltd.	332,000	923,820

Security	Shares	Value

KYORIN Holdings Inc.	203,700	$4,337,267
Leopalace21 Corp.[b]	291,000	2,013,954
Lintec Corp.	58,200	1,205,406
Lion Corp.	291,000	1,747,008
Macnica Inc.	29,100	788,675
Macromill Inc.	116,400	732,023
Maruha Nichiro Holdings Inc.	1,456,000	2,790,011
Marusan Securities Co. Ltd.	320,100	2,613,394
Matsui Securities Co. Ltd.	145,500	1,549,766
Matsuya Co. Ltd.[b]	87,300	1,065,112
Medinet Co. Ltd.[b]	1,164	520,247
MEGMILK SNOW BRAND Co. Ltd.	58,200	827,530
Meidensha Corp.	291,000	1,085,577
Meitec Corp.	146,100	3,891,135
MID REIT Inc.	873	2,016,327
Minebea Co. Ltd.	582,000	3,215,207
Ministop Co. Ltd.	29,100	454,697
Misumi Group Inc.	203,700	5,956,735
Mitsubishi Steel Manufacturing Co. Ltd.	873,000	2,482,591
Mitsui Engineering & Shipbuilding Co. Ltd.	1,164,000	2,277,933
Mitsui Mining & Smelting Co. Ltd.	873,000	2,224,544
Mitsumi Electric Co. Ltd.[b]	145,500	977,316
Mizuno Corp.[c]	873,000	4,920,691
Monex Group Inc.	338,870	1,229,617
Mori Hills REIT Investment Corp.	291	2,043,614
MORI TRUST Sogo REIT Inc.[c]	582	5,184,670
MOS Food Services Inc.	29,100	564,738
Moshi Moshi Hotline Inc.	87,300	1,096,255
Musashino Bank Ltd. (The)	116,400	4,081,296
Nagase & Co. Ltd.	291,000	3,615,625
NanoCarrier Co. Ltd.[b,c]	582	1,251,677
Nanto Bank Ltd. (The)	582,000	2,307,594
Net One Systems Co. Ltd.	203,700	1,422,225
Nichi-Iko Pharmaceutical Co. Ltd.	116,400	2,903,178
Nichicon Corp.	145,500	1,517,139
Nichirei Corp.	291,000	1,500,826
Nifco Inc.	145,500	3,870,706
Nihon Dempa Kogyo Co. Ltd.	87,300	812,403
Nihon Kohden Corp.	116,600	4,795,444
Nihon Parkerizing Co. Ltd.	291,000	5,682,968
Nihon Unisys Ltd.	261,900	2,333,102
Nippon Accommodations Fund Inc.	291	2,091,071
Nippon Carbon Co. Ltd.	582,000	1,133,034
Nippon Chemi-Con Corp.[b]	291,000	1,310,998
Nippon Coke & Engineering Co. Ltd.	727,500	919,478
Nippon Denko Co. Ltd.	291,000	845,327
Nippon Kayaku Co. Ltd.	582,000	8,132,932
Nippon Konpo Unyu Soko Co. Ltd.	232,800	4,052,822
Nippon Light Metal Holdings Co. Ltd.	1,455,000	2,076,241
Nippon Paint Co. Ltd.	582,000	9,764,265
Nippon Paper Industries Co. Ltd.[c]	145,500	2,317,975
Nippon Seiki Co. Ltd.	291,000	4,745,694
Nippon Sharyo Ltd.	582,000	3,060,972
Nippon Sheet Glass Co. Ltd.[b]	1,164,000	1,506,758
Nippon Shinyaku Co. Ltd.	291,000	5,012,639
Nippon Shokubai Co. Ltd.	291,000	3,568,168
Nippon Suisan Kaisha Ltd.[b]	843,900	1,720,314
Nishimatsuya Chain Co. Ltd.	233,200	1,730,401
Nishio Rent All Co. Ltd.	58,200	1,572,011
Nissan Chemical Industries Ltd.	174,600	2,735,299
Nisshin OilliO Group Ltd. (The)	582,000	1,957,599
Nisshin Steel Holdings Co. Ltd.	116,400	1,548,283
Nisshinbo Holdings Inc.	291,000	2,562,675
Nitto Boseki Co. Ltd.	582,000	2,699,113
Nitto Kogyo Corp.	29,100	460,036

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

North Pacific Bank Ltd.	465,600	$2,031,157
NSD Co. Ltd.	233,200	2,854,686
NTN Corp.[b]	873,000	4,173,244
OBIC Co. Ltd.	116,400	3,654,184
Ogaki Kyoritsu Bank Ltd. (The)	873,000	2,455,896
Okasan Securities Group Inc.	873,000	7,510,060
Oki Electric Industry Co. Ltd.[b]	1,455,000	3,321,986
Okinawa Electric Power Co. Inc. (The)	58,200	2,022,852
Okuma Corp.	294,000	2,472,225
OncoTherapy Science Inc.[b]	203,700	622,872
Onoken Co. Ltd.	87,300	1,048,205
Orient Corp.[b]	873,000	2,180,053
ORIX JREIT Inc.	4,365	5,459,031
OSAKA Titanium technologies Co. Ltd.[c]	29,100	636,220
OSG Corp.	203,700	3,290,842
Otsuka Kagu Ltd.	58,200	657,279
Pacific Metals Co. Ltd.	291,000	1,064,815
Penta-Ocean Construction Co. Ltd.	436,500	1,316,930
Pioneer Corp.[b,c]	466,800	856,426
Premier Investment Corp.	291	1,192,356
Press Kogyo Co. Ltd.	291,000	1,275,405
Prima Meat Packers Ltd.	291,000	616,940
Pronexus Inc.	87,300	566,814
Proto Corp.	95,300	1,396,814
Rengo Co. Ltd.	291,000	1,554,215
Resorttrust Inc.	145,500	5,531,699
Ringer Hut Co. Ltd.[c]	58,200	848,886
Riso Kagaku Corp.	29,100	648,380
Rohto Pharmaceutical Co. Ltd.	291,000	4,232,565
Roland Corp.	204,000	2,451,493
Ryohin Keikaku Co. Ltd.	58,200	5,807,543
Ryosan Co. Ltd.	58,200	1,127,102
S Foods Inc.	16,000	161,125
Saizeriya Co. Ltd.	145,500	1,798,914
San-in Godo Bank Ltd. (The)	582,000	4,217,735
Sanken Electric Co. Ltd.[b]	291,000	1,604,638
Sankyu Inc.	873,000	3,123,260
Sanoh Industrial Co. Ltd.	58,200	418,214
Sanshin Electronics Co. Ltd.	87,300	570,373
Sanwa Holdings Corp.	873,000	5,588,054
Sanyo Shokai Ltd.	291,000	803,802
Sanyo Special Steel Co. Ltd.	291,000	1,566,079
Sapporo Holdings Ltd.	582,000	2,586,403
Sato Holdings Corp.	29,100	589,652
Sawai Pharmaceutical Co. Ltd.	58,200	4,247,396
SCSK Corp.	61,680	1,561,018
Seiko Epson Corp.	193,800	3,152,633
Seino Holdings Co. Ltd.	582,000	5,736,357
Senshu Ikeda Holdings Inc.	436,580	2,149,303
Seria Co. Ltd.	29,100	972,867
Shiga Bank Ltd. (The)	873,000	4,769,422
Shima Seiki Manufacturing Ltd.	87,300	1,788,533
Shimachu Co. Ltd.	175,000	4,248,802
Shinko Electric Industries Co. Ltd.	145,500	1,290,235
Shinko Plantech Co. Ltd.	204,000	1,646,805
Ship Healthcare Holdings Inc.	58,200	2,384,711
Showa Corp.	116,400	1,609,977
Sinanen Co. Ltd.	26,000	101,498
Sinfonia Technology Co. Ltd.	582,000	1,032,188
SKY Perfect JSAT Holdings Inc.	407,400	2,354,457
Skymark Airlines Inc.[c]	145,500	498,298
Sodick Co. Ltd.	116,400	543,382
Sotetsu Holdings Inc.	1,164,000	4,330,445
Square Enix Holdings Co. Ltd.	87,300	1,405,912
Star Micronics Co. Ltd.	174,800	1,881,447

Security	Shares	Value

Start Today Co. Ltd.	87,300	$2,433,651
Sugi Holdings Co. Ltd.	58,200	2,435,134
Sumitomo Bakelite Co. Ltd.	582,000	2,094,037
Sumitomo Forestry Co. Ltd.	407,400	4,729,677
Sumitomo Osaka Cement Co. Ltd.	873,000	3,514,779
Sumitomo Warehouse Co. Ltd. (The)	873,000	5,107,553
Sundrug Co. Ltd.	29,100	1,448,920
Systena Corp.	87,300	637,999
Tadano Ltd.	291,000	3,992,315
Taiyo Yuden Co. Ltd.	174,700	2,229,379
Takara Holdings Inc.	582,000	5,321,109
Takiron Co. Ltd.	28,000	119,009
Toagosei Co. Ltd.	873,000	3,950,790
TOC Co. Ltd.	436,500	3,532,576
Toda Corp.	873,000	3,185,547
Toho Holdings Co. Ltd.	116,400	2,247,086
Toho Zinc Co. Ltd.	582,000	1,749,975
Tohokushinsha Film Corp.	58,200	570,670
Tokai Carbon Co. Ltd.	582,000	1,999,123
Tokai Rika Co. Ltd.	87,300	1,845,482
Tokai Tokyo Financial Holdings Inc.	785,700	6,550,837
Tokuyama Corp.	582,000	2,242,340
Tokyo Broadcasting System Holdings Inc.	29,100	382,622
Tokyo Dome Corp.	873,000	5,979,574
Tokyo Ohka Kogyo Co. Ltd.	58,200	1,282,524
Tokyo Seimitsu Co. Ltd.	116,400	2,217,425
Tokyo Steel Manufacturing Co. Ltd.[b]	145,500	778,590
Tokyo Tomin Bank Ltd. (The)	116,400	1,244,558
Tokyu Construction Co. Ltd.[b,c]	241,440	1,415,024
TOKYU REIT Inc.	582	3,594,863
TOMONY Holdings Inc.	145,500	548,721
Tomy Co. Ltd.	320,100	1,650,908
Topcon Corp.	203,700	3,058,303
Topre Corp.	58,200	815,073
Toshiba Machine Co. Ltd.	291,000	1,503,792
Tosoh Corp.	873,000	3,327,918
Toyo Construction Co. Ltd.	232,800	821,005
Toyo Corp.	58,200	649,567
Toyo Kanetsu K.K.	291,000	854,225
Toyobo Co. Ltd.	1,164,000	2,230,476
TPR Co. Ltd.	87,300	1,654,171
TS Tech Co. Ltd.	116,400	4,354,174
TSI Holdings Co. Ltd.	145,500	1,027,739
Tsukuba Bank Ltd. (The)	291,000	1,017,358
UACJ Corp.	301,944	990,989
ULVAC Inc.[b]	116,400	1,187,610
Unipres Corp.	58,200	1,172,780
Universal Entertainment Corp.	29,100	580,161
UNY Co. Ltd.	349,200	2,203,188
USEN Corp.[b]	599,330	1,490,536
Ushio Inc.	145,500	1,830,058
Valor Co. Ltd.	58,200	839,395
Wacoal Holdings Corp.	291,000	3,126,226
Wacom Co. Ltd.	320,100	2,368,694
Welcia Holdings Co. Ltd.	4,000	242,177
Xebio Co. Ltd.	116,400	2,514,031
Yahagi Construction Co. Ltd.	116,400	815,073
Yodogawa Steel Works Ltd.	873,000	3,950,790
Yokohama Reito Co. Ltd.	116,400	920,665
Yoshinoya Holdings Co. Ltd.[c]	349,200	4,011,297
Zenkoku Hosho Co. Ltd.	29,100	1,251,677
Zensho Holdings Co. Ltd.[c]	174,600	1,994,971
Zeon Corp.	582,000	6,922,781

		778,816,041

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

NETHERLANDS — 1.90%
Aalberts Industries NV	231,069	$6,923,604
Arcadis NV	160,489	5,045,520
ASM International NV	71,177	2,352,843
BinckBank NV	151,759	1,464,845
Corbion NV	131,181	3,050,514
Eurocommercial Properties NV	34,812	1,482,278
Koninklijke BAM Groep NVc	417,954	2,238,172
Koninklijke Wessanen NV	407,400	1,528,653
Nutreco NV	142,008	6,972,353
PostNL NVb	588,402	3,089,338
Royal Imtech NVb,c	748,831	2,209,136
SBM Offshore NVb	309,490	6,492,194
SNS REAAL NVa,b,c	291,555	4
Tetragon Financial Group Ltd.	116,400	1,151,196
TKH Group NV	42,373	1,357,487
TomTom NVb	76,533	593,169
USG People NV	176,780	2,345,883
VastNed Retail NV	64,193	2,971,991
Wereldhave NV	47,611	3,710,806

		54,979,986
NEW ZEALAND — 0.88%
Chorus Ltd.	530,202	1,163,018
Fisher & Paykel Healthcare Corp. Ltd.	1,248,099	3,801,860
Freightways Ltd.	1,131,408	4,092,606
Infratil Ltd.	577,926	1,195,946
Kiwi Income Property Trust	4,332,880	3,927,263
Mainfreight Ltd.	445,521	4,277,849
Ryman Healthcare Ltd.	449,013	2,806,113
Trade Me Group Ltd.	506,049	1,884,970
Xero Ltd.[b]	106,506	2,468,490

		25,618,115
NORWAY — 2.22%
Aker ASA Class A	12,513	394,466
Algeta ASA[b,c]	39,468	1,569,364
Atea ASA	39,285	435,931
Austevoll Seafood ASA	154,669	962,171
BW Offshore Ltd.	362,182	497,504
BWG Homes ASA[b]	102,271	190,863
Cermaq ASA	144,336	2,560,203
Deep Sea Supply PLC[b]	123,775	234,117
Det norske oljeselskap ASA[b,c]	71,468	1,018,954
DNO International ASA[b]	1,136,646	3,223,945
Electromagnetic GeoServices ASb,c	236,742	273,650
Fred Olsen Energy ASA	71,295	3,005,112
Golden Ocean Group Ltd.[c]	381,378	574,528
Hoegh LNG Holdings Ltd.[b]	44,523	342,845
Kvaerner ASA	261,436	426,368
Leroey Seafood Group ASA	23,463	729,798
Marine Harvest ASA	4,940,032	5,797,389
Nordic Semiconductor ASA[b,c]	127,616	540,696
Norwegian Air Shuttle ASb	34,338	1,413,875
Norwegian Energy Co. ASA[b,c]	584,652	29,489
Norwegian Property ASA	993,590	1,272,945
Opera Software ASA[c]	117,431	1,421,551
Petroleum Geo-Services ASA	299,838	3,639,747
Polarcus Ltd.[b,c]	791,811	516,536
Prosafe SE	393,141	3,374,360
REC Silicon ASA[b]	2,639,662	1,318,111

Security	Shares	Value

Schibsted ASA	111,744	$6,838,690
Sevan Drilling ASb	377,530	362,439
Songa Offshore SEb,c	352,692	332,071
SpareBank 1 SMN	497,610	4,204,094
Stolt-Nielsen Ltd.[c]	105,051	2,976,099
Storebrand ASA[b]	707,712	4,573,906
TGS-NOPEC Geophysical Co. ASA	192,060	5,289,299
Tomra Systems ASA	433,040	3,986,203

		64,327,319
PORTUGAL — 0.45%
Banco Comercial Portugues SA Registered[b,c]	18,110,094	2,713,196
Mota-Engil SGPS SA	340,859	1,570,918
Portucel SA	1,167,783	4,508,784
Redes Energeticas Nacionais SA	579,672	1,745,561
Semapa — Sociedade de Investimento e Gestao SGPS SA	264,810	2,602,505

		13,140,964
SINGAPORE — 2.49%
ARA Asset Management Ltd.[c]	604,600	894,458
Ascendas India Trust[c]	2,037,000	1,051,058
Biosensors International Group Ltd.[c]	2,328,000	1,764,276
Blumont Group Ltd.[b,c]	2,155,000	203,277
Boustead Singapore Ltd.	582,000	706,180
Cambridge Industrial Trust	3,783,000	2,134,962
CapitaRetail China Trust[c]	873,000	981,848
CDL Hospitality Trusts[c]	2,037,000	2,734,394
COSCO Corp. (Singapore) Ltd.[c]	1,083,000	685,415
CSE Global Ltd.	1,164,000	886,830
Ezion Holdings Ltd.	1,137,000	2,053,356
Ezra Holdings Ltd.[b,c]	1,748,000	1,888,435
First REIT	1,164,000	1,041,674
Frasers Centrepoint Trust	582,000	870,408
Frasers Commercial Trust	1,455,000	1,513,242
GMG Global Ltd.	8,148,000	663,480
Hi-P International Ltd.	582,000	283,880
Hong Leong Asia Ltd.[c]	582,000	682,719
Hyflux Ltd.[c]	582,500	544,766
Indofood Agri Resources Ltd.[c]	774,000	567,856
K-Green Trust	873,000	721,429
LionGold Corp. Ltd.[b]	1,450,000	233,805
Lippo Malls Indonesia Retail Trust	3,492,000	1,266,900
M1 Ltd.	582,000	1,600,048
Mapletree Industrial Trust[c]	3,201,960	3,575,374
Mapletree Logistics Trust	2,910,000	2,568,993
Midas Holdings Ltd.	2,037,000	821,139
Neptune Orient Lines Ltd.[b,c]	873,000	746,064
OSIM International Ltd.[c]	582,000	990,059
OUE Ltd.[c]	291,000	567,759
Perennial China Retail Trust[c]	2,619,000	1,140,210
Raffles Education Corp. Ltd.[b,c]	1,904,397	460,611
Raffles Medical Group Ltd.	291,000	748,410
SATS Ltd.	582,000	1,595,356
Singapore Post Ltd.	6,402,000	6,761,495
SMRT Corp. Ltd.[c]	2,619,000	2,744,951
Sound Global Ltd.[b,c]	1,455,000	821,139
Stamford Land Corp. Ltd.	1,746,000	802,370
Suntec REIT	6,111,000	8,449,522
Super Group Ltd.	291,000	987,713
Swiber Holdings Ltd.[c]	1,746,000	879,792
Tat Hong Holdings Ltd.[c]	582,000	438,723
Tiger Airways Holdings Ltd.[b]	1,344,000	563,454
Transpac Industrial Holdings Ltd.	582,000	797,678

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

Vard Holdings Ltd.[b,c]	873,000	$619,374
Venture Corp. Ltd.	582,000	3,650,550
Wing Tai Holdings Ltd.	1,640,900	2,923,682
Yanlord Land Group Ltd.	1,164,000	1,158,979
Ying Li International Real Estate Ltd.[b,c]	2,328,000	769,525
Yoma Strategic Holdings Ltd.[c]	1,164,000	717,910

		72,275,528
SPAIN — 1.91%
Abengoa SAc	303,222	941,121
Acerinox SAc	56,213	742,435
Almirall SAc	127,783	1,912,667
Bankinter SA	526,419	3,218,351
Bolsas y Mercados Espanoles	88,326	3,309,981
Construcciones y Auxiliar de Ferrocarriles SA	6,111	3,180,679
Deoleo SAb	489,761	279,648
Ebro Foods SA	197,609	4,470,324
FAES FARMA SA	563,861	2,035,239
Fomento de Construcciones y Contratas SAb	66,348	1,531,597
Gamesa Corporacion Tecnologica SAb	493,245	4,787,842
Indra Sistemas SA	83,808	1,386,612
Jazztel PLC[b]	456,579	5,015,408
Mediaset Espana Comunicacion SAb	189,441	2,317,904
NH Hoteles SAb,c	188,124	984,655
Obrascon Huarte Lain SA	85,140	3,576,606
Papeles y Cartones de Europa SA	345,820	1,859,412
Prosegur Compania de Seguridad SAc	175,473	1,044,873
Tecnicas Reunidas SA	56,336	2,906,543
Tubacex SA	536,070	2,069,754
Tubos Reunidos SA	588,726	1,472,685
Viscofan SA	91,671	4,872,279
Zeltia SAb	461,012	1,598,201

		55,514,816
SWEDEN — 3.51%
AarhusKarlshamn AB	16,878	1,000,257
Active Biotech ABb	68,849	766,047
AF AB Class B	23,571	746,719
Alliance Oil Co. Ltd. SDR[b]	79,611	709,247
Axfood ABc	13,968	724,189
Axis Communications ABc	54,886	1,898,222
B & B Tools AB Class B	31,904	437,561
Betsson AB	30,264	954,073
BioGaia AB Class B	19,497	665,864
Black Earth Farming Ltd. SDR[b]	171,574	172,342
Castellum AB	424,278	6,517,216
CDON Group ABb,c	107,848	423,322
Clas Ohlson AB Class B	14,550	229,345
Concentric AB	79,611	821,201
D. Carnegie & Co. ABa,b	25,632	—
Fabege AB	397,506	4,582,556
Fastighets AB Balder Class Bb	50,066	442,939
Gunnebo AB	83,543	480,262
Hakon Invest ABb	152,484	4,616,193
Hexpol AB	63,734	4,796,510
HiQ International AB	99,976	580,910
Holmen AB Class B	86,718	2,885,217
Hufvudstaden AB Class A	68,849	902,765
Industrial & Financial Systems Class B	22,248	512,274
Intrum Justitia AB	217,959	5,810,174
JM AB	166,886	4,771,082
Kungsleden AB	381,589	2,806,907
Lindab International ABb	179,981	1,756,407

Security	Shares	Value

Loomis AB Class B	207,325	$4,982,041
Lundbergforetagen AB	24,627	1,031,350
Meda AB Class A	400,416	4,504,723
Modern Times Group MTG AB Class B	75,078	4,104,836
NCC AB Class B	179,981	5,551,527
Net Entertainment AB	48,916	948,680
Nibe Industrier AB Class B	241,239	4,633,871
Nobia AB	350,946	3,064,178
Oriflame Cosmetics SA SDR[c]	76,992	2,439,072
Peab AB	438,028	2,582,389
Proffice AB Class B	115,051	439,150
Saab AB Class B	35,502	713,217
SAS ABb	456,579	1,375,865
SSAB AB Class Ac	156,558	1,033,551
SSAB AB Class B	130,368	737,961
Swedish Orphan Biovitrum ABb	212,139	2,032,532
Trelleborg AB Class B	475,266	8,997,007
Unibet Group PLC SDR	18,789	754,922
Wallenstam AB Class B	26,190	364,455
Wihlborgs Fastigheter AB	26,481	458,329

		101,759,457
SWITZERLAND — 4.10%
Acino Holding AG Registered[b]	7,275	923,083
AFG Arbonia-Forster Holding AG Registered[b]	28,992	1,010,102
Allreal Holding AG Registered[b]	17,066	2,350,097
AMS AG	12,513	1,369,376
Ascom Holding AG Registered[b]	94,447	1,397,592
Autoneum Holding AGb	9,500	1,269,394
Basilea Pharmaceutica AG Registered[b]	18,807	2,056,091
BKW AG	11,640	404,903
Bossard Holding AG Bearer	2,910	593,215
Bucher Industries AG Registered	16,878	4,692,216
Burckhardt Compression Holding AG	9,896	3,972,388
Clariant AG Registered[b]	337,367	5,960,877
Dufry AG Registered[b,c]	29,682	4,808,513
Flughafen Zurich AG Registered	9,603	5,334,116
Forbo Holding AG Registered[b]	3,493	2,746,415
Galenica Holding AG Registered	8,439	7,478,657
GAM Holding AG	286,053	5,370,108
Gategroup Holding AGb	63,029	1,656,551
Georg Fischer AG Registered[b]	9,021	6,236,150
Helvetia Holding AG Registered	9,312	4,403,803
Huber & Suhner AG Registered	10,256	561,755
Inficon Holding AG Registered[b]	2,328	727,540
Kaba Holding AG Class B Registered	11,349	4,865,827
Komax Holding AG Registered[b]	6,984	956,343
Kudelski SA Bearer	80,775	1,119,459
Kuoni Reisen Holding AG Class B Registered[b]	8,148	3,455,173
Logitech International SA Registered	272,785	2,798,490
Meyer Burger Technology AGb,c	115,938	1,363,525
Micronas Semiconductor Holding AG Registered[b]	54,417	447,090
Mobilezone Holding AG Bearer	153,357	1,591,912
Mobimo Holding AG Registered[b]	9,603	2,014,875
Nobel Biocare Holding AG Registered[b]	170,674	2,827,133
OC Oerlikon Corp. AG Registered[b]	162,235	2,275,285
Orascom Development Holding AGb	34,230	485,733
Panalpina Welttransport Holding AG Registered	28,522	4,280,426
PSP Swiss Property AG Registered[b]	82,644	7,118,582
Rieter Holding AG Registered[b]	9,500	1,996,411
Schweiter Technologies AG Bearer	603	405,529
Schweizerische National-Versicherungs-Gesellschaft AG Registered	9,209	456,103
Swisslog Holding AG Registered[b]	769,986	901,314
Swissquote Group Holding SA Registered	10,082	413,612

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

Tecan AG Registered	26,772	$2,808,614
Temenos Group AG Registered[b]	131,976	3,373,910
U-Blox AGb	17,751	1,607,401
Valiant Holding Registered	23,862	2,234,551
Valora Holding AG Registered	10,185	2,518,272
Vetropack Holding AG Bearer	291	582,289
Von Roll Holding AG Bearer[b]	188,997	315,152
Zehnder Group AG Bearer	11,828	558,387

		119,094,340
UNITED KINGDOM — 22.29%
Abcam PLC	228,144	1,849,176
Advanced Medical Solutions Group PLC	446,103	700,584
Afren PLC[b]	1,494,576	3,786,673
African Barrick Gold PLC[c]	117,855	364,491
African Minerals Ltd.[b]	362,970	1,087,571
Alent PLC	492,430	2,742,086
Amerisur Resources PLC[b]	1,171,275	827,980
Amlin PLC	925,380	6,334,899
Anglo Pacific Group PLC	164,706	587,449
Anite PLC	305,259	442,613
Ashmore Group PLC	342,216	2,223,960
Ashtead Group PLC	902,973	9,502,200
ASOS PLC[b]	106,797	9,728,597
Avanti Communications Group PLC[b,c]	124,124	439,716
AVEVA Group PLC	126,040	5,236,547
AZ Electronic Materials SA	464,727	2,146,564
Balfour Beatty PLC	814,800	3,739,981
Barratt Developments PLC	1,411,060	7,596,753
BBA Aviation PLC	1,111,620	6,041,801
Beazley PLC	350,364	1,287,904
Bellway PLC	244,731	5,913,504
Berendsen PLC	499,356	7,785,991
Berkeley Group Holdings PLC (The)	160,489	6,033,499
Betfair Group PLC	88,923	1,435,781
Big Yellow Group PLC	115,527	867,336
Blinkx PLC[b,c]	625,091	1,647,006
Bodycote PLC	432,426	4,571,364
Booker Group PLC	2,076,576	5,007,680
Bovis Homes Group PLC	336,687	4,246,236
Bowleven PLC[b,c]	520,938	472,871
Brewin Dolphin Holdings PLC	256,953	1,172,412
Britvic PLC	437,446	4,392,508
BTG PLC[b,c]	623,322	4,202,000
Bumi PLC[b]	63,267	197,445
Bwin.Party Digital Entertainment PLC[b]	906,024	1,787,500
Cable & Wireless Communications PLC	4,118,857	3,096,263
Cairn Energy PLC[b]	894,093	4,062,283
Cape PLC	182,896	811,736
Capital & Counties Properties PLC	728,850	4,060,928
Carillion PLC	873,873	4,268,055
Catlin Group Ltd.	693,747	5,706,623
Centamin PLC[b,c]	1,440,057	1,161,426
Chemring Group PLC	417,003	1,457,158
Chime Communications PLC	128,494	653,378
Cineworld Group PLC	173,727	1,034,800
Close Brothers Group PLC	332,031	6,748,034
COLT Group SAb	930,749	1,843,757
Computacenter PLC	140,008	1,335,001
Costain Group PLC	96,321	436,393
Crest Nicholson Holdings PLC[b]	182,166	1,132,626
CSR PLC	322,428	2,846,483
Daily Mail & General Trust PLC Class A NVS	540,721	7,071,405
Dairy Crest Group PLC	423,483	3,653,578

Security	Shares	Value

Darty PLC	1,088,722	$1,443,042
De La Rue PLC	214,018	2,938,126
Debenhams PLC	2,246,100	3,677,150
Derwent London PLC	104,050	4,185,858
Devro PLC	454,251	2,308,358
Dialight PLC	43,650	763,695
Dignity PLC	51,051	1,142,519
Diploma PLC	138,225	1,538,962
Dixons Retail PLC[b]	5,948,167	4,676,869
Domino Printing Sciences PLC	120,183	1,335,191
Domino’s Pizza Group PLC	126,876	1,194,497
Drax Group PLC	603,020	6,161,648
DS Smith PLC	1,732,032	8,420,404
Dunelm Group PLC	109,125	1,551,585
Electrocomponents PLC	922,470	4,420,929
Elementis PLC	682,403	2,840,641
EnQuest PLC[b]	829,802	1,779,770
Enterprise Inns PLC[b]	917,950	2,234,291
Essar Energy PLC[b,c]	389,649	746,205
Essentra PLC	492,978	6,205,469
Evraz PLC[b]	535,149	1,014,530
F&C Asset Management PLC	297,984	485,923
Faroe Petroleum PLC[b]	200,928	402,707
Fenner PLC	200,928	1,291,245
Ferrexpo PLC	290,240	846,801
Fidessa Group PLC	49,066	1,596,297
FirstGroup PLC	2,800,141	5,196,010
Galliford Try PLC	65,475	1,205,503
Gem Diamonds Ltd.[b]	214,600	549,919
Genus PLC	89,046	1,888,411
Go-Ahead Group PLC (The)	105,505	2,851,065
Grainger PLC	510,482	1,595,174
Great Portland Estates PLC	332,904	3,064,656
Greencore Group PLC	1,053,521	3,048,351
Greene King PLC	469,446	6,222,253
Greggs PLC	194,817	1,439,769
Gulf Keystone Petroleum Ltd.[b,c]	1,256,538	3,512,634
Halfords Group PLC	413,511	2,813,511
Halma PLC	738,881	6,511,173
Hays PLC	2,482,618	4,965,778
Henderson Group PLC	1,845,019	6,355,266
Heritage Oil PLC[b,c]	391,478	1,166,700
Highland Gold Mining Ltd.	213,463	239,208
Hikma Pharmaceuticals PLC	180,272	3,478,399
Hill & Smith Holdings PLC	86,019	665,424
Hiscox Ltd.[c]	797,676	8,477,435
Hochschild Mining PLC	313,116	832,552
Home Retail Group PLC	1,164,582	3,723,327
Homeserve PLC	547,080	2,060,234
Howden Joinery Group PLC	1,383,414	7,172,313
Hunting PLC	233,964	3,352,911
IG Group Holdings PLC	647,493	6,382,014
Imagination Technologies Group PLC[b,c]	311,952	1,392,786
Inchcape PLC	810,892	8,285,681
Informa PLC	1,158,762	10,416,035
Innovation Group PLC[b,c]	1,090,086	556,048
Intermediate Capital Group PLC	812,347	6,258,039
International Personal Finance PLC	487,134	4,519,689
Interserve PLC	452,282	4,461,550
IQE PLC[b]	1,204,450	483,768
ITE Group PLC	279,651	1,448,054
Jardine Lloyd Thompson Group PLC	218,674	3,516,732
JD Wetherspoon PLC	316,155	3,580,942
John Menzies PLC	39,285	516,915
John Wood Group PLC	549,451	7,167,919

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

Jupiter Fund Management PLC	246,477	$1,578,813
Kazakhmys PLC[c]	316,899	1,333,412
Kcom Group PLC	644,274	1,041,302
Keller Group PLC	71,004	1,198,929
Kier Group PLC	30,447	884,894
Kofax PLC[b]	86,600	527,309
Ladbrokes PLC	1,600,353	4,913,428
Laird PLC	438,319	1,760,510
Lancashire Holdings Ltd.	206,452	2,693,291
London Mining PLC[b]	229,890	481,067
LondonMetric Property PLC	818,583	1,696,526
Lonmin PLC[b]	725,172	3,758,491
Majestic Wine PLC	108,834	951,199
Man Group PLC	2,839,869	4,060,658
Marston’s PLC	1,619,263	3,954,295
Mears Group PLC	134,733	926,458
Michael Page International PLC	563,085	4,383,949
Micro Focus International PLC	287,500	3,780,634
Millennium & Copthorne Hotels PLC	113,490	1,038,387
Mitchells & Butlers PLC[b]	502,266	3,235,834
Mitie Group PLC	374,517	1,893,548
Mondi PLC	694,620	12,431,987
Moneysupermarket.com Group PLC	558,758	1,377,074
Monitise PLC[b]	1,571,109	1,400,901
Morgan Crucible Co. PLC (The)	643,710	3,143,923
Morgan Sindall Group PLC	45,396	577,631
Mothercare PLC[b]	108,834	669,686
N Brown Group PLC	164,997	1,390,368
National Express Group PLC	725,067	3,047,361
Northgate PLC	126,003	917,038
Ocado Group PLC[b]	630,015	4,392,874
Ophir Energy PLC[b]	694,943	3,705,651
Oxford Instruments PLC	67,512	1,410,043
Pace PLC	550,324	2,693,125
Pan African Resources PLC[b]	2,463,126	593,589
Paragon Group of Companies PLC	743,505	4,049,409
Pendragon PLC	2,681,321	1,636,969
Pennon Group PLC	622,158	6,807,002
Petra Diamonds Ltd.[b]	636,435	1,145,197
Petropavlovsk PLC	206,028	264,804
Playtech Ltd.	311,769	3,689,043
Premier Farnell PLC	851,331	3,089,746
Premier Foods PLC[b]	317,002	766,490
Premier Oil PLC	854,376	4,761,693
Primary Health Properties PLC	229,017	1,192,122
Provident Financial PLC	269,466	6,840,205
PZ Cussons PLC	352,401	2,229,003
QinetiQ Group PLC	1,205,669	3,833,381
Quintain Estates and Development PLC[b]	678,321	1,057,098
Rathbone Brothers PLC	22,698	595,865
Redrow PLC	731,574	3,114,671
Regus PLC	1,416,006	4,665,937
Renishaw PLC	48,306	1,258,809
Rentokil Initial PLC	3,277,904	5,503,267
Restaurant Group PLC (The)	697,818	6,457,624
Rightmove PLC	140,844	6,000,949
Rockhopper Exploration PLC[b]	393,515	915,141
Rotork PLC	101,850	4,684,794
RPC Group PLC	161,214	1,320,934
RPS Group PLC	214,467	999,233
Salamander Energy PLC[b]	237,875	409,878
Savills PLC	141,717	1,479,938
SDL PLC	262,482	1,062,694
Senior PLC	423,405	2,025,764
Shaftesbury PLC	644,968	6,155,066

Security	Shares	Value

Shanks Group PLC	525,255	$890,288
SIG PLC	1,118,394	3,701,435
Sirius Minerals PLC[b,c]	1,729,413	241,727
SOCO International PLC[b]	390,512	2,497,668
Spectris PLC	205,162	7,620,664
Speedy Hire PLC	723,452	755,494
Spirax-Sarco Engineering PLC	72,205	3,385,015
Spirent Communications PLC	1,100,648	1,961,047
Spirit Pub Co. PLC	982,707	1,152,537
Sports Direct International PLC[b]	266,265	2,994,472
St James’s Place PLC	496,155	5,388,553
St. Modwen Properties PLC	257,535	1,457,663
Stagecoach Group PLC	275,695	1,559,120
SThree PLC	117,855	680,699
SuperGroup PLC[b]	44,025	828,963
Synergy Health PLC	88,173	1,469,002
Synthomer PLC	315,153	1,232,902
TalkTalk Telecom Group PLC	721,971	3,094,665
Taylor Wimpey PLC	5,510,721	9,756,591
Telecity Group PLC	300,312	3,678,922
Telecom plus PLC	66,057	1,637,544
Thomas Cook Group PLC[b]	2,453,712	5,680,619
Trinity Mirror PLC[b]	429,807	921,855
TT electronics PLC	229,145	732,608
Tullett Prebon PLC	525,303	2,683,769
UBM PLC	302,166	3,318,121
UDG Healthcare PLC	598,587	3,000,475
Ultra Electronics Holdings PLC	166,452	5,171,941
UNITE Group PLC	371,695	2,364,776
Vectura Group PLC[b]	1,216,671	2,150,176
Vesuvius PLC	492,430	3,840,187
Victrex PLC	108,124	2,866,250
W.S. Atkins PLC	233,219	4,623,674
WH Smith PLC	320,706	4,642,372
Workspace Group PLC	104,873	824,586
Xchanging PLC	266,092	542,930
Xcite Energy Ltd.[b,c]	349,896	632,411
XP Power Ltd.[c]	22,013	555,248

		646,751,345

TOTAL COMMON STOCKS (Cost: $2,374,374,665)		2,883,251,969

PREFERRED STOCKS — 0.21%

AUSTRALIA — 0.07%
Gunns Ltd.[a,b]	4,914	—
Multiplex SITES Trust[b]	25,317	2,001,824

		2,001,824
GERMANY — 0.09%
Biotest AG	11,058	864,417
Draegerwerk AG & Co. KGaA[c]	5,820	684,413
Sartorius AG	11,640	1,229,569

		2,778,399
ITALY — 0.05%
Unipol Gruppo Finanziario SpA[c]	322,428	1,450,907

		1,450,907

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

TOTAL PREFERRED STOCKS (Cost: $5,561,245)		$6,231,130

RIGHTS — 0.00%

ITALY — 0.00%
Hera SpA[b]	1,539,258	27,832

		27,832
SINGAPORE — 0.00%
CapitaRetail China Trust[b]	52,380	4,012

		4,012

TOTAL RIGHTS (Cost: $0)		31,844

WARRANTS — 0.00%

ISRAEL — 0.00%
Africa Israel Investments Ltd. (Expires 10/31/13)[b]	1	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 5.38%

MONEY MARKET FUNDS — 5.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%d,[e,f]	146,868,286	146,868,286
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d],[e,f]	8,533,981	8,533,981
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	667,446	667,446

		156,069,713

TOTAL SHORT-TERM INVESTMENTS (Cost: $156,069,713)		156,069,713

TOTAL INVESTMENTS IN SECURITIES —104.95% (Cost: $2,536,005,623)		3,045,584,656
Other Assets, Less Liabilities — (4.95)%		(143,767,359)

NET ASSETS — 100.00%		$2,901,817,297

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

173

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.75%

AUSTRALIA — 8.06%
AGL Energy Ltd.	196,352	$2,908,032
AMP Ltd.	1,043,536	4,683,956
APA Group	150,280	862,384
ASX Ltd.	42,952	1,492,307
Australia and New Zealand Banking Group Ltd.	973,960	31,210,341
Bendigo and Adelaide Bank Ltd.	147,160	1,518,949
BGP Holdings PLC[a,b]	2,256,851	31
CFS Retail Property Trust Group	754,416	1,478,796
Commonwealth Bank of Australia	371,384	26,755,972
Dexus Property Group	1,707,888	1,754,754
Federation Centres	512,616	1,203,846
Goodman Group	609,440	2,920,173
GPT Group	600,496	2,098,280
Incitec Pivot Ltd.	562,848	1,417,750
Leighton Holdings Ltd.	29,120	493,872
Lend Lease Group	195,208	2,107,315
Macquarie Group Ltd.	54,288	2,619,239
Metcash Ltd.	317,096	1,005,918
Mirvac Group	1,309,360	2,157,423
National Australia Bank Ltd.	831,480	27,802,033
Newcrest Mining Ltd.	95,472	931,194
Origin Energy Ltd.	388,128	5,377,078
QBE Insurance Group Ltd.	212,056	2,971,935
SP AusNet	627,848	743,176
Stockland Corp. Ltd.	781,352	2,967,004
Suncorp Group Ltd.	160,888	2,038,482
Sydney Airport	50,544	200,544
Tabcorp Holdings Ltd.	272,376	928,535
Tatts Group Ltd.	504,712	1,500,722
Telstra Corp. Ltd.	1,545,648	7,581,714
Toll Holdings Ltd.	160,784	878,508
Westfield Group	746,928	7,653,023
Westfield Retail Trust	1,080,664	3,162,104
Westpac Banking Corp.	1,101,152	35,755,412

		189,180,802
AUSTRIA — 0.32%
IMMOFINANZ AGa	334,360	1,465,963
IMMOFINANZ AG Escrow[a,b]	269,008	4
OMV AG	33,592	1,605,012
Raiffeisen International Bank Holding AG	17,368	639,171
Telekom Austria AG	78,832	650,213
Verbund AG	22,256	523,295
Vienna Insurance Group AG	14,144	750,402
Voestalpine AG	39,728	1,878,744

		7,512,804
BELGIUM — 0.42%
Ageas	81,848	3,487,830
Belgacom SA	55,640	1,525,332
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	35,880	2,295,775
Groupe Bruxelles Lambert SA	29,848	2,668,837

		9,977,774

Security	Shares	Value

DENMARK — 0.35%
A.P. Moeller-Maersk A/S Class A	208	$1,882,000
A.P. Moeller-Maersk A/S Class B	416	4,030,148
TDC A/S	260,728	2,357,185

		8,269,333
FINLAND — 1.29%
Elisa OYJ	50,336	1,261,197
Fortum OYJ	157,768	3,517,562
Kesko OYJ Class B	22,672	754,536
Metso OYJ	45,240	1,783,608
Nokia OYJ[a]	1,331,616	10,083,543
Orion OYJ Class B	34,528	928,958
Sampo OYJ Class A	149,344	7,083,823
Stora Enso OYJ Class R	195,728	1,822,731
UPM-Kymmene OYJ	188,760	3,005,009

		30,240,967
FRANCE — 11.29%
Accor SA	36,400	1,633,773
ALSTOM	38,480	1,433,391
ArcelorMittal	357,552	5,655,676
Arkema SA	11,336	1,288,691
AXA SA	634,816	15,879,785
BNP Paribas SA	353,912	26,241,543
Bouygues SA	68,848	2,694,709
Cap Gemini SA	51,376	3,384,021
Carrefour SA	213,408	7,827,653
CNP Assurances SA	57,512	1,016,438
Compagnie de Saint-Gobain	141,232	7,439,225
Compagnie Generale des Etablissements Michelin Class B	42,016	4,399,438
Credit Agricole SAa	361,088	4,367,527
Electricite de France SA	84,864	2,981,226
Eurazeo	11,463	868,493
Fonciere des Regions	9,464	812,764
GDF Suez	470,392	11,728,385
Gecina SA	7,800	1,045,033
Icade	12,688	1,170,712
Imerys SA	12,688	1,020,642
Kering SA	9,469	2,154,313
Klepierre	35,256	1,585,541
Lagardere SCA	40,248	1,465,872
Natixis	329,784	1,780,811
Orange	657,592	9,038,297
Renault SA	68,536	6,010,696
Rexel SA	64,064	1,606,902
Sanofi	423,592	45,229,063
SCOR SE	53,040	1,877,327
Societe Generale	251,160	14,279,515
STMicroelectronics NV	114,920	889,907
Suez Environnement SA	100,776	1,761,198
Thales SA	32,552	2,000,300
Total SA	755,768	46,508,247
Vallourec SA	19,032	1,133,927
Veolia Environnement	120,536	2,068,022
Vinci SA	163,904	10,527,478
Vivendi SA	422,136	10,728,940
Wendel	11,752	1,642,418

		265,177,899

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2013

Security	Shares	Value

GERMANY — 9.93%
Allianz SE Registered	161,824	$27,257,950
Axel Springer AG	14,560	879,164
BASF SE	325,728	33,933,829
Bayerische Motoren Werke AG	117,936	13,394,293
Celesio AG	31,096	969,577
Commerzbank AGa	350,889	4,517,028
Daimler AG Registered	341,120	28,029,192
Deutsche Bank AG Registered	362,336	17,551,177
Deutsche Boerse AG	68,120	5,135,174
Deutsche Post AG Registered	320,736	10,868,305
Deutsche Telekom AG Registered	997,360	15,728,557
E.ON SE	639,808	11,703,407
Hannover Rueck SE Registered	10,608	852,170
HeidelbergCement AG	49,816	3,932,103
Infineon Technologies AG	197,080	1,910,074
K+S AG Registered[c]	60,424	1,543,531
METRO AG	45,760	2,148,446
Muenchener Rueckversicherungs-Gesellschaft AG Registered	22,256	4,656,554
Osram Licht AGa	30,992	1,608,029
ProSiebenSat.1 Media AG Registered	13,624	649,745
RWE AG	172,952	6,393,133
Siemens AG Registered	281,320	36,019,546
Telefonica Deutschland Holding AGd	96,512	762,187
Volkswagen AG	10,816	2,654,134

		233,097,305
GREECE — 0.08%
Hellenic Telecommunications Organization SAa	81,968	1,035,235
OPAP SA	74,354	924,921

		1,960,156
HONG KONG — 2.62%
Bank of East Asia Ltd. (The)	457,600	1,980,186
BOC Hong Kong (Holdings) Ltd.	1,300,000	4,242,201
Cheung Kong (Holdings) Ltd.	520,000	8,128,930
First Pacific Co. Ltd.	832,000	946,497
Hang Seng Bank Ltd.	270,400	4,499,081
Henderson Land Development Co. Ltd.	340,200	2,016,263
HKT Trust and HKT Ltd.	312,000	289,342
Hong Kong Exchanges and Clearing Ltd.	125,400	2,021,785
Hopewell Holdings Ltd.	208,000	700,215
Hutchison Whampoa Ltd.	760,000	9,469,306
Hysan Development Co. Ltd.	208,000	972,521
Kerry Properties Ltd.	208,000	901,426
Link REIT (The)	260,000	1,311,226
MTR Corp. Ltd.	468,000	1,813,918
New World Development Co. Ltd.[c]	1,352,000	1,872,873
NWS Holdings Ltd.	520,000	811,552
PCCW Ltd.	1,352,000	610,340
Power Assets Holdings Ltd.	520,000	4,332,746
Shangri-La Asia Ltd.	208,000	380,960
Sino Land Co. Ltd.	1,040,000	1,459,451
Sun Hung Kai Properties Ltd.	565,000	7,404,054
Swire Pacific Ltd. Class A	260,000	3,003,076
Wheelock and Co. Ltd.	312,000	1,593,592
Yue Yuen Industrial (Holdings) Ltd.	260,000	714,300

		61,475,841

Security	Shares	Value

IRELAND — 0.33%
CRH PLC	262,704	$6,392,911
Elan Corp. PLC[a]	81,120	1,345,448
Irish Bank Resolution Corp. Ltd.[a,b]	246,432	3

		7,738,362
ISRAEL — 0.43%
Bank Hapoalim BM	133,224	715,873
Bezeq The Israel Telecommunication Corp. Ltd.	687,544	1,199,781
Delek Group Ltd. (The)	936	324,488
Israel Chemicals Ltd.	56,160	465,666
Israel Corp. Ltd. (The)[a]	312	157,722
Teva Pharmaceutical Industries Ltd.	195,312	7,325,969

		10,189,499
ITALY — 2.88%
Atlantia SpA	116,896	2,566,558
Banca Monte dei Paschi di Siena SpA[a,c]	2,367,456	749,923
Enel Green Power SpA	414,128	1,008,908
Enel SpA	2,339,376	10,336,234
Eni SpA	904,072	22,922,438
Exor SpA	31,200	1,238,134
Fiat SpA[a]	110,136	866,936
Finmeccanica SpA[a]	145,184	1,066,826
Intesa Sanpaolo SpA	4,143,880	10,315,124
Mediobanca SpA	182,520	1,668,713
Pirelli & C. SpA	42,224	595,848
Saipem SpA	33,592	788,235
Snam SpA	714,480	3,687,187
Telecom Italia SpA	3,568,136	3,480,505
Telecom Italia SpA RNC	2,115,464	1,655,122
Terna SpA	524,784	2,604,068
Unione di Banche Italiane SpA	305,552	2,118,528

		67,669,287
JAPAN — 20.16%
Acom Co. Ltd.[a]	72,800	284,195
AEON Co. Ltd.	208,000	2,834,533
Air Water Inc.	50,000	713,485
Aisin Seiki Co. Ltd.	41,600	1,685,455
Alfresa Holdings Corp.	10,400	568,179
Amada Co. Ltd.	104,000	892,549
ANA Holdings Inc.[c]	416,000	869,228
Aozora Bank Ltd.	312,000	906,330
Arnest One Corp.[a]	35,600	978,265
Asahi Glass Co. Ltd	342,000	2,108,959
Asahi Group Holdings Ltd.	135,200	3,651,819
Asahi Kasei Corp.	312,000	2,369,177
Bank of Kyoto Ltd. (The)	104,000	913,750
Bank of Yokohama Ltd. (The)	416,000	2,289,675
Brother Industries Ltd.	83,200	942,159
Canon Inc.	395,200	12,446,927
Casio Computer Co. Ltd.	72,800	695,277
Central Japan Railway Co.	52,000	6,731,220
Chiba Bank Ltd. (The)	312,000	2,219,713
Chubu Electric Power Co. Inc.	228,800	3,386,175
Chugoku Bank Ltd. (The)	53,000	762,236
Chugoku Electric Power Co. Inc. (The)	104,000	1,592,172
Coca-Cola West Co. Ltd.	20,800	422,106
Cosmo Oil Co. Ltd.[a]	208,000	366,772

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2013

Security	Shares	Value

Dai Nippon Printing Co. Ltd.	208,000	$2,179,431
Daicel Corp.	104,000	875,589
Daido Steel Co. Ltd.	104,000	595,740
Daihatsu Motor Co. Ltd.	104,000	2,016,186
Daito Trust Construction Co. Ltd.	10,400	1,061,095
Dena Co. Ltd.[c]	10,400	226,741
Eisai Co. Ltd.	93,600	3,673,020
Electric Power Development Co. Ltd.	41,620	1,327,801
Fuji Electric Co. Ltd.	208,000	930,710
FUJIFILM Holdings Corp.	166,400	4,058,661
Fujitsu Ltd.[a]	312,000	1,338,824
Fukuoka Financial Group Inc.	312,000	1,405,606
Gree Inc.[c]	20,800	179,146
Gunma Bank Ltd. (The)	104,000	599,980
Hachijuni Bank Ltd. (The)	104,000	640,261
Hankyu Hanshin Holdings Inc.	208,000	1,166,038
Hiroshima Bank Ltd. (The)	208,000	881,949
Hitachi Chemical Co. Ltd.	41,600	637,293
Hitachi Construction Machinery Co. Ltd.	41,600	876,437
Hitachi High-Technologies Corp.	10,400	238,720
Hitachi Ltd.	624,000	4,356,742
Hokkaido Electric Power Co. Inc.[a]	20,800	267,553
Hokuhoku Financial Group Inc.	416,000	856,508
Hokuriku Electric Power Co.	20,800	295,962
Honda Motor Co. Ltd.	280,800	11,205,096
Hoya Corp.	156,000	3,741,392
IBIDEN Co. Ltd.	41,600	719,128
Idemitsu Kosan Co. Ltd.	10,400	870,288
INPEX Corp.	291,200	3,365,822
Isuzu Motors Ltd.	416,000	2,578,004
ITOCHU Corp.	530,400	6,368,476
Itochu Techno-Solutions Corp.	10,400	407,583
Iyo Bank Ltd. (The)	104,000	1,083,355
J. Front Retailing Co. Ltd.	104,000	807,746
Japan Airlines Co. Ltd.	20,800	1,214,800
Japan Petroleum Exploration Co. Ltd.	10,400	422,954
Japan Prime Realty Investment Corp.	208	693,263
Japan Real Estate Investment Corp.	104	1,192,539
Japan Retail Fund Investment Corp.	728	1,478,854
JFE Holdings Inc.	176,800	4,004,175
JGC Corp.	69,000	2,633,829
Joyo Bank Ltd. (The)	208,000	1,076,995
JSR Corp.	62,400	1,184,271
JTEKT Corp.	31,200	398,467
JX Holdings Inc.	800,800	3,958,699
Kajima Corp.	312,000	1,319,743
Kamigumi Co. Ltd.	104,000	904,210
Kaneka Corp.	104,000	658,282
Kansai Electric Power Co. Inc. (The)[a]	124,800	1,577,332
Kawasaki Heavy Industries Ltd.	520,000	2,024,666
KDDI Corp.	124,800	6,754,541
Kikkoman Corp.	18,000	327,673
Kinden Corp.	22,000	241,280
Kobe Steel Ltd.[a]	624,000	1,100,316
Komatsu Ltd.	332,800	7,259,117
Konami Corp.	31,200	752,731
Konica Minolta Holdings Inc.	156,000	1,291,122
Kuraray Co. Ltd.	114,400	1,340,944
Kurita Water Industries Ltd.	41,600	907,390
Kyocera Corp.	124,800	6,461,971
Kyowa Hakko Kirin Co. Ltd.	104,000	1,148,018
Kyushu Electric Power Co. Inc.[a]	72,800	1,023,251
LIXIL Group Corp.	31,200	730,788
Makita Corp.	20,800	1,049,434
Marubeni Corp.	624,000	4,878,280

Security	Shares	Value

Marui Group Co. Ltd.	41,600	$397,301
Maruichi Steel Tube Ltd.	20,800	507,969
Medipal Holdings Corp.	41,600	561,394
Meiji Holdings Co. Ltd.	20,800	1,161,798
Mitsubishi Chemical Holdings Corp.	468,000	2,184,731
Mitsubishi Corp.	499,200	10,084,746
Mitsubishi Gas Chemical Co. Inc.	104,000	848,028
Mitsubishi Materials Corp.	416,000	1,623,973
Mitsubishi Tanabe Pharma Corp.	83,200	1,173,670
Mitsubishi UFJ Financial Group Inc.	4,503,200	28,457,690
Mitsubishi UFJ Lease & Finance Co. Ltd.	208,000	1,174,518
Mitsui & Co. Ltd.	613,600	8,755,886
Mitsui Chemicals Inc.	312,000	826,827
Mitsui O.S.K. Lines Ltd.	416,000	1,755,417
Mizuho Financial Group Inc.	8,112,000	16,949,954
MS&AD Insurance Group Holdings Inc.	176,808	4,550,405
Namco Bandai Holdings Inc.	62,400	1,176,638
NEC Corp.	881,000	1,975,538
NGK Insulators Ltd.	104,000	1,742,697
NGK Spark Plug Co. Ltd.	38,000	865,661
NHK Spring Co. Ltd.	20,800	216,883
Nikon Corp.	124,800	2,302,395
Nippon Building Fund Inc.	208	2,580,124
Nippon Electric Glass Co. Ltd.	115,000	590,765
Nippon Express Co. Ltd.	312,000	1,564,611
Nippon Prologis REIT Inc.	104	1,038,834
Nippon Steel & Sumitomo Metal Corp.	2,704,000	8,902,171
Nippon Telegraph and Telephone Corp.	156,000	8,093,365
Nippon Yusen K.K.	520,000	1,584,752
Nishi-Nippon City Bank Ltd. (The)	208,000	561,818
Nissan Motor Co. Ltd.	873,600	8,744,014
Nisshin Seifun Group Inc.	57,000	617,582
NOK Corp.	20,800	320,555
Nomura Real Estate Holdings Inc.	31,200	788,348
Nomura Real Estate Office Fund Inc.	104	514,647
Nomura Research Institute Ltd.	31,200	1,046,254
NSK Ltd.	150,000	1,593,110
NTT Data Corp.	41,600	1,378,045
NTT DOCOMO Inc.	530,400	8,433,636
Obayashi Corp.	208,000	1,329,283
Oji Holdings Corp.	208,000	949,791
Ono Pharmaceutical Co. Ltd.	20,800	1,568,851
ORIX Corp.	447,200	7,685,039
Osaka Gas Co. Ltd.	624,000	2,626,766
Otsuka Holdings Co. Ltd.	124,800	3,548,996
Panasonic Corp.	395,200	3,967,710
Resona Holdings Inc.	676,000	3,514,015
Ricoh Co. Ltd.	214,000	2,253,206
Rohm Co. Ltd.	31,200	1,276,812
Sankyo Co. Ltd.	20,800	987,952
Sekisui Chemical Co. Ltd.	104,000	1,205,259
Sekisui House Ltd.	104,000	1,487,229
Seven & I Holdings Co. Ltd.	135,200	4,988,523
Sharp Corp.[a]	208,000	612,700
Shimadzu Corp.	104,000	1,016,573
Shimizu Corp.	208,000	1,064,275
Shin-Etsu Chemical Co. Ltd.	52,000	2,930,996
Shinsei Bank Ltd.	208,000	485,496
Shiseido Co. Ltd.	124,800	2,130,670
Shizuoka Bank Ltd. (The)	208,000	2,338,436
Showa Denko K.K.	312,000	422,954
Showa Shell Sekiyu K.K.	20,800	223,455
Sojitz Corp.	468,000	906,330
Sony Corp.	364,000	6,963,898
Sony Financial Holdings Inc.	31,200	581,005

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2013

Security	Shares	Value

Stanley Electric Co. Ltd.	52,000	$1,207,380
Sumitomo Chemical Co. Ltd.	520,000	1,897,462
Sumitomo Corp.	395,200	5,135,868
Sumitomo Electric Industries Ltd.	270,400	4,045,940
Sumitomo Heavy Industries Ltd.	208,000	917,990
Sumitomo Metal Mining Co. Ltd.	208,000	2,879,054
Sumitomo Mitsui Financial Group Inc.	447,200	21,491,673
Sumitomo Mitsui Trust Holdings Inc.	1,144,050	5,620,549
Suntory Beverage & Food Ltd.[a]	41,600	1,369,565
Suzuki Motor Corp.	124,800	3,130,494
T&D Holdings Inc.	197,600	2,366,527
Taiheiyo Cement Corp.	416,000	1,759,658
Taisho Pharmaceutical Holdings Co. Ltd.	10,400	730,364
Takashimaya Co. Ltd.	104,000	990,072
Takeda Pharmaceutical Co. Ltd.	280,800	13,351,667
TDK Corp.	20,800	881,949
Teijin Ltd.	208,000	466,415
Tohoku Electric Power Co. Inc.[a]	83,200	1,004,913
Tokio Marine Holdings Inc.	239,200	7,814,045
Tokyo Electric Power Co. Inc.[a,c]	509,600	2,716,551
Tokyo Tatemono Co. Ltd.	104,000	972,052
TonenGeneral Sekiyu K.K.	104,000	966,752
Toppan Printing Co. Ltd.	208,000	1,640,934
Toray Industries Inc.	208,000	1,297,482
Toshiba Corp.	1,456,000	6,173,642
Toyo Seikan Group Holdings Ltd.	52,000	1,076,995
Toyoda Gosei Co. Ltd.	20,800	518,569
Toyota Industries Corp.	62,400	2,744,430
Toyota Tsusho Corp.	72,800	2,017,564
Trend Micro Inc.	20,800	771,705
Ube Industries Ltd.	312,000	645,561
United Urban Investment Corp.	728	1,113,778
West Japan Railway Co.	62,400	2,795,311
Yamada Denki Co. Ltd.	332,800	932,831
Yamaguchi Financial Group Inc.	104,000	978,412
Yamaha Corp.	52,000	773,825
Yokogawa Electric Corp.	72,800	949,791

		473,333,914
NETHERLANDS — 2.25%
AEGON NV	630,136	5,023,509
Akzo Nobel NV	54,808	3,990,832
Corio NV	23,400	1,022,288
Delta Lloyd NV	66,652	1,419,005
ING Groep NV CVA[a]	690,144	8,803,601
Koninklijke Ahold NV	357,552	6,815,005
Koninklijke DSM NV	54,758	4,153,200
Koninklijke KPN NVa	1,148,264	3,674,745
Koninklijke Philips Electronics NV	338,936	12,017,226
OCI NVa	11,232	432,443
Randstad Holding NV	42,744	2,641,410
Wolters Kluwer NV	106,912	2,904,029

		52,897,293
NEW ZEALAND — 0.11%
Contact Energy Ltd.	115,440	501,666
Fletcher Building Ltd.	92,664	766,259
Telecom Corp. of New Zealand Ltd.	625,248	1,216,241

		2,484,166
NORWAY — 1.55%
Aker Solutions ASA	58,552	810,194

Security	Shares	Value

DNB ASA	348,296	$6,178,005
Gjensidige Forsikring ASA	73,112	1,365,683
Norsk Hydro ASA	329,888	1,475,351
Orkla ASA	274,976	2,230,691
Seadrill Ltd.	132,808	6,151,672
Statoil ASA	398,008	9,435,354
Telenor ASA	250,536	6,023,563
Yara International ASA	65,520	2,831,094

		36,501,607
PORTUGAL — 0.19%
Banco Espirito Santo SA Registered[a]	669,344	885,403
Energias de Portugal SA	711,568	2,623,524
Portugal Telecom SGPS SA Registered[c]	224,744	1,015,918

		4,524,845
SINGAPORE — 1.59%
Ascendas REIT	742,546	1,418,821
CapitaCommercial Trust[c]	728,000	865,723
CapitaMall Trust Management Ltd.	832,800	1,356,275
ComfortDelGro Corp. Ltd.	728,000	1,129,842
DBS Group Holdings Ltd.	624,000	8,421,623
Golden Agri-Resources Ltd.	2,496,000	1,207,401
Hutchison Port Holdings Trust	1,872,000	1,366,560
Keppel Land Ltd.	208,000	622,147
Noble Group Ltd.	832,000	690,902
Olam International Ltd.[c]	520,000	645,624
Oversea-Chinese Banking Corp. Ltd.	312,000	2,616,036
Singapore Press Holdings Ltd.[c]	354,000	1,212,964
Singapore Telecommunications Ltd.	2,808,000	8,557,456
United Overseas Bank Ltd.	224,000	3,763,583
UOL Group Ltd.	104,000	552,554
Wilmar International Ltd.	832,000	2,320,893
Yangzijiang Shipbuilding[c]	728,000	692,579

		37,440,983
SPAIN — 5.52%
Abertis Infraestructuras SA	136,310	2,927,951
Acciona SAc	9,464	601,242
Actividades de Construcciones y Servicios SA	52,964	1,740,709
Amadeus IT Holding SA Class A	47,528	1,767,200
Banco Bilbao Vizcaya Argentaria SA	1,991,503	23,362,557
Banco de Sabadell SA	1,206,920	3,101,125
Banco Popular Espanol SAa	460,512	2,624,467
Banco Santander SA	3,962,071	35,221,880
CaixaBank SA	432,615	2,251,987
Enagas SA	63,923	1,711,125
Ferrovial SA	142,168	2,714,579
Gas Natural SDG SA	123,864	2,924,987
Iberdrola SA	1,728,168	10,873,222
Mapfre SA	275,600	1,110,546
Red Electrica Corporacion SA	35,696	2,227,952
Repsol SA	304,096	8,177,413
Telefonica SAa	1,455,272	25,690,057
Zardoya Otis SA	30,897	538,917

		129,567,916
SWEDEN — 2.75%
Boliden AB	97,032	1,384,018
Husqvarna AB Class B	145,288	855,870
Investment AB Kinnevik Class B	74,256	2,740,256

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2013

Security	Shares	Value

Nordea Bank AB	999,128	$12,815,173
Ratos AB Class B	69,680	604,621
Scania AB Class B	74,256	1,491,764
Securitas AB Class B	112,840	1,290,387
Skandinaviska Enskilda Banken AB Class A	539,552	6,545,280
Skanska AB Class B	135,720	2,619,579
Svenska Cellulosa AB Class B	104,520	2,971,957
Svenska Handelsbanken AB Class A	177,112	8,035,803
Swedbank AB Class A	320,840	8,379,159
Tele2 AB Class B	110,552	1,335,976
Telefonaktiebolaget LM Ericsson Class B	541,320	6,470,527
TeliaSonera AB	843,960	7,003,601

		64,543,971
SWITZERLAND — 3.46%
Adecco SA Registered	47,216	3,490,819
Baloise Holding AG Registered	16,224	1,891,949
Banque Cantonale Vaudoise Registered	1,144	637,977
Julius Baer Group Ltd.	28,184	1,387,803
Lonza Group AG Registered	19,136	1,713,798
Novartis AG Registered	408,824	31,805,699
Pargesa Holding SA Bearer	9,568	763,390
Swiss Life Holding AG Registered[a]	11,544	2,298,474
Swiss Prime Site AG Registered	19,240	1,461,777
Swiss Re AGa	124,904	10,993,152
Swisscom AG Registered	8,320	4,254,864
Transocean Ltd.	126,880	6,009,478
Zurich Insurance Group AGa	52,624	14,580,489

		81,289,669
UNITED KINGDOM — 23.17%
3i Group PLC	178,360	1,069,131
Admiral Group PLC	24,960	512,889
Anglo American PLC	492,960	11,761,053
Antofagasta PLC	136,968	1,881,453
AstraZeneca PLC	441,896	23,492,267
Aviva PLC	1,047,800	7,560,135
BAE Systems PLC	1,157,000	8,452,134
Barclays PLC	5,410,729	22,914,441
BHP Billiton PLC	746,824	23,163,072
BP PLC	6,794,632	52,692,806
British Land Co. PLC	336,960	3,367,261
Carnival PLC	63,960	2,285,343
Centrica PLC	1,207,232	6,854,336
Direct Line Insurance Group PLC	269,152	972,945
Glencore Xstrata PLC[a]	2,414,880	13,191,147
Hammerson PLC	260,638	2,215,142
HSBC Holdings PLC	6,562,296	71,913,753
ICAP PLC	198,016	1,225,447
Imperial Tobacco Group PLC	347,048	12,985,752
Intu Properties PLC	244,712	1,353,238
Investec PLC	207,272	1,453,893
J Sainsbury PLC	441,792	2,800,096
Kingfisher PLC	845,936	5,130,534
Land Securities Group PLC	279,864	4,444,591
Legal & General Group PLC	2,071,784	7,199,612
Lloyds Banking Group PLC[a]	16,301,688	20,305,349
London Stock Exchange Group PLC	19,032	502,072
Marks & Spencer Group PLC	575,640	4,656,488
National Grid PLC	1,299,584	16,379,679
Old Mutual PLC	1,758,328	5,751,561
Resolution Ltd.	517,816	2,973,296
Rexam PLC	171,704	1,433,092

Security	Shares	Value

Rio Tinto PLC	450,320	$22,847,645
Royal Dutch Shell PLC Class A	1,338,792	44,663,539
Royal Dutch Shell PLC Class B	927,680	32,185,443
RSA Insurance Group PLC	1,301,040	2,683,884
SEGRO PLC	271,648	1,426,253
Severn Trent PLC	31,616	943,250
SSE PLC	342,160	7,783,960
Standard Life PLC	845,104	4,779,263
Tesco PLC	2,849,080	16,670,655
TUI Travel PLC	167,024	1,033,113
United Utilities Group PLC	246,896	2,794,494
Vedanta Resources PLC	9,048	154,523
Vodafone Group PLC	17,357,704	62,606,109
William Hill PLC	93,080	599,516

		544,065,655

TOTAL COMMON STOCKS (Cost: $2,002,875,772)		2,319,140,048

PREFERRED STOCKS — 0.79%

GERMANY — 0.79%
Bayerische Motoren Werke AG	18,928	1,584,613
Porsche Automobil Holding SE	35,360	3,316,480
RWE AG NVS[c]	15,184	519,162
Volkswagen AG	51,272	13,048,634

		18,468,889

TOTAL PREFERRED STOCKS (Cost: $15,113,812)		18,468,889

RIGHTS — 0.03%

HONG KONG — 0.00%
New Hotel[a]	16,575	—

		—
SPAIN — 0.03%
Banco Santander SAa	3,885,879	829,407

		829,407

TOTAL RIGHTS (Cost: $802,124)		829,407

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e],f,g	8,637,090	8,637,090
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[e],f,g	501,961	501,961

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	494,378	$494,378

		9,633,429

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,633,429)		9,633,429

TOTAL INVESTMENTS IN SECURITIES — 99.98% (Cost: $2,028,425,137)		2,348,071,773
Other Assets, Less Liabilities — 0.02%		403,996

NET ASSETS — 100.00%		$2,348,475,769

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

179

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS FINANCIALS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 90.74%

BRAZIL — 4.98%
Banco Bradesco SA	3,000	$48,454
Banco do Brasil SA	3,500	46,832
Banco Santander (Brasil) SA Units	6,000	41,424
BB Seguridade Participacoes SA	3,500	38,521
BM&F Bovespa SA	11,500	65,327
BR Malls Participacoes SA	2,500	24,400
BR Properties SA	1,500	12,818
CETIP SA — Mercados Organizados	1,500	16,759
Multiplan Empreendimentos Imobiliarios SA	500	11,827
Porto Seguro SA	500	6,331
Sul America SA Units	1,000	7,376

		320,069
CHILE — 1.02%
Banco de Chile	120,715	18,485
Banco de Credito e Inversiones	205	12,063
Banco Santander (Chile) SA	409,945	25,205
CorpBanca SA	884,240	9,929

		65,682
CHINA — 27.48%
Agile Property Holdings Ltd.	10,000	12,060
Agricultural Bank of China Ltd. Class H	132,000	63,505
Bank of China Ltd. Class H	475,000	222,396
Bank of Communications Co. Ltd. Class H	56,600	41,393
China CITIC Bank Corp. Ltd. Class H	50,200	28,166
China Construction Bank Corp. Class H	446,320	346,553
China Everbright Ltd.	10,000	14,807
China Life Insurance Co. Ltd. Class H	45,000	119,566
China Merchants Bank Co. Ltd. Class H	28,530	56,670
China Minsheng Banking Corp. Ltd. Class H	32,800	37,610
China Overseas Grand Oceans Group Ltd.	5,000	5,959
China Overseas Land & Investment Ltd.	20,000	61,911
China Pacific Insurance (Group) Co. Ltd. Class H	16,000	57,784
China Resources Land Ltd.	10,000	28,956
China Taiping Insurance Holdings Co. Ltd.[a]	5,600	8,740
China Vanke Co. Ltd. Class B	7,500	12,701
Chongqing Rural Commercial Bank Co. Ltd. Class H	15,000	7,565
CITIC Securities Co. Ltd. Class H	5,500	11,521
Country Garden Holdings Co. Ltd.	26,325	17,996
Evergrande Real Estate Group Ltd.	40,000	16,871
Far East Horizon Ltd.	10,000	7,313
Franshion Properties (China) Ltd.	20,000	6,939
Greentown China Holdings Ltd.	2,500	4,856
Guangzhou R&F Properties Co. Ltd. Class H	6,000	10,525
Haitong Securities Co. Ltd. Class H	8,000	12,135
Industrial and Commercial Bank of China Ltd. Class H	450,400	315,446
Longfor Properties Co. Ltd.[b]	8,000	13,043
New China Life Insurance Co. Ltd. Class Ha	4,000	11,273
People’s Insurance Co. Group of China Ltd. Class H	30,000	14,162
PICC Property and Casualty Co. Ltd. Class H	23,000	35,243
Ping An Insurance (Group) Co. of China Ltd. Class H	12,500	98,429
Poly Property Group Co. Ltd.	10,000	6,127
Shimao Property Holdings Ltd.	7,500	18,883

Security	Shares	Value

Shui On Land Ltd.	21,666	$7,545
Sino-Ocean Land Holdings Ltd.[b]	17,500	11,105
SOHO China Ltd.[b]	12,500	10,947
Yuexiu Property Co. Ltd.	30,000	8,358

		1,765,059
COLOMBIA — 0.85%
Bancolombia SA	1,210	16,710
Corporacion Financiera Colombiana SA	570	11,876
Grupo de Inversiones Suramericana SA	1,315	26,091

		54,677
CZECH REPUBLIC — 0.41%
Komercni Banka AS	105	26,127

		26,127
EGYPT — 0.31%
Commercial International Bank (Egypt) SAE SP ADR	3,427	20,048

		20,048
HUNGARY — 0.42%
OTP Bank PLC	1,280	26,655

		26,655
INDIA — 5.30%
HDFC Bank Ltd. SP ADR	5,851	212,099
ICICI Bank Ltd. SP ADR	3,430	128,007

		340,106
INDONESIA — 3.27%
PT Bank Central Asia Tbk	77,500	71,845
PT Bank Danamon Indonesia Tbk	23,580	8,995
PT Bank Mandiri (Persero) Tbk	57,525	43,887
PT Bank Negara Indonesia (Persero) Tbk	47,833	20,368
PT Bank Rakyat Indonesia (Persero) Tbk	67,500	47,305
PT Bumi Serpong Damai Tbk	40,000	5,571
PT Lippo Karawaci Tbk[a]	117,500	11,779

		209,750
MALAYSIA — 4.08%
Alliance Financial Group Bhd	6,500	10,691
AMMB Holdings Bhd	10,500	24,590
CIMB Group Holdings Bhd	28,100	66,520
Hong Leong Bank Bhd	3,500	15,839
Hong Leong Financial Group Bhd	1,000	4,792
Malayan Banking Bhd	27,000	83,510
Public Bank Bhd Foreign	6,500	37,695
RHB Capital Bhd	4,500	11,252
UEM Sunrise Bhd	10,000	7,415

		262,304
MEXICO — 3.18%
Compartamos SAB de CV	6,500	12,711
Fibra Uno Administracion SA de CV	8,000	24,974
Grupo Financiero Banorte SAB de CV Series O	15,000	96,098

180

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS ETF

October 31, 2013

Security	Shares	Value

Grupo Financiero Inbursa SAB de CV Series O	14,000	$36,197
Grupo Financiero Santander Mexico SAB de CV Series B	12,200	34,274

		204,254
PERU — 0.90%
Credicorp Ltd.	425	58,055

		58,055
PHILIPPINES — 1.47%
Ayala Corp.	1,250	17,444
Ayala Land Inc.	34,000	23,173
Bank of the Philippine Islands	4,715	10,912
BDO Unibank Inc.	9,246	17,332
Metro Pacific Investments Corp.	75,000	8,470
Metropolitan Bank & Trust Co.	390	804
SM Prime Holdings Inc.	36,150	16,046

		94,181
POLAND — 3.65%
Alior Bank SAa	245	6,211
Bank Handlowy w Warszawie SA	185	7,143
Bank Millennium SAa	2,395	5,963
Bank Pekao SA	795	49,868
Bank Zachodni WBK SA	185	22,548
BRE Bank SA	91	15,084
Powszechna Kasa Oszczednosci Bank Polski SA	5,375	71,363
Powszechny Zaklad Ubezpieczen SA	370	56,375

		234,555
RUSSIA — 3.62%
LSR Group OJSC SP GDR	10,800	44,334
Sberbank of Russia SP ADR	14,725	188,038

		232,372
SOUTH AFRICA — 7.53%
African Bank Investments Ltd.	4,485	7,620
Barclays Africa Group Ltd.	2,255	34,931
Discovery Ltd.	1,735	14,740
FirstRand Ltd.	19,530	70,269
Growthpoint Properties Australia Ltd.	10,695	27,257
Investec Ltd.	1,595	11,353
Liberty Holdings Ltd.	675	8,366
MMI Holdings Ltd.	6,346	15,634
Nedbank Group Ltd.	1,260	27,453
Redefine Properties Ltd.	18,740	19,292
Remgro Ltd.	3,015	61,593
RMB Holdings Ltd.	4,610	23,189
RMI Holdings Ltd.	2,600	7,349
Sanlam Ltd.	10,805	58,185
Standard Bank Group Ltd.	7,570	96,480

		483,711
SOUTH KOREA — 7.61%
BS Financial Group Inc.	1,000	16,074
Daewoo Securities Co. Ltd.	1,550	14,481
Dongbu Insurance Co. Ltd.	450	20,130
Hana Financial Group Inc.	1,650	63,620

Security		Value

Hanwha Life Insurance Co. Ltd.	2,450	$16,399
Hyundai Marine & Fire Insurance Co. Ltd.	350	10,014
Hyundai Securities Co. Ltd.	1,800	11,420
Industrial Bank of Korea	2,050	23,674
Korea Investment Holdings Co. Ltd.	350	13,644
Mirae Asset Securities Co. Ltd.	150	5,062
Samsung Card Co. Ltd.	400	14,820
Samsung Fire & Marine Insurance Co. Ltd.	250	58,449
Samsung Life Insurance Co. Ltd.	481	47,386
Samsung Securities Co. Ltd.	350	15,524
Shinhan Financial Group Co. Ltd.	2,600	113,608
Woori Finance Holdings Co. Ltd.	2,700	32,072
Woori Investment & Securities Co. Ltd.	1,150	12,142

		488,519
TAIWAN — 7.65%
Cathay Financial Holding Co. Ltd.	48,048	72,449
Chailease Holding Co. Ltd.	5,000	12,151
Chang Hwa Commercial Bank Ltd.	30,000	17,972
China Development Financial Holding Corp.	85,000	25,373
China Life Insurance Co. Ltd.	11,400	11,175
CTBC Financial Holding Co. Ltd.	81,070	54,912
E.Sun Financial Holding Co. Ltd.	30,000	20,065
First Financial Holding Co. Ltd.	45,000	27,877
Fubon Financial Holding Co. Ltd.	40,000	58,544
Hua Nan Financial Holdings Co. Ltd.	35,000	20,729
Mega Financial Holding Co. Ltd.	55,000	47,550
Ruentex Development Co. Ltd.	5,000	10,467
Shin Kong Financial Holding Co. Ltd.	41,049	14,251
SinoPac Financial Holdings Co. Ltd.	45,000	22,209
Taishin Financial Holdings Co. Ltd.	45,000	22,746
Taiwan Business Bank Ltd.[a]	20,000	6,140
Taiwan Cooperative Financial Holding Co. Ltd.	35,000	19,657
Yuanta Financial Holding Co. Ltd.	50,000	27,230

		491,497
THAILAND — 3.66%
Bangkok Bank PCL Foreign	5,000	33,092
Bangkok Bank PCL NVDR	4,000	26,474
Bank of Ayudhya PCL NVDR	16,000	19,663
Central Pattana PCL NVDR	8,000	12,337
Kasikornbank PCL Foreign	6,000	37,398
Kasikornbank PCL NVDR	5,500	33,574
Krung Thai Bank PCL NVDR	22,075	14,397
Siam Commercial Bank PCL NVDR	11,000	58,137

		235,072
TURKEY — 3.35%
Akbank TAS	11,026	43,390
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,670	5,250
Haci Omer Sabanci Holding AS	5,080	24,173
Turkiye Garanti Bankasi AS	14,395	58,093
Turkiye Halk Bankasi AS	4,116	33,366
Turkiye Is Bankasi AS Class C	9,931	27,317
Turkiye Vakiflar Bankasi TAO Class D	4,580	11,035

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS ETF

October 31, 2013

Security	Shares	Value

Yapi ve Kredi Bankasi AS	5,280	$12,270

		214,894

TOTAL COMMON STOCKS (Cost: $5,881,321)		5,827,587

PREFERRED STOCKS — 9.03%

BRAZIL — 8.11%
Banco Bradesco SA	13,500	196,001
Banco do Estado do Rio Grande do Sul SA Class B	1,000	7,264
Itau Unibanco Holding SA	15,500	241,213
Itausa — Investimentos Itau SA	17,600	76,389

		520,867
COLOMBIA — 0.92%
Banco Davivienda SA	670	8,799
Bancolombia SA	2,115	29,655
Grupo Aval Acciones y Valores SA	9,455	6,578
Grupo de Inversiones Suramericana SA	700	13,926

		58,958

TOTAL PREFERRED STOCKS (Cost: $469,449)		579,825

SHORT-TERM INVESTMENTS — 0.52%

MONEY MARKET FUNDS — 0.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c],d,e	27,305	27,305
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c],d,e	1,587	1,587
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,246	4,246

		33,138

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,138)		33,138

TOTAL INVESTMENTS IN SECURITIES — 100.29% (Cost: $6,383,908)		6,440,550
Other Assets, Less Liabilities — (0.29)%		(18,573)

NET ASSETS — 100.00%		$6,421,977

NVDR   —   Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

182

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS MATERIALS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 85.69%

BRAZIL — 8.02%
Companhia Siderurgica Nacional SA	17,100	$93,754
Duratex SA	5,400	33,930
Fibria Celulose SAa	5,400	70,556
Vale SA	26,100	419,671

		617,911
CHILE — 1.39%
CAP SA	1,530	31,873
Empresas CMPC SA	25,362	75,244

		107,117
CHINA — 6.70%
Aluminum Corp. of China Ltd. Class Ha,b	72,000	26,931
Anhui Conch Cement Co. Ltd. Class H	27,000	94,202
BBMG Corp. Class H	69,000	49,482
China BlueChemical Ltd. Class H	36,000	23,124
China National Building Material Co. Ltd. Class H	54,000	52,795
China Resources Cement Holdings Ltd.	36,000	24,099
China Shanshui Cement Group Ltd.	27,000	9,612
Fosun International Ltd.	31,500	30,269
Jiangxi Copper Co. Ltd. Class H	27,000	51,889
Lee & Man Paper Manufacturing Ltd.	27,000	19,363
Nine Dragons Paper (Holdings) Ltd.	36,000	29,717
Shougang Fushan Resources Group Ltd.	72,000	24,238
Sinopec Shanghai Petrochemical Co. Ltd. Class H	81,000	21,417
Yingde Gases Group Co. Ltd.[b]	22,500	23,101
Zhaojin Mining Industry Co. Ltd. Class H	13,500	10,935
Zijin Mining Group Co. Ltd. Class Hb	109,000	25,165

		516,339
COLOMBIA — 1.79%
Cementos Argos SA	8,181	43,243
Cemex Latam Holdings SAa	3,384	25,926
Grupo Argos SA	5,895	68,432

		137,601
INDIA — 4.22%
Sesa Sterlite Ltd.[a]	13,685	176,536
Tata Steel Ltd. SP GDR[c]	27,009	148,550

		325,086
INDONESIA — 1.73%
PT Indocement Tunggal Prakarsa Tbk	31,500	58,403
PT Semen Gresik (Persero) Tbk	58,500	74,471

		132,874
MALAYSIA — 1.80%
Lafarge Malaysia Bhd	8,100	25,592

Security	Shares	Value

Petronas Chemicals Group Bhd	50,000	$112,659

		138,251
MEXICO — 9.25%
Cemex SAB de CV CPO[a]	229,584	245,139
Grupo Mexico SAB de CV Series B	78,399	248,539
Industrias CH SAB de CV Series Ba	3,600	17,807
Industrias Penoles SAB de CV	2,880	84,577
Mexichem SAB de CV	21,647	90,740
Minera Frisco SAB de CV Series A1[a]	9,900	25,407

		712,209
PERU — 1.93%
Compania de Minas Buenaventura SA SP ADR	3,816	55,332
Southern Copper Corp.	3,330	93,073

		148,405
POLAND — 2.28%
Grupa Azoty SA	963	25,509
Jastrzebska Spolka Weglowa SA	729	15,792
KGHM Polska Miedz SA	2,763	111,847
Synthos SA	13,248	22,476

		175,624
RUSSIA — 4.43%
MMC Norilsk Nickel OJSC SP ADR	10,044	152,066
Severstal OAO SP GDR[c]	4,662	40,699
Uralkali OJSC SP GDR[c]	5,563	148,588

		341,353
SOUTH AFRICA — 8.91%
African Rainbow Minerals Ltd.	2,196	42,199
Anglo American Platinum Ltd.[a]	1,431	58,085
AngloGold Ashanti Ltd.	7,830	119,498
Assore Ltd.	711	29,135
Gold Fields Ltd.	15,084	71,007
Harmony Gold Mining Co. Ltd.	7,992	27,701
Impala Platinum Holdings Ltd.	10,962	133,663
Kumba Iron Ore Ltd.	1,710	71,820
Nampak Ltd.	12,087	40,107
Northam Platinum Ltd.[a]	5,706	23,496
PPC Ltd.	10,494	33,300
Sappi Ltd.[a]	12,366	36,534

		686,545
SOUTH KOREA — 15.30%
Cheil Industries Inc.	936	79,416
Hanwha Chemical Corp.	1,710	37,561
Hanwha Corp.	990	37,472
Hyosung Corp.	495	33,412
Hyundai Hysco Co. Ltd.	630	25,004
Hyundai Steel Co.	1,125	92,800
Korea Zinc Co. Ltd.	180	52,604
Kumho Petro Chemical Co. Ltd.	279	27,354
LG Chem Ltd.	936	264,277
Lotte Chemical Corp.	351	71,970
OCI Co. Ltd.	342	61,904
POSCO	1,323	394,749

		1,178,523

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS ETF

October 31, 2013

Security	Shares	Value

TAIWAN — 14.15%
Asia Cement Corp.	45,000	$61,037
China Petrochemical Development Corp.	36,000	18,074
China Steel Corp.	234,310	203,769
Feng Hsin Iron & Steel Co. Ltd.	9,000	16,420
Formosa Chemicals & Fibre Corp.	63,000	182,055
Formosa Plastics Corp.	81,000	220,010
LCY Chemical Corp.	9,000	11,886
Nan Ya Plastics Corp.	99,000	225,770
Taiwan Cement Corp.	63,000	91,671
Taiwan Fertilizer Co. Ltd.	18,000	42,887
TSRC Corp.	9,000	16,634

		1,090,213
THAILAND — 3.09%
Indorama Ventures PCL NVDR	28,800	23,132
PTT Global Chemical PCL NVDR	35,162	88,682
Siam Cement PCL Foreign (The)	6,300	89,060
Siam Cement PCL NVDR (The)	2,700	37,128

		238,002
TURKEY — 0.70%
Eregli Demir ve Celik Fabrikalari TAS	28,485	39,605
Koza Altin Isletmeleri AS	801	14,233

		53,838

TOTAL COMMON STOCKS
(Cost: $7,456,437)		6,599,891

PREFERRED STOCKS — 13.72%

BRAZIL — 12.39%
Bradespar SA	4,500	53,959
Braskem SA Class A	2,700	24,142
Gerdau SA	17,100	135,902
Klabin SA	9,900	52,987
Metalurgica Gerdau SA	5,400	55,619
Suzano Papel e Celulose SA Class A	5,400	22,053
Usinas Siderurgicas de Minas Gerais SA Class A	7,200	38,472
Vale SA Class A	38,700	571,618

		954,752
CHILE — 0.72%
Sociedad Quimica y Minera de Chile SA Series B	1,962	55,231

		55,231
COLOMBIA — 0.36%
Grupo Argos SA	2,376	27,607

		27,607

Security	Shares	Value

SOUTH KOREA — 0.25%
LG Chem Ltd.	153	$19,400

		19,400

TOTAL PREFERRED STOCKS
(Cost: $967,390)		1,056,990

SHORT-TERM INVESTMENTS — 0.93%

MONEY MARKET FUNDS — 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d],[e,f]	62,146	62,146
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d],[e,f]	3,612	3,612
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	5,957	5,957

		71,715

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,715)		71,715

TOTAL INVESTMENTS IN SECURITIES — 100.34%
(Cost: $8,495,542)		7,728,596
Other Assets, Less Liabilities — (0.34)%		(26,176)

NET ASSETS — 100.00%		$7,702,420

CPO   —  Certificates of Participation (Ordinary)

NVDR   —  Non-Voting Depositary Receipts

SP ADR   —  Sponsored American Depositary Receipts

SP GDR   —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

184

Schedule of Investments  (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.65%

AUSTRIA — 0.91%
Erste Group Bank AG	41,522	$1,466,266
IMMOEAST AG Escrow[a,b]	740	—
IMMOFINANZ AGa	153,500	673,003
IMMOFINANZ AG Escrow[a,b]	328	—
Raiffeisen International Bank Holding AG	7,750	285,213
Vienna Insurance Group AG	6,250	331,590

		2,756,072
BELGIUM — 1.57%
Ageas	37,000	1,576,700
Groupe Bruxelles Lambert SA	13,000	1,162,385
KBC Groep NV	36,750	2,005,958

		4,745,043
DENMARK — 0.93%
Danske Bank A/Sa	105,000	2,455,502
TrygVesta A/S	4,000	366,006

		2,821,508
FINLAND — 1.19%
Pohjola Bank PLC Class A	22,250	405,940
Sampo OYJ Class A	67,250	3,189,864

		3,595,804
FRANCE — 12.17%
AXA SA	287,500	7,191,751
BNP Paribas SA	159,250	11,807,923
CNP Assurances SA	26,250	463,929
Credit Agricole SAa	160,500	1,941,322
Eurazeo	5,000	378,824
Fonciere des Regions	4,750	407,928
Gecina SA	3,500	468,925
Icade	5,750	530,548
Klepierre	16,000	719,556
Natixis	149,000	804,590
SCOR SE	24,750	876,015
Societe Generale	113,000	6,424,531
Unibail-Rodamco SE	15,500	4,066,942
Wendel	5,250	733,722

		36,816,506
GERMANY — 10.38%
Allianz SE Registered	73,250	12,338,373
Commerzbank AGa	157,250	2,024,295
Deutsche Bank AG Registered	163,250	7,907,659
Deutsche Boerse AG	31,000	2,336,911
Hannover Rueck SE Registered	9,750	783,245
Muenchener Rueckversicherungs-Gesellschaft AG Registered	28,750	6,015,274

		31,405,757

Security	Shares	Value

IRELAND — 0.41%
Bank of Ireland[a]	3,371,000	$1,237,375

		1,237,375
ITALY — 5.60%
Assicurazioni Generali SpA	187,250	4,383,630
Banca Monte dei Paschi di Siena SpA[a,c]	1,032,750	327,137
Exor SpA	15,500	615,099
Intesa Sanpaolo SpA	1,863,750	4,639,326
Mediobanca SpA	82,750	756,553
UniCredit SpA	697,750	5,255,192
Unione di Banche Italiane SpA	137,500	953,349

		16,930,286
NETHERLANDS — 3.72%
AEGON NV	285,000	2,272,049
Corio NV	10,750	469,641
Delta Lloyd NV	29,762	633,626
ING Groep NV CVA[a]	617,250	7,873,752

		11,249,068
NORWAY — 1.12%
DNB ASA	156,500	2,775,966
Gjensidige Forsikring ASA	32,000	597,738

		3,373,704
PORTUGAL — 0.13%
Banco Espirito Santo SA Registered[a]	302,250	399,814

		399,814
SPAIN — 10.40%
Banco Bilbao Vizcaya Argentaria SA	896,729	10,519,634
Banco de Sabadell SA	543,000	1,395,213
Banco Popular Espanol SAa	209,500	1,193,945
Banco Santander SA	1,785,250	15,870,453
Bankia SAa	653,750	979,427
CaixaBank SA	191,784	998,336
Mapfre SA	123,500	497,650

		31,454,658
SWEDEN — 6.76%
Industrivarden AB Class C	18,750	334,664
Investment AB Kinnevik Class B	35,750	1,319,276
Investor AB Class B	73,000	2,348,707
Nordea Bank AB	454,250	5,826,373
Ratos AB Class Bc	30,750	266,821
Skandinaviska Enskilda Banken AB Class A	243,500	2,953,887
Svenska Handelsbanken AB Class A	80,000	3,629,704
Swedbank AB Class A	145,000	3,786,866

		20,466,298
SWITZERLAND — 11.91%
Baloise Holding AG Registered	7,750	903,760
Banque Cantonale Vaudoise Registered	500	278,836

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

October 31, 2013

Security	Shares	Value

Credit Suisse Group AG Registered	240,000	$7,481,862
Julius Baer Group Ltd.[a]	35,750	1,760,358
Pargesa Holding SA Bearer	4,250	339,090
Partners Group Holding AG	2,750	713,958
Swiss Life Holding AG Registered[a]	5,250	1,045,304
Swiss Prime Site AG Registered[a]	8,500	645,795
Swiss Re AGa	56,500	4,972,724
UBS AG Registered[a]	584,000	11,324,654
Zurich Insurance Group AGa	23,750	6,580,393

		36,046,734
UNITED KINGDOM — 32.45%
3i Group PLC	156,000	935,100
Aberdeen Asset Management PLC	154,000	1,095,808
Admiral Group PLC	30,750	631,864
Aviva PLC	472,500	3,409,204
Barclays PLC	2,446,750	10,361,988
British Land Co. PLC	151,250	1,511,450
Direct Line Insurance Group PLC	131,750	476,257
Hammerson PLC	114,500	973,126
Hargreaves Lansdown PLC	34,250	654,811
HSBC Holdings PLC	2,988,500	32,749,856
ICAP PLC	88,000	544,599
Intu Properties PLC	107,500	594,467
Investec PLC	92,250	647,080
Land Securities Group PLC	125,500	1,993,097
Legal & General Group PLC	949,250	3,298,718
Lloyds Banking Group PLC[a]	7,407,750	9,227,078
London Stock Exchange Group PLC	28,250	745,246
Old Mutual PLC	786,000	2,571,038
Prudential PLC	410,250	8,429,993
Resolution Ltd.	228,000	1,309,174
Royal Bank of Scotland Group PLC[a]	343,250	2,027,189
RSA Insurance Group PLC	583,500	1,203,688
Schroders PLC	16,250	673,307
SEGRO PLC	119,250	626,107
Standard Chartered PLC	388,000	9,347,302
Standard Life PLC	378,500	2,140,507

		98,178,054

TOTAL COMMON STOCK
(Cost: $273,910,117)		301,476,681

RIGHTS — 0.11%

SPAIN — 0.11%
Banco Santander SAa	1,577,277	336,656

		336,656

TOTAL RIGHTS
(Cost: $325,581)		336,656

SHORT-TERM INVESTMENTS — 0.15%
MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%d,[e,f]	300,787	300,787

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%d,[e,f]	17,481	$17,481
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	148,228	148,228

		466,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $466,496)		466,496

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $274,702,194)		302,279,833
Other Assets, Less Liabilities — 0.09%		263,828

NET ASSETS — 100.00%		$302,543,661

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

186

Schedule of Investments  (Unaudited)

iSHARES® MSCI FAR EAST FINANCIALS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.33%

HONG KONG — 24.55%
AIA Group Ltd.[a]	81,600	$414,155
Bank of East Asia Ltd. (The)	9,600	41,542
BOC Hong Kong (Holdings) Ltd.	26,000	84,844
Cheung Kong (Holdings) Ltd.	8,000	125,061
First Pacific Co. Ltd.	16,000	18,202
Hang Lung Properties Ltd.	16,000	52,728
Hang Seng Bank Ltd.	5,200	86,521
Henderson Land Development Co. Ltd.	8,200	48,599
Hong Kong Exchanges and Clearing Ltd.	7,600	122,532
Hysan Development Co. Ltd.[a]	4,000	18,702
Link REIT (The)	16,000	80,691
New World Development Co. Ltd.	24,000	33,246
Sino Land Co. Ltd.	24,800	34,802
Sun Hung Kai Properties Ltd.	12,000	157,254
Swire Pacific Ltd. Class A	4,000	46,201
Swire Properties Ltd.	8,800	23,836
Wharf (Holdings) Ltd. (The)	8,600	72,434
Wheelock and Co. Ltd.	8,000	40,861

		1,502,211
JAPAN — 63.16%
Acom Co. Ltd.[b]	2,800	10,931
AEON Financial Service Co. Ltd.	400	12,252
AEON Mall Co. Ltd.	460	13,077
Aozora Bank Ltd.	8,000	23,239
Bank of Kyoto Ltd. (The)	4,000	35,144
Bank of Yokohama Ltd. (The)	8,000	44,032
Chiba Bank Ltd. (The)	4,000	28,458
Credit Saison Co. Ltd.	1,200	32,731
Dai-ichi Life Insurance Co. Ltd. (The)	6,000	85,374
Daito Trust Construction Co. Ltd.	400	40,811
Daiwa House Industry Co. Ltd.	4,000	79,951
Daiwa Securities Group Inc.	12,000	109,102
Fukuoka Financial Group Inc.	4,000	18,021
Gunma Bank Ltd. (The)	4,000	23,076
Hachijuni Bank Ltd. (The)	4,000	24,625
Hiroshima Bank Ltd. (The)	4,000	16,961
Hokuhoku Financial Group Inc.	4,000	8,236
Hulic Co. Ltd.	1,600	25,376
Japan Exchange Group Inc.	2,000	46,213
Japan Prime Realty Investment Corp.	4	13,332
Japan Real Estate Investment Corp.	4	45,867
Japan Retail Fund Investment Corp.	16	32,502
Joyo Bank Ltd. (The)	4,000	20,711
Mitsubishi Estate Co. Ltd.	8,000	228,071
Mitsubishi UFJ Financial Group Inc.	86,000	543,472
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,400	24,846
Mitsui Fudosan Co. Ltd.	6,000	197,839
Mizuho Financial Group Inc.	154,800	323,453
MS&AD Insurance Group Holdings Inc.	3,680	94,710
Nippon Building Fund Inc.	4	49,618
Nippon Prologis REIT Inc.	3	29,966
Nishi-Nippon City Bank Ltd. (The)	4,000	10,804
NKSJ Holdings Inc.	2,400	61,841
Nomura Holdings Inc.	24,800	182,758

Security	Shares	Value

Nomura Real Estate Holdings Inc.	800	$20,214
NTT Urban Development Corp.	800	10,168
ORIX Corp.	7,600	130,604
Resona Holdings Inc.	14,000	72,776
SBI Holdings Inc.	1,620	19,517
Seven Bank Ltd.	4,000	14,147
Shinsei Bank Ltd.	12,000	28,009
Shizuoka Bank Ltd. (The)	4,000	44,970
Sony Financial Holdings Inc.	1,200	22,346
Sumitomo Mitsui Financial Group Inc.	8,800	422,913
Sumitomo Mitsui Trust Holdings Inc.	20,940	102,875
Sumitomo Realty & Development Co. Ltd.	3,000	141,423
T&D Holdings Inc.	4,000	47,905
Tokio Marine Holdings Inc.	4,800	156,804
Tokyo Tatemono Co. Ltd.	3,000	28,040
Tokyu Fudosan Holdings Corp.[b]	4,000	39,384
United Urban Investment Corp.	16	24,479

		3,863,974
SINGAPORE — 11.62%
Ascendas REIT	12,000	22,929
CapitaCommercial Trust	12,000	14,270
CapitaLand Ltd.	16,000	40,247
CapitaMall Trust Management Ltd.	16,000	26,057
CapitaMalls Asia Ltd.	8,000	13,029
City Developments Ltd.	4,000	33,216
DBS Group Holdings Ltd.	12,000	161,954
Global Logistic Properties Ltd.	20,000	49,825
Keppel Land Ltd.[a]	4,000	11,964
Oversea-Chinese Banking Corp. Ltd.	16,000	134,156
Singapore Exchange Ltd.[a]	8,000	47,341
United Overseas Bank Ltd.	8,000	134,414
UOL Group Ltd.	4,000	21,252

		710,654

TOTAL COMMON STOCKS
(Cost: $5,956,741)		6,076,839

RIGHTS — 0.00%

HONG KONG — 0.00%
New Hotel[b]	300	—

		—

TOTAL RIGHTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 2.96%

MONEY MARKET FUNDS — 2.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%c,[d,e]	169,943	169,943
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%(c)(d)(e)	9,877	9,877

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

October 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,290	$1,290

		181,110

TOTAL SHORT-TERM INVESTMENTS (Cost: $181,110)		181,110

TOTAL INVESTMENTS IN SECURITIES — 102.29%
(Cost: $6,137,851)		6,257,949
Other Assets, Less Liabilities — (2.29)%		(139,940)

NET ASSETS —100.00%		$6,118,009

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

188

Schedule of Investments  (Unaudited)

iSHARES® MSCI KOKUSAI ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.55%

AUSTRALIA — 3.76%
AGL Energy Ltd.	11,128	$164,805
ALS Ltd.[a]	7,143	67,844
Alumina Ltd.[b]	48,360	47,168
Amcor Ltd.	24,076	247,139
AMP Ltd.	51,688	232,004
APA Group	16,069	92,212
Asciano Ltd.	17,915	98,734
ASX Ltd.	3,910	135,847
Aurizon Holdings Ltd.	31,200	141,520
Australia and New Zealand Banking Group Ltd.	51,844	1,661,330
Bendigo and Adelaide Bank Ltd.	8,165	84,277
BGP Holdings PLC[b,c]	38,252	1
BHP Billiton Ltd.	60,580	2,160,412
Boral Ltd.	16,328	76,381
Brambles Ltd.	29,484	259,655
Caltex Australia Ltd.	2,756	48,360
CFS Retail Property Trust Group	48,516	95,100
Coca-Cola Amatil Ltd.	11,648	142,288
Cochlear Ltd.	1,092	60,907
Commonwealth Bank of Australia	30,056	2,165,353
Computershare Ltd.	8,944	90,963
Crown Ltd.	8,892	142,050
CSL Ltd.	9,568	629,699
Dexus Property Group	74,880	76,935
Echo Entertainment Group Ltd.	15,548	39,016
Federation Centres	18,720	43,963
Flight Centre Ltd.	1,196	58,791
Fortescue Metals Group Ltd.	32,084	158,290
Goodman Group	30,004	143,766
GPT Group	30,160	105,386
Harvey Norman Holdings Ltd.	13,156	40,613
Iluka Resources Ltd.	7,956	77,600
Incitec Pivot Ltd.	33,540	84,484
Insurance Australia Group Ltd.	38,428	224,886
James Hardie Industries SE	9,672	100,107
Leighton Holdings Ltd.	3,120	52,915
Lend Lease Group	9,360	101,043
Macquarie Group Ltd.	5,928	286,009
Metcash Ltd.	15,288	48,498
Mirvac Group	64,694	106,596
National Australia Bank Ltd.	43,680	1,460,520
Newcrest Mining Ltd.	13,468	131,361
Orica Ltd.	7,280	145,252
Origin Energy Ltd.	20,852	288,881
Qantas Airways Ltd.[b]	23,036	27,158
QBE Insurance Group Ltd.	22,932	321,389
Ramsay Health Care Ltd.	2,756	101,260
Rio Tinto Ltd.	8,154	494,094
Santos Ltd.	18,304	262,941
Seek Ltd.	5,772	71,001
Sonic Healthcare Ltd.	7,855	120,054
SP AusNet	43,784	51,827
Stockland Corp. Ltd.	42,702	162,151
Suncorp Group Ltd.	25,480	322,836
Sydney Airport	9,360	37,138
Tabcorp Holdings Ltd.	16,952	57,790

Security	Shares	Value

Tatts Group Ltd.	29,640	$88,132
Telstra Corp. Ltd.	79,146	388,227
Toll Holdings Ltd.	11,180	61,086
Transurban Group	21,528	144,740
Treasury Wine Estates Ltd.	9,360	41,658
Wesfarmers Ltd.	18,772	763,841
Westfield Group	40,144	411,315
Westfield Retail Trust	55,484	162,350
Westpac Banking Corp.	57,980	1,882,664
Whitehaven Coal Ltd.[b]	8,476	13,003
Woodside Petroleum Ltd.	12,272	451,126
Woolworths Ltd.	22,932	757,869
WorleyParsons Ltd.	3,900	81,470

		19,896,081
AUSTRIA — 0.13%
Andritz AG	1,196	73,770
Erste Group Bank AG	4,656	164,417
IMMOEAST AG Escrow[b,c]	5,270	—
IMMOFINANZ AG	15,357	67,331
OMV AG	2,808	134,165
Raiffeisen International Bank Holding AG	988	36,360
Telekom Austria AG	4,732	39,030
Verbund AG	1,508	35,457
Vienna Insurance Group AG	1,040	55,177
Voestalpine AG	2,184	103,282

		708,989
BELGIUM — 0.57%
Ageas	4,511	192,230
Anheuser-Busch InBev NV	16,172	1,684,114
Belgacom SA	2,655	72,785
Colruyt SA	1,560	87,367
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	1,872	119,780
Groupe Bruxelles Lambert SA	1,560	139,486
KBC Groep NV	4,212	229,907
Solvay SA	1,144	179,322
Telenet Group Holding NV	1,080	59,391
UCB SA	2,055	135,274
Umicore SA	2,055	98,159

		2,997,815
CANADA — 4.59%
Agnico-Eagle Mines Ltd.	3,224	95,714
Agrium Inc.	2,912	248,519
Alimentation Couche-Tard Inc. Class B	2,548	172,546
AltaGas Ltd.	1,456	53,892
ARC Resources Ltd.	5,564	147,683
ATCO Ltd. Class I NVS	1,040	48,258
Athabasca Oil Corp.[b]	6,344	39,542
Bank of Montreal	12,116	843,711
Bank of Nova Scotia	22,464	1,365,482
Barrick Gold Corp.	17,732	344,829
Baytex Energy Corp.	2,236	93,312
BCE Inc.	4,472	194,558
Bell Aliant Inc.	1,456	36,873
Blackberry Ltd.[a,b]	8,892	70,174
Bombardier Inc. Class B	29,016	131,885
Bonavista Energy Corp.	2,704	31,192
Brookfield Asset Management Inc. Class A	10,661	422,003

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2013

Security	Shares	Value

Brookfield Office Properties Inc.	4,940	$92,277
CAE Inc.	6,708	76,867
Cameco Corp.	7,540	143,085
Canadian Imperial Bank of Commerce	7,540	641,317
Canadian National Railway Co.	8,268	908,184
Canadian Natural Resources Ltd.	20,800	659,991
Canadian Oil Sands Ltd.	8,788	171,235
Canadian Pacific Railway Ltd.	3,172	453,330
Canadian Tire Corp. Ltd. Class A NVS	1,508	139,947
Canadian Utilities Ltd. Class A	2,496	91,693
Catamaran Corp.[b]	3,692	173,191
Cenovus Energy Inc.	14,300	424,811
CGI Group Inc. Class Ab	4,212	141,282
CI Financial Corp.	2,964	98,568
Crescent Point Energy Corp.	7,280	282,655
Dollarama Inc.	1,248	107,250
Eldorado Gold Corp.	12,428	83,779
Empire Co. Ltd. Class A	572	42,114
Enbridge Inc.	14,300	619,801
Encana Corp.	14,144	253,354
Enerplus Corp.	4,108	70,866
Finning International Inc.	2,756	63,532
First Capital Realty Inc.	1,768	30,720
First Quantum Minerals Ltd.	10,348	196,273
Fortis Inc.	3,848	119,663
Franco-Nevada Corp.	2,912	130,989
George Weston Ltd.	936	76,237
Gildan Activewear Inc.	2,184	105,258
Goldcorp Inc.	15,496	394,662
Great-West Lifeco Inc.	5,200	160,809
H&R Real Estate Investment Trust	1,456	30,157
Husky Energy Inc.	6,084	172,920
IGM Financial Inc.	2,184	105,216
Imperial Oil Ltd.	5,616	245,190
Industrial Alliance Insurance and Financial Services Inc.	1,508	67,617
Intact Financial Corp.	2,340	145,918
Keyera Corp.	1,196	70,761
Kinross Gold Corp.	21,424	108,882
Loblaw Companies Ltd.[a]	2,184	99,875
Magna International Inc. Class A	4,212	356,678
Manulife Financial Corp.	34,221	606,091
MEG Energy Corp.[b]	2,652	84,861
Metro Inc. Class A	1,768	110,588
National Bank of Canada	3,068	266,187
New Gold Inc.[b]	9,932	58,286
Onex Corp.	2,236	118,120
Open Text Corp.	1,196	87,872
Pacific Rubiales Energy Corp.	5,460	112,933
Pembina Pipeline Corp.	5,200	170,582
Pengrowth Energy Corp.	8,996	57,797
Penn West Petroleum Ltd.	8,320	92,865
Peyto Exploration & Development Corp.	2,288	68,935
Potash Corp. of Saskatchewan Inc.	16,181	502,723
Power Corp. of Canada	6,292	185,348
Power Financial Corp.	4,212	138,576
RioCan Real Estate Investment Trust	1,872	45,685
Rogers Communications Inc. Class B	6,916	313,818
Royal Bank of Canada	27,300	1,833,002
Saputo Inc.	2,652	131,195
Shaw Communications Inc. Class B	7,176	171,616
Shoppers Drug Mart Corp.	4,056	236,939
Silver Wheaton Corp.	6,500	147,471
SNC-Lavalin Group Inc.	2,756	115,779

Security	Shares	Value

Sun Life Financial Inc.	10,868	$366,001
Suncor Energy Inc.	29,172	1,059,910
Talisman Energy Inc.	20,332	253,455
Teck Resources Ltd. Class B	10,972	293,541
TELUS Corp. NVS	8,436	294,615
Thomson Reuters Corp.	7,124	267,649
Tim Hortons Inc.	2,756	164,485
Toronto-Dominion Bank (The)	17,368	1,592,823
Tourmaline Oil Corp.[b]	3,055	118,439
TransAlta Corp.	4,628	62,263
TransCanada Corp.	13,312	599,828
Turquoise Hill Resources Ltd.[b]	7,540	36,368
Valeant Pharmaceuticals International Inc.[b]	5,772	609,662
Vermilion Energy Inc.	1,768	97,161
Yamana Gold Inc.	14,404	142,818

		24,313,414
DENMARK — 0.52%
A.P. Moeller-Maersk A/S Class A	8	72,385
A.P. Moeller-Maersk A/S Class B	30	290,636
Carlsberg A/S Class B	2,028	202,754
Coloplast A/S Class B	2,080	135,804
Danske Bank A/Sb	12,480	291,854
DSV A/S	4,160	121,852
Novo Nordisk A/S Class B	7,592	1,264,814
Novozymes A/S Class B	4,316	169,297
TDC A/S	10,920	98,725
TrygVesta A/S	468	42,823
William Demant Holding A/Sb	523	51,811

		2,742,755
FINLAND — 0.43%
Elisa OYJ	2,860	71,659
Fortum OYJ	8,580	191,298
Kesko OYJ Class B	1,248	41,534
Kone OYJ Class B	2,964	261,720
Metso OYJ	2,496	98,406
Neste Oil OYJ	2,496	49,576
Nokia OYJ[b]	70,200	531,583
Nokian Renkaat OYJ	2,080	105,391
Orion OYJ Class B	1,768	47,567
Pohjola Bank PLC Class A	2,964	54,077
Sampo OYJ Class A	8,788	416,840
Stora Enso OYJ Class R	9,828	91,524
UPM-Kymmene OYJ	10,140	161,426
Wartsila OYJ Abp	3,276	145,503

		2,268,104
FRANCE — 4.58%
Accor SA	2,964	133,036
Aeroports de Paris	728	77,891
ALSTOM	3,536	131,717
ArcelorMittal	20,800	329,010
Arkema SA	1,248	141,874
Atos SA	1,040	88,905
AXA SA	32,968	824,687
BNP Paribas SA	18,668	1,384,178
Bouygues SA	3,796	148,575
Bureau Veritas SA	3,744	113,201
Cap Gemini SA	2,808	184,957

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2013

Security	Shares	Value

Carrefour SA	11,180	$410,074
Casino Guichard-Perrachon SA	988	111,364
CGG[b]	3,016	66,445
Christian Dior SA	1,040	197,943
CNP Assurances SA	3,328	58,817
Compagnie de Saint-Gobain	7,284	383,676
Compagnie Generale des Etablissements Michelin Class B	3,432	359,360
Credit Agricole SAb	18,876	228,314
Danone	10,764	799,290
Dassault Systemes SA	1,300	158,195
Edenred SA	3,276	111,454
Electricite de France SA	4,576	160,752
Essilor International SA	3,796	408,208
Eurazeo	561	42,504
European Aeronautic Defence and Space Co. NV	10,920	751,342
Eutelsat Communications SA	2,756	87,469
Fonciere des Regions	624	53,589
GDF Suez	24,960	622,333
Gecina SA	416	55,735
Gemalto NVa	1,508	169,320
Groupe Eurotunnel SA Registered	12,372	120,127
Icade	676	62,374
Iliad SA	572	130,954
Imerys SA	312	25,098
JCDecaux SA	1,248	50,204
Kering SA	1,456	331,258
Klepierre	2,289	102,941
L’Air Liquide SA	5,928	808,329
L’Oreal SA	4,576	784,788
Lafarge SA	3,692	255,882
Lagardere SCA	2,392	87,119
Legrand SA	4,524	257,270
LVMH Moet Hennessy Louis Vuitton SA	4,784	922,245
Natixis	18,951	102,334
Orange	35,152	483,148
Pernod Ricard SA	4,007	482,105
Publicis Groupe SA	3,016	251,878
Remy Cointreau SA	364	35,966
Renault SA	3,484	305,551
Rexel SA	2,860	71,737
Safran SA	4,472	286,201
Sanofi	22,256	2,376,386
Schneider Electric SA	9,828	829,060
SCOR SE	3,088	109,298
SES SA Class A FDR	6,084	177,334
Societe BIC SA	520	65,074
Societe Generale	13,312	756,844
Sodexo	1,924	186,995
STMicroelectronics NV	12,168	94,225
Suez Environnement SA	6,032	105,417
Technip SA	1,924	201,799
Thales SA	1,924	118,229
Total SA	39,780	2,447,971
Unibail-Rodamco SE	1,872	491,182
Vallourec SA	1,976	117,730
Veolia Environnement	6,916	118,657
Vinci SA	8,580	551,089
Vivendi SA	22,153	563,037
Wendel	624	87,208
Zodiac Aerospace	676	108,445

		24,257,704

Security	Shares	Value

GERMANY — 3.82%
Adidas AG	3,900	$445,796
Allianz SE Registered	8,632	1,453,991
BASF SE	17,316	1,803,953
Bayer AG Registered	15,496	1,928,455
Bayerische Motoren Werke AG	6,240	708,693
Beiersdorf AG	2,132	203,790
Brenntag AG	936	158,807
Celesio AG	1,768	55,126
Commerzbank AGb	18,124	233,312
Continental AG	2,132	391,146
Daimler AG Registered	18,200	1,495,460
Deutsche Bank AG Registered	19,292	934,484
Deutsche Boerse AG	3,744	282,238
Deutsche Lufthansa AG Registered[b]	5,044	97,820
Deutsche Post AG Registered	16,328	553,283
Deutsche Telekom AG Registered	53,404	842,191
E.ON SE	33,956	621,125
Fraport AG	780	60,518
Fresenius Medical Care AG & Co. KGaA	3,952	261,975
Fresenius SE & Co. KGaA	2,288	297,771
GEA Group AG	3,692	160,868
Hannover Rueck SE Registered	1,144	91,901
HeidelbergCement AG	2,548	201,120
Henkel AG & Co. KGaA	2,704	250,305
Hochtief AG	676	61,400
Hugo Boss AG	624	81,473
Infineon Technologies AG	19,552	189,495
K+S AG Registered[a]	3,144	80,313
Kabel Deutschland Holding AG	436	54,888
Lanxess AG	1,664	117,273
Linde AG	3,432	652,979
MAN SE	728	87,837
Merck KGaA	1,248	208,010
METRO AG	2,496	117,188
Muenchener Rueckversicherungs-Gesellschaft AG Registered	3,380	707,187
Osram Licht AGb	1,494	77,517
ProSiebenSat.1 Media AG Registered	1,998	95,287
QIAGEN NVb	4,524	104,187
RWE AG	9,152	338,302
SAP AG	17,264	1,357,997
Siemens AG Registered	14,872	1,904,176
Suedzucker AG	1,508	48,649
Telefonica Deutschland Holding AGd	3,588	28,336
ThyssenKrupp AGb	7,020	179,660
United Internet AG Registered[e]	1,872	74,059
Volkswagen AG	624	153,123

		20,253,464
GREECE — 0.01%
OPAP SA	5,620	69,909

		69,909
HONG KONG — 1.44%
AIA Group Ltd.	218,400	1,108,472
ASM Pacific Technology Ltd.	5,200	50,135
Bank of East Asia Ltd. (The)	31,280	135,359
BOC Hong Kong (Holdings) Ltd.	78,000	254,532
Cheung Kong (Holdings) Ltd.	32,000	500,242
CLP Holdings Ltd.	26,000	209,260

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2013

Security	Shares	Value

Galaxy Entertainment Group Ltd.[b]	52,000	$388,002
Hang Lung Properties Ltd.	52,000	171,365
Hang Seng Bank Ltd.	15,600	259,562
HKT Trust and HKT Ltd.	52,000	48,224
Hong Kong and China Gas Co. Ltd. (The)	52,020	121,578
Hong Kong Exchanges and Clearing Ltd.	23,600	380,495
Hopewell Holdings Ltd.	26,000	87,527
Hutchison Whampoa Ltd.	52,000	647,900
Kerry Properties Ltd.	26,000	112,678
Li & Fung Ltd.[a]	104,000	147,018
Link REIT (The)	26,000	131,123
Michael Kors Holdings Ltd.[b]	3,588	276,097
MTR Corp. Ltd.	26,000	100,773
New World Development Co. Ltd.	52,000	72,034
PCCW Ltd.	104,000	46,949
Power Assets Holdings Ltd.	26,000	216,637
Sands China Ltd.	41,600	295,646
Sino Land Co. Ltd.	104,000	145,945
SJM Holdings Ltd.	52,000	168,011
Sun Hung Kai Properties Ltd.	37,000	484,867
Swire Pacific Ltd. Class A	26,000	300,308
Swire Properties Ltd.	20,800	56,339
Wharf (Holdings) Ltd. (The)	52,800	444,708
Wheelock and Co. Ltd.	25,000	127,692
Wynn Macau Ltd.	20,800	79,814
Yue Yuen Industrial (Holdings) Ltd.	26,000	71,430

		7,640,722
IRELAND — 0.25%
Actavis PLC[b]	3,197	494,186
Bank of Ireland[b]	366,964	134,700
CRH PLC	13,732	334,169
Elan Corp. PLC[b]	9,308	154,381
Irish Bank Resolution Corp. Ltd.[b,c]	6,552	—
Kerry Group PLC Class A	2,964	190,054

		1,307,490
ISRAEL — 0.20%
Bank Hapoalim BM	20,228	108,695
Bank Leumi le-Israel BMb	23,036	88,108
Bezeq The Israel Telecommunication Corp. Ltd.	28,912	50,452
Delek Group Ltd. (The)	104	36,054
Israel Chemicals Ltd.	8,528	70,712
Israel Corp. Ltd. (The)[b]	52	26,287
Mizrahi Tefahot Bank Ltd.	2,340	27,528
NICE Systems Ltd.	1,144	45,186
Teva Pharmaceutical Industries Ltd.	15,652	587,092

		1,040,114
ITALY — 1.02%
Assicurazioni Generali SpA	21,996	514,939
Atlantia SpA	6,727	147,697
Banca Monte dei Paschi di Siena SpA[a,b]	125,840	39,862
Enel Green Power SpA	34,112	83,104
Enel SpA	121,173	535,387
Eni SpA	47,632	1,207,693
Exor SpA	1,456	57,780
Fiat SpA[b]	16,280	128,148
Finmeccanica SpA[b]	7,592	55,787
Intesa Sanpaolo SpA	223,080	555,300

Security	Shares	Value

Luxottica Group SpA	3,276	$178,149
Mediobanca SpA	10,244	93,657
Pirelli & C. SpA	4,420	62,373
Prysmian SpA	3,380	82,712
Saipem SpA	4,940	115,917
Snam SpA	37,596	194,020
Telecom Italia SpA	173,992	169,719
Telecom Italia SpA RNC	121,576	95,120
Tenaris SA	8,736	205,227
Terna SpA	32,396	160,755
UniCredit SpA	82,784	623,498
Unione di Banche Italiane SpA	14,504	100,563

		5,407,407
NETHERLANDS — 1.23%
AEGON NV	32,344	257,850
Akzo Nobel NV	4,576	333,200
ASML Holding NV	6,916	657,409
CNH Industrial NVb	16,588	196,422
Corio NV	1,220	53,299
Delta Lloyd NV	3,335	71,001
Fugro NV CVA	1,404	87,964
Heineken Holding NV	1,924	122,662
Heineken NV	4,316	298,661
ING Groep NV CVA[b]	71,032	906,097
Koninklijke Ahold NV	18,408	350,860
Koninklijke DSM NV	2,728	206,909
Koninklijke KPN NVb	62,556	200,196
Koninklijke Philips Electronics NV	17,680	626,857
OCI NVb	1,716	66,068
Randstad Holding NV	2,184	134,963
Reed Elsevier NV	13,780	277,917
Royal Boskalis Westminster NV CVA	1,248	60,180
Royal Vopak NV	1,352	83,346
TNT Express NV	6,305	58,287
Unilever NV CVA	30,680	1,216,664
Wolters Kluwer NV	5,304	144,072
Ziggo NV	2,964	127,354

		6,538,238
NEW ZEALAND — 0.06%
Auckland International Airport Ltd.	33,072	93,897
Contact Energy Ltd.	8,216	35,704
Fletcher Building Ltd.	11,076	91,590
SKYCITY Entertainment Group Ltd.	5,200	16,744
Telecom Corp. of New Zealand Ltd.	32,656	63,523

		301,458
NORWAY — 0.39%
Aker Solutions ASA	3,224	44,611
DNB ASA	18,200	322,828
Gjensidige Forsikring ASA	3,796	70,907
Norsk Hydro ASA	20,441	91,418
Orkla ASA	12,948	105,038
Seadrill Ltd.	6,656	308,306
Statoil ASA	21,320	505,421
Subsea 7 SA	5,668	119,978
Telenor ASA	14,092	338,810
Yara International ASA	3,540	152,962

		2,060,279

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2013

Security	Shares	Value

PORTUGAL — 0.09%
Banco Espirito Santo SA Registered[b]	33,044	$43,711
Energias de Portugal SA	39,416	145,325
Galp Energia SGPS SA Class B	7,384	125,281
Jeronimo Martins SGPS SA	4,888	90,442
Portugal Telecom SGPS SA Registered[a]	14,253	64,428

		469,187
SINGAPORE — 0.73%
Ascendas REIT	54,000	103,181
CapitaLand Ltd.	52,000	130,802
CapitaMall Trust Management Ltd.	52,200	85,011
City Developments Ltd.	4,000	33,216
ComfortDelGro Corp. Ltd.	52,000	80,703
DBS Group Holdings Ltd.	40,000	539,848
Genting Singapore PLC	104,800	128,851
Global Logistic Properties Ltd.	52,000	129,544
Golden Agri-Resources Ltd.	208,000	100,617
Hutchison Port Holdings Trust	104,000	75,920
Jardine Cycle & Carriage Ltd.	1,000	29,548
Keppel Corp. Ltd.	52,200	456,621
Noble Group Ltd.	104,163	86,498
Olam International Ltd.[a]	22,000	27,315
Oversea-Chinese Banking Corp. Ltd.	52,000	436,006
Singapore Press Holdings Ltd.	40,000	137,058
Singapore Technologies Engineering Ltd.	52,000	176,918
Singapore Telecommunications Ltd.	156,000	475,414
United Overseas Bank Ltd.	30,000	504,051
Wilmar International Ltd.	52,000	145,056

		3,882,178
SPAIN — 1.55%
Abertis Infraestructuras SA	7,318	157,191
Acciona SAa	572	36,339
Actividades de Construcciones y Servicios SA	2,867	94,226
Amadeus IT Holding SA Class A	7,072	262,953
Banco Bilbao Vizcaya Argentaria SA	103,416	1,213,185
Banco de Sabadell SA	66,039	169,684
Banco Popular Espanol SAb	25,154	143,353
Banco Santander SA	207,541	1,844,991
Bankia SAb	77,740	116,468
CaixaBank SA	22,006	114,553
Distribuidora Internacional de Alimentacion SA	11,180	102,336
Enagas SA	4,544	121,636
Ferrovial SA	6,350	121,248
Gas Natural SDG SA	6,656	157,178
Grifols SA	2,860	117,442
Iberdrola SA	91,004	572,575
Industria de Diseno Textil SA	4,056	667,210
International Consolidated Airlines Group SAb	19,212	107,087
Mapfre SA	16,744	67,471
Red Electrica Corporacion SA	2,624	163,776
Repsol SA	16,172	434,880
Telefonica SAb	76,648	1,353,075
Zardoya Otis SA	3,129	54,577

		8,193,434
SWEDEN — 1.43%
Alfa Laval AB	6,864	156,987

Security	Shares	Value

Assa Abloy AB Class B	5,980	$297,288
Atlas Copco AB Class A	12,532	348,205
Atlas Copco AB Class B	7,228	180,168
Boliden AB	5,720	81,587
Electrolux AB Class B	4,628	114,430
Elekta AB Class B	6,864	101,405
Getinge AB Class B	4,108	130,457
Hennes & Mauritz AB Class B	17,784	769,507
Hexagon AB Class B	4,472	134,484
Husqvarna AB Class B	6,296	37,089
Investment AB Kinnevik Class B	4,108	151,597
Investor AB Class B	7,852	252,631
Lundin Petroleum ABb	4,264	88,166
Millicom International Cellular SA SDR	1,248	115,233
Nordea Bank AB	52,468	672,973
Ratos AB Class B	3,848	33,390
Sandvik AB	18,460	250,182
Scania AB Class B	6,500	130,582
Securitas AB Class B	6,500	74,331
Skandinaviska Enskilda Banken AB Class A	27,976	339,376
Skanska AB Class B	7,696	148,543
SKF AB Class B	6,760	179,367
Svenska Cellulosa AB Class B	10,712	304,589
Svenska Handelsbanken AB Class A	9,516	431,753
Swedbank AB Class A	17,160	448,156
Swedish Match AB	4,160	137,444
Tele2 AB Class B	5,512	66,610
Telefonaktiebolaget LM Ericsson Class B	56,836	679,374
TeliaSonera AB	44,304	367,657
Volvo AB Class B	28,132	361,918

		7,585,479
SWITZERLAND — 4.15%
ABB Ltd. Registered	41,600	1,064,405
Actelion Ltd. Registered	2,157	167,334
Adecco SA Registered	2,565	189,638
Aryzta AG	1,612	120,693
Baloise Holding AG Registered	1,024	119,413
Barry Callebaut AG Registered	52	54,438
Compagnie Financiere Richemont SA Registered	9,880	1,015,222
Credit Suisse Group AG Registered	28,128	876,874
EMS-Chemie Holding AG Registered	156	56,979
Geberit AG Registered	728	218,107
Givaudan SA Registered	160	227,574
Holcim Ltd. Registered	4,524	337,720
Julius Baer Group Ltd.	4,420	217,644
Kuehne & Nagel International AG Registered	1,092	138,316
Lindt & Spruengli AG Participation Certificates	9	38,065
Lindt & Spruengli AG Registered	2	100,801
Lonza Group AG Registered	1,082	96,903
Nestle SA Registered	60,580	4,381,856
Novartis AG Registered	43,160	3,357,763
Pargesa Holding SA Bearer	650	51,861
Partners Group Holding AG	364	94,502
Roche Holding AG Genusschein	13,208	3,663,906
Schindler Holding AG Participation Certificates	884	125,637
Schindler Holding AG Registered	468	66,669
SGS SA Registered	104	244,165
Sika AG Bearer	52	164,289
Sonova Holding AG Registered	936	122,071
Sulzer AG Registered	468	73,439
Swatch Group AG (The) Bearer	572	366,679

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2013

Security	Shares	Value

Swatch Group AG (The) Registered	834	$93,112
Swiss Life Holding AG Registered	676	134,595
Swiss Prime Site AG Registered	1,144	86,917
Swiss Re AG	6,500	572,083
Swisscom AG Registered	416	212,743
Syngenta AG Registered	1,768	715,556
Transocean Ltd.	6,760	320,177
UBS AG Registered	67,860	1,315,909
Zurich Insurance Group AG	2,756	763,603

		21,967,658
UNITED KINGDOM — 10.01%
3i Group PLC	19,656	117,823
Aberdeen Asset Management PLC	14,976	106,564
Admiral Group PLC	3,640	74,796
Aggreko PLC	4,888	126,434
AMEC PLC	6,396	120,946
Anglo American PLC	25,480	607,903
Antofagasta PLC	6,500	89,287
ARM Holdings PLC	26,052	412,483
Associated British Foods PLC	5,980	217,801
AstraZeneca PLC	23,608	1,255,059
Aviva PLC	56,576	408,210
Babcock International Group PLC	5,668	116,104
BAE Systems PLC	62,483	456,452
Barclays PLC	287,414	1,217,198
BG Group PLC	63,908	1,307,562
BHP Billiton PLC	39,832	1,235,407
BP PLC	360,204	2,793,405
British American Tobacco PLC	36,140	1,995,030
British Land Co. PLC	15,860	158,490
British Sky Broadcasting Group PLC	20,020	301,539
BT Group PLC	148,928	902,040
Bunzl PLC	5,148	113,889
Burberry Group PLC	8,424	207,747
Capita PLC	10,816	171,337
Carnival PLC	3,640	130,060
Centrica PLC	98,074	556,838
Cobham PLC	25,532	118,219
Coca-Cola HBC AG SP ADR	3,343	96,479
Compass Group PLC	36,452	525,318
Croda International PLC	2,392	93,615
Diageo PLC	47,684	1,522,224
Direct Line Insurance Group PLC	15,444	55,828
easyJet PLC[a]	3,276	68,896
Experian PLC	19,240	392,570
Fresnillo PLC	4,316	67,642
G4S PLC	27,092	113,821
GKN PLC	29,328	173,349
GlaxoSmithKline PLC	96,356	2,544,231
Glencore Xstrata PLC[b]	192,972	1,054,099
Hammerson PLC	15,345	130,416
Hargreaves Lansdown PLC	4,004	76,551
HSBC Holdings PLC	348,816	3,822,544
ICAP PLC	10,764	66,614
IMI PLC	4,940	120,557
Imperial Tobacco Group PLC	18,564	694,623
Inmarsat PLC	7,696	89,086
InterContinental Hotels Group PLC	5,668	165,460
Intertek Group PLC	3,068	164,236
Intu Properties PLC	6,762	37,393
Invensys PLC	12,856	103,892

Security	Shares	Value

Investec PLC	9,880	$69,302
ITV PLC	68,536	210,200
J Sainsbury PLC	26,572	168,414
Johnson Matthey PLC	3,833	184,989
Kingfisher PLC	46,332	281,000
Land Securities Group PLC	16,796	266,742
Legal & General Group PLC	118,352	411,282
Lloyds Banking Group PLC[b]	853,632	1,063,282
London Stock Exchange Group PLC	3,276	86,422
Marks & Spencer Group PLC	31,564	255,329
Meggitt PLC	14,820	136,311
Melrose Industries PLC	22,672	116,632
National Grid PLC	68,484	863,158
Next PLC	3,276	286,583
Old Mutual PLC	89,865	293,952
Pearson PLC	16,120	337,715
Persimmon PLC	4,732	96,171
Petrofac Ltd.	5,148	121,002
Prudential PLC	48,204	990,516
Randgold Resources Ltd.	1,716	127,921
Reckitt Benckiser Group PLC	12,116	943,691
Reed Elsevier PLC	21,788	305,940
Resolution Ltd.	28,132	161,534
Rexam PLC	16,803	140,243
Rio Tinto PLC	25,324	1,284,850
Rolls-Royce Holdings PLC	35,373	653,548
Royal Bank of Scotland Group PLC[b]	38,896	229,715
Royal Dutch Shell PLC Class A	70,200	2,341,947
Royal Dutch Shell PLC Class B	49,504	1,717,519
RSA Insurance Group PLC	54,964	113,384
SABMiller PLC	17,576	918,852
Sage Group PLC (The)	22,546	122,106
Schroders PLC	2,184	90,492
SEGRO PLC	8,684	45,594
Serco Group PLC	10,920	97,721
Severn Trent PLC	4,264	127,215
Shire PLC	9,984	441,269
Smith & Nephew PLC	17,992	230,381
Smiths Group PLC	6,084	140,265
SSE PLC	17,368	395,113
Standard Chartered PLC	45,292	1,091,129
Standard Life PLC	43,212	244,374
Tate & Lyle PLC	8,892	113,073
Tesco PLC	152,828	894,234
Travis Perkins PLC	3,380	100,787
TUI Travel PLC	11,076	68,510
Tullow Oil PLC	17,212	260,628
Unilever PLC	24,180	980,902
United Utilities Group PLC	12,275	138,935
Vedanta Resources PLC	2,236	38,187
Vodafone Group PLC	914,836	3,299,648
Weir Group PLC (The)	3,588	129,989
Whitbread PLC	3,848	212,235
William Hill PLC	12,220	78,707
Wm Morrison Supermarkets PLC	41,444	187,500
Wolseley PLC	5,525	298,338
WPP PLC	23,192	493,699

		52,997,244
UNITED STATES — 58.59%
3M Co.	12,428	1,564,064
Abbott Laboratories	29,328	1,071,938

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2013

Security	Shares	Value

AbbVie Inc.	29,848	$1,446,136
Accenture PLC Class A	12,272	901,992
ACE Ltd.	6,500	620,360
Activision Blizzard Inc.	8,840	147,098
Adobe Systems Inc.[b]	8,788	476,310
ADT Corp. (The)	4,407	191,132
Advance Auto Parts Inc.	1,352	134,091
AES Corp. (The)	13,312	187,566
Aetna Inc.	7,072	443,414
Affiliated Managers Group Inc.[b]	936	184,804
Aflac Inc.	8,684	564,286
AGCO Corp.	1,872	109,287
Agilent Technologies Inc.	6,604	335,219
Air Products and Chemicals Inc.	4,004	436,476
Airgas Inc.	1,300	141,791
Akamai Technologies Inc.[a,b]	3,536	158,201
Albemarle Corp.	1,560	103,256
Alcoa Inc.	20,852	193,298
Alexion Pharmaceuticals Inc.[b]	3,744	460,325
Alleghany Corp.[b]	312	126,491
Allergan Inc.	5,616	508,866
Alliance Data Systems Corp.[a,b]	988	234,215
Alliant Energy Corp.	2,444	127,626
Allstate Corp. (The)	8,840	469,050
Altera Corp.	5,876	197,434
Altria Group Inc.	37,336	1,390,019
Amazon.com Inc.[a,b]	6,864	2,498,702
Ameren Corp.	4,576	165,560
American Capital Agency Corp.	6,344	137,792
American Electric Power Co. Inc.	9,152	428,680
American Express Co.	18,616	1,522,789
American International Group Inc.	26,364	1,361,701
American Tower Corp.	7,852	623,056
American Water Works Co. Inc.	3,224	138,213
Ameriprise Financial Inc.	3,796	381,650
AmerisourceBergen Corp.	4,316	281,964
AMETEK Inc.	4,457	213,178
Amgen Inc.	14,144	1,640,704
Amphenol Corp. Class A	3,016	242,155
Anadarko Petroleum Corp.	9,412	896,869
Analog Devices Inc.	6,032	297,378
Annaly Capital Management Inc.	17,576	207,221
ANSYS Inc.[a,b]	1,716	150,064
Aon PLC	5,564	440,057
Apache Corp.	7,280	646,464
Apple Inc.	17,888	9,343,797
Applied Materials Inc.	22,360	399,126
Arch Capital Group Ltd.[a,b]	2,444	141,654
Archer-Daniels-Midland Co.	12,220	499,798
Arrow Electronics Inc.[b]	2,132	102,379
Ashland Inc.	1,144	105,877
Assurant Inc.	1,569	91,755
AT&T Inc.	101,556	3,676,327
Autodesk Inc.[b]	4,316	172,252
Autoliv Inc.	1,716	153,119
Automatic Data Processing Inc.	8,996	674,430
AutoZone Inc.[b]	676	293,850
Avago Technologies Ltd.	4,472	203,163
AvalonBay Communities Inc.	2,080	260,104
Avery Dennison Corp.	1,976	93,109
Avnet Inc.	2,756	109,413
Avon Products Inc.	8,528	149,240
Axis Capital Holdings Ltd.	1,976	93,702

Security	Shares	Value

Baker Hughes Inc.	8,112	$471,226
Ball Corp.	2,652	129,656
Bank of America Corp.	202,176	2,822,377
Bank of New York Mellon Corp. (The)	21,684	689,551
Baxter International Inc.	10,296	678,198
BB&T Corp.	13,416	455,742
Beam Inc.	2,808	188,978
Becton, Dickinson and Co.	3,692	388,140
Bed Bath & Beyond Inc.[b]	4,368	337,734
Berkshire Hathaway Inc. Class Bb	20,280	2,333,822
Best Buy Co. Inc.	5,356	229,237
Biogen Idec Inc.[b]	4,524	1,104,716
BioMarin Pharmaceutical Inc.[b]	2,548	160,065
BlackRock Inc.[f]	2,496	750,822
Boeing Co. (The)	13,416	1,750,788
BorgWarner Inc.	2,132	219,873
Boston Properties Inc.	2,964	306,774
Boston Scientific Corp.[b]	26,480	309,551
Bristol-Myers Squibb Co.	30,940	1,624,969
Broadcom Corp. Class A	9,360	250,099
Brown-Forman Corp. Class B NVS	2,444	178,363
Bunge Ltd.[a]	2,600	213,538
C.H. Robinson Worldwide Inc.	2,964	177,069
C.R. Bard Inc.	1,560	212,503
CA Inc.	6,240	198,182
Cablevision NY Group Class A	4,139	64,361
Cabot Oil & Gas Corp.	8,112	286,516
Calpine Corp.[b]	6,292	126,910
Camden Property Trust	1,248	80,122
Cameron International Corp.[b]	4,628	253,892
Campbell Soup Co.	3,744	159,382
Capital One Financial Corp.	10,868	746,306
Cardinal Health Inc.	6,448	378,240
CareFusion Corp.[b]	3,595	139,378
CarMax Inc.[b]	4,472	210,139
Carnival Corp.	7,332	254,054
Caterpillar Inc.	12,168	1,014,324
CBRE Group Inc. Class Ab	5,876	136,499
CBS Corp. Class B NVS	10,868	642,734
Celanese Corp. Series A	2,912	163,101
Celgene Corp.[b]	7,852	1,165,944
CenterPoint Energy Inc.	7,748	190,601
CenturyLink Inc.	11,596	392,641
Cerner Corp.[b]	5,928	332,146
CF Industries Holdings Inc.	1,196	257,858
Charles Schwab Corp. (The)	20,904	473,476
Charter Communications Inc. Class Ab	1,092	146,590
Cheniere Energy Inc.[a,b]	3,848	153,150
Chesapeake Energy Corp.	10,452	292,238
Chevron Corp.	36,556	4,385,258
Chipotle Mexican Grill Inc.[b]	572	301,427
Chubb Corp. (The)	4,836	445,299
Church & Dwight Co. Inc.	2,600	169,390
Cigna Corp.	5,512	424,314
Cimarex Energy Co.	1,664	175,302
Cincinnati Financial Corp.	2,912	145,600
Cintas Corp.	2,132	114,638
Cisco Systems Inc.	100,672	2,265,120
CIT Group Inc.[b]	3,640	175,302
Citigroup Inc.	57,408	2,800,362
Citrix Systems Inc.[b]	3,588	203,727
Clorox Co. (The)	2,548	229,804
CME Group Inc.	5,985	444,147

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2013

Security	Shares	Value

CMS Energy Corp.	4,316	$118,517
Coach Inc.	5,356	271,442
Cobalt International Energy Inc.[a,b]	5,916	137,310
Coca-Cola Co. (The)	75,608	2,991,809
Coca-Cola Enterprises Inc.	5,096	212,656
Cognizant Technology Solutions Corp. Class Ab	5,616	488,199
Colgate-Palmolive Co.	17,836	1,154,524
Comcast Corp. Class A	39,364	1,872,939
Comcast Corp. Class A Special NVS	9,880	457,444
Comerica Inc.	3,536	153,109
Computer Sciences Corp.	2,964	146,007
ConAgra Foods Inc.	7,800	248,118
Concho Resources Inc.[b]	1,924	212,814
ConocoPhillips	21,632	1,585,626
CONSOL Energy Inc.	4,420	161,330
Consolidated Edison Inc.	5,824	339,073
Constellation Brands Inc. Class Ab	3,016	196,945
Continental Resources Inc.[b]	884	100,688
Core Laboratories NV	884	165,502
Corning Inc.	27,872	476,332
Costco Wholesale Corp.	8,164	963,352
Covidien PLC	8,996	576,734
Cree Inc.[a,b]	2,236	135,837
Crown Castle International Corp.[b]	6,240	474,365
Crown Holdings Inc.[b]	2,652	115,627
CSX Corp.	19,760	514,946
Cummins Inc.	3,432	435,933
CVS Caremark Corp.	22,880	1,424,509
D.R. Horton Inc.	5,408	102,482
Danaher Corp.	10,868	783,474
Darden Restaurants Inc.	2,496	128,619
DaVita HealthCare Partners Inc.[b]	3,224	181,221
Deere & Co.	6,864	561,750
Delphi Automotive PLC	5,876	336,107
Delta Air Lines Inc.	4,316	113,856
Denbury Resources Inc.[b]	7,436	141,210
DENTSPLY International Inc.	2,756	129,808
Devon Energy Corp.	7,176	453,667
Diamond Offshore Drilling Inc.	1,196	74,068
Dick’s Sporting Goods Inc.	1,768	94,075
Digital Realty Trust Inc.[a]	2,288	109,046
DIRECTV[b]	10,088	630,399
Discover Financial Services	9,100	472,108
Discovery Communications Inc. Series Aa,b	2,704	240,440
Discovery Communications Inc. Series C NVS[a,b]	1,716	141,930
DISH Network Corp. Class A	4,161	200,560
Dollar General Corp.[b]	5,720	330,502
Dollar Tree Inc.[b]	4,472	261,165
Dominion Resources Inc.	11,128	709,410
Dover Corp.	3,276	300,704
Dow Chemical Co. (The)	22,412	884,602
Dr Pepper Snapple Group Inc.	4,056	192,052
DTE Energy Co.	3,172	219,312
Duke Energy Corp.	13,520	969,790
Duke Realty Corp.[a]	6,084	100,812
Dun & Bradstreet Corp. (The)	832	90,513
E.I. du Pont de Nemours and Co.	17,524	1,072,469
Eastman Chemical Co.	2,756	217,145
Eaton Corp. PLC	8,944	631,089
Eaton Vance Corp. NVS	1,976	82,617
eBay Inc.[b]	21,840	1,151,186
Ecolab Inc.	4,888	518,128
Edison International	5,720	280,452

Security	Shares	Value

Edwards Lifesciences Corp.[b]	2,184	$142,375
Electronic Arts Inc.[a,b]	6,136	161,070
Eli Lilly and Co.	19,136	953,356
EMC Corp.	39,260	944,988
Emerson Electric Co.	13,364	894,987
Energen Corp.	1,196	93,671
Energizer Holdings Inc.	1,144	112,238
Ensco PLC Class A	4,368	251,815
Entergy Corp.	3,380	218,754
EOG Resources Inc.	5,096	909,126
EQT Corp.	2,808	240,393
Equifax Inc.	2,444	158,053
Equinix Inc.[a,b]	936	151,145
Equity Residential	6,136	321,281
Estee Lauder Companies Inc. (The) Class A	4,420	313,643
Everest Re Group Ltd.	936	143,901
Exelon Corp.	15,883	453,301
Expedia Inc.	2,028	119,409
Expeditors International of Washington Inc.	4,056	183,696
Express Scripts Holding Co.[b]	15,444	965,559
Exxon Mobil Corp.	83,928	7,521,627
F5 Networks Inc.[b]	1,508	122,917
Facebook Inc. Class Ab	31,148	1,565,499
Family Dollar Stores Inc.	1,924	132,525
Fastenal Co.	5,356	266,729
Federal Realty Investment Trust	1,155	119,658
FedEx Corp.	5,564	728,884
Fidelity National Financial Inc. Class A	4,180	117,667
Fidelity National Information Services Inc.	5,356	261,105
Fifth Third Bancorp	16,536	314,680
First Republic Bank	1,872	95,603
FirstEnergy Corp.	7,904	299,324
Fiserv Inc.[b]	2,548	266,852
Flextronics International Ltd.[b]	12,740	100,519
FLIR Systems Inc.	2,652	75,529
Flowserve Corp.	2,964	205,909
Fluor Corp.	3,224	239,285
FMC Corp.	2,500	181,900
FMC Technologies Inc.[b]	4,472	226,060
Ford Motor Co.	68,536	1,172,651
Forest Laboratories Inc.[b]	4,680	220,100
Fossil Group Inc.[b]	988	125,417
Franklin Resources Inc.	7,800	420,108
Freeport-McMoRan Copper & Gold Inc.	20,250	744,390
Frontier Communications Corp.[a]	19,136	84,390
GameStop Corp. Class A	2,444	133,980
Gap Inc. (The)	5,928	219,277
Garmin Ltd.	2,236	104,533
General Dynamics Corp.	5,616	486,514
General Electric Co.	194,532	5,085,067
General Growth Properties Inc.	8,112	172,218
General Mills Inc.	11,908	600,401
General Motors Co.[b]	14,040	518,778
Genuine Parts Co.	2,964	233,652
Gilead Sciences Inc.[b]	28,704	2,037,697
Goldman Sachs Group Inc. (The)	8,627	1,387,739
Google Inc. Class Ab	5,096	5,251,836
Green Mountain Coffee Roasters Inc.[a,b]	2,444	153,508
H&R Block Inc.	5,200	147,888
Halliburton Co.	17,420	923,783
Harley-Davidson Inc.	4,264	273,067
Harris Corp.	2,132	132,099
Hartford Financial Services Group Inc. (The)	7,540	254,098

196

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2013

Security	Shares	Value

Hasbro Inc.	2,184	$112,804
HCA Holdings Inc.	5,096	240,225
HCP Inc.[a]	7,852	325,858
Health Care REIT Inc.	4,784	310,242
Helmerich & Payne Inc.	2,080	161,304
Henry Schein Inc.[a,b]	1,560	175,391
Herbalife Ltd.[a]	1,634	105,916
Hershey Co. (The)	2,860	283,826
Hertz Global Holdings Inc.[b]	7,696	176,700
Hess Corp.	5,720	464,464
Hewlett-Packard Co.	36,348	885,801
HollyFrontier Corp.	3,588	165,263
Hologic Inc.[a,b]	4,732	105,949
Home Depot Inc. (The)	27,456	2,138,548
Honeywell International Inc.	13,936	1,208,669
Hormel Foods Corp.	2,548	110,736
Hospira Inc.[b]	3,068	124,315
Host Hotels & Resorts Inc.	12,792	237,292
Hudson City Bancorp Inc.	10,088	90,590
Humana Inc.	2,912	268,341
IHS Inc. Class Ab	1,040	113,412
Illinois Tool Works Inc.	8,008	630,950
Illumina Inc.[a,b]	2,236	209,088
Ingersoll-Rand PLC	5,512	372,225
Integrys Energy Group Inc.	1,768	103,746
Intel Corp.	93,652	2,287,918
IntercontinentalExchange Inc.[a,b]	1,404	270,593
International Business Machines Corp.	19,916	3,569,146
International Flavors & Fragrances Inc.	1,716	141,827
International Game Technology	5,044	94,827
International Paper Co.	7,852	350,278
Interpublic Group of Companies Inc. (The)	7,956	133,661
Intuit Inc.	5,252	375,045
Intuitive Surgical Inc.[b]	728	270,452
Invesco Ltd.	8,268	279,045
Iron Mountain Inc.	3,017	80,071
J.B. Hunt Transport Services Inc.	1,716	128,751
J.C. Penney Co. Inc.[a,b]	5,148	38,610
J.M. Smucker Co. (The)	2,002	222,642
J.P. Morgan Chase & Co.	71,604	3,690,470
Jacobs Engineering Group Inc.[b]	2,288	139,156
Johnson & Johnson	52,884	4,897,587
Johnson Controls Inc.	12,792	590,351
Joy Global Inc.	2,031	115,259
Juniper Networks Inc.[b]	10,088	188,040
Kansas City Southern Industries Inc.	2,080	252,762
KBR Inc.	2,704	93,396
Kellogg Co.	4,628	292,721
KeyCorp	18,315	229,487
Kimberly-Clark Corp.	7,384	797,472
Kimco Realty Corp.	8,580	184,298
Kinder Morgan Inc.	12,636	446,177
Kinder Morgan Management LLC[a,b]	2,060	155,132
KLA-Tencor Corp.	3,016	197,850
Kohl’s Corp.	4,212	239,242
Kraft Foods Group Inc.	11,024	599,485
Kroger Co. (The)	9,204	394,299
L Brands Inc.	4,628	289,759
L-3 Communications Holdings Inc.	1,664	167,149
Laboratory Corp. of America Holdings[a,b]	1,872	188,885
Lam Research Corp.[b]	3,016	163,558
Las Vegas Sands Corp.	7,644	536,762
Legg Mason Inc.	2,288	88,019

Security	Shares	Value

Leggett & Platt Inc.	2,808	$83,510
Leidos Holdings Inc.	1,157	54,483
Lennar Corp. Class A	2,756	97,976
Leucadia National Corp.	5,720	162,105
Level 3 Communications Inc.[b]	3,172	96,905
Liberty Global PLC Series Ab	3,794	297,336
Liberty Global PLC Series C NVS[b]	2,892	216,495
Liberty Interactive Corp. Series Ab	9,880	266,365
Liberty Media Corp.[b]	1,768	270,345
Liberty Property Trust	2,236	83,157
Life Technologies Corp.[b]	3,280	247,017
Lincoln National Corp.	5,512	250,300
Linear Technology Corp.	4,212	173,282
LinkedIn Corp. Class Ab	1,820	407,079
LKQ Corp.[b]	5,200	171,756
Lockheed Martin Corp.	4,992	665,633
Loews Corp.	6,344	306,479
Lorillard Inc.	7,072	360,743
Lowe’s Companies Inc.	20,749	1,032,885
LSI Corp.	11,336	96,129
Lululemon Athletica Inc.[a,b]	1,924	132,852
LyondellBasell Industries NV Class A	7,904	589,638
M&T Bank Corp.	2,184	245,766
Macerich Co. (The)	2,473	146,426
Macy’s Inc.	7,644	352,465
Manpowergroup Inc.	1,664	129,958
Marathon Oil Corp.	13,104	462,047
Marathon Petroleum Corp.	6,188	443,432
Marriott International Inc. Class A	5,044	227,384
Marsh & McLennan Companies Inc.	10,452	478,702
Martin Marietta Materials Inc.	780	76,510
Marvell Technology Group Ltd.	9,100	109,200
Masco Corp.	7,072	149,431
MasterCard Inc. Class A	1,976	1,416,990
Mattel Inc.	6,396	283,791
Maxim Integrated Products Inc.	5,356	159,073
McCormick & Co. Inc. NVS	2,392	165,407
McDonald’s Corp.	19,032	1,836,969
McGraw Hill Financial Inc.	5,044	351,466
McKesson Corp.	4,472	699,152
MDU Resources Group Inc.	3,172	94,462
Mead Johnson Nutrition Co. Class A	3,848	314,228
MeadWestvaco Corp.	3,432	119,605
Medtronic Inc.	18,876	1,083,482
Merck & Co. Inc.	56,888	2,565,080
MetLife Inc.	17,472	826,600
MGM Resorts International[b]	6,812	129,700
Microchip Technology Inc.	3,588	154,140
Micron Technology Inc.[b]	18,928	334,647
Microsoft Corp.	149,292	5,277,472
Mohawk Industries Inc.[b]	1,196	158,374
Molson Coors Brewing Co. Class B NVS	2,756	148,824
Mondelez International Inc. Class A	31,772	1,068,810
Monsanto Co.	10,036	1,052,576
Monster Beverage Corp.[b]	2,600	148,798
Moody’s Corp.	3,848	271,900
Morgan Stanley	27,768	797,775
Mosaic Co. (The)	5,668	259,878
Motorola Solutions Inc.	4,680	292,594
Murphy Oil Corp.	3,484	210,155
Mylan Inc.[b]	7,488	283,571
Nabors Industries Ltd.[a]	5,252	91,805
NASDAQ OMX Group Inc. (The)	2,236	79,221

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2013

Security	Shares	Value

National Oilwell Varco Inc.	7,904	$641,647
NetApp Inc.	6,708	260,337
Netflix Inc.[b]	936	301,841
New York Community Bancorp Inc.	8,164	132,338
Newell Rubbermaid Inc.	5,044	149,454
Newmont Mining Corp.	9,932	270,746
News Corp. Class A NVS[b]	7,120	125,312
NextEra Energy Inc.	8,268	700,713
Nielsen Holdings NV	4,004	157,918
Nike Inc. Class B	13,312	1,008,517
NiSource Inc.	5,460	172,099
Noble Corp.	4,732	178,396
Noble Energy Inc.	6,760	506,527
Nordstrom Inc.	3,068	185,522
Norfolk Southern Corp.	5,876	505,454
Northeast Utilities	5,876	252,022
Northern Trust Corp.	4,264	240,575
Northrop Grumman Corp.	4,108	441,651
NRG Energy Inc.	5,616	160,224
Nuance Communications Inc.[b]	4,680	72,821
Nucor Corp.	5,720	296,124
NVIDIA Corp.	11,388	172,870
NYSE Euronext Inc.	4,524	199,146
O’Reilly Automotive Inc.[b]	2,080	257,525
Occidental Petroleum Corp.	15,132	1,453,883
Oceaneering International Inc.	1,924	165,233
OGE Energy Corp.	3,640	134,316
Omnicare Inc.	2,184	120,448
Omnicom Group Inc.	4,784	325,838
ONEOK Inc.	4,004	226,226
Oracle Corp.	71,032	2,379,572
Owens-Illinois Inc.[b]	3,432	109,103
PACCAR Inc.	6,396	355,618
Pall Corp.	2,288	184,230
Parker Hannifin Corp.	2,860	333,819
PartnerRe Ltd.	992	99,408
Patterson Companies Inc.	1,976	84,000
Paychex Inc.	6,136	259,307
Peabody Energy Corp.	5,044	98,257
Pentair Ltd. Registered	3,786	254,003
People’s United Financial Inc.	7,592	109,553
Pepco Holdings Inc.	4,628	89,228
PepsiCo Inc.	29,068	2,444,328
Perrigo Co.	1,716	236,619
PetSmart Inc.	1,976	143,774
Pfizer Inc.	123,396	3,785,789
PG&E Corp.	8,684	363,425
Philip Morris International Inc.	30,732	2,738,836
Phillips 66	11,180	720,327
Pinnacle West Capital Corp.	2,392	134,024
Pioneer Natural Resources Co.	2,548	521,779
Plum Creek Timber Co. Inc.[a]	3,744	169,978
PNC Financial Services Group Inc. (The)[f]	9,984	734,124
Polaris Industries Inc.	1,092	142,997
PPG Industries Inc.	2,548	465,214
PPL Corp.	10,920	334,480
Praxair Inc.	5,512	687,402
Precision Castparts Corp.	2,756	698,508
Priceline.com Inc.[b]	988	1,041,184
Principal Financial Group Inc.	5,876	278,875
Procter & Gamble Co. (The)	51,792	4,182,204
Progressive Corp. (The)	11,232	291,695
Prologis Inc.	9,204	367,700

Security	Shares	Value

Prudential Financial Inc.	8,788	$715,255
Public Service Enterprise Group Inc.	9,360	313,560
Public Storage	2,704	451,487
PulteGroup Inc.	5,980	105,547
PVH Corp.	1,508	187,852
QEP Resources Inc.	3,328	110,024
QUALCOMM Inc.	32,552	2,261,387
Quanta Services Inc.[b]	3,744	113,106
Quest Diagnostics Inc.	3,120	186,919
Rackspace Hosting Inc.[a,b]	2,288	117,214
Ralph Lauren Corp.	1,144	189,492
Range Resources Corp.	3,016	228,341
Raymond James Financial Inc.	2,080	94,952
Rayonier Inc.	1,872	88,021
Raytheon Co.	5,928	488,289
Realogy Holdings Corp.[a,b]	2,704	111,243
Realty Income Corp.	3,520	146,608
Red Hat Inc.[b]	3,536	153,003
Regency Centers Corp.	1,820	94,021
Regeneron Pharmaceuticals Inc.[b]	1,456	418,746
Regions Financial Corp.	26,104	251,382
RenaissanceRe Holdings Ltd.[a]	936	87,713
Republic Services Inc.	5,512	184,487
ResMed Inc.[a]	2,444	126,453
Reynolds American Inc.	6,136	315,206
Robert Half International Inc.	2,808	108,192
Rock-Tenn Co. Class A	1,300	139,113
Rockwell Automation Inc.	2,704	298,549
Rockwell Collins Inc.	2,652	185,189
Roper Industries Inc.	1,768	224,200
Ross Stores Inc.	4,212	325,798
Rowan Companies PLC Class Ab	2,288	82,551
Royal Caribbean Cruises Ltd.	2,912	122,420
Safeway Inc.	4,472	156,073
Salesforce.com Inc.[b]	10,504	560,493
SanDisk Corp.	4,524	314,418
SBA Communications Corp. Class Ab	2,392	209,228
SCANA Corp.	2,340	109,114
Schlumberger Ltd.	24,856	2,329,504
Scripps Networks Interactive Inc. Class A	1,664	133,952
Seagate Technology PLC	6,136	298,700
Sealed Air Corp.	4,056	122,410
Sears Holdings Corp.[a,b]	780	45,302
SEI Investments Co.	3,276	108,730
Sempra Energy	4,628	421,796
Sensata Technologies Holding NVb	2,132	80,227
Sherwin-Williams Co. (The)	1,664	312,832
Sigma-Aldrich Corp.	2,340	202,246
Simon Property Group Inc.	6,032	932,246
Sirius XM Radio Inc.	64,220	242,109
SL Green Realty Corp.[a]	2,220	209,945
SLM Corp.	8,424	213,717
Southern Co. (The)	16,640	680,742
Southwest Airlines Co.	4,836	83,276
Southwestern Energy Co.[b]	6,552	243,865
Spectra Energy Corp.	12,272	436,515
Sprint Corp.[b]	21,632	145,583
SPX Corp.	1,040	94,338
St. Jude Medical Inc.	5,252	301,412
Stanley Black & Decker Inc.	3,016	238,535
Staples Inc.	12,844	207,045
Starbucks Corp.	13,988	1,133,727
Starwood Hotels & Resorts Worldwide Inc.	3,796	279,462

198

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2013

Security	Shares	Value

State Street Corp.	8,424	$590,270
Stericycle Inc.[b]	1,508	175,230
Stryker Corp.	5,460	403,276
SunTrust Banks Inc.	10,140	341,110
Superior Energy Services Inc.[a,b]	2,912	78,129
Symantec Corp.	13,208	300,350
Synopsys Inc.[b]	2,912	106,142
Sysco Corp.	11,284	364,925
T-Mobile US Inc.	3,048	84,521
T. Rowe Price Group Inc.	4,836	374,355
Target Corp.	11,388	737,829
TD Ameritrade Holding Corp.	4,732	128,994
TE Connectivity Ltd.	7,956	409,654
Teradata Corp.[b]	3,120	137,498
Tesla Motors Inc.[b]	1,560	249,506
Tesoro Corp.	2,444	119,487
Texas Instruments Inc.	20,800	875,264
Textron Inc.	5,304	152,702
Thermo Fisher Scientific Inc.	6,708	655,908
Tiffany & Co.	2,288	181,141
Time Warner Cable Inc.	5,512	662,267
Time Warner Inc.	17,524	1,204,600
TJX Companies Inc. (The)	13,520	821,881
Toll Brothers Inc.[b]	2,717	89,335
Torchmark Corp.	1,820	132,605
Total System Services Inc.	3,328	99,274
Tractor Supply Co.	2,808	200,351
TransDigm Group Inc.	884	128,542
Travelers Companies Inc. (The)	7,020	605,826
Trimble Navigation Ltd.[a,b]	4,784	136,679
TripAdvisor Inc.[b]	2,080	172,037
TRW Automotive Holdings Corp.[a,b]	2,184	164,040
Twenty-First Century Fox Inc. Class A	28,444	969,372
Twenty-First Century Fox Inc. Class B	7,956	270,504
Tyco International Ltd.	8,788	321,201
Tyson Foods Inc. Class A	5,408	149,639
U.S. Bancorp	35,152	1,313,279
UDR Inc.	4,888	121,271
Ulta Salon, Cosmetics & Fragrance Inc.[b]	1,196	154,105
Under Armour Inc. Class Aa,b	1,404	113,935
Union Pacific Corp.	8,788	1,330,503
United Continental Holdings Inc.[b]	1,872	63,554
United Parcel Service Inc. Class B	13,624	1,338,422
United Technologies Corp.	16,536	1,756,950
UnitedHealth Group Inc.	19,084	1,302,674
Unum Group	5,356	169,999
Urban Outfitters Inc.[b]	2,184	82,730
Valero Energy Corp.	10,296	423,886
Varian Medical Systems Inc.[b]	2,132	154,741
Ventas Inc.	5,564	362,995
VeriSign Inc.[a,b]	2,860	155,241
Verisk Analytics Inc. Class Ab	2,704	185,278
Verizon Communications Inc.	54,028	2,728,954
Vertex Pharmaceuticals Inc.[b]	4,108	293,065
VF Corp.	1,664	357,760
Viacom Inc. Class B NVS	8,216	684,311
Visa Inc. Class A	9,932	1,953,326
VMware Inc. Class Aa,b	1,508	122,570
Vornado Realty Trust	3,120	277,867
Vulcan Materials Co.	2,496	133,661
W.R. Berkley Corp.	1,976	86,766
W.W. Grainger Inc.	1,092	293,715
Wal-Mart Stores Inc.	31,252	2,398,591

Security	Shares	Value

Walgreen Co.	16,744	$991,915
Walt Disney Co. (The)	32,188	2,207,775
Waste Management Inc.	8,112	353,196
Waters Corp.[b]	1,664	167,931
Weatherford International Ltd.[b]	14,768	242,786
WellPoint Inc.	5,616	476,237
Wells Fargo & Co.	94,640	4,040,182
Western Digital Corp.	3,952	275,178
Western Union Co.	10,712	182,318
Weyerhaeuser Co.	10,764	327,226
Whirlpool Corp.	1,456	212,591
Whiting Petroleum Corp.[b]	2,236	149,566
Whole Foods Market Inc.	6,448	407,062
Williams Companies Inc. (The)	12,948	462,373
Willis Group Holdings PLC	3,224	145,306
Windstream Holdings Inc.[a]	10,452	89,365
Wisconsin Energy Corp.	4,264	179,557
Wyndham Worldwide Corp.	2,652	176,093
Wynn Resorts Ltd.	1,508	250,705
Xcel Energy Inc.	9,048	261,125
Xerox Corp.	22,308	221,742
Xilinx Inc.	5,044	229,098
XL Group PLC	5,720	174,860
Xylem Inc.	3,120	107,640
Yahoo! Inc.[b]	18,512	609,600
Yum! Brands Inc.	8,476	573,147
Zimmer Holdings Inc.	3,328	291,100
Zoetis Inc.	9,330	295,388

		310,227,754

TOTAL COMMON STOCKS (Cost: $445,450,978)		527,126,877

PREFERRED STOCKS — 0.28%

GERMANY — 0.28%
Bayerische Motoren Werke AG	1,092	91,420
Fuchs Petrolub SE	572	46,347
Henkel AG & Co. KGaA	3,328	360,596
Porsche Automobil Holding SE	2,860	268,245
RWE AG NVS	884	30,225
Volkswagen AG	2,704	688,163

		1,484,996
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC[b]	3,042,078	4,887

		4,887

TOTAL PREFERRED STOCKS (Cost: $1,073,178)		1,489,883

RIGHTS — 0.01%

HONG KONG — 0.00%
New Hotel[b]	650	—

		—

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2013

Security	Shares	Value

SPAIN — 0.01%
Banco Santander SAb	207,541	$44,298

		44,298

TOTAL RIGHTS (Cost: $42,841)		44,298

SHORT-TERM INVESTMENTS — 1.13%

MONEY MARKET FUNDS — 1.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[f,g,h]	4,912,934	4,912,934
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[f,g,h]	285,525	285,525
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	780,780	780,780

		5,979,239

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,979,239)		5,979,239

TOTAL INVESTMENTS IN SECURITIES — 100.97% (Cost: $452,546,236)		534,640,297
Other Assets, Less Liabilities — (0.97)%		(5,115,581)

NET ASSETS — 100.00%		$529,524,716

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

200

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 1.86%
Lockheed Martin Corp.	239,483	$31,932,663
Precision Castparts Corp.	30,404	7,705,894

		39,638,557
AIR FREIGHT & LOGISTICS — 1.08%
United Parcel Service Inc. Class B	233,408	22,930,002

		22,930,002
BEVERAGES — 2.54%
Coca-Cola Co. (The)	561,803	22,230,545
PepsiCo Inc.	378,891	31,860,944

		54,091,489
BIOTECHNOLOGY — 0.93%
Amgen Inc.	103,017	11,949,972
Celgene Corp.[a]	53,122	7,888,086

		19,838,058
CHEMICALS — 2.29%
Ecolab Inc.	298,950	31,688,700
Praxair Inc.	60,661	7,565,033
Sherwin-Williams Co. (The)	50,027	9,405,076

		48,658,809
COMMERCIAL BANKS — 0.27%
First Republic Bank	112,169	5,728,471

		5,728,471
COMMERCIAL SERVICES & SUPPLIES — 2.70%
Republic Services Inc.	388,972	13,018,893
Stericycle Inc.[a]	204,479	23,760,460
Waste Management Inc.	474,564	20,662,516

		57,441,869
COMMUNICATIONS EQUIPMENT — 1.07%
Cisco Systems Inc.	56,336	1,267,560
Motorola Solutions Inc.	212,822	13,305,632
QUALCOMM Inc.	116,639	8,102,911

		22,676,103
DISTRIBUTORS — 0.24%
Genuine Parts Co.	65,780	5,185,437

		5,185,437

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.80%
Berkshire Hathaway Inc. Class Ba	147,159	$16,935,058

		16,935,058
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.83%
AT&T Inc.	828,354	29,986,415
Verizon Communications Inc.	600,420	30,327,214

		60,313,629
ELECTRIC UTILITIES — 3.73%
Duke Energy Corp.	435,427	31,233,179
NextEra Energy Inc.	34,934	2,960,656
Southern Co. (The)	673,670	27,559,840
Xcel Energy Inc.	612,045	17,663,619

		79,417,294
FOOD & STAPLES RETAILING — 1.43%
Wal-Mart Stores Inc.	395,987	30,392,002

		30,392,002
FOOD PRODUCTS — 5.28%
Campbell Soup Co.	193,489	8,236,827
General Mills Inc.	630,888	31,809,373
Hershey Co. (The)	164,854	16,360,111
Hormel Foods Corp.	325,714	14,155,531
Kellogg Co.	112,245	7,099,496
McCormick & Co. Inc. NVS	274,289	18,967,084
Mondelez International Inc. Class A	469,083	15,779,952

		112,408,374
HEALTH CARE EQUIPMENT & SUPPLIES — 4.71%
Abbott Laboratories	821,824	30,037,667
Baxter International Inc.	114,558	7,545,935
Becton, Dickinson and Co.	279,589	29,393,192
C.R. Bard Inc.	168,597	22,966,283
Medtronic Inc.	180,949	10,386,473

		100,329,550
HEALTH CARE PROVIDERS & SERVICES — 2.94%
AmerisourceBergen Corp.	330,112	21,566,217
Cardinal Health Inc.	48,115	2,822,426
Henry Schein Inc.[a,b]	23,962	2,694,048
Laboratory Corp. of America Holdings[a,b]	122,736	12,384,062
McKesson Corp.	133,191	20,823,081
Patterson Companies Inc.	28,955	1,230,877
Quest Diagnostics Inc.	16,893	1,012,060

		62,532,771
HOTELS, RESTAURANTS & LEISURE — 2.13%
McDonald’s Corp.	305,725	29,508,577
Starbucks Corp.	69,105	5,600,960
Yum! Brands Inc.	150,908	10,204,399

		45,313,936

201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

October 31, 2013

Security	Shares	Value

HOUSEHOLD PRODUCTS — 4.34%
Church & Dwight Co. Inc.	152,300	$9,922,345
Clorox Co. (The)	49,837	4,494,799
Colgate-Palmolive Co.	248,492	16,084,887
Kimberly-Clark Corp.	301,314	32,541,912
Procter & Gamble Co. (The)	362,534	29,274,621

		92,318,564
INDUSTRIAL CONGLOMERATES — 0.31%
3M Co.	52,697	6,631,917

		6,631,917
INSURANCE — 7.12%
ACE Ltd.	56,606	5,402,476
Alleghany Corp.[a]	34,304	13,907,528
Aon PLC	80,491	6,366,033
Arch Capital Group Ltd.[a,b]	352,899	20,454,026
Chubb Corp. (The)	348,835	32,120,727
Everest Re Group Ltd.	97,111	14,929,845
Marsh & McLennan Companies Inc.	267,699	12,260,614
PartnerRe Ltd.	11,724	1,174,862
RenaissanceRe Holdings Ltd.[b]	117,787	11,037,820
Travelers Companies Inc. (The)	172,426	14,880,364
W.R. Berkley Corp.	305,994	13,436,196
Willis Group Holdings PLC	124,124	5,594,269

		151,564,760
INTERNET SOFTWARE & SERVICES — 1.17%
Google Inc. Class Aa	12,942	13,337,766
VeriSign Inc.[a]	21,110	1,145,851
Yahoo! Inc.[a]	313,425	10,321,085

		24,804,702
IT SERVICES — 7.94%
Automatic Data Processing Inc.	439,920	32,980,803
Fidelity National Information Services Inc.	170,073	8,291,059
Fiserv Inc.[a]	173,496	18,170,236
International Business Machines Corp.	137,397	24,622,916
MasterCard Inc. Class A	24,898	17,854,356
Paychex Inc.[b]	817,847	34,562,214
Total System Services Inc.	428,870	12,793,192
Visa Inc. Class A	100,888	19,841,643

		169,116,419
METALS & MINING — 0.63%
Newmont Mining Corp.	493,127	13,442,642

		13,442,642
MULTI-UTILITIES — 4.11%
Consolidated Edison Inc.	496,511	28,906,870
Dominion Resources Inc.	346,642	22,098,427
PG&E Corp.	392,820	16,439,517
Wisconsin Energy Corp.	475,405	20,019,305

		87,464,119

Security	Shares	Value

MULTILINE RETAIL — 2.48%
Dollar General Corp.[a]	290,858	$16,805,775
Dollar Tree Inc.[a]	40,676	2,375,478
Family Dollar Stores Inc.	113,405	7,811,337
Target Corp.	397,977	25,784,930

		52,777,520
OIL, GAS & CONSUMABLE FUELS — 5.49%
Chevron Corp.	157,324	18,872,587
ConocoPhillips	60,900	4,463,970
Exxon Mobil Corp.	302,707	27,128,601
Kinder Morgan Inc.	566,970	20,019,711
Kinder Morgan Management LLC[a,b]	288,336	21,717,498
Spectra Energy Corp.	694,554	24,705,286

		116,907,653
PHARMACEUTICALS — 9.70%
AbbVie Inc.	93,990	4,553,816
Actavis PLC[a]	62,137	9,605,137
Allergan Inc.	206,083	18,673,181
Bristol-Myers Squibb Co.	711,155	37,349,861
Eli Lilly and Co.	564,088	28,102,864
Forest Laboratories Inc.[a]	238,381	11,211,058
Johnson & Johnson	354,283	32,810,149
Merck & Co. Inc.	597,602	26,945,874
Perrigo Co.	59,156	8,157,021
Pfizer Inc.	877,508	26,921,945
Zoetis Inc.	66,676	2,110,962

		206,441,868
PROFESSIONAL SERVICES — 1.28%
Nielsen Holdings NV	31,446	1,240,230
Verisk Analytics Inc. Class Aa	379,504	26,003,614

		27,243,844
REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.35%
American Capital Agency Corp.	1,050,880	22,825,114
American Tower Corp.	358,825	28,472,764
Annaly Capital Management Inc.	2,132,442	25,141,491
Camden Property Trust	29,789	1,912,454
Equity Residential	100,001	5,236,052
Federal Realty Investment Trust	173,050	17,927,980
HCP Inc.	199,877	8,294,895
Health Care REIT Inc.[b]	67,305	4,364,729
Public Storage[b]	111,439	18,606,970
Realty Income Corp.[b]	516,734	21,521,971
Ventas Inc.	31,915	2,082,135

		156,386,555
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.34%
Intel Corp.	299,853	7,325,409

		7,325,409
SOFTWARE — 3.02%
Activision Blizzard Inc.	517,387	8,609,320
ANSYS Inc.[a,b]	36,873	3,224,544

202

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

October 31, 2013

Security	Shares	Value

Intuit Inc.	179,921	$12,848,158
Microsoft Corp.	701,266	24,789,753
Synopsys Inc.[a]	407,586	14,856,510

		64,328,285
SPECIALTY RETAIL — 4.15%
Advance Auto Parts Inc.	34,550	3,426,669
AutoZone Inc.[a,b]	59,712	25,956,209
Home Depot Inc. (The)	21,198	1,651,112
O’Reilly Automotive Inc.[a]	119,746	14,825,752
Ross Stores Inc.	80,510	6,227,449
TJX Companies Inc. (The)	596,062	36,234,609

		88,321,800
TOBACCO — 1.72%
Altria Group Inc.	583,179	21,711,754
Reynolds American Inc.	291,689	14,984,064

		36,695,818
WIRELESS TELECOMMUNICATION SERVICES — 1.83%
Crown Castle International Corp.[a]	319,136	24,260,719
SBA Communications Corp. Class Aa,b	169,036	14,785,579

		39,046,298

TOTAL COMMON STOCKS (Cost: $2,039,904,155)		2,124,649,582

SHORT-TERM INVESTMENTS — 3.76%

MONEY MARKET FUNDS — 3.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	74,820,934	74,820,934
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	4,348,366	4,348,366
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	948,362	948,362

		80,117,662

TOTAL SHORT-TERM INVESTMENTS (Cost: $80,117,662)		80,117,662

TOTAL INVESTMENTS IN SECURITIES — 103.57% (Cost: $2,120,021,817)		2,204,767,244
Other Assets, Less Liabilities — (3.57)%		(76,023,701)

NET ASSETS — 100.00%		$2,128,743,543

NVS   —   Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

203

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

AIRLINES — 0.28%
Delta Air Lines Inc.	10,329	$272,479
Southwest Airlines Co.	12,221	210,446

		482,925
AUTO COMPONENTS — 0.47%
Delphi Automotive PLC	14,099	806,463

		806,463
BEVERAGES — 4.61%
Brown-Forman Corp. Class B NVS	4,564	333,081
Constellation Brands Inc. Class Aa	9,204	601,021
PepsiCo Inc.	83,668	7,035,642

		7,969,744
BIOTECHNOLOGY — 13.64%
Amgen Inc.	35,485	4,116,260
Biogen Idec Inc.[a]	17,391	4,246,708
BioMarin Pharmaceutical Inc.[a]	10,375	651,758
Celgene Corp.[a]	33,646	4,996,095
Gilead Sciences Inc.[a,b]	123,316	8,754,203
Regeneron Pharmaceuticals Inc.[a]	2,874	826,562

		23,591,586
CAPITAL MARKETS — 1.36%
BlackRock Inc.[c]	6,389	1,921,875
Eaton Vance Corp. NVS	5,566	232,715
SEI Investments Co.	6,264	207,902

		2,362,492
CHEMICALS — 2.55%
Ecolab Inc.	11,837	1,254,722
LyondellBasell Industries NV Class A	15,441	1,151,899
PPG Industries Inc.	5,449	994,878
Sherwin-Williams Co. (The)	5,346	1,005,048

		4,406,547
CONTAINERS & PACKAGING — 0.19%
Rock-Tenn Co. Class A	3,063	327,772

		327,772
DIVERSIFIED CONSUMER SERVICES — 0.33%
H&R Block Inc.	20,385	579,749

		579,749
DIVERSIFIED FINANCIAL SERVICES — 3.89%
Berkshire Hathaway Inc. Class Ba	50,712	5,835,937
Moody’s Corp.	6,039	426,716

Security	Shares	Value

NYSE Euronext Inc.	10,731	$472,378

		6,735,031
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.38%
Verizon Communications Inc.	149,970	7,574,985

		7,574,985
ELECTRIC UTILITIES — 1.87%
American Electric Power Co. Inc.	22,337	1,046,265
NextEra Energy Inc.	18,996	1,609,911
OGE Energy Corp.	9,209	339,812
Pinnacle West Capital Corp.	4,315	241,770

		3,237,758
FOOD & STAPLES RETAILING — 7.88%
Costco Wholesale Corp.	18,528	2,186,304
CVS Caremark Corp.	56,990	3,548,197
Kroger Co. (The)	34,653	1,484,535
Wal-Mart Stores Inc.	48,406	3,715,161
Walgreen Co.	45,552	2,698,500

		13,632,697
FOOD PRODUCTS — 5.59%
Campbell Soup Co.	15,068	641,445
ConAgra Foods Inc.	27,027	859,729
General Mills Inc.	41,942	2,114,716
Hershey Co. (The)	9,358	928,688
Hormel Foods Corp.	11,785	512,176
J.M. Smucker Co. (The)	4,442	493,995
Kellogg Co.	15,419	975,252
McCormick & Co. Inc. NVS	5,421	374,862
Mondelez International Inc. Class A	70,215	2,362,032
Tyson Foods Inc. Class A	14,475	400,523

		9,663,418
HEALTH CARE EQUIPMENT & SUPPLIES — 2.10%
Abbott Laboratories	67,868	2,480,576
Becton, Dickinson and Co.	8,617	905,905
ResMed Inc.	4,699	243,126

		3,629,607
HEALTH CARE PROVIDERS & SERVICES — 1.67%
AmerisourceBergen Corp.	15,753	1,029,144
Cigna Corp.	12,383	953,243
HCA Holdings Inc.	19,379	913,526

		2,895,913
HOUSEHOLD DURABLES — 0.89%
D.R. Horton Inc.	8,865	167,992
Leggett & Platt Inc.	4,834	143,763
Mohawk Industries Inc.[a,b]	2,423	320,854
Newell Rubbermaid Inc.	10,011	296,626
PulteGroup Inc.	12,328	217,589
Whirlpool Corp.	2,658	388,094

		1,534,918

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

October 31, 2013

Security	Shares	Value

HOUSEHOLD PRODUCTS — 7.37%
Church & Dwight Co. Inc.	6,483	$422,367
Clorox Co. (The)	5,302	478,187
Colgate-Palmolive Co.	32,202	2,084,436
Kimberly-Clark Corp.	26,307	2,841,156
Procter & Gamble Co. (The)	85,762	6,925,282

		12,751,428
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.27%
NRG Energy Inc.	16,214	462,585

		462,585
INSURANCE — 2.57%
Allstate Corp. (The)	23,180	1,229,931
Arch Capital Group Ltd.[a]	7,402	429,020
Axis Capital Holdings Ltd.	4,335	205,566
Cincinnati Financial Corp.	7,548	377,400
Everest Re Group Ltd.	2,299	353,448
Fidelity National Financial Inc. Class A	10,263	288,903
PartnerRe Ltd.	1,888	189,196
Travelers Companies Inc. (The)	15,845	1,367,424

		4,440,888
INTERNET & CATALOG RETAIL — 1.03%
Netflix Inc.[a,b]	3,701	1,193,498
TripAdvisor Inc.[a]	7,035	581,865

		1,775,363
INTERNET SOFTWARE & SERVICES — 2.01%
LinkedIn Corp. Class Aa	8,002	1,789,807
Yahoo! Inc.[a]	51,495	1,695,731

		3,485,538
IT SERVICES — 2.67%
Alliance Data Systems Corp.[a]	1,522	360,805
Computer Sciences Corp.	7,390	364,031
Fiserv Inc.[a]	5,206	545,224
Leidos Holdings Inc.	2,918	137,409
Visa Inc. Class A	16,356	3,216,735

		4,624,204
LEISURE EQUIPMENT & PRODUCTS — 0.53%
Hasbro Inc.	4,969	256,649
Mattel Inc.	14,783	655,922

		912,571
LIFE SCIENCES TOOLS & SERVICES — 1.43%
Life Technologies Corp.[a]	9,982	751,745
Thermo Fisher Scientific Inc.	17,653	1,726,110

		2,477,855
MEDIA — 8.65%
Charter Communications Inc. Class Aa	2,645	355,065

Security	Shares	Value

Discovery Communications Inc. Series Aa	6,904	$613,904
Discovery Communications Inc. Series C NVS[a]	3,758	310,824
Liberty Global PLC Series Aa	7,041	551,803
Liberty Global PLC Series C NVS[a]	5,238	392,117
Liberty Media Corp.[a]	3,104	474,633
Time Warner Inc.	56,740	3,900,307
Twenty-First Century Fox Inc. Class A	66,407	2,263,150
Twenty-First Century Fox Inc. Class B	19,913	677,042
Walt Disney Co. (The)	79,002	5,418,747

		14,957,592
MULTI-UTILITIES — 2.39%
CMS Energy Corp.	12,949	355,579
Dominion Resources Inc.	23,108	1,473,135
DTE Energy Co.	8,209	567,570
NiSource Inc.	12,644	398,539
Sempra Energy	9,947	906,570
Wisconsin Energy Corp.	10,370	436,681

		4,138,074
OIL, GAS & CONSUMABLE FUELS — 1.36%
Cabot Oil & Gas Corp.	21,753	768,316
Marathon Petroleum Corp.	16,772	1,201,881
Tesoro Corp.	7,712	377,040

		2,347,237
PHARMACEUTICALS — 11.00%
Actavis PLC[a]	7,336	1,133,999
Eli Lilly and Co.	42,827	2,133,641
Johnson & Johnson	94,617	8,762,480
Pfizer Inc.	228,229	7,002,066

		19,032,186
PROFESSIONAL SERVICES — 0.38%
Equifax Inc.	4,508	291,532
Verisk Analytics Inc. Class Aa	5,380	368,638

		660,170
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.75%
American Tower Corp.	12,021	953,866
Health Care REIT Inc.	12,573	815,359
Realty Income Corp.[b]	9,856	410,502
Ventas Inc.	12,898	841,466

		3,021,193
ROAD & RAIL — 0.38%
Hertz Global Holdings Inc.[a]	19,589	449,763
J.B. Hunt Transport Services Inc.	2,803	210,309

		660,072
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.22%
Cree Inc.[a,b]	6,178	375,313

		375,313

205

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

October 31, 2013

Security	Shares	Value

SOFTWARE — 0.38%
Symantec Corp.	29,237	$664,849

		664,849
SPECIALTY RETAIL — 2.61%
GameStop Corp. Class A	5,722	313,680
Home Depot Inc. (The)	53,846	4,194,065

		4,507,745
WATER UTILITIES — 0.14%
American Water Works Co. Inc.	5,780	247,789

		247,789
WIRELESS TELECOMMUNICATION SERVICES — 1.03%
Crown Castle International Corp.[a]	11,458	871,037
SBA Communications Corp. Class Aa	5,927	518,435
Sprint Corp.[a]	58,145	391,316

		1,780,788
TOTAL COMMON STOCKS (Cost: $160,012,731)		172,755,045

SHORT-TERM INVESTMENTS — 0.37%

MONEY MARKET FUNDS — 0.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	567,588	567,588
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	32,987	32,987
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	35,505	35,505

		636,080

TOTAL SHORT-TERM INVESTMENTS
(Cost: $636,080)		636,080

TOTAL INVESTMENTS IN SECURITIES — 100.24% (Cost: $160,648,811)		173,391,125
Other Assets, Less Liabilities — (0.24)%		(418,046)

NET ASSETS — 100.00%		$172,973,079

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

206

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA QUALITY FACTOR ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 3.03%
Boeing Co. (The)	29,623	$3,865,801
Raytheon Co.	11,802	972,131
Rockwell Collins Inc.	6,984	487,693

		5,325,625
AIR FREIGHT & LOGISTICS — 0.46%
C.H. Robinson Worldwide Inc.	8,072	482,221
Expeditors International of Washington Inc.	7,373	333,923

		816,144
AUTO COMPONENTS — 0.54%
Delphi Automotive PLC	16,576	948,147

		948,147
AUTOMOBILES — 0.98%
General Motors Co.[a]	46,436	1,715,810

		1,715,810
BEVERAGES — 0.52%
Brown-Forman Corp. Class B NVS	5,991	437,223
Monster Beverage Corp.[a]	8,167	467,398

		904,621
BIOTECHNOLOGY — 4.06%
Biogen Idec Inc.[a]	8,865	2,164,744
Gilead Sciences Inc.[a,b]	55,722	3,955,705
Regeneron Pharmaceuticals Inc.[a]	3,486	1,002,574

		7,123,023
CAPITAL MARKETS — 1.16%
Eaton Vance Corp. NVS	5,145	215,112
Franklin Resources Inc.	14,974	806,500
SEI Investments Co.	5,704	189,316
T. Rowe Price Group Inc.	10,613	821,552

		2,032,480
CHEMICALS — 1.98%
Albemarle Corp.	3,057	202,343
CF Industries Holdings Inc.	2,250	485,100
FMC Corp.	5,596	407,165
LyondellBasell Industries NV Class A	17,500	1,305,500
Sherwin-Williams Co. (The)	3,709	697,292
Sigma-Aldrich Corp.	4,323	373,637

		3,471,037
COMMUNICATIONS EQUIPMENT — 2.76%
F5 Networks Inc.[a]	3,066	249,909
Harris Corp.	4,199	260,170
QUALCOMM Inc.	62,344	4,331,038

		4,841,117

Security	Shares	Value

COMPUTERS & PERIPHERALS — 6.01%
Apple Inc.	19,055	$9,953,379
Seagate Technology PLC	12,344	600,906

		10,554,285
DISTRIBUTORS — 0.27%
Genuine Parts Co.	5,981	471,482

		471,482
DIVERSIFIED CONSUMER SERVICES — 0.23%
H&R Block Inc.	14,413	409,906

		409,906
DIVERSIFIED FINANCIAL SERVICES — 0.47%
McGraw Hill Financial Inc.	11,846	825,429

		825,429
ELECTRICAL EQUIPMENT — 1.40%
Emerson Electric Co.	27,008	1,808,726
Rockwell Automation Inc.	5,922	653,848

		2,462,574
ENERGY EQUIPMENT & SERVICES — 0.74%
Core Laboratories NV	2,209	413,569
Diamond Offshore Drilling Inc.	2,380	147,393
FMC Technologies Inc.a	8,040	406,422
Oceaneering International Inc.	3,883	333,472

		1,300,856
FOOD & STAPLES RETAILING — 1.48%
Costco Wholesale Corp.	16,356	1,930,008
Sysco Corp.	20,867	674,839

		2,604,847
FOOD PRODUCTS — 0.52%
Hershey Co. (The)	6,790	673,840
Hormel Foods Corp.	5,348	232,424

		906,264
HEALTH CARE EQUIPMENT & SUPPLIES — 3.33%
Abbott Laboratories	57,781	2,111,895
Baxter International Inc.	21,460	1,413,570
C.R. Bard Inc.	2,748	374,333
Edwards Lifesciences Corp.[a]	4,157	270,995
Intuitive Surgical Inc.[a]	1,514	562,451
Stryker Corp.	10,421	769,695
Varian Medical Systems Inc.[a]	4,672	339,094

		5,842,033

207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

October 31, 2013

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.34%
AmerisourceBergen Corp.	9,200	$601,036

		601,036
HOTELS, RESTAURANTS & LEISURE — 5.01%
Chipotle Mexican Grill Inc.[a]	1,238	652,389
McDonald’s Corp.	42,303	4,083,086
Starbucks Corp.	32,096	2,601,381
Yum! Brands Inc.	21,544	1,456,805

		8,793,661
HOUSEHOLD DURABLES — 0.11%
Garmin Ltd.	4,278	199,997

		199,997
HOUSEHOLD PRODUCTS — 2.69%
Clorox Co. (The)	8,540	770,223
Colgate-Palmolive Co.	36,744	2,378,439
Kimberly-Clark Corp.	14,505	1,566,540

		4,715,202
INDUSTRIAL CONGLOMERATES — 1.85%
3M Co.	25,834	3,251,209

		3,251,209
INTERNET & CATALOG RETAIL — 1.60%
Priceline.com Inc.[a]	2,300	2,423,809
TripAdvisor Inc.[a]	4,669	386,173

		2,809,982
INTERNET SOFTWARE & SERVICES — 6.17%
Google Inc. Class Aa	9,367	9,653,443
Yahoo! Inc.[a]	35,499	1,168,982

		10,822,425
IT SERVICES — 12.01%
Accenture PLC Class A	38,408	2,822,988
Automatic Data Processing Inc.	19,413	1,455,393
Cognizant Technology Solutions Corp. Class Aa	12,193	1,059,938
International Business Machines Corp.	39,968	7,162,665
MasterCard Inc. Class A	5,364	3,846,524
Paychex Inc.	16,292	688,500
Teradata Corp.[a]	891	39,266
Total System Services Inc.	6,052	180,531
Visa Inc. Class A	19,452	3,825,625

		21,081,430
LEISURE EQUIPMENT & PRODUCTS — 0.60%
Mattel Inc.	13,207	585,995
Polaris Industries Inc.	3,529	462,122

		1,048,117

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.20%
Waters Corp.[a]	3,431	$346,257

		346,257
MACHINERY — 0.85%
Cummins Inc.	6,979	886,473
Flowserve Corp.	5,198	361,105
Joy Global Inc.	4,291	243,514

		1,491,092
MEDIA — 0.83%
Liberty Media Corp.[a]	3,843	587,633
Scripps Networks Interactive Inc. Class A	3,708	298,494
Sirius XM Radio Inc.	151,587	571,483

		1,457,610
METALS & MINING — 0.75%
Freeport-McMoRan Copper & Gold Inc.	35,953	1,321,632

		1,321,632
MULTILINE RETAIL — 0.74%
Dollar Tree Inc.[a]	10,972	640,765
Family Dollar Stores Inc.	4,411	303,830
Nordstrom Inc.	5,809	351,270

		1,295,865
OIL, GAS & CONSUMABLE FUELS — 11.15%
Chevron Corp.	66,411	7,966,664
Exxon Mobil Corp.	89,636	8,033,178
HollyFrontier Corp.	8,741	402,611
Marathon Petroleum Corp.	14,402	1,032,047
Phillips 66	23,838	1,535,882
Southwestern Energy Co.[a]	16,382	609,738

		19,580,120
PERSONAL PRODUCTS — 0.55%
Estee Lauder Companies Inc. (The) Class A	9,741	691,221
Herbalife Ltd.[b]	4,308	279,245

		970,466
PHARMACEUTICALS — 2.90%
Bristol-Myers Squibb Co.	58,226	3,058,029
Eli Lilly and Co.	40,790	2,032,158

		5,090,187
PROFESSIONAL SERVICES — 0.12%
Robert Half International Inc.	5,430	209,218

		209,218
ROAD & RAIL — 0.18%
J.B. Hunt Transport Services Inc.	4,127	309,649

		309,649

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

October 31, 2013

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.65%
Intel Corp.	171,262	$4,183,931
Linear Technology Corp.	11,253	462,948

		4,646,879
SOFTWARE — 8.41%
Intuit Inc.	11,811	843,424
Microsoft Corp.	239,787	8,476,470
Oracle Corp.	145,304	4,867,684
Symantec Corp.	25,153	571,979

		14,759,557
SPECIALTY RETAIL — 6.54%
Advance Auto Parts Inc.	3,111	308,549
Bed Bath & Beyond Inc.[a]	9,182	709,952
Dick’s Sporting Goods Inc.	3,672	195,387
GameStop Corp. Class A	4,426	242,633
Gap Inc. (The)	14,122	522,373
Home Depot Inc. (The)	55,066	4,289,091
O’Reilly Automotive Inc.[a]	4,279	529,783
PetSmart Inc.	4,381	318,762
Ross Stores Inc.	12,093	935,393
TJX Companies Inc. (The)	41,376	2,515,247
Tractor Supply Co.	6,094	434,807
Ulta Salon, Cosmetics & Fragrance Inc.[a]	2,456	316,456
Urban Outfitters Inc.[a]	4,313	163,376

		11,481,809
TEXTILES, APPAREL & LUXURY GOODS — 2.66%
Coach Inc.	16,487	835,561
Fossil Group Inc.[a]	2,128	270,128
Lululemon Athletica Inc.[a,b]	4,579	316,180
Nike Inc. Class B	28,580	2,165,221
Ralph Lauren Corp.	2,336	386,935
VF Corp.	3,216	691,440

		4,665,465
TOBACCO — 0.33%
Reynolds American Inc.	11,428	587,056

		587,056
TRADING COMPANIES & DISTRIBUTORS — 0.69%
Fastenal Co.	11,902	592,720
W.W. Grainger Inc.	2,290	615,941

		1,208,661

TOTAL COMMON STOCKS
(Cost: $166,352,463)		175,300,262

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.29%

MONEY MARKET FUNDS — 1.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,887,916	$1,887,916
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	109,710	109,710
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	276,533	276,533

		2,274,159

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,274,159)		2,274,159

TOTAL INVESTMENTS IN SECURITIES — 101.16%
(Cost: $168,626,622)		177,574,421
Other Assets, Less Liabilities — (1.16)%		(2,042,878)

NET ASSETS — 100.00%		$175,531,543

NVS  —  Non Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

209

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.61%
Boeing Co. (The)	1,671	$218,065
General Dynamics Corp.	2,956	256,078
Honeywell International Inc.	2,380	206,417
L-3 Communications Holdings Inc.	2,603	261,471
Lockheed Martin Corp.	3,488	465,090
Northrop Grumman Corp.	2,872	308,769
Precision Castparts Corp.	856	216,953
Raytheon Co.	4,226	348,096
Rockwell Collins Inc.	3,490	243,707
Textron Inc.	2,439	70,219
TransDigm Group Inc.	1,365	198,485
United Technologies Corp.	2,495	265,094

		3,058,444
AIR FREIGHT & LOGISTICS — 0.85%
C.H. Robinson Worldwide Inc.	3,428	204,789
Expeditors International of Washington Inc.	3,909	177,038
FedEx Corp.	1,823	238,813
United Parcel Service Inc. Class B	3,803	373,607

		994,247
AIRLINES — 0.26%
Delta Air Lines Inc.	3,083	81,330
Southwest Airlines Co.	9,866	169,892
United Continental Holdings Inc.[a]	1,459	49,533

		300,755
AUTO COMPONENTS — 0.43%
Autoliv Inc.	1,223	109,128
BorgWarner Inc.	1,062	109,524
Delphi Automotive PLC	1,530	87,516
Johnson Controls Inc.	2,826	130,420
TRW Automotive Holdings Corp.[a]	927	69,627

		506,215
AUTOMOBILES — 0.39%
Ford Motor Co.	6,433	110,069
General Motors Co.[a]	2,248	83,064
Harley-Davidson Inc.	1,453	93,050
Tesla Motors Inc.[a]	1,046	167,297

		453,480
BEVERAGES — 2.33%
Beam Inc.	2,976	200,285
Brown-Forman Corp. Class B NVS	4,760	347,385
Coca-Cola Co. (The)	12,233	484,060
Coca-Cola Enterprises Inc.	5,685	237,235
Constellation Brands Inc. Class Aa	1,264	82,539
Dr Pepper Snapple Group Inc.	6,290	297,831
Molson Coors Brewing Co. Class B NVS	4,511	243,594
Monster Beverage Corp.[a]	1,755	100,439

Security	Shares	Value

PepsiCo Inc.	8,761	$736,712

		2,730,080
BIOTECHNOLOGY — 1.04%
Alexion Pharmaceuticals Inc.[a]	1,329	163,401
Amgen Inc.	2,575	298,700
Biogen Idec Inc.[a]	674	164,584
BioMarin Pharmaceutical Inc.[a]	1,609	101,077
Celgene Corp.[a]	1,534	227,784
Gilead Sciences Inc.[a]	2,527	179,392
Regeneron Pharmaceuticals Inc.[a]	204	58,670
Vertex Pharmaceuticals Inc.[a]	348	24,826

		1,218,434
BUILDING PRODUCTS — 0.05%
Masco Corp.	2,809	59,354

		59,354
CAPITAL MARKETS — 1.98%
Affiliated Managers Group Inc.[a]	690	136,234
Ameriprise Financial Inc.	1,518	152,620
Bank of New York Mellon Corp. (The)	4,321	137,408
BlackRock Inc.[b]	534	160,633
Charles Schwab Corp. (The)	6,007	136,059
Eaton Vance Corp. NVS	2,740	114,559
Franklin Resources Inc.	2,463	132,657
Goldman Sachs Group Inc. (The)	743	119,519
Invesco Ltd.	2,880	97,200
Legg Mason Inc.	2,855	109,832
Morgan Stanley	2,649	76,106
Northern Trust Corp.	3,383	190,869
Raymond James Financial Inc.	2,739	125,035
SEI Investments Co.	5,426	180,089
State Street Corp.	1,821	127,597
T. Rowe Price Group Inc.	1,806	139,802
TD Ameritrade Holding Corp.	6,581	179,398

		2,315,617
CHEMICALS — 2.95%
Air Products and Chemicals Inc.	2,546	277,540
Airgas Inc.	2,461	268,421
Albemarle Corp.	1,353	89,555
Ashland Inc.	1,096	101,435
Celanese Corp. Series A	1,339	74,997
CF Industries Holdings Inc.	370	79,772
Dow Chemical Co. (The)	2,672	105,464
E.I. du Pont de Nemours and Co.	3,077	188,312
Eastman Chemical Co.	1,418	111,724
Ecolab Inc.	3,643	386,158
FMC Corp.	2,332	169,676
International Flavors & Fragrances Inc.	3,139	259,438
LyondellBasell Industries NV Class A	1,187	88,550
Monsanto Co.	1,113	116,732
Mosaic Co. (The)	1,267	58,092
PPG Industries Inc.	1,119	204,307
Praxair Inc.	2,843	354,551
Sherwin-Williams Co. (The)	1,486	279,368
Sigma-Aldrich Corp.	2,798	241,831

		3,455,923

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2013

Security	Shares	Value

COMMERCIAL BANKS — 1.42%
BB&T Corp.	4,237	$143,931
CIT Group Inc.[a]	2,954	142,265
Comerica Inc.	2,745	118,858
Fifth Third Bancorp	6,424	122,249
First Republic Bank	3,249	165,926
KeyCorp	11,081	138,845
M&T Bank Corp.	1,562	175,772
PNC Financial Services Group Inc. (The)[b]	1,983	145,810
Regions Financial Corp.	7,158	68,931
SunTrust Banks Inc.	2,467	82,990
U.S. Bancorp	5,330	199,129
Wells Fargo & Co.	3,645	155,605

		1,660,311
COMMERCIAL SERVICES & SUPPLIES — 1.30%
ADT Corp. (The)	1,804	78,239
Cintas Corp.	4,206	226,157
Iron Mountain Inc.	3,646	96,765
Republic Services Inc.	7,684	257,184
Stericycle Inc.[a]	2,777	322,687
Tyco International Ltd.	5,655	206,690
Waste Management Inc.	7,738	336,913

		1,524,635
COMMUNICATIONS EQUIPMENT — 0.70%
Cisco Systems Inc.	4,958	111,555
F5 Networks Inc.[a]	583	47,520
Harris Corp.	2,954	183,030
Juniper Networks Inc.[a]	3,412	63,600
Motorola Solutions Inc.	3,699	231,261
QUALCOMM Inc.	2,666	185,207

		822,173
COMPUTERS & PERIPHERALS — 0.55%
Apple Inc.	265	138,423
EMC Corp.	5,652	136,044
Hewlett-Packard Co.	3,806	92,752
NetApp Inc.	2,125	82,471
SanDisk Corp.	1,103	76,659
Seagate Technology PLC	1,028	50,043
Western Digital Corp.	969	67,471

		643,863
CONSTRUCTION & ENGINEERING — 0.38%
Fluor Corp.	1,492	110,736
Jacobs Engineering Group Inc.[a]	2,144	130,398
KBR Inc.	1,916	66,179
Quanta Services Inc.[a]	4,495	135,794

		443,107
CONSTRUCTION MATERIALS — 0.17%
Martin Marietta Materials Inc.	1,312	128,694
Vulcan Materials Co.	1,327	71,061

		199,755

Security	Shares	Value

CONSUMER FINANCE — 0.54%
American Express Co.	2,346	$191,903
Capital One Financial Corp.	1,810	124,293
Discover Financial Services	3,265	169,388
SLM Corp.	5,622	142,630

		628,214
CONTAINERS & PACKAGING — 1.07%
Avery Dennison Corp.	3,238	152,575
Ball Corp.	6,450	315,340
Crown Holdings Inc.[a]	5,921	258,156
MeadWestvaco Corp.	5,280	184,008
Owens-Illinois Inc.[a]	2,782	88,440
Rock-Tenn Co. Class A	952	101,873
Sealed Air Corp.	4,918	148,425

		1,248,817
DISTRIBUTORS — 0.38%
Genuine Parts Co.	3,385	266,840
LKQ Corp.[a]	5,505	181,830

		448,670
DIVERSIFIED CONSUMER SERVICES — 0.10%
H&R Block Inc.	4,136	117,628

		117,628
DIVERSIFIED FINANCIAL SERVICES — 1.36%
Bank of America Corp.	5,115	71,405
Berkshire Hathaway Inc. Class Ba	3,164	364,113
Citigroup Inc.	1,374	67,024
CME Group Inc.	2,700	200,367
IntercontinentalExchange Inc.[a]	967	186,370
J.P. Morgan Chase & Co.	2,311	119,109
Leucadia National Corp.	3,109	88,109
McGraw Hill Financial Inc.	2,277	158,661
Moody’s Corp.	1,235	87,265
NASDAQ OMX Group Inc. (The)	4,769	168,966
NYSE Euronext Inc.	1,872	82,406

		1,593,795
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.22%
AT&T Inc.	12,140	439,468
CenturyLink Inc.	6,399	216,670
Frontier Communications Corp.	21,795	96,116
Level 3 Communications Inc.[a]	1,763	53,860
Verizon Communications Inc.	8,690	438,932
Windstream Holdings Inc.	21,637	184,996

		1,430,042
ELECTRIC UTILITIES — 5.51%
American Electric Power Co. Inc.	10,304	482,639
Duke Energy Corp.	8,850	634,810
Edison International	8,211	402,585
Entergy Corp.	4,769	308,650
Exelon Corp.	9,720	277,409
FirstEnergy Corp.	7,039	266,567

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2013

Security	Shares	Value

NextEra Energy Inc.	6,338	$537,146
Northeast Utilities	12,008	515,023
OGE Energy Corp.	9,735	359,222
Pepco Holdings Inc.	21,890	422,039
Pinnacle West Capital Corp.	8,246	462,023
PPL Corp.	17,084	523,283
Southern Co. (The)	16,115	659,265
Xcel Energy Inc.	20,906	603,347

		6,454,008
ELECTRICAL EQUIPMENT — 0.84%
AMETEK Inc.	3,747	179,219
Eaton Corp. PLC	1,637	115,507
Emerson Electric Co.	2,970	198,901
Rockwell Automation Inc.	1,129	124,653
Roper Industries Inc.	1,831	232,189
Sensata Technologies Holding NVa	3,496	131,554

		982,023
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.85%
Amphenol Corp. Class A	1,775	142,515
Arrow Electronics Inc.[a]	2,196	105,452
Avnet Inc.	3,363	133,511
Corning Inc.	6,456	110,333
Flextronics International Ltd.[a]	13,013	102,673
FLIR Systems Inc.	5,533	157,580
TE Connectivity Ltd.	2,806	144,481
Trimble Navigation Ltd.[a]	3,657	104,480

		1,001,025
ENERGY EQUIPMENT & SERVICES — 1.20%
Baker Hughes Inc.	1,527	88,703
Cameron International Corp.[a]	1,306	71,647
Core Laboratories NV	884	165,503
Diamond Offshore Drilling Inc.	1,958	121,259
Ensco PLC Class A	878	50,617
FMC Technologies Inc.[a]	1,732	87,553
Halliburton Co.	1,195	63,371
Helmerich & Payne Inc.	1,045	81,040
Nabors Industries Ltd.	2,632	46,007
National Oilwell Varco Inc.	1,174	95,305
Noble Corp.	2,211	83,355
Oceaneering International Inc.	1,287	110,528
Rowan Companies PLC Class Aa	2,681	96,730
Schlumberger Ltd.	1,380	129,334
Superior Energy Services Inc.[a]	2,010	53,928
Weatherford International Ltd.[a]	3,667	60,285

		1,405,165
FOOD & STAPLES RETAILING — 2.10%
Costco Wholesale Corp.	3,258	384,444
CVS Caremark Corp.	5,626	350,275
Kroger Co. (The)	9,251	396,313
Safeway Inc.	5,619	196,103
Sysco Corp.	10,294	332,908
Wal-Mart Stores Inc.	5,917	454,130
Walgreen Co.	3,433	203,371
Whole Foods Market Inc.	2,303	145,388

		2,462,932

Security	Shares	Value

FOOD PRODUCTS — 4.55%
Archer-Daniels-Midland Co.	4,781	$195,543
Bunge Ltd.	2,280	187,256
Campbell Soup Co.	10,795	459,543
ConAgra Foods Inc.	13,309	423,359
General Mills Inc.	12,610	635,796
Green Mountain Coffee Roasters Inc.[a]	229	14,384
Hershey Co. (The)	4,588	455,313
Hormel Foods Corp.	11,568	502,745
J.M. Smucker Co. (The)	3,356	373,221
Kellogg Co.	8,952	566,214
Kraft Foods Group Inc.	2,316	125,944
McCormick & Co. Inc. NVS	6,869	474,991
Mead Johnson Nutrition Co. Class A	2,470	201,700
Mondelez International Inc. Class A	15,710	528,485
Tyson Foods Inc. Class A	6,574	181,903

		5,326,397
GAS UTILITIES — 0.25%
ONEOK Inc.	5,268	297,642

		297,642
HEALTH CARE EQUIPMENT & SUPPLIES — 3.50%
Abbott Laboratories	13,659	499,236
Baxter International Inc.	3,662	241,216
Becton, Dickinson and Co.	4,200	441,546
Boston Scientific Corp.[a]	13,243	154,811
C.R. Bard Inc.	2,863	389,998
CareFusion Corp.[a]	6,376	247,198
Covidien PLC	3,730	239,130
DENTSPLY International Inc.	4,954	233,333
Edwards Lifesciences Corp.[a]	1,253	81,683
Hologic Inc.[a]	6,325	141,617
Intuitive Surgical Inc.[a]	243	90,275
Medtronic Inc.	5,472	314,093
ResMed Inc.	3,365	174,105
St. Jude Medical Inc.	3,105	178,196
Stryker Corp.	3,512	259,396
Varian Medical Systems Inc.[a]	2,712	196,837
Zimmer Holdings Inc.	2,439	213,339

		4,096,009
HEALTH CARE PROVIDERS & SERVICES — 3.13%
Aetna Inc.	2,218	139,069
AmerisourceBergen Corp.	5,678	370,944
Cardinal Health Inc.	5,508	323,099
Cigna Corp.	2,597	199,917
DaVita HealthCare Partners Inc.[a]	3,537	198,815
Express Scripts Holding Co.[a]	2,077	129,854
HCA Holdings Inc.	1,765	83,202
Henry Schein Inc.[a]	2,924	328,745
Humana Inc.	1,674	154,259
Laboratory Corp. of America Holdings[a]	3,209	323,788
McKesson Corp.	2,435	380,688
Omnicare Inc.	3,174	175,046
Patterson Companies Inc.	7,125	302,884
Quest Diagnostics Inc.	3,696	221,427
UnitedHealth Group Inc.	2,782	189,899
WellPoint Inc.	1,777	150,690

		3,672,326

212

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2013

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.16%
Cerner Corp.[a]	3,267	$183,050

		183,050
HOTELS, RESTAURANTS & LEISURE — 1.85%
Carnival Corp.	4,315	149,515
Chipotle Mexican Grill Inc.[a]	248	130,688
Darden Restaurants Inc.	3,375	173,914
International Game Technology	5,434	102,159
Las Vegas Sands Corp.	1,094	76,821
Marriott International Inc. Class A	3,095	139,523
McDonald’s Corp.	5,350	516,382
MGM Resorts International[a]	3,120	59,405
Royal Caribbean Cruises Ltd.	1,577	66,297
Starbucks Corp.	2,589	209,838
Starwood Hotels & Resorts Worldwide Inc.	1,311	96,516
Wyndham Worldwide Corp.	1,732	115,005
Wynn Resorts Ltd.	509	84,621
Yum! Brands Inc.	3,559	240,659

		2,161,343
HOUSEHOLD DURABLES — 0.76%
D.R. Horton Inc.	3,000	56,850
Garmin Ltd.	4,214	197,004
Leggett & Platt Inc.	4,105	122,083
Lennar Corp. Class A	1,843	65,519
Mohawk Industries Inc.[a]	839	111,100
Newell Rubbermaid Inc.	4,333	128,387
PulteGroup Inc.	1,939	34,223
Toll Brothers Inc.[a]	2,607	85,718
Whirlpool Corp.	596	87,022

		887,906
HOUSEHOLD PRODUCTS — 2.43%
Church & Dwight Co. Inc.	5,950	387,642
Clorox Co. (The)	5,186	467,725
Colgate-Palmolive Co.	8,718	564,316
Energizer Holdings Inc.	1,551	152,169
Kimberly-Clark Corp.	6,611	713,988
Procter & Gamble Co. (The)	6,965	562,424

		2,848,264
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.41%
AES Corp. (The)	11,404	160,682
Calpine Corp.[a]	8,243	166,261
NRG Energy Inc.	5,314	151,609

		478,552
INDUSTRIAL CONGLOMERATES — 0.69%
3M Co.	2,679	337,152
Danaher Corp.	3,747	270,121
General Electric Co.	7,661	200,259

		807,532

Security	Shares	Value

INSURANCE — 6.81%
ACE Ltd.	3,448	$329,077
Aflac Inc.	2,003	130,155
Alleghany Corp.[a]	967	392,041
Allstate Corp. (The)	4,980	264,239
American International Group Inc.	1,805	93,228
Aon PLC	3,956	312,880
Arch Capital Group Ltd.[a]	9,890	573,224
Assurant Inc.	3,669	214,563
Axis Capital Holdings Ltd.	6,040	286,417
Chubb Corp. (The)	4,712	433,881
Cincinnati Financial Corp.	6,987	349,350
Everest Re Group Ltd.	2,388	367,131
Fidelity National Financial Inc. Class A	9,519	267,960
Hartford Financial Services Group Inc. (The)	2,511	84,621
Lincoln National Corp.	1,783	80,966
Loews Corp.	7,527	363,629
Marsh & McLennan Companies Inc.	8,394	384,445
MetLife Inc.	2,111	99,872
PartnerRe Ltd.	3,036	304,238
Principal Financial Group Inc.	2,915	138,346
Progressive Corp. (The)	10,291	267,257
Prudential Financial Inc.	1,488	121,108
RenaissanceRe Holdings Ltd.	4,436	415,698
Torchmark Corp.	4,613	336,103
Travelers Companies Inc. (The)	3,726	321,554
Unum Group	6,354	201,676
W.R. Berkley Corp.	8,797	386,276
Willis Group Holdings PLC	6,658	300,076
XL Group PLC	5,298	161,960

		7,981,971
INTERNET & CATALOG RETAIL — 0.51%
Amazon.com Inc.[a]	386	140,516
Expedia Inc.	1,373	80,842
Liberty Interactive Corp. Series Aa	5,791	156,126
Netflix Inc.[a]	84	27,088
Priceline.com Inc.[a]	92	96,952
TripAdvisor Inc.[a]	1,231	101,816

		603,340
INTERNET SOFTWARE & SERVICES — 0.88%
Akamai Technologies Inc.[a]	1,094	48,946
eBay Inc.[a]	1,949	102,732
Equinix Inc.[a]	453	73,150
Facebook Inc. Class Aa	2,862	143,844
Google Inc. Class Aa	164	169,015
LinkedIn Corp. Class Aa	416	93,047
Rackspace Hosting Inc.[a]	1,520	77,870
VeriSign Inc.[a]	3,378	183,358
Yahoo! Inc.[a]	4,252	140,018

		1,031,980
IT SERVICES — 2.78%
Accenture PLC Class A	1,986	145,971
Alliance Data Systems Corp.[a]	950	225,207
Automatic Data Processing Inc.	5,485	411,210
Cognizant Technology Solutions Corp. Class Aa	1,874	162,907
Computer Sciences Corp.	1,652	81,378

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2013

Security	Shares	Value

Fidelity National Information Services Inc.	5,297	$258,229
Fiserv Inc.[a]	3,150	329,899
International Business Machines Corp.	1,456	260,930
Leidos Holdings Inc.	3,296	155,209
MasterCard Inc. Class A	232	166,367
Paychex Inc.	9,151	386,721
Teradata Corp.[a]	1,509	66,502
Total System Services Inc.	10,412	310,590
Visa Inc. Class A	881	173,266
Western Union Co.	7,191	122,391

		3,256,777
LEISURE EQUIPMENT & PRODUCTS — 0.54%
Hasbro Inc.	4,596	237,383
Mattel Inc.	5,562	246,786
Polaris Industries Inc.	1,139	149,152

		633,321
LIFE SCIENCES TOOLS & SERVICES — 0.59%
Agilent Technologies Inc.	1,977	100,353
Illumina Inc.[a]	718	67,140
Life Technologies Corp.[a]	1,795	135,181
Thermo Fisher Scientific Inc.	2,273	222,254
Waters Corp.[a]	1,606	162,078

		687,006
MACHINERY — 1.69%
AGCO Corp.	1,364	79,630
Caterpillar Inc.	1,320	110,035
Cummins Inc.	655	83,198
Deere & Co.	1,667	136,427
Dover Corp.	1,649	151,362
Flowserve Corp.	1,893	131,507
Illinois Tool Works Inc.	2,569	202,412
Ingersoll-Rand PLC	1,743	117,705
Joy Global Inc.	1,067	60,552
PACCAR Inc.	2,055	114,258
Pall Corp.	1,894	152,505
Parker Hannifin Corp.	1,274	148,701
Pentair Ltd. Registered	2,166	145,317
SPX Corp.	1,224	111,029
Stanley Black & Decker Inc.	1,725	136,430
Xylem Inc.	2,963	102,224

		1,983,292
MEDIA — 3.28%
Cablevision NY Group Class A	5,803	90,237
CBS Corp. Class B NVS	2,124	125,613
Charter Communications Inc. Class Aa	659	88,464
Comcast Corp. Class A	4,553	216,632
Comcast Corp. Class A Special NVS	4,764	220,573
DIRECTV[a]	3,452	215,715
Discovery Communications Inc. Series Aa	2,288	203,449
Discovery Communications Inc. Series C NVS[a]	2,315	191,474
DISH Network Corp. Class A	2,713	130,767
Interpublic Group of Companies Inc. (The)	5,383	90,434
Liberty Global PLC Series Aa	3,154	247,179
Liberty Global PLC Series C NVS[a]	2,477	185,428
Liberty Media Corp.[a]	1,201	183,645

Security	Shares	Value

News Corp. Class A NVS[a]	1,099	$19,342
Omnicom Group Inc.	2,943	200,448
Scripps Networks Interactive Inc. Class A	2,684	216,062
Sirius XM Radio Inc.	22,836	86,092
Time Warner Cable Inc.	1,855	222,878
Time Warner Inc.	3,180	218,593
Twenty-First Century Fox Inc. Class A	4,118	140,341
Twenty-First Century Fox Inc. Class B	4,697	159,698
Viacom Inc. Class B NVS	2,203	183,488
Walt Disney Co. (The)	3,028	207,691

		3,844,243
METALS & MINING — 0.39%
Alcoa Inc.	11,192	103,750
Freeport-McMoRan Copper & Gold Inc.	1,812	66,609
Newmont Mining Corp.	4,541	123,788
Nucor Corp.	3,063	158,571

		452,718
MULTI-UTILITIES — 6.08%
Alliant Energy Corp.	10,433	544,811
Ameren Corp.	12,058	436,258
CenterPoint Energy Inc.	15,694	386,072
CMS Energy Corp.	14,707	403,854
Consolidated Edison Inc.	10,985	639,547
Dominion Resources Inc.	10,390	662,362
DTE Energy Co.	7,586	524,496
Integrys Energy Group Inc.	6,499	381,361
MDU Resources Group Inc.	10,874	323,828
NiSource Inc.	13,130	413,858
PG&E Corp.	10,363	433,692
Public Service Enterprise Group Inc.	9,795	328,133
SCANA Corp.	11,312	527,479
Sempra Energy	5,006	456,247
Wisconsin Energy Corp.	15,674	660,032

		7,122,030
MULTILINE RETAIL — 1.19%
Dollar General Corp.[a]	4,239	244,929
Dollar Tree Inc.[a]	4,029	235,294
Family Dollar Stores Inc.	2,314	159,388
J.C. Penney Co. Inc.[a]	3,662	27,465
Kohl’s Corp.	2,850	161,880
Macy’s Inc.	2,312	106,606
Nordstrom Inc.	2,057	124,387
Sears Holdings Corp.[a]	494	28,692
Target Corp.	4,716	305,550

		1,394,191
OFFICE ELECTRONICS — 0.11%
Xerox Corp.	13,058	129,796

		129,796
OIL, GAS & CONSUMABLE FUELS — 3.72%
Anadarko Petroleum Corp.	866	82,521
Apache Corp.	1,168	103,718
Cabot Oil & Gas Corp.	2,073	73,218
Cheniere Energy Inc.[a]	576	22,925

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2013

Security	Shares	Value

Chesapeake Energy Corp.	3,047	$85,194
Chevron Corp.	1,899	227,804
Cimarex Energy Co.	869	91,549
Cobalt International Energy Inc.[a]	918	21,307
Concho Resources Inc.[a]	1,004	111,052
ConocoPhillips	3,463	253,838
CONSOL Energy Inc.	1,700	62,050
Continental Resources Inc.[a]	722	82,236
Denbury Resources Inc.[a]	3,501	66,484
Devon Energy Corp.	1,872	118,348
Energen Corp.	2,173	170,189
EOG Resources Inc.	840	149,856
EQT Corp.	1,285	110,009
Exxon Mobil Corp.	3,276	293,595
Hess Corp.	1,291	104,829
HollyFrontier Corp.	1,284	59,141
Kinder Morgan Inc.	1,355	47,845
Kinder Morgan Management LLC[a]	4,605	346,826
Marathon Oil Corp.	3,119	109,976
Marathon Petroleum Corp.	672	48,156
Murphy Oil Corp.	1,759	106,103
Noble Energy Inc.	2,200	164,846
Occidental Petroleum Corp.	1,207	115,969
Peabody Energy Corp.	2,392	46,596
Phillips 66	851	54,830
Pioneer Natural Resources Co.	557	114,063
QEP Resources Inc.	1,891	62,517
Range Resources Corp.	1,054	79,798
Southwestern Energy Co.[a]	2,118	78,832
Spectra Energy Corp.	10,224	363,668
Tesoro Corp.	919	44,930
Valero Energy Corp.	1,671	68,795
Whiting Petroleum Corp.[a]	1,263	84,482
Williams Companies Inc. (The)	3,561	127,163

		4,355,258
PAPER & FOREST PRODUCTS — 0.09%
International Paper Co.	2,283	101,845

		101,845
PERSONAL PRODUCTS — 0.21%
Avon Products Inc.	3,363	58,852
Estee Lauder Companies Inc. (The) Class A	1,837	130,354
Herbalife Ltd.	953	61,773

		250,979
PHARMACEUTICALS — 3.26%
AbbVie Inc.	1,434	69,477
Actavis PLC[a]	2,267	350,433
Allergan Inc.	3,151	285,512
Bristol-Myers Squibb Co.	7,350	386,022
Eli Lilly and Co.	7,535	375,394
Forest Laboratories Inc.[a]	7,866	369,938
Hospira Inc.[a]	3,774	152,922
Johnson & Johnson	7,577	701,706
Merck & Co. Inc.	6,479	292,138
Mylan Inc.[a]	5,133	194,387
Perrigo Co.	1,767	243,651
Pfizer Inc.	12,179	373,652

Security	Shares	Value

Zoetis Inc.	924	$29,254

		3,824,486
PROFESSIONAL SERVICES — 1.17%
Dun & Bradstreet Corp. (The)	2,283	248,367
Equifax Inc.	3,837	248,139
IHS Inc. Class Aa	1,595	173,935
Manpowergroup Inc.	1,338	104,498
Nielsen Holdings NV	2,441	96,273
Robert Half International Inc.	2,834	109,194
Verisk Analytics Inc. Class Aa	5,688	389,742

		1,370,148
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.52%
American Tower Corp.	4,168	330,731
Annaly Capital Management Inc.	26,455	311,904
AvalonBay Communities Inc.	1,435	179,447
Boston Properties Inc.	1,707	176,674
Camden Property Trust	2,797	179,567
Digital Realty Trust Inc.	3,275	156,087
Duke Realty Corp.	6,724	111,417
Equity Residential	3,665	191,899
Federal Realty Investment Trust	3,201	331,624
General Growth Properties Inc.	5,695	120,905
HCP Inc.	4,351	180,566
Health Care REIT Inc.	3,735	242,215
Host Hotels & Resorts Inc.	5,561	103,157
Kimco Realty Corp.	5,768	123,897
Liberty Property Trust	5,430	201,942
Macerich Co. (The)	2,230	132,038
Plum Creek Timber Co. Inc.	5,472	248,429
Prologis Inc.	2,672	106,746
Public Storage	1,561	260,640
Rayonier Inc.	4,740	222,875
Realty Income Corp.	6,498	270,642
Regency Centers Corp.	2,695	139,224
Simon Property Group Inc.	1,298	200,606
SL Green Realty Corp.	1,221	115,470
UDR Inc.	6,394	158,635
Ventas Inc.	3,066	200,026
Vornado Realty Trust	1,939	172,687
Weyerhaeuser Co.	4,031	122,542

		5,292,592
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
CBRE Group Inc. Class Aa	2,757	64,045
Realogy Holdings Corp.[a]	2,890	118,895

		182,940
ROAD & RAIL — 0.71%
CSX Corp.	5,477	142,731
Hertz Global Holdings Inc.[a]	2,216	50,879
J.B. Hunt Transport Services Inc.	2,516	188,775
Kansas City Southern Industries Inc.	776	94,300
Norfolk Southern Corp.	1,940	166,879
Union Pacific Corp.	1,208	182,891

		826,455

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2013

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.97%
Altera Corp.	2,869	$96,398
Analog Devices Inc.	3,665	180,684
Applied Materials Inc.	8,890	158,687
Avago Technologies Ltd.	2,490	113,121
Broadcom Corp. Class A	3,115	83,233
Cree Inc.[a]	707	42,950
Intel Corp.	7,844	191,629
KLA-Tencor Corp.	1,887	123,787
Lam Research Corp.[a]	2,027	109,924
Linear Technology Corp.	4,817	198,171
LSI Corp.	11,042	93,636
Marvell Technology Group Ltd.	5,277	63,324
Maxim Integrated Products Inc.	4,724	140,303
Microchip Technology Inc.	4,657	200,065
Micron Technology Inc.[a]	3,998	70,685
NVIDIA Corp.	3,328	50,519
Texas Instruments Inc.	4,999	210,358
Xilinx Inc.	3,918	177,956

		2,305,430
SOFTWARE — 2.07%
Activision Blizzard Inc.	12,593	209,548
Adobe Systems Inc.[a]	3,307	179,239
ANSYS Inc.[a]	2,341	204,720
Autodesk Inc.[a]	1,939	77,385
CA Inc.	6,717	213,332
Citrix Systems Inc.[a]	1,221	69,328
Electronic Arts Inc.[a]	3,295	86,494
Intuit Inc.	3,595	256,719
Microsoft Corp.	6,733	238,012
Nuance Communications Inc.[a]	3,956	61,555
Oracle Corp.	4,281	143,413
Red Hat Inc.[a]	1,562	67,588
Salesforce.com Inc.[a]	1,607	85,750
Symantec Corp.	5,768	131,164
Synopsys Inc.[a]	8,451	308,039
VMware Inc. Class Aa	1,084	88,108

		2,420,394
SPECIALTY RETAIL — 2.89%
Advance Auto Parts Inc.	1,545	153,233
AutoZone Inc.[a]	858	372,964
Bed Bath & Beyond Inc.[a]	1,891	146,212
Best Buy Co. Inc.	2,299	98,397
CarMax Inc.[a]	2,042	95,954
Dick’s Sporting Goods Inc.	2,248	119,616
GameStop Corp. Class A	2,397	131,403
Gap Inc. (The)	2,749	101,685
Home Depot Inc. (The)	2,538	197,685
L Brands Inc.	2,537	158,842
Lowe’s Companies Inc.	4,085	203,351
O’Reilly Automotive Inc.[a]	1,785	221,001
PetSmart Inc.	3,100	225,556
Ross Stores Inc.	3,295	254,868
Staples Inc.	7,791	125,591
Tiffany & Co.	1,134	89,779
TJX Companies Inc. (The)	6,039	367,111
Tractor Supply Co.	2,080	148,408
Ulta Salon, Cosmetics & Fragrance Inc.[a]	712	91,741
Urban Outfitters Inc.[a]	2,287	86,632

		3,390,029

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.75%
Coach Inc.	1,254	$63,553
Fossil Group Inc.[a]	333	42,271
Lululemon Athletica Inc.[a]	610	42,121
Michael Kors Holdings Ltd.[a]	1,058	81,413
Nike Inc. Class B	2,819	213,567
PVH Corp.	618	76,984
Ralph Lauren Corp.	585	96,899
Under Armour Inc. Class Aa	918	74,496
VF Corp.	853	183,395

		874,699
THRIFTS & MORTGAGE FINANCE — 0.55%
Hudson City Bancorp Inc.	12,992	116,668
New York Community Bancorp Inc.	16,248	263,380
People’s United Financial Inc.	18,440	266,089

		646,137
TOBACCO — 1.27%
Altria Group Inc.	13,424	499,776
Lorillard Inc.	4,512	230,157
Philip Morris International Inc.	3,528	314,415
Reynolds American Inc.	8,598	441,679

		1,486,027
TRADING COMPANIES & DISTRIBUTORS — 0.31%
Fastenal Co.	2,958	147,308
W.W. Grainger Inc.	812	218,404

		365,712
WATER UTILITIES — 0.40%
American Water Works Co. Inc.	10,860	465,568

		465,568
WIRELESS TELECOMMUNICATION SERVICES — 0.58%
Crown Castle International Corp.[a]	3,810	289,636
SBA Communications Corp. Class Aa	3,660	320,140
Sprint Corp.[a]	2,191	14,745
T-Mobile US Inc.	2,153	59,703

		684,224

TOTAL COMMON STOCKS (Cost: $106,940,022)		116,881,321

216

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	299,168	$299,168

		299,168

TOTAL SHORT-TERM INVESTMENTS (Cost: $299,168)		299,168

TOTAL INVESTMENTS IN SECURITIES — 100.04% (Cost: $107,239,190)		117,180,489
Other Assets, Less Liabilities — (0.04)%		(51,645)

NET ASSETS — 100.00%		$117,128,844

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

217

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 2.53%
Boeing Co. (The)	4,269	$557,105
General Dynamics Corp.	2,887	250,101
Honeywell International Inc.	3,439	298,264
L-3 Communications Holdings Inc.	1,352	135,808
Lockheed Martin Corp.	2,238	298,415
Northrop Grumman Corp.	2,781	298,985
Precision Castparts Corp.	546	138,384
Raytheon Co.	3,080	253,700
Rockwell Collins Inc.	733	51,185
Textron Inc.	2,469	71,083
TransDigm Group Inc.	113	16,431
United Technologies Corp.	5,341	567,481

		2,936,942
AIR FREIGHT & LOGISTICS — 0.64%
C.H. Robinson Worldwide Inc.	981	58,605
Expeditors International of Washington Inc.	1,142	51,721
FedEx Corp.	2,770	362,870
United Parcel Service Inc. Class B	2,794	274,483

		747,679
AIRLINES — 0.12%
Delta Air Lines Inc.	2,561	67,559
Southwest Airlines Co.	1,850	31,857
United Continental Holdings Inc.[a]	1,097	37,243

		136,659
AUTO COMPONENTS — 0.64%
Autoliv Inc.	931	83,073
BorgWarner Inc.	745	76,832
Delphi Automotive PLC	2,365	135,278
Johnson Controls Inc.	6,613	305,190
TRW Automotive Holdings Corp.[a]	1,892	142,108

		742,481
AUTOMOBILES — 1.75%
Ford Motor Co.	67,921	1,162,128
General Motors Co.[a]	21,577	797,270
Harley-Davidson Inc.	1,001	64,104
Tesla Motors Inc.[a]	10	1,600

		2,025,102
BEVERAGES — 1.46%
Beam Inc.	742	49,937
Brown-Forman Corp. Class B NVS	335	24,448
Coca-Cola Co. (The)	17,257	682,859
Coca-Cola Enterprises Inc.	1,834	76,533
Constellation Brands Inc. Class Aa	812	53,024
Dr Pepper Snapple Group Inc.	1,284	60,797
Molson Coors Brewing Co. Class B NVS	1,272	68,688
Monster Beverage Corp.[a]	338	19,344

Security	Shares	Value

PepsiCo Inc.	7,860	$660,947

		1,696,577
BIOTECHNOLOGY — 0.84%
Alexion Pharmaceuticals Inc.[a]	207	25,451
Amgen Inc.	3,448	399,968
Biogen Idec Inc.[a]	506	123,560
BioMarin Pharmaceutical Inc.[a]	121	7,601
Celgene Corp.[a]	879	130,523
Gilead Sciences Inc.[a]	3,787	268,839
Regeneron Pharmaceuticals Inc.[a]	47	13,517
Vertex Pharmaceuticals Inc.[a]	90	6,421

		975,880
BUILDING PRODUCTS — 0.02%
Masco Corp.	1,074	22,694

		22,694
CAPITAL MARKETS — 2.59%
Affiliated Managers Group Inc.[a]	148	29,221
Ameriprise Financial Inc.	1,517	152,519
Bank of New York Mellon Corp. (The)	14,310	455,058
BlackRock Inc.[b]	625	188,006
Charles Schwab Corp. (The)	4,659	105,526
Eaton Vance Corp. NVS	400	16,724
Franklin Resources Inc.	1,826	98,348
Goldman Sachs Group Inc. (The)	5,097	819,903
Invesco Ltd.	2,357	79,549
Legg Mason Inc.	1,035	39,817
Morgan Stanley	16,700	479,791
Northern Trust Corp.	1,609	90,780
Raymond James Financial Inc.	788	35,972
SEI Investments Co.	534	17,724
State Street Corp.	4,344	304,384
T. Rowe Price Group Inc.	844	65,334
TD Ameritrade Holding Corp.	1,058	28,841

		3,007,497
CHEMICALS — 2.14%
Air Products and Chemicals Inc.	1,383	150,761
Airgas Inc.	322	35,121
Albemarle Corp.	552	36,537
Ashland Inc.	559	51,735
Celanese Corp. Series A	1,208	67,660
CF Industries Holdings Inc.	579	124,832
Dow Chemical Co. (The)	11,454	452,089
E.I. du Pont de Nemours and Co.	5,670	347,004
Eastman Chemical Co.	959	75,560
Ecolab Inc.	949	100,594
FMC Corp.	617	44,893
International Flavors & Fragrances Inc.	338	27,936
LyondellBasell Industries NV Class A	3,627	270,574
Monsanto Co.	1,750	183,540
Mosaic Co. (The)	2,530	116,001
PPG Industries Inc.	726	132,553
Praxair Inc.	1,333	166,238
Sherwin-Williams Co. (The)	275	51,700
Sigma-Aldrich Corp.	514	44,425

		2,479,753

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2013

Security	Shares	Value

COMMERCIAL BANKS — 4.12%
BB&T Corp.	7,738	$262,860
CIT Group Inc.[a]	1,569	75,563
Comerica Inc.	2,154	93,268
Fifth Third Bancorp	10,299	195,990
First Republic Bank	847	43,256
KeyCorp	12,241	153,380
M&T Bank Corp.	1,140	128,284
PNC Financial Services Group Inc. (The)[b]	7,272	534,710
Regions Financial Corp.	14,815	142,668
SunTrust Banks Inc.	7,132	239,921
U.S. Bancorp	17,883	668,109
Wells Fargo & Co.	52,366	2,235,505

		4,773,514
COMMERCIAL SERVICES & SUPPLIES — 0.37%
ADT Corp. (The)	1,502	65,142
Cintas Corp.	669	35,972
Iron Mountain Inc.	642	17,039
Republic Services Inc.	2,469	82,637
Stericycle Inc.[a]	228	26,493
Tyco International Ltd.	1,867	68,239
Waste Management Inc.	3,059	133,189

		428,711
COMMUNICATIONS EQUIPMENT — 1.28%
Cisco Systems Inc.	33,467	753,008
F5 Networks Inc.[a]	257	20,948
Harris Corp.	1,103	68,342
Juniper Networks Inc.[a]	3,812	71,056
Motorola Solutions Inc.	1,562	97,656
QUALCOMM Inc.	6,792	471,840

		1,482,850
COMPUTERS & PERIPHERALS — 4.03%
Apple Inc.	5,282	2,759,053
EMC Corp.	12,564	302,415
Hewlett-Packard Co.	45,788	1,115,854
NetApp Inc.	1,821	70,673
SanDisk Corp.	1,709	118,775
Seagate Technology PLC	3,378	164,441
Western Digital Corp.	2,067	143,925

		4,675,136
CONSTRUCTION & ENGINEERING — 0.25%
Fluor Corp.	1,625	120,608
Jacobs Engineering Group Inc.[a]	1,149	69,882
KBR Inc.	1,584	54,711
Quanta Services Inc.[a]	1,403	42,385

		287,586
CONSTRUCTION MATERIALS — 0.04%
Martin Marietta Materials Inc.	168	16,479
Vulcan Materials Co.	527	28,221

		44,700

Security	Shares	Value

CONSUMER FINANCE — 1.15%
American Express Co.	5,409	$442,456
Capital One Financial Corp.	8,364	574,356
Discover Financial Services	4,055	210,373
SLM Corp.	4,237	107,493

		1,334,678
CONTAINERS & PACKAGING — 0.28%
Avery Dennison Corp.	883	41,607
Ball Corp.	1,166	57,006
Crown Holdings Inc.[a]	1,107	48,265
MeadWestvaco Corp.	1,436	50,045
Owens-Illinois Inc.[a]	1,000	31,790
Rock-Tenn Co. Class A	538	57,571
Sealed Air Corp.	1,182	35,673

		321,957
DISTRIBUTORS — 0.10%
Genuine Parts Co.	925	72,918
LKQ Corp.[a]	1,160	38,315

		111,233
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	1,252	35,607

		35,607
DIVERSIFIED FINANCIAL SERVICES — 6.60%
Bank of America Corp.	135,676	1,894,037
Berkshire Hathaway Inc. Class Ba	7,447	857,001
Citigroup Inc.	36,652	1,787,885
CME Group Inc.	3,399	252,240
IntercontinentalExchange Inc.[a]	279	53,772
J.P. Morgan Chase & Co.	48,297	2,489,227
Leucadia National Corp.	3,125	88,562
McGraw Hill Financial Inc.	1,098	76,509
Moody’s Corp.	534	37,732
NASDAQ OMX Group Inc. (The)	1,204	42,658
NYSE Euronext Inc.	1,707	75,142

		7,654,765
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.45%
AT&T Inc.	44,776	1,620,891
CenturyLink Inc.	6,910	233,973
Frontier Communications Corp.	16,471	72,637
Level 3 Communications Inc.[a]	860	26,273
Verizon Communications Inc.	16,562	836,547
Windstream Holdings Inc.	6,230	53,266

		2,843,587
ELECTRIC UTILITIES — 2.08%
American Electric Power Co. Inc.	4,540	212,654
Duke Energy Corp.	5,473	392,578
Edison International	3,394	166,408
Entergy Corp.	2,425	156,946
Exelon Corp.	9,756	278,436
FirstEnergy Corp.	4,273	161,819

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2013

Security	Shares	Value

NextEra Energy Inc.	3,122	$264,589
Northeast Utilities	2,046	87,753
OGE Energy Corp.	1,286	47,453
Pepco Holdings Inc.	2,886	55,642
Pinnacle West Capital Corp.	856	47,962
PPL Corp.	5,476	167,730
Southern Co. (The)	6,035	246,892
Xcel Energy Inc.	4,350	125,541

		2,412,403
ELECTRICAL EQUIPMENT — 0.57%
AMETEK Inc.	929	44,434
Eaton Corp. PLC	2,784	196,439
Emerson Electric Co.	4,170	279,265
Rockwell Automation Inc.	656	72,429
Roper Industries Inc.	384	48,695
Sensata Technologies Holding NVa	409	15,391

		656,653
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.80%
Amphenol Corp. Class A	629	50,502
Arrow Electronics Inc.[a]	2,529	121,443
Avnet Inc.	3,302	131,089
Corning Inc.	16,990	290,359
Flextronics International Ltd.[a]	14,401	113,624
FLIR Systems Inc.	997	28,395
TE Connectivity Ltd.	3,202	164,871
Trimble Navigation Ltd.[a]	769	21,970

		922,253
ENERGY EQUIPMENT & SERVICES — 1.98%
Baker Hughes Inc.	4,708	273,488
Cameron International Corp.[a]	1,227	67,313
Core Laboratories NV	92	17,224
Diamond Offshore Drilling Inc.	577	35,734
Ensco PLC Class A	2,172	125,216
FMC Technologies Inc.[a]	760	38,418
Halliburton Co.	5,831	309,218
Helmerich & Payne Inc.	821	63,668
Nabors Industries Ltd.	4,877	85,250
National Oilwell Varco Inc.	3,531	286,646
Noble Corp.	2,020	76,154
Oceaneering International Inc.	390	33,493
Rowan Companies PLC Class Aa	1,031	37,198
Schlumberger Ltd.	7,519	704,681
Superior Energy Services Inc.[a]	1,526	40,943
Weatherford International Ltd.[a]	6,184	101,665

		2,296,309
FOOD & STAPLES RETAILING — 3.19%
Costco Wholesale Corp.	3,279	386,922
CVS Caremark Corp.	11,310	704,161
Kroger Co. (The)	9,498	406,894
Safeway Inc.	7,320	255,468
Sysco Corp.	5,566	180,004
Wal-Mart Stores Inc.	15,980	1,226,465
Walgreen Co.	7,799	462,013
Whole Foods Market Inc.	1,210	76,387

		3,698,314

Security	Shares	Value

FOOD PRODUCTS — 1.75%
Archer-Daniels-Midland Co.	11,412	$466,751
Bunge Ltd.	3,426	281,377
Campbell Soup Co.	1,055	44,911
ConAgra Foods Inc.	2,755	87,637
General Mills Inc.	3,358	169,310
Green Mountain Coffee Roasters Inc.[a]	320	20,099
Hershey Co. (The)	458	45,452
Hormel Foods Corp.	775	33,682
J.M. Smucker Co. (The)	662	73,621
Kellogg Co.	1,235	78,114
Kraft Foods Group Inc.	2,946	160,203
McCormick & Co. Inc. NVS	477	32,985
Mead Johnson Nutrition Co. Class A	473	38,625
Mondelez International Inc. Class A	10,519	353,859
Tyson Foods Inc. Class A	5,077	140,481

		2,027,107
GAS UTILITIES — 0.07%
ONEOK Inc.	1,417	80,060

		80,060
HEALTH CARE EQUIPMENT & SUPPLIES — 1.75%
Abbott Laboratories	13,517	494,046
Baxter International Inc.	2,511	165,400
Becton, Dickinson and Co.	1,107	116,379
Boston Scientific Corp.[a]	8,806	102,942
C.R. Bard Inc.	368	50,129
CareFusion Corp.[a]	1,530	59,318
Covidien PLC	2,839	182,008
DENTSPLY International Inc.	794	37,397
Edwards Lifesciences Corp.[a]	380	24,772
Hologic Inc.[a]	1,309	29,309
Intuitive Surgical Inc.[a]	99	36,778
Medtronic Inc.	6,050	347,270
ResMed Inc.	478	24,732
St. Jude Medical Inc.	1,847	105,999
Stryker Corp.	1,596	117,881
Varian Medical Systems Inc.[a]	513	37,234
Zimmer Holdings Inc.	1,066	93,243

		2,024,837
HEALTH CARE PROVIDERS & SERVICES — 3.54%
Aetna Inc.	3,876	243,025
AmerisourceBergen Corp.	4,697	306,855
Cardinal Health Inc.	7,332	430,095
Cigna Corp.	2,728	210,002
DaVita HealthCare Partners Inc.[a]	921	51,769
Express Scripts Holding Co.[a]	8,029	501,973
HCA Holdings Inc.	3,291	155,138
Henry Schein Inc.[a]	572	64,310
Humana Inc.	2,521	232,310
Laboratory Corp. of America Holdings[a]	609	61,448
McKesson Corp.	3,332	520,925
Omnicare Inc.	937	51,676
Patterson Companies Inc.	573	24,358
Quest Diagnostics Inc.	1,223	73,270
UnitedHealth Group Inc.	10,905	744,375
WellPoint Inc.	5,122	434,346

		4,105,875

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2013

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.03%
Cerner Corp.[a]	710	$39,781

		39,781
HOTELS, RESTAURANTS & LEISURE — 1.19%
Carnival Corp.	3,937	136,417
Chipotle Mexican Grill Inc.[a]	66	34,780
Darden Restaurants Inc.	1,103	56,837
International Game Technology	1,630	30,644
Las Vegas Sands Corp.	1,096	76,961
Marriott International Inc. Class A	1,120	50,490
McDonald’s Corp.	4,342	419,090
MGM Resorts International[a]	2,928	55,749
Royal Caribbean Cruises Ltd.	1,826	76,765
Starbucks Corp.	1,939	157,156
Starwood Hotels & Resorts Worldwide Inc.	865	63,681
Wyndham Worldwide Corp.	764	50,730
Wynn Resorts Ltd.	255	42,394
Yum! Brands Inc.	1,810	122,392

		1,374,086
HOUSEHOLD DURABLES — 0.34%
D.R. Horton Inc.	1,790	33,920
Garmin Ltd.	863	40,345
Leggett & Platt Inc.	825	24,536
Lennar Corp. Class A	796	28,298
Mohawk Industries Inc.[a]	361	47,804
Newell Rubbermaid Inc.	1,935	57,334
PulteGroup Inc.	843	14,879
Toll Brothers Inc.[a]	716	23,542
Whirlpool Corp.	815	118,998

		389,656
HOUSEHOLD PRODUCTS — 1.46%
Church & Dwight Co. Inc.	539	35,116
Clorox Co. (The)	565	50,957
Colgate-Palmolive Co.	3,011	194,902
Energizer Holdings Inc.	447	43,855
Kimberly-Clark Corp.	1,795	193,860
Procter & Gamble Co. (The)	14,474	1,168,776

		1,687,466
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.23%
AES Corp. (The)	8,542	120,357
Calpine Corp.[a]	1,686	34,006
NRG Energy Inc.	4,030	114,976

		269,339
INDUSTRIAL CONGLOMERATES — 2.30%
3M Co.	3,410	429,149
Danaher Corp.	3,261	235,085
General Electric Co.	76,644	2,003,474

		2,667,708

Security	Shares	Value

INSURANCE — 5.24%
ACE Ltd.	3,539	$337,762
Aflac Inc.	4,791	311,319
Alleghany Corp.[a]	215	87,165
Allstate Corp. (The)	5,528	293,316
American International Group Inc.	24,159	1,247,812
Aon PLC	1,760	139,198
Arch Capital Group Ltd.[a]	1,462	84,738
Assurant Inc.	1,485	86,843
Axis Capital Holdings Ltd.	1,495	70,893
Chubb Corp. (The)	2,328	214,362
Cincinnati Financial Corp.	1,115	55,750
Everest Re Group Ltd.	540	83,020
Fidelity National Financial Inc. Class A	2,228	62,718
Hartford Financial Services Group Inc. (The)	7,073	238,360
Lincoln National Corp.	4,027	182,866
Loews Corp.	3,225	155,800
Marsh & McLennan Companies Inc.	2,845	130,301
MetLife Inc.	13,957	660,306
PartnerRe Ltd.	957	95,901
Principal Financial Group Inc.	2,651	125,817
Progressive Corp. (The)	4,785	124,267
Prudential Financial Inc.	6,504	529,361
RenaissanceRe Holdings Ltd.	508	47,605
Torchmark Corp.	871	63,461
Travelers Companies Inc. (The)	3,888	335,534
Unum Group	3,756	119,215
W.R. Berkley Corp.	1,207	52,999
Willis Group Holdings PLC	748	33,712
XL Group PLC	3,453	105,558

		6,075,959
INTERNET & CATALOG RETAIL — 0.47%
Amazon.com Inc.[a]	643	234,071
Expedia Inc.	596	35,093
Liberty Interactive Corp. Series Aa	4,074	109,835
Netflix Inc.[a]	145	46,760
Priceline.com Inc.[a]	100	105,383
TripAdvisor Inc.[a]	206	17,038

		548,180
INTERNET SOFTWARE & SERVICES — 1.31%
Akamai Technologies Inc.[a]	572	25,591
eBay Inc.[a]	4,500	237,195
Equinix Inc.[a]	119	19,216
Facebook Inc. Class Aa	1,977	99,364
Google Inc. Class Aa	855	881,146
LinkedIn Corp. Class Aa	33	7,381
Rackspace Hosting Inc.[a]	319	16,342
VeriSign Inc.[a]	260	14,113
Yahoo! Inc.[a]	6,766	222,805

		1,523,153
IT SERVICES — 2.10%
Accenture PLC Class A	2,664	195,804
Alliance Data Systems Corp.[a]	175	41,486
Automatic Data Processing Inc.	1,820	136,445
Cognizant Technology Solutions Corp. Class Aa	1,335	116,052
Computer Sciences Corp.	1,602	78,915

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2013

Security	Shares	Value

Fidelity National Information Services Inc.	1,823	$88,871
Fiserv Inc.[a]	699	73,206
International Business Machines Corp.	5,902	1,057,697
Leidos Holdings Inc.	866	40,780
MasterCard Inc. Class A	251	179,992
Paychex Inc.	997	42,133
Teradata Corp.[a]	593	26,134
Total System Services Inc.	981	29,263
Visa Inc. Class A	1,275	250,754
Western Union Co.	4,541	77,288

		2,434,820
LEISURE EQUIPMENT & PRODUCTS — 0.12%
Hasbro Inc.	764	39,461
Mattel Inc.	1,543	68,463
Polaris Industries Inc.	238	31,166

		139,090
LIFE SCIENCES TOOLS & SERVICES — 0.36%
Agilent Technologies Inc.	1,990	101,013
Illumina Inc.[a]	228	21,320
Life Technologies Corp.[a]	865	65,143
Thermo Fisher Scientific Inc.	2,021	197,614
Waters Corp.[a]	358	36,129

		421,219
MACHINERY — 1.77%
AGCO Corp.	1,178	68,772
Caterpillar Inc.	5,912	492,824
Cummins Inc.	1,258	159,791
Deere & Co.	2,923	239,218
Dover Corp.	1,140	104,641
Flowserve Corp.	768	53,353
Illinois Tool Works Inc.	2,797	220,376
Ingersoll-Rand PLC	2,133	144,042
Joy Global Inc.	989	56,126
PACCAR Inc.	2,240	124,544
Pall Corp.	443	35,670
Parker Hannifin Corp.	1,084	126,524
Pentair Ltd. Registered	882	59,173
SPX Corp.	420	38,098
Stanley Black & Decker Inc.	1,109	87,711
Xylem Inc.	1,331	45,920

		2,056,783
MEDIA — 3.60%
Cablevision NY Group Class A	2,582	40,150
CBS Corp. Class B NVS	2,917	172,511
Charter Communications Inc. Class Aa	252	33,829
Comcast Corp. Class A	15,680	746,054
Comcast Corp. Class A Special NVS	4,593	212,656
DIRECTV[a]	3,568	222,964
Discovery Communications Inc. Series Aa	482	42,860
Discovery Communications Inc. Series C NVS[a]	409	33,828
DISH Network Corp. Class A	1,304	62,853
Interpublic Group of Companies Inc. (The)	3,855	64,764
Liberty Global PLC Series Aa	1,379	108,072
Liberty Global PLC Series C NVS[a]	1,084	81,148
Liberty Media Corp.[a]	550	84,101

Security	Shares	Value

News Corp. Class A NVS[a]	1,977	$34,795
Omnicom Group Inc.	1,632	111,156
Scripps Networks Interactive Inc. Class A	417	33,569
Sirius XM Radio Inc.	11,272	42,495
Time Warner Cable Inc.	2,424	291,244
Time Warner Inc.	8,564	588,689
Twenty-First Century Fox Inc. Class A	7,915	269,743
Twenty-First Century Fox Inc. Class B	2,052	69,768
Viacom Inc. Class B NVS	3,025	251,952
Walt Disney Co. (The)	8,316	570,395

		4,169,596
METALS & MINING — 0.79%
Alcoa Inc.	19,260	178,540
Freeport-McMoRan Copper & Gold Inc.	11,493	422,483
Newmont Mining Corp.	6,621	180,488
Nucor Corp.	2,495	129,166

		910,677
MULTI-UTILITIES — 1.29%
Alliant Energy Corp.	871	45,484
Ameren Corp.	2,729	98,735
CenterPoint Energy Inc.	3,645	89,667
CMS Energy Corp.	2,192	60,192
Consolidated Edison Inc.	2,607	151,780
Dominion Resources Inc.	3,167	201,896
DTE Energy Co.	1,551	107,236
Integrys Energy Group Inc.	730	42,836
MDU Resources Group Inc.	1,451	43,211
NiSource Inc.	2,400	75,648
PG&E Corp.	3,697	154,719
Public Service Enterprise Group Inc.	4,978	166,763
SCANA Corp.	1,096	51,107
Sempra Energy	1,603	146,097
Wisconsin Energy Corp.	1,414	59,544

		1,494,915
MULTILINE RETAIL — 0.91%
Dollar General Corp.[a]	1,851	106,951
Dollar Tree Inc.[a]	1,093	63,831
Family Dollar Stores Inc.	751	51,729
J.C. Penney Co. Inc.[a]	4,420	33,150
Kohl’s Corp.	2,649	150,463
Macy’s Inc.	3,532	162,860
Nordstrom Inc.	1,029	62,224
Sears Holdings Corp.[a]	697	40,482
Target Corp.	5,989	388,027

		1,059,717
OFFICE ELECTRONICS — 0.18%
Xerox Corp.	20,805	206,802

		206,802
OIL, GAS & CONSUMABLE FUELS — 12.02%
Anadarko Petroleum Corp.	2,589	246,706
Apache Corp.	5,219	463,447
Cabot Oil & Gas Corp.	738	26,066
Cheniere Energy Inc.[a]	87	3,463

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2013

Security	Shares	Value

Chesapeake Energy Corp.	9,473	$264,865
Chevron Corp.	21,806	2,615,848
Cimarex Energy Co.	757	79,750
Cobalt International Energy Inc.[a]	440	10,212
Concho Resources Inc.[a]	559	61,831
ConocoPhillips	13,467	987,131
CONSOL Energy Inc.	2,006	73,219
Continental Resources Inc.[a]	158	17,996
Denbury Resources Inc.[a]	3,338	63,389
Devon Energy Corp.	4,143	261,920
Energen Corp.	685	53,649
EOG Resources Inc.	1,547	275,985
EQT Corp.	498	42,634
Exxon Mobil Corp.	45,870	4,110,869
Hess Corp.	4,841	393,089
HollyFrontier Corp.	3,196	147,208
Kinder Morgan Inc.	1,468	51,835
Kinder Morgan Management LLC[a]	219	16,479
Marathon Oil Corp.	7,774	274,111
Marathon Petroleum Corp.	5,120	366,899
Murphy Oil Corp.	2,821	170,163
Noble Energy Inc.	2,017	151,134
Occidental Petroleum Corp.	6,305	605,784
Peabody Energy Corp.	4,004	77,998
Phillips 66	12,470	803,442
Pioneer Natural Resources Co.	593	121,434
QEP Resources Inc.	1,743	57,624
Range Resources Corp.	456	34,524
Southwestern Energy Co.[a]	1,978	73,621
Spectra Energy Corp.	3,796	135,024
Tesoro Corp.	2,041	99,784
Valero Energy Corp.	12,468	513,308
Whiting Petroleum Corp.[a]	1,085	72,576
Williams Companies Inc. (The)	3,003	107,237

		13,932,254
PAPER & FOREST PRODUCTS — 0.14%
International Paper Co.	3,603	160,730

		160,730
PERSONAL PRODUCTS — 0.11%
Avon Products Inc.	2,569	44,957
Estee Lauder Companies Inc. (The) Class A	704	49,956
Herbalife Ltd.	552	35,781

		130,694
PHARMACEUTICALS — 4.15%
AbbVie Inc.	8,046	389,829
Actavis PLC[a]	680	105,114
Allergan Inc.	1,007	91,244
Bristol-Myers Squibb Co.	6,864	360,497
Eli Lilly and Co.	6,756	336,584
Forest Laboratories Inc.[a]	2,019	94,954
Hospira Inc.[a]	1,227	49,718
Johnson & Johnson	12,826	1,187,816
Merck & Co. Inc.	16,111	726,445
Mylan Inc.[a]	2,040	77,255
Perrigo Co.	281	38,747
Pfizer Inc.	40,854	1,253,401

Security	Shares	Value

Zoetis Inc.	3,111	$98,494

		4,810,098
PROFESSIONAL SERVICES — 0.23%
Dun & Bradstreet Corp. (The)	214	23,281
Equifax Inc.	473	30,589
IHS Inc. Class Aa	172	18,757
Manpowergroup Inc.	1,340	104,654
Nielsen Holdings NV	1,010	39,834
Robert Half International Inc.	632	24,351
Verisk Analytics Inc. Class Aa	286	19,597

		261,063
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.13%
American Capital Agency Corp.	2,166	47,046
American Tower Corp.	734	58,243
Annaly Capital Management Inc.	13,528	159,495
AvalonBay Communities Inc.	321	40,141
Boston Properties Inc.	423	43,780
Camden Property Trust	233	14,959
Digital Realty Trust Inc.	464	22,114
Duke Realty Corp.	1,064	17,630
Equity Residential	869	45,501
Federal Realty Investment Trust	143	14,815
General Growth Properties Inc.	970	20,593
HCP Inc.	1,614	66,981
Health Care REIT Inc.	734	47,600
Host Hotels & Resorts Inc.	3,056	56,689
Kimco Realty Corp.	1,358	29,170
Liberty Property Trust	551	20,492
Macerich Co. (The)	412	24,395
Plum Creek Timber Co. Inc.	388	17,615
Prologis Inc.	1,785	71,311
Public Storage	322	53,764
Rayonier Inc.	454	21,347
Realty Income Corp.	369	15,369
Regency Centers Corp.	196	10,125
Simon Property Group Inc.	671	103,703
SL Green Realty Corp.	546	51,635
UDR Inc.	761	18,880
Ventas Inc.	873	56,955
Vornado Realty Trust	664	59,136
Weyerhaeuser Co.	3,393	103,147

		1,312,631
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
CBRE Group Inc. Class Aa	1,278	29,688
Realogy Holdings Corp.[a]	938	38,589

		68,277
ROAD & RAIL — 0.73%
CSX Corp.	6,962	181,430
Hertz Global Holdings Inc.[a]	3,249	74,597
J.B. Hunt Transport Services Inc.	349	26,185
Kansas City Southern Industries Inc.	354	43,018
Norfolk Southern Corp.	2,234	192,169
Union Pacific Corp.	2,172	328,841

		846,240

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2013

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.10%
Altera Corp.	1,699	$57,086
Analog Devices Inc.	1,460	71,978
Applied Materials Inc.	8,754	156,259
Avago Technologies Ltd.	1,366	62,057
Broadcom Corp. Class A	2,651	70,835
Cree Inc.[a]	387	23,510
Intel Corp.	45,827	1,119,554
KLA-Tencor Corp.	971	63,698
Lam Research Corp.[a]	1,177	63,829
Linear Technology Corp.	846	34,804
LSI Corp.	3,095	26,246
Marvell Technology Group Ltd.	4,127	49,524
Maxim Integrated Products Inc.	1,243	36,917
Microchip Technology Inc.	865	37,160
Micron Technology Inc.[a]	9,941	175,757
NVIDIA Corp.	3,708	56,287
Texas Instruments Inc.	6,546	275,456
Xilinx Inc.	1,196	54,322

		2,435,279
SOFTWARE — 2.44%
Activision Blizzard Inc.	3,027	50,369
Adobe Systems Inc.[a]	1,958	106,124
ANSYS Inc.[a]	278	24,311
Autodesk Inc.[a]	817	32,606
CA Inc.	2,226	70,698
Citrix Systems Inc.[a]	610	34,636
Electronic Arts Inc.[a]	853	22,391
Intuit Inc.	1,023	73,052
Microsoft Corp.	46,073	1,628,681
Nuance Communications Inc.[a]	1,008	15,684
Oracle Corp.	17,721	593,654
Red Hat Inc.[a]	291	12,592
Salesforce.com Inc.[a]	413	22,038
Symantec Corp.	4,324	98,328
Synopsys Inc.[a]	803	29,269
VMware Inc. Class Aa	180	14,630

		2,829,063
SPECIALTY RETAIL — 2.01%
Advance Auto Parts Inc.	501	49,689
AutoZone Inc.[a]	167	72,593
Bed Bath & Beyond Inc.[a]	1,254	96,959
Best Buy Co. Inc.	6,201	265,403
CarMax Inc.[a]	1,157	54,367
Dick’s Sporting Goods Inc.	554	29,478
GameStop Corp. Class A	1,575	86,342
Gap Inc. (The)	1,826	67,544
Home Depot Inc. (The)	6,304	491,019
L Brands Inc.	1,300	81,393
Lowe’s Companies Inc.	7,527	374,694
O’Reilly Automotive Inc.[a]	479	59,305
PetSmart Inc.	551	40,091
Ross Stores Inc.	1,062	82,146
Staples Inc.	10,095	162,731
Tiffany & Co.	581	45,998
TJX Companies Inc. (The)	3,289	199,938
Tractor Supply Co.	511	36,460
Ulta Salon, Cosmetics & Fragrance Inc.[a]	159	20,487

Security	Shares	Value

Urban Outfitters Inc.[a]	508	$19,243

		2,335,880
TEXTILES, APPAREL & LUXURY GOODS — 0.43%
Coach Inc.	1,171	59,346
Fossil Group Inc.[a]	242	30,720
Lululemon Athletica Inc.[a]	148	10,219
Nike Inc. Class B	2,740	207,582
PVH Corp.	396	49,330
Ralph Lauren Corp.	228	37,766
Under Armour Inc. Class Aa	158	12,822
VF Corp.	422	90,730

		498,515
THRIFTS & MORTGAGE FINANCE — 0.21%
Hudson City Bancorp Inc.	10,500	94,290
New York Community Bancorp Inc.	5,915	95,882
People’s United Financial Inc.	3,717	53,636

		243,808
TOBACCO — 0.93%
Altria Group Inc.	8,266	307,743
Lorillard Inc.	1,693	86,360
Philip Morris International Inc.	6,773	603,610
Reynolds American Inc.	1,470	75,514

		1,073,227
TRADING COMPANIES & DISTRIBUTORS — 0.08%
Fastenal Co.	620	30,876
W.W. Grainger Inc.	221	59,442

		90,318
WATER UTILITIES — 0.04%
American Water Works Co. Inc.	1,171	50,201

		50,201
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Crown Castle International Corp.[a]	535	40,671
SBA Communications Corp. Class Aa	116	10,146
Sprint Corp.[a]	7,146	48,092
T-Mobile US Inc.	531	14,725

		113,634

TOTAL COMMON STOCKS (Cost: $103,873,679)		115,650,258

224

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.38%

MONEY MARKET FUNDS—0.38%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	436,600	$436,600

		436,600

TOTAL SHORT-TERM INVESTMENTS
(Cost: $436,600)		436,600

TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $104,310,279)		116,086,858
Other Assets, Less Liabilities — (0.14)%		(156,994)

NET ASSETS — 100.00%		$115,929,864

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

225

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

CONSTRUCTION MATERIALS — 0.79%
Eagle Materials Inc.	55,268	$4,145,653
Martin Marietta Materials Inc.	51,615	5,062,915
Vulcan Materials Co.	145,140	7,772,247

		16,980,815
CONTAINERS & PACKAGING — 3.21%
AptarGroup Inc.	74,307	4,767,537
Ball Corp.	162,040	7,922,136
Bemis Co. Inc.	115,390	4,604,061
Crown Holdings Inc.[a]	157,220	6,854,792
Graphic Packaging Holding Co.[a]	175,920	1,477,728
Greif Inc. Class A	34,219	1,830,374
MeadWestvaco Corp.	198,589	6,920,827
Owens-Illinois Inc.[a]	184,277	5,858,166
Packaging Corp. of America	109,956	6,848,060
Rock-Tenn Co. Class A	80,417	8,605,423
Sealed Air Corp.	218,617	6,597,861
Silgan Holdings Inc.	49,057	2,210,999
Sonoco Products Co.	112,588	4,575,576

		69,073,540
ENERGY EQUIPMENT & SERVICES — 20.49%
Atwood Oceanics Inc.[a,b]	64,350	3,418,915
Baker Hughes Inc.	495,507	28,784,002
Bristow Group Inc.	40,632	3,269,657
Cameron International Corp.[a]	275,271	15,101,367
CARBO Ceramics Inc.[b]	22,302	2,795,333
Core Laboratories NV	51,292	9,602,888
Diamond Offshore Drilling Inc.	77,948	4,827,320
Dresser-Rand Group Inc.[a,b]	85,294	5,183,316
Dril-Quip Inc.[a,b]	45,310	5,320,300
Ensco PLC Class A	261,249	15,061,005
FMC Technologies Inc.[a]	264,965	13,393,981
Forum Energy Technologies Inc.[a,b]	49,888	1,459,723
Halliburton Co.	945,684	50,149,622
Helix Energy Solutions Group Inc.[a]	109,635	2,593,964
Helmerich & Payne Inc.	118,988	9,227,519
McDermott International Inc.[a,b]	265,809	1,879,270
Nabors Industries Ltd.[b]	291,191	5,090,019
National Oilwell Varco Inc.	478,127	38,814,350
Noble Corp.	283,315	10,680,975
Oceaneering International Inc.	120,963	10,388,302
Oil States International Inc.[a]	61,689	6,701,276
Patterson-UTI Energy Inc.	164,833	3,998,849
Precision Drilling Corp.[b]	307,943	3,261,116
Rowan Companies PLC Class Aa	139,259	5,024,465
RPC Inc.	66,783	1,224,800
Schlumberger Ltd.	1,479,783	138,685,263
SEACOR Holdings Inc.[b]	21,056	2,059,277
Superior Energy Services Inc.[a]	178,881	4,799,377
Tidewater Inc.	55,137	3,320,350
Transocean Ltd.[b]	378,912	17,835,388
Unit Corp.[a]	49,120	2,525,259

Security	Shares	Value

Weatherford International Ltd.[a]	858,631	$14,115,894

		440,593,142
METALS & MINING — 9.01%
Agnico-Eagle Mines Ltd.	193,848	5,724,331
Alcoa Inc.	1,195,631	11,083,499
AuRico Gold Inc.	277,404	1,140,130
Barrick Gold Corp.	1,119,691	21,710,809
Coeur Mining Inc.[a,b]	114,070	1,392,795
Compass Minerals International Inc.	37,426	2,787,114
Eldorado Gold Corp.	801,677	5,411,320
First Majestic Silver Corp.[a]	131,437	1,486,552
Franco-Nevada Corp.	164,029	7,366,542
Freeport-McMoRan Copper & Gold Inc.	1,160,748	42,669,096
Goldcorp Inc.	908,232	23,096,340
IAMGOLD Corp.	423,316	2,158,912
Kinross Gold Corp.	1,275,309	6,465,817
Molycorp Inc.[a,b]	203,768	1,033,104
New Gold Inc.[a]	560,002	3,276,012
Newmont Mining Corp.	556,591	15,172,671
Pan American Silver Corp.	170,293	1,806,809
Royal Gold Inc.	72,933	3,503,701
Silver Wheaton Corp.	396,579	8,990,446
Stillwater Mining Co.[a,b]	132,769	1,448,510
Tahoe Resources Inc.[a]	91,298	1,748,357
Teck Resources Ltd. Class B	522,043	13,959,430
Turquoise Hill Resources Ltd.[a,b]	435,382	2,098,541
Yamana Gold Inc.	841,352	8,354,625

		193,885,463
OIL, GAS & CONSUMABLE FUELS — 64.84%
Alpha Natural Resources Inc.[a,b]	248,823	1,741,761
Anadarko Petroleum Corp.	562,222	53,574,134
Apache Corp.	451,637	40,105,366
Baytex Energy Corp.	138,089	5,773,501
Berry Petroleum Co. Class A	54,398	2,597,504
Cabot Oil & Gas Corp.	470,547	16,619,720
Cameco Corp.	441,857	8,395,283
Canadian Natural Resources Ltd.	1,215,971	38,607,079
Cenovus Energy Inc.	845,303	25,122,405
Cheniere Energy Inc.[a]	248,010	9,870,798
Chesapeake Energy Corp.	566,631	15,843,003
Chevron Corp.	1,251,598	150,141,696
Cimarex Energy Co.	96,665	10,183,658
Cobalt International Energy Inc.[a]	331,054	7,683,763
Concho Resources Inc.[a,b]	117,041	12,945,905
ConocoPhillips	1,367,767	100,257,321
CONSOL Energy Inc.	255,734	9,334,291
Continental Resources Inc.[a]	47,905	5,456,379
CVR Energy Inc.	16,581	658,597
Denbury Resources Inc.[a]	416,409	7,907,607
Devon Energy Corp.	426,811	26,982,991
Encana Corp.	825,272	14,788,874
Energen Corp.	80,983	6,342,589
Energy XXI (Bermuda) Ltd.[b]	85,000	2,470,100
Enerplus Corp.	223,365	3,857,514
EOG Resources Inc.	304,662	54,351,701
EQT Corp.	168,430	14,419,292
EXCO Resources Inc.	151,238	818,198
Exxon Mobil Corp.	1,762,453	157,951,038
Gulfport Energy Corp.[a,b]	86,559	5,080,148

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

October 31, 2013

Security	Shares	Value

Hess Corp.	322,605	$26,195,526
HollyFrontier Corp.	223,380	10,288,883
Kinder Morgan Inc.	753,010	26,588,783
Kodiak Oil & Gas Corp.[a,b]	295,802	3,836,552
Marathon Oil Corp.	793,683	27,985,263
Marathon Petroleum Corp.	350,129	25,090,244
Murphy Oil Corp.	196,507	11,853,302
Newfield Exploration Co.[a]	151,778	4,621,640
Noble Energy Inc.	401,671	30,097,208
Oasis Petroleum Inc.[a,b]	99,103	5,277,235
Occidental Petroleum Corp.	901,129	86,580,474
Peabody Energy Corp.	302,535	5,893,382
Pengrowth Energy Corp.	579,117	3,735,305
Penn West Petroleum Ltd.	543,751	6,084,574
Phillips 66	683,364	44,029,142
Pioneer Natural Resources Co.	154,939	31,728,408
QEP Resources Inc.	201,010	6,645,391
Range Resources Corp.	182,758	13,836,608
Rosetta Resources Inc.[a,b]	68,516	4,106,849
SandRidge Energy Inc.[a,b]	399,583	2,533,356
SM Energy Co.	74,937	6,640,168
Southwestern Energy Co.[a]	393,135	14,632,485
Spectra Energy Corp.	748,569	26,626,599
Suncor Energy Inc.	1,678,714	61,021,254
Talisman Energy Inc.	1,157,109	14,440,720
Targa Resources Corp.	32,468	2,518,218
Tesoro Corp.	150,804	7,372,808
Ultra Petroleum Corp.[a,b]	171,519	3,149,089
Valero Energy Corp.	606,326	24,962,441
Western Refining Inc.	60,381	1,948,495
Whiting Petroleum Corp.[a]	133,332	8,918,577
Williams Companies Inc. (The)	764,079	27,285,261
World Fuel Services Corp.	81,405	3,105,601
WPX Energy Inc.[a,b]	224,383	4,967,840

		1,394,479,897
PAPER & FOREST PRODUCTS—1.38%
Domtar Corp.	36,594	3,099,877
International Paper Co.	498,751	22,249,282
Louisiana-Pacific Corp.[a]	156,674	2,665,025
Resolute Forest Products Inc.[a,b]	106,712	1,706,325

		29,720,509
SPECIALTY RETAIL — 0.09%
Murphy USA Inc.[a,b]	49,770	2,019,667

		2,019,667

TOTAL COMMON STOCKS (Cost: $2,021,438,413)		2,146,753,033

SHORT-TERM INVESTMENTS — 2.39%

MONEY MARKET FUNDS — 2.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	45,738,092	45,738,092
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	2,658,159	2,658,159

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,918,886	$2,918,886

		51,315,137

TOTAL SHORT-TERM INVESTMENTS (Cost: $51,315,137)		51,315,137

TOTAL INVESTMENTS IN SECURITIES — 102.20% (Cost: $2,072,753,550)		2,198,068,170
Other Assets, Less Liabilities — (2.20)%		(47,274,467)

NET ASSETS — 100.00%		$2,150,793,703

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

COMMUNICATIONS EQUIPMENT — 9.24%
ADTRAN Inc.	10,780	$253,114
ARRIS Group Inc.[a]	21,154	377,810
Aruba Networks Inc.[a,b]	21,225	398,181
Blackberry Ltd.[a,b]	91,565	724,279
Brocade Communications Systems Inc.[a]	82,835	664,337
Ciena Corp.[a,b]	19,224	447,343
Cisco Systems Inc.	995,997	22,409,933
EchoStar Corp. Class Aa	7,442	356,918
F5 Networks Inc.[a]	14,597	1,189,801
Finisar Corp.[a,b]	17,276	397,521
Harris Corp.	19,936	1,235,235
Infinera Corp.[a,b]	22,145	226,100
InterDigital Inc.	7,599	294,461
Ixia[a]	10,603	150,351
JDS Uniphase Corp.[a]	43,984	575,751
Juniper Networks Inc.[a]	94,169	1,755,310
Motorola Solutions Inc.	43,959	2,748,317
NETGEAR Inc.[a,b]	7,184	206,612
Palo Alto Networks Inc.[a]	8,332	351,277
Plantronics Inc.	8,073	346,655
Polycom Inc.[a]	26,406	274,622
QUALCOMM Inc.	318,670	22,138,005
Riverbed Technology Inc.[a]	30,515	452,232
Tellabs Inc.	62,114	151,558
ViaSat Inc.[a,b]	7,765	513,422

		58,639,145
COMPUTERS & PERIPHERALS — 14.21%
3D Systems Corp.[a,b]	17,604	1,095,673
Apple Inc.	109,688	57,295,527
Diebold Inc.	11,821	354,157
Electronics For Imaging Inc.[a]	8,712	298,909
EMC Corp.	386,561	9,304,523
Fusion-io Inc.[a,b]	16,464	176,988
Hewlett-Packard Co.	357,019	8,700,553
Lexmark International Inc. Class A	11,591	412,060
NCR Corp.[a]	30,937	1,130,747
NetApp Inc.	63,185	2,452,210
QLogic Corp.[a]	16,316	201,503
SanDisk Corp.	44,661	3,103,939
Seagate Technology PLC	60,216	2,931,315
Western Digital Corp.	39,187	2,728,591

		90,186,695
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.78%
Amphenol Corp. Class A	29,570	2,374,175
Anixter International Inc.[a]	4,941	422,406
Arrow Electronics Inc.[a]	18,551	890,819
Avnet Inc.	25,397	1,008,261
AVX Corp.	8,896	117,872
Benchmark Electronics Inc.[a]	10,083	229,187
Celestica Inc.[a]	30,498	334,258
Cognex Corp.	15,304	478,250
Coherent Inc.	4,608	305,003

Security	Shares	Value

Corning Inc.	271,308	$4,636,654
Dolby Laboratories Inc. Class Ab	8,986	321,160
FEI Co.	7,731	688,677
FLIR Systems Inc.	26,308	749,252
Ingram Micro Inc. Class Aa	28,362	657,147
IPG Photonics Corp.[b]	6,420	425,453
Itron Inc.[a]	7,242	309,016
Jabil Circuit Inc.	34,149	712,348
Littelfuse Inc.	4,175	355,000
Molex Inc.	25,404	980,594
National Instruments Corp.	18,174	527,955
OSI Systems Inc.[a]	3,451	251,371
Plexus Corp.[a,b]	6,296	241,011
RealD Inc.[a,b]	8,237	57,000
Rofin-Sinar Technologies Inc.[a,b]	5,327	139,834
Sanmina Corp.[a,b]	15,567	226,655
SYNNEX Corp.[a,b]	4,892	299,880
TE Connectivity Ltd.	76,826	3,955,771
Tech Data Corp.[a]	6,993	364,056
Trimble Navigation Ltd.[a]	47,815	1,366,075
Universal Display Corp.[a,b]	7,753	247,321
Vishay Intertechnology Inc.[a,b]	24,675	302,762

		23,975,223
INTERNET & CATALOG RETAIL — 6.75%
Amazon.com Inc.[a]	68,748	25,026,335
Expedia Inc.	19,964	1,175,480
Groupon Inc.[a,b]	69,267	632,408
HomeAway Inc.[a]	10,939	324,341
Netflix Inc.[a]	10,947	3,530,189
Priceline.com Inc.[a]	9,568	10,083,045
Shutterfly Inc.[a]	7,017	344,815
TripAdvisor Inc.[a,b]	20,759	1,716,977

		42,833,590
INTERNET SOFTWARE & SERVICES — 15.94%
Akamai Technologies Inc.[a]	33,103	1,481,028
AOL Inc.[a]	14,217	515,224
Bankrate Inc.[a,b]	7,380	124,279
Cornerstone OnDemand Inc.[a,b]	8,315	393,882
CoStar Group Inc.[a]	5,320	941,587
Dealertrack Technologies Inc.[a]	8,235	307,165
eBay Inc.[a]	216,436	11,408,342
Equinix Inc.[a]	9,185	1,483,194
Facebook Inc. Class Aa	303,111	15,234,359
Google Inc. Class Aa	51,966	53,555,120
IAC/InterActiveCorp	14,135	754,668
j2 Global Inc.	8,058	443,029
LinkedIn Corp. Class Aa	16,869	3,773,089
Liquidity Services Inc.[a,b]	4,773	124,623
OpenTable Inc.[a,b]	4,305	299,111
Pandora Media Inc.[a]	29,412	739,124
Rackspace Hosting Inc.[a]	21,170	1,084,539
ValueClick Inc.[a,b]	12,933	248,443
VeriSign Inc.[a]	25,143	1,364,762
WebMD Health Corp.[a]	8,763	308,633
Yahoo! Inc.[a]	176,281	5,804,933
Yelp Inc.[a,b]	6,426	435,361
Zillow Inc. Class Aa	4,098	326,324

		101,150,819

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

October 31, 2013

Security	Shares	Value

IT SERVICES — 18.41%
Accenture PLC Class A	119,794	$8,804,859
Acxiom Corp.[a]	13,714	455,716
Alliance Data Systems Corp.[a,b]	9,056	2,146,815
Automatic Data Processing Inc.	89,696	6,724,509
Booz Allen Hamilton Holding Corp.	6,658	131,828
Broadridge Financial Solutions Inc.	22,048	775,208
CACI International Inc. Class Aa,b	4,283	308,290
Cardtronics Inc.[a,b]	8,391	329,347
Cognizant Technology Solutions Corp. Class Aa	55,988	4,867,037
Computer Sciences Corp.	27,503	1,354,798
Convergys Corp.	19,211	379,225
CoreLogic Inc.[a]	17,767	591,108
DST Systems Inc.	5,579	472,932
Euronet Worldwide Inc.[a]	8,804	382,094
Fidelity National Information Services Inc.	54,270	2,645,662
Fiserv Inc.[a]	24,169	2,531,219
FleetCor Technologies Inc.[a]	13,533	1,561,032
Gartner Inc.[a]	17,251	1,016,946
Genpact Ltd.[a]	20,831	413,079
Global Payments Inc.	13,995	832,423
Heartland Payment Systems Inc.	6,927	280,197
iGATE Corp.[a]	5,358	170,599
International Business Machines Corp.	191,284	34,280,006
Jack Henry & Associates Inc.	15,789	862,237
Leidos Holdings Inc.	13,491	635,291
Lender Processing Services Inc.	15,797	545,312
ManTech International Corp. Class Ab	4,380	122,377
MasterCard Inc. Class A	19,271	13,819,234
MAXIMUS Inc.	12,685	614,588
NeuStar Inc. Class Aa	11,031	506,544
Paychex Inc.	60,441	2,554,237
Sapient Corp.[a]	20,589	325,512
Science Applications International Corp.	7,658	269,945
Syntel Inc.	2,872	246,532
TeleTech Holdings Inc.[a,b]	3,578	94,710
Teradata Corp.[a]	30,305	1,335,541
Total System Services Inc.	30,975	923,984
Unisys Corp.[a,b]	8,276	218,073
Vantiv Inc. Class Aa	20,207	555,693
VeriFone Systems Inc.[a]	20,310	460,225
Visa Inc. Class A	95,893	18,859,276
Western Union Co.	102,546	1,745,333
WEX Inc.[a]	7,224	674,360

		116,823,933
OFFICE ELECTRONICS — 0.41%
Xerox Corp.	215,254	2,139,625
Zebra Technologies Corp. Class Aa	9,434	455,756

		2,595,381
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.83%
Advanced Micro Devices Inc.[a,b]	113,280	378,355
Altera Corp.	59,356	1,994,362
Analog Devices Inc.	57,723	2,845,744
Applied Materials Inc.	223,459	3,988,743
Atmel Corp.[a]	79,174	576,387
Avago Technologies Ltd.	45,875	2,084,101
Broadcom Corp. Class A	102,191	2,730,544
Cabot Microelectronics Corp.[a]	4,374	178,853

Security	Shares	Value

Cavium Inc.[a]	9,687	$390,483
Cirrus Logic Inc.[a,b]	11,788	264,405
Cree Inc.[a]	22,357	1,358,188
Cypress Semiconductor Corp.[a]	25,750	238,960
Diodes Inc.[a]	6,826	165,326
Entegris Inc.[a]	25,928	268,355
Fairchild Semiconductor International Inc.[a]	23,815	301,736
First Solar Inc.[a,b]	12,885	647,729
Freescale Semiconductor Ltd.[a,b]	10,057	155,280
Hittite Microwave Corp.[a]	5,868	374,907
Integrated Device Technology Inc.[a]	25,255	268,713
Intel Corp.	925,490	22,609,721
International Rectifier Corp.[a]	13,072	340,395
Intersil Corp. Class A	23,886	266,568
KLA-Tencor Corp.	30,792	2,019,955
Lam Research Corp.[a]	30,361	1,646,477
Linear Technology Corp.	43,328	1,782,514
LSI Corp.	101,302	859,041
Marvell Technology Group Ltd.	75,632	907,584
Maxim Integrated Products Inc.	54,174	1,608,968
Microchip Technology Inc.	36,741	1,578,393
Micron Technology Inc.[a]	192,930	3,411,002
Microsemi Corp.[a,b]	17,315	435,126
MKS Instruments Inc.	9,820	291,065
NVIDIA Corp.	107,503	1,631,896
OmniVision Technologies Inc.[a]	10,310	144,443
ON Semiconductor Corp.[a]	83,468	589,284
PMC-Sierra Inc.[a,b]	38,369	225,226
Power Integrations Inc.	5,480	314,771
Rambus Inc.[a,b]	20,602	180,061
RF Micro Devices Inc.[a]	52,874	277,588
Semtech Corp.[a]	12,718	395,657
Silicon Laboratories Inc.[a,b]	7,355	295,818
Skyworks Solutions Inc.[a]	34,763	896,190
Spansion Inc. Class Aa,b	9,319	111,548
SunEdison Inc.[a]	44,801	416,649
SunPower Corp.[a,b]	7,443	224,704
Synaptics Inc.[a,b]	6,234	289,881
Teradyne Inc.[a,b]	35,506	621,000
Tessera Technologies Inc.	8,981	170,819
Texas Instruments Inc.	204,566	8,608,137
TriQuint Semiconductor Inc.[a,b]	28,982	229,827
Veeco Instruments Inc.[a]	7,209	210,575
Xilinx Inc.	49,476	2,247,200

		75,049,254
SOFTWARE — 19.33%
ACI Worldwide Inc.[a,b]	7,323	403,644
Activision Blizzard Inc.	79,320	1,319,885
Adobe Systems Inc.[a]	86,777	4,703,313
Advent Software Inc.	7,562	253,705
ANSYS Inc.[a]	17,209	1,504,927
Aspen Technology Inc.[a,b]	17,391	664,858
Autodesk Inc.[a]	41,494	1,656,026
Blackbaud Inc.	8,594	309,384
BroadSoft Inc.[a,b]	5,301	173,449
CA Inc.	60,951	1,935,804
Cadence Design Systems Inc.[a,b]	52,578	681,937
Citrix Systems Inc.[a]	34,814	1,976,739
CommVault Systems Inc.[a]	8,130	634,790
Compuware Corp.	40,112	428,396
Concur Technologies Inc.[a,b]	8,760	916,296

229

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

October 31, 2013

Security	Shares	Value

Electronic Arts Inc.[a]	57,101	$1,498,901
FactSet Research Systems Inc.[b]	7,466	813,346
Fair Isaac Corp.	6,519	373,408
Fortinet Inc.[a]	25,501	512,825
Guidewire Software Inc.[a,b]	10,671	541,233
Informatica Corp.[a]	20,042	773,621
Intuit Inc.	55,163	3,939,190
Jive Software Inc.[a,b]	6,411	69,816
Manhattan Associates Inc.[a]	3,607	384,182
Mentor Graphics Corp.	17,789	392,781
MICROS Systems Inc.[a]	14,186	769,590
Microsoft Corp.	1,408,149	49,778,067
MicroStrategy Inc. Class Aa	1,708	208,359
NetScout Systems Inc.[a]	6,877	194,757
NetSuite Inc.[a,b]	5,616	566,542
Nuance Communications Inc.[a]	49,011	762,611
Open Text Corp.	10,952	803,220
Oracle Corp.	662,393	22,190,165
Pegasystems Inc.	3,192	121,488
Progress Software Corp.[a,b]	10,146	263,390
PTC Inc.[a,b]	22,138	613,665
QLIK Technologies Inc.[a]	16,331	413,828
RealPage Inc.[a,b]	9,281	227,663
Red Hat Inc.[a]	35,173	1,521,936
Rovi Corp.[a]	18,927	317,217
Salesforce.com Inc.[a]	101,864	5,435,463
SolarWinds Inc.[a]	12,197	441,409
Solera Holdings Inc.	12,741	716,299
Splunk Inc.[a]	14,854	931,494
SS&C Technologies Holdings Inc.[a,b]	11,515	452,539
Symantec Corp.	129,793	2,951,493
Synchronoss Technologies Inc.[a,b]	5,598	193,803
Synopsys Inc.[a]	28,592	1,042,178
Take-Two Interactive Software Inc.[a]	16,339	292,631
TIBCO Software Inc.[a]	28,287	694,729
TiVo Inc.[a]	23,776	315,983
Tyler Technologies Inc.[a]	5,234	506,180
Ultimate Software Group Inc. (The)[a,b]	5,285	816,427
Verint Systems Inc.[a]	9,845	359,539
VirnetX Holding Corp.[a,b]	8,013	174,203
VMware Inc. Class Aa	16,003	1,300,724
Zynga Inc. Class Aa	116,632	418,709

		122,658,757

TOTAL COMMON STOCKS (Cost: $523,715,262)		633,912,797

SHORT-TERM INVESTMENTS — 2.88%

MONEY MARKET FUNDS — 2.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	16,704,531	16,704,531
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	970,816	970,816

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	603,689	$603,689

		18,279,036

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,279,036)		18,279,036

TOTAL INVESTMENTS IN SECURITIES — 102.78% (Cost: $541,994,298)		652,191,833
Other Assets, Less Liabilities — (2.78)%		(17,615,296)

NET ASSETS — 100.00%		$634,576,537

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

230

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.95%

COMMUNICATIONS EQUIPMENT — 99.95%
ADTRAN Inc.	202,676	$4,758,832
ARRIS Group Inc.[a]	399,207	7,129,837
Aruba Networks Inc.[a,b]	397,456	7,456,275
Blackberry Ltd.[a,b]	1,093,851	8,652,361
Brocade Communications Systems Inc.[a]	1,471,625	11,802,433
Ciena Corp.[a,b]	359,071	8,355,582
Cisco Systems Inc.	888,051	19,981,147
EchoStar Corp. Class Aa	140,389	6,733,056
F5 Networks Inc.[a]	238,009	19,400,114
Finisar Corp.[a,b]	326,496	7,512,673
Harris Corp.	196,183	12,155,499
Infinera Corp.[a,b]	411,033	4,196,647
InterDigital Inc.	143,371	5,555,626
Ixia[a]	195,604	2,773,665
JDS Uniphase Corp.[a]	761,829	9,972,342
Juniper Networks Inc.[a]	1,019,412	19,001,840
Motorola Solutions Inc.	375,143	23,453,940
NETGEAR Inc.[a,b]	134,616	3,871,556
Palo Alto Networks Inc.[a]	156,018	6,577,719
Plantronics Inc.	152,677	6,555,950
Polycom Inc.[a,b]	494,829	5,146,222
QUALCOMM Inc.	313,483	21,777,664
Riverbed Technology Inc.[a]	571,828	8,474,491
Tellabs Inc.	1,169,723	2,854,124
ViaSat Inc.[a,b]	145,536	9,622,840

		243,772,435

TOTAL COMMON STOCKS (Cost: $265,135,514)		243,772,435

SHORT-TERM INVESTMENTS — 14.55%

MONEY MARKET FUNDS — 14.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	33,162,920	33,162,920
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,927,329	1,927,329

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	385,799	$385,799

		35,476,048

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,476,048)		35,476,048

TOTAL INVESTMENTS IN SECURITIES — 114.50% (Cost: $300,611,562)		279,248,483
Other Assets, Less Liabilities — (14.50)%		(35,367,346)

NET ASSETS — 100.00%		$243,881,137

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

231

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

APPLICATION SOFTWARE — 58.93%
ACI Worldwide Inc.[a,b]	108,936	$6,004,552
Adobe Systems Inc.[a]	1,286,787	69,743,855
Advent Software Inc.	113,723	3,815,407
ANSYS Inc.[a]	254,645	22,268,705
Aspen Technology Inc.[a,b]	258,153	9,869,189
Autodesk Inc.[a]	614,329	24,517,870
Blackbaud Inc.	126,030	4,537,080
BroadSoft Inc.[a,b]	77,453	2,534,262
Cadence Design Systems Inc.[a]	782,203	10,145,173
Citrix Systems Inc.[a]	516,203	29,310,006
Compuware Corp.	591,315	6,315,244
Concur Technologies Inc.[a,b]	129,649	13,561,285
FactSet Research Systems Inc.[b]	111,074	12,100,402
Fair Isaac Corp.	96,967	5,554,270
Guidewire Software Inc.[a],[b]	158,143	8,021,013
Informatica Corp.[a]	298,169	11,509,323
Intuit Inc.	817,972	58,411,381
Jive Software Inc.[a,b]	94,330	1,027,254
Manhattan Associates Inc.[a]	53,202	5,666,545
Mentor Graphics Corp.	265,249	5,856,698
MicroStrategy Inc. Class Aa,b	24,925	3,040,601
NetScout Systems Inc.[a,b]	102,565	2,904,641
Nuance Communications Inc.[a]	726,527	11,304,760
Open Text Corp.	162,618	11,926,404
Pegasystems Inc.	47,869	1,821,894
PTC Inc.[a]	329,342	9,129,360
QLIK Technologies Inc.[a]	242,033	6,133,116
RealPage Inc.[a,b]	137,444	3,371,501
Salesforce.com Inc.[a]	1,510,522	80,601,454
SolarWinds Inc.[a]	180,742	6,541,053
Solera Holdings Inc.	189,550	10,656,501
Splunk Inc.[a]	220,208	13,809,244
SS&C Technologies Holdings Inc.[a]	170,538	6,702,143
Synchronoss Technologies Inc.[a,b]	82,889	2,869,617
Synopsys Inc.[a]	425,359	15,504,336
TIBCO Software Inc.[a]	420,821	10,335,364
TiVo Inc.[a,b]	348,721	4,634,502
Tyler Technologies Inc.[a]	77,198	7,465,819
Ultimate Software Group Inc. (The)[a,b]	78,629	12,146,608
Verint Systems Inc.[a]	145,197	5,302,595
VirnetX Holding Corp.[a,b]	117,257	2,549,167

		539,520,194
HOME ENTERTAINMENT SOFTWARE — 5.71%
Activision Blizzard Inc.	1,175,859	19,566,294
Electronic Arts Inc.[a]	844,668	22,172,535
Take-Two Interactive Software Inc.[a]	243,060	4,353,204
Zynga Inc. Class Aa,b	1,728,313	6,204,644

		52,296,677
SYSTEMS SOFTWARE — 35.23%
CA Inc.	903,731	28,702,497
CommVault Systems Inc.[a,b]	121,010	9,448,461
Fortinet Inc.[a]	376,240	7,566,186

Security	Shares	Value

MICROS Systems Inc.[a,b]	211,044	$11,449,137
Microsoft Corp.	2,368,395	83,722,763
NetSuite Inc.[a,b]	83,238	8,397,049
Oracle Corp.	2,362,617	79,147,670
Progress Software Corp.[a,b]	149,054	3,869,442
Red Hat Inc.[a]	521,496	22,565,132
Rovi Corp.[a]	279,942	4,691,828
Symantec Corp.	1,924,577	43,764,881
VMware Inc. Class Aa,b	236,647	19,234,668

		322,559,714

TOTAL COMMON STOCKS (Cost: $826,266,522)		914,376,585

SHORT-TERM INVESTMENTS — 8.79%

MONEY MARKET FUNDS — 8.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%c,[d,e]	74,693,322	74,693,322
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c],[d,e]	4,340,949	4,340,949
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,451,130	1,451,130

		80,485,401

TOTAL SHORT-TERM INVESTMENTS (Cost: $80,485,401)		80,485,401

TOTAL INVESTMENTS IN SECURITIES — 108.66%
(Cost: $906,751,923)		994,861,986
Other Assets, Less Liabilities — (8.66)%		(79,336,174)

NET ASSETS — 100.00%		$915,525,812

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

232

Schedule of Investments  (Unaudited)

iSHARES® NYSE 100 ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 4.08%
Boeing Co. (The)	6,324	$825,282
General Dynamics Corp.	2,666	230,955
Honeywell International Inc.	6,582	570,857
Lockheed Martin Corp.	2,695	359,351
United Technologies Corp.	7,691	817,169

		2,803,614
AIR FREIGHT & LOGISTICS — 1.35%
FedEx Corp.	2,492	326,452
United Parcel Service Inc. Class B	6,079	597,201

		923,653
AUTOMOBILES — 1.21%
Ford Motor Co.	32,447	555,168
General Motors Co.[a]	7,415	273,984

		829,152
BEVERAGES — 3.62%
Coca-Cola Co. (The)	35,307	1,397,098
PepsiCo Inc.	12,929	1,087,200

		2,484,298
CAPITAL MARKETS — 2.83%
Bank of New York Mellon Corp. (The)	9,629	306,202
BlackRock Inc.[b]	1,355	407,598
Franklin Resources Inc.	3,418	184,093
Goldman Sachs Group Inc. (The)	3,594	578,131
Morgan Stanley	16,282	467,782

		1,943,806
CHEMICALS — 2.80%
Dow Chemical Co. (The)	10,158	400,936
E.I. du Pont de Nemours and Co.	7,748	474,178
LyondellBasell Industries NV Class A	3,655	272,663
Monsanto Co.	4,474	469,233
Praxair Inc.	2,468	307,784

		1,924,794
COMMERCIAL BANKS — 4.08%
PNC Financial Services Group Inc. (The)[b]	4,459	327,870
U.S. Bancorp	15,511	579,491
Wells Fargo & Co.	44,402	1,895,522

		2,802,883
COMPUTERS & PERIPHERALS — 1.18%
EMC Corp.	17,291	416,194
Hewlett-Packard Co.	16,189	394,526

		810,720

Security	Shares	Value

CONSUMER FINANCE — 1.56%
American Express Co.	9,044	$739,799
Capital One Financial Corp.	4,847	332,844

		1,072,643
DIVERSIFIED FINANCIAL SERVICES — 7.56%
Bank of America Corp.	89,164	1,244,729
Berkshire Hathaway Inc. Class Ba	9,459	1,088,542
Citigroup Inc.	25,510	1,244,378
J.P. Morgan Chase & Co.	31,370	1,616,810

		5,194,459
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.12%
AT&T Inc.	44,725	1,619,045
Verizon Communications Inc.	23,993	1,211,886

		2,830,931
ELECTRIC UTILITIES — 1.49%
Duke Energy Corp.	5,923	424,857
NextEra Energy Inc.	3,519	298,235
Southern Co. (The)	7,287	298,111

		1,021,203
ELECTRICAL EQUIPMENT — 0.59%
Emerson Electric Co.	6,001	401,887

		401,887
ENERGY EQUIPMENT & SERVICES — 2.53%
Halliburton Co.	7,669	406,687
National Oilwell Varco Inc.	3,577	290,381
Schlumberger Ltd.	11,093	1,039,636

		1,736,704
FOOD & STAPLES RETAILING — 3.06%
CVS Caremark Corp.	10,267	639,224
Wal-Mart Stores Inc.	13,460	1,033,055
Walgreen Co.	7,218	427,594

		2,099,873
FOOD PRODUCTS — 0.39%
General Mills Inc.	5,310	267,730

		267,730
HEALTH CARE EQUIPMENT & SUPPLIES — 2.21%
Abbott Laboratories	13,078	478,001
Baxter International Inc.	4,549	299,643
Covidien PLC	3,939	252,529
Medtronic Inc.	8,452	485,145

		1,515,318

233

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE 100 ETF

October 31, 2013

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.83%
UnitedHealth Group Inc.	8,383	$572,224

		572,224
HOTELS, RESTAURANTS & LEISURE — 1.88%
Las Vegas Sands Corp.	3,313	232,639
McDonald’s Corp.	8,380	808,838
Yum! Brands Inc.	3,736	252,628

		1,294,105
HOUSEHOLD PRODUCTS — 3.93%
Colgate-Palmolive Co.	7,704	498,680
Kimberly-Clark Corp.	3,210	346,680
Procter & Gamble Co. (The)	22,977	1,855,393

		2,700,753
INDUSTRIAL CONGLOMERATES — 4.82%
3M Co.	5,731	721,246
Danaher Corp.	5,008	361,027
General Electric Co.	85,376	2,231,729

		3,314,002
INSURANCE — 2.30%
American International Group Inc.	12,379	639,375
MetLife Inc.	7,538	356,623
Prudential Financial Inc.	3,883	316,037
Travelers Companies Inc. (The)	3,126	269,774

		1,581,809
IT SERVICES — 5.14%
Accenture PLC Class A	5,413	397,855
International Business Machines Corp.	9,295	1,665,757
MasterCard Inc. Class A	866	621,009
Visa Inc. Class A	4,314	848,434

		3,533,055
MACHINERY — 1.49%
Caterpillar Inc.	5,519	460,064
Deere & Co.	3,248	265,816
Illinois Tool Works Inc.	3,771	297,117

		1,022,997
MEDIA — 2.18%
Time Warner Inc.	7,819	537,478
Walt Disney Co. (The)	14,041	963,072

		1,500,550
METALS & MINING — 0.46%
Freeport-McMoRan Copper & Gold Inc.	8,515	313,011

		313,011

Security	Shares	Value

MULTI-UTILITIES — 0.44%
Dominion Resources Inc.	4,788	$305,235

		305,235
MULTILINE RETAIL — 0.51%
Target Corp.	5,372	348,052

		348,052
OIL, GAS & CONSUMABLE FUELS — 12.09%
Anadarko Petroleum Corp.	4,220	402,124
Apache Corp.	3,247	288,334
Chevron Corp.	16,251	1,949,470
ConocoPhillips	10,250	751,325
EOG Resources Inc.	2,261	403,362
Exxon Mobil Corp.	37,276	3,340,675
Kinder Morgan Inc.	5,545	195,794
Occidental Petroleum Corp.	6,688	642,583
Phillips 66	5,184	334,005

		8,307,672
PHARMACEUTICALS — 10.25%
AbbVie Inc.	13,273	643,077
Allergan Inc.	2,574	233,230
Bristol-Myers Squibb Co.	13,804	724,986
Eli Lilly and Co.	8,320	414,503
Johnson & Johnson	23,548	2,180,780
Merck & Co. Inc.	25,315	1,141,453
Pfizer Inc.	55,501	1,702,771

		7,040,800
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.59%
Simon Property Group Inc.	2,610	403,376

		403,376
ROAD & RAIL — 0.85%
Union Pacific Corp.	3,852	583,193

		583,193
SOFTWARE — 1.44%
Oracle Corp.	29,505	988,418

		988,418
SPECIALTY RETAIL — 2.59%
Home Depot Inc. (The)	12,246	953,841
Lowe’s Companies Inc.	9,314	463,651
TJX Companies Inc. (The)	5,965	362,612

		1,780,104
TEXTILES, APPAREL & LUXURY GOODS — 0.65%
Nike Inc. Class B	5,918	448,348

		448,348

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE 100 ETF

October 31, 2013

Security	Shares	Value

TOBACCO — 2.69%
Altria Group Inc.	16,809	$625,799
Philip Morris International Inc.	13,711	1,221,924

		1,847,723

TOTAL COMMON STOCKS (Cost: $58,735,920)		68,549,095

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	47,404	47,404

		47,404

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,404)		47,404

TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $58,783,324)		68,596,499
Other Assets, Less Liabilities — 0.14%		93,749

NET ASSETS — 100.00%		$68,690,248

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

235

Schedule of Investments  (Unaudited)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.46%
AAR Corp.	130	$3,806
Alliant Techsystems Inc.	113	12,302
Boeing Co. (The)	2,508	327,294
CAE Inc.	856	9,861
Cubic Corp.	53	2,783
Curtiss-Wright Corp.	128	6,372
DigitalGlobe Inc.[a]	288	9,164
Ducommun Inc.[a]	38	945
Embraer SA SP ADR	501	14,724
Engility Holdings Inc.[a]	51	1,580
Esterline Technologies Corp.[a]	142	11,383
Exelis Inc.	621	10,240
GenCorp Inc.[a,b]	186	3,125
General Dynamics Corp.	1,042	90,268
HEICO Corp.	66	3,536
HEICO Corp. Class A	122	4,753
Hexcel Corp.[a,b]	328	13,878
Honeywell International Inc.	2,630	228,100
Huntington Ingalls Industries Inc.	167	11,949
L-3 Communications Holdings Inc.	302	30,336
Lockheed Martin Corp.	1,059	141,207
Moog Inc. Class Aa	143	8,541
National Presto Industries Inc.	17	1,199
Northrop Grumman Corp.	773	83,105
Orbital Sciences Corp.[a]	194	4,476
Precision Castparts Corp.	492	124,697
Raytheon Co.	1,043	85,912
Rockwell Collins Inc.	444	31,005
Spirit AeroSystems Holdings Inc. Class Aa,b	394	10,516
Teledyne Technologies Inc.[a]	118	10,481
Textron Inc.	919	26,458
TransDigm Group Inc.	166	24,138
Triumph Group Inc.	173	12,395
United Technologies Corp.	3,063	325,444

		1,685,973
AIR FREIGHT & LOGISTICS — 0.54%
FedEx Corp.	999	130,869
United Parcel Service Inc. Class B	2,412	236,955

		367,824
AIRLINES — 0.33%
Alaska Air Group Inc.	233	16,464
China Eastern Airlines Corp. Ltd. Class H SP ADR[a]	92	1,556
China Southern Airlines Co. Ltd. Class H SP ADR	116	2,146
Copa Holdings SA Class A	115	17,197
Delta Air Lines Inc.	2,844	75,025
LATAM Airlines Group SA SP ADR	851	14,084
Southwest Airlines Co.	2,378	40,949
United Continental Holdings Inc.[a]	1,210	41,079
US Airways Group Inc.[a]	653	14,346

		222,846

Security	Shares	Value

AUTO COMPONENTS — 0.59%
Allison Transmission Holdings Inc.	157	$3,823
American Axle & Manufacturing Holdings Inc.[a]	219	4,075
Autoliv Inc.	324	28,910
BorgWarner Inc.	382	39,396
Cooper Tire & Rubber Co.	201	5,228
Dana Holding Corp.	470	9,212
Delphi Automotive PLC	1,029	58,859
Drew Industries Inc.	68	3,418
Johnson Controls Inc.	2,319	107,022
Lear Corp.	281	21,746
Magna International Inc. Class A	744	63,017
Modine Manufacturing Co.[a]	155	2,065
Standard Motor Products Inc.	68	2,459
Stoneridge Inc.[a]	131	1,671
Superior Industries International Inc.	81	1,519
Tenneco Inc.[a]	215	11,410
TRW Automotive Holdings Corp.[a]	398	29,894
Visteon Corp.[a]	157	12,103

		405,827
AUTOMOBILES — 1.78%
Ford Motor Co.	12,992	222,293
General Motors Co.[a]	2,900	107,155
Harley-Davidson Inc.	747	47,838
Honda Motor Co. Ltd. SP ADR	5,513	220,299
Tata Motors Ltd. SP ADR	1,065	33,356
Thor Industries Inc.	134	7,773
Toyota Motor Corp. SP ADR	4,478	579,543
Winnebago Industries Inc.[a]	98	2,907

		1,221,164
BEVERAGES — 2.66%
Anheuser-Busch InBev NV SP ADR	2,687	278,722
Beam Inc.	532	35,804
Boston Beer Co. Inc. (The) Class Aa	27	6,199
Brown-Forman Corp. Class A	138	9,947
Brown-Forman Corp. Class B NVS	399	29,119
Coca-Cola Co. (The)	14,063	556,473
Coca-Cola Enterprises Inc.	862	35,971
Coca-Cola FEMSA SAB de CV SP ADR	155	18,839
Coca-Cola HBC AG SP ADR	691	19,942
Companhia de Bebidas das Americas-AmBev SP ADR	490	18,203
Compania Cervecerias Unidas SA SP ADR	88	2,349
Constellation Brands Inc. Class Aa	507	33,107
Constellation Brands Inc. Class Ba	5	323
Cott Corp.	158	1,296
Diageo PLC SP ADR	2,099	267,811
Dr Pepper Snapple Group Inc.	673	31,867
Embotelladora Andina SA Class A SP ADR	76	1,968
Embotelladora Andina SA Class B SP ADR	249	8,516
Molson Coors Brewing Co. Class B NVS	469	25,326
PepsiCo Inc.	5,152	433,232
Vina Concha y Toro SA SP ADR	99	3,668

		1,818,682
BIOTECHNOLOGY — 0.06%
Elan Corp. PLC SP ADR[a]	1,695	28,239
Emergent BioSolutions Inc.[a]	78	1,523

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

Opko Health Inc.[a,b]	853	$8,547
Puma Biotechnology Inc.[a]	67	2,567

		40,876
BUILDING PRODUCTS — 0.15%
A.O. Smith Corp.	260	13,429
Armstrong World Industries Inc.[a]	70	3,740
Fortune Brands Home & Security Inc.	522	22,488
Griffon Corp.	89	1,115
Lennox International Inc.	165	12,880
Masco Corp.	1,142	24,130
NCI Building Systems Inc.[a]	107	1,544
Owens Corning[a]	361	12,971
Quanex Building Products Corp.	128	2,276
Simpson Manufacturing Co. Inc.	91	3,226
Trex Co. Inc.[a]	60	4,213
USG Corp.[a]	116	3,168

		105,180
CAPITAL MARKETS — 2.85%
Affiliated Managers Group Inc.[a]	173	34,157
Ameriprise Financial Inc.	652	65,552
Apollo Global Management LLC Class A	418	13,485
Arlington Asset Investment Corp. Class A	24	592
Artisan Partners Asset Management Inc.	91	5,448
Bank of New York Mellon Corp. (The)	3,804	120,967
BlackRock Inc.[c]	539	162,137
Charles Schwab Corp. (The)	3,652	82,718
Cohen & Steers Inc.	68	2,608
Credit Suisse Group PLC SP ADR	4,799	149,393
Deutsche Bank AG	3,424	165,448
Eaton Vance Corp. NVS	398	16,640
Evercore Partners Inc. Class A	87	4,391
Federated Investors Inc. Class B	312	8,461
Franklin Resources Inc.	1,377	74,165
FXCM Inc. Class A	323	5,294
GAMCO Investors Inc. Class A	23	1,645
GFI Group Inc.	219	760
Goldman Sachs Group Inc. (The)	1,431	230,191
Greenhill & Co. Inc.	80	4,104
HFF Inc. Class A	120	2,946
Invesco Ltd.	1,461	49,309
Investment Technology Group Inc.[a]	138	2,211
Janus Capital Group Inc.	623	6,149
JMP Group Inc.	58	372
KCG Holdings Inc. Class Aa	214	1,870
Lazard Ltd. Class A	368	14,223
Legg Mason Inc.	388	14,926
Morgan Stanley	6,478	186,113
Noah Holdings Ltd. SP ADR	59	1,138
Nomura Holdings Inc. SP ADR	11,889	87,503
Oaktree Capital Group LLC	98	5,578
Oppenheimer Holdings Inc. Class A	38	754
Piper Jaffray Companies Inc.[a]	66	2,369
Raymond James Financial Inc.	396	18,077
Safeguard Scientifics Inc.[a,b]	136	2,373
State Street Corp.	1,511	105,876
Stifel Financial Corp.[a]	203	8,313
SWS Group Inc.[a]	108	608
TD Ameritrade Holding Corp.	793	21,617
Teton Advisors Inc. Class B	3	68

Security	Shares	Value

UBS AG	12,781	$247,440
Waddell & Reed Financial Inc. Class A	288	17,784
Walter Investment Management Corp.[a]	145	5,477
Westwood Holdings Group Inc.	28	1,493

		1,952,743
CHEMICALS — 2.76%
Agrium Inc.	499	42,575
Air Products and Chemicals Inc.	711	77,506
Airgas Inc.	218	23,777
Albemarle Corp.	287	18,997
American Vanguard Corp.	83	2,166
Ashland Inc.	277	25,636
Axiall Corp.	216	8,400
Cabot Corp.	227	10,580
Calgon Carbon Corp.[a]	188	3,751
Celanese Corp. Series A	556	31,142
CF Industries Holdings Inc.	200	43,120
Chemtura Corp.[a]	323	7,913
China Green Agriculture Inc.[a]	53	209
Cytec Industries Inc.	130	10,802
Dow Chemical Co. (The)	4,066	160,485
E.I. du Pont de Nemours and Co.	3,086	188,863
Eastman Chemical Co.	507	39,947
Ecolab Inc.	990	104,940
Ferro Corp.[a]	289	3,708
Flotek Industries Inc.[a]	165	3,528
FMC Corp.	468	34,052
FutureFuel Corp.	47	818
H.B. Fuller Co.	126	6,032
Huntsman Corp.	603	14,002
International Flavors & Fragrances Inc.	268	22,150
Intrepid Potash Inc.[b]	211	3,133
Koppers Holdings Inc.	42	1,869
Kraton Performance Polymers Inc.[a]	107	2,276
Kronos Worldwide Inc.	131	2,032
LSB Industries Inc.[a]	62	2,277
LyondellBasell Industries NV Class A	1,463	109,140
Minerals Technologies Inc.	120	6,796
Monsanto Co.	1,782	186,896
Mosaic Co. (The)	992	45,483
NewMarket Corp.[b]	39	12,143
Olin Corp.	282	6,348
OM Group Inc.[a,b]	109	3,706
OMNOVA Solutions Inc.[a]	203	1,766
PolyOne Corp.	342	10,363
Potash Corp. of Saskatchewan	2,933	91,216
PPG Industries Inc.	483	88,186
Praxair Inc.	992	123,712
Quaker Chemical Corp.	41	3,112
Rockwood Holdings Inc.	249	15,749
RPM International Inc.	439	16,998
Scotts Miracle-Gro Co. (The) Class A	142	8,338
Sensient Technologies Corp.	168	8,758
Sherwin-Williams Co. (The)	298	56,024
Sinopec Shanghai Petrochemical Co. Ltd. Class H SP ADR	79	3,062
Sociedad Quimica y Minera de Chile SA Series B SP ADR	310	8,559
Stepan Co.	58	3,414
Syngenta AG SP ADR	1,536	124,032
Tredegar Corp.	76	2,221
Tronox Ltd. Class A	216	4,987
Valhi Inc.	38	698

237

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

Valspar Corp. (The)	278	$19,452
W.R. Grace & Co.[a]	239	21,907
Westlake Chemical Corp.	68	7,305
Zep Inc.	72	1,432

		1,888,489
COMMERCIAL BANKS — 8.29%
Banco Bilbao Vizcaya Argentaria SA SP ADR	18,614	217,412
Banco de Chile SP ADR[b]	141	12,948
Banco Latinoamericano de Comercio Exterior SA Class E	221	5,797
Banco Macro SA SP ADR[a]	115	2,980
Banco Santander (Chile) SA SP ADR[b]	540	13,262
Banco Santander SA SP ADR[b]	35,475	316,082
BancorpSouth Inc.	273	6,033
Bank of Hawaii Corp.	158	9,161
Bank of Montreal	2,192	152,782
Bank of Nova Scotia	3,997	242,898
BankUnited Inc.	196	6,031
Barclays PLC SP ADR	12,640	212,478
BB&T Corp.	2,255	76,602
BBVA Banco Frances SA SP ADR[a]	121	877
Canadian Imperial Bank of Commerce	1,350	114,952
CapitalSource Inc.	596	7,796
CIT Group Inc.[a]	650	31,304
City National Corp.	144	10,384
Comerica Inc.	605	26,196
Community Bank System Inc.	159	5,773
CorpBanca SA SP ADR	406	6,983
Credicorp Ltd.	171	23,359
Cullen/Frost Bankers Inc.	183	12,955
F.N.B. Corp.	548	6,855
First BanCorp (Puerto Rico)[a]	385	2,137
First Commonwealth Financial Corp.	350	3,042
First Horizon National Corp.	824	8,776
First Republic Bank	360	18,385
Governor & Co. of the Bank of Ireland (The) SP ADR[a]	1,663	24,163
Grupo Financiero Santander Mexico SAB de CV Series B SP ADR	409	5,779
HDFC Bank Ltd. SP ADR	1,988	72,065
HSBC Holdings PLC SP ADR	12,423	683,762
Hudson Valley Holding Corp.	113	2,089
ICICI Bank Ltd. SP ADR	1,757	65,571
KB Financial Group Inc. SP ADR	1,171	45,447
KeyCorp	3,043	38,129
Lloyds TSB Group PLC SP ADR[a,b]	36,554	183,867
M&T Bank Corp.	384	43,212
Mitsubishi UFJ Financial Group Inc. SP ADR	40,728	260,659
Mizuho Financial Group Inc. SP ADR[b]	36,404	152,897
National Bank Holdings Corp. Class A	269	5,649
National Bank of Greece SA SP ADR[b]	906	5,300
OFG Bancorp	144	2,133
PNC Financial Services Group Inc. (The)[c]	1,788	131,472
Prosperity Bancshares Inc.	195	12,178
Regions Financial Corp.	4,702	45,280
Royal Bank of Canada	4,818	323,673
Royal Bank of Scotland Group PLC SP ADR[a]	3,772	44,434
Shinhan Financial Group Co. Ltd. SP ADR[b]	1,484	64,317
Sterling Bancorp	194	2,862
Sterling Bancorp	175	2,051
Sumitomo Mitsui Financial Group Inc. SP ADR	20,572	199,548
SunTrust Banks Inc.	1,746	58,735
Synovus Financial Corp.	2,873	9,337
TCF Financial Corp.	441	6,694

Security	Shares	Value

Toronto-Dominion Bank (The)	3,084	$282,864
U.S. Bancorp	6,168	230,436
Valley National Bancorp	698	6,806
Webster Financial Corp.	337	9,399
Wells Fargo & Co.	17,637	752,924
Western Alliance Bancorp[a]	271	5,732
Westpac Banking Corp. SP ADR	10,175	332,214
Woori Finance Holdings Co. Ltd. SP ADR	330	11,563

		5,677,481
COMMERCIAL SERVICES & SUPPLIES — 0.51%
ABM Industries Inc.	144	3,961
ACCO Brands Corp.[a,b]	353	2,065
ADT Corp. (The)	744	32,267
ARC Document Solutions Inc.[a]	128	799
Brink’s Co. (The)	125	3,925
Cenveo Inc.[a]	358	1,124
Clean Harbors Inc.[a,b]	161	9,942
Consolidated Graphics Inc.[a]	34	2,179
Covanta Holding Corp.	319	5,477
Deluxe Corp.	173	8,147
Ennis Inc.	84	1,491
HNI Corp.	121	4,701
Iron Mountain Inc.	561	14,889
KAR Auction Services Inc.	424	12,601
Knoll Inc.	158	2,594
Mine Safety Appliances Co.	108	5,201
NL Industries Inc.	18	210
Pitney Bowes Inc.	683	14,575
Progressive Waste Solutions Ltd.	385	10,337
Quad Graphics Inc.	68	2,375
Republic Services Inc.	1,191	39,863
Ritchie Bros. Auctioneers Inc.[b]	316	6,257
Rollins Inc.	244	6,744
Schawk Inc.	38	556
Steelcase Inc. Class A	293	4,802
Team Inc.[a]	59	2,200
Tyco International Ltd.	1,538	56,214
UniFirst Corp.	43	4,421
Viad Corp.	68	1,816
Waste Connections Inc.	383	16,369
Waste Management Inc.	1,579	68,750

		346,852
COMMUNICATIONS EQUIPMENT — 0.36%
Alcatel-Lucent SP ADR[a]	6,622	25,362
Calix Inc.[a]	118	1,200
Emulex Corp.[a]	293	2,206
Harris Corp.	356	22,058
Juniper Networks Inc.[a]	1,650	30,756
Motorola Solutions Inc.	902	56,393
Nokia OYJ SP ADR[a]	12,569	95,902
Palo Alto Networks Inc.[a]	99	4,174
Plantronics Inc.	132	5,668

		243,719
COMPUTERS & PERIPHERALS — 0.56%
3D Systems Corp.[a,b]	316	19,668
China Digital TV Holding Co. Ltd. SP ADR	179	304
Diebold Inc.	216	6,471

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

EMC Corp.	6,892	$165,890
Fusion-io Inc.[a,b]	323	3,472
Hewlett-Packard Co.	6,501	158,429
Imation Corp.[a]	109	507
Lexmark International Inc. Class A	192	6,826
NCR Corp.[a]	525	19,189
Quantum Corp.[a]	773	959

		381,715
CONSTRUCTION & ENGINEERING — 0.29%
AECOM Technology Corp.[a]	306	9,725
Ameresco Inc. Class Aa	62	648
Chicago Bridge & Iron Co. NV	345	25,561
Comfort Systems USA Inc.	128	2,385
Dycom Industries Inc.[a]	116	3,439
EMCOR Group Inc.	220	8,153
Empresas ICA SAB de CV SP ADR[a]	498	3,790
Fluor Corp.	549	40,747
Furmanite Corp.[a]	210	2,362
Grana y Montero SAa	245	5,307
Granite Construction Inc.	128	4,141
Jacobs Engineering Group Inc.[a]	424	25,788
KBR Inc.	520	17,961
MasTec Inc.[a,b]	201	6,426
Orion Marine Group Inc.[a,b]	131	1,637
Pike Electric Corp.	497	5,373
Quanta Services Inc.[a]	651	19,667
Tutor Perini Corp.[a]	110	2,524
URS Corp.	263	14,260

		199,894
CONSTRUCTION MATERIALS — 0.23%
Cemex SAB de CV SP ADR[a]	3,687	39,008
CRH PLC SP ADR	2,147	52,559
Eagle Materials Inc.	142	10,651
Headwaters Inc.[a,b]	323	2,820
James Hardie Industries SE SP ADR	188	9,791
Martin Marietta Materials Inc.	152	14,910
Texas Industries Inc.[a]	81	4,350
Vulcan Materials Co.	435	23,294

		157,383
CONSUMER FINANCE — 0.76%
American Express Co.	3,594	293,989
Capital One Financial Corp.	1,953	134,113
Cash America International Inc.[b]	98	3,866
Cash Store Financial Services Inc. (The)[a]	179	279
Discover Financial Services	1,635	84,824
Green Dot Corp. Class Aa	54	1,159
Imperial Holdings Inc.[a]	57	334
Nelnet Inc. Class A	94	4,007

		522,571
CONTAINERS & PACKAGING — 0.32%
AptarGroup Inc.	204	13,089
Avery Dennison Corp.	327	15,408
Ball Corp.	474	23,174
Bemis Co. Inc.	336	13,406
Berry Plastics Group Inc.[a]	185	3,715

Security	Shares	Value

Crown Holdings Inc.[a]	472	$20,579
Graphic Packaging Holding Co.[a]	678	5,695
Greif Inc. Class A	81	4,333
Greif Inc. Class B	19	1,080
MeadWestvaco Corp.	576	20,074
Myers Industries Inc.	114	2,032
Owens-Illinois Inc.[a]	606	19,265
Packaging Corp. of America	311	19,369
Rock-Tenn Co. Class A	227	24,291
Sealed Air Corp.	629	18,983
Sonoco Products Co.	321	13,045

		217,538
DISTRIBUTORS — 0.06%
Genuine Parts Co.	504	39,730

		39,730
DIVERSIFIED CONSUMER SERVICES — 0.14%
Ambow Education Holding Ltd. Class A SP ADR[a,d]	56	26
Bridgepoint Education Inc.[a]	83	1,627
Carriage Services Inc.	47	944
DeVry Inc.	162	5,816
H&R Block Inc.	896	25,482
Hillenbrand Inc.	209	5,898
ITT Educational Services Inc.[a]	110	4,413
K12 Inc.[a]	85	1,554
Mac-Gray Corp.	39	822
New Oriental Education & Technology Group Inc. SP ADR	518	13,577
Regis Corp.	137	1,987
Service Corp. International	677	12,193
Sotheby’s	225	11,677
TAL Education Group Class A SP ADR	177	3,397
Universal Technical Institute Inc.	71	944
Weight Watchers International Inc.	64	2,055
Xueda Education Group SP ADR	83	388

		92,800
DIVERSIFIED FINANCIAL SERVICES — 4.17%
Bank of America Corp.	35,466	495,105
Berkshire Hathaway Inc. Class Ba	6,391	735,476
Citigroup Inc.	10,147	494,971
ING Groep NV SP ADR[a]	12,901	164,101
ING U.S. Inc.	221	6,855
IntercontinentalExchange Inc.[a,b]	240	46,255
J.P. Morgan Chase & Co.	12,473	642,858
Leucadia National Corp.	997	28,255
McGraw Hill Financial Inc.	891	62,085
Moody’s Corp.	734	51,865
MSCI Inc. Class Aa,b	397	16,186
NYSE Euronext Inc.	804	35,392
ORIX Corp. SP ADR	834	72,133
PHH Corp.[a]	188	4,521

		2,856,058
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.29%
AT&T Inc.	17,769	643,238
BCE Inc.	2,541	110,610
British Telecommunications PLC SP ADR	2,652	160,791
CenturyLink Inc.	1,971	66,738

239

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

China Telecom Corp. Ltd. Class H SP ADR	443	$22,894
China Unicom (Hong Kong) Ltd. SP ADR	1,475	23,010
Chunghwa Telecom Co. Ltd. SP ADR	1,552	49,416
Cincinnati Bell Inc.[a]	663	1,896
IDT Corp. Class B	68	1,489
KT Corp. SP ADR	1,510	25,036
Level 3 Communications Inc.[a]	604	18,452
Nippon Telegraph and Telephone Corp. SP ADR	4,632	120,895
Oi SA SP ADR	907	1,578
Orange SP ADR	6,443	88,462
Portugal Telecom SGPS SA SP ADR	1,836	8,244
Premiere Global Services Inc.[a]	173	1,559
PT Telekomunikasi Indonesia SP ADR	834	33,994
PTGi Holding Inc.	118	415
Telecom Argentina SA SP ADR[a]	269	5,264
Telecom Italia SpA RNC SP ADR	2,003	15,643
Telecom Italia SpA SP ADR	3,276	31,974
Telefonica SA SP ADR[a]	15,039	262,731
TELUS Corp.[a]	2,183	76,536
Verizon Communications Inc.	9,555	482,623
Vonage Holdings Corp.[a]	150	560

		2,254,048
ELECTRIC UTILITIES — 1.62%
ALLETE Inc.	113	5,710
American Electric Power Co. Inc.	1,643	76,958
Centrais Eletricas Brasileiras SA SP ADR	999	3,157
Cleco Corp.	203	9,407
Companhia Energetica de Minas Gerais SP ADR	239	2,151
CPFL Energia SA SP ADR	538	9,081
Duke Energy Corp.	2,364	169,570
Edison International	1,071	52,511
El Paso Electric Co.	100	3,517
Empire District Electric Co. (The)	143	3,216
Empresa Distribuidora y Comercializadora Norte SA SP ADR[a]	71	354
Enersis SA SP ADR	670	11,055
Entergy Corp.	591	38,250
Exelon Corp.	2,879	82,167
FirstEnergy Corp.	1,404	53,169
Great Plains Energy Inc.	540	12,658
Hawaiian Electric Industries Inc.	323	8,582
IDACORP Inc.	166	8,566
ITC Holdings Corp.	173	17,402
Korea Electric Power Corp. SP ADR[a]	1,732	22,932
NextEra Energy Inc.	1,414	119,836
Northeast Utilities	1,043	44,734
NV Energy Inc.	781	18,541
OGE Energy Corp.	636	23,468
Pampa Energia SA SP ADR[a]	150	792
Pepco Holdings Inc.	754	14,537
Pinnacle West Capital Corp.	363	20,339
PNM Resources Inc.	263	6,291
Portland General Electric Co.	215	6,170
PPL Corp.	2,135	65,395
Southern Co. (The)	2,928	119,784
UIL Holdings Corp.	182	7,011
Unitil Corp.	66	1,995
UNS Energy Corp.	143	7,076
Westar Energy Inc.	415	13,118
Xcel Energy Inc.	1,674	48,312

		1,107,812

Security	Shares	Value

ELECTRICAL EQUIPMENT — 1.09%
ABB Ltd. SP ADR	7,122	$181,397
Acuity Brands Inc.	144	14,473
AMETEK Inc.	803	38,407
AZZ Inc.	83	3,727
Babcock & Wilcox Co. (The)	390	12,562
Brady Corp. Class A	143	4,174
China Ming Yang Wind Power Group Ltd. SP ADR[a]	218	541
Eaton Corp. PLC	1,573	110,991
Emerson Electric Co.	2,400	160,728
EnerSys Inc.	169	11,213
Generac Holdings Inc.	219	10,808
General Cable Corp.	177	5,829
GrafTech International Ltd.[a,b]	438	3,898
Hubbell Inc. Class A	9	871
Hubbell Inc. Class B	174	18,712
Nidec Corp. SP ADR	1,578	38,472
Polypore International Inc.[a,b]	158	7,142
Regal Beloit Corp.	125	9,166
Rockwell Automation Inc.	459	50,678
Roper Industries Inc.	326	41,340
Sensata Technologies Holding NVa,b	411	15,466
Thermon Group Holdings Inc.[a]	103	2,422

		743,017
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.60%
Aeroflex Holding Corp.[a]	265	2,054
Amphenol Corp. Class A	521	41,831
Anixter International Inc.[a]	89	7,609
Arrow Electronics Inc.[a]	293	14,070
AU Optronics Corp. SP ADR[a]	2,875	9,085
Avnet Inc.	458	18,183
AVX Corp.	232	3,074
Badger Meter Inc.	53	2,756
Belden Inc.	135	9,080
Benchmark Electronics Inc.[a]	201	4,569
Celestica Inc.[a]	454	4,976
Checkpoint Systems Inc.[a]	133	2,264
Corning Inc.	4,779	81,673
CTS Corp.	113	2,104
Dolby Laboratories Inc. Class A	146	5,218
Fabrinet[a]	38	636
Ingram Micro Inc. Class Aa	483	11,191
InvenSense Inc.[a,b]	192	3,243
Jabil Circuit Inc.	623	12,996
Kemet Corp.[a]	145	822
Kyocera Corp. SP ADR	1,126	59,622
LG Display Co. Ltd. SP ADR[a,b]	1,337	15,643
Methode Electronics Inc.	123	3,146
Nam Tai Electronics Inc.	98	685
Park Electrochemical Corp.	64	1,795
Pulse Electronics Corp.[a]	13	48
RealD Inc.[a]	136	941
Rogers Corp.[a]	53	3,231
SYNNEX Corp.[a]	83	5,088
TE Connectivity Ltd.	1,408	72,498
Vishay Intertechnology Inc.[a]	479	5,877
Vishay Precision Group Inc.[a]	113	1,853

		407,861

240

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 2.16%
Atwood Oceanics Inc.[a,b]	220	$11,689
Baker Hughes Inc.	1,469	85,334
Basic Energy Services Inc.[a,b]	141	2,068
Bristow Group Inc.	136	10,944
C&J Energy Services Inc.[a,b]	175	4,032
Cal Dive International Inc.[a,b]	314	619
Cameron International Corp.[a]	808	44,327
CARBO Ceramics Inc.[b]	82	10,278
CGG SP ADR[a]	616	13,521
Core Laboratories NV	150	28,083
Diamond Offshore Drilling Inc.	471	29,169
Dresser-Rand Group Inc.[a]	233	14,159
Dril-Quip Inc.[a]	128	15,030
Ensco PLC Class A	774	44,621
ERA Group Inc.[a]	62	1,959
Exterran Holdings Inc.[a]	153	4,368
FMC Technologies Inc.[a]	771	38,974
Forum Energy Technologies Inc.[a,b]	144	4,213
Global Geophysical Services Inc.[a]	128	306
GulfMark Offshore Inc. Class A	61	3,037
Halliburton Co.	3,041	161,264
Helix Energy Solutions Group Inc.[a]	338	7,997
Helmerich & Payne Inc.	354	27,453
Hornbeck Offshore Services Inc.[a]	104	5,748
ION Geophysical Corp.[a]	398	1,847
Key Energy Services Inc.[a]	476	3,722
McDermott International Inc.[a,b]	685	4,843
Nabors Industries Ltd.	867	15,155
National Oilwell Varco Inc.	1,449	117,630
Natural Gas Services Group Inc.[a]	70	1,959
Newpark Resources Inc.[a]	303	3,863
Noble Corp.	818	30,839
North American Energy Partners Inc.[a]	207	1,246
Oceaneering International Inc.	359	30,831
Oil States International Inc.[a]	184	19,988
Parker Drilling Co.[a,b]	388	2,794
Precision Drilling Corp.	923	9,774
Rowan Companies PLC Class Aa	387	13,963
RPC Inc.	265	4,860
Schlumberger Ltd.	4,401	412,462
SEACOR Holdings Inc.	62	6,064
Seadrill Ltd.[b]	1,178	54,918
Superior Energy Services Inc.[a]	561	15,052
Tenaris SA SP ADR	779	36,465
TETRA Technologies Inc.[a]	255	3,307
Tidewater Inc.	173	10,418
Transocean Ltd.	1,159	54,554
Unit Corp.[a]	207	10,642
Weatherford International Ltd.[a]	2,309	37,960
Willbros Group Inc.[a,b]	159	1,552

		1,475,901
FOOD & STAPLES RETAILING — 1.57%
Cencosud SA SP ADR	1,634	20,572
CVS Caremark Corp.	4,092	254,768
Delhaize Group SP ADR	360	23,018
Harris Teeter Supermarkets Inc.	167	8,236
Kroger Co. (The)	1,613	69,101
Rite Aid Corp.[a]	2,945	15,697
Safeway Inc.	814	28,409

Security	Shares	Value

SUPERVALU Inc.[a]	708	$4,977
Susser Holdings Corp.[a]	71	3,894
Sysco Corp.	1,971	63,742
Wal-Mart Stores Inc.	5,343	410,075
Walgreen Co.	2,887	171,026
Weis Markets Inc.	63	3,224

		1,076,739
FOOD PRODUCTS — 1.70%
Adecoagro SAa	317	2,536
Archer-Daniels-Midland Co.	2,195	89,775
B&G Foods Inc. Class A	193	6,533
BRF - Brasil Foods SA SP ADR	2,334	54,686
Bunge Ltd.	491	40,326
Campbell Soup Co.	638	27,160
Chiquita Brands International Inc.[a]	151	1,563
ConAgra Foods Inc.	1,360	43,261
Darling International Inc.[a]	389	9,052
Dean Foods Co.[a,b]	388	7,566
Dole Food Co. Inc.[a]	120	1,626
Flowers Foods Inc.	591	14,976
Fresh Del Monte Produce Inc.	130	3,457
General Mills Inc.	2,103	106,033
Gruma SAB de CV Series B SP ADR[a]	117	3,201
Hershey Co. (The)	546	54,185
Hillshire Brands Co.	430	14,117
Hormel Foods Corp.	455	19,774
Industrias Bachoco SAB de CV SP ADR	28	1,148
Ingredion Inc.	257	16,900
J.M. Smucker Co. (The)	346	38,479
Kellogg Co.	1,254	79,315
McCormick & Co. Inc.	30	2,049
McCormick & Co. Inc. NVS	399	27,591
Mead Johnson Nutrition Co. Class A	679	55,447
Omega Protein Corp.[a]	66	618
Post Holdings Inc.[a]	99	4,252
Tootsie Roll Industries Inc.	88	2,816
TreeHouse Foods Inc.[a]	126	9,231
Tyson Foods Inc. Class A	939	25,982
Unilever NV NYS	5,743	228,112
Unilever PLC SP ADR	4,035	163,781
WhiteWave Foods Co. Class Aa,b	560	11,206

		1,166,754
GAS UTILITIES — 0.24%
AGL Resources Inc.	381	18,235
Atmos Energy Corp.	270	11,953
Chesapeake Utilities Corp.	31	1,687
Laclede Group Inc. (The)	68	3,201
National Fuel Gas Co.	261	18,675
New Jersey Resources Corp.	143	6,582
Northwest Natural Gas Co.	88	3,822
ONEOK Inc.	714	40,341
Piedmont Natural Gas Co.	239	8,159
Questar Corp.	593	14,030
South Jersey Industries Inc.	108	6,431
Southwest Gas Corp.	154	8,356
Transportadora de Gas del Sur SA SP ADR	236	533
UGI Corp.	398	16,465
WGL Holdings Inc.	167	7,517

		165,987

241

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.74%
Abbott Laboratories	5,226	$191,010
Alere Inc.[a]	238	8,028
Baxter International Inc.	1,834	120,806
Becton, Dickinson and Co.	638	67,073
Boston Scientific Corp.[a]	4,386	51,272
C.R. Bard Inc.	270	36,779
Cantel Medical Corp.	153	5,370
CareFusion Corp.[a]	739	28,651
Cooper Companies Inc. (The)	152	19,640
Covidien PLC	1,560	100,012
CryoLife Inc.	93	836
Edwards Lifesciences Corp.[a]	351	22,882
Globus Medical Inc. Class Aa	248	4,762
Greatbatch Inc.[a]	78	2,973
Haemonetics Corp.[a,b]	169	6,855
Hill-Rom Holdings Inc.	208	8,588
Invacare Corp.	102	2,190
Medtronic Inc.	3,339	191,659
Mindray Medical International Ltd. SP ADR	313	11,772
ResMed Inc.[b]	485	25,094
Smith & Nephew PLC SP ADR	568	36,471
St. Jude Medical Inc.	917	52,627
Steris Corp.	180	8,134
Stryker Corp.	1,119	82,649
Symmetry Medical Inc.[a]	120	972
Teleflex Inc.	140	12,905
Varian Medical Systems Inc.[a]	365	26,492
West Pharmaceutical Services Inc.	246	11,894
Zimmer Holdings Inc.	565	49,420

		1,187,816
HEALTH CARE PROVIDERS & SERVICES — 1.66%
Accretive Health Inc.[a,b]	203	1,677
Aetna Inc.	1,225	76,808
AmerisourceBergen Corp.	775	50,631
AMN Healthcare Services Inc.[a]	132	1,637
Brookdale Senior Living Inc.[a]	418	11,319
Capital Senior Living Corp.[a]	91	2,018
Cardinal Health Inc.	1,127	66,110
Centene Corp.[a]	174	9,772
Chemed Corp.	55	3,730
China Cord Blood Corp.[a,b]	128	531
Cigna Corp.	938	72,207
Community Health Systems Inc.	294	12,827
Concord Medical Services Holdings Ltd. SP ADR[a]	75	394
DaVita HealthCare Partners Inc.[a]	690	38,785
Emeritus Corp.[a]	156	2,989
Envision Healthcare Holdings Inc.[a]	144	4,183
ExamWorks Group Inc.[a]	114	2,947
Five Star Quality Care Inc.[a,b]	200	1,014
Fresenius Medical Care AG & Co. KGaA SP ADR	1,394	45,891
Hanger Inc.[a]	113	4,147
HCA Holdings Inc.	921	43,416
Health Management Associates Inc. Class Aa	768	9,846
Health Net Inc.[a]	236	7,174
HealthSouth Corp.	248	8,707
Humana Inc.	524	48,287
Kindred Healthcare Inc.	173	2,401
Laboratory Corp. of America Holdings[a]	304	30,674
Landauer Inc.	35	1,694

Security	Shares	Value

McKesson Corp.	771	$120,538
MEDNAX Inc.[a]	157	17,116
Molina Healthcare Inc.[a]	65	2,057
Omnicare Inc.	329	18,144
Owens & Minor Inc.	181	6,773
PharMerica Corp.[a]	98	1,446
Quest Diagnostics Inc.	518	31,033
Select Medical Holdings Corp.	186	1,577
Team Health Holdings Inc.[a]	224	9,731
Tenet Healthcare Corp.[a,b]	358	16,894
Triple-S Management Corp. Class Ba	68	1,211
UnitedHealth Group Inc.	3,339	227,920
Universal American Corp.	211	1,566
Universal Health Services Inc. Class B	294	23,685
WellCare Health Plans Inc.[a]	143	9,535
WellPoint Inc.	1,004	85,139

		1,136,181
HOTELS, RESTAURANTS & LEISURE — 1.42%
Arcos Dorados Holdings Inc. Class A	412	4,960
Bally Technologies Inc.[a,b]	119	8,704
Biglari Holdings Inc.[a]	7	3,052
Boyd Gaming Corp.[a]	375	3,960
Brinker International Inc.	218	9,684
Burger King Worldwide Inc.	248	5,253
Carnival Corp.	1,390	48,164
Carnival PLC SP ADR	732	26,059
CEC Entertainment Inc.	68	3,152
Chipotle Mexican Grill Inc.[a]	99	52,170
Choice Hotels International Inc.	111	5,172
Country Style Cooking Restaurant Chain Co. Ltd. SP ADR[a]	39	363
Darden Restaurants Inc.	425	21,900
DineEquity Inc.	38	3,119
Domino’s Pizza Inc.	192	12,876
Hyatt Hotels Corp. Class Aa	148	7,045
InterContinental Hotels Group PLC	768	22,541
International Game Technology	859	16,149
Krispy Kreme Doughnuts Inc.[a]	221	5,361
Las Vegas Sands Corp.	1,320	92,690
Life Time Fitness Inc.[a,b]	134	6,086
Marcus Corp. (The)	68	976
Marriott Vacations Worldwide Corp.[a]	116	5,809
McDonald’s Corp.	3,337	322,087
MGM Resorts International[a]	1,296	24,676
Orient-Express Hotels Ltd. Class Aa	314	4,179
Pinnacle Entertainment Inc.[a]	189	4,423
Red Lion Hotels Corp.[a]	58	349
Royal Caribbean Cruises Ltd.	564	23,711
Ruby Tuesday Inc.[a]	261	1,548
SeaWorld Entertainment Inc.	104	3,123
Six Flags Entertainment Corp.	202	7,597
Speedway Motorsports Inc.	43	785
Starwood Hotels & Resorts Worldwide Inc.	635	46,749
Tim Hortons Inc.	542	32,379
Vail Resorts Inc.	103	7,256
Wyndham Worldwide Corp.	437	29,017
Yum! Brands Inc.	1,502	101,565

		974,689
HOUSEHOLD DURABLES — 0.53%
Beazer Homes USA Inc.[a]	111	2,017

242

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

Blyth Inc.[b]	38	$525
Brookfield Residential Properties Inc.[a]	350	7,728
CSS Industries Inc.	30	777
D.R. Horton Inc.	864	16,373
Desarrolladora Homex SAB de CV SP ADR[a,b]	152	201
Ethan Allen Interiors Inc.	204	5,435
Gafisa SA SP ADR[a]	714	1,921
Harman International Industries Inc.	211	17,095
Hovnanian Enterprises Inc. Class Aa	188	951
Jarden Corp.[a]	350	19,376
KB Home	215	3,649
La-Z-Boy Inc.	173	3,993
Leggett & Platt Inc.	492	14,632
Lennar Corp. Class A	517	18,379
Lennar Corp. Class B	38	1,120
M.D.C. Holdings Inc.	98	2,861
M/I Homes Inc.[a]	286	5,854
Meritage Homes Corp.[a]	120	5,447
Mohawk Industries Inc.[a]	198	26,219
NACCO Industries Inc. Class A	20	1,139
Newell Rubbermaid Inc.	983	29,126
NVR Inc.[a]	14	12,842
PulteGroup Inc.	1,144	20,192
Ryland Group Inc. (The)	135	5,427
Sony Corp. SP ADR	3,336	57,546
Standard-Pacific Corp.[a]	505	4,005
Tempur Sealy International Inc.[a]	198	7,593
Toll Brothers Inc.[a]	531	17,459
Tupperware Brands Corp.	173	15,509
Whirlpool Corp.	252	36,794

		362,185
HOUSEHOLD PRODUCTS — 1.72%
Church & Dwight Co. Inc.	456	29,708
Clorox Co. (The)	476	42,931
Colgate-Palmolive Co.	3,083	199,563
Energizer Holdings Inc.	212	20,799
Kimberly-Clark Corp.	1,293	139,644
Oil-Dri Corp. of America	25	887
Procter & Gamble Co. (The)	9,129	737,167
Spectrum Brands Holdings Inc.	64	4,219

		1,174,918
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.20%
AES Corp. (The)	2,042	28,772
Atlantic Power Corp.	396	1,778
Calpine Corp.[a]	1,354	27,310
China Hydroelectric Corp. SP ADR[a]	503	1,257
Dynegy Inc.[a,b]	346	6,723
Empresa Nacional de Electricidad SA SP ADR	368	16,597
Genie Energy Ltd. Class Ba	68	702
Huaneng Power International Inc. Class H SP ADR	256	10,583
NRG Energy Inc.	1,053	30,042
Ormat Technologies Inc.	60	1,564
TransAlta Corp.	897	12,083

		137,411
INDUSTRIAL CONGLOMERATES — 2.60%
3M Co.	2,281	287,064
Carlisle Companies Inc.	218	15,844

Security	Shares	Value

Danaher Corp.	2,021	$145,694
General Electric Co.	33,911	886,433
Koninklijke Philips Electronics NV NYS	3,236	114,587
Siemens AG SP ADR	2,593	331,930

		1,781,552
INSURANCE — 3.72%
ACE Ltd.	1,128	107,656
Aegon NV NYS	7,190	57,232
Aflac Inc.	1,519	98,705
Alleghany Corp.[a]	53	21,487
Allied World Assurance Co. Holdings Ltd.	115	12,453
Allstate Corp. (The)	1,461	77,521
American Equity Investment Life Holding Co.	201	4,189
American Financial Group Inc.	239	13,446
American International Group Inc.	4,956	255,978
Aon PLC	1,036	81,937
Arthur J. Gallagher & Co.	434	20,593
Aspen Insurance Holdings Ltd.	235	9,167
Assurant Inc.	230	13,450
Assured Guaranty Ltd.	536	10,988
Aviva PLC SP ADR[b]	4,929	71,175
Axis Capital Holdings Ltd.	367	17,403
Brown & Brown Inc.	424	13,538
China Life Insurance Co. Ltd. Class H SP ADR	1,657	65,336
Chubb Corp. (The)	839	77,255
Citizens Inc.[a,b]	176	1,478
CNA Financial Corp.	896	36,369
CNO Financial Group Inc.	755	11,763
Endurance Specialty Holdings Ltd.	135	7,464
Everest Re Group Ltd.	138	21,216
FBL Financial Group Inc. Class A	31	1,387
Fidelity National Financial Inc. Class A	727	20,465
First American Financial Corp.	353	9,129
Genworth Financial Inc. Class Aa	1,629	23,669
Hanover Insurance Group Inc. (The)	160	9,366
Hartford Financial Services Group Inc. (The)	1,449	48,831
HCC Insurance Holdings Inc.	348	15,886
Hilltop Holdings Inc.[a]	228	3,954
Horace Mann Educators Corp.	132	3,656
Kemper Corp.	168	6,219
Kingsway Financial Services Inc.[a]	33	105
Lincoln National Corp.	884	40,143
Loews Corp.	1,080	52,175
Manulife Financial Corp.	6,202	109,775
Markel Corp.[a]	52	27,543
Marsh & McLennan Companies Inc.	1,824	83,539
MBIA Inc.[a]	503	5,719
Meadowbrook Insurance Group Inc.	175	1,162
Mercury General Corp.	92	4,284
MetLife Inc.	3,016	142,687
Montpelier Re Holdings Ltd.	163	4,501
Old Republic International Corp.	728	12,223
OneBeacon Insurance Group Ltd. Class A	302	4,820
PartnerRe Ltd.	171	17,136
Phoenix Companies Inc. (The)[a]	27	1,041
Platinum Underwriters Holdings Ltd.	103	6,406
Primerica Inc.	186	7,989
Principal Financial Group Inc.	954	45,277
ProAssurance Corp.	190	8,611
Progressive Corp. (The)	1,824	47,369
Protective Life Corp.	221	10,184

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

Prudential Financial Inc.	1,541	$125,422
Prudential PLC SP ADR	4,113	168,469
Reinsurance Group of America Inc.	235	16,727
RenaissanceRe Holdings Ltd.	144	13,494
RLI Corp.	68	6,425
StanCorp Financial Group Inc.	148	8,717
Stewart Information Services Corp.	68	2,130
Sun Life Financial Inc.	2,062	69,407
Symetra Financial Corp.	387	7,249
Torchmark Corp.	292	21,275
Travelers Companies Inc. (The)	1,223	105,545
Unum Group	906	28,757
Validus Holdings Ltd.	317	12,515
W.R. Berkley Corp.	388	17,037
White Mountains Insurance Group Ltd.	13	7,593
Willis Group Holdings PLC	561	25,284
XL Group PLC	981	29,989

		2,549,085
INTERNET & CATALOG RETAIL — 0.01%
E-Commerce China Dangdang Inc. SP ADR[a]	306	2,708
Vipshop Holdings Ltd.[a]	61	4,205

		6,913
INTERNET SOFTWARE & SERVICES — 0.26%
Active Network Inc. (The)[a]	147	2,123
AOL Inc.	249	9,024
Bankrate Inc.[a]	194	3,267
Demand Media Inc.[a]	237	1,133
Demandware Inc.[a]	77	3,808
Dice Holdings Inc.[a]	173	1,277
Envestnet Inc.[a]	68	2,468
IntraLinks Holdings Inc.[a]	130	1,351
LinkedIn Corp. Class Aa	305	68,219
Monster Worldwide Inc.[a,b]	432	1,866
Pandora Media Inc.[a]	669	16,812
Qihoo 360 Technology Co. Ltd. SP ADR[a]	259	21,404
Rackspace Hosting Inc.[a]	368	18,853
Renren Inc. SP ADR[a]	1,121	3,710
SouFun Holdings Ltd. SP ADR	81	4,311
Trulia Inc.[a]	79	3,157
XO Group Inc.[a]	149	2,068
Yelp Inc.[a]	96	6,504
Youku Tudou Inc.[a,b]	316	8,608

		179,963
IT SERVICES — 2.85%
Accenture PLC Class A	2,166	159,201
Alliance Data Systems Corp.[a,b]	156	36,981
Amdocs Ltd.	565	21,724
Booz Allen Hamilton Holding Corp.	63	1,247
Broadridge Financial Solutions Inc.	413	14,521
CACI International Inc. Class Aa	89	6,406
Camelot Information Systems Inc. SP ADR[a]	111	219
CGI Group Inc. Class Aa	906	30,405
CIBER Inc.[a]	205	666
Computer Sciences Corp.	484	23,842
Convergys Corp.	353	6,968
CoreLogic Inc.[a]	323	10,746
DST Systems Inc.	110	9,325

Security	Shares	Value

EPAM Systems Inc.[a]	88	$3,297
Fidelity National Information Services Inc.	971	47,336
FleetCor Technologies Inc.[a]	227	26,185
Gartner Inc.[a,b]	299	17,626
Genpact Ltd.[a]	569	11,283
Global Payments Inc.	264	15,703
Heartland Payment Systems Inc.	122	4,935
Higher One Holdings Inc.[a]	21	167
Infosys Ltd. SP ADR	1,440	76,407
International Business Machines Corp.	3,692	661,643
InterXion Holding NVa	150	3,369
iSoftStone Holdings Ltd. SP ADR[a]	138	685
Leidos Holdings Inc.	247	11,631
Lender Processing Services Inc.	305	10,529
MasterCard Inc. Class A	346	248,117
MAXIMUS Inc.	232	11,240
NeuStar Inc. Class Aa	197	9,046
Science Applications International Corp.	141	4,970
Teradata Corp.[a]	547	24,106
Total System Services Inc.	597	17,809
Unisys Corp.[a,b]	98	2,582
Vantiv Inc. Class Aa	285	7,838
VeriFone Systems Inc.[a,b]	347	7,863
Visa Inc. Class A	1,722	338,666
Western Union Co.	1,888	32,134
WEX Inc.[a]	111	10,362
Wipro Ltd. SP ADR	1,783	19,791
WNS Holdings Ltd. SP ADR[a]	167	3,756

		1,951,327
LEISURE EQUIPMENT & PRODUCTS — 0.07%
Brunswick Corp.	313	14,126
Callaway Golf Co.	216	1,821
LeapFrog Enterprises Inc.[a,b]	167	1,429
Polaris Industries Inc.	218	28,547
Sturm, Ruger & Co. Inc.[b]	65	4,252

		50,175
LIFE SCIENCES TOOLS & SERVICES — 0.43%
Agilent Technologies Inc.	1,156	58,679
Bio-Rad Laboratories Inc. Class Aa	67	8,276
Cambrex Corp.[a]	98	1,648
Charles River Laboratories International Inc.[a]	173	8,513
Covance Inc.[a,b]	205	18,298
Enzo Biochem Inc.[a,b]	128	319
Mettler-Toledo International Inc.[a]	102	25,241
Nordion Inc.[a]	188	1,555
PerkinElmer Inc.	383	14,569
Quintiles Transnational Holdings Inc.[a]	89	3,737
Thermo Fisher Scientific Inc.	1,195	116,847
Waters Corp.[a]	271	27,349
Wuxi PharmaTech (Caymen) Inc. SP ADR[a]	234	6,845

		291,876
MACHINERY — 1.82%
Accuride Corp.[a]	146	657
Actuant Corp. Class A	231	8,676
AGCO Corp.	301	17,572
Alamo Group Inc.	18	849
Albany International Corp. Class A	86	3,166

244

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

Ampco-Pittsburgh Corp.	27	$497
Barnes Group Inc.	160	5,686
Blount International Inc.[a]	162	1,973
Briggs & Stratton Corp.	168	3,081
Caterpillar Inc.	2,201	183,475
China Yuchai International Ltd.	68	1,589
CIRCOR International Inc.	56	4,131
CLARCOR Inc.	149	8,714
CNH Industrial[a]	388	4,551
Colfax Corp.[a]	238	13,319
Crane Co.	171	10,859
Cummins Inc.	631	80,150
Deere & Co.	1,300	106,392
Donaldson Co. Inc.	465	18,419
Douglas Dynamics Inc.	68	1,032
Dover Corp.	561	51,494
EnPro Industries Inc.[a,b]	44	2,625
ESCO Technologies Inc.	61	2,201
Federal Signal Corp.[a]	207	2,834
Flowserve Corp.	472	32,790
Graco Inc.	203	15,684
Greenbrier Companies Inc. (The)[a]	80	2,123
Harsco Corp.	267	7,444
Hyster-Yale Materials Handling Inc.	19	1,490
IDEX Corp.	272	18,809
Illinois Tool Works Inc.	1,484	116,924
Ingersoll-Rand PLC	999	67,462
ITT Corp.	285	11,323
John Bean Technologies Corp.	98	2,664
Joy Global Inc.	340	19,295
Kadant Inc.	39	1,396
Kennametal Inc.	266	12,236
Lindsay Corp.	40	3,040
Lydall Inc.[a]	54	984
Manitowoc Co. Inc. (The)	450	8,757
Meritor Inc.[a]	378	2,597
Miller Industries Inc.	62	1,162
Mueller Industries Inc.	69	4,160
Mueller Water Products Inc. Class A	518	4,439
Navistar International Corp.[a,b]	238	8,606
Oshkosh Corp.[a]	303	14,420
Pall Corp.	365	29,390
Parker Hannifin Corp.	494	57,660
Pentair Ltd. Registered	681	45,688
Proto Labs Inc.[a]	64	5,367
Rexnord Corp.[a]	318	7,479
Snap-on Inc.	194	20,190
SPX Corp.	141	12,790
Standex International Corp.	40	2,460
Stanley Black & Decker Inc.	532	42,076
Tennant Co.	55	3,338
Terex Corp.[a]	332	11,603
Timken Co. (The)	261	13,783
Titan International Inc.	143	2,074
Toro Co. (The)	204	12,024
Trinity Industries Inc.	256	12,961
Valmont Industries Inc.	83	11,662
Wabash National Corp.[a,b]	227	2,647
WABCO Holdings Inc.[a]	205	17,564
Wabtec Corp.	294	19,166
Watts Water Technologies Inc. Class A	75	4,334
Xerium Technologies Inc.[a]	121	1,451

Security	Shares	Value

Xylem Inc.	602	$20,769

		1,248,223
MARINE — 0.04%
Baltic Trading Ltd.	54	242
Costamare Inc.	44	817
Danaos Corp.[a]	150	600
Diana Shipping Inc.[a]	232	2,631
Genco Shipping & Trading Ltd.[a]	103	275
International Shipholding Corp.	23	571
Kirby Corp.[a]	173	15,309
Matson Inc.	139	3,765
Navios Maritime Holdings Inc.	259	1,834
Safe Bulkers Inc.	83	619
Seaspan Corp.	122	2,724

		29,387
MEDIA — 1.98%
A.H. Belo Corp. Class A	493	3,964
Belo Corp. Class A	309	4,243
Cablevision NY Group Class A	700	10,885
CBS Corp. Class A	29	1,714
CBS Corp. Class B NVS	1,862	110,119
Cinemark Holdings Inc.	360	11,812
Clear Channel Outdoor Holdings Inc. Class Aa	136	1,156
E.W. Scripps Co. (The) Class Aa	105	2,081
Entercom Communications Corp. Class Aa	158	1,386
Entravision Communications Corp. Class A	228	1,537
Gannett Co. Inc.	711	19,673
Grupo Televisa SAB SP ADR	1,728	52,600
Harte-Hanks Inc.	148	1,180
Imax Corp.[a]	207	6,034
Interpublic Group of Companies Inc. (The)	1,448	24,326
John Wiley & Sons Inc. Class A	154	7,745
Journal Communications Inc. Class Aa	133	1,111
LIN Media LLC[a]	128	3,145
Lions Gate Entertainment Corp.[a,b]	233	8,057
Live Nation Entertainment Inc.[a]	443	8,612
Meredith Corp.	122	6,259
New York Times Co. (The) Class Ab	439	6,071
Omnicom Group Inc.	890	60,618
Pearson PLC SP ADR	2,740	57,540
Promotora de Informaciones SA Class A SP ADR[a]	349	687
Promotora de Informaciones SA Class B SP ADR[a]	308	742
Reed Elsevier NV SP ADR	1,214	48,863
Reed Elsevier PLC SP ADR	999	56,124
Regal Entertainment Group Class A	237	4,505
Scripps Networks Interactive Inc. Class A	274	22,057
Shaw Communications Inc. Class B	1,275	30,511
Thomson Reuters Corp.	1,255	47,150
Time Warner Cable Inc.	964	115,825
Time Warner Inc.	3,106	213,506
Valassis Communications Inc.	115	3,146
Walt Disney Co. (The)	5,593	383,624
Washington Post Co. (The) Class B	22	14,153
World Wrestling Entertainment Inc. Class A	114	1,476

		1,354,237
METALS & MINING — 2.67%
A.M. Castle & Co.[a]	60	859

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

Agnico-Eagle Mines Ltd.	596	$17,600
AK Steel Holding Corp.[a,b]	366	1,610
Alamos Gold Inc.[a]	436	6,963
Alcoa Inc.	3,487	32,324
Allegheny Technologies Inc.	368	12,181
Alumina Ltd. SP ADR[a]	2,406	9,335
Aluminum Corp. of China Ltd. Class H SP ADR[a,b]	527	4,796
AMCOL International Corp.	77	2,470
AngloGold Ashanti Ltd. SP ADR	1,284	19,388
ArcelorMittal NYS	3,219	50,731
AuRico Gold Inc.	1,036	4,258
Barrick Gold Corp.	3,348	64,918
BHP Billiton Ltd. SP ADR[b]	5,286	373,667
BHP Billiton PLC SP ADR	3,358	206,987
Carpenter Technology Corp.	188	11,154
Cliffs Natural Resources Inc.[b]	482	12,378
Coeur Mining Inc.[a]	299	3,651
Commercial Metals Co.	321	5,894
Companhia Siderurgica Nacional SA SP ADR	2,505	13,878
Compania de Minas Buenaventura SA SP ADR	686	9,947
Compass Minerals International Inc.	102	7,596
Dominion Diamond Corp.[a]	254	3,419
DRDGOLD Ltd. SP ADR	45	222
Eldorado Gold Corp.	2,492	16,821
Endeavour Silver Corp.[a]	398	1,664
First Majestic Silver Corp.[a]	387	4,377
Fortuna Silver Mines Inc.[a]	526	2,067
Franco-Nevada Corp.	468	21,018
Freeport-McMoRan Copper & Gold Inc.	3,397	124,874
Gold Fields Ltd. SP ADR	2,509	11,541
Goldcorp Inc.	2,681	68,178
Harmony Gold Mining Co. Ltd. SP ADR	1,118	3,801
Hecla Mining Co.	933	2,911
HudBay Minerals Inc.	578	4,786
IAMGOLD Corp.	1,331	6,788
Kinross Gold Corp.	3,953	20,042
Materion Corp.	68	2,027
McEwen Mining Inc.[a]	658	1,408
Mechel OAO SP ADR[a]	503	1,589
Molycorp Inc.[a,b]	497	2,520
Newmont Mining Corp.	1,649	44,952
Noranda Aluminium Holding Corp.	176	479
Nucor Corp.	1,068	55,290
POSCO SP ADR	933	69,471
Pretium Resources Inc.[a]	248	811
Primero Mining Corp.[a]	278	1,590
Reliance Steel & Aluminum Co.	241	17,663
Rio Tinto PLC SP ADR	4,110	208,377
RTI International Metals Inc.[a]	98	3,322
Sesa Sterlite Ltd.[a]	737	9,507
Sibanye Gold Ltd. SP ADR	627	3,524
Silver Wheaton Corp.	1,169	26,501
Silvercorp Metals Inc.	583	1,848
Southern Copper Corp.	562	15,708
Stillwater Mining Co.[a]	308	3,360
SunCoke Energy Inc.[a]	240	4,800
Tahoe Resources Inc.[a]	319	6,109
Teck Resources Ltd. Class B	1,882	50,325
Ternium SA SP ADR	162	4,225
Thompson Creek Metals Co. Inc.[a]	503	1,615
Turquoise Hill Resources Ltd.[a]	1,440	6,941
United States Steel Corp.[b]	518	12,893
US Silica Holdings Inc.[b]	118	4,109

Security	Shares	Value

Vale SA SP ADR	4,248	$68,010
Walter Energy Inc.	231	3,671
Worthington Industries Inc.	197	7,986
Yamana Gold Inc.	2,480	24,626

		1,830,351
MULTI-UTILITIES — 1.24%
Alliant Energy Corp.	368	19,217
Ameren Corp.	822	29,740
Avista Corp.	193	5,363
Black Hills Corp.	146	7,405
CenterPoint Energy Inc.	1,380	33,948
CMS Energy Corp.	886	24,330
Consolidated Edison Inc.	983	57,230
Dominion Resources Inc.	1,922	122,527
DTE Energy Co.	576	39,825
Integrys Energy Group Inc.	263	15,433
Just Energy Group Inc.	560	3,982
MDU Resources Group Inc.	585	17,421
National Grid PLC SP ADR	2,467	155,248
NiSource Inc.	1,096	34,546
NorthWestern Corp.	120	5,501
PG&E Corp.	1,457	60,975
Public Service Enterprise Group Inc.	1,640	54,940
SCANA Corp.	406	18,932
Sempra Energy	756	68,902
TECO Energy Inc.	728	12,500
Vectren Corp.	263	9,184
Veolia Environnement SP ADR	1,253	21,564
Wisconsin Energy Corp.	744	31,330

		850,043
MULTILINE RETAIL — 0.55%
Big Lots Inc.[a]	211	7,672
Dillard’s Inc. Class A	96	7,870
Dollar General Corp.[a]	1,016	58,704
Family Dollar Stores Inc.	370	25,486
J.C. Penney Co. Inc.[a,b]	1,014	7,605
Kohl’s Corp.	697	39,589
Macy’s Inc.	1,281	59,067
Nordstrom Inc.	489	29,570
Saks Inc.[a]	323	5,165
Target Corp.	2,114	136,966

		377,694
OFFICE ELECTRONICS — 0.23%
Canon Inc. SP ADR	3,747	118,293
Xerox Corp.	3,855	38,318

		156,611
OIL, GAS & CONSUMABLE FUELS — 11.86%
Advantage Oil & Gas Ltd.[a]	548	2,241
Alon USA Energy Inc.	47	568
Alpha Natural Resources Inc.[a]	653	4,571
Anadarko Petroleum Corp.	1,695	161,517
Antero Resources Corp.[a]	102	5,762
Apache Corp.	1,310	116,328
Arch Coal Inc.[b]	588	2,493
Baytex Energy Corp.	428	17,895

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

Berry Petroleum Co. Class A	159	$7,592
Bill Barrett Corp.[a]	155	4,289
Bonanza Creek Energy Inc.[a]	143	7,227
BP PLC SP ADR	10,510	488,715
BPZ Resources Inc.[a,b]	353	710
Cabot Oil & Gas Corp.	1,388	49,024
Callon Petroleum Co.[a]	128	874
Cameco Corp.	1,306	24,814
Canadian Natural Resources Ltd.	3,486	110,681
Cenovus Energy Inc.	2,451	72,844
Chesapeake Energy Corp.	2,190	61,232
Chevron Corp.	6,461	775,062
China Petroleum & Chemical Corp. Class H SP ADR	793	63,733
Cimarex Energy Co.	286	30,130
Cloud Peak Energy Inc.[a]	203	3,169
CNOOC Ltd. SP ADR	537	108,640
Cobalt International Energy Inc.[a]	1,106	25,670
Comstock Resources Inc.	158	2,703
Concho Resources Inc.[a]	344	38,050
ConocoPhillips	4,075	298,698
CONSOL Energy Inc.	771	28,142
Continental Resources Inc.[a]	150	17,085
Cosan Ltd. Class Ab	624	9,834
CVR Energy Inc.	57	2,264
Delek US Holdings Inc.	151	3,858
Denbury Resources Inc.[a]	1,125	21,364
Devon Energy Corp.	1,308	82,692
DHT Holdings Inc.	17	87
Ecopetrol SA SP ADR[b]	831	39,356
Enbridge Inc.	2,704	117,327
Encana Corp.	2,469	44,244
Endeavour International Corp.[a]	128	760
Energen Corp.	242	18,953
Enerplus Corp.	643	11,105
Eni SpA SP ADR	4,254	216,103
EOG Resources Inc.	909	162,166
EPL Oil & Gas Inc.[a]	155	4,941
EQT Corp.	500	42,805
Equal Energy Ltd.	113	536
EXCO Resources Inc.	518	2,802
Exxon Mobil Corp.	14,869	1,332,560
Forest Oil Corp.[a]	381	1,806
Frontline Ltd.[a,b]	173	367
Goodrich Petroleum Corp.[a]	92	2,152
Halcon Resources Corp.[a,b]	786	4,071
Harvest Natural Resources Inc.[a,b]	113	565
Hess Corp.	1,012	82,174
HollyFrontier Corp.	671	30,906
Hyperdynamics Corp.[a,b]	110	397
InterOil Corp.[a]	115	7,987
Kinder Morgan Inc.	2,222	78,459
Kodiak Oil & Gas Corp.[a]	893	11,582
Kosmos Energy Ltd.[a]	251	2,676
Laredo Petroleum Holdings Inc.[a]	175	5,560
Magnum Hunter Resources Corp.[a,b]	630	4,492
Marathon Oil Corp.	2,410	84,977
Marathon Petroleum Corp.	1,113	79,758
Matador Resources Co.[a]	167	3,074
Miller Energy Resources Inc.[a]	108	730
Murphy Oil Corp.	608	36,675
Newfield Exploration Co.[a]	448	13,642
Noble Energy Inc.	1,166	87,368
Nordic American Tankers Ltd.[b]	159	1,297

Security	Shares	Value

Oasis Petroleum Inc.[a]	287	$15,283
Occidental Petroleum Corp.	2,665	256,053
Panhandle Oil and Gas Inc.	25	839
PBF Energy Inc.	170	4,476
Peabody Energy Corp.	822	16,013
Pembina Pipeline Corp.[a]	1,014	33,259
Pengrowth Energy Corp.	1,733	11,178
Penn Virginia Corp.[a]	151	1,285
Penn West Petroleum Ltd.	1,699	19,012
Petrobras Argentina SA Class B SP ADR	212	1,310
PetroChina Co. Ltd. Class H SP ADR	683	77,363
Petroleo Brasileiro SA SP ADR	4,887	85,180
PetroQuest Energy Inc.[a]	200	944
Phillips 66	2,093	134,852
Pioneer Natural Resources Co.	448	91,741
QEP Resources Inc.	618	20,431
Quicksilver Resources Inc.[a,b]	132	282
Range Resources Corp.	526	39,823
Resolute Energy Corp.[a,b]	171	1,604
REX American Resources Corp.[a]	23	663
Royal Dutch Shell PLC Class A SP ADR	6,368	424,491
Royal Dutch Shell PLC Class B SP ADR	4,195	291,636
Sanchez Energy Corp.[a,b]	129	3,678
SandRidge Energy Inc.[a,b]	1,562	9,903
Sasol Ltd. SP ADR	1,468	74,897
Scorpio Tankers Inc.	631	7,282
SemGroup Corp. Class A	141	8,515
Ship Finance International Ltd.	201	3,327
SM Energy Co.	220	19,494
Southwestern Energy Co.[a]	1,140	42,431
Spectra Energy Corp.	2,242	79,748
Statoil ASA SP ADR	3,093	73,088
Stone Energy Corp.[a]	163	5,682
Suncor Energy Inc.	4,999	181,714
Swift Energy Co.[a]	143	1,962
Talisman Energy Inc.	3,428	42,781
Targa Resources Corp.	127	9,850
Teekay Corp.	143	6,211
Teekay Tankers Ltd. Class A	326	851
Tesoro Corp.	430	21,023
Total SA SP ADR	6,836	418,226
TransCanada Corp.	2,334	105,287
Tsakos Energy Navigation Ltd.[b]	221	1,107
Ultra Petroleum Corp.[a,b]	507	9,309
Ultrapar Participacoes SA SP ADR	1,262	33,607
USEC Inc.[a,b]	21	169
VAALCO Energy Inc.[a]	188	991
Valero Energy Corp.	1,823	75,053
Vermilion Energy Inc.[a]	265	14,588
W&T Offshore Inc.	121	2,310
Western Refining Inc.	187	6,034
Whiting Petroleum Corp.[a]	381	25,485
Williams Companies Inc. (The)	2,270	81,062
World Fuel Services Corp.	245	9,347
WPX Energy Inc.[a]	654	14,480
Yanzhou Coal Mining Co. Ltd. Class H SP ADR	709	7,267
YPF SA SP ADR	376	7,840

		8,117,248
PAPER & FOREST PRODUCTS — 0.19%
Boise Cascade Co.[a]	53	1,357
Clearwater Paper Corp.[a]	78	4,073

247

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

Deltic Timber Corp.	40	$2,555
Domtar Corp.	120	10,165
Fibria Celulose SA SP ADR[a]	656	8,561
International Paper Co.	1,463	65,265
KapStone Paper and Packaging Corp.	143	7,430
Louisiana-Pacific Corp.[a]	492	8,369
Neenah Paper Inc.	53	2,181
P.H. Glatfelter Co.	154	4,035
Resolute Forest Products Inc.[a,b]	274	4,381
Schweitzer-Mauduit International Inc.	104	6,436
Wausau Paper Corp.	162	1,895

		126,703

PERSONAL PRODUCTS — 0.20%
Avon Products Inc.	1,439	25,183
Coty Inc. Class A	189	2,907
Estee Lauder Companies Inc. (The) Class A	774	54,923
Herbalife Ltd.[b]	344	22,298
Medifast Inc.[a,b]	53	1,235
Nu Skin Enterprises Inc. Class A	172	20,112
Prestige Brands Holdings Inc.[a]	176	5,497
Revlon Inc. Class Aa	36	855
USANA Health Sciences Inc.[a,b]	23	1,569

		134,579

PHARMACEUTICALS — 7.58%
AbbVie Inc.	5,303	256,930
Actavis PLC[a]	577	89,193
Allergan Inc.	1,018	92,241
AstraZeneca PLC SP ADR	3,685	194,789
Bristol-Myers Squibb Co.	5,510	289,385
Dr. Reddy’s Laboratories Ltd. SP ADR	409	16,217
Eli Lilly and Co.	3,317	165,253
Forest Laboratories Inc.[a]	870	40,916
GlaxoSmithKline PLC SP ADR	7,713	405,935
Hospira Inc.[a]	508	20,584
Johnson & Johnson	9,408	871,275
Mallinckrodt PLC[a]	195	8,192
Merck & Co. Inc.	10,067	453,921
Novartis AG SP ADR	8,113	629,163
Novo-Nordisk A/S SP ADR	1,346	224,338
Perrigo Co.	299	41,229
Pfizer Inc.	22,029	675,850
Sanofi SP ADR	8,019	428,856
Simcere Pharmaceutical Group SP ADR[a]	171	1,620
Taro Pharmaceutical Industries Ltd.[a]	51	3,996
Teva Pharmaceutical Industries Ltd. SP ADR	3,098	114,905
Valeant Pharmaceuticals International Inc.[a]	1,031	108,997
Zoetis Inc.	1,646	52,112

		5,185,897
PROFESSIONAL SERVICES — 0.29%
CBIZ Inc.[a,b]	143	1,167
CDI Corp.	44	706
Corporate Executive Board Co. (The)	113	8,238
Dolan Co. (The)[a]	94	242
Dun & Bradstreet Corp. (The)	137	14,904
Equifax Inc.	390	25,221
Franklin Covey Co.[a]	53	996
FTI Consulting Inc.[a,b]	140	5,681

Security	Shares	Value

GP Strategies Corp.[a]	53	$1,485
Hill International Inc.[a]	87	299
IHS Inc. Class Aa	186	20,283
Insperity Inc.	81	3,132
Korn/Ferry International[a]	158	3,761
Manpowergroup Inc.	233	18,197
Mistras Group Inc.[a]	53	973
Navigant Consulting Inc.[a]	173	3,002
Nielsen Holdings NV	717	28,279
On Assignment Inc.[a,b]	151	5,102
Robert Half International Inc.	452	17,416
Stantec Inc.	153	9,093
Towers Watson & Co. Class A	215	24,684
TrueBlue Inc.[a]	83	2,050
WageWorks Inc.[a]	90	4,609

		199,520
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.06%
Acadia Realty Trust	158	4,214
AG Mortgage Investment Trust Inc.	389	6,356
Agree Realty Corp.	68	2,147
Alexander’s Inc.	8	2,574
Alexandria Real Estate Equities Inc.	207	13,616
American Assets Trust Inc.	129	4,294
American Campus Communities Inc.	364	12,580
American Tower Corp.	1,338	106,170
Annaly Capital Management Inc.	3,156	37,209
Anworth Mortgage Asset Corp.	443	2,175
Apartment Investment and Management Co. Class A	462	12,927
Apollo Commercial Real Estate Finance Inc.	375	6,041
Apollo Residential Mortgage Inc.	76	1,145
ARMOUR Residential REIT Inc.	1,608	6,625
Ashford Hospitality Trust Inc.	298	3,892
Associated Estates Realty Corp.	118	1,810
AvalonBay Communities Inc.	393	49,145
BioMed Realty Trust Inc.[b]	609	12,131
Boston Properties Inc.	501	51,853
Brandywine Realty Trust[b]	448	6,375
BRE Properties Inc. Class Ab	229	12,506
Camden Property Trust	278	17,848
Campus Crest Communities Inc.	179	1,792
CapLease Inc.	429	3,646
Capstead Mortgage Corp.	280	3,312
CBL & Associates Properties Inc.	487	9,647
Cedar Realty Trust Inc.	202	1,153
Chatham Lodging Trust	116	2,188
Chesapeake Lodging Trust	180	4,243
Chimera Investment Corp.	3,293	9,978
Colony Financial Inc.	212	4,289
Columbia Property Trust Inc.[a]	447	10,080
CommonWealth REIT	343	8,359
CoreSite Realty Corp.	40	1,298
Corporate Office Properties Trust	246	6,052
Corrections Corp. of America	389	14,393
Cousins Properties Inc.	278	3,150
CubeSmart	464	8,477
CYS Investments Inc.	593	5,035
DCT Industrial Trust Inc.[b]	947	7,339
DDR Corp.[b]	969	16,425
DiamondRock Hospitality Co.	688	7,836
Digital Realty Trust Inc.[b]	424	20,208
Douglas Emmett Inc.	414	10,321

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

Duke Realty Corp.	1,040	$17,233
DuPont Fabros Technology Inc.[b]	317	7,877
Dynex Capital Inc.	209	1,806
EastGroup Properties Inc.	104	6,621
Education Realty Trust Inc.	263	2,404
Empire State Realty Trust Inc.[a]	397	5,618
EPR Properties[b]	137	7,038
Equity Lifestyle Properties, Inc.	282	10,713
Equity One Inc.	205	4,943
Equity Residential	1,190	62,308
Essex Property Trust Inc.	117	18,837
Excel Trust Inc.	188	2,271
Extra Space Storage Inc.	361	16,602
Federal Realty Investment Trust	216	22,378
FelCor Lodging Trust Inc.[a]	846	5,685
First Industrial Realty Trust Inc.	353	6,379
First Potomac Realty Trust	172	2,114
General Growth Properties Inc.	1,881	39,934
GEO Group Inc. (The)	259	9,135
Getty Realty Corp.	126	2,417
Glimcher Realty Trust	503	5,156
Government Properties Income Trust	266	6,504
Gramercy Property Trust Inc.[a,b]	985	4,501
Granite Real Estate Investment Trust[a]	123	4,241
Hatteras Financial Corp.	345	6,279
HCP Inc.[b]	1,496	62,084
Health Care REIT Inc.	927	60,116
Healthcare Realty Trust Inc.	356	8,548
Healthcare Trust of America Inc. Class A	448	5,206
Hersha Hospitality Trust	789	4,474
Highwoods Properties Inc.	301	11,619
Home Properties Inc.	197	11,881
Hospitality Properties Trust	413	12,134
Host Hotels & Resorts Inc.	2,409	44,687
Hudson Pacific Properties Inc.	203	4,200
Inland Real Estate Corp.[b]	384	4,105
Invesco Mortgage Capital Inc.	440	6,798
iStar Financial Inc.[a]	338	4,269
Kilroy Realty Corp.	284	15,097
Kimco Realty Corp.	1,208	25,948
Kite Realty Group Trust	203	1,299
LaSalle Hotel Properties	284	8,818
Lexington Realty Trust[b]	627	7,336
Liberty Property Trust	480	17,851
LTC Properties Inc.[b]	184	7,259
Macerich Co. (The)	486	28,776
Mack-Cali Realty Corp.	226	4,647
Medical Properties Trust Inc.	498	6,494
MFA Financial Inc.	1,178	8,729
Mid-America Apartment Communities Inc.	307	20,385
Monmouth Real Estate Investment Corp. Class A	206	1,899
National Health Investors Inc.	74	4,626
National Retail Properties Inc.[b]	353	12,143
New Residential Investment Corp.	791	5,228
Newcastle Investment Corp.	962	5,522
NorthStar Realty Finance Corp.[b]	850	7,930
Omega Healthcare Investors Inc.[b]	400	13,296
One Liberty Properties Inc.	31	655
Parkway Properties Inc.[b]	185	3,350
Pebblebrook Hotel Trust	292	8,818
Pennsylvania Real Estate Investment Trust	235	4,261
PennyMac Mortgage Investment Trust[c]	216	4,983
Piedmont Office Realty Trust Inc. Class Ab	525	9,702

Security	Shares	Value

Plum Creek Timber Co. Inc.	546	$24,788
Post Properties Inc.	160	7,318
Prologis Inc.	1,595	63,720
PS Business Parks Inc.	72	5,867
Public Storage	471	78,643
RAIT Financial Trust	153	1,155
Ramco-Gershenson Properties Trust[b]	152	2,472
Rayonier Inc.	407	19,137
Realty Income Corp.	669	27,864
Redwood Trust Inc.	299	5,238
Regency Centers Corp.	294	15,188
Resource Capital Corp.[b]	424	2,608
Retail Properties of America Inc. Class A	585	8,371
RLJ Lodging Trust	399	10,079
Rouse Properties Inc.	120	2,426
Ryman Hospitality Properties Inc.	132	4,872
Saul Centers Inc.[b]	54	2,538
Senior Housing Properties Trust	601	14,809
Silver Bay Realty Trust Corp.	112	1,732
Simon Property Group Inc.	1,033	159,650
SL Green Realty Corp.	298	28,182
Sovran Self Storage Inc.	107	8,184
Spirit Realty Capital Inc.	1,305	13,650
Starwood Property Trust Inc.	661	16,981
Strategic Hotels & Resorts Inc.[a]	532	4,628
Summit Hotel Properties Inc.	310	2,849
Sun Communities Inc.	116	5,170
Sunstone Hotel Investors Inc.	608	8,056
Tanger Factory Outlet Centers Inc.[b]	289	10,072
Taubman Centers Inc.	204	13,421
Terreno Realty Corp.	340	6,045
Two Harbors Investment Corp.	1,098	10,244
UDR Inc.	778	19,302
Universal Health Realty Income Trust	46	2,020
Urstadt Biddle Properties Inc. Class A	63	1,244
Ventas Inc.	936	61,065
Vornado Realty Trust	563	50,141
Washington Real Estate Investment Trust[b]	218	5,714
Weingarten Realty Investors[b]	374	11,867
Weyerhaeuser Co.	1,853	56,331
Winthrop Realty Trust	169	1,989
WP Carey Inc.	193	12,856

		2,095,507
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.30%
Alexander & Baldwin Inc.[a]	129	4,773
Altisource Residential Corp.	190	5,048
Brookfield Asset Management Inc. Class A	1,751	69,304
Brookfield Office Properties Inc.	803	15,024
CBRE Group Inc. Class Aa	1,064	24,717
E-House (China) Holdings Ltd. SP ADR	188	1,743
Forest City Enterprises Inc. Class Aa	548	11,102
Forestar Group Inc.[a]	63	1,407
Gazit-Globe Ltd.	329	4,468
Howard Hughes Corp. (The)[a]	123	14,397
IRSA Inversiones y Representaciones SA SP ADR	86	985
Jones Lang LaSalle Inc.	141	13,423
Kennedy-Wilson Holdings Inc.	398	7,976
Realogy Holdings Corp.[a,b]	492	20,241
St. Joe Co. (The)[a,b]	310	5,788
Tejon Ranch Co.[a]	60	2,221

		202,617

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

ROAD & RAIL — 1.13%
Canadian National Railway Co.	1,420	$156,101
Canadian Pacific Railway Ltd.	591	84,554
Celadon Group Inc.	75	1,391
Con-way Inc.	186	7,663
CSX Corp.	3,366	87,718
Genesee & Wyoming Inc. Class Aa	149	14,876
Guangshen Railway Co. Ltd. Class H SP ADR	98	2,577
Hertz Global Holdings Inc.[a]	1,343	30,835
Kansas City Southern Industries Inc.	366	44,476
Knight Transportation Inc.	188	3,190
Norfolk Southern Corp.	1,039	89,375
Roadrunner Transportation Systems Inc.[a]	53	1,405
Ryder System Inc.	176	11,586
Swift Transportation Co.[a,b]	298	6,494
Union Pacific Corp.	1,539	233,005

		775,246
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.57%
Advanced Micro Devices Inc.[a,b]	2,347	7,839
Advanced Semiconductor Engineering Inc. SP ADR	2,984	14,711
Advantest Corp. SP ADR	521	6,408
Freescale Semiconductor Ltd.[a,b]	328	5,064
Inphi Corp.[a]	68	1,002
International Rectifier Corp.[a]	356	9,270
Magnachip Semiconductor Corp.[a]	148	2,766
MaxLinear Inc. Class Aa	184	1,594
NeoPhotonics Corp.[a]	53	376
Renesola Ltd. SP ADR[a]	605	2,632
Semiconductor Manufacturing International Corp. SP ADR[a]	1,367	5,003
Spansion Inc. Class Aa	173	2,071
STMicroelectronics NV NYS	2,200	16,874
STR Holdings Inc.[a]	138	275
SunEdison Inc.[a,b]	770	7,161
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	473	653
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	14,915	274,585
Teradyne Inc.[a,b]	564	9,864
Trina Solar Ltd. SP ADR[a]	240	3,521
United Microelectronics Corp. SP ADR[b]	7,791	15,972
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	353	2,118

		389,759
SOFTWARE — 1.34%
AVG Technologies[a]	150	3,015
Ellie Mae Inc.[a]	101	2,919
FactSet Research Systems Inc.	143	15,578
Fair Isaac Corp.	95	5,442
FleetMatics Group PLC[a]	97	3,080
Giant Interactive Group Class A	369	3,266
Guidewire Software Inc.[a]	171	8,673
Infoblox Inc.[a]	116	5,156
Konami Corp. SP ADR	323	7,813
NetSuite Inc.[a]	112	11,299
Oracle Corp.	11,733	393,055
PROS Holdings Inc.[a]	68	2,404
Red Hat Inc.[a]	639	27,649
Rosetta Stone Inc.[a]	276	4,190
Salesforce.com Inc.[a]	1,815	96,848
SAP AG SP ADR[b]	3,040	238,184
ServiceNow Inc.[a]	361	19,714

Security	Shares	Value

SolarWinds Inc.[a]	237	$8,577
Solera Holdings Inc.	243	13,661
Tyler Technologies Inc.[a]	98	9,478
VMware Inc. Class Aa	270	21,946
Workday Inc. Class Aa,b	215	16,097

		918,044
SPECIALTY RETAIL — 1.90%
Aaron’s Inc.	203	5,759
Abercrombie & Fitch Co. Class A	257	9,632
Advance Auto Parts Inc.	249	24,696
Aeropostale Inc.[a,b]	199	1,849
American Eagle Outfitters Inc.	576	8,922
ANN INC.[a]	147	5,198
Asbury Automotive Group Inc.[a]	109	5,237
AutoNation Inc.[a]	336	16,205
AutoZone Inc.[a]	119	51,728
Barnes & Noble Inc.[a]	76	1,074
Best Buy Co. Inc.	901	38,563
Brown Shoe Co. Inc.	148	3,321
Buckle Inc. (The)	69	3,377
Cabela’s Inc.[a]	149	8,839
CarMax Inc.[a]	731	34,350
Cato Corp. (The) Class A	58	1,738
Chico’s FAS Inc.	539	9,244
Christopher & Banks Corp.[a]	159	917
CST Brands Inc.	213	6,867
Dick’s Sporting Goods Inc.	340	18,091
DSW Inc. Class A	158	13,852
Express Inc.[a]	257	5,965
Foot Locker Inc.	461	15,997
GameStop Corp. Class A	410	22,476
Gap Inc. (The)	876	32,403
Genesco Inc.[a]	81	5,517
GNC Holdings Inc. Class A	293	17,234
Group 1 Automotive Inc.	81	5,184
Guess? Inc.	208	6,500
Haverty Furniture Companies Inc.	62	1,724
hhgregg Inc.[a]	75	1,163
Home Depot Inc. (The)	4,885	380,493
L Brands Inc.	790	49,462
Lithia Motors Inc. Class A	76	4,777
Lowe’s Companies Inc.	3,734	185,879
Lumber Liquidators Holdings Inc.[a]	98	11,191
MarineMax Inc.[a]	78	1,149
Men’s Wearhouse Inc. (The)	153	6,472
Murphy USA Inc.[a,b]	152	6,168
New York & Co. Inc.[a]	255	1,306
Office Depot Inc.[a]	1,035	5,786
OfficeMax Inc.	286	4,284
Penske Automotive Group Inc.	160	6,339
Pep Boys - Manny, Moe & Jack (The)[a]	203	2,627
Pier 1 Imports Inc.	301	6,285
RadioShack Corp.[a,b]	335	941
Restoration Hardware Holdings Inc.[a]	96	6,695
Sally Beauty Holdings Inc.[a]	553	14,555
Signet Jewelers Ltd.[b]	270	20,158
Sonic Automotive Inc. Class A	121	2,696
Stage Stores Inc.	93	1,920
Systemax Inc.	165	1,567
Tiffany & Co.	402	31,826
TJX Companies Inc. (The)	2,388	145,167

250

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

Vitamin Shoppe Inc.[a]	72	$3,378
Williams-Sonoma Inc.	293	15,365
Zale Corp.[a]	195	3,048

		1,303,156
TEXTILES, APPAREL & LUXURY GOODS — 0.77%
Carter’s Inc.	176	12,170
Coach Inc.	927	46,980
Fifth & Pacific Companies Inc.[a,b]	342	9,060
Gildan Activewear Inc.	365	17,630
Hanesbrands Inc.	316	21,526
Jones Group Inc. (The)	287	4,460
Luxottica Group SpA SP ADR	461	24,834
Michael Kors Holdings Ltd.[a]	611	47,016
Movado Group Inc.	60	2,798
Nike Inc. Class B	2,368	179,400
Oxford Industries Inc.	49	3,517
PVH Corp.	282	35,129
Quiksilver Inc.[a]	443	3,686
Ralph Lauren Corp.	202	33,459
SKECHERS U.S.A. Inc. Class Aa	128	3,730
Tumi Holdings Inc.[a]	156	3,331
Under Armour Inc. Class Aa,b	263	21,342
Unifi Inc.[a]	28	683
VF Corp.	224	48,160
Wolverine World Wide Inc.	164	9,469

		528,380
THRIFTS & MORTGAGE FINANCE — 0.14%
Astoria Financial Corp.	203	2,682
Doral Financial Corp.	27	456
EverBank Financial Corp.	291	4,400
Federal Agricultural Mortgage Corp. Class C NVS	29	1,035
Flagstar Bancorp Inc.[a]	94	1,524
MGIC Investment Corp.[a]	1,089	8,865
Nationstar Mortgage Holdings Inc.[a,b]	295	15,139
New York Community Bancorp Inc.	1,459	23,650
Ocwen Financial Corp.[a]	367	20,636
Provident Financial Services Inc.	185	3,467
Radian Group Inc.[b]	606	8,829
Walker & Dunlop Inc.[a,b]	117	1,519

		92,202
TOBACCO — 1.25%
Alliance One International Inc.[a]	289	858
Altria Group Inc.	6,663	248,064
Lorillard Inc.	1,249	63,712
Philip Morris International Inc.	5,454	486,060
Reynolds American Inc.	1,044	53,630
Universal Corp.	61	3,235
Vector Group Ltd.	188	3,040

		858,599
TRADING COMPANIES & DISTRIBUTORS — 0.23%
AerCap Holdings NVa	247	5,012
Air Lease Corp.	390	11,466
Aircastle Ltd.	161	3,038
Applied Industrial Technologies Inc.	128	6,056
CAI International Inc.[a]	41	898

Security	Shares	Value

Fly Leasing Ltd. SP ADR	87	$1,253
GATX Corp.	124	6,392
Kaman Corp.	83	3,086
MFC Industrial Ltd.	156	1,265
MRC Global Inc.[a,b]	324	9,056
MSC Industrial Direct Co. Inc. Class A	138	10,539
TAL International Group Inc.	101	4,879
Textainer Group Holdings Ltd.[b]	61	2,312
United Rentals Inc.[a,b]	299	19,312
W.W. Grainger Inc.	199	53,525
Watsco Inc.	91	8,671
WESCO International Inc.[a]	128	10,939

		157,699
TRANSPORTATION INFRASTRUCTURE — 0.03%
Aegean Marine Petroleum Network Inc.	60	589
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	98	5,095
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	80	9,521
Wesco Aircraft Holdings Inc.[a]	235	4,305

		19,510
WATER UTILITIES — 0.09%
American States Water Co.	126	3,588
American Water Works Co. Inc.	555	23,793
Aqua America Inc.	564	14,202
California Water Service Group	141	3,074
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	1,215	12,891
SJW Corp.	66	1,863

		59,411
WIRELESS TELECOMMUNICATION SERVICES — 1.03%
America Movil SAB de CV Series L SP ADR	6,453	138,159
Cellcom Israel Ltd.[a]	141	1,622
China Mobile Ltd. SP ADR	3,496	181,862
Crown Castle International Corp.[a]	1,074	81,645
Mobile TeleSystems OJSC SP ADR	1,693	38,600
NTT DOCOMO Inc. SP ADR	4,575	72,605
Philippine Long Distance Telephone Co. SP ADR	379	25,071
Rogers Communications Inc. Class B	1,201	54,537
SK Telecom Co. Ltd. SP ADR	1,338	32,754
Sprint Corp.	2,605	17,532
T-Mobile US Inc.	675	18,718
Telephone & Data Systems Inc.	282	8,793
TIM Participacoes SA SP ADR	578	14,693
Turkcell Iletisim Hizmetleri AS SP ADR[a]	1,108	17,329
United States Cellular Corp.	25	1,210

		705,130

TOTAL COMMON STOCKS (Cost: $69,510,592)		68,343,308

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a]	78	—

251

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

October 31, 2013

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.00%
Tejon Ranch Co. (Expires 08/31/16)[a]	1	$—

		—

TOTAL WARRANTS
(Cost: $6)		—

SHORT-TERM INVESTMENTS — 2.85%

MONEY MARKET FUNDS — 2.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,e,f]	1,712,098	1,712,098
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,e,f]	99,502	99,502
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	137,688	137,688

		1,949,288

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,949,288)		1,949,288

TOTAL INVESTMENTS IN SECURITIES —102.69%		70,292,596
(Cost: $71,459,886)
Other Assets, Less Liabilities —(2.69)%		(1,840,544)

NET ASSETS — 100.00%		$68,452,052

NVS  —  Non-Voting Shares

NYS  —  New York Registered Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

252

Schedule of Investments  (Unaudited)

iSHARES® PHLX SEMICONDUCTOR ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.89%

COMMUNICATIONS EQUIPMENT — 7.58%
QUALCOMM Inc.	247,636	$17,203,273

		17,203,273
COMPUTER STORAGE & PERIPHERALS — 4.55%
SanDisk Corp.	148,727	10,336,526

		10,336,526
SEMICONDUCTOR EQUIPMENT — 16.38%
Applied Materials Inc.	804,081	14,352,846
ASML Holding NV NYS	71,575	6,773,858
KLA-Tencor Corp.	115,467	7,574,635
Lam Research Corp.[a]	113,668	6,164,216
Teradyne Inc.[a,b]	133,390	2,332,991

		37,198,546
SEMICONDUCTORS — 71.38%
Advanced Micro Devices Inc.[a,b]	501,633	1,675,454
Altera Corp.	222,578	7,478,621
Analog Devices Inc.	177,325	8,742,122
ARM Holdings PLC	84,599	3,992,227
Atmel Corp.[a]	297,891	2,168,646
Avago Technologies Ltd.	172,025	7,815,096
Broadcom Corp. Class A	324,886	8,680,954
Cree Inc.[a,b]	83,677	5,083,378
Freescale Semiconductor Ltd.[a,b]	179,279	2,768,068
Intel Corp.	746,739	18,242,834
Linear Technology Corp.	162,466	6,683,851
LSI Corp.	381,147	3,232,127
Marvell Technology Group Ltd.	342,845	4,114,140
Maxim Integrated Products Inc.	198,483	5,894,945
Microchip Technology Inc.	137,461	5,905,325
Micron Technology Inc.[a]	604,765	10,692,245
NVIDIA Corp.	403,108	6,119,179
NXP Semiconductors NVa	173,516	7,308,494
ON Semiconductor Corp.[a]	313,424	2,212,773
Skyworks Solutions Inc.[a]	130,797	3,371,947
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	729,560	13,431,200
Texas Instruments Inc.	429,668	18,080,429
Xilinx Inc.	185,530	8,426,773

		162,120,828

TOTAL COMMON STOCKS
(Cost: $220,680,165)		226,859,173

SHORT-TERM INVESTMENTS — 4.21%

MONEY MARKET FUNDS — 4.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	8,858,803	8,858,803

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	514,847	$514,847
BlackRock Cash Funds: Treasury, SL Agency Shares	178,865
0.00%[c,d]		178,865

		9,552,515

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,552,515)		9,552,515

TOTAL INVESTMENTS IN SECURITIES — 104.10%
(Cost: $230,232,680)		236,411,688
Other Assets, Less Liabilities — (4.10)%		(9,301,532)

NET ASSETS — 100.00%		$227,110,156

NYS  —  New York Registered Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

253

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2010 ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 100.00%

DOMESTIC EQUITY — 27.41%
iShares Core S&P 500 ETF[a]	9,881	$1,745,973
iShares Core S&P Mid-Cap ETF[a]	3,723	478,554
iShares Core S&P Small-Cap ETF[a]	1,759	181,898

		2,406,425
DOMESTIC FIXED INCOME — 61.17%
iShares Core Total U.S. Bond Market ETF[a]	29,703	3,205,845
iShares iBoxx $ High Yield Corporate Bond ETF[a]	2,725	254,515
iShares Short Treasury Bond ETF[a]	11,408	1,257,618
iShares TIPS Bond ETF[a]	5,772	651,832

		5,369,810
INTERNATIONAL EQUITY — 11.42%
iShares MSCI EAFE ETF[a]	13,216	870,670
iShares MSCI Emerging Markets ETF[a]	3,097	131,499

		1,002,169

TOTAL INVESTMENT COMPANIES
(Cost: $8,237,429)		8,778,404

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	786	786

		786

TOTAL SHORT-TERM INVESTMENTS
(Cost: $786)		786

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $8,238,215)		8,779,190
Other Assets, Less Liabilities — (0.01)%		(1,016)

NET ASSETS — 100.00%		$8,778,174

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

254

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2015 ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 33.38%
iShares Core S&P 500 ETF[a]	34,776	$6,144,919
iShares Core S&P Mid-Cap ETF[a]	14,076	1,809,329
iShares Core S&P Small-Cap ETF[a]	7,127	737,003

		8,691,251
DOMESTIC FIXED INCOME — 51.05%
iShares Core Total U.S. Bond Market ETF[a]	77,317	8,344,824
iShares iBoxx $ High Yield Corporate Bond ETF[a]	7,587	708,626
iShares Short Treasury Bond ETF[a]	25,817	2,846,066
iShares TIPS Bond ETF[a]	12,328	1,392,201

		13,291,717
DOMESTIC REAL ESTATE — 1.24%
iShares Cohen & Steers REIT ETF[a]	4,041	321,866

		321,866
INTERNATIONAL EQUITY — 14.28%
iShares MSCI EAFE ETF[a]	48,822	3,216,393
iShares MSCI Emerging Markets ETF[a]	11,848	503,066

		3,719,459

TOTAL INVESTMENT COMPANIES
(Cost: $24,189,128)		26,024,293

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	14,421	14,421

		14,421

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,421)		14,421

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $24,203,549)		26,038,714
Other Assets, Less Liabilities — (0.01)%		(2,806)

NET ASSETS — 100.00%		$26,035,908

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end

See accompanying notes to schedules of investments.

255

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2020 ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.98%

DOMESTIC EQUITY — 39.00%
iShares Core S&P 500 ETF[a]	59,504	$10,514,357
iShares Core S&P Mid-Cap ETF[a]	25,075	3,223,140
iShares Core S&P Small-Cap ETF[a]	13,143	1,359,118

		15,096,615
DOMESTIC FIXED INCOME — 42.48%
iShares Core Total U.S. Bond Market ETF[a]	100,631	10,861,104
iShares iBoxx $ High Yield Corporate Bond ETF[a]	10,567	986,958
iShares Short Treasury Bond ETF[a]	28,846	3,179,983
iShares TIPS Bond ETF[a]	12,538	1,415,916

		16,443,961
DOMESTIC REAL ESTATE — 1.48%
iShares Cohen & Steers REIT ETF[a]	7,199	573,401

		573,401
INTERNATIONAL EQUITY — 17.02%
iShares MSCI EAFE ETF[a]	86,179	5,677,472
iShares MSCI Emerging Markets ETF[a]	21,480	912,041

		6,589,513

TOTAL INVESTMENT COMPANIES
(Cost: $34,994,617)		38,703,490

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[a,b]	9,952	9,952

		9,952

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,952)		9,952

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $35,004,569)		38,713,442
Other Assets, Less Liabilities — (0.01)%		(4,297)

NET ASSETS — 100.00%		$38,709,145

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

256

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2025 ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 43.96%
iShares Core S&P 500 ETF[a]	58,253	$10,293,305
iShares Core S&P Mid-Cap ETF[a]	25,125	3,229,567
iShares Core S&P Small-Cap ETF[a,b]	13,411	1,386,832

		14,909,704
DOMESTIC FIXED INCOME — 34.82%
iShares Core Total U.S. Bond Market ETF[a]	75,908	8,192,751
iShares iBoxx $ High Yield Corporate Bond ETF[a]	8,542	797,823
iShares Short Treasury Bond ETF[a]	18,553	2,045,283
iShares TIPS Bond ETF[a]	6,851	773,683

		11,809,540
DOMESTIC REAL ESTATE — 1.69%
iShares Cohen & Steers REIT ETF[a]	7,179	571,807

		571,807
INTERNATIONAL EQUITY — 19.50%
iShares MSCI EAFE ETF[a]	86,218	5,680,042
iShares MSCI Emerging Markets ETF[a]	21,988	933,610

		6,613,652

TOTAL INVESTMENT COMPANIES
(Cost: $30,450,915)		33,904,703

SHORT-TERM INVESTMENTS — 1.82%

MONEY MARKET FUNDS — 1.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[a,c,d]	571,014	571,014
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[a,c,d]	33,186	33,186

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	14,361	$14,361

		618,561

TOTAL SHORT-TERM INVESTMENTS
(Cost: $618,561)		618,561

TOTAL INVESTMENTS IN SECURITIES — 101.79%
(Cost: $31,069,476)		34,523,264
Other Assets, Less Liabilities — (1.79)%		(607,702)

NET ASSETS — 100.00%		$33,915,562

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

257

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2030 ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.96%

DOMESTIC EQUITY — 48.28%
iShares Core S&P 500 ETF[a]	53,768	$9,500,806
iShares Core S&P Mid-Cap ETF[a]	23,481	3,018,248
iShares Core S&P Small-Cap ETF[a,b]	12,645	1,307,619

		13,826,673

DOMESTIC FIXED INCOME — 28.10%
iShares Core Total U.S. Bond Market ETF[a]	54,031	5,831,566
iShares iBoxx $ High Yield Corporate Bond ETF[a]	6,534	610,276
iShares Short Treasury Bond ETF[a]	11,392	1,255,854
iShares TIPS Bond ETF[a]	3,097	349,744

		8,047,440

DOMESTIC REAL ESTATE — 1.85%
iShares Cohen & Steers REIT ETF[a]	6,655	530,071

		530,071

INTERNATIONAL EQUITY — 21.73%
iShares MSCI EAFE ETF[a]	80,858	5,326,925
iShares MSCI Emerging Markets ETF[a]	21,064	894,377

		6,221,302

TOTAL INVESTMENT COMPANIES (Cost: $24,912,535)		28,625,486

SHORT-TERM INVESTMENTS — 3.75%

MONEY MARKET FUNDS — 3.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[a,c,d]	1,001,780	1,001,780
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[a,c,d]	58,220	58,220

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	14,317	$14,317

		1,074,317

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,074,317)		1,074,317

TOTAL INVESTMENTS IN SECURITIES — 103.71% (Cost: $25,986,852)		29,699,803
Other Assets, Less Liabilities — (3.71)%		(1,062,601)

NET ASSETS — 100.00%		$28,637,202

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

258

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2035 ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.98%

DOMESTIC EQUITY — 52.22%
iShares Core S&P 500 ETF[a]	42,044	$7,429,175
iShares Core S&P Mid-Cap ETF[a]	18,451	2,371,691
iShares Core S&P Small-Cap ETF[a]	9,961	1,030,067

		10,830,933
DOMESTIC FIXED INCOME — 21.96%
iShares Core Total U.S. Bond Market ETF[a]	32,215	3,476,965
iShares iBoxx $ High Yield Corporate Bond ETF[a]	4,208	393,027
iShares Short Treasury Bond ETF[a]	6,203	683,819

		4,553,811
DOMESTIC REAL ESTATE — 1.99%
iShares Cohen & Steers REIT ETF[a]	5,171	411,870

		411,870
INTERNATIONAL EQUITY — 23.81%
iShares MSCI EAFE ETF[a]	64,000	4,216,320
iShares MSCI Emerging Markets ETF[a]	17,021	722,712

		4,939,032

TOTAL INVESTMENT COMPANIES
(Cost: $17,578,260)		20,735,646

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	5,571	5,571

		5,571

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,571)		5,571

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $17,583,831)		20,741,217
Other Assets, Less Liabilities — (0.01)%		(2,062)

NET ASSETS — 100.00%		$20,739,155

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

259

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2040 ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.96%

DOMESTIC EQUITY — 55.02%
iShares Core S&P 500 ETF[a]	72,226	$12,762,334
iShares Core S&P Mid-Cap ETF[a]	31,667	4,070,476
iShares Core S&P Small-Cap ETF[a]	17,054	1,763,554

		18,596,364
DOMESTIC FIXED INCOME — 17.45%
iShares Core Total U.S. Bond Market ETF[a]	41,066	4,432,253
iShares iBoxx $ High Yield Corporate Bond ETF[a]	5,852	546,577
iShares Short Treasury Bond ETF[a]	8,338	919,181

		5,898,011
DOMESTIC REAL ESTATE — 2.06%
iShares Cohen & Steers REIT ETF[a]	8,749	696,858

		696,858
INTERNATIONAL EQUITY — 25.43%
iShares MSCI EAFE ETF[a]	111,001	7,312,746
iShares MSCI Emerging Markets ETF[a]	30,143	1,279,872

		8,592,618

TOTAL INVESTMENT COMPANIES
(Cost: $27,706,972)		33,783,851

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	17,530	17,530

		17,530

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,530)		17,530

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $27,724,502)		33,801,381
Other Assets, Less Liabilities — (0.01)%		(3,159)

NET ASSETS — 100.00%		$33,798,222

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

260

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2045 ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.90%

DOMESTIC EQUITY — 57.31%
iShares Core S&P 500 ETF[a]	11,034	$1,949,708
iShares Core S&P Mid-Cap ETF[a]	4,809	618,149
iShares Core S&P Small-Cap ETF[a]	2,573	266,074

		2,833,931
DOMESTIC FIXED INCOME — 13.65%
iShares Core Total U.S. Bond Market ETF[a]	4,413	476,295
iShares iBoxx $ High Yield Corporate Bond ETF[a]	700	65,380
iShares Short Treasury Bond ETF[a]	1,209	133,280

		674,955
DOMESTIC REAL ESTATE — 2.11%
iShares Cohen & Steers REIT ETF[a]	1,308	104,182

		104,182
INTERNATIONAL EQUITY — 26.83%
iShares MSCI EAFE ETF[a]	17,088	1,125,757
iShares MSCI Emerging Markets ETF[a]	4,741	201,303

		1,327,060

TOTAL INVESTMENT COMPANIES
(Cost: $4,632,222)		4,940,128

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[a,b]	5,514	5,514

		5,514

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,514)		5,514

TOTAL INVESTMENTS IN SECURITIES — 100.01% (Cost: $4,637,736)		4,945,642
Other Assets, Less Liabilities — (0.01)%		(647)

NET ASSETS — 100.00%		$4,944,995

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

261

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2050 ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 100.00%

DOMESTIC EQUITY — 60.18%
iShares Core S&P 500 ETF[a]	15,644	$2,764,295
iShares Core S&P Mid-Cap ETF[a]	6,748	867,388
iShares Core S&P Small-Cap ETF[a]	3,571	369,277

		4,000,960
DOMESTIC FIXED INCOME — 9.09%
iShares Core Total U.S. Bond Market ETF[a]	3,946	425,892
iShares Short Treasury Bond ETF[a]	1,618	178,368

		604,260
DOMESTIC REAL ESTATE — 2.15%
iShares Cohen & Steers REIT ETF[a]	1,793	142,812

		142,812
INTERNATIONAL EQUITY — 28.58%
iShares MSCI EAFE ETF[a]	24,381	1,606,221
iShares MSCI Emerging Markets ETF[a]	6,918	293,738

		1,899,959

TOTAL INVESTMENT COMPANIES
(Cost: $6,113,368)		6,647,991

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%ab	952	952

		952

TOTAL SHORT-TERM INVESTMENTS (Cost: $952)		952

TOTAL INVESTMENTS IN SECURITIES — 100.01% (Cost: $6,114,320)		6,648,943
Other Assets, Less Liabilities — (0.01)%		(619)

NET ASSETS — 100.00%		$6,648,324

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

262

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE RETIREMENT INCOME ETF

October 31, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.96%

DOMESTIC EQUITY — 20.40%
iShares Core S&P 500 ETF[a]	10,123	$1,788,734
iShares Core S&P Mid-Cap ETF[a]	3,312	425,724
iShares Core S&P Small-Cap ETF[a]	1,314	135,881

		2,350,339
DOMESTIC FIXED INCOME — 71.44%
iShares Core Total U.S. Bond Market ETF[a]	43,371	4,681,032
iShares iBoxx $ High Yield Corporate Bond ETF[a]	3,718	347,261
iShares Short Treasury Bond ETF[a]	18,901	2,083,647
iShares TIPS Bond ETF[a]	9,928	1,121,169

		8,233,109
INTERNATIONAL EQUITY — 8.12%
iShares MSCI EAFE ETF[a]	12,433	819,086
iShares MSCI Emerging Markets ETF[a]	2,754	116,935

		936,021

TOTAL INVESTMENT COMPANIES (Cost: $11,175,889)		11,519,469

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[a,b]	5,881	5,881

		5,881

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,881)		5,881

TOTAL INVESTMENTS IN SECURITIES — 100.01% (Cost: $11,181,770)		11,525,350
Other Assets, Less Liabilities — (0.01)%		(1,248)

NET ASSETS — 100.00%		$11,524,102

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

263

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Aggressive Allocation
China Large-Cap
Conservative Allocation
Core MSCI EAFE
Core MSCI Total International Stock
Developed Small-Cap ex North America
FTSE China
Growth Allocation
Moderate Allocation
Morningstar Multi-Asset Income
MSCI ACWI
MSCI ACWI ex U.S.
MSCI ACWI ex U.S. Consumer Discretionary
MSCI ACWI ex U.S. Consumer Staples
MSCI ACWI ex U.S. Energy
MSCI ACWI ex U.S. Financials
MSCI ACWI ex U.S. Healthcare
MSCI ACWI ex U.S. Industrials
MSCI ACWI ex U.S Information Technology
MSCI ACWI ex U.S. Materials
MSCI ACWI ex U.S. Telecommunication Services
MSCI ACWI ex U.S. Utilities
MSCI All Country Asia ex Japan
MSCI All Country Asia ex Japan Small-Cap
MSCI All Country Asia Information Technology
MSCI EAFE
MSCI EAFE Growth
MSCI EAFE Minimum Volatility
MSCI EAFE Small-Cap

iShares ETF
MSCI EAFE Value
MSCI Emerging Markets Financials
MSCI Emerging Markets Materials
MSCI Europe Financials
MSCI Far East Financials
MSCI Kokusai
MSCI USA Minimum Volatility
MSCI USA Momentum Factor
MSCI USA Quality Factor
MSCI USA Size Factor
MSCI USA Value Factor
North American Natural Resources
North American Tech
North American Tech-Multimedia Networking
North American Tech-Software
NYSE 100
NYSE Composite
PHLX Semiconductor
Target Date 2010
Target Date 2015
Target Date 2020
Target Date 2025
Target Date 2030
Target Date 2035
Target Date 2040
Target Date 2045
Target Date 2050
Target Date Retirement Income

Each of the iShares MSCI All Country Asia ex Japan, iShares MSCI All Country Asia ex Japan Small-Cap, iShares All Country Asia Information Technology and iShares Core MSCI Total International Stock ETFs carries out its

264

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

265

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Aggressive Allocation
Assets:
Investment Companies	$190,376,515	$—	$—	$190,376,515
Money Market Funds	20,631,528	—	—	20,631,528

	$211,008,043	$—	$—	$211,008,043

China Large-Cap
Assets:
Common Stocks	$5,372,039,438	$—	$—	$5,372,039,438
Money Market Funds	221,729,637	—	—	221,729,637

	$5,593,769,075	$—	$—	$5,593,769,075

266

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total

Conservative Allocation
Assets:
Investment Companies	$132,053,572	$—		$—		$132,053,572
Money Market Funds	763,386	—		—		763,386

	$132,816,958	$—		$—		$132,816,958

Core MSCI EAFE
Assets:
Common Stocks	$1,069,785,122	$209,571		$1		$1,069,994,694
Preferred Stocks	6,107,671	18,263		—		6,125,934
Rights	726	163,780		—		164,506
Money Market Funds	11,633,439	—		—		11,633,439
Futures Contracts[a]	169,575	—		—		169,575

	$1,087,696,533	$391,614		$1		$1,088,088,148

Core MSCI Total International Stock
Assets:
Common Stocks	$275,141,637	$50,320		$0	[b]	$275,191,957
Investment Companies	2,979,302	—		—		2,979,302
Preferred Stocks	4,404,500	2,062		—		4,406,562
Rights	578	18,350		—		18,928
Money Market Funds	1,201,031	—		—		1,201,031
Futures Contracts[a]	37,265	—		—		37,265

	$283,764,313	$70,732		$0	[b]	$283,835,045

Developed Small-Cap ex North America
Assets:
Common Stocks	$43,153,771	$182,319		$1,086		$43,337,176
Investment Companies	69,136	—		—		69,136
Preferred Stocks	112,117	—		—		112,117
Rights	270	184		—		454
Warrants	146	0	[b]	—		146
Money Market Funds	1,394,941	—		—		1,394,941

	$44,730,381	$182,503		$1,086		$44,913,970

FTSE China
Assets:
Common Stocks	$29,103,463	$—		$—		$29,103,463
Money Market Funds	997,894	—		—		997,894

	$30,101,357	$—		$—		$30,101,357

Growth Allocation
Assets:
Investment Companies	$224,316,360	$—		$—		$224,316,360
Money Market Funds	811,935	—		—		811,935

	$225,128,295	$—		$—		$225,128,295

Moderate Allocation
Assets:
Investment Companies	$194,892,530	$—		$—		$194,892,530
Money Market Funds	217,017	—		—		217,017

	$195,109,547	$—		$—		$195,109,547

Morningstar Multi-Asset Income
Assets:
Investment Companies	$106,760,881	$—		$—		$106,760,881
Money Market Funds	41,845,051	—		—		41,845,051

	$148,605,932	$—		$—		$148,605,932

267

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

MSCI ACWI
Assets:
Common Stocks	$4,624,751,201	$—	$—		$4,624,751,201
Preferred Stocks	46,673,674	61,559	—		46,735,233
Rights	—	235,510	—		235,510
Money Market Funds	79,302,989	—	—		79,302,989

	$4,750,727,864	$297,069	$—		$4,751,024,933

MSCI ACWI ex U.S.
Assets:
Common Stocks	$1,753,247,197	$—	$2		$1,753,247,199
Preferred Stocks	34,888,957	18,593	—		34,907,550
Rights	—	241,752	—		241,752
Money Market Funds	15,805,033	—	—		15,805,033

	$1,803,941,187	$260,345	$2		$1,804,201,534

MSCI ACWI ex U.S. Consumer Discretionary
Assets:
Common Stocks	$4,040,402	$5,496	$—		$4,045,898
Preferred Stocks	127,802	—	—		127,802
Money Market Funds	152,560	—	—		152,560

	$4,320,764	$5,496	$—		$4,326,260

MSCI ACWI ex U.S. Consumer Staples
Assets:
Common Stocks	$7,615,397	$—	$—		$7,615,397
Preferred Stocks	252,411	—	—		252,411
Money Market Funds	54,608	—	—		54,608

	$7,922,416	$—	$—		$7,922,416

MSCI ACWI ex U.S. Energy
Assets:
Common Stocks	$5,386,245	$—	$—		$5,386,245
Preferred Stocks	137,876	—	—		137,876
Money Market Funds	30,230	—	—		30,230

	$5,554,351	$—	$—		$5,554,351

MSCI ACWI ex U.S. Financials
Assets:
Common Stocks	$3,831,931	$—	$0	[b]	$3,831,931
Preferred Stocks	78,955	—	—		78,955
Rights	—	1,949	—		1,949
Money Market Funds	9,104	—	—		9,104

	$3,919,990	$1,949	$0	[b]	$3,921,939

MSCI ACWI ex U.S. Healthcare
Assets:
Common Stocks	$11,691,071	$—	$—		$11,691,071
Money Market Funds	7,335	—	—		7,335

	$11,698,406	$—	$—		$11,698,406

MSCI ACWI ex U.S. Industrials
Assets:
Common Stocks	$3,283,401	$—	$—		$3,283,401
Preferred Stocks	—	422	—		422
Money Market Funds	17,157	—	—		17,157

	$3,300,558	$422	$—		$3,300,980

MSCI ACWI ex U.S. Information Technology
Assets:
Common Stocks	$3,220,104	$—	$—		$3,220,104
Money Market Funds	60,446	—	—		60,446

	$3,280,550	$—	$—		$3,280,550

268

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

MSCI ACWI ex U.S. Materials
Assets:
Common Stocks	$2,388,710	$—		$—	$2,388,710
Preferred Stocks	98,730	—		—	98,730
Money Market Funds	14,739	—		—	14,739

	$2,502,179	$—		$—	$2,502,179

MSCI ACWI ex U.S. Telecommunication Services
Assets:
Common Stocks	$3,104,316	$—		$—	$3,104,316
Preferred Stocks	22,186	—		—	22,186
Money Market Funds	790	—		—	790

	$3,127,292	$—		$—	$3,127,292

MSCI ACWI ex U.S. Utilities
Assets:
Common Stocks	$6,596,731	$—		$—	$6,596,731
Preferred Stocks	127,305	—		—	127,305
Money Market Funds	92,172	—		—	92,172

	$6,816,208	$—		$—	$6,816,208

MSCI All Country Asia ex Japan
Assets:
Common Stocks	$2,670,810,974	$—		$—	$2,670,810,974
Preferred Stocks	25,012,569	—		—	25,012,569
Rights	—	0	[b]	—	0	[b]
Money Market Funds	76,577,988	—		—	76,577,988

	$2,772,401,531	$0	[b]	$—	$2,772,401,531

MSCI All Country Asia ex Japan Small-Cap
Assets:
Common Stocks	$5,699,956	$59,829		$1,910	$5,761,695
Rights	—	28		—	28
Money Market Funds	317,344	—		—	317,344

	$6,017,300	$59,857		$1,910	$6,079,067

MSCI All Country Asia Information Technology
Assets:
Common Stocks	$4,474,145	$—		$—	$4,474,145
Preferred Stocks	107,154	—		—	107,154
Money Market Funds	74,275	—		—	74,275

	$4,655,574	$—		$—	$4,655,574

MSCI EAFE
Assets:
Common Stocks	$47,922,178,805	$11,623,769		$535	$47,933,803,109
Preferred Stocks	291,444,472	937,476		—	292,381,948
Rights	—	8,681,147		—	8,681,147
Money Market Funds	368,259,735	—		—	368,259,735
Futures Contracts[a]	7,742,450	—		—	7,742,450

	$48,589,625,462	$21,242,392		$535	$48,610,868,389

MSCI EAFE Growth
Assets:
Common Stocks	$1,632,693,844	$—		$—	$1,632,693,844
Preferred Stocks	7,059,043	66,903		—	7,125,946
Money Market Funds	8,917,465	—		—	8,917,465

	$1,648,670,352	$66,903		$—	$1,648,737,255

269

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total

MSCI EAFE Minimum Volatility
Assets:
Common Stocks	$906,857,436	$—		$—		$906,857,436
Money Market Funds	5,447,736	—		—		5,447,736

	$912,305,172	$—		$—		$912,305,172

MSCI EAFE Small-Cap
Assets:
Common Stocks	$2,881,709,536	$1,542,389		$44		$2,883,251,969
Preferred Stocks	6,231,130	—		0	[b]	6,231,130
Rights	27,832	4,012		—		31,844
Warrants	—	0	[b]	—		0	[b]
Money Market Funds	156,069,713	—		—		156,069,713

	$3,044,038,211	$1,546,401		$44		$3,045,584,656

MSCI EAFE Value
Assets:
Common Stocks	$2,318,161,745	$978,265		$38		$2,319,140,048
Preferred Stocks	18,468,889	—		—		18,468,889
Rights	—	829,407		—		829,407
Money Market Funds	9,633,429	—		—		9,633,429

	$2,346,264,063	$1,807,672		$38		$2,348,071,773

MSCI Emerging Markets Financials
Assets:
Common Stocks	$5,827,587	$—		$—		$5,827,587
Preferred Stocks	579,825	—		—		579,825
Money Market Funds	33,138	—		—		33,138

	$6,440,550	$—		$—		$6,440,550

MSCI Emerging Markets Materials
Assets:
Common Stocks	$6,599,891	$—		$—		$6,599,891
Preferred Stocks	1,056,990	—		—		1,056,990
Money Market Funds	71,715	—		—		71,715

	$7,728,596	$—		$—		$7,728,596

MSCI Europe Financials
Assets:
Common Stocks	$301,476,681	$—		$0	[b]	$301,476,681
Rights	—	336,656		—		336,656
Money Market Funds	466,496	—		—		466,496

	$301,943,177	$336,656		$0	[b]	$302,279,833

MSCI Far East Financials
Assets:
Common Stocks	$6,076,839	$—		$—		$6,076,839
Rights	—	0	[b]	—		0	[b]
Money Market Funds	181,110	—		—		181,110

	$6,257,949	$0	[b]	$—		$6,257,949

MSCI Kokusai
Assets:
Common Stocks	$527,126,876	$—		$1		$527,126,877
Preferred Stocks	1,484,996	4,887		—		1,489,883
Rights	—	44,298		—		44,298
Money Market Funds	5,979,239	—		—		5,979,239

	$534,591,111	$49,185		$1		$534,640,297

MSCI USA Minimum Volatility
Assets:
Common Stocks	$2,124,649,582	$—		$—		$2,124,649,582
Money Market Funds	80,117,662	—		—		80,117,662

	$2,204,767,244	$—		$—		$2,204,767,244

270

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iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

MSCI USA Momentum Factor
Assets:
Common Stocks	$172,755,045	$—		$—	$172,755,045
Money Market Funds	636,080	—		—	636,080

	$173,391,125	$—		$—	$173,391,125

MSCI USA Quality Factor
Assets:
Common Stocks	$175,300,262	$—		$—	$175,300,262
Money Market Funds	2,274,159	—		—	2,274,159

	$177,574,421	$—		$—	$177,574,421

MSCI USA Size Factor
Assets:
Common Stocks	$116,881,321	$—		$—	$116,881,321
Money Market Funds	299,168	—		—	299,168

	$117,180,489	$—		$—	$117,180,489

MSCI USA Value Factor
Assets:
Common Stocks	$115,650,258	$—		$—	$115,650,258
Money Market Funds	436,600	—		—	436,600

	$116,086,858	$—		$—	$116,086,858

North American Natural Resources
Assets:
Common Stocks	$2,146,753,033	$—		$—	$2,146,753,033
Money Market Funds	51,315,137	—		—	51,315,137

	$2,198,068,170	$—		$—	$2,198,068,170

North American Tech
Assets:
Common Stocks	$633,912,797	$—		$—	$633,912,797
Money Market Funds	18,279,036	—		—	18,279,036

	$652,191,833	$—		$—	$652,191,833

North American Tech-Multimedia Networking
Assets:
Common Stocks	$243,772,435	$—		$—	$243,772,435
Money Market Funds	35,476,048	—		—	35,476,048

	$279,248,483	$—		$—	$279,248,483

North American Tech-Software
Assets:
Common Stocks	$914,376,585	$—		$—	$914,376,585
Money Market Funds	80,485,401	—		—	80,485,401

	$994,861,986	$—		$—	$994,861,986

NYSE 100
Assets:
Common Stocks	$68,549,095	$—		$—	$68,549,095
Money Market Funds	47,404	—		—	47,404

	$68,596,499	$—		$—	$68,596,499

NYSE Composite
Assets:
Common Stocks	$68,343,214	$68		$26	$68,343,308
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	1,949,288	—		—	1,949,288

	$70,292,502	$68		$26	$70,292,596

271

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iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

PHLX Semiconductor
Assets:
Common Stocks	$226,859,173	$—	$—	$226,859,173
Money Market Funds	9,552,515	—	—	9,552,515

	$236,411,688	$—	$—	$236,411,688

Target Date 2010
Assets:
Investment Companies	$8,778,404	$—	$—	$8,778,404
Money Market Funds	786	—	—	786

	$8,779,190	$—	$—	$8,779,190

Target Date 2015
Assets:
Investment Companies	$26,024,293	$—	$—	$26,024,293
Money Market Funds	14,421	—	—	14,421

	$26,038,714	$—	$—	$26,038,714

Target Date 2020
Assets:
Investment Companies	$38,703,490	$—	$—	$38,703,490
Money Market Funds	9,952	—	—	9,952

	$38,713,442	$—	$—	$38,713,442

Target Date 2025
Assets:
Investment Companies	$33,904,703	$—	$—	$33,904,703
Money Market Funds	618,561	—	—	618,561

	$34,523,264	$—	$—	$34,523,264

Target Date 2030
Assets:
Investment Companies	$28,625,486	$—	$—	$28,625,486
Money Market Funds	1,074,317	—	—	1,074,317

	$29,699,803	$—	$—	$29,699,803

Target Date 2035
Assets:
Investment Companies	$20,735,646	$—	$—	$20,735,646
Money Market Funds	5,571	—	—	5,571

	$20,741,217	$—	$—	$20,741,217

Target Date 2040
Assets:
Investment Companies	$33,783,851	$—	$—	$33,783,851
Money Market Funds	17,530	—	—	17,530

	$33,801,381	$—	$—	$33,801,381

Target Date 2045
Assets:
Investment Companies	$4,940,128	$—	$—	$4,940,128
Money Market Funds	5,514	—	—	5,514

	$4,945,642	$—	$—	$4,945,642

Target Date 2050
Assets:
Investment Companies	$6,647,991	$—	$—	$6,647,991
Money Market Funds	952	—	—	952

	$6,648,943	$—	$—	$6,648,943

Target Date Retirement Income
Assets:
Investment Companies	$11,519,469	$—	$—	$11,519,469
Money Market Funds	5,881	—	—	5,881

	$11,525,350	$—	$—	$11,525,350

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

272

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The iShares MSCI All Country Asia ex Japan Small-Cap ETF had transfers from Level 1 to Level 2 during the period ended October 31, 2013 in the amount of $62,519, resulting from temporary suspensions of trading.

The iShares MSCI All Country Asia Information Technology ETF had transfers from Level 2 to Level 1 during the period ended October 31, 2013 in the amount of $55,647, resulting from the resumption of trading after a temporary suspension.

The iShares MSCI Emerging Markets Materials ETF had transfers from Level 2 to Level 1 during the period ended October 31, 2013 in the amount of $142,565, resulting from the resumption of trading after experiencing no trading volume at the beginning of the period.

273

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iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of October 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

274

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iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation	$184,882,194	$26,664,776	$(538,927)	$26,125,849
China Large-Cap	5,993,661,193	196,299,700	(596,191,818)	(399,892,118)
Conservative Allocation	126,912,070	7,392,168	(1,487,280)	5,904,888
Core MSCI EAFE	970,945,673	129,582,585	(12,609,685)	116,972,900
Core MSCI Total International Stock	268,120,609	19,189,159	(3,511,988)	15,677,171
Developed Small-Cap ex North America	41,140,776	9,661,445	(5,888,251)	3,773,194
FTSE China	29,216,347	3,827,434	(2,942,424)	885,010
Growth Allocation	202,221,266	23,857,367	(950,338)	22,907,029
Moderate Allocation	179,555,508	16,382,664	(828,625)	15,554,039
Morningstar Multi-Asset Income	153,404,457	3,051,930	(7,850,455)	(4,798,525)
MSCI ACWI	4,140,251,806	770,560,033	(159,786,906)	610,773,127
MSCI ACWI ex U.S.	1,654,991,119	243,853,082	(94,642,667)	149,210,415
MSCI ACWI ex U.S. Consumer Discretionary	3,323,150	1,156,483	(153,373)	1,003,110
MSCI ACWI ex U.S. Consumer Staples	6,413,370	1,555,711	(46,665)	1,509,046
MSCI ACWI ex U.S. Energy	5,080,814	859,846	(386,309)	473,537
MSCI ACWI ex U.S. Financials	3,630,325	399,965	(108,351)	291,614
MSCI ACWI ex U.S. Healthcare	10,018,154	1,837,190	(156,938)	1,680,252
MSCI ACWI ex U.S. Industrials	2,445,189	948,348	(92,557)	855,791
MSCI ACWI ex U.S. Information Technology	2,539,605	998,957	(258,012)	740,945
MSCI ACWI ex U.S. Materials	2,508,317	369,446	(375,584)	(6,138)
MSCI ACWI ex U.S. Telecommunication Services	2,509,331	774,609	(156,648)	617,961
MSCI ACWI ex U.S. Utilities	6,681,261	765,828	(630,881)	134,947
MSCI All Country Asia ex Japan	2,622,625,852	370,336,904	(220,561,225)	149,775,679
MSCI All Country Asia ex Japan Small-Cap	5,970,597	768,355	(659,885)	108,470
MSCI All Country Asia Information Technology	4,188,102	693,866	(226,394)	467,472
MSCI EAFE	43,920,033,629	10,191,734,544	(5,508,642,234)	4,683,092,310
MSCI EAFE Growth	1,188,492,489	496,425,907	(36,181,141)	460,244,766
MSCI EAFE Minimum Volatility	849,771,966	72,225,673	(9,692,467)	62,533,206
MSCI EAFE Small-Cap	2,569,582,745	649,517,741	(173,515,830)	476,001,911
MSCI EAFE Value	2,102,034,116	384,357,496	(138,319,839)	246,037,657
MSCI Emerging Markets Financials	6,388,474	549,701	(497,625)	52,076
MSCI Emerging Markets Materials	8,496,419	413,769	(1,181,592)	(767,823)
MSCI Europe Financials	276,295,505	27,597,494	(1,613,166)	25,984,328
MSCI Far East Financials	6,208,784	312,245	(263,080)	49,165
MSCI Kokusai	453,967,485	110,138,289	(29,465,477)	80,672,812
MSCI USA Minimum Volatility	2,132,859,898	150,724,602	(78,817,256)	71,907,346
MSCI USA Momentum Factor	161,243,219	13,468,061	(1,320,155)	12,147,906
MSCI USA Quality Factor	168,626,622	10,687,736	(1,739,937)	8,947,799
MSCI USA Size Factor	107,328,156	12,122,157	(2,269,824)	9,852,333
MSCI USA Value Factor	104,412,617	13,131,977	(1,457,736)	11,674,241
North American Natural Resources	2,121,018,946	334,831,054	(257,781,830)	77,049,224
North American Tech	551,889,502	136,562,615	(36,260,284)	100,302,331
North American Tech-Multimedia Networking	316,052,729	18,661,014	(55,465,260)	(36,804,246)
North American Tech-Software	916,210,414	125,396,854	(46,745,282)	78,651,572
NYSE 100	59,100,581	13,288,210	(3,792,292)	9,495,918
NYSE Composite	72,051,945	8,823,726	(10,583,075)	(1,759,349)
PHLX Semiconductor	232,337,050	14,335,441	(10,260,803)	4,074,638
Target Date 2010	8,252,152	657,582	(130,544)	527,038
Target Date 2015	24,278,746	1,984,780	(224,812)	1,759,968
Target Date 2020	35,084,295	3,847,934	(218,787)	3,629,147
Target Date 2025	31,191,235	3,630,218	(298,189)	3,332,029
Target Date 2030	26,188,520	3,784,336	(273,053)	3,511,283
Target Date 2035	17,640,644	3,195,210	(94,637)	3,100,573
Target Date 2040	27,829,612	6,120,901	(149,132)	5,971,769
Target Date 2045	4,638,160	315,076	(7,594)	307,482
Target Date 2050	6,115,876	546,682	(13,615)	533,067
Target Date Retirement Income	11,191,177	473,196	(139,023)	334,173

275

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iSHARES® TRUST

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”)

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Morningstar Multi-Asset Income ETF, iShares Target Date ETFs and iShares Allocation ETFs are funds of funds that invest primarily in affiliated iShares funds.

The iShares Core MSCI Total international Stock ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended October 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

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iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Aggressive Allocation
iShares Core S&P 500 ETF	365,882	26,772	—	392,654	$69,381,963	$324,284	$—
iShares Core S&P Mid-Cap ETF	245,511	17,964	—	263,475	33,867,076	117,485	—
iShares Core S&P Small-Cap ETF	45,364	3,318	—	48,682	5,034,206	11,880	—
iShares Core Total U.S. Bond Market ETF	107,561	7,872	—	115,433	12,458,684	65,606	—
iShares iBoxx $ High Yield Corporate Bond ETF	61,197	4,476	—	65,673	6,133,858	86,694	—
iShares MSCI EAFE ETF	636,003	46,536	—	682,539	44,965,669	—	—
iShares MSCI Emerging Markets ETF	103,741	7,590	—	111,331	4,727,114	—	—
iShares Short Treasury Bond ETF	86,649	6,342	—	92,991	10,251,328	—	—
iShares TIPS Bond ETF	29,346	2,148	—	31,494	3,556,617	6,625	—

					$190,376,515	$612,574	$—

Conservative Allocation
iShares Core S&P 500 ETF	118,307	—	(5,440)	112,867	$19,943,599	$97,694	$249,687
iShares Core S&P Mid-Cap ETF	25,750	—	(1,184)	24,566	3,157,714	11,481	38,296
iShares Core S&P Small-Cap ETF	16,211	—	(744)	15,467	1,599,442	3,956	19,364
iShares Core Total U.S. Bond Market ETF	414,177	—	(19,044)	395,133	42,646,705	244,894	(21,824)
iShares iBoxx $ High Yield Corporate Bond ETF	114,735	—	(5,276)	109,459	10,223,471	157,499	9,360
iShares MSCI EAFE ETF	248,610	—	(11,432)	237,178	15,625,287	—	142,929
iShares MSCI Emerging Markets ETF	32,598	—	(1,500)	31,098	1,320,421	—	3,322
iShares Short Treasury Bond ETF	301,690	—	(13,872)	287,818	31,729,056	—	381
iShares TIPS Bond ETF	53,909	—	(2,480)	51,429	5,807,877	11,849	(6,180)

					$132,053,572	$527,373	$435,335

Core MSCI Total International Stock
iShares MSCI Chile Capped ETF	6,444	7,332	—	13,776	$689,213	$—	$—
iShares MSCI Russia Capped ETF	47,941	54,478	—	102,419	2,290,089	—	—

					$2,979,302	$—	$—

Growth Allocation
iShares Core S&P 500 ETF	384,370	27,704	—	412,074	$72,813,476	$338,449	$—
iShares Core S&P Mid-Cap ETF	154,322	11,120	—	165,442	21,265,914	73,365	—
iShares Core S&P Small-Cap ETF	44,242	3,192	—	47,434	4,905,150	11,511	—
iShares Core Total U.S. Bond Market ETF	399,073	28,760	—	427,833	46,176,016	242,378	—

277

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares iBoxx $ High Yield Corporate Bond ETF	110,177	7,944	—	118,121	$11,032,501	$155,409	$—
iShares MSCI EAFE ETF	527,426	38,016	—	565,442	37,251,319	—	—
iShares MSCI Emerging Markets ETF	98,900	7,128	—	106,028	4,501,949	—	—
iShares Short Treasury Bond ETF	153,200	11,040	—	164,240	18,105,818	—	—
iShares TIPS Bond ETF	68,260	4,920	—	73,180	8,264,217	15,342	—

					$224,316,360	$836,454	$—

Moderate Allocation
iShares Core S&P 500 ETF	246,346	10,900	(6,540)	250,706	$44,299,750	$205,790	$295,589
iShares Core S&P Mid-Cap ETF	84,148	3,725	(2,235)	85,638	11,007,908	37,953	105,856
iShares Core S&P Small-Cap ETF	34,803	1,540	(924)	35,419	3,662,679	8,591	27,510
iShares Core Total U.S. Bond Market ETF	437,293	19,350	(11,610)	445,033	48,032,411	259,521	16,446
iShares iBoxx $ High Yield Corporate Bond ETF	150,892	6,675	(4,005)	153,562	14,342,691	207,904	1,579
iShares MSCI EAFE ETF	395,683	17,510	(10,506)	402,687	26,529,020	—	108,520
iShares MSCI Emerging Markets ETF	87,683	3,880	(2,328)	89,235	3,788,918	—	365
iShares Short Treasury Bond ETF	265,864	11,765	(7,059)	270,570	29,827,637	—	306
iShares TIPS Bond ETF	116,607	5,160	(3,096)	118,671	13,401,516	25,694	12,634

					$194,892,530	$745,453	$568,805

Morningstar Multi-Asset Income
iShares 10+ Year Credit Bond ETF	97,989	3,020	(6,263)	94,746	$5,362,624	$65,407	$(13,849)
iShares 10-20 Year Treasury Bond ETF	45,084	150	(20,878)	24,356	3,074,214	23,273	(272,684)
iShares 20+ Year Treasury Bond ETF	153,175	4,680	(9,639)	148,216	15,953,970	125,108	(44,470)
iShares Emerging Markets High Yield Bond ETF	108,866	—	(108,866)	—	—	26,782	(553,800)
iShares Emerging Markets Local Currency Bond ETF	—	45,850	(1,460)	44,390	2,233,705	10,017	2,935
iShares Global Infrastructure ETF	57,125	238,400	(10,319)	285,206	11,177,223	—	34,242
iShares High Dividend ETF	84,906	—	(74,704)	10,202	711,294	5,817	309,463
iShares iBoxx $ High Yield Corporate Bond ETF	188,293	50,600	(13,169)	225,724	21,082,622	297,280	6,277
iShares International Select Dividend ETF	12,388	155,000	(5,285)	162,103	6,161,535	65,527	12,941
iShares J.P. Morgan USD Emerging Markets Bond ETF	150,889	3,245	(9,557)	144,577	16,098,649	199,899	(32,747)
iShares Mortgage Real Estate Capped ETF	1,227,351	144,950	(81,004)	1,291,297	15,547,216	555,835	(57,625)
iShares S&P U.S. Preferred Stock ETF	146,216	790	(11,164)	135,842	5,189,164	65,915	(18,098)
iShares Select Dividend ETF	232,479	350	(173,106)	59,723	4,168,665	32,824	350,339

					$106,760,881	$1,473,684	$(277,076)

278

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI
BlackRock Inc.	11,410	1,624	(725)	12,309	$3,702,670	$18,876	$80,658
PNC Financial Services Group Inc. (The)	75,972	10,976	(4,900)	82,048	6,032,989	32,307	105,542

					$9,735,659	$51,183	$186,200

MSCI Kokusai
BlackRock Inc.	2,832	—	(336)	2,496	$750,822	$4,355	$33,309
PNC Financial Services Group Inc. (The)	11,328	—	(1,344)	9,984	734,124	4,393	22,202

					$1,484,946	$8,748	$55,511

MSCI USA Momentum Factor
BlackRock Inc.	5,495	958	(64)	6,389	$1,921,875	$9,606	$(1,232)

MSCI USA Size Factor
BlackRock Inc.	555	14	(35)	534	$160,633	$956	$(816)
PNC Financial Services Group Inc. (The)	1,902	81	—	1,983	145,810	873	—

					$306,443	$1,829	$(816)

MSCI USA Value Factor
BlackRock Inc.	625	4	(4)	625	$188,006	$1,050	$(45)
PNC Financial Services Group Inc. (The)	7,216	80	(24)	7,272	534,710	3,188	(67)

					$722,716	$4,238	$(112)

NYSE 100
BlackRock Inc.	1,203	165	(13)	1,355	$407,598	$2,021	$(24)
PNC Financial Services Group Inc. (The)	3,973	554	(68)	4,459	327,870	1,726	104

					$735,468	$3,747	$80

NYSE Composite
BlackRock Inc.	739	19	(219)	539	$162,137	$1,124	$16,857
PennyMac Mortgage Investment Trust	216	—	—	216	4,983	123	—
PNC Financial Services Group Inc. (The)	2,418	60	(690)	1,788	131,472	787	4,514

					$298,592	$2,034	$21,371

Target Date 2010
iShares Core S&P 500 ETF	10,017	29	(165)	9,881	$1,745,973	$8,392	$1,521
iShares Core S&P Mid-Cap ETF	3,811	2	(90)	3,723	478,554	1,720	908
iShares Core S&P Small-Cap ETF	1,859	—	(100)	1,759	181,898	453	1,119
iShares Core Total U.S. Bond Market ETF	29,153	550	—	29,703	3,205,845	17,394	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,675	50	—	2,725	254,515	3,716	—
iShares MSCI EAFE ETF	14,065	—	(849)	13,216	870,670	—	465
iShares MSCI Emerging Markets ETF	3,239	86	(228)	3,097	131,499	—	(1,215)
iShares Short Treasury Bond ETF	11,123	377	(92)	11,408	1,257,618	—	(4)
iShares TIPS Bond ETF	5,676	96	—	5,772	651,832	1,256	—

					$8,778,404	$32,931	$2,794

279

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Target Date 2015
iShares Cohen & Steers REIT ETF	3,291	827	(77)	4,041	$321,866	$2,216	$(356)
iShares Core S&P 500 ETF	30,082	5,072	(378)	34,776	6,144,919	25,190	1,324
iShares Core S&P Mid-Cap ETF	12,294	2,050	(268)	14,076	1,809,329	5,545	1,044
iShares Core S&P Small-Cap ETF	6,429	1,048	(350)	7,127	737,003	1,565	657
iShares Core Total U.S. Bond Market ETF	64,749	12,568	—	77,317	8,344,824	38,650	—
iShares iBoxx $ High Yield Corporate Bond ETF	6,355	1,232	—	7,587	708,626	8,834	—
iShares MSCI EAFE ETF	44,331	7,098	(2,607)	48,822	3,216,393	—	2,557
iShares MSCI Emerging Markets ETF	10,572	1,996	(720)	11,848	503,066	—	(1,997)
iShares Short Treasury Bond ETF	21,478	4,528	(189)	25,817	2,846,066	—	(7)
iShares TIPS Bond ETF	10,345	1,983	—	12,328	1,392,201	2,290	—

					$26,024,293	$84,290	$3,222

Target Date 2020
iShares Cohen & Steers REIT ETF	6,809	506	(116)	7,199	$573,401	$4,586	$(633)
iShares Core S&P 500 ETF	59,783	156	(435)	59,504	10,514,357	50,071	1,598
iShares Core S&P Mid-Cap ETF	25,438	56	(419)	25,075	3,223,140	11,474	3,819
iShares Core S&P Small-Cap ETF	13,772	—	(629)	13,143	1,359,118	3,354	4,348
iShares Core Total U.S. Bond Market ETF	97,883	2,748	—	100,631	10,861,104	58,475	—
iShares iBoxx $ High Yield Corporate Bond ETF	10,281	286	—	10,567	986,958	14,303	—
iShares MSCI EAFE ETF	90,889	—	(4,710)	86,179	5,677,472	—	7,561
iShares MSCI Emerging Markets ETF	22,261	690	(1,471)	21,480	912,041	—	(4,180)
iShares Short Treasury Bond ETF	27,874	1,212	(240)	28,846	3,179,983	—	(6)
iShares TIPS Bond ETF	12,220	318	—	12,538	1,415,916	2,706	—

					$38,703,490	$144,969	$12,507

Target Date 2025
iShares Cohen & Steers REIT ETF	6,763	504	(88)	7,179	$571,807	$4,556	$(921)
iShares Core S&P 500 ETF	58,294	164	(205)	58,253	10,293,305	48,834	927
iShares Core S&P Mid-Cap ETF	25,387	109	(371)	25,125	3,229,567	11,454	2,017
iShares Core S&P Small-Cap ETF	13,997	—	(586)	13,411	1,386,832	3,409	2,878
iShares Core Total U.S. Bond Market ETF	73,542	2,366	—	75,908	8,192,751	43,966	—
iShares iBoxx $ High Yield Corporate Bond ETF	8,278	264	—	8,542	797,823	11,524	—
iShares MSCI EAFE ETF	90,569	—	(4,351)	86,218	5,680,042	—	6,428

280

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares MSCI Emerging Markets ETF	22,697	750	(1,459)	21,988	$933,610	$—	$(5,457)
iShares Short Treasury Bond ETF	17,857	846	(150)	18,553	2,045,283	—	(4)
iShares TIPS Bond ETF	6,651	200	—	6,851	773,683	1,474	—

					$33,904,703	$125,217	$5,868

Target Date 2030
iShares Cohen & Steers REIT ETF	6,247	467	(59)	6,655	$530,071	$4,209	$(322)
iShares Core S&P 500 ETF	53,620	195	(47)	53,768	9,500,806	44,928	394
iShares Core S&P Mid-Cap ETF	23,644	146	(309)	23,481	3,018,248	10,670	3,289
iShares Core S&P Small-Cap ETF	13,151	—	(506)	12,645	1,307,619	3,204	4,913
iShares Core Total U.S. Bond Market ETF	52,165	1,866	—	54,031	5,831,566	31,208	—
iShares iBoxx $ High Yield Corporate Bond ETF	6,310	224	—	6,534	610,276	8,791	—
iShares MSCI EAFE ETF	84,645	—	(3,787)	80,858	5,326,925	—	6,849
iShares MSCI Emerging Markets ETF	21,668	755	(1,359)	21,064	894,377	—	(3,749)
iShares Short Treasury Bond ETF	10,926	555	(89)	11,392	1,255,854	—	(2)
iShares TIPS Bond ETF	2,996	101	—	3,097	349,744	664	—

					$28,625,486	$103,674	$11,372

Target Date 2035
iShares Cohen & Steers REIT ETF	4,839	363	(31)	5,171	$411,870	$3,261	$(332)
iShares Core S&P 500 ETF	41,797	247	—	42,044	7,429,175	35,030	—
iShares Core S&P Mid-Cap ETF	18,521	147	(217)	18,451	2,371,691	8,360	2,021
iShares Core S&P Small-Cap ETF	10,327	—	(366)	9,961	1,030,067	2,517	3,261
iShares Core Total U.S. Bond Market ETF	31,005	1,210	—	32,215	3,476,965	18,561	—
iShares iBoxx $ High Yield Corporate Bond ETF	4,052	156	—	4,208	393,027	5,648	—
iShares MSCI EAFE ETF	66,788	—	(2,788)	64,000	4,216,320	—	(1,036)
iShares MSCI Emerging Markets ETF	17,455	637	(1,071)	17,021	722,712	—	(3,781)
iShares Short Treasury Bond ETF	5,931	319	(47)	6,203	683,819	—	(1)

					$20,735,646	$73,377	$132

Target Date 2040
iShares Cohen & Steers REIT ETF	8,168	615	(34)	8,749	$696,858	$5,506	$(363)
iShares Core S&P 500 ETF	71,631	595	—	72,226	12,762,334	60,049	—
iShares Core S&P Mid-Cap ETF	31,712	296	(341)	31,667	4,070,476	14,318	4,594
iShares Core S&P Small-Cap ETF	17,640	—	(586)	17,054	1,763,554	4,300	5,308
iShares Core Total U.S. Bond Market ETF	39,430	1,636	—	41,066	4,432,253	23,617	—
iShares iBoxx $ High Yield Corporate Bond ETF	5,621	231	—	5,852	546,577	7,840	—
iShares MSCI EAFE ETF	115,561	—	(4,560)	111,001	7,312,746	—	(2,134)

281

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares MSCI Emerging Markets ETF	30,837	1,164	(1,858)	30,143	$1,279,872	$—	$(7,783)
iShares Short Treasury Bond ETF	7,953	446	(61)	8,338	919,181	—	(2)

					$33,783,851	$115,630	$(380)

Target Date 2045
iShares Cohen & Steers REIT ETF	811	497	—	1,308	$104,182	$547	$—
iShares Core S&P 500 ETF	7,281	3,753	—	11,034	1,949,708	6,106	—
iShares Core S&P Mid-Cap ETF	3,204	1,653	(48)	4,809	618,149	1,447	216
iShares Core S&P Small-Cap ETF	1,771	875	(73)	2,573	266,074	432	241
iShares Core Total U.S. Bond Market ETF	2,820	1,593	—	4,413	476,295	1,960	—
iShares iBoxx $ High Yield Corporate Bond ETF	447	253	—	700	65,380	725	—
iShares MSCI EAFE ETF	11,837	5,825	(574)	17,088	1,125,757	—	(61)
iShares MSCI Emerging Markets ETF	3,227	1,801	(287)	4,741	201,303	—	(916)
iShares Short Treasury Bond ETF	767	447	(5)	1,209	133,280	—	—

					$4,940,128	$11,217	$(520)

Target Date 2050
iShares Cohen & Steers REIT ETF	1,667	126	—	1,793	$142,812	$1,124	$—
iShares Core S&P 500 ETF	15,449	195	—	15,644	2,764,295	12,960	—
iShares Core S&P Mid-Cap ETF	6,728	81	(61)	6,748	867,388	3,039	391
iShares Core S&P Small-Cap ETF	3,678	6	(113)	3,571	369,277	897	391
iShares Core Total U.S. Bond Market ETF	3,773	173	—	3,946	425,892	2,262	—
iShares MSCI EAFE ETF	25,275	—	(894)	24,381	1,606,221	—	855
iShares MSCI Emerging Markets ETF	7,047	282	(411)	6,918	293,738	—	(1,386)
iShares Short Treasury Bond ETF	1,537	92	(11)	1,618	178,368	—	—

					$6,647,991	$20,282	$251

Target Date Retirement Income
iShares Core S&P 500 ETF	10,321	26	(224)	10,123	$1,788,734	$8,644	$1,422
iShares Core S&P Mid-Cap ETF	3,409	—	(97)	3,312	425,724	1,538	806
iShares Core S&P Small-Cap ETF	1,397	—	(83)	1,314	135,881	340	736
iShares Core Total U.S. Bond Market ETF	42,808	563	—	43,371	4,681,032	25,513	—
iShares iBoxx $ High Yield Corporate Bond ETF	3,671	47	—	3,718	347,261	5,095	—
iShares MSCI EAFE ETF	13,305	—	(872)	12,433	819,086	—	1,057
iShares MSCI Emerging Markets ETF	2,896	69	(211)	2,754	116,935	—	(281)
iShares Short Treasury Bond ETF	18,533	529	(161)	18,901	2,083,647	—	(4)
iShares TIPS Bond ETF	9,818	124	(14)	9,928	1,121,169	2,171	(131)

					$11,519,469	$43,301	$3,605

282

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

283

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this
Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	December 27, 2013

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	December 27, 2013